UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher

Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds
30 September
2019
Nuveen Municipal
Bond Funds
Fund Name	Class A	Class C	Class C2	Class R6	Class I
Nuveen All-American Municipal Bond Fund	FLAAX	FACCX	FAACX	FAAWX	FAARX
Nuveen Intermediate Duration Municipal Bond Fund	NMBAX	NNCCX	NNSCX	—	NUVBX
Nuveen Limited Term Municipal Bond Fund	FLTDX	FAFJX	FLTCX	—	FLTRX
Nuveen Short Term Municipal Bond Fund	FSHAX	NAAEX	NSVCX	—	FSHYX
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.
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Table
of Contents

3

Chair’s Letter to Shareholders
Dear Shareholders,
Financial markets have been receiving mixed messages this year. The global economy has bifurcated, split between a slumping manufacturing sector and a resilient consumer. Confidence has been weakening among corporate managements, who are wary of trade frictions and moderating global growth, but has remained elevated among consumers, who have benefited from tight labor markets and growing wages. Corporate profits are shrinking, and earnings forecasts are being downgraded. A more pessimistic growth outlook has driven interest rates to historically low levels. Yet, stock market indexes have overcome periodic volatility to touch historical highs.
Slower growth and amplified market volatility are likely to be expected in a late cycle economy. Although unpredictable geopolitics such as trade and Brexit have been a source of market anxiety, some clarity on these issues could be a potential source of upside. Furthermore, barring an exogenous shock, we believe the likelihood of a near-term recession remains low. The U.S. economy slowed in the third quarter but by less than expected, and other recent economic indicators appear to be stabilizing. Low unemployment and wage growth continue to be favorable for consumers, who represent the largest driver of the economy. The low interest rate environment should encourage businesses and consumers to borrow at lower rates while markets have been encouraged by the expectation of easier financial conditions. Although Europe’s economies presently look more vulnerable to recession and China’s growth has slowed to a near three-decade low, policy makers there remain committed to using their available tools.
At Nuveen, we still see investment opportunities in the maturing economic environment, but we are taking a selective approach. If you’re concerned about where the markets are headed from here, we encourage you to work with your financial advisor to review your time horizon, risk tolerance and investment goals. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chair of the Board
November 22, 2019

4

Portfolio Managers’
Comments
Nuveen Nuveen All-American Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund
Nuveen Short Term Municipal Bond Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen, LLC. Portfolio managers John V. Miller, CFA, and Timothy T. Ryan, CFA, have managed the Nuveen All-American Municipal Bond Fund since 2010 and 2016, respectively. Paul L. Brennan, CFA, has managed the Nuveen Intermediate Duration Municipal Bond Fund since 2007 and the Nuveen Limited Term Municipal Bond Fund since 2006. Christopher L. Drahn, CFA, has managed the Nuveen Short Term Municipal Bond Fund since 2002.
Recently, the portfolio managers reviewed key investment strategies and the Fund’s performance for the six-month reporting period ended September 30, 2019.
How did the Funds perform during the six-month reporting period ended September 30, 2019?
The tables in the Fund Performance, Expense Ratios and Effective Leverage Ratios section of this report provide each Fund’s total return performance information for the six-month, one-year, five-year and ten-year and/or since-inception periods ended September 30, 2019. The returns for each Fund’s Class A Shares at net asset value (NAV) are compared with the performance of its corresponding benchmark and Lipper classification average.
During the reporting period, the Nuveen All-American Municipal Bond Fund and the Nuveen Short Term Municipal Bond Fund outperformed their respective benchmark indexes, while the Nuveen Intermediate Duration Municipal Bond Fund and the Nuveen Limited Term Municipal Bond Fund slightly underperformed their respective benchmark indexes. The Nuveen Limited Term Municipal Bond Fund underperformed its respective Lipper classification, while the remaining three Funds outperformed their respective Lipper classification averages to varying degrees.
What key strategies were used to manage these Funds during the six-month reporting period and how did these strategies influence performance?
Nuveen All-American Municipal Bond Fund, Nuveen Intermediate Duration Municipal Bond Fund and Nuveen Limited Term Municipal Bond Fund’s investment objective is to provide as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital. Nuveen Short Term Municipal Bond Fund’s investment objective is to provide current income that is exempt from federal income tax to the extent consistent with preservation of capital.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody's) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
5

Portfolio Managers’ Comments (continued)
Nuveen All-American Municipal Bond Fund
The Class A Shares of the Nuveen All-American Municipal Bond Fund outperformed the S&P Municipal Bond Index for the six-month reporting period ended September 30, 2019.
Our duration (interest rate) and yield curve positioning was a main driver of the Fund’s outperformance relative to the index. Because the portfolio’s duration was longer than that of the benchmark, the Fund benefited more fully as interest rates declined during the reporting period. Meanwhile, from a yield-curve standpoint, we were aided by our increased exposure to longer-maturity bonds compared with the index. During the reporting period, rates on longer maturities declined more than on shorter maturities, adding to the Fund’s result.
Sector allocation also contributed to performance, as the Fund was overweighted in various categories that outperformed the index. We had more exposure, for example, in the education bond sector, which added value, given the category’s strong relative showing. Similarly, overweightings in the health care, tobacco and toll-road sectors also contributed to performance.
The Fund’s quality positioning further benefited performance. Due to our continued confidence in Nuveen’s credit research experience and resources, we remained overweighted in bonds with lower investment grade and below investment grade credit ratings. With investors generally favoring lower rated, higher yielding bonds over their higher quality, lower yielding counterparts, our increased exposure to bonds in the A rated credit tier and lower, including bonds rated below investment grade (B and below), was beneficial.
In terms of security selection, various individual holdings made notable performance contributions. Chicago Board of Education bonds added particular value, as investors perceived improvements in the issuer’s credit quality. Other notable individual outperformers included Lower Alabama Gas District bonds, California State University System bonds and California Municipal Finance Authority bonds for the LINXS public transportation project at Los Angeles International Airport.
While many of the Fund’s individual holdings performed well, several detracted from relative performance during the reporting period. The Fund's position in bonds of Virgin Trains, a South Florida rail line formerly known as Brightline, meaningfully underperformed. As usage of the service lagged initial projections, the bonds faced some selling pressure. Additionally, a position in the non-rated bonds of Knowledge Academies, a Nashville charter school, underperformed as the issuer went into default.
In managing the Fund, we maintained our consistent management approach to seek to generate tax-exempt income for shareholders. To accomplish this objective, we kept the portfolio’s duration at the longer end of our target range to capitalize upon the higher yields available from longer-dated issues.
With strong new shareholder purchases of Fund shares during the reporting period, we received substantial proceeds requiring reinvestment and successfully placed these proceeds to work in various market sectors, identifying what we believed was good relative value for our investors.
Our purchases included bonds of various states including California and New York, in which we were finding attractive yields relative to the securities’ underlying credit risks. California and New York were appealing state markets due to their relatively high-tax, so demand from in-state residents for these tax-exempt bonds is naturally high. Second, these and other states have enjoyed a favorable technical backdrop, with many bonds maturing or called and not enough replacement supply. The combination of strong demand and tighter supply has created a desirable environment for investors in these and similar states, so we took advantage of the supply/demand imbalance by investing more actively than usual in these markets.
As the municipal bond market rallied throughout the reporting period, credit spreads further compressed. Accordingly, it has become more challenging to obtain attractive risk-adjusted yields by simply investing further down in credit quality. In such an environment, we have tried to avoid “reaching for yield” by accepting less-attractive covenants or other undesirable qualities. Instead, when investing new proceeds in the municipal bond market, we remained highly selective about our investments in lower rated bonds and found ways to add incremental yield to the portfolio. For example, we increasingly purchased lower coupon bonds, despite their higher durations relative to higher coupon bonds, because we believed they offered a better overall risk/reward trade-off for our shareholders.
6

The Fund managed the duration of its portfolio by shorting interest rate futures contracts. The interest rate futures had a negligible impact on performance during the reporting period.
Nuveen Intermediate Duration Municipal Bond Fund
The Class A Shares of the Nuveen Intermediate Duration Municipal Bond Fund slightly underperformed the S&P Municipal Bond Intermediate Index for the six-month reporting period ended September 30, 2019.
Overall, security selection detracted from our relative performance, as weak results from three specific bond issues overwhelmed the positive combined impact of our other investments, which included electric utility FirstEnergy Solutions. Although these bonds had been strong contributors for the Fund leading up to this reporting period, they returned some gains during the reporting periods, as the issuer experienced a delay in its bankruptcy confirmation process. We see this as a temporary setback for FirstEnergy rather than a long-term fundamental challenge, however, and have maintained our stake in this relatively large portfolio holding. Second, our position in bonds of Virgin Trains, a commuter rail service in South Florida once known as Brightline, meaningfully detracted. The bonds faced selling pressure as usage of the service has not yet met initial projections. Third, bonds for Denver Great Hall, a major renovation project at Denver International Airport, hurt our relative performance. Various construction problems led to cancelation of the airport’s contract with the project developer and this increased uncertainty pushed down the bonds’ prices.
Beyond these three situations, however, security selection notably contributed. We benefited from holdings in bonds affiliated with the U.S. territory of Puerto Rico. (Bonds of Puerto Rico and other U.S. territories may include exemption from most federal, state and local taxes.) In particular, sales-tax-backed bonds (commonly known as COFINAs) and Puerto Rico Aqueduct and Sewer Authority bonds (PRASAs) were strong performers. Several other holdings also added value, including Chicago Board of Education bonds, various toll-road bonds, such as those for the Interstate 66 (Virginia), San Joaquin Hills (California), Pennsylvania Turnpike and Illinois Tollway and public-power bonds issues of Energy Northwest (Washington) and Santee Cooper (South Carolina).
The Fund further benefited from duration (interest rate) and yield curve positioning. For the reporting period, interest rates continued to decline while the municipal yield curve flattened, as rates on longer-term bonds fell more than those on shorter-term bonds. The Fund was well positioned for this environment. We were slightly overweighted in securities with maturities of ten years and longer, which benefited more from the flattening yield curve. Tempering that positive result, however, was our simultaneous overweighting in bonds with maturities of zero to two years, a lagging category. We maintained this overweighting to help offset our increased exposure to longer-dated debt and preserve our desired overall portfolio duration.
Credit quality positioning also contributed. During the reporting period, lower rated bonds generally outperformed their higher rated counterparts, as investors proved willing to accept more credit risk in exchange for income. This environment was generally favorable for the Fund, given our relative overweightings in lower and below investment grade credit tiers.
Sector allocation also lifted the Fund’s relative performance result. Overweightings in several outperforming sectors added value, especially tobacco, single-family housing and transportation. An overweighting in pre-refunded bonds, however, slightly offset that positive impact. These securities with very short maturities and high credit quality lagged, as the market generally favored bonds displaying the opposite qualities.
Throughout the reporting period, our goal was to reinvest the substantial new inflows coming into the Fund. Entering the reporting period, the portfolio’s duration positioning was somewhat shorter than we preferred, so in purchasing new bonds, we took advantage of suitable opportunities to invest further out on the yield curve. Although the Fund’s duration fell in absolute terms along with that of the overall market in a declining rate environment, we succeeded in increasing our duration relative to the index.
With our new purchases, we kept the Fund’s credit quality relatively consistent throughout the reporting period. Our purchases included various highly rated bonds offering what we saw as attractive yields for their minimal credit risks, including certain high quality state general obligation issues, single-family housing debt and bonds of Yale University. Notable purchases rated below investment grade included the Puerto Rico and Virgin Trains issues.
7

Portfolio Managers’ Comments (continued)
Other notable portfolio additions included state debt of Illinois and New Jersey, which we found attractively priced relative to the securities’ credit risks; bonds issued by CommonSpirit Health, one of the nation’s largest health care systems, Energy Northwest public power bonds, various housing-related issues and bonds of the Metropolitan Transportation Authority, which operates public transportation in the New York City area.
Nuveen Limited Term Municipal Bond Fund
The Class A Shares of the Nuveen Limited Term Municipal Bond Fund slightly underperformed the S&P Municipal Bond Short Intermediate Index for the six-month reporting period ended September 30, 2019.
Relative to the index, individual security selection had a mixed performance impact. On the negative side, two investments stood out as detractors. One was our position in bonds of FirstEnergy Solutions. Although our holdings in this electric utility had performed well for the Fund in prior reporting periods, the securities lagged during the reporting period, as FirstEnergy experienced a setback in its bankruptcy confirmation process. We believed, however, that this remained a short-term challenge for the company, so these bonds remained a meaningful portfolio holding as of the end of the reporting period. A second notable detractor was our position in the bonds of Virgin Trains. Initial ridership on this recently launched rail line, which serves Southeast Florida and is projected to expand to Orlando in 2022, has lagged projections. The ridership shortfall appeared to concern investors, causing the bonds to generate a negative return during the reporting period.
Beyond these two disappointing performers, security selection contributed positively to the Fund’s results, with several strong performing securities adding particular value. Our holdings in Puerto Rico-affiliated debt, namely so-called COFINA sales-tax bonds and Puerto Rico Aqueduct and Sewer Authority bonds known as PRASAs, were strong contributors to performance. Our holdings in Chicago Board of Education bonds also enjoyed solid performance for the Fund during the reporting period.
Credit quality and sector positioning further contributed to the Fund’s relative performance. In terms of credit quality, relative overweightings in the BBB, BB and B rating tiers all added value as investors favored lower rated to higher rated bonds. Meanwhile, from the standpoint of credit quality, overweightings in the outperforming tobacco, single-family-housing and hospital sectors all aided the Fund’s total return. Underweighting the pre-refunded bond sector also added value as these high quality, short-maturity bonds underperformed in a market environment rewarding bonds with the opposite characteristics.
From a yield curve perspective, the Fund benefited from being favorably positioned. Specifically, we overweighted the longer duration range of the Fund’s investment universe, which proved beneficial as longer-term rates fell. Partly offsetting this favorable result, however, was our simultaneous overweighting in bonds with maturities ranging from zero to two years. We maintained this stance to keep the Fund’s duration at our desired level, which unfortunately, proved to be relative laggards during the reporting period.
Coming into the reporting period, the Fund’s duration was shorter than we found optimal. Accordingly, during the reporting period, we prioritized raising the Fund’s duration both in absolute terms and relative to the benchmark. We are pleased to have accomplished this objective through two primary means. First, when we received new investment inflows during the reporting period, we often purchased longer-dated bonds with maturities ranging from five to fifteen years. Second, we were a little more active than usual in selling bonds on the front end of the yield curve.
Throughout the reporting period, the Fund’s credit quality remained relatively consistent. Many of our new purchases consisted of highly rated bonds that we believed offered desirable yields in exchange for their limited credit risk. Among these purchases were state general obligation bond issues, single-family housing bonds, and higher education debt issued by Yale University. We also actively purchased lower rated bond issues, including the Puerto Rico and Virgin Trains bonds.
Other notable new acquisitions during the reporting period included health care bonds of CommonSpirit Health and Adventist Health System, Metropolitan Transportation Authority public transportation bonds (New York), American Electric Power public power bonds (Ohio) and bonds issued for Marathon Oil.
Nuveen Short Term Municipal Bond Fund
8

The Class A Shares of the Nuveen Short Term Municipal Bond Fund modestly outperformed the S&P Municipal Bond Short Index for the six-month reporting period ended September 30, 2019.
During the reporting period, the short end of the municipal yield curve slightly flattened, as yields on longer maturity bonds fell more than on shorter maturity bonds. In this environment, bonds with longer durations outperformed their shorter duration counterparts, which made our yield curve positioning helpful for the Fund’s relative performance. Specifically, our overweighting in bonds with durations of four years and longer added to results, given these securities’ relative outperformance. An overweighting in bonds with durations of less than one year, however, was a slightly offsetting negative factor.
Credit quality positioning contributed to the Fund’s relative performance. Overweightings in the A, BBB and BB credit rating tiers all added to our results, as credit spreads narrowed and lower rated bond categories outperformed higher rated bond counterparts.
From a sector positioning standpoint, our relative overweighting in the outperforming health care category contributed to performance. An underweighting in the lagging pre-refunded sector also added value, as these high quality, shorter maturity securities generally lagged in a market environment rewarding bonds with the opposite characteristics. We also benefited from an overweighting in bonds subject to the alternative minimum tax (AMT) because, in aggregate, these securities outperformed the index.
In managing the Fund's portfolio during the reporting period, we made no major changes to the portfolio’s sector allocations or credit quality positioning. We kept the portfolio’s duration somewhat longer than the index, reflecting our comfort with this level of interest rate sensitivity. New purchases occurred across the quality spectrum, with investment activity more skewed toward purchases of bonds rated A and BBB as suitable opportunities arose.
Despite the flat short-term municipal yield curve, we continued to garner incremental yield from the wider credit spreads available by extending out the curve in certain names. Another way we added yield to the portfolio was by maintaining and slightly adding to our existing overweight in AMT bond exposure, whose income characteristics made them attractive opportunities for the Fund.
Notable new bond purchases for the Fund included issues of CommonSpirit Health, Austin (Texas) airport bonds, and corporate-backed industrial development revenue bonds issued for Waste Management, Inc. Proceeds for new purchases came primarily from maturing bonds and selling certain securities.
9

Risk Considerations and Dividend Information
Risk Considerations
Nuveen All-American Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. In addition, the Fund periodically engages in a moderate amount of portfolio leverage and in doing so, assumes a higher level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.
Nuveen Intermediate Duration Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility and interest rate risk.
Nuveen Limited Term Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility and interest rate risk.
Nuveen Short Term Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6  –  Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
10

All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6  –  Income Tax Information within the Notes to Financial Statements of this report.
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12

Fund Performance, Expense Ratios and Effective Leverage Ratios
The Fund Performance, Expense Ratios and Effective Leverage Ratios for each Fund are shown within this section of the report.
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Total returns for a period of less than one year are not annualized. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any) as shown in the most recent prospectus. The expense ratios include management fees and other fees and expenses.
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. A Fund may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 8—Borrowing Arrangements, are excluded from the calculation of a Fund’s effective leverage ratio.
13

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen All-American Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of September 30, 2019
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	4.78%	9.38%	4.57%	5.47%
Class A Shares at maximum Offering Price	0.36%	4.75%	3.68%	5.02%
S&P Municipal Bond Index	3.71%	8.19%	3.63%	4.24%
Lipper General & Insured Municipal Debt Funds Classification Average	4.03%	8.20%	3.48%	4.09%
Class C2 Shares	4.40%	8.66%	3.98%	4.90%
Class I Shares	4.86%	9.56%	4.77%	5.67%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	4.29%	8.44%	3.72%	4.53%
Class R6 Shares	4.88%	9.58%	N/A	3.65%
Since inception returns for Class C Shares and Class R6 Shares are from 2/10/14 and 6/30/16, respectively. Indexes and Lipper averages are not available for direct investment.
Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class C2	Class R6	Class I
Expense Ratios	0.73%	1.53%	1.28%	0.49%	0.53%
Effective Leverage Ratio as of September 30, 2019

Effective Leverage Ratio	1.56%
14

Nuveen Intermediate Duration Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of September 30, 2019
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	3.31%	7.28%	3.37%	3.70%
Class A Shares at maximum Offering Price	0.18%	4.07%	2.73%	3.38%
S&P Municipal Bond Intermediate Index	3.35%	8.14%	3.35%	4.00%
Lipper Intermediate Municipal Debt Funds Classification Average	3.15%	7.05%	2.68%	3.24%
Class C2 Shares	3.15%	6.72%	2.79%	3.13%
Class I Shares	3.51%	7.59%	3.56%	3.90%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	2.91%	6.46%	2.52%	2.87%
Since inception returns for Class C Shares are from 2/10/14. Indexes and Lipper averages are not available for direct investment.
Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class C2	Class I
Expense Ratios	0.67%	1.47%	1.22%	0.47%
Effective Leverage Ratio as of September 30, 2019

Effective Leverage Ratio	0.15%
15

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen Limited Term Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of September 30, 2019
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	1.98%	5.07%	1.94%	2.41%
Class A Shares at maximum Offering Price	(0.53)%	2.43%	1.42%	2.15%
S&P Municipal Bond Short-Intermediate Index	2.03%	5.36%	2.06%	2.56%
Lipper Short-Intermediate Municipal Debt Funds Classification Average	2.04%	4.91%	1.70%	2.10%
Class C2 Shares	1.79%	4.68%	1.59%	2.05%
Class I Shares	2.17%	5.36%	2.15%	2.61%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	1.58%	4.23%	1.17%	1.28%
Since inception returns for Class C Shares are from 2/10/14. Indexes and Lipper averages are not available for direct investment.
Class A Shares have a maximum 2.50% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 0.70% if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class C2	Class I
Expense Ratios	0.63%	1.43%	0.98%	0.43%
Effective Leverage Ratio as of September 30, 2019

Effective Leverage Ratio	0.00%
16

Nuveen Short Term Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of September 30, 2019
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	1.36%	3.39%	1.06%	1.56%
Class A Shares at maximum Offering Price	(1.19)%	0.76%	0.55%	1.29%
S&P Municipal Bond Short Index	1.31%	3.37%	1.33%	1.52%
Lipper Short Municipal Debt Funds Classification Average	1.23%	2.90%	1.04%	1.17%
Class I Shares	1.45%	3.58%	1.26%	1.74%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	0.95%	2.48%	0.34%	0.37%
Class C2 Shares	1.18%	3.03%	0.70%	0.92%
Since inception returns for Class C and Class C2 Shares are from 2/10/14 and 8/31/11, respectively. Indexes and Lipper averages are not available for direct investment.
Class A Shares have a maximum 2.50% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 0.70% if redeemed within twelve months. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class C2	Class I
Expense Ratios	0.72%	1.52%	1.06%	0.52%
Effective Leverage Ratio as of September 30, 2019

Effective Leverage Ratio	0.00%
17

Yields    as of September 30, 2019
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Subsidized yields reflect fee waivers and/or expense reimbursements from the investment adviser during the period. If any such waivers and/or reimbursements had not been in place, yields would have been reduced. Unsubsidized yields do not reflect waivers and/or reimbursements from the investment adviser during the period. Refer to the Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for further details on the investment adviser’s most recent agreement with the Fund to waive fees and/or reimburse expenses, where applicable. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the fund on an after-tax basis at an assumed tax rate. Your actual income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the fund’s income generated and paid by the fund (based on payments made during the previous calendar year) that was not exempt from federal income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen All-American Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C2	Class R6	Class I
Dividend Yield	3.22%	2.56%	2.81%	3.60%	3.55%
SEC 30-Day Yield	1.84%	1.12%	1.37%	2.15%	2.12%
Taxable-Equivalent Yield (40.8%)[2]	3.09%	1.88%	2.30%	3.62%	3.57%
Nuveen Intermediate Duration Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	2.58%	1.90%	2.15%	2.84%
SEC 30-Day Yield	1.48%	0.73%	0.98%	1.73%
Taxable-Equivalent Yield (40.8%)[2]	2.50%	1.23%	1.66%	2.92%
Nuveen Limited Term Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	1.93%	1.18%	1.61%	2.20%
SEC 30-Day Yield	1.16%	0.40%	0.84%	1.39%
Taxable-Equivalent Yield (40.8%)[2]	1.96%	0.68%	1.42%	2.35%
18

Nuveen Short Term Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	1.46%	0.71%	1.18%	1.71%
SEC 30-Day Yield	1.08%	0.36%	0.79%	1.34%
Taxable-Equivalent Yield (40.8%)[2]	1.82%	0.61%	1.33%	2.26%
1         The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand that the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2         The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a federal income tax rate shown in the respective table above.
19

Holding Summaries    as of September 30, 2019
This data relates to the securities held in each Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Nuveen All-American Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	99.9%
Corporate Bonds	0.0%
Other Assets Less Liabilities	1.4%
Net Assets Plus Floating Rate Obligations	101.3%
Floating Rate Obligations	(1.3)%
Net Assets	100%

Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	5.2%
AAA	5.9%
AA	31.4%
A	25.6%
BBB	15.3%
BB or Lower	8.0%
N/R (not rated)	8.6%
Total	100%
Portfolio Composition (% of total investments)
Transportation	20.2%
Tax Obligation/Limited	14.8%
Health Care	14.8%
Tax Obligation/General	13.6%
Utilities	7.7%
Education and Civic Organizations	7.5%
Water and Sewer	7.4%
U.S. Guaranteed	5.2%
Other	8.8%
Total	100%
States and Territories (% of total municipal bonds)
California	19.6%
New York	13.4%
Illinois	7.4%
Texas	7.0%
Colorado	4.9%
Florida	4.9%
Pennsylvania	3.8%
Wisconsin	2.8%
Washington	2.8%
Indiana	2.8%
Ohio	2.3%
Missouri	2.0%
New Jersey	1.8%
Virginia	1.8%
Arizona	1.8%
Massachusetts	1.5%
Other	19.4%
Total	100%
20

Nuveen Intermediate Duration Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	96.4%
Short-Term Municipal Bonds	3.2%
Other Assets Less Liabilities	0.4%
Net Assets	100%

Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	3.9%
AAA	9.5%
AA	28.4%
A	30.9%
BBB	14.6%
BB or Lower	5.7%
N/R (not rated)	7.0%
Total	100%
Portfolio Composition (% of total investments)
Transportation	16.8%
Tax Obligation/Limited	15.2%
Health Care	15.1%
Utilities	14.3%
Tax Obligation/General	13.6%
U.S. Guaranteed	4.2%
Water and Sewer	4.0%
Other	16.8%
Total	100%
States and Territories (% of total municipal bonds)
Illinois	11.5%
Texas	6.7%
Florida	6.1%
New York	5.9%
Pennsylvania	5.1%
New Jersey	5.0%
California	4.5%
Ohio	4.2%
Colorado	3.4%
Indiana	3.4%
Washington	2.8%
Arizona	2.7%
Louisiana	2.6%
Georgia	2.5%
Alabama	2.1%
Virginia	1.8%
Wisconsin	1.8%
Tennessee	1.7%
Oklahoma	1.7%
Puerto Rico	1.5%
Michigan	1.3%
Connecticut	1.3%
Kentucky	1.3%
Other	19.1%
Total	100%
21

Holding Summaries    as of September 30, 2019 (continued)
Nuveen Limited Term Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	97.8%
Short-Term Municipal Bonds	2.4%
Other Assets Less Liabilities	(0.2)%
Net Assets	100%

Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	1.7%
AAA	7.5%
AA	31.5%
A	36.7%
BBB	12.0%
BB or Lower	4.2%
N/R (not rated)	6.4%
Total	100%
Portfolio Composition (% of total investments)
Utilities	20.0%
Health Care	16.1%
Tax Obligation/Limited	15.7%
Tax Obligation/General	14.0%
Transportation	11.4%
Education and Civic Organizations	4.2%
Other	18.6%
Total	100%
States and Territories (% of total municipal bonds)
Illinois	10.6%
Ohio	6.1%
Pennsylvania	6.0%
Texas	5.8%
New York	5.8%
Florida	5.4%
Louisiana	5.0%
New Jersey	4.5%
Connecticut	3.8%
Indiana	3.5%
California	2.9%
Oklahoma	2.8%
Kentucky	2.6%
Washington	2.6%
Alabama	2.4%
Arizona	2.3%
Colorado	2.3%
Virginia	1.6%
Massachusetts	1.6%
Minnesota	1.6%
New Mexico	1.4%
Other	19.4%
Total	100%
22

Nuveen Short Term Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	96.3%
Short-Term Municipal Bonds	3.0%
Other Assets Less Liabilities	0.7%
Net Assets	100%

Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	0.4%
AAA	9.3%
AA	35.0%
A	37.5%
BBB	8.3%
BB or Lower	2.9%
N/R (not rated)	6.6%
Total	100%
Portfolio Composition (% of total investments)
Transportation	22.4%
Tax Obligation/General	15.5%
Utilities	14.7%
Health Care	13.7%
Tax Obligation/Limited	11.9%
Education and Civic Organizations	5.6%
Other	16.2%
Total	100%
States and Territories (% of total municipal bonds)
Texas	13.0%
Minnesota	11.3%
Colorado	6.3%
New Jersey	6.3%
New York	5.8%
Illinois	4.9%
Alabama	4.6%
California	4.3%
Missouri	4.0%
Kentucky	3.8%
Florida	2.9%
Washington	2.2%
Arizona	2.1%
Nevada	2.0%
Georgia	2.0%
Pennsylvania	1.9%
Wisconsin	1.9%
Ohio	1.9%
Other	18.8%
Total	100%
23

Expense Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended September 30, 2019.
The beginning of the period is April 1, 2019.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen All-American Municipal Bond Fund
	Share Class
	Class A	Class C	Class C2	Class R6	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,047.77	$1,042.85	$1,043.96	$1,048.79	$1,048.62
Expenses Incurred During the Period	$ 3.48	$ 7.56	$ 6.29	$ 2.25	$ 2.46
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.60	$1,017.60	$1,018.85	$1,022.80	$1,022.60
Expenses Incurred During the Period	$ 3.44	$ 7.47	$ 6.21	$ 2.23	$ 2.43
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.68%, 1.48%, 1.23%, 0.44% and 0.48% for Classes A, C, C2, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
24

Nuveen Intermediate Duration Municipal Bond Fund
	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,033.07	$1,029.15	$1,031.53	$1,035.06
Expenses Incurred During the Period	$ 3.35	$ 7.41	$ 6.15	$ 2.34
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.70	$1,017.70	$1,018.95	$1,022.70
Expenses Incurred During the Period	$ 3.34	$ 7.36	$ 6.11	$ 2.33
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.66%, 1.46%, 1.21% and 0.46% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
Nuveen Limited Term Municipal Bond Fund
	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,019.81	$1,015.78	$1,017.93	$1,021.70
Expenses Incurred During the Period	$ 3.13	$ 7.16	$ 4.89	$ 2.12
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.90	$1,017.90	$1,020.15	$1,022.90
Expenses Incurred During the Period	$ 3.13	$ 7.16	$ 4.90	$ 2.12
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.62%, 1.42%, 0.97% and 0.42% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
Nuveen Short Term Municipal Bond Fund
	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,013.60	$1,009.50	$1,011.82	$1,014.49
Expenses Incurred During the Period	$ 3.52	$ 7.54	$ 5.28	$ 2.52
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.50	$1,017.50	$1,019.75	$1,022.50
Expenses Incurred During the Period	$ 3.54	$ 7.57	$ 5.30	$ 2.53
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.70%, 1.50%, 1.05% and 0.50% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
25

Nuveen All-American Municipal Bond Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TEM INVESTMENTS – 99.9%
	MUNICIPAL BONDS – 99.9%
	Alabama – 1.0%
$ 4,220	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc, Series 2016A, 5.000%, 2/01/41	2/26 at 100.00	BBB+	$4,805,398
14,175	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A	19,878,311
500	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	535,430
12,295	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Fixed Rate Series 2018A, 4.000%, 4/01/49 (Mandatory Put 4/01/24)	No Opt. Call	A	13,311,674
7,985	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	5/24 at 100.29	A	8,694,388
3,055	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	3,417,842
42,230	Total Alabama			50,643,043
	Alaska – 0.1%
3,855	Alaska Municipal Bond Bank, General Obligation Bonds, Refunding Three Series 2016, 5.000%, 12/01/27	No Opt. Call	AA-	4,795,042
2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	10/19 at 100.00	B3	2,003,200
5,855	Total Alaska			6,798,242
	Arizona – 1.8%
2,435	Arizona State, State Lottery Revenue Bonds, Refunding Series 2019, 5.000%, 7/01/28 (WI/DD, Settling 10/03/19)	No Opt. Call	AA+	3,132,092
3,045	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	3,157,147
9,405	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	No Opt. Call	A+	10,797,034
	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A:
1,250	5.000%, 9/01/37	9/28 at 100.00	A2	1,511,475
935	5.000%, 9/01/42	9/28 at 100.00	A2	1,120,037
4,120	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019C, 1.660%, 1/01/35 (Mandatory Put 11/14/19) (SIFMA reference rate + 0.57% spread) (4)	10/23 at 100.00	AA-	4,130,547
2,500	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds, School Improvement Project 2011 and 2017, Series 2018, 5.000%, 7/01/36	7/27 at 100.00	AAA	3,081,225
26

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$ 215	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (5)	$237,377
4,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A, 5.000%, 7/01/31 (Pre-refunded 7/01/20)	7/20 at 100.00	A+ (5)	4,110,520
	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B:
1,650	5.500%, 7/01/31 – FGIC Insured	No Opt. Call	AA	2,270,383
6,000	5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	8,972,460
470	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice Academies Charter Schools Project, Series 2012, 4.875%, 9/01/22	No Opt. Call	BB	485,618
1,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 6.400%, 7/01/47 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,087,250
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013:
2,205	6.000%, 7/01/33	7/20 at 102.00	BB-	2,229,101
2,325	6.000%, 7/01/43	7/20 at 102.00	BB-	2,330,301
195	6.000%, 7/01/48	7/20 at 102.00	BB-	195,197
440	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2014A, 7.375%, 7/01/49	7/20 at 102.00	BB-	451,792
400	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	418,636
3,705	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A+ (5)	3,958,941
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
1,000	5.250%, 12/01/28	No Opt. Call	A3	1,262,150
13,155	5.000%, 12/01/32	No Opt. Call	A3	17,108,867
7,675	5.000%, 12/01/37	No Opt. Call	A3	10,353,575
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
2,590	6.000%, 12/01/27	12/21 at 100.00	N/R	2,756,537
1,080	6.000%, 12/01/32	12/21 at 100.00	N/R	1,141,981
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,164,570
1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 6.000%, 7/01/39 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,079,460
721	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	10/19 at 100.00	N/R	720,950
74,616	Total Arizona			89,265,223
	Arkansas – 0.3%
13,340	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	B	14,356,241
27

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arkansas (continued)
	Benton County Public Facilities Board, Arkansas, Charter School Lease Revenue Bonds, BCCSO Project, Series 2010A:
$ 500	5.750%, 6/01/30 (Pre-refunded 6/01/20), 144A	6/20 at 100.00	N/R (5)	$514,585
1,020	6.000%, 6/01/40 (Pre-refunded 6/01/20), 144A	6/20 at 100.00	N/R (5)	1,051,355
14,860	Total Arkansas			15,922,181
	California – 19.5%
	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B:
14,510	5.000%, 10/01/35	10/26 at 100.00	BBB+	17,091,909
4,300	5.000%, 10/01/36	10/26 at 100.00	BBB+	5,054,564
6,045	5.000%, 10/01/37	10/26 at 100.00	BBB+	7,083,410
	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A:
2,350	0.000%, 10/01/20 – AMBAC Insured (ETM)	No Opt. Call	Aaa	2,320,296
50	0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	BBB+	48,974
9,715	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C, 0.000%, 5/01/47 (6)	5/40 at 100.00	Aa3	8,026,533
10,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/38	4/27 at 100.00	AA-	11,214,900
2,000	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	2,289,640
14,935	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A	4/29 at 100.00	N/R	16,667,908
5,450	California Educational Facilities Authority, Revenue Bonds, Chapman University, Series 2017B, 4.000%, 4/01/47	4/27 at 100.00	A2	5,940,336
12,060	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Refunding Series 2016, 5.000%, 10/01/49	4/26 at 100.00	AA	14,200,650
10,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48	11/27 at 100.00	AA-	11,986,500
4,650	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/41	11/25 at 100.00	AA-	5,452,218
1,670	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42	8/27 at 100.00	BBB+	1,985,246
16,400	California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical Center, Series 2019, 4.000%, 11/15/45	11/29 at 100.00	A+	18,532,820
3,015	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Refunding Series 2015A, 5.000%, 2/01/40	2/25 at 100.00	AA	3,472,164
	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017:
1,395	5.000%, 2/01/30	2/27 at 100.00	AA	1,740,890
1,105	5.000%, 2/01/31	2/27 at 100.00	AA	1,369,305
485	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA-	552,459
28

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 2,185	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA-	$2,451,570
2,320	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2013A, 5.000%, 8/15/52	8/23 at 100.00	AA-	2,545,040
1,495	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/46, 144A	7/26 at 100.00	BB	1,640,897
3,205	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	BBB (5)	3,348,648
	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2017:
470	5.000%, 10/01/29	10/27 at 100.00	Baa1	575,116
1,165	5.000%, 10/01/30	10/27 at 100.00	Baa1	1,417,525
	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A:
7,745	5.000%, 7/01/42	7/27 at 100.00	Baa2	9,032,684
7,385	5.000%, 7/01/47	7/27 at 100.00	Baa2	8,564,015
5,000	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017B, 5.000%, 7/01/42	7/27 at 100.00	Baa2	5,831,300
33,900	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 5.000%, 12/31/43 (AMT)	6/28 at 100.00	BBB+	40,236,588
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,000	5.000%, 11/01/30	11/26 at 100.00	BBB-	1,168,180
1,040	5.250%, 11/01/31	11/26 at 100.00	BBB-	1,229,758
	California Municipal Finance Authority, Reveue Bonds, Community Medical Centers, Series 2017A:
1,750	5.000%, 2/01/42	2/27 at 100.00	A-	2,067,572
8,875	5.000%, 2/01/47	2/27 at 100.00	A-	10,426,794
640	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authoriity Desalination Project Pipeline, Refunding Series 2019, 5.000%, 11/21/45, 144A	1/29 at 100.00	Baa3	769,005
1,625	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A	1/29 at 100.00	Baa3	1,970,459
1,100	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/37	10/26 at 100.00	BBB-	1,262,888
1,475	California School Finance Authority, Educational Facility Revenue Bonds, River Springs Charter School Project, Series 2017A, 5.000%, 7/01/47, 144A	7/27 at 100.00	Ba1	1,610,317
1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2011D, 5.000%, 12/01/20	No Opt. Call	AA-	1,043,060
	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Refunding Series 2019B:
2,525	5.000%, 5/01/31 (WI/DD, Settling 10/01/19)	No Opt. Call	Aa3	3,384,485
2,650	5.000%, 5/01/32 (WI/DD, Settling 10/01/19)	No Opt. Call	Aa3	3,603,894
29

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 5.750%, 3/01/30 (Pre-refunded 3/01/20)	3/20 at 100.00	A+ (5)	$1,019,390
33,630	California State University, Systemwide Revenue Bonds, Series 2018A, 5.000%, 11/01/48	11/28 at 100.00	Aa2	41,614,771
	California State, General Obligation Bonds, Refunding Various Purpose Series 2019:
8,000	3.000%, 10/01/34	10/29 at 100.00	AA	8,504,560
8,075	3.000%, 10/01/35	10/29 at 100.00	AA	8,556,189
700	California State, General Obligation Bonds, Tender Option Bond Trust 2016-XG0039, 15.150%, 3/01/40 – AGM Insured, 144A (IF) (7)	3/20 at 100.00	AA	746,697
1,400	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 3/01/30	3/20 at 100.00	AA	1,423,142
12,000	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 8/01/46	8/26 at 100.00	AA	14,298,000
3,960	California State, General Obligation Bonds, Various Purpose Series 2019, 5.000%, 4/01/49	4/29 at 100.00	AA	4,960,058
1,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.500%, 12/01/54	12/24 at 100.00	BB	1,118,320
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
1,100	5.000%, 12/01/41, 144A	6/26 at 100.00	BB	1,238,875
1,365	5.000%, 12/01/46, 144A	6/26 at 100.00	BB	1,530,220
26,380	5.250%, 12/01/56, 144A	6/26 at 100.00	BB	29,875,086
5,800	California Statewide Communities Development Authority, Pollution Control Revenue Bonds, Southern California Edison Company, Series 2006C, 2.625%, 11/01/33 (Mandatory Put 12/01/23)	No Opt. Call	A-	6,057,172
600	California Statewide Communities Development Authority, Revenue Bonds, Front Porch Communities and Services Project, Series 2017A, 5.000%, 4/01/47	4/27 at 100.00	A	704,304
2,900	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2018A, 5.000%, 12/01/57	12/27 at 100.00	A+	3,432,759
	California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017:
4,000	5.000%, 5/15/47	5/27 at 100.00	Baa1	4,714,120
2,750	5.000%, 5/15/50	5/27 at 100.00	Baa1	3,231,992
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
825	5.750%, 7/01/30	10/19 at 100.00	CC	824,934
5,300	5.750%, 7/01/35	10/19 at 100.00	CC	5,299,417
2,000	5.500%, 7/01/39	10/19 at 100.00	CC	1,999,860
	Chaffey Community College District, San Bernardino County, California, General Obligation Bonds, Election 2018 Series 2019A:
3,390	3.000%, 6/01/37	6/28 at 100.00	AA	3,537,872
3,705	3.000%, 6/01/38	6/28 at 100.00	AA	3,855,349
3,975	3.000%, 6/01/39	6/28 at 100.00	AA	4,123,506
30

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (5)	$450,228
6,170	Elk Grove Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2016, 5.000%, 9/01/46	9/26 at 100.00	N/R	7,084,579
5,500	Escondido Union School District, San Diego County, California, General Obligation Bonds, Election 2014 Series 2018B, 4.000%, 8/01/47	8/27 at 100.00	AAA	6,127,660
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A:
1,695	0.000%, 1/15/33	No Opt. Call	A-	1,147,464
10,000	0.000%, 1/15/35 – AGM Insured	No Opt. Call	AA	6,615,200
1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	3/20 at 100.00	A	1,406,592
10,000	Gilroy Unified School District, Santa Clara County, California, General Obligation Bonds, Election of 2008 & 2016, Series 2019, 4.000%, 8/01/48	8/27 at 100.00	Aa3	11,114,100
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1:
3,425	5.000%, 6/01/35	6/28 at 100.00	BBB	4,061,776
6,285	5.250%, 6/01/47	6/22 at 100.00	N/R	6,474,870
46,250	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	10/19 at 20.06	CCC+	7,856,025
9,000	Irvine Ranch Water District, California, Certificates of Participation, Series 2016, 5.250%, 2/01/41	8/26 at 100.00	AAA	11,014,290
1,000	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Superior Lien Series 2010A, 5.000%, 9/01/33	9/20 at 100.00	AA	1,030,900
1,980	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	1,861,834
2,750	Lammersville Joint Unified School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District 2014-1 Improvement Area 1 Mountain House School Facilities, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	N/R	3,217,940
11,625	Lammersville Schools Finance Authority, California, Lease Revenue Bonds, Cordes Elementary School, Series 2019, 3.000%, 10/01/49 – BAM Insured	10/27 at 100.00	AA	11,702,074
21,500	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2019F, 3.000%, 8/01/47	8/29 at 100.00	Aa2	21,991,705
	Long Beach, California, Harbor Revenue Bonds, Series 2017:
1,600	5.000%, 5/15/36 (AMT)	5/27 at 100.00	AA	1,937,616
1,400	5.000%, 5/15/37 (AMT)	5/27 at 100.00	AA	1,690,388
1,410	5.000%, 5/15/40 (AMT)	5/27 at 100.00	AA	1,689,222
	Long Beach, California, Harbor Revenue Bonds, Series 2019A:
7,500	5.000%, 5/15/44	5/29 at 100.00	Aa2	9,406,500
7,500	5.000%, 5/15/49	5/29 at 100.00	Aa2	9,369,975
	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series 2019A:
9,330	5.000%, 7/01/39	7/28 at 100.00	AAA	11,736,394
10,340	5.000%, 7/01/44	7/28 at 100.00	AAA	12,842,694
31

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 15,265	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C, 5.000%, 5/15/44 (AMT)	11/27 at 100.00	AA-	$18,237,095
10,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018D, 5.000%, 5/15/48 (AMT)	5/29 at 100.00	AA-	12,177,800
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018D:
7,500	5.000%, 7/01/43	7/28 at 100.00	AA	9,265,200
6,000	5.000%, 7/01/48	7/28 at 100.00	AA	7,368,900
12,555	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2019A, 5.250%, 7/01/49	1/29 at 100.00	AA	15,847,549
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A:
2,300	5.000%, 7/01/34	1/27 at 100.00	AA+	2,834,819
2,500	5.000%, 7/01/35	1/27 at 100.00	AA+	3,073,825
7,500	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2018A, 5.000%, 7/01/48	1/28 at 100.00	AA+	9,147,000
	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2018B-1:
8,945	5.000%, 7/01/34 – BAM Insured	1/28 at 100.00	AA	11,215,152
7,475	5.000%, 7/01/38	1/28 at 100.00	AAA	9,230,205
15,150	5.250%, 7/01/42	1/28 at 100.00	AAA	18,843,721
	Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Series 2018A:
9,320	5.000%, 6/01/43	6/28 at 100.00	AA	11,537,787
16,990	5.000%, 6/01/48	6/28 at 100.00	AA	20,880,030
2,500	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Green Subordinate Lien Series 2017B, 5.000%, 6/01/35	6/27 at 100.00	AA	3,111,575
500	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A	552,290
3,000	Madera County, California, Certificates of Participation, Children's Hospital Central California, Series 2010, 5.375%, 3/15/36 (Pre-refunded 3/15/20)	3/20 at 100.00	AA- (5)	3,057,180
1,000	Manteca Financing Authority, California, Sewer Revenue Bonds, Series 2009, 5.750%, 12/01/36	12/19 at 100.00	AA	1,007,250
1,000	Modesto Irrigation District, California, Electric System Revenue Bonds, Refunding Series 2011A, 5.000%, 7/01/26	7/21 at 100.00	A+	1,062,920
2,565	Morongo Band of Mission Indians, California, Enterprise Revenue Bonds, Series 2018A, 5.000%, 10/01/42, 144A	10/28 at 100.00	BBB-	2,902,067
	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A:
2,800	7.000%, 11/01/34	No Opt. Call	A	4,299,764
2,500	6.500%, 11/01/39	No Opt. Call	A	3,934,025
30,945	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Election 2012, Series 2019A, 3.000%, 8/01/40 – AGM Insured	8/27 at 100.00	AA	31,633,836
32

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 11,305	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 (ETM)	12/19 at 100.00	N/R (5)	$12,439,344
	Orange County, California, Special Tax Bonds, Community Facilities District 2016-1 Esencia Village, Series 2016A:
1,250	5.000%, 8/15/41	8/26 at 100.00	N/R	1,440,663
2,000	5.000%, 8/15/46	8/26 at 100.00	N/R	2,294,520
	Palm Desert Redevelopment Agency, California, Successor Agency Redevelopment Project Area, Series 2017A:
500	5.000%, 10/01/28 – BAM Insured	4/27 at 100.00	AA	629,610
500	5.000%, 10/01/30 – BAM Insured	4/27 at 100.00	AA	621,745
3,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.625%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (5)	3,012,930
1,710	Perris Public Financing Authority, California, Tax Allocation Revenue Bonds, Housing Loan Series 2010A, 6.125%, 10/01/40	10/20 at 100.00	A	1,787,634
3,775	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Election 2008 Series 2009A, 0.000%, 8/01/23	No Opt. Call	AA-	3,562,165
5,500	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41	No Opt. Call	AA-	3,066,965
15,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/41 – AGM Insured (6)	8/36 at 100.00	AA	17,666,850
4,000	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation Bonds, Refunding Series 2010, 6.125%, 6/30/37 (Pre-refunded 6/30/20)	6/20 at 100.00	A- (5)	4,147,000
5,775	Riverside, California, Sewer Revenue Bonds, Refunding Series 2018A, 5.000%, 8/01/39	8/28 at 100.00	AA-	7,238,731
715	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Parkard Campus Oaks, Series 2016, 5.500%, 9/01/46	9/26 at 100.00	N/R	827,777
	Sacramento County, California, Airport System Revenue Bonds, Refunding Senior Series 2018C:
4,305	5.000%, 7/01/37 (AMT)	7/28 at 100.00	A+	5,246,805
6,000	5.000%, 7/01/38 (AMT)	7/28 at 100.00	A+	7,293,240
5,000	5.000%, 7/01/39 (AMT)	7/28 at 100.00	A+	6,064,150
845	Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007, 5.900%, 9/01/37	3/20 at 100.00	N/R	857,067
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2017A:
8,000	5.000%, 7/01/42 (AMT)	7/27 at 100.00	A	9,540,320
2,500	5.000%, 7/01/47	7/27 at 100.00	A	3,007,550
3,615	5.000%, 7/01/47 (AMT)	7/27 at 100.00	A	4,286,522
6,895	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Subordinate Lien Series 2018A, 5.250%, 8/01/47	8/28 at 100.00	Aa3	8,679,633
	San Diego Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2017A:
1,815	5.000%, 9/01/36	9/26 at 100.00	AA	2,219,981
6,160	5.000%, 9/01/40	9/26 at 100.00	AA	7,451,506
33

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 12,300	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B, 5.000%, 5/01/46 (AMT)	5/26 at 100.00	A+	$14,241,432
12,715	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017A, 5.000%, 5/01/47 (AMT)	5/27 at 100.00	A+	14,936,692
25,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A, 5.000%, 5/01/44 (AMT)	5/29 at 100.00	A+	30,435,500
1,820	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series A of 2009, 4.900%, 5/01/29	11/19 at 100.00	A+	1,825,496
13,300	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44	1/25 at 100.00	BBB+	15,102,283
9,745	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/44	1/25 at 100.00	A-	11,106,182
2,000	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 3/01/22 (AMT)	No Opt. Call	A	2,169,840
5,350	San Rafael Elementary School District, Marin County, California, General Obligation Bonds, Series 2005C, 0.000%, 8/01/30 – NPFG Insured	No Opt. Call	AA+	4,249,719
440	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/31 (Pre-refunded 2/01/21)	2/21 at 100.00	A (5)	474,126
2,355	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County, California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38 (Pre-refunded 12/01/19)	12/19 at 100.00	A+ (5)	2,369,672
275	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	295,554
500	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	BBB+ (5)	550,855
4,750	Tobacco Securitization Authority of Southern, California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A, 5.125%, 6/01/46	10/19 at 100.00	B+	4,762,540
920	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010, 5.000%, 9/01/30 – AGM Insured (Pre-refunded 9/01/20)	9/20 at 100.00	AA (5)	952,614
3,500	Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017, 5.000%, 1/01/47	1/28 at 100.00	BBB+	4,045,475
5,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31 – AGC Insured	8/26 at 100.00	AA	6,068,300
	Westminster School District, Orange County, California, General Obligation Bonds, Series 2009-A1:
2,485	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA	2,210,358
1,405	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA	1,183,994
2,920	0.000%, 8/01/29 – AGC Insured	No Opt. Call	AA	2,395,159
	William S Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015-1, Series 2017:
1,425	5.000%, 9/01/42	9/26 at 100.00	N/R	1,641,087
1,205	5.000%, 9/01/47	9/26 at 100.00	N/R	1,381,978
7,505	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series 2007A, 0.000%, 8/01/30 – NPFG Insured	No Opt. Call	Aa3	6,045,202
34

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 11,250	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (6)	No Opt. Call	Aa2	$ 10,687,725
917,225	Total California			997,441,617
	Colorado – 4.9%
560	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A, 5.000%, 12/01/39	9/24 at 103.00	N/R	600,919
500	Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.125%, 12/01/48	6/24 at 103.00	N/R	529,675
1,890	Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A, 6.500%, 12/01/47	12/22 at 103.00	N/R	1,981,457
1,400	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc K-8 Facility Project, Series 2013, 5.000%, 6/01/26	6/23 at 100.00	A+	1,542,492
2,065	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	10/19 at 100.00	BB+	2,069,894
3,040	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc Second Campus Project, Series 2013, 7.350%, 8/01/43	8/23 at 100.00	BB+	3,457,118
2,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc High School Project, Series 2010, 5.125%, 12/01/39	12/19 at 100.00	AA-	2,505,800
11,755	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43	11/29 at 100.00	AA	13,139,151
6,570	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018B, 5.000%, 11/15/48 (Mandatory Put 11/20/25)	No Opt. Call	AA	7,909,295
1,400	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37	1/24 at 102.00	N/R	1,544,970
9,985	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49	8/29 at 100.00	BBB+	10,737,769
12,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc, Refunding Series 2012A, 5.000%, 12/01/33	12/22 at 100.00	A-	13,034,520
725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	BBB+ (5)	835,976
6,155	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A, 5.000%, 6/01/45 (Pre-refunded 6/01/25)	6/25 at 100.00	BBB+ (5)	7,361,072
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B, 4.000%, 9/01/34	9/25 at 100.00	A3	3,243,000
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Refunding Composite Deal Series 2010B, 5.250%, 1/01/25	1/20 at 100.00	AA-	3,028,920
1,100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care National Obligated Group Project, Series 2010A, 6.250%, 11/15/40 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (5)	1,158,652
1,000	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46	12/23 at 103.00	N/R	1,094,200
35

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 8,000	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2018N, 5.000%, 3/15/38	3/28 at 100.00	Aa2	$9,823,040
1,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (5)	1,152,880
1,995	Concord Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding Series 2010, 5.375%, 12/01/40	12/20 at 100.00	BBB+	2,049,563
1,730	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/21	11/20 at 100.00	AA-	1,802,920
5,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.250%, 11/15/43 (AMT)	11/23 at 100.00	A+	5,611,150
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
4,000	5.000%, 12/01/26 (AMT)	No Opt. Call	A+	4,855,600
10,510	5.000%, 12/01/34 (AMT)	12/28 at 100.00	A+	12,913,637
24,390	5.000%, 12/01/35 (AMT)	12/28 at 100.00	A+	29,883,360
19,500	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Current Interest Series 2018A-1, 5.000%, 8/01/48	8/26 at 100.00	AA	23,000,640
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
2,250	5.000%, 12/01/26	No Opt. Call	Baa2	2,664,833
510	5.000%, 12/01/31	12/26 at 100.00	Baa2	588,693
3,500	5.000%, 12/01/32	12/26 at 100.00	Baa2	4,044,600
1,200	5.000%, 12/01/33	12/26 at 100.00	Baa2	1,387,512
565	5.000%, 12/01/34	12/26 at 100.00	Baa2	653,219
300	5.000%, 12/01/35	12/26 at 100.00	Baa2	346,686
	DIATC Metropolitan District, Commerce City, Adams County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2019:
505	5.000%, 12/01/39, 144A	9/24 at 103.00	N/R	544,269
500	5.000%, 12/01/49, 144A	9/24 at 103.00	N/R	531,525
11,555	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/24 – NPFG Insured	No Opt. Call	A	10,590,273
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
20	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	15,943
395	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	304,043
20	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	14,352
25	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	17,367
9,890	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 – NPFG Insured	No Opt. Call	A	8,383,852
1,160	El Paso County School District 49 Falcon, Colorado, Certificates of Participation, Series 2015, 5.000%, 12/15/28	12/25 at 100.00	Aa3	1,392,487
1,035	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/45	12/21 at 103.00	N/R	1,085,808
36

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,764	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	$1,784,163
1,365	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 6.000%, 12/01/38	12/24 at 100.00	N/R	1,442,218
720	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	743,076
3,600	Fossil Ridge Metropolitan District No 3, In the City of Lakewood, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2014, 5.000%, 12/01/44	12/20 at 100.00	BBB	3,677,076
660	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2019A, 5.125%, 12/01/38, 144A	6/24 at 103.00	N/R	672,943
9,265	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.375%, 12/01/46	12/21 at 103.00	N/R	9,473,185
	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A:
1,695	5.125%, 12/01/37	12/23 at 103.00	N/R	1,810,497
1,945	5.250%, 12/01/47	12/23 at 103.00	N/R	2,075,101
2,145	Metropolitan State University of Denver, Colorado, Institutional Enterprise Revenue Bonds, Aerospace and Engineering Sciences Building Project, Series 2016, 5.000%, 12/01/45	12/25 at 100.00	Aa2	2,512,910
2,025	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2009, 6.375%, 12/01/37 – AGC Insured (Pre-refunded 12/01/19)	12/19 at 100.00	AA (5)	2,041,787
620	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	A	701,753
6,300	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30, 144A	12/22 at 100.00	N/R	6,542,424
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
2,170	6.250%, 11/15/28	No Opt. Call	A+	2,784,891
3,580	6.500%, 11/15/38	No Opt. Call	A+	5,467,663
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
1,025	5.250%, 7/15/24	7/20 at 100.00	BBB+	1,048,954
4,265	6.000%, 1/15/41	7/20 at 100.00	BBB+	4,390,135
575	Sterling Hills West Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007, 5.000%, 12/01/39	12/27 at 100.00	Baa1	663,901
1,310	Thompson Crossing Metropolitan District 4, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2019, 5.000%, 12/01/49	9/24 at 103.00	N/R	1,397,154
815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	832,726
224,044	Total Colorado			249,495,689
37

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut – 0.6%
$ 860	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc Project, Series 2016A, 5.000%, 9/01/53, 144A	9/26 at 100.00	BB	$934,734
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G, 5.625%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A (5)	1,075,900
11,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45	6/26 at 100.00	AA-	12,850,530
3,065	Connecticut Health and Educational Facilities Authoroity, Revneue Bonds, Connecticut State University System, Series 2019Q-2, 5.000%, 11/01/30	11/29 at 100.00	A1	3,945,053
1,675	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2015A, 5.000%, 8/01/35	8/25 at 100.00	A+	1,956,015
6,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017, 5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	7,347,015
428	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22 (Pre-refunded 4/01/20)	4/20 at 100.00	N/R (5)	439,877
1,800	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (5)	1,949,400
26,328	Total Connecticut			30,498,524
	Delaware – 0.1%
1,000	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	1,033,640
1,000	Delaware Economic Development Authority, Revenue Bonds, ASPIRA of Delaware Charter Operations, Inc Project, Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	BB+	1,077,930
2,450	Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical Center Project, Series 2018, 5.000%, 6/01/48	12/28 at 100.00	BBB	2,870,812
600	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation - Dover LLC Delaware State University Project, Series 2018A, 5.000%, 7/01/58	1/28 at 100.00	BB+	656,310
5,050	Total Delaware			5,638,692
	District of Columbia – 0.4%
2,000	Metropolitan Washington DC Airports Authority, District of Columbia, Airport System Revenue Bonds, Refunding Bonds, Series 2011C, 5.000%, 10/01/26 (AMT)	10/21 at 100.00	AA-	2,140,600
	Metropolitan Washington DC Airports Authority, District of Columbia, Airport System Revenue Bonds, Refunding Series 2018A:
8,470	5.000%, 10/01/33 (AMT)	10/28 at 100.00	AA-	10,475,696
3,000	5.000%, 10/01/34 (AMT)	10/28 at 100.00	AA-	3,698,670
3,000	5.000%, 10/01/35 (AMT)	10/28 at 100.00	AA-	3,688,200
16,470	Total District of Columbia			20,003,166
	Florida – 4.9%
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
300	5.000%, 11/15/23	No Opt. Call	BBB	335,361
2,300	5.000%, 11/15/28	11/23 at 100.00	BBB	2,555,208
38

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,250	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB	$1,287,813
445	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	10/19 at 100.00	N/R	444,956
6,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 – AGM Insured (Pre-refunded 10/01/21)	10/21 at 100.00	AA (5)	6,446,160
	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The Gardens Apartments Project, Series 2015A:
1,500	4.750%, 7/01/40	7/25 at 100.00	CCC+	1,108,365
1,380	5.000%, 7/01/50	7/25 at 100.00	CCC+	994,304
12,970	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A	6/28 at 100.00	N/R	14,216,676
	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A:
500	4.000%, 6/15/29, 144A	6/26 at 100.00	N/R	517,525
565	5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	597,561
610	5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	641,122
7,060	Central Florida Expressway Authority, Revenue Bonds, Refunding Senior Lien Series 2016B, 4.000%, 7/01/39	7/26 at 100.00	A+	7,768,965
910	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%, 10/01/49, 144A (AMT)	10/27 at 100.00	N/R	994,120
1,125	Cityplace Community Development District, Florida, Special Assessement and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	No Opt. Call	A	1,284,638
1,000	Clearwater, Florida, Water and Sewer Revenue Bonds, Series 2009A, 5.250%, 12/01/39 – AGC Insured (Pre-refunded 12/01/19)	12/19 at 100.00	AA (5)	1,006,560
1,000	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	1,060,570
2,885	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.750%, 6/15/42	12/21 at 101.00	N/R	3,082,824
1,570	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	1,724,472
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2010A, 6.000%, 9/15/30	9/20 at 100.00	B+	1,027,670
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2012A:
710	5.500%, 6/15/22, 144A	No Opt. Call	N/R	724,378
500	6.000%, 6/15/32, 144A	6/22 at 100.00	N/R	518,785
1,100	6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	1,132,505
2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2013A, 8.500%, 6/15/44	6/23 at 100.00	N/R	2,298,540
1,500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2014A, 6.125%, 6/15/44	6/24 at 100.00	N/R	1,619,295
39

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
$ 8,200	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	No Opt. Call	N/R	$7,646,500
8,200	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	1/25 at 105.00	N/R	7,626,000
16,200	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	1/25 at 105.00	N/R	15,066,000
	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1:
450	4.500%, 6/01/33, 144A	6/28 at 100.00	N/R	491,805
550	4.750%, 6/01/38, 144A	6/28 at 100.00	N/R	602,267
6,800	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A, 5.000%, 4/01/27	4/22 at 100.00	A-	7,299,800
	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Series 2012A:
1,210	5.000%, 12/01/30	12/22 at 100.00	A2	1,342,846
1,000	5.000%, 12/01/31	12/22 at 100.00	A2	1,108,620
3,000	5.000%, 12/01/37	12/22 at 100.00	A2	3,310,380
840	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 5.000%, 5/01/46	5/26 at 100.00	N/R	874,826
3,130	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44 (AMT)	10/24 at 100.00	AA-	3,526,321
	Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A:
6,285	5.250%, 10/01/42	10/27 at 100.00	AA	7,652,742
3,930	5.250%, 10/01/47	10/27 at 100.00	AA	4,758,012
695	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	10/19 at 100.00	BB-	695,417
	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
875	5.500%, 6/15/32	6/22 at 100.00	BB-	890,286
1,375	5.750%, 6/15/42	6/22 at 100.00	BB-	1,396,147
6,875	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2015, 5.000%, 11/15/45 (Pre-refunded 11/15/24)	11/24 at 100.00	A+ (5)	8,097,237
	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013:
885	3.950%, 12/15/21 (AMT), 144A	6/20 at 100.00	BBB+	897,470
9,500	4.200%, 12/15/25 (AMT), 144A	6/20 at 100.00	BBB+	9,638,985
6,340	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	AA	7,179,289
7,405	Miami Beach, Florida, Stormwater Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/47	9/22 at 100.00	AA-	8,100,255
860	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Nicklaus Children's Hospital, Refunding Series 2017, 5.000%, 8/01/36	8/27 at 100.00	A+	1,033,866
40

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1:
$ 1,250	5.375%, 10/01/35 (Pre-refunded 10/01/20)	10/20 at 100.00	N/R (5)	$1,300,687
335	5.375%, 10/01/35 (Pre-refunded 10/01/20)	10/20 at 100.00	A (5)	348,755
12,195	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/38 (AMT)	10/25 at 100.00	A	14,017,299
22,160	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	AA-	24,363,147
7,500	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc, Series 2019A, 5.000%, 10/01/47	4/29 at 100.00	A+	9,072,675
	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012:
550	4.500%, 6/01/27	6/21 at 100.00	BBB	570,477
625	5.000%, 6/01/32	6/21 at 100.00	BBB	650,550
750	5.000%, 6/01/36	6/21 at 100.00	BBB	778,710
875	5.125%, 6/01/42	6/21 at 100.00	BBB	906,903
	Pinellas County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc, Project, Series 2019:
615	5.000%, 7/01/29	No Opt. Call	N/R	737,674
180	5.000%, 7/01/39	7/29 at 100.00	N/R	210,056
5,095	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperatice, Inc Project, Refunding Series 2018B, 5.000%, 3/15/42	5/28 at 100.00	A-	6,082,462
1,006	Riverbend West Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	1,060,213
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
5,000	5.000%, 8/15/31	8/27 at 100.00	AA-	6,153,250
3,655	5.000%, 8/15/47	8/27 at 100.00	AA-	4,297,293
500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/29	1/24 at 100.00	A-	560,960
35	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	37,890
210	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (6)	5/22 at 100.00	N/R	180,695
170	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (8)	10/19 at 100.00	N/R	2
475	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (8)	10/19 at 100.00	N/R	5
435	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40	10/19 at 100.00	N/R	371,029
270	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40	10/19 at 100.00	N/R	189,745
41

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 290	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (8)	10/19 at 100.00	N/R	$3
250	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1, 6.125%, 5/01/42	5/22 at 100.00	N/R	266,518
1,495	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34	5/22 at 100.00	N/R	1,568,404
	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Refunding Series 2017:
2,380	5.000%, 10/15/42	10/27 at 100.00	A3	2,789,741
3,000	5.000%, 10/15/47	10/27 at 100.00	A3	3,503,490
13,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc Project, Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A-	14,862,770
	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
470	5.125%, 5/01/36	5/28 at 100.00	N/R	497,326
930	5.500%, 5/01/46	5/28 at 100.00	N/R	1,012,054
230,486	Total Florida			249,014,227
	Georgia – 1.0%
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
2,500	6.750%, 1/01/35	1/28 at 100.00	N/R	2,685,825
1,000	7.000%, 1/01/40	1/28 at 100.00	N/R	1,075,970
2,000	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/39 (AMT)	7/29 at 100.00	AA-	2,250,720
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B:
4,565	5.375%, 11/01/39 – AGM Insured (Pre-refunded 11/01/19)	11/19 at 100.00	AA (5)	4,580,064
2,435	5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA	2,443,036
10,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2011, 5.750%, 10/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	A+ (5)	10,665,400
	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A:
1,250	5.000%, 1/01/35	7/28 at 100.00	A	1,498,463
700	5.000%, 1/01/36	7/28 at 100.00	A	836,878
1,100	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993BB, 5.250%, 1/01/25 – NPFG Insured	No Opt. Call	A1	1,211,045
1,000	Lavonia Hospital Authority, Georgia, Revenue Anticpation Certificates, Ty Cobb Regional Medical Center , Series 2010, 6.000%, 12/01/40 – AGM Insured (Pre-refunded 12/01/20)	12/20 at 100.00	AA (5)	1,054,570
	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2007A:
960	5.000%, 3/15/22	No Opt. Call	A+	1,036,531
1,000	5.500%, 9/15/28	No Opt. Call	A+	1,279,800
5,000	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2016A, 5.000%, 1/01/28	7/26 at 100.00	A2	5,938,750
42

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$ 1,590	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.250%, 10/01/27	10/21 at 100.00	Baa1	$1,703,542
13,120	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	A+	14,786,896
48,220	Total Georgia			53,047,490
	Guam – 0.1%
1,020	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	BB	1,074,845
2,000	Guam Government Department of Education, Certificates of Participation, John F Kennedy High School Project, Series 2010A, 6.625%, 12/01/30	12/20 at 100.00	B+	2,050,320
1,005	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A- (5)	1,037,652
985	Guam Government, General Obligation Bonds, Series 2019, 5.000%, 11/15/31 (AMT)	5/29 at 100.00	Ba1	1,158,163
1,610	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (AMT)	10/23 at 100.00	BBB+	1,871,706
6,620	Total Guam			7,192,686
	Hawaii – 0.2%
1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	AA-	1,674,780
1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB	1,070,650
	Hawaii Department of Budget and Finance, Special Purpose Senior Living Revenue Bonds, 15 Craigside Project, Series 2009A:
865	8.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	872,577
1,250	9.000%, 11/15/44 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	1,261,263
4,545	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/45 (AMT)	7/25 at 100.00	AA-	5,178,709
9,160	Total Hawaii			10,057,979
	Idaho – 0.2%
	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016:
2,300	3.500%, 9/01/33	9/26 at 100.00	BB+	2,306,164
205	5.000%, 9/01/37	9/26 at 100.00	BB+	229,863
	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2018A:
2,435	5.000%, 3/01/36	9/28 at 100.00	A-	2,922,365
2,250	5.000%, 3/01/37	9/28 at 100.00	A-	2,687,985
2,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Idaho Arts Charter School, Inc Project, Refunding Series 2016A, 5.000%, 12/01/38	12/26 at 100.00	BBB-	2,231,220
9,190	Total Idaho			10,377,597
	Illinois – 7.4%
	Bensenville, Illinois, General Obligation Bonds, Series 2011A:
1,295	5.000%, 12/15/30 – AGM Insured (Pre-refunded 12/15/21)	12/21 at 100.00	AA (5)	1,398,108
705	5.000%, 12/15/30 – AGM Insured	12/21 at 100.00	AA	750,811
43

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Champaign, Illinois, General Obligation Sales Tax Bonds, Public Safety Series 1999:
$ 1,140	8.250%, 1/01/21 – FGIC Insured	No Opt. Call	Baa2	$1,231,565
1,275	8.250%, 1/01/22 – FGIC Insured	No Opt. Call	Baa2	1,455,922
67,800	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	81,395,934
590	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A, 5.000%, 12/01/42	12/22 at 100.00	BB	623,730
1,215	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39	12/24 at 100.00	BB	1,340,923
35,090	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	BB	42,659,966
2,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	2,220,246
1,550	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	1,575,327
3,180	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2015C, 5.000%, 1/01/46 (AMT)	1/25 at 100.00	A	3,575,719
900	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.000%, 1/01/35	1/24 at 100.00	BBB+	971,235
8,805	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB+	10,518,189
920	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.500%, 1/01/33	1/25 at 100.00	BBB+	1,037,797
13,760	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D, 5.500%, 1/01/40	1/25 at 100.00	BBB+	15,311,990
125	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C, 5.000%, 1/01/34	10/19 at 100.00	BBB+	125,329
	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
400	5.250%, 1/01/35	1/21 at 100.00	BBB+	411,160
1,035	5.000%, 1/01/40	1/21 at 100.00	BBB+	1,058,143
1,000	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	1/22 at 100.00	BBB+	1,046,340
7,545	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E, 5.500%, 1/01/42	1/25 at 100.00	BBB+	8,381,740
1,635	Chicago, Illinois, General Obligation Bonds, Refunding Series 2009A, 5.000%, 1/01/22 (Pre-refunded 1/01/20)	1/20 at 100.00	BBB+ (5)	1,649,355
1,320	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/25	1/22 at 100.00	BBB+	1,394,052
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
2,260	5.000%, 1/01/24	No Opt. Call	BBB+	2,489,752
935	5.000%, 1/01/25	No Opt. Call	BBB+	1,049,500
2,500	5.000%, 1/01/29	1/26 at 100.00	BBB+	2,833,875
705	5.000%, 1/01/35	1/26 at 100.00	BBB+	784,884
2,175	5.000%, 1/01/38	1/26 at 100.00	BBB+	2,405,528
2,200	Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%, 1/01/39	1/25 at 100.00	BBB+	2,451,592
715	Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	BBB+	794,293
44

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 4,440	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA-	$4,603,880
2,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	BB	2,071,760
	DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District 523, Illinois, General Obligation Bonds, Kishwaukee Community College, Series 2011B:
1,000	0.000%, 2/01/35	2/21 at 38.17	AA-	371,960
750	0.000%, 2/01/36	2/21 at 35.47	AA-	259,193
575	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	577,702
1,400	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 7.125%, 10/01/41	10/21 at 100.00	BB+	1,495,676
2,195	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	AA+	2,519,750
1,255	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (5)	1,258,941
	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc, Refunding Series 2010:
710	6.125%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (5)	730,696
1,290	6.125%, 5/15/27	5/20 at 100.00	BBB-	1,318,444
3,895	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 4.250%, 5/15/43	5/22 at 100.00	Baa2	4,019,212
10,810	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/40	6/26 at 100.00	A3	12,435,500
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A:
265	6.000%, 5/15/39	5/20 at 100.00	A	273,822
1,635	6.000%, 5/15/39 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (5)	1,681,401
10,715	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/45	11/25 at 100.00	A	12,086,734
1,545	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	5/20 at 100.00	AA-	1,571,466
895	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 5.500%, 7/01/28	7/23 at 100.00	A-	1,012,540
20	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 4.000%, 11/15/39	5/25 at 100.00	AA-	21,399
1,105	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/35	8/25 at 100.00	Baa1	1,259,203
925	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc, Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured (Pre-refunded 3/01/20)	3/20 at 100.00	AA (5)	939,939
4,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41	8/21 at 100.00	AA-	4,294,320
45

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2009B:
$ 470	5.000%, 8/15/26 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (5)	$484,894
930	5.000%, 8/15/26	8/20 at 100.00	AA-	958,821
1,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41 (Pre-refunded 2/15/21)	2/21 at 100.00	AA- (5)	1,583,730
4,000	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized - Lifelink Developments, Series 2006, 4.850%, 4/20/41 (AMT) (UB) (7)	12/19 at 100.00	AA+	4,006,440
7,335	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%, 6/15/31 – AGM Insured	6/24 at 100.00	AA	8,308,501
8,000	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/30	1/26 at 100.00	BBB	8,953,200
5,000	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/27	5/24 at 100.00	BBB	5,498,400
5,325	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/24	No Opt. Call	BBB	5,923,051
	Illinois State, General Obligation Bonds, Series 2012A:
5,520	5.000%, 3/01/25	3/22 at 100.00	BBB	5,834,861
5,910	5.000%, 3/01/26	3/22 at 100.00	BBB	6,244,861
500	5.000%, 3/01/27	3/22 at 100.00	BBB	527,950
1,440	Illinois State, General Obligation Bonds, Series 2013, 5.250%, 7/01/28	7/23 at 100.00	BBB	1,571,314
5,000	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 5.000%, 6/15/28	6/21 at 100.00	A-	5,248,100
3,000	Lombard Public Facilities Corporation, Illinois, Conference Center and Hotel Revenue Bonds, First Tier Series 2005A-2, 5.500%, 1/01/30	10/19 at 100.00	N/R	2,917,380
875	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BBB	921,690
1,280	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	BBB	1,380,083
5,400	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52	12/25 at 100.00	BBB	5,890,266
1,225	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, 5.000%, 6/15/53	12/25 at 100.00	BBB	1,335,495
8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1996A, 0.000%, 12/15/21 – NPFG Insured	No Opt. Call	Baa2	7,667,727
10,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured	No Opt. Call	AA	6,216,400
1,841	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/34 – AGM Insured	3/24 at 100.00	AA	2,039,018
845	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012, 4.750%, 10/01/29	10/22 at 100.00	Baa1	911,400
3,890	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.250%, 6/01/21	No Opt. Call	A	4,123,789
4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	AA	5,625,512
46

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
$ 15,530	4.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	$16,556,378
3,485	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	3,946,170
5,000	University of Illinois, Auxiliary Facilities System Revenue Bonds, Series 2013A, 4.000%, 4/01/32	4/23 at 100.00	A1	5,310,450
7,405	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/42	10/23 at 100.00	A-	8,372,167
339,481	Total Illinois			376,104,591
	Indiana – 2.8%
695	Chesterton, Indiana, Economic Development Revenue Bonds, Storypoint Chesterton Project, Series 2016, 6.250%, 1/15/43, 144A	1/24 at 104.00	N/R	748,758
5,215	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007A, 5.250%, 10/15/20	No Opt. Call	A+	5,406,025
1,400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	B	1,402,380
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc Project, Series 2016:
2,475	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	2,596,646
4,920	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	5,160,194
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc Project, Series 2016:
3,710	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	3,892,347
6,075	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	6,371,582
5,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose Hulman Institute Of Technology Project, Series 2018, 4.000%, 6/01/44	12/28 at 100.00	A1	5,426,200
1,640	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014, 5.000%, 10/01/39	10/24 at 100.00	A3	1,839,080
1,000	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010, 5.125%, 3/01/30 (Pre-refunded 3/02/20)	3/20 at 100.00	N/R (5)	1,015,530
3,000	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2012A, 5.000%, 7/01/36	7/21 at 100.00	A+	3,163,620
6,495	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health, Series 2018A, 5.000%, 11/01/43	11/28 at 100.00	AA-	7,868,952
9,215	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (AMT)	7/23 at 100.00	A-	10,038,176
15,205	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	AA	17,919,092
8,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/40	10/24 at 100.00	AA	9,177,920
	Indianapolis Local Public Improvement Bond Bank, Indiana, Community Justice Campus Bonds, Courthouse & Jail Project, Series 2019A:
6,490	5.000%, 2/01/44	2/29 at 100.00	AAA	8,041,370
23,520	5.000%, 2/01/49	2/29 at 100.00	AAA	28,965,821
47

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
$ 1,530	5.000%, 4/01/26	4/22 at 100.00	Ba1	$1,618,036
1,400	5.000%, 4/01/27	4/22 at 100.00	Ba1	1,478,680
1,560	5.000%, 4/01/29	4/22 at 100.00	Ba1	1,644,599
	Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC Project, Series 2013:
305	5.875%, 1/01/24 (AMT)	No Opt. Call	N/R	333,359
9,185	7.000%, 1/01/44 (AMT)	1/24 at 100.00	N/R	10,789,068
5,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc, Series 2011, 8.000%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (5)	5,619,950
123,035	Total Indiana			140,517,385
	Iowa – 0.5%
2,275	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/36 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (5)	2,336,471
4,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health, Series 2016E, 4.000%, 8/15/46	2/26 at 100.00	AA-	4,254,520
2,980	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	12/20 at 103.00	B+	3,023,508
5,375	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B+	5,866,866
1,015	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	10/19 at 105.00	B+	1,067,059
3,920	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/25 at 103.00	B+	4,197,026
810	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2, 5.500%, 12/01/25	12/19 at 100.00	AAA	815,144
360	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Senior Lien Series 2011A-2, 5.750%, 12/01/28 (AMT)	12/19 at 102.00	A	370,192
2,045	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.625%, 6/01/46	10/19 at 100.00	B	2,045,409
22,780	Total Iowa			23,976,195
	Kansas – 0.2%
	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc, Series 2016:
1,500	5.000%, 12/01/36	12/26 at 100.00	Baa3	1,706,340
1,320	5.000%, 12/01/41	12/26 at 100.00	Baa3	1,486,993
	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C:
100	5.500%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	100,477
4,440	5.500%, 11/15/29	11/19 at 100.00	AA	4,462,244
1,250	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured	10/19 at 100.00	BB	1,252,150
48

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)
$ 780	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	4/20 at 100.00	BBB	$ 791,747
9,390	Total Kansas			9,799,951
	Kentucky – 1.4%
	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Series 2018A:
2,545	5.000%, 9/01/43	9/28 at 100.00	A2	3,050,335
2,600	5.000%, 9/01/48	9/28 at 100.00	A2	3,098,134
6,345	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011, 5.000%, 8/15/42	8/21 at 100.00	A	6,662,821
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A:
2,500	5.750%, 6/01/25 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa3 (5)	2,571,225
2,480	6.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa3 (5)	2,554,574
2,630	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc, Series 2017A, 5.000%, 12/01/45 – AGM Insured	12/27 at 100.00	AA	3,088,251
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
5,655	5.000%, 7/01/37	7/25 at 100.00	BBB+	6,399,141
2,050	5.000%, 1/01/45	7/25 at 100.00	BBB+	2,253,114
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 119, Series 2018:
2,000	5.000%, 5/01/35	5/28 at 100.00	A1	2,414,360
2,500	5.000%, 5/01/36	5/28 at 100.00	A1	3,010,175
4,000	5.000%, 5/01/37	5/28 at 100.00	A1	4,790,480
	Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare Inc, Series 2016A:
5,735	5.000%, 10/01/31	10/26 at 100.00	A+	6,867,491
2,785	4.000%, 10/01/35	10/26 at 100.00	A+	3,050,048
5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc Project, Improvement and Refunding Series 2011, 6.500%, 3/01/41	3/21 at 100.00	N/R	5,271,650
12,750	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	No Opt. Call	A3	13,863,840
1,635	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 2.550%, 11/01/27 (Mandatory Put 5/03/21) (AMT)	No Opt. Call	A1	1,663,613
63,210	Total Kentucky			70,609,252
	Louisiana – 0.7%
25,965	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, 144A (AMT)	7/23 at 100.00	N/R	28,657,311
1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB-	1,047,060
2,030	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/47	5/25 at 100.00	A3	2,283,161
49

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$ 1,050	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A	$1,180,001
1,135	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B, 4.000%, 12/01/49 – AGM Insured	12/28 at 100.00	AA	1,250,350
31,180	Total Louisiana			34,417,883
	Maine – 0.3%
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,000	6.750%, 7/01/36	7/21 at 100.00	BB	2,158,120
10,390	6.750%, 7/01/41	7/21 at 100.00	BB	11,178,601
1,665	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	AA	1,707,724
	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
460	5.000%, 7/01/26	7/23 at 100.00	BBB+	509,565
1,000	5.000%, 7/01/27	7/23 at 100.00	BBB+	1,106,200
15,515	Total Maine			16,660,210
	Maryland – 0.6%
	Maryland Economic Development Corporation Economic Development Revenue Bonds, Terminal Project, Series 2019A:
450	5.000%, 6/01/44 (AMT)	6/29 at 100.00	Baa3	540,810
900	5.000%, 6/01/49 (AMT)	6/29 at 100.00	Baa3	1,075,734
14,350	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42 (UB) (7)	2/25 at 100.00	A	16,313,798
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 5.750%, 7/01/30	No Opt. Call	BB	1,000,270
8,390	Maryland Stadium Authority, Lease Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2016, 5.000%, 5/01/41	5/26 at 100.00	AA	9,863,536
25,090	Total Maryland			28,794,148
	Massachusetts – 1.5%
8,620	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Capital Appreciation Series 2016A, 0.000%, 7/01/32	7/26 at 85.54	AA	6,434,744
1,000	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017, 5.000%, 10/01/57, 144A	10/22 at 105.00	BB+	1,099,890
4,350	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37	10/19 at 100.00	N/R	4,200,577
	Massachusetts Development Finance Agency, Revenue Bonds, Beth Israel Lahey Health Issue, Series 2019K:
1,315	5.000%, 7/01/31	7/29 at 100.00	A	1,659,951
1,250	5.000%, 7/01/32	7/29 at 100.00	A	1,569,388
	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E:
1,200	5.000%, 7/01/35	7/26 at 100.00	BBB	1,391,700
5,590	5.000%, 7/01/37	7/26 at 100.00	BBB	6,444,096
50

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$ 10,410	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2016A, 5.000%, 1/01/47	1/27 at 100.00	BBB+	$11,965,462
1,500	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A, 5.000%, 10/01/43	10/26 at 100.00	Baa2	1,715,265
1,035	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 4.875%, 1/01/24	1/23 at 100.00	BBB	1,132,259
	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A:
2,500	5.000%, 7/01/39	1/29 at 100.00	BBB+	3,008,575
10,165	5.000%, 7/01/44	1/29 at 100.00	BBB+	12,109,361
	Massachusetts Development Finance Agency, Revenue Bonds, Woods Hole Oceanographic Institution, Series 2018:
3,490	5.000%, 6/01/43	6/28 at 100.00	AA-	4,273,819
6,210	5.000%, 6/01/48	6/28 at 100.00	AA-	7,565,891
3,010	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%, 3/01/46	3/24 at 100.00	Aa1	3,399,133
5,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017F, 5.000%, 11/01/43	11/27 at 100.00	Aa1	6,058,400
66,645	Total Massachusetts			74,028,511
	Michigan – 1.3%
4,425	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 – AMBAC Insured	No Opt. Call	A+	4,157,907
9,500	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured	No Opt. Call	Aa1	11,970,570
800	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, WA Foote Memorial Hospital, Refunding Series 2006B-2, 5.000%, 6/01/27 – AGM Insured (Pre-refunded 6/01/20)	6/20 at 100.00	AA (5)	819,920
16,670	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2019A, 4.000%, 2/15/47	8/29 at 100.00	AA-	18,329,498
10,115	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI, 5.000%, 12/01/45	6/26 at 100.00	AA-	11,782,660
270	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 6.125%, 5/01/21	12/19 at 100.00	BBB-	270,381
	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011:
205	6.000%, 10/01/21	No Opt. Call	B	199,268
500	7.000%, 10/01/31	10/21 at 100.00	B	488,535
1,000	7.000%, 10/01/36	10/21 at 100.00	B	950,570
2,485	Michigan Finance Authority, Senior Lien Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Series 2018, 5.000%, 11/01/43	11/28 at 100.00	Aa3	3,021,984
1,550	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A, 5.000%, 10/01/35	10/20 at 100.00	AA	1,597,259
1,250	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	10/19 at 100.00	BBB-	1,252,525
51

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$ 1,195	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	10/19 at 100.00	N/R	$1,195,550
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A:
750	5.375%, 10/15/41	10/21 at 100.00	Aa2	807,600
2,000	5.500%, 10/15/45	10/21 at 100.00	Aa2	2,153,000
	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009:
500	5.625%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	502,550
1,480	5.750%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	1,487,770
5,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/39	3/24 at 100.00	A+	5,625,050
59,695	Total Michigan			66,612,597
	Minnesota – 0.9%
310	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%, 8/01/41	8/26 at 100.00	BB+	315,369
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A:
150	5.000%, 7/01/36	7/24 at 102.00	N/R	160,049
270	5.000%, 7/01/47	7/24 at 102.00	N/R	284,507
4,050	City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian Home Project, Series 2016, 5.000%, 10/01/51	10/24 at 102.00	N/R	4,272,304
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc, Refunding Series 2015:
250	5.250%, 1/01/40	1/23 at 100.00	N/R	252,953
675	5.250%, 1/01/46	1/23 at 100.00	N/R	680,953
	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A:
1,555	5.000%, 8/01/46, 144A	8/22 at 100.00	N/R	1,610,887
1,250	5.000%, 8/01/51, 144A	8/22 at 100.00	N/R	1,293,225
2,575	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	2,735,603
3,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R	3,051,600
2,250	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2018A, 5.000%, 10/01/45	10/28 at 100.00	Baa1	2,631,060
500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BBB-	521,405
16,825	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37, 144A (AMT)	10/22 at 100.00	BBB-	17,046,080
52

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A:
$ 2,500	5.000%, 11/15/27 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (5)	$3,016,250
2,080	5.250%, 11/15/28 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (5)	2,170,501
535	5.250%, 11/15/35 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (5)	558,278
235	5.000%, 11/15/44 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (5)	283,528
3,750	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46	1/24 at 100.00	Aa3	4,237,312
42,760	Total Minnesota			45,121,864
	Mississippi – 0.2%
5,000	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 – AGM Insured	No Opt. Call	AA	5,645,550
3,430	University of Mississippi Educational Building Corporation, Revenue Bonds, Facilities Refinancing Project, Series 2019A, 3.000%, 10/01/34	10/29 at 100.00	Aa2	3,598,104
8,430	Total Mississippi			9,243,654
	Missouri – 2.0%
3,185	Bi-State Development Agency, Bi-State MetroLink District, Missouri, St Clair County Metrolink Extension Project Bonds, Refunding Series 2006, 5.250%, 7/01/27 – AGM Insured	No Opt. Call	AA	4,031,254
2,205	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A-	2,211,218
17,965	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B, 5.000%, 3/01/49 – AGM Insured (AMT)	3/29 at 100.00	AA	21,581,714
15,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	15,365,250
8,935	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	1/25 at 100.00	AA	9,566,973
1,250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 6.000%, 2/01/41	2/21 at 100.00	BBB	1,317,188
4,455	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Tender Option Bond Trust 2015-XF0046, 10.367%, 11/15/39 (Pre-refunded 11/15/19), 144A (IF)	11/19 at 100.00	AA+ (5)	4,514,073
2,250	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/28	1/25 at 100.00	A	2,632,275
15,100	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%, 1/01/35	1/26 at 100.00	A	16,659,377
53

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A:
$ 5,000	0.000%, 7/15/31 – AGC Insured	No Opt. Call	AA	$3,716,300
7,000	0.000%, 7/15/32 – AGC Insured	No Opt. Call	AA	5,011,650
6,250	0.000%, 7/15/33 – AGC Insured	No Opt. Call	AA	4,317,000
7,000	0.000%, 7/15/34 – AGC Insured	No Opt. Call	AA	4,652,690
6,000	0.000%, 7/15/35 – AGC Insured	No Opt. Call	AA	3,838,020
2,000	0.000%, 7/15/36 – AGC Insured	No Opt. Call	AA	1,230,260
1,288	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	3/20 at 100.00	N/R	1,289,906
1,390	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	10/19 at 100.00	N/R	837,044
106,273	Total Missouri			102,772,192
	Montana – 0.3%
2,505	Montana Facilities Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018, 5.000%, 6/01/48	6/28 at 100.00	A	2,986,611
1,910	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43	7/28 at 100.00	BBB	2,205,534
9,130	Montana Facility Finance Authority, Revenue Bonds, Billings Clinic Obligated Group, Series 2018A, 5.000%, 8/15/48	8/28 at 100.00	AA-	11,057,161
13,545	Total Montana			16,249,306
	Nebraska – 0.8%
3,075	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Refunding Crossover Series 2017A, 5.000%, 9/01/30	No Opt. Call	A	3,857,926
4,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	4,341,520
1,740	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A	1,982,469
	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Refunding Series 2016A:
18,465	5.000%, 2/01/46 (UB) (7)	2/26 at 100.00	A+	21,352,372
10,000	5.000%, 2/01/49 (UB) (7)	2/26 at 100.00	A+	11,526,900
37,280	Total Nebraska			43,061,187
	Nevada – 1.2%
	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A:
265	5.000%, 9/01/29	9/27 at 100.00	A-	320,547
750	5.000%, 9/01/30	9/27 at 100.00	A-	903,412
730	5.000%, 9/01/32	9/27 at 100.00	A-	873,248
1,965	5.000%, 9/01/42	9/27 at 100.00	A-	2,297,517
1,150	5.000%, 9/01/47	9/27 at 100.00	A-	1,336,955
13,600	Clark County, Nevada, General Obligation Bonds, Stadium Improvement, Limited Tax Additionally Secured by Pledged Revenues, Series 2018A, 5.000%, 5/01/48	6/28 at 100.00	AA+	16,463,616
54

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$ 2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.000%, 7/01/30	1/20 at 100.00	Aa3	$2,017,600
4,765	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, 5.750%, 2/15/38, 144A (AMT)	8/29 at 100.00	N/R	4,829,089
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,125	4.000%, 9/01/25	No Opt. Call	N/R	1,191,791
1,800	4.000%, 9/01/35	9/26 at 100.00	N/R	1,837,872
2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C, 5.000%, 6/01/38	6/21 at 100.00	AA+	2,636,200
20,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Water Improvement Series 2016A, 5.000%, 6/01/46 (UB) (7)	6/26 at 100.00	AA+	23,555,400
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
90	4.000%, 6/01/20	No Opt. Call	N/R	91,012
715	4.000%, 6/01/21	No Opt. Call	N/R	734,305
325	5.000%, 6/01/23	No Opt. Call	N/R	351,764
200	4.250%, 6/01/24	6/23 at 103.00	N/R	212,224
1,760	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/31	12/25 at 100.00	N/R	1,941,949
	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011:
20	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	21,267
25	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	26,584
365	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	Aa2 (5)	388,444
54,150	Total Nevada			62,030,796
	New Hampshire – 0.2%
8,170	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42, 144A (AMT)	7/23 at 100.00	B1	8,693,860
	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A:
1,000	5.000%, 8/01/34	2/28 at 100.00	A	1,219,400
725	5.000%, 8/01/36	2/28 at 100.00	A	879,505
9,895	Total New Hampshire			10,792,765
	New Jersey – 1.8%
4,510	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	5,040,060
1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	A3	1,453,882
3,215	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 4.000%, 7/01/34	7/27 at 100.00	BBB+	3,440,275
55

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 9,090	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2016AAA, 5.500%, 6/15/29	12/26 at 100.00	A-	$10,950,632
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999:
1,000	5.125%, 9/15/23 (AMT)	8/22 at 101.00	BB	1,076,410
1,650	5.250%, 9/15/29 (AMT)	8/22 at 101.00	BB	1,809,588
2,255	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)	3/24 at 101.00	BB	2,600,940
835	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.750%, 6/01/31 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (5)	859,917
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A, 5.000%, 7/01/31	7/26 at 100.00	AA	1,213,680
1,460	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	1,655,377
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
1,475	5.000%, 6/15/30	6/26 at 100.00	A+	1,733,110
1,035	5.000%, 6/15/31	6/26 at 100.00	A+	1,211,933
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A:
11,305	5.000%, 12/15/32	12/28 at 100.00	A-	13,394,955
6,000	5.000%, 12/15/33	12/28 at 100.00	A-	7,092,480
14,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 5.250%, 6/15/43	12/28 at 100.00	A-	16,422,420
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB:
4,000	4.000%, 6/15/36 (WI/DD, Settling 10/03/19)	12/28 at 100.00	A-	4,285,080
3,200	4.000%, 6/15/37 (WI/DD, Settling 10/03/19)	12/28 at 100.00	A-	3,415,552
3,175	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	AA	3,916,553
1,000	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 5.750%, 12/01/30 – AGC Insured (Pre-refunded 12/01/19)	12/19 at 100.00	A3 (5)	1,007,370
1,760	North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease Certificates, Senior Lien Series 2012A, 5.000%, 6/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	1,933,818
2,000	Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2003, 5.000%, 12/15/19 – AGM Insured	No Opt. Call	AA	2,014,640
6,165	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BBB	6,802,153
81,465	Total New Jersey			93,330,825
	New Mexico – 0.1%
3,000	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena Project, Series 2010A, 5.875%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	BBB- (5)	3,098,910
56

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York – 13.4%
$ 11,125	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series 2016A, 5.000%, 7/15/42	1/27 at 100.00	Baa3	$12,802,316
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
1,100	6.000%, 7/15/30 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (5)	1,114,850
7,745	6.375%, 7/15/43 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (5)	7,857,767
	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Charter School for Applied Technologies, Series 2017A:
500	4.500%, 6/01/27	6/24 at 103.00	BBB-	555,610
250	5.000%, 6/01/35	6/24 at 103.00	BBB-	280,400
1,440	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Series 2017, 5.000%, 1/01/47	1/27 at 100.00	A+	1,695,571
2,500	Build New York City Resource Corporation, New York, Revenue Bonds, Manhattan College, Series 2017, 5.000%, 8/01/47	8/27 at 100.00	A-	2,958,925
2,400	Build New York City Resource Corporation, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	2,746,056
4,450	Dormitory Authority of the State of New York, New York State University Facities Revenue Bonds, Series 2018A, 5.000%, 7/01/43	7/28 at 100.00	Aa3	5,453,386
3,500	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health System Obligated Group Series 2019A, 4.000%, 7/01/45	7/29 at 100.00	BBB+	3,853,325
8,145	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A-	9,360,886
4,955	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.500%, 7/01/43 – AGM Insured (Pre-refunded 7/01/20)	7/20 at 100.00	AA (5)	5,115,195
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
100	5.000%, 12/01/34, 144A	6/27 at 100.00	BBB-	117,970
300	5.000%, 12/01/36, 144A	6/27 at 100.00	BBB-	352,188
	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2019A:
10,300	5.000%, 10/01/28	10/27 at 100.00	Aa3	13,093,875
2,790	5.000%, 10/01/33	10/27 at 100.00	Aa3	3,466,742
	Dormitory Authority of the State of New York, Revenue Bonds, Teachers College, Series 2017:
500	5.000%, 7/01/29	7/27 at 100.00	A+	620,455
175	5.000%, 7/01/32	7/27 at 100.00	A+	214,771
2,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019A Bidding Group 2,3,4, 5.000%, 3/15/36	3/29 at 100.00	Aa1	2,525,380
	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018A:
14,000	5.000%, 3/15/38	3/28 at 100.00	AA+	17,227,000
13,000	5.000%, 3/15/41	3/28 at 100.00	AA+	15,881,320
57

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018C:
$ 8,000	5.000%, 3/15/36	3/28 at 100.00	AA+	$9,910,960
10,000	5.000%, 3/15/37	3/28 at 100.00	AA+	12,342,300
1,365	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 6.240%, 2/01/47	2/27 at 100.00	N/R	1,506,428
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
245	5.750%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa2 (5)	260,023
155	5.750%, 2/15/47	2/21 at 100.00	Aa2	163,824
6,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	A	7,847,515
	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A:
1,000	5.000%, 5/01/36 – AGM Insured (Pre-refunded 5/01/21)	5/21 at 100.00	AA (5)	1,060,610
1,980	5.000%, 5/01/38 (Pre-refunded 5/01/21)	5/21 at 100.00	A (5)	2,100,008
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2017A:
1,400	5.000%, 7/01/34	7/27 at 100.00	AA-	1,732,850
1,000	5.000%, 7/01/36	7/27 at 100.00	AA-	1,227,610
1,000	5.000%, 7/01/37	7/27 at 100.00	AA-	1,222,110
7,100	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46	12/26 at 100.00	A-	8,230,604
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
235	5.000%, 7/01/23	No Opt. Call	A-	263,489
300	5.000%, 7/01/24	No Opt. Call	A-	345,249
210	5.000%, 7/01/26	7/24 at 100.00	A-	241,366
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
3,000	3.163%, 10/01/37 (8)	10/19 at 100.00	N/R	1,965,000
1,000	3.231%, 10/01/46 (8)	10/19 at 100.00	N/R	655,000
715	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	10/19 at 100.00	AA	718,761
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series DD, 5.000%, 6/15/47	12/26 at 100.00	AA+	1,195,760
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series EE:
5,000	5.000%, 6/15/36	6/27 at 100.00	AA+	6,128,550
5,000	5.000%, 6/15/37	6/27 at 100.00	AA+	6,105,500
18,515	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2019 Series DD-2, 5.250%, 6/15/49	6/28 at 100.00	AA+	22,911,942
58

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2019 Series FF-2:
$ 9,760	4.000%, 6/15/37	6/29 at 100.00	AA+	$11,305,301
10,720	4.000%, 6/15/41	6/29 at 100.00	AA+	12,236,773
3,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018 Series Subseries S-4A, 5.000%, 7/15/33	7/28 at 100.00	AA	3,773,490
5,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018, Series 2017S-1, 5.000%, 7/15/35	7/27 at 100.00	AA	6,124,650
22,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/35	7/28 at 100.00	AA	27,493,180
4,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/36	7/25 at 100.00	AA	4,710,880
15,085	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43	1/26 at 100.00	AA	17,727,741
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1:
12,000	5.000%, 8/01/40	8/28 at 100.00	AAA	14,766,600
7,220	5.000%, 8/01/42	8/28 at 100.00	AAA	8,849,482
7,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2020 Subseries A-3, 3.000%, 5/01/45	5/29 at 100.00	AAA	7,160,720
14,965	New York City, New York, General Obligation Bonds, Fiscal 2018 Series E-1, 5.000%, 3/01/44	3/28 at 100.00	Aa1	18,143,416
	New York City, New York, General Obligation Bonds, Fiscal 2018 Series F-1:
7,000	5.000%, 4/01/39	4/28 at 100.00	Aa1	8,607,760
9,775	5.000%, 4/01/43	4/28 at 100.00	Aa1	11,884,445
5,000	5.000%, 4/01/45	4/28 at 100.00	Aa1	6,064,700
	New York City, New York, General Obligation Bonds, Fiscal 2019 Series D-1:
3,800	5.000%, 12/01/40	12/28 at 100.00	Aa1	4,698,890
13,695	5.000%, 12/01/44	12/28 at 100.00	Aa1	16,823,760
	New York City, New York, General Obligation Bonds, Fiscal 2020 Series A-1:
20,890	3.000%, 8/01/36	8/29 at 100.00	Aa1	21,948,914
20,000	4.000%, 8/01/44	8/29 at 100.00	Aa1	22,741,000
20,730	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	22,932,148
6,235	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 1, 2.450%, 9/15/69 (WI/DD, Settling 10/22/19)	3/29 at 100.00	Aa2	6,363,628
1,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 2, 2.625%, 9/15/69 (WI/DD, Settling 10/22/19)	3/29 at 100.00	A2	1,016,650
2,465	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69 (WI/DD, Settling 10/22/19)	3/29 at 100.00	Baa2	2,508,803
59

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 10,160	New York State Clean Water And Drinking Water Revenue Subordinated Revolving Fds New York City Municipal Water, Series 2019, 3.000%, 6/15/38 (WI/DD, Settling 10/08/19)	6/29 at 100.00	AAA	$10,649,102
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds,:
1,000	5.000%, 6/15/31 (WI/DD, Settling 10/08/19)	6/29 at 100.00	AAA	1,303,030
2,300	5.000%, 6/15/32 (WI/DD, Settling 10/08/19)	6/29 at 100.00	AAA	2,990,184
2,000	5.000%, 6/15/35 (WI/DD, Settling 10/08/19)	6/29 at 100.00	AAA	2,564,980
24,465	5.000%, 6/15/42	6/27 at 100.00	AAA	29,633,476
15,000	5.000%, 6/15/46	6/27 at 100.00	AAA	18,084,000
7,820	5.000%, 6/15/48	6/28 at 100.00	AAA	9,603,351
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
2,495	5.000%, 8/01/20 (AMT)	No Opt. Call	BB	2,555,454
2,660	5.000%, 8/01/31 (AMT)	8/21 at 100.00	BB	2,792,042
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
4,000	5.000%, 1/01/24 (AMT)	No Opt. Call	Baa3	4,500,880
10,515	5.000%, 1/01/27 (AMT)	No Opt. Call	Baa3	12,627,253
10,000	5.000%, 1/01/28 (AMT)	No Opt. Call	Baa3	12,227,600
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
8,120	4.000%, 7/01/37 – AGM Insured (AMT)	7/24 at 100.00	AA	8,687,101
6,060	5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	6,712,177
8,280	5.250%, 1/01/50 (AMT)	7/24 at 100.00	BBB	9,242,302
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Sixteen Series 2019:
5,000	4.000%, 9/01/45	9/29 at 100.00	AA-	5,720,450
7,855	4.000%, 9/01/49	9/29 at 100.00	AA-	8,931,763
795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eigth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB+	836,356
1,170	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At Southold, Inc Project, Refunding Series 2010, 5.875%, 12/01/30	12/20 at 100.00	BBB-	1,221,176
	Suffolk County, New York, General Obligation Bonds, Refunding Series 2017A:
3,900	5.000%, 2/01/25 – AGM Insured	No Opt. Call	AA	4,564,677
5,000	5.000%, 2/01/26 – AGM Insured	No Opt. Call	AA	5,992,350
3,675	5.000%, 2/01/27 – AGM Insured	No Opt. Call	AA	4,501,434
8,260	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%, 11/15/37	5/27 at 100.00	AA-	10,081,660
24,510	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2019A, 5.000%, 11/15/49	5/29 at 100.00	AA-	30,459,803
60

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 1,360	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%, 11/15/42	5/27 at 100.00	AA-	$1,644,539
1,400	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010B, 5.000%, 9/01/20	No Opt. Call	A3	1,445,206
4,405	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	4,382,887
8,000	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A, 5.000%, 6/01/41	6/27 at 100.00	BBB+	8,942,400
5,200	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46	11/25 at 100.00	Baa2	5,862,740
582,740	Total New York			682,072,751
	North Carolina – 0.2%
1,780	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 2016-XL0012, 10.490%, 7/01/38, 144A (IF) (7)	7/20 at 100.00	AAA	1,922,240
1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B, 6.000%, 1/01/22 (ETM)	No Opt. Call	Baa2 (5)	1,104,210
	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016:
335	5.000%, 10/01/31	10/24 at 102.00	N/R	373,311
890	5.000%, 10/01/37	10/24 at 102.00	N/R	978,199
	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A:
1,930	5.000%, 7/01/47	7/26 at 100.00	BBB	2,203,133
1,005	5.000%, 7/01/51	7/26 at 100.00	BBB	1,145,077
4,310	5.000%, 7/01/54	7/26 at 100.00	BBB	4,907,883
11,250	Total North Carolina			12,634,053
	North Dakota – 0.2%
2,585	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/38 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	2,833,419
2,060	Burleigh County, North Dakota, Multi-County Sales Tax Revenue Bonds, Series 2015A, 3.750%, 11/01/34 – AGM Insured	11/22 at 100.00	AA	2,143,100
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012:
2,100	4.000%, 12/01/27	12/21 at 100.00	A-	2,170,056
3,535	5.000%, 12/01/32	12/21 at 100.00	A-	3,753,392
10,280	Total North Dakota			10,899,967
	Ohio – 2.3%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
8,850	5.125%, 6/01/24	10/19 at 100.00	B-	8,850,088
12,920	5.875%, 6/01/30	10/19 at 100.00	B-	12,950,879
10,060	5.750%, 6/01/34	10/19 at 100.00	B-	10,074,889
21,760	5.875%, 6/01/47	10/19 at 100.00	B-	21,855,744
61

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 750	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C, 6.000%, 12/01/43	12/22 at 100.00	N/R	$766,140
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
3,000	5.250%, 11/01/29 (Pre-refunded 11/01/20)	11/20 at 100.00	A (5)	3,129,360
2,000	5.750%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	A (5)	2,096,940
3,040	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/20 at 100.00	BBB	3,130,653
525	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc, Refunding Series 2008C, 5.625%, 8/15/29	10/19 at 100.00	A-	526,817
5,820	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	Baa1 (5)	6,386,053
1,500	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	1,586,280
3,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.375%, 4/01/30	4/20 at 100.00	BBB-	3,567,305
3,700	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (8)	No Opt. Call	N/R	3,061,750
10,000	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, 144A (AMT)	7/29 at 100.00	B	11,055,100
2,500	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (8)	No Opt. Call	N/R	2,068,750
1,075	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 4.250%, 1/15/38, 144A (AMT)	1/28 at 100.00	N/R	1,163,870
1,500	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory Put 7/01/21) (8)	No Opt. Call	N/R	1,241,250
700	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (8)	No Opt. Call	N/R	579,250
7,625	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory Put 5/01/20) (AMT) (8)	No Opt. Call	N/R	6,309,687
	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
1,025	5.000%, 12/01/22	No Opt. Call	BB-	1,067,558
3,000	5.750%, 12/01/32	12/22 at 100.00	BB-	3,282,780
2,000	6.000%, 12/01/42	12/22 at 100.00	BB-	2,165,640
700	Toledo Lucas County Port Authority, Ohio, Revenue Bonds, StoryPoint Waterville Project, Series 2016A-1, 6.125%, 1/15/34, 144A	1/24 at 104.00	N/R	761,334
2,920	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (AMT)	10/19 at 101.00	Aa1	2,928,556
62

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012:
$ 2,000	5.000%, 12/01/27	12/22 at 100.00	Ba2	$2,143,080
2,710	5.000%, 12/01/32	12/22 at 100.00	Ba2	2,877,830
115,180	Total Ohio			115,627,583
	Oklahoma – 0.4%
1,470	Oklahoma City Airport Trust, Oklahoma, Revenue Bonds, Thirty-Third Series 2018, 5.000%, 7/01/47 (AMT)	7/28 at 100.00	A+	1,745,449
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
4,385	5.500%, 8/15/52	8/28 at 100.00	Baa3	5,246,126
3,250	5.500%, 8/15/57	8/28 at 100.00	Baa3	3,868,702
2,500	Oklahoma Development Finance Authority, Revenue Bonds, Provident Oklahoma Education Resources Inc- Cross Village Student Housing Project, Series 2017, 5.000%, 8/01/52	8/27 at 100.00	CC	1,475,000
9,090	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2015, 5.000%, 6/01/35 (Mandatory Put 6/01/25) (AMT)	6/25 at 100.00	BB-	10,264,519
20,695	Total Oklahoma			22,599,796
	Oregon – 0.4%
8,500	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc, Series 2016A, 5.000%, 1/01/48	1/26 at 100.00	A+	9,669,345
	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A:
1,855	5.400%, 10/01/44	10/24 at 100.00	N/R	2,027,756
1,600	5.500%, 10/01/49	10/24 at 100.00	N/R	1,752,448
840	Oregon Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.125%, 9/01/30 (Pre-refunded 9/01/20), 144A	9/20 at 100.00	N/R (5)	876,061
360	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42 (AMT)	1/20 at 100.00	Aaa	362,131
7,155	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2010-20C, 5.000%, 7/01/27 (AMT)	7/20 at 100.00	AA-	7,336,952
20,310	Total Oregon			22,024,693
	Pennsylvania – 3.8%
315	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	BB-	326,009
1,125	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011, 6.750%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (5)	1,248,221
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A:
4,540	4.000%, 7/15/38	7/29 at 100.00	A+	5,110,905
2,555	4.000%, 7/15/39	7/29 at 100.00	A+	2,862,034
63

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018:
$ 500	5.000%, 5/01/23, 144A	No Opt. Call	Ba3	$543,980
300	5.000%, 5/01/42, 144A	5/28 at 100.00	Ba3	338,790
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018:
6,835	5.000%, 5/01/28, 144A	No Opt. Call	N/R	7,713,298
1,580	5.375%, 5/01/42, 144A	5/28 at 100.00	N/R	1,774,229
1,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/42, 144A	5/27 at 100.00	Ba3	1,119,570
3,750	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory Put 7/01/21) (8)	No Opt. Call	N/R	3,103,125
	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A:
5,800	4.375%, 1/01/35 (Mandatory Put 7/01/22) (8)	No Opt. Call	N/R	6,227,750
455	3.500%, 4/01/41 (Mandatory Put 6/01/20) (8)	No Opt. Call	N/R	376,513
2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory Put 6/01/20) (8)	No Opt. Call	N/R	1,655,000
1,545	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015, 5.000%, 1/01/38	1/25 at 100.00	BBB+	1,700,752
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2019B:
1,100	5.000%, 7/01/31	7/29 at 100.00	A1	1,422,355
1,015	5.000%, 7/01/32	7/29 at 100.00	A1	1,304,285
1,000	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2019A, 5.000%, 7/01/44	7/29 at 100.00	A1	1,243,090
5,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/39	1/29 at 100.00	A+	6,852,670
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A:
2,185	5.000%, 9/01/43	9/28 at 100.00	A	2,624,644
5,445	5.000%, 9/01/48	9/28 at 100.00	A	6,502,582
2,240	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019, 4.000%, 9/01/44	9/29 at 100.00	A	2,437,703
705	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R (5)	729,118
910	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 2017-XF2454, 13.354%, 8/01/24 (Pre-refunded 8/01/20), 144A (IF) (7)	8/20 at 100.00	N/R (5)	1,020,055
64

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
$ 1,860	5.250%, 1/15/45	1/25 at 100.00	Ba1	$2,082,251
1,310	5.250%, 1/15/46	1/25 at 100.00	Ba1	1,465,418
1,650	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (AMT)	11/24 at 100.00	N/R	1,765,071
1,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	B	1,084,060
4,500	Pennsylvania Economic Development Financing Authority, Governmental Lease Revenue Bonds, Forum Place Project, Series 2012, 5.000%, 3/01/34	3/22 at 100.00	A	4,814,775
	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
10,395	5.000%, 12/31/38 (AMT)	6/26 at 100.00	BBB	11,891,152
3,750	5.000%, 6/30/42 (AMT)	6/26 at 100.00	BBB	4,254,975
1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (5)	1,240,272
7,405	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A+	8,496,719
15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	19,131,750
25,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2019A, 5.000%, 12/01/44	12/29 at 100.00	A3	30,304,750
	Philadelphia Authority for Industrial Development, Pennsylvania, City Service Agreement Revenue Bonds, Series 2018:
2,500	5.000%, 5/01/36	5/28 at 100.00	A	3,047,050
2,250	5.000%, 5/01/37	5/28 at 100.00	A	2,733,503
480	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Global Leadership Academy Project, Series 2010, 5.750%, 11/15/30	11/20 at 100.00	BB-	492,053
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/30 (Pre-refunded 8/01/20)	8/20 at 100.00	A (5)	2,061,400
4,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, 5.000%, 7/01/34 (AMT)	7/27 at 100.00	A	4,803,120
260	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA	265,538
2,380	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41 (Pre-refunded 8/01/20)	8/20 at 100.00	A (5)	2,481,031
8,875	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Refunding Series 2012, 5.000%, 11/01/28	11/22 at 100.00	A+	9,828,796
2,400	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/30 – AGM Insured	8/20 at 100.00	AA	2,467,896
3,000	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/28 (Pre-refunded 6/01/21)	6/21 at 100.00	AA- (5)	3,183,600
65

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 5,400	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/34	7/27 at 100.00	BBB-	$6,308,010
	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017:
8,865	5.000%, 7/01/31	7/27 at 100.00	BBB-	10,443,413
1,930	5.000%, 7/01/32	7/27 at 100.00	BBB-	2,266,554
169,810	Total Pennsylvania			195,149,835
	Puerto Rico – 1.1%
5,895	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	Ca	6,366,600
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
6,885	5.000%, 7/01/21	No Opt. Call	Ca	7,177,612
6,635	5.000%, 7/01/22	No Opt. Call	Ca	6,966,750
6,580	5.250%, 7/01/24	7/22 at 100.00	Ca	6,941,900
13,225	5.000%, 7/01/33	7/22 at 100.00	Ca	13,803,594
5,270	5.250%, 7/01/42	7/22 at 100.00	Ca	5,526,913
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 5.000%, 7/01/58	7/28 at 100.00	N/R	10,567,200
54,490	Total Puerto Rico			57,350,569
	South Carolina – 1.1%
3,330	Columbia, South Carolina, Stormwater System Revenue Bonds, City Stormwater Improvements, Green Series 2018, 5.000%, 2/01/48	2/28 at 100.00	AA+	4,038,724
170	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 1990, 6.000%, 5/01/20	No Opt. Call	A	174,462
10,000	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory Put 2/01/24)	1/24 at 100.30	Aa2	10,893,000
3,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Prisma Health Obligated Group, Series 2018A, 5.000%, 5/01/48	5/28 at 100.00	A	3,509,070
5,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A	5,797,950
7,140	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Refunding Series 2012D, 5.000%, 12/01/43	6/22 at 100.00	A	7,641,799
2,385	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014B, 5.000%, 12/01/31	6/24 at 100.00	A	2,726,866
2,165	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A, 5.000%, 12/01/31	6/26 at 100.00	A	2,584,231
2,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A, 5.500%, 12/01/33	12/23 at 100.00	A	2,295,080
4,520	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013E, 5.000%, 12/01/48	12/23 at 100.00	A	5,018,149
66

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
	South Carolina State Ports Authority, Revenue Bonds, Series 2018:
$ 4,860	5.000%, 7/01/31 (AMT)	7/28 at 100.00	A+	$5,967,157
3,760	5.000%, 7/01/32 (AMT)	7/28 at 100.00	A+	4,600,548
48,330	Total South Carolina			55,247,036
	South Dakota – 0.1%
2,500	Rapid City, South Dakota, Airport Customer Facility Charge Revenue Bonds, Recovery Zone Facility Bond Series 2010B, 7.000%, 12/01/30	12/20 at 102.00	N/R	2,660,875
1,000	Rapid City, South Dakota, Airport Revenue Bonds, Passenger Facility Charge Supported, Refunding Series 2011A, 7.000%, 12/01/35	12/19 at 100.00	Baa2	1,009,770
910	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A+	1,039,011
4,410	Total South Dakota			4,709,656
	Tennessee – 1.2%
3,000	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.625%, 10/01/39	10/19 at 100.00	N/R	3,010,110
	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A:
5,000	5.000%, 7/01/31	7/23 at 100.00	A	5,565,650
4,860	5.000%, 7/01/32	7/23 at 100.00	A	5,402,327
1,660	5.000%, 7/01/33	7/23 at 100.00	A	1,843,961
6,500	5.000%, 7/01/34	7/23 at 100.00	A	7,207,915
10,425	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2018, 5.000%, 7/01/47 (AMT)	7/28 at 100.00	A	12,378,436
1,440	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012, 5.000%, 11/01/26	11/21 at 100.00	A	1,537,085
1,900	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 5.500%, 6/15/37, 144A (8)	6/27 at 100.00	N/R	1,045,000
5,240	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46 (UB) (7)	7/26 at 100.00	A3	6,067,553
	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement & Refunding Series 2009:
635	5.250%, 12/01/39 – AGM Insured (Pre-refunded 12/01/19)	12/19 at 100.00	AA (5)	639,058
1,365	5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA	1,373,832
1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	A	1,065,590
10,870	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 4.000%, 5/01/48 (Mandatory Put 5/01/23)	No Opt. Call	A	11,627,313
53,895	Total Tennessee			58,763,830
67

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas – 7.0%
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2016A:
$ 125	5.000%, 12/01/46	12/26 at 100.00	BBB-	$139,866
740	5.000%, 12/01/51	12/26 at 100.00	BBB-	825,744
10,000	Arlington, Texas, Special Tax Revenue Bonds, Subordinate Lien Series 2018C, 5.000%, 2/15/48 – BAM Insured	2/23 at 100.00	AA	10,834,700
	Austin, Texas, Airport System Revenue Bonds, Series 2019B:
6,000	5.000%, 11/15/44 (AMT)	11/29 at 100.00	A1	7,340,400
10,960	5.000%, 11/15/48 (AMT)	11/29 at 100.00	A1	13,348,842
	Bexar County Hospital District, Texas, Certificates of Obligation, Refunding Limited Tax Series 2019:
1,195	5.000%, 2/15/34	2/28 at 100.00	Aa1	1,482,027
5,555	5.000%, 2/15/37	2/28 at 100.00	Aa1	6,831,817
1,730	5.000%, 2/15/39	2/28 at 100.00	Aa1	2,116,413
1,745	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/25 (Pre-refunded 1/01/20)	1/20 at 100.00	A- (5)	1,763,968
3,400	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	A- (5)	3,603,966
5,410	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2018, 5.000%, 1/01/48	1/28 at 100.00	A-	6,337,653
1,970	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc-Raul Yzaguirre School for Success, Refunding Series 2009A, 8.750%, 2/15/28	10/19 at 100.00	B	1,974,629
2,745	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32	8/22 at 100.00	BBB+	2,946,867
1,250	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33	8/23 at 100.00	BBB+	1,433,013
2,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2014A, 4.250%, 12/01/34	12/24 at 100.00	BBB-	2,643,850
9,700	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/50	6/25 at 100.00	BBB-	10,572,321
12,265	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/46 (UB) (7)	12/25 at 100.00	AA+	14,386,109
	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2011C:
3,500	5.000%, 11/01/24	11/20 at 100.00	A+	3,641,260
1,500	5.000%, 11/01/25	11/20 at 100.00	A+	1,559,865
20	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B, 5.000%, 11/01/35	11/20 at 100.00	A+	20,756
5,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E, 5.000%, 11/01/42 (AMT)	11/21 at 100.00	A+	5,293,800
1,720	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc Project, Series 2012A RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa3	1,819,141
68

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 1,075	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)	10/22 at 100.00	BB	$1,098,876
8,585	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men's Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	Baa2	9,188,955
3,000	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (5)	3,086,160
1,270	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2011A, 5.000%, 7/01/25 (AMT)	7/21 at 100.00	A+	1,345,590
1,735	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (AMT)	7/25 at 100.00	BB	1,957,843
1,500	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (AMT)	No Opt. Call	BB	1,531,920
250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)	7/24 at 100.00	BB	280,288
8,755	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2017B, 5.000%, 11/15/37	11/27 at 100.00	Aa2	10,729,252
1,955	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011A, 5.250%, 9/01/28	9/21 at 100.00	A	2,090,501
335	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/34	9/24 at 100.00	A	381,689
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015:
1,360	5.000%, 8/15/30	8/25 at 100.00	A	1,575,084
1,280	5.000%, 8/15/35	8/25 at 100.00	A	1,466,163
6,720	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company - Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/28 (AMT)	11/22 at 100.00	A3	7,330,445
1,800	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2018, 5.000%, 5/15/48	5/28 at 100.00	A+	2,175,588
7,000	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, Central Power & Light Company Project, Refunding Series 2001A, 2.600%, 11/01/29	No Opt. Call	A-	7,213,640
3,020	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	3,281,049
4,590	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45, 144A (AMT) (8)	1/26 at 102.00	N/R	4,131,000
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series 2016:
665	5.000%, 11/01/46	11/23 at 103.00	BBB-	713,565
805	5.000%, 11/01/51	11/23 at 103.00	BBB-	862,203
570	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series 2018, 5.500%, 7/01/54	7/24 at 103.00	N/R	603,453
69

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communites Crestview Project, Series 2016:
$ 1,100	5.000%, 11/15/36	11/24 at 102.00	BB+	$1,202,707
1,550	5.000%, 11/15/46	11/24 at 102.00	BB+	1,669,582
755	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc Project, Series 2014, 5.500%, 1/01/43	1/25 at 100.00	N/R	818,480
9,680	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Westminster Project, Series 2016, 4.000%, 11/01/36	11/24 at 102.00	BBB+	10,324,107
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, LLC-Texas A&M University-Corpus Christi Project, Series 2016A:
30	5.000%, 4/01/31	4/26 at 100.00	BB	31,737
360	5.000%, 4/01/36	4/26 at 100.00	BB	376,229
65	5.000%, 4/01/48	4/26 at 100.00	BB	66,850
6,625	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - College Station I LLC - Texas A&M University Project, Series 2014A, 4.100%, 4/01/34 – AGM Insured	4/24 at 100.00	AA	7,140,756
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - San Antonio 1, LLC - Texas A&M University - San Antonio Project,:
1,275	5.000%, 4/01/31	4/26 at 100.00	BBB-	1,385,543
1,290	5.000%, 4/01/36	4/26 at 100.00	BBB-	1,383,306
2,445	5.000%, 4/01/48	4/26 at 100.00	BBB-	2,580,355
1,250	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Stephenville II, LLC - Tarleton State University Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	BBB-	1,356,675
3,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	Baa3	3,159,030
10,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	B3	9,375,400
10,880	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, 0.000%, 9/01/45 (Pre-refunded 9/01/31) (6)	9/31 at 100.00	N/R (5)	14,846,304
2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A, 5.500%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (5)	2,157,460
7,915	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A, 5.000%, 1/01/38	1/29 at 100.00	A+	9,817,212
4,410	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/34	1/25 at 100.00	A	5,116,173
4,395	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Refunding Series 2018A, 5.000%, 10/01/32 (AMT)	10/28 at 100.00	AAA	5,492,256
2,695	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010D-1, 5.000%, 10/01/30	10/20 at 100.00	AAA	2,793,206
70

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A:
$ 655	5.000%, 2/01/29	2/24 at 100.00	Ba1	$705,599
1,805	5.000%, 2/01/34	2/24 at 100.00	Ba1	1,917,885
385	5.125%, 2/01/39	2/24 at 100.00	Ba1	407,904
645	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007, 5.500%, 8/01/27	No Opt. Call	A	797,594
	San Antonio Independent School District, Bexar County, Texas, General Obligation Bonds, Refunding School Buidling Series 2019:
8,000	4.000%, 8/15/40	8/28 at 100.00	Aaa	9,124,080
6,410	4.000%, 8/15/41	8/28 at 100.00	Aaa	7,293,618
3,660	4.000%, 8/15/44	8/28 at 100.00	Aaa	4,136,166
5,950	Stephen F Austin State University, Texas, Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 10/15/42	10/28 at 100.00	AA-	7,253,407
3,435	Tarrant County Cultural Education Facilities Finance Corporation Revenue Bonds, Texas, Christus Health, Refunding Series 2018B, 5.000%, 7/01/35	1/29 at 100.00	A+	4,223,092
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010:
70	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (5)	72,520
870	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (5)	901,320
3,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%, 2/15/41	8/26 at 100.00	AA	3,545,460
3,670	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/27	12/22 at 100.00	A3	4,024,338
845	Texas Private Activity Bond Surface Transporation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39	12/19 at 100.00	Baa2	856,991
10,115	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/40 (AMT)	12/25 at 100.00	Baa3	11,384,635
7,300	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43 (AMT)	9/23 at 100.00	Baa3	8,503,113
7,800	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40	6/20 at 100.00	Baa3	8,133,372
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2015B:
16,500	0.000%, 8/15/36	8/24 at 59.60	A	8,424,240
7,000	0.000%, 8/15/37	8/24 at 56.94	A	3,406,200
10,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/42	8/24 at 100.00	BBB+	11,203,800
14,670	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2019A, 3.000%, 10/15/35 (WI/DD, Settling 10/10/19)	10/29 at 100.00	AAA	15,462,913
71

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010:
$ 600	7.000%, 11/01/30 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (5)	$635,700
80	7.000%, 11/01/30	11/20 at 100.00	BBB+	82,238
1,030	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Refunding Road Improvement Series 2015, 6.000%, 12/01/32 – BAM Insured	12/24 at 100.00	AA	1,252,315
1,135	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Refunding Utility Improvement Series 2015, 6.000%, 12/01/31 – BAM Insured	12/24 at 100.00	AA	1,381,863
332,650	Total Texas			358,184,002
	Utah – 1.3%
20,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A, 5.000%, 7/01/42 (AMT)	7/27 at 100.00	A+	23,648,200
	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A:
8,180	5.000%, 7/01/43 (AMT)	7/28 at 100.00	A+	9,815,100
12,610	5.250%, 7/01/48 (AMT)	7/28 at 100.00	A+	15,355,071
1,135	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.375%, 7/15/40	7/20 at 100.00	BB	1,156,372
7,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2018A, 5.000%, 5/15/41	5/26 at 100.00	AA+	8,254,470
	Utah State Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012:
365	5.600%, 7/15/22	No Opt. Call	BBB-	381,797
850	6.300%, 7/15/32	7/22 at 100.00	BBB-	913,291
1,000	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Navigator Pointe Academy Project, Series 2010A, 5.625%, 7/15/40	7/20 at 100.00	BBB	1,012,840
1,250	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 6.250%, 7/15/30	7/20 at 100.00	BBB-	1,283,888
	Utah State Charter School Finance Authority, Revenue Bonds, George Washington Academy Project, Series 2011A:
1,860	7.750%, 7/15/31	7/21 at 100.00	N/R	2,056,063
3,520	8.000%, 7/15/41 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (5)	3,920,963
57,770	Total Utah			67,798,055
	Vermont – 0.1%
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Vermont Law School Project, Series 2011A:
1,815	6.125%, 1/01/28 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (5)	1,919,925
1,000	6.250%, 1/01/33 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (5)	1,059,350
2,815	Total Vermont			2,979,275
	Virginia – 1.8%
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	BBB+	10,718,000
72

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$ 3,745	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/31 – AGC Insured	No Opt. Call	AA	$2,693,704
1,020	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Refunding Series 2018, 5.000%, 9/01/37, 144A	9/27 at 100.00	N/R	1,147,367
10,070	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	10/19 at 100.00	B-	10,102,023
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	1,072,580
5,000	Virginia Port Authority, General Fund Revenue Bonds, Series 2015, 5.000%, 7/01/40 (AMT)	7/25 at 100.00	AA+	5,816,300
2,000	Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/41 (AMT)	7/26 at 100.00	A1	2,336,880
	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
3,400	5.000%, 12/31/47 (AMT)	6/27 at 100.00	BBB	3,935,330
15,715	5.000%, 12/31/49 (AMT)	6/27 at 100.00	BBB	18,106,037
2,110	5.000%, 12/31/52 (AMT)	6/27 at 100.00	BBB	2,426,331
13,250	5.000%, 12/31/56 (AMT)	6/27 at 100.00	BBB	15,186,885
5,500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (AMT)	1/22 at 100.00	BBB	5,864,430
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
3,515	5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	3,841,508
6,515	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	7,093,988
82,840	Total Virginia			90,341,363
	Washington – 2.8%
6,220	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	Aa3 (5)	6,525,215
2,450	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	2,553,023
400	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	495,600
5,385	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A, 5.000%, 5/01/30 (AMT)	5/27 at 100.00	AA-	6,561,999
14,870	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019, 5.000%, 4/01/44 (AMT)	4/29 at 100.00	AA-	17,828,833
	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016:
3,825	5.000%, 12/01/30	12/26 at 100.00	Baa2	4,462,895
1,950	5.000%, 12/01/31	12/26 at 100.00	Baa2	2,261,922
4,000	5.000%, 12/01/32	12/26 at 100.00	Baa2	4,619,560
1,120	5.000%, 12/01/37	12/26 at 100.00	Baa2	1,273,384
73

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$ 2,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A+	$2,080,100
3,535	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (5)	3,696,974
	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012:
2,775	5.000%, 12/01/27 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	2,992,088
2,435	5.000%, 12/01/42 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	2,625,490
1,600	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/28	5/24 at 100.00	AA-	1,844,432
	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017:
5,180	5.000%, 8/15/34	8/27 at 100.00	BBB	6,025,324
4,175	5.000%, 8/15/35	8/27 at 100.00	BBB	4,843,960
2,500	5.000%, 8/15/36	8/27 at 100.00	BBB	2,893,850
5,000	4.000%, 8/15/42	8/27 at 100.00	BBB	5,252,250
	Washington Health Care Facilities Authority, Revenue Bonds, Yakima Valley Memorial Hospital Association, Series 2016:
6,000	5.000%, 12/01/41	12/26 at 100.00	Ba1	6,681,360
5,930	5.000%, 12/01/46	12/26 at 100.00	Ba1	6,571,033
4,320	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 5.000%, 7/01/43	7/28 at 100.00	A1	5,228,928
845	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	10/19 at 100.00	Baa1	846,428
	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016:
1,155	5.000%, 7/01/41, 144A	7/26 at 100.00	N/R	1,241,729
2,000	5.000%, 7/01/46, 144A	7/26 at 100.00	N/R	2,137,860
3,805	5.000%, 7/01/51, 144A	7/26 at 100.00	N/R	4,055,635
1,100	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013, 5.000%, 7/01/28	7/23 at 100.00	A-	1,218,745
2,340	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	1/23 at 100.00	BBB-	2,462,897
	Washington State, General Obligation Bonds, Various Purpose Series 2015B:
8,520	5.000%, 2/01/36	2/25 at 100.00	Aaa	9,927,930
20,415	5.000%, 2/01/38	2/25 at 100.00	Aaa	23,691,608
125,850	Total Washington			142,901,052
	West Virginia – 0.4%
15,500	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell Huntington Hospital, Inc Project, Refunding & Improvement Series 2018A, 5.000%, 1/01/43	1/29 at 100.00	BBB+	18,307,980
1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc, Series 2008, 6.500%, 10/01/28 (8)	12/19 at 100.00	N/R	630,000
74

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	West Virginia (continued)
$ 1,585	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A, 4.000%, 6/01/41	6/26 at 100.00	A	$ 1,722,118
18,085	Total West Virginia			20,660,098
	Wisconsin – 2.8%
1,250	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 5.000%, 2/01/36, 144A	2/26 at 100.00	N/R	1,307,838
2,155	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A, 5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	2,116,469
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc of North Carolina, Series 2012A:
150	5.500%, 10/01/22	No Opt. Call	Baa3	157,022
375	6.000%, 10/01/32	10/22 at 100.00	Baa3	411,765
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc of North Carolina Project, Series 2014A:
1,080	5.000%, 10/01/34	10/22 at 100.00	Baa3	1,147,511
500	5.125%, 10/01/45	10/22 at 100.00	Baa3	528,290
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
11	0.000%, 1/01/47, 144A	No Opt. Call	N/R	386
10	0.000%, 1/01/48, 144A	No Opt. Call	N/R	335
9	0.000%, 1/01/49, 144A	No Opt. Call	N/R	327
9	0.000%, 1/01/50, 144A	No Opt. Call	N/R	315
9	0.000%, 1/01/51, 144A	No Opt. Call	N/R	307
12	0.000%, 1/01/52, 144A	No Opt. Call	N/R	397
11	0.000%, 1/01/53, 144A	No Opt. Call	N/R	390
11	0.000%, 1/01/54, 144A	No Opt. Call	N/R	375
11	0.000%, 1/01/55, 144A	No Opt. Call	N/R	365
11	0.000%, 1/01/56, 144A	No Opt. Call	N/R	356
528	5.500%, 7/01/56, 144A	3/28 at 100.00	N/R	514,026
12	0.000%, 1/01/57, 144A	No Opt. Call	N/R	392
11	0.000%, 1/01/58, 144A	No Opt. Call	N/R	380
11	0.000%, 1/01/59, 144A	No Opt. Call	N/R	368
11	0.000%, 1/01/60, 144A	No Opt. Call	N/R	359
11	0.000%, 1/01/61, 144A	No Opt. Call	N/R	353
10	0.000%, 1/01/62, 144A	No Opt. Call	N/R	342
10	0.000%, 1/01/63, 144A	No Opt. Call	N/R	333
10	0.000%, 1/01/64, 144A	No Opt. Call	N/R	324
10	0.000%, 1/01/65, 144A	No Opt. Call	N/R	318
11	0.000%, 1/01/66, 144A	No Opt. Call	N/R	342
128	0.000%, 1/01/67, 144A	No Opt. Call	N/R	4,102
75

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$ 27	0.000%, 1/01/46, 144A	No Opt. Call	N/R	$956
27	0.000%, 1/01/47, 144A	No Opt. Call	N/R	935
26	0.000%, 1/01/48, 144A	No Opt. Call	N/R	922
26	0.000%, 1/01/49, 144A	No Opt. Call	N/R	909
26	0.000%, 1/01/50, 144A	No Opt. Call	N/R	890
28	0.000%, 1/01/51, 144A	No Opt. Call	N/R	969
736	3.750%, 7/01/51, 144A	3/28 at 100.00	N/R	662,780
28	0.000%, 1/01/52, 144A	No Opt. Call	N/R	957
28	0.000%, 1/01/53, 144A	No Opt. Call	N/R	939
28	0.000%, 1/01/54, 144A	No Opt. Call	N/R	927
27	0.000%, 1/01/55, 144A	No Opt. Call	N/R	910
27	0.000%, 1/01/56, 144A	No Opt. Call	N/R	893
27	0.000%, 1/01/57, 144A	No Opt. Call	N/R	882
26	0.000%, 1/01/58, 144A	No Opt. Call	N/R	866
26	0.000%, 1/01/59, 144A	No Opt. Call	N/R	856
26	0.000%, 1/01/60, 144A	No Opt. Call	N/R	846
25	0.000%, 1/01/61, 144A	No Opt. Call	N/R	830
25	0.000%, 1/01/62, 144A	No Opt. Call	N/R	821
25	0.000%, 1/01/63, 144A	No Opt. Call	N/R	806
25	0.000%, 1/01/64, 144A	No Opt. Call	N/R	797
24	0.000%, 1/01/65, 144A	No Opt. Call	N/R	788
24	0.000%, 1/01/66, 144A	No Opt. Call	N/R	773
314	0.000%, 1/01/67, 144A	No Opt. Call	N/R	10,034
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,610	6.000%, 12/01/32	12/22 at 100.00	N/R	1,682,289
5,000	6.250%, 12/01/42	12/22 at 100.00	N/R	5,204,100
1,940	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (AMT)	11/24 at 100.00	N/R	2,146,144
3,845	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)	8/26 at 100.00	N/R	4,005,875
8,000	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, WakeMed, Series 2019A, 4.000%, 10/01/49	4/29 at 100.00	A+	8,693,840
14,000	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	16,615,200
2,735	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A, 6.500%, 9/01/48	9/28 at 100.00	N/R	2,858,868
1,575	Public Finance Authority of Wisconsin, Revenue Bonds, Carolina International School, Series 2013A, 7.000%, 8/01/43, 144A	8/23 at 100.00	BB+	1,787,846
1,140	Public Finance Authority of Wisconsin, Revenue Bonds, Denver international Airport Great Hall Project, Series 2017, 5.000%, 9/30/49 (AMT)	9/27 at 100.00	BBB	1,175,101
76

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 5,000	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30 (AMT)	5/26 at 100.00	BBB	$5,330,050
2,550	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	Aa3	2,794,723
1,455	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc, Series 2010A, 5.250%, 4/15/24 (Pre-refunded 4/15/20)	4/20 at 100.00	AA (5)	1,485,439
1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (5)	1,263,673
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
35	4.500%, 2/15/40	2/22 at 100.00	A-	36,192
1,000	5.000%, 2/15/40	2/22 at 100.00	A-	1,055,510
18,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc, Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A3	19,253,340
7,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc, Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (5)	7,722,890
13,950	Wisconsin Health and Educational Facilities Authority, Revenus Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	AA-	14,787,418
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project Series 2014:
1,880	5.250%, 10/01/39	10/22 at 102.00	N/R	2,016,770
1,000	5.375%, 10/01/44	10/22 at 102.00	N/R	1,076,290
3,500	5.500%, 10/01/49	10/22 at 102.00	N/R	3,779,405
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Froedtert Health, Inc Obligated Group, Series 2017A, 4.000%, 4/01/39	4/27 at 100.00	AA	2,200,780
5,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46	2/26 at 100.00	A-	5,647,050
435	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ProHealth Care, Inc Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	484,903
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc, Series 2014A:
2,980	5.000%, 7/01/34	7/24 at 100.00	A	3,375,655
2,100	4.350%, 7/01/36	7/21 at 100.00	A	2,143,701
3,450	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/43	8/23 at 100.00	A	3,758,154
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014:
5,000	5.000%, 12/01/34	12/22 at 102.00	N/R	5,385,750
4,435	5.000%, 12/01/44	12/22 at 102.00	N/R	4,725,670
4,225	5.250%, 12/01/49	12/22 at 102.00	N/R	4,533,340
134,043	Total Wisconsin			143,911,339
	Wyoming – 0.2%
4,500	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.350%, 9/15/31 (Pre-refunded 3/15/21)	3/21 at 100.00	A3 (5)	4,823,910
77

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wyoming (continued)
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St John's Medical Center Project, Series 2011B:
$ 800	5.500%, 12/01/27	12/21 at 100.00	A-	$855,336
2,500	6.000%, 12/01/36	12/21 at 100.00	A-	2,701,700
3,650	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 7.000%, 6/01/40	6/21 at 100.00	BBB	3,896,266
11,450	Total Wyoming			12,277,212
$ 4,600,066	Total Municipal Bonds (cost $4,735,059,861)			5,098,750,743

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%
	Commercial Services & Supplies – 0.0%
$ 785	EWM P1 LLC (cash 13.750%, PIK 1.250%) (8), (9)	15.000%	9/01/28	N/R	$467,529
401	EWM P1 LLC (8), (9)	15.000%	9/01/28	N/R	198,429
$ 1,186	Total Corporate Bonds (cost $1,186,169)				665,958
	Total Long-Term Investments (cost $4,736,246,030)				5,099,416,701
	Floating Rate Obligations – (1.3)%				(63,845,000)
	Other Assets Less Liabilities – 1.4% (10)				70,468,999
	Net Assets – 100%				$ 5,106,040,700
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(243)	12/19	$(32,050,072)	$(31,665,938)	$384,134	$18,984
78

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 3 - Investment Valuation and Fair Value Measurements for more information.
(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA	Securities Industry and Financial Market Association
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives. Inverse Floating Rate Securities for more information.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.
79

Nuveen Intermediate Duration Municipal Bond Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TEM INVESTMENTS – 96.4%
	MUNICIPAL BONDS – 96.4%
	National – 1.1%
$ 20,000	Federal Home Loan Mortgage Corporation, Multifamily Certificates Relating to Municpal Securities Class A Series 2019M-053, 2.550%, 6/15/35	No Opt. Call	AA+	$20,489,800
18,995	Federal Home Loan Mortgage Corporation, Notes, 3.150%, 1/15/36	10/31 at 100.00	AA+	20,534,165
5,518	Freddie Mac Multifamily ML Certificates, Series ML 05, Series 2019A, 3.400%, 1/25/36	No Opt. Call	AA+	6,123,476
	Revenue Bond Certificate Series Trust:
13,839	2.500%, 2/01/42, 144A	No Opt. Call	AA+	14,218,272
26,239	2.500%, 3/01/46, 144A	No Opt. Call	AA+	26,732,629
84,591	Total National			88,098,342
	Alabama – 1.8%
7,630	Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/31 – AGM Insured (AMT)	10/27 at 100.00	AA	9,148,294
6,665	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 4.000%, 12/01/48 (Mandatory Put 12/01/23)	No Opt. Call	A	7,190,269
5,000	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 4 Series 2019A-1, 4.000%, 12/01/49 (Mandatory Put 12/01/25)	No Opt. Call	A	5,584,450
22,395	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016, 4.000%, 7/01/46 (Mandatory Put 6/01/21)	No Opt. Call	Aa2	23,263,702
38,500	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory Put 7/01/22)	No Opt. Call	Aa2	40,863,130
2,440	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	2,573,590
	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015:
2,080	5.000%, 3/01/23	No Opt. Call	BBB-	2,270,091
3,555	5.000%, 3/01/24	No Opt. Call	BBB-	3,960,839
2,235	5.000%, 3/01/25	No Opt. Call	BBB-	2,537,105
1,725	5.000%, 3/01/26	No Opt. Call	BBB-	1,994,186
12,295	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Fixed Rate Series 2018A, 4.000%, 4/01/49 (Mandatory Put 4/01/24)	No Opt. Call	A	13,311,673
16,025	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	5/24 at 100.29	A	17,448,661
1,000	The Improvement District of the City of Mobile - McGowin Park Project, Alabama, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 8/01/25	No Opt. Call	N/R	1,041,890
13,955	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	15,612,435
135,500	Total Alabama			146,800,315
80

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alaska – 0.4%
$ 10,000	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2018B-II, 3.550%, 12/01/35	6/27 at 100.00	AA+	$10,717,700
5,275	Alaska Industrial Development and Export Authority, Loan Anticipation Revenue Notes, YKHC Project, Series 2017, 3.500%, 12/01/20	12/19 at 100.00	N/R	5,286,763
3,000	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011, 5.000%, 4/01/21	4/20 at 100.00	A1	3,053,790
6,025	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	10/19 at 100.00	B3	6,034,640
12,065	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc Project, Refunding Series 2003B, 5.000%, 1/01/21	No Opt. Call	A1	12,587,656
36,365	Total Alaska			37,680,549
	Arizona – 2.6%
2,405	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A-	2,537,179
	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital, Refunding Series 2012A:
1,235	5.000%, 2/01/20	No Opt. Call	A1	1,249,326
6,475	5.000%, 2/01/27	2/22 at 100.00	A1	6,999,540
3,280	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Southwest Las Vegas Nevada Campus, Series 2018, 5.250%, 7/01/22, 144A	10/19 at 101.00	N/R	3,293,350
	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A:
10,270	5.000%, 7/01/25	7/22 at 100.00	A1	11,077,838
16,235	5.000%, 7/01/26	7/22 at 100.00	A1	17,466,912
16,760	5.000%, 7/01/27	7/22 at 100.00	A1	17,990,016
	Arizona State, Certificates of Participation, Refunding Series 2019A:
5,570	5.000%, 10/01/26	No Opt. Call	AA-	6,903,959
16,880	5.000%, 10/01/27	No Opt. Call	AA-	21,356,745
12,500	5.000%, 10/01/28	No Opt. Call	AA-	16,129,750
	Arizona State, State Lottery Revenue Bonds, Series 2010A:
5,015	5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA+	5,151,659
6,130	5.000%, 7/01/21 – AGM Insured	1/20 at 100.00	AA+	6,185,354
7,500	5.000%, 7/01/22 – AGM Insured	1/20 at 100.00	AA+	7,567,725
21,410	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2005, 2.400%, 12/01/35 (Mandatory Put 8/14/23)	No Opt. Call	A+	22,089,125
2,440	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	2,529,865
16,300	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	No Opt. Call	A+	18,712,563
2,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/26	5/22 at 100.00	A	2,173,220
81

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$ 1,355	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.000%, 5/15/21	5/20 at 100.00	A+	$1,384,959
1,000	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A, 4.125%, 9/01/38	9/28 at 100.00	A2	1,122,800
4,000	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019B, 1.470%, 1/01/35 (Mandatory Put 11/14/19) (SIFMA reference rate + 0.38% spread) (4)	4/22 at 100.00	AA-	4,008,320
3,440	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019C, 1.660%, 1/01/35 (Mandatory Put 11/14/19) (SIFMA reference rate + 0.57% spread) (4)	10/23 at 100.00	AA-	3,448,806
2,500	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, El Paso Electric Company, Refunding Series 2009A, 3.600%, 2/01/40	6/29 at 100.00	BBB	2,640,575
	Northern Arizona University, System Revenue Bonds, Refunding Series 2014:
385	5.000%, 6/01/22	No Opt. Call	A+	421,009
500	5.000%, 6/01/23	No Opt. Call	A+	562,935
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A:
2,045	5.000%, 7/01/22 (Pre-refunded 7/01/20)	7/20 at 100.00	A+ (5)	2,101,503
10,400	5.000%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A+ (5)	10,687,352
4,850	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools East Mesa and Cadence, Nevada Campuses, Series 2017A, 4.000%, 7/01/22, 144A	10/19 at 101.00	N/R	4,853,104
3,480	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Phoenix/East Mesa and Cadence, Nevada Campuses, Series 2017B, 4.000%, 7/01/22, 144A	10/19 at 101.00	N/R	3,480,870
2,650	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A-	2,812,312
1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company, Series 2010A, 5.250%, 10/01/40	10/20 at 100.00	A-	1,033,770
2,670	Pima County, Arizona, Sewer Revenue Bonds, Series 2010, 5.000%, 7/01/24 – AGM Insured (Pre-refunded 7/01/20)	7/20 at 100.00	AA (5)	2,742,758
645	Regional Public Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds, Maricopa County Public Transportation Fund Series 2014, 5.250%, 7/01/23	No Opt. Call	AA+	739,409
3,925	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 2015-XF2192, 10.421%, 12/01/24, 144A (IF) (6)	12/21 at 100.00	AA+	4,864,684
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
2,225	5.000%, 12/01/32	No Opt. Call	A3	2,893,746
870	5.000%, 12/01/37	No Opt. Call	A3	1,173,630
200,345	Total Arizona			220,386,668
	Arkansas – 0.7%
14,355	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	B	15,448,564
82

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arkansas (continued)
$ 1,000	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013, 5.000%, 12/01/33	12/23 at 100.00	A1	$1,136,190
	Bentonville School District 006, Benton County, Arkansas, General Obligation Bonds, Refunding & Construction Series 2018B:
5,255	3.000%, 6/01/29	6/26 at 100.00	Aa2	5,592,371
4,170	3.500%, 6/01/38	6/26 at 100.00	Aa2	4,404,354
	Conway School District 1, Falkner County, Arkansas, General Obligation Bonds, Refunding Series 2019:
235	2.000%, 2/01/30	2/25 at 100.00	Aa2	231,416
1,515	2.125%, 2/01/31	2/25 at 100.00	Aa2	1,484,654
4,540	Independence County, Arkansas, Pollution Control Revenue Bonds, Arkansas Power and Light Company Project, Series 2013, 2.375%, 1/01/21	No Opt. Call	A	4,585,491
	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014:
500	5.000%, 7/01/22	No Opt. Call	A+	547,340
800	5.000%, 7/01/23	No Opt. Call	A+	901,960
1,610	5.000%, 7/01/26	7/24 at 100.00	A+	1,860,822
1,485	5.000%, 7/01/28	7/24 at 100.00	A+	1,712,324
1,935	5.000%, 7/01/29	7/24 at 100.00	A+	2,235,389
1,000	5.000%, 7/01/30	7/24 at 100.00	A+	1,153,720
4,585	5.000%, 7/01/34	7/24 at 100.00	A+	5,260,875
	Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
2,125	5.000%, 12/01/25	12/24 at 100.00	A	2,455,650
1,780	5.000%, 12/01/27	12/24 at 100.00	A	2,040,005
560	Rogers, Arkansas, Sales and Use Tax Bonds, Improvement Series 2018B, 3.875%, 11/01/39	11/26 at 100.00	AA-	605,147
	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Refunding & Improvement Series 2019A:
1,700	5.000%, 11/01/33	5/29 at 100.00	Aa2	2,176,442
1,200	5.000%, 11/01/34	5/29 at 100.00	Aa2	1,530,012
1,240	5.000%, 11/01/35	5/29 at 100.00	Aa2	1,576,313
51,590	Total Arkansas			56,939,039
	California – 4.5%
1,565	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2003A, 4.900%, 2/01/20 – NPFG Insured	No Opt. Call	AA-	1,584,641
2,185	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Refunding Series 2016A, 3.000%, 3/01/39	3/26 at 100.00	A+	2,219,523
515	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2009C, 5.125%, 3/01/20	10/19 at 100.00	A+	516,597
	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A:
1,200	5.000%, 8/15/35	8/27 at 100.00	BBB+	1,446,000
1,845	5.000%, 8/15/36	8/27 at 100.00	BBB+	2,218,041
83

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 2,316	California Housing Finance Agency, Multifamily Housing Revenue Bonds, Series2019-1, 4.250%, 1/15/35	No Opt. Call	BBB+	$2,757,809
	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A:
5,835	3.250%, 12/31/32 – AGM Insured (AMT)	6/28 at 100.00	AA	6,159,368
4,000	5.000%, 12/31/33 (AMT)	6/28 at 100.00	BBB+	4,883,280
5,000	5.000%, 12/31/34 (AMT)	6/28 at 100.00	BBB+	6,081,350
15,000	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2004, 2.000%, 12/01/44 (Mandatory Put 12/01/20) (AMT)	No Opt. Call	A1	15,039,600
3,530	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory Put 11/03/25) (AMT)	No Opt. Call	A1	3,811,094
16,835	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2015A-1, 3.375%, 7/01/25 (AMT)	No Opt. Call	A-	18,332,305
12,305	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (AMT)	No Opt. Call	A-	13,198,466
1,400	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.375%, 3/01/25	3/20 at 100.00	Aa3	1,423,870
2,425	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/29	12/24 at 100.00	BB	2,783,488
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
1,500	5.000%, 12/01/27, 144A	6/26 at 100.00	BB	1,747,095
1,695	5.000%, 12/01/31, 144A	6/26 at 100.00	BB	1,950,996
2,700	5.000%, 12/01/36, 144A	6/26 at 100.00	BB	3,075,975
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A:
2,530	5.000%, 12/01/33, 144A	6/28 at 100.00	BB	2,977,785
2,000	5.250%, 12/01/38, 144A	6/28 at 100.00	BB	2,375,940
915	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/25	7/24 at 100.00	A-	1,060,211
575	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22	10/19 at 100.00	CC	573,586
	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A:
7,475	0.000%, 11/01/26 (Pre-refunded 11/01/21)	11/21 at 66.91	AA- (5)	4,871,532
4,095	0.000%, 11/01/28 (Pre-refunded 11/01/21)	11/21 at 56.33	AA- (5)	2,246,681
	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
2,725	5.000%, 1/01/22	No Opt. Call	BBB	2,854,683
2,860	5.000%, 1/01/23	No Opt. Call	BBB	3,051,706
1,635	5.000%, 1/01/24	1/23 at 100.00	BBB	1,747,128
1,325	5.000%, 1/01/25	1/23 at 100.00	BBB	1,418,412
84

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	El Dorado Union High School District, El Dorado County, California, General Obligation Bonds, Series 2020:
$ 1,430	5.000%, 8/01/33 – AGM Insured (WI/DD, Settling 5/05/20)	8/27 at 100.00	AA	$1,672,199
2,200	5.000%, 8/01/34 – AGM Insured (WI/DD, Settling 5/05/20)	8/27 at 100.00	AA	2,566,256
2,280	5.000%, 8/01/35 – AGM Insured (WI/DD, Settling 5/05/20)	8/27 at 100.00	AA	2,654,855
29,475	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 3.500%, 6/01/36	6/22 at 100.00	BBB	30,019,403
1,300	Grant Joint Union High School District, Sacramento County, California, General Obligation Bonds, Capital Appreciation Election 2006 Series 2008, 0.000%, 8/01/26 – AGM Insured	No Opt. Call	A1	1,147,744
	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
1,000	5.000%, 9/01/30	9/24 at 100.00	N/R	1,129,220
1,015	5.000%, 9/01/32	9/24 at 100.00	N/R	1,139,114
465	5.000%, 9/01/34	9/24 at 100.00	N/R	520,488
4,280	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured	10/19 at 100.00	AA	4,291,128
2,015	Las Virgenes Unified School District, Los Angeles County, California, General Obligation Bonds, 2006 Election, Series 2009B, 0.000%, 8/01/27	No Opt. Call	Aa1	1,755,992
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018D:
13,425	5.000%, 5/15/25 (AMT)	No Opt. Call	AA-	15,915,874
9,085	5.000%, 5/15/27 (AMT)	No Opt. Call	AA-	11,237,327
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014B:
1,045	5.000%, 7/01/25	1/24 at 100.00	AA	1,215,283
5,000	5.000%, 7/01/43	1/24 at 100.00	AA	5,684,850
1,030	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2016A, 4.000%, 7/01/34	7/25 at 100.00	AAA	1,152,580
	Los Angeles, California, Special Tax Bonds, Community Facilities District 4, Playa Vista Phase I, Series 2014:
1,075	5.000%, 9/01/24	No Opt. Call	A+	1,263,620
1,250	5.000%, 9/01/25	9/24 at 100.00	A+	1,466,062
1,000	5.000%, 9/01/26	9/24 at 100.00	A+	1,167,150
400	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/29 – BAM Insured	9/25 at 100.00	AA	477,192
5,095	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28 (7)	2/28 at 100.00	Aa1	5,538,418
12,415	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.125%, 11/01/29	No Opt. Call	A	15,889,834
10,155	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.125%, 11/01/29	No Opt. Call	A	13,003,376
545	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.000%, 12/01/21	12/20 at 100.00	BB-	559,699
85

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 8,000	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/40 (7)	8/30 at 100.00	A2	$10,682,160
	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A:
1,815	0.000%, 8/01/21 – AGC Insured	No Opt. Call	AA	1,764,380
2,095	0.000%, 8/01/22 – AGC Insured	No Opt. Call	AA	1,999,217
4,085	0.000%, 8/01/23 – AGC Insured	No Opt. Call	AA	3,819,679
7,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Refunding Series 2011, 6.000%, 10/01/25 – AGM Insured	10/21 at 100.00	AA	7,662,900
5,350	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/34	No Opt. Call	AA-	3,798,072
2,410	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 10/01/37 – AGM Insured	10/24 at 100.00	AA	2,594,606
	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B:
2,115	0.000%, 10/01/34	No Opt. Call	A	1,412,376
2,000	0.000%, 10/01/36	No Opt. Call	A	1,248,160
5,000	Sacramento County, California, Airport System Revenue Bonds, Senior Lien Series 2010, 5.000%, 7/01/40	7/20 at 100.00	A+	5,127,150
14,350	San Diego Association of Governments, California, Capital Grants Receipts Revenue Bonds, Mid-Coast Corridor Transit Project, Green Series 2019B, 1.800%, 11/15/27	11/26 at 100.00	A-	14,496,800
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
5,000	5.000%, 1/15/29	1/25 at 100.00	A-	5,831,350
26,000	5.000%, 1/15/34	1/25 at 100.00	A-	29,921,060
	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A:
2,255	6.250%, 7/01/24 (ETM)	No Opt. Call	Baa2 (5)	2,575,909
3,690	6.250%, 7/01/24	No Opt. Call	Baa2	4,179,220
	Santa Paula Utility Authority, California, Water Enterprise Revenie Bonds, Refunding Series 2010:
2,510	5.000%, 2/01/28	2/20 at 100.00	A+	2,538,714
2,630	5.000%, 2/01/29	2/20 at 100.00	A+	2,660,087
2,765	5.000%, 2/01/30	2/20 at 100.00	A+	2,796,632
	Tulare Local Health Care District, Tulare County, California, General Obligation Bonds, Series 2009B-1:
1,180	6.000%, 8/01/22	10/19 at 100.00	Ba3	1,183,918
1,410	6.125%, 8/01/23	10/19 at 100.00	Ba3	1,414,850
1,585	6.250%, 8/01/24	10/19 at 100.00	Ba3	1,590,611
1,265	6.375%, 8/01/25	10/19 at 100.00	Ba3	1,269,605
500	6.500%, 8/01/26	10/19 at 100.00	Ba3	501,850
	University of California, General Revenue Bonds, Limited Project Series 2018O:
4,595	5.000%, 5/15/32	5/28 at 100.00	AA-	5,876,545
3,635	5.000%, 5/15/33	5/28 at 100.00	AA-	4,630,554
86

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 2,030	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/23 – FGIC Insured	No Opt. Call	Aa3	$1,914,818
3,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31 – AGC Insured	8/26 at 100.00	AA	3,640,980
	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A:
1,540	5.000%, 7/01/24	No Opt. Call	Baa1	1,775,327
1,415	5.000%, 7/01/25	No Opt. Call	Baa1	1,666,912
1,450	3.250%, 7/01/27	7/25 at 100.00	Baa1	1,554,371
1,435	3.500%, 7/01/28	7/25 at 100.00	Baa1	1,541,190
1,355	3.750%, 7/01/29	7/25 at 100.00	Baa1	1,466,909
2,500	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25	No Opt. Call	AA-	3,187,875
342,931	Total California			372,199,613
	Colorado – 3.4%
	Arapahoe County School District 6, Littleton, Colorado, General Obligation Bonds, Series 2019A:
1,860	5.500%, 12/01/29	12/28 at 100.00	Aa1	2,491,954
1,250	5.500%, 12/01/30	12/28 at 100.00	Aa1	1,666,813
1,650	5.500%, 12/01/32	12/28 at 100.00	Aa1	2,184,122
1,250	5.500%, 12/01/33	12/28 at 100.00	Aa1	1,650,825
9,355	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	10,120,145
10,000	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017, 4.000%, 6/30/51 (AMT)	12/27 at 100.00	A-	10,580,000
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Regis University Project, Refunding Series 2016:
1,910	5.000%, 10/01/25	No Opt. Call	Baa2	2,210,729
1,235	5.000%, 10/01/30	10/25 at 100.00	Baa2	1,410,568
1,705	3.125%, 10/01/31	10/25 at 100.00	Baa2	1,720,771
6,760	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019A, 5.000%, 11/15/37	11/29 at 100.00	AA	8,567,218
4,045	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009B-1, 5.000%, 7/01/29 (Pre-refunded 11/09/22)	11/22 at 100.00	BBB+ (5)	4,488,211
6,090	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.250%, 2/01/31 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (5)	6,400,407
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1:
2,500	5.000%, 8/01/27	No Opt. Call	BBB+	3,048,200
6,105	5.000%, 8/01/28	No Opt. Call	BBB+	7,554,205
4,000	5.000%, 8/01/29	No Opt. Call	BBB+	5,019,040
5,890	5.000%, 8/01/30	8/29 at 100.00	BBB+	7,371,865
1,775	5.000%, 8/01/31	8/29 at 100.00	BBB+	2,207,550
87

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
$ 4,500	5.000%, 8/01/27	No Opt. Call	BBB+	$5,486,760
7,000	5.000%, 8/01/28	No Opt. Call	BBB+	8,661,660
1,900	5.000%, 8/01/29	No Opt. Call	BBB+	2,384,044
1,955	5.000%, 8/01/30	8/29 at 100.00	BBB+	2,446,858
5,000	5.000%, 8/01/31	8/29 at 100.00	BBB+	6,218,450
12,475	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	14,506,179
10,935	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	12,982,360
350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.500%, 6/01/33 (Pre-refunded 6/01/23)	6/23 at 100.00	BBB+ (5)	402,017
13,445	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Series 2016, 3.125%, 9/01/42	9/26 at 100.00	A3	13,575,551
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019A:
3,490	4.000%, 1/01/35 (WI/DD, Settling 10/03/19)	1/30 at 100.00	AA-	4,018,351
5,800	4.000%, 1/01/36 (WI/DD, Settling 10/03/19)	1/30 at 100.00	AA-	6,645,524
8,615	4.000%, 1/01/37 (WI/DD, Settling 10/03/19)	1/30 at 100.00	AA-	9,804,387
605	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care National Obligated Group Project, Series 2010A, 5.250%, 11/15/20 (ETM)	No Opt. Call	N/R (5)	617,917
10,000	Colorado Health Facilities Authority, Retirement Facilities Revenue Bonds, Liberty Heights, Series 1990B, 0.000%, 7/15/20 (ETM)	No Opt. Call	AA+ (5)	9,890,200
2,500	Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I Series 2019E, 3.600%, 11/01/39	5/28 at 100.00	AAA	2,671,300
1,500	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010, 5.500%, 9/01/25	3/20 at 100.00	BB+	1,519,470
11,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	AA-	12,136,190
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
15,000	5.000%, 12/01/24 (AMT)	No Opt. Call	A+	17,449,050
25,610	5.000%, 12/01/27 (AMT)	No Opt. Call	A+	31,657,801
10,670	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)	10/23 at 100.00	BB	11,691,546
	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A:
1,950	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	2,088,236
820	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	878,130
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	A	4,091,600
88

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Refunding Series 2010:
$ 1,525	5.000%, 12/15/20	No Opt. Call	Aa2	$1,593,412
2,215	5.000%, 12/15/21	No Opt. Call	Aa2	2,395,965
1,530	5.000%, 12/15/22	12/21 at 100.00	Aa2	1,654,664
3,670	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.125%, 12/01/31	12/21 at 103.00	N/R	3,749,125
	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
1,335	5.000%, 12/01/19, 144A	No Opt. Call	N/R	1,342,289
500	5.000%, 12/01/20, 144A	No Opt. Call	N/R	517,745
1,000	Pueblo County School District 60, Pueblo, Colorado, General Obligation Bonds, Refunding Series 2009, 5.000%, 12/15/22	No Opt. Call	Aa2	1,114,910
975	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.000%, 1/15/41	7/20 at 100.00	BBB+	1,003,607
	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2010A:
2,190	4.250%, 12/01/23	12/20 at 100.00	A	2,255,437
2,030	4.000%, 12/01/24	12/20 at 100.00	A	2,084,587
1,000	Spring Mesa Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Refunding Series 2015, 3.750%, 12/01/44 – AGC Insured	12/25 at 100.00	AA	1,039,070
250,470	Total Colorado			279,267,015
	Connecticut – 1.3%
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A:
4,000	4.000%, 7/01/34	7/29 at 100.00	A-	4,527,200
5,640	4.000%, 7/01/35	7/29 at 100.00	A-	6,362,992
9,750	4.000%, 7/01/36	7/29 at 100.00	A-	10,967,970
22,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 1999-U1, 2.000%, 7/01/33 (Mandatory Put 2/08/22)	No Opt. Call	AAA	22,339,240
17,020	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2010A-4, 2.000%, 7/01/49 (Mandatory Put 2/08/22)	No Opt. Call	AAA	17,281,768
14,285	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-1, 1.450%, 7/01/42 (Mandatory Put 7/01/22)	No Opt. Call	AAA	14,323,427
3,325	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-2, 2.000%, 7/01/42 (Mandatory Put 7/01/26)	No Opt. Call	AAA	3,451,948
5,085	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017B, 5.000%, 7/01/29 (Mandatory Put 7/01/20)	No Opt. Call	AAA	5,223,973
7,705	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49 (Mandatory Put 7/01/24)	1/24 at 100.00	AA-	7,801,158
1,040	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2018D-1, 4.000%, 11/15/38	11/27 at 100.00	AAA	1,131,582
1,170	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019B-1, 3.300%, 11/15/39	11/28 at 100.00	AAA	1,235,988
89

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$ 1,540	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019E-1, 2.850%, 11/15/39 (WI/DD, Settling 10/29/19)	11/28 at 100.00	AAA	$1,535,072
775	Connecticut State, General Obligation Bonds, Refunding Series 2012C, 5.000%, 6/01/22	No Opt. Call	A1	847,695
1,360	Connecticut State, General Obligation Bonds, Refunding Series 2018C, 5.000%, 6/15/22	No Opt. Call	A1	1,489,390
925	Connecticut State, General Obligation Bonds, Refunding Series 2018F, 5.000%, 9/15/20	No Opt. Call	A1	956,580
2,570	Connecticut State, General Obligation Bonds, Series 2013E, 5.000%, 8/15/22	No Opt. Call	A1	2,829,262
1,345	Connecticut State, General Obligation Bonds, Series 2019A, 5.000%, 4/15/23	No Opt. Call	A1	1,508,633
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Series 20168C:
720	5.000%, 10/01/20	No Opt. Call	A+	745,286
1,785	5.000%, 10/01/22	No Opt. Call	A+	1,970,158
1,790	5.000%, 10/01/23	No Opt. Call	A+	2,034,962
750	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (AMT)	10/19 at 100.00	A-	762,120
	Stratford, Connecticut, General Obligation Bonds, Series 2014:
400	5.000%, 12/15/24	12/22 at 100.00	AA-	442,904
495	5.000%, 12/15/26	12/22 at 100.00	AA-	547,440
105,475	Total Connecticut			110,316,748
	Delaware – 0.1%
1,000	Delaware Health Facilities Authority, Revenue Bonds, Bayhealth Medical Center Project, Series 2017A, 4.000%, 7/01/35	7/27 at 100.00	AA	1,125,350
	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
1,100	4.000%, 7/01/22	No Opt. Call	BBB+	1,152,481
3,995	5.000%, 7/01/28	7/23 at 100.00	BBB+	4,403,449
2,780	New Castle County, Delaware, General Obligation Bonds, Series 2019, 3.000%, 4/01/31	4/29 at 100.00	AAA	3,012,714
8,875	Total Delaware			9,693,994
	District of Columbia – 0.8%
3,880	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30	10/22 at 100.00	BB+	4,047,616
4,740	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	A-	5,425,783
159,565	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	10/19 at 19.42	N/R	30,133,850
4,150	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/29 (AMT)	10/28 at 100.00	AA-	5,227,216
	Metropolitan Washington DC Airports Authority, District of Columbia, Airport System Revenue Bonds, Refunding Series 2018A:
5,465	5.000%, 10/01/26 (AMT)	No Opt. Call	AA-	6,671,945
9,020	5.000%, 10/01/27 (AMT)	No Opt. Call	AA-	11,219,798
4,150	5.000%, 10/01/28 (AMT)	No Opt. Call	AA-	5,255,435
90

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
$ 1,250	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018, 5.000%, 7/01/25	No Opt. Call	AA-	$ 1,500,563
192,220	Total District of Columbia			69,482,206
	Florida – 5.3%
12,835	Broward County School Board, Florida, Certificates of Participation, Series 2015A, 5.000%, 7/01/25	No Opt. Call	Aa3	15,376,458
	Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
10,000	5.000%, 10/01/34 (AMT)	10/25 at 100.00	A+	11,681,000
15,135	5.000%, 10/01/35 (AMT)	10/25 at 100.00	A+	17,634,697
	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017:
930	2.250%, 9/01/23 – AGM Insured	No Opt. Call	AA	942,853
1,410	2.500%, 9/01/24 – AGM Insured	No Opt. Call	AA	1,449,353
1,350	2.750%, 9/01/25 – AGM Insured	No Opt. Call	AA	1,412,843
940	2.750%, 9/01/26 – AGM Insured	No Opt. Call	AA	990,046
705	3.000%, 9/01/27 – AGM Insured	No Opt. Call	AA	756,966
	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2015:
9,685	5.000%, 10/01/32	10/25 at 100.00	A+	11,487,960
7,325	5.000%, 10/01/33	10/25 at 100.00	A+	8,661,886
	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
16,445	5.000%, 6/01/22	12/21 at 100.00	AA	17,732,150
14,640	5.000%, 6/01/25	12/24 at 100.00	AA	17,268,466
	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1:
4,545	5.000%, 6/01/20	No Opt. Call	AA	4,650,808
1,600	5.000%, 6/01/21	No Opt. Call	AA	1,693,280
	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Refunding Series 2013:
2,200	4.750%, 11/01/23	No Opt. Call	BBB-	2,286,350
1,860	6.000%, 11/01/33	11/23 at 100.00	BBB-	2,053,068
1,890	Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Siesta Pointe Apartments Project, Series 1997A, 5.750%, 9/01/29 – AGM Insured (AMT)	10/19 at 100.00	Aaa	1,896,237
1,000	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project, Series 2013A, 6.000%, 4/01/42	4/23 at 100.00	A-	1,123,410
370	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%, 6/15/27, 144A	6/26 at 100.00	N/R	362,567
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
35,960	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	No Opt. Call	N/R	33,532,700
43,460	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	1/25 at 105.00	N/R	40,417,800
35,955	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	1/25 at 105.00	N/R	33,438,150
91

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 3,275	Florida Governmental Utility Authority, Utility Revenue Bonds, Lake Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	A-	$3,464,000
2,710	Florida Governmental Utility Authority, Utility Revenue Bonds, Pasco Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	A3	2,872,871
	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2016:
1,250	5.000%, 4/01/32	4/26 at 100.00	A-	1,454,438
1,750	5.000%, 4/01/33	4/26 at 100.00	A-	2,032,047
5,965	5.000%, 4/01/34	4/26 at 100.00	A-	6,912,600
4,290	5.000%, 4/01/35	4/26 at 100.00	A-	4,949,116
4,585	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2017-1, 3.600%, 7/01/37	1/27 at 100.00	Aaa	4,916,495
5,995	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2018-2, 4.050%, 7/01/38	1/28 at 100.00	Aaa	6,618,060
8,000	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2019-1, 3.000%, 7/01/39	7/28 at 100.00	Aaa	8,223,680
1,145	Florida Municipal Power Agency, Power Supply Revenue Bonds, All Requirements Project, Refunding Series 2016A, 5.000%, 10/01/30	10/26 at 100.00	A+	1,395,160
	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2007D:
6,395	3.000%, 6/01/30	10/19 at 100.00	AAA	6,402,354
6,585	3.000%, 6/01/31	10/19 at 100.00	AAA	6,592,309
6,780	3.000%, 6/01/32	10/19 at 100.00	AAA	6,787,255
1,500	Florida State Department of Children and Families, Certificates of Participation, South Florida Evaluation Treatment Project, Series 2005, 5.000%, 10/01/25	10/19 at 100.00	AA+	1,504,605
13,855	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Refunding Series 2012, 2.025%, 11/15/26 (Mandatory Put 11/15/22)	No Opt. Call	N/R	13,897,950
2,240	Jacksonville, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.000%, 10/01/20	No Opt. Call	AA	2,319,117
1,940	Jacksonville, Florida, Special Revenue Bonds, Series 20120C, 5.000%, 10/01/24	10/22 at 100.00	AA	2,146,668
5,050	JEA, Florida, Electric System Revenue Bonds, Subordinated Series Three 2017B, 5.000%, 10/01/27	No Opt. Call	AA	6,243,315
7,005	Lee County, Florida, Airport Revenue Bonds, Refunding Series 2011A, 5.375%, 10/01/32 – AGM Insured (AMT)	8/21 at 100.00	AA	7,459,134
6,000	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2015A, 5.000%, 4/01/35	4/25 at 100.00	A-	6,936,180
5,760	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53	4/28 at 100.00	A-	6,850,714
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
2,705	5.000%, 7/01/24	No Opt. Call	A	3,121,029
1,265	5.000%, 7/01/27	7/24 at 100.00	A	1,448,336
92

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A:
$ 925	5.000%, 10/01/20 (AMT)	No Opt. Call	A	$956,552
5,175	5.000%, 10/01/22 (AMT)	No Opt. Call	A	5,689,395
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B:
3,000	5.000%, 10/01/24	10/20 at 100.00	A	3,111,150
6,305	5.000%, 10/01/41	10/20 at 100.00	A	6,502,914
	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2010E:
1,975	5.000%, 4/01/21	4/20 at 100.00	AA	2,011,794
5,015	5.250%, 4/01/30	4/20 at 100.00	AA	5,112,090
22,550	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2017B, 3.125%, 10/01/39	10/27 at 100.00	AA-	23,206,881
5,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%, 10/01/29 – AGM Insured (Pre-refunded 10/01/20)	10/20 at 100.00	AA (5)	5,186,750
	Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A:
4,000	5.000%, 11/01/32 – AGM Insured	11/27 at 100.00	AA	4,913,920
2,000	5.000%, 11/01/34 – AGM Insured	11/27 at 100.00	AA	2,439,980
2,525	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/31 (Pre-refunded 12/01/24)	12/24 at 100.00	N/R (5)	2,970,738
4,235	Palm Beach County School Board, Florida, Certificates of Participation, Series 2014B, 5.000%, 8/01/22	No Opt. Call	Aa3	4,670,231
	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Refunding Series 2011:
175	5.000%, 10/01/25 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R (5)	187,653
9,825	5.000%, 10/01/25	10/21 at 100.00	AA+	10,543,895
4,830	South Florida Water Management District, Certificates of Participation, Series 2015, 5.000%, 10/01/33	4/26 at 100.00	AA	5,751,467
	Tampa, Florida, Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
615	5.000%, 9/01/22	No Opt. Call	A+	678,542
2,850	5.000%, 9/01/23	9/22 at 100.00	A+	3,134,145
1,270	3.125%, 9/01/24	9/22 at 100.00	A+	1,327,429
1,290	5.000%, 9/01/25	9/22 at 100.00	A+	1,413,969
1,500	5.000%, 9/01/27	9/22 at 100.00	A+	1,641,000
1,980	5.000%, 9/01/28	9/22 at 100.00	A+	2,166,120
6,150	4.000%, 9/01/33	9/22 at 100.00	A+	6,488,188
419,475	Total Florida			441,501,284
93

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia – 2.5%
$ 5,010	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2010C, 5.875%, 1/01/24	1/21 at 100.00	Aa3	$5,301,281
	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B:
2,095	5.000%, 1/01/23	1/22 at 100.00	AA-	2,273,473
1,500	5.000%, 1/01/28	1/22 at 100.00	AA-	1,623,240
1,650	5.000%, 1/01/37	1/22 at 100.00	AA-	1,772,232
	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
11,070	5.000%, 1/01/27	1/24 at 100.00	AA-	12,704,818
4,280	5.000%, 1/01/29	1/24 at 100.00	AA-	4,896,834
6,750	5.000%, 1/01/30	1/24 at 100.00	AA-	7,701,885
	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Series 2019D:
10,850	4.000%, 7/01/35 (AMT)	7/29 at 100.00	AA-	12,381,911
10,300	4.000%, 7/01/36 (AMT)	7/29 at 100.00	AA-	11,710,482
14,810	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2018C, 4.000%, 11/01/37	11/27 at 100.00	Aa2	16,834,231
2,215	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Vogtle Plant, First Series 2008, 1.650%, 11/01/48 (Mandatory Put 6/18/21)	No Opt. Call	A-	2,210,149
	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Revenue Bonds, Memorial Health University Medical Center, Inc, Refunding & Improvement Series 2012A:
3,340	5.000%, 1/01/23 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (5)	3,611,976
5,560	5.000%, 1/01/24 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (5)	6,012,751
8,990	5.000%, 1/01/25 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (5)	9,722,056
1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc Project, Series 2010, 6.000%, 9/01/30 (Pre-refunded 9/01/20)	9/20 at 100.00	N/R (5)	1,300,725
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018A:
2,455	3.600%, 12/01/33	6/27 at 100.00	AAA	2,659,133
6,045	3.850%, 12/01/38	6/27 at 100.00	AAA	6,566,019
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018B:
2,045	3.800%, 12/01/33	12/27 at 100.00	AAA	2,255,246
3,405	4.050%, 12/01/38	12/27 at 100.00	AAA	3,747,066
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2019A:
1,500	3.050%, 12/01/34	6/28 at 100.00	AAA	1,571,415
4,000	3.350%, 12/01/39	6/28 at 100.00	AAA	4,208,320
8,285	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2019B, 2.950%, 12/01/39 (WI/DD, Settling 10/10/19)	12/28 at 100.00	AAA	8,362,879
6,350	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Sub Series 2015A-1, 3.700%, 12/01/35	12/24 at 100.00	AAA	6,721,856
25,000	Georgia State, General Obligation Bonds, Series 2006G, 1.000%, 10/01/26	10/19 at 100.00	AAA	24,115,000
94

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$ 11,000	Georgia State, General Obligation Bonds, Series 2007E, 2.000%, 8/01/27	10/19 at 100.00	AAA	$11,002,970
5,800	Henry County School District, Georgia, General Obligation Bonds, Series 2016, 5.000%, 8/01/23	No Opt. Call	AA+	6,603,764
21,300	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	No Opt. Call	Aa1	23,991,042
2,785	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U, 5.000%, 10/01/21	No Opt. Call	AA-	2,980,089
955	Rockdale County Development Authority, Georgia, Revenue Bonds, Pratt Paper, LLC Project, Refunding Series 2018, 4.000%, 1/01/38, 144A (AMT)	1/28 at 100.00	N/R	1,016,378
190,595	Total Georgia			205,859,221
	Guam – 0.1%
4,060	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A-	4,465,878
	Hawaii – 0.8%
5,005	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010A, 5.250%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	AA- (5)	5,150,295
1,025	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010B, 5.625%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	AA- (5)	1,057,605
4,100	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Refunding Series 2019, 3.200%, 7/01/39	7/29 at 100.00	Baa2	4,207,174
10,785	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Series 2017A, 3.100%, 5/01/26 (AMT)	No Opt. Call	A-	11,288,767
	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A:
5,500	5.000%, 7/01/26	7/25 at 100.00	AA-	6,525,970
4,510	5.000%, 7/01/27	7/25 at 100.00	AA-	5,334,834
7,825	5.000%, 7/01/28	7/25 at 100.00	AA-	9,230,605
9,180	5.000%, 7/01/29	7/25 at 100.00	AA-	10,820,007
15,450	Hawaiian Electric Company Inc. and Its Subsidiaries, Special Purpose Revenue Bonds, Deparment of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (AMT)	No Opt. Call	A-	16,179,086
63,380	Total Hawaii			69,794,343
	Idaho – 0.4%
560	Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance Facilities Project, Subordinate Series 2015, 3.750%, 9/01/32 (AMT)	9/25 at 100.00	A2	599,010
7,640	Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE Trinity Helath Group, Series 2013ID, 1.250%, 12/01/48 (Mandatory Put 2/03/20)	No Opt. Call	AA-	7,638,930
3,100	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2014A, 4.125%, 3/01/37	3/24 at 100.00	A-	3,255,558
1,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Victory Charter School, Inc Project, Refunding Series 2016A, 5.000%, 7/01/39	7/26 at 100.00	BBB-	1,090,050
95

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho (continued)
	Madison County School District 321, Idaho, General Obligation Bonds, Sales Tax and Credit Enhancement Guaranty, Refunding Series 2014B:
$ 2,595	5.000%, 8/15/21	No Opt. Call	Aaa	$2,775,223
2,710	5.000%, 8/15/22	No Opt. Call	Aaa	2,997,124
12,005	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Refunding Series 2016, 2.750%, 10/01/24	No Opt. Call	BBB-	12,500,927
29,610	Total Idaho			30,856,822
	Illinois – 11.5%
2,215	Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev Project, Senior Lien Series 2016, 4.000%, 1/01/24	1/22 at 100.00	N/R	2,219,142
	Bolingbrook, Illinois, General Obligation Bonds, Refunding Series 2013A:
2,800	0.000%, 1/01/30	7/23 at 72.73	A2	1,838,928
2,550	0.000%, 1/01/31	7/23 at 68.95	A2	1,584,749
2,750	0.000%, 1/01/32	7/23 at 65.29	A2	1,615,323
4,000	0.000%, 1/01/33	7/23 at 61.69	A2	2,216,040
	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016:
431	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	434,034
446	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	451,294
962	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	982,789
1,048	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	1,070,962
969	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	1,000,250
	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016:
585	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	589,118
610	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	617,241
968	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	988,918
1,423	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	1,454,178
1,448	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	1,491,730
29,585	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	35,517,680
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017:
1,860	5.000%, 4/01/33	4/27 at 100.00	A	2,140,190
1,000	5.000%, 4/01/42	4/27 at 100.00	A	1,128,180
1,150	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2018, 5.000%, 4/01/37	4/28 at 100.00	A	1,328,630
10,900	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A	12/27 at 100.00	BB-	13,955,706
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
3,125	5.000%, 12/01/27	No Opt. Call	BB	3,660,000
12,385	5.000%, 12/01/30	12/27 at 100.00	BB	14,369,325
5,270	5.000%, 12/01/34	12/27 at 100.00	BB	6,039,104
96

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 2,600	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31	12/27 at 100.00	BB	$3,003,208
3,655	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/36	12/27 at 100.00	BB	4,165,896
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A:
9,745	4.000%, 12/01/21	No Opt. Call	BB	10,128,953
5,795	4.000%, 12/01/22	No Opt. Call	BB	6,106,134
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C:
1,200	5.000%, 12/01/22	No Opt. Call	BB	1,300,884
2,885	5.000%, 12/01/23	No Opt. Call	BB	3,192,714
2,300	5.000%, 12/01/24	No Opt. Call	BB	2,584,694
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A:
1,860	0.000%, 12/01/25	No Opt. Call	BB	1,560,559
2,545	0.000%, 12/01/26	No Opt. Call	BB	2,061,425
19,585	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	BB-	24,959,907
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011:
3,530	5.250%, 12/01/25	12/21 at 100.00	AA	3,798,315
3,235	5.250%, 12/01/26	12/21 at 100.00	AA	3,475,522
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Refunding Series 2015A:
5,700	5.000%, 1/01/33 (AMT)	1/25 at 100.00	A	6,527,127
4,225	5.000%, 1/01/34 (AMT)	1/25 at 100.00	A	4,830,907
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2018B:
2,500	5.000%, 1/01/36	1/29 at 100.00	A	3,114,200
3,000	5.000%, 1/01/37	1/29 at 100.00	A	3,725,850
4,000	5.000%, 1/01/38	1/29 at 100.00	A	4,949,960
17,605	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB+	21,030,405
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
6,825	5.000%, 1/01/23	No Opt. Call	BBB+	7,361,991
7,600	5.000%, 1/01/24	No Opt. Call	BBB+	8,372,616
4,440	5.000%, 1/01/25	No Opt. Call	BBB+	4,983,722
1,940	5.000%, 1/01/26	No Opt. Call	BBB+	2,216,023
1,525	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/24	12/23 at 100.00	A+	1,662,692
97

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
$ 2,600	5.000%, 11/15/20	No Opt. Call	AA-	$2,700,880
2,780	5.000%, 11/15/21	No Opt. Call	AA-	2,975,962
2,400	5.000%, 11/15/22	No Opt. Call	AA-	2,638,752
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A:
5,250	5.000%, 11/15/20	No Opt. Call	AA-	5,453,700
2,260	5.000%, 11/15/21	No Opt. Call	AA-	2,419,307
	Effingham and Clay Counties Community Unit School District Number 40, Effingham, Illinois, General Obligation Bonds, School Series 2019A:
1,000	4.000%, 12/01/30 – BAM Insured	12/27 at 100.00	AA	1,122,110
1,000	4.000%, 12/01/34 – BAM Insured	12/27 at 100.00	AA	1,097,970
1,395	4.000%, 12/01/35 – BAM Insured	12/27 at 100.00	AA	1,525,516
1,455	4.000%, 12/01/36 – BAM Insured	12/27 at 100.00	AA	1,583,593
500	Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding Series 2017, 2.800%, 3/01/25 – BAM Insured	No Opt. Call	AA	514,250
	Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding Series 2017:
875	2.400%, 3/01/23 – BAM Insured	No Opt. Call	AA	884,870
925	2.600%, 3/01/24 – BAM Insured	No Opt. Call	AA	941,373
1,025	3.000%, 3/01/26 – BAM Insured	No Opt. Call	AA	1,068,583
1,055	3.150%, 3/01/27 – BAM Insured	3/26 at 100.00	AA	1,098,877
7,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2008A-3, 5.000%, 11/01/30	No Opt. Call	AA	8,396,640
1,050	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2014, 5.000%, 8/01/23	No Opt. Call	AA	1,189,608
3,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 5.000%, 6/01/42	6/22 at 100.00	AA	3,193,650
6,400	Illinois Finance Authority, Revenue Bonds, Ann & Robert H Lurie Children's Hospital of Chicago, Refunding Series 2017, 4.000%, 8/15/39	8/27 at 100.00	AA	7,008,256
2,000	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2016, 5.000%, 3/01/30	3/26 at 100.00	AA-	2,383,240
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
2,400	3.625%, 2/15/32	2/27 at 100.00	AA+	2,575,248
10,000	3.750%, 2/15/34	2/27 at 100.00	AA+	10,749,700
70	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (5)	81,846
33,925	4.000%, 2/15/41	2/27 at 100.00	AA+	37,379,243
13,685	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	AA+	15,095,513
98

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
$ 475	5.000%, 9/01/26	9/24 at 100.00	AA+	$555,095
1,205	5.000%, 9/01/27	9/24 at 100.00	AA+	1,405,379
775	5.000%, 9/01/29	9/24 at 100.00	AA+	900,628
2,450	5.000%, 9/01/34	9/24 at 100.00	AA+	2,812,477
2,815	4.625%, 9/01/39	9/24 at 100.00	AA+	3,082,453
7,015	5.000%, 9/01/42	9/24 at 100.00	AA+	7,957,044
	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
1,390	5.000%, 5/15/23	5/22 at 100.00	Baa2	1,502,229
1,120	5.000%, 5/15/25	5/22 at 100.00	Baa2	1,209,477
1,175	5.000%, 5/15/26	5/22 at 100.00	Baa2	1,267,073
	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2019:
2,500	5.000%, 4/01/31	4/29 at 100.00	AA-	3,119,675
1,300	5.000%, 4/01/32	4/29 at 100.00	AA-	1,611,987
4,500	5.000%, 4/01/34	4/29 at 100.00	AA-	5,527,260
7,610	5.000%, 4/01/36	4/29 at 100.00	AA-	9,255,586
5,205	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/24	No Opt. Call	A3	6,035,250
	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A:
2,370	5.000%, 7/01/33	7/26 at 100.00	A	2,775,649
3,170	5.000%, 7/01/34	7/26 at 100.00	A	3,699,834
5,000	5.000%, 7/01/35	7/26 at 100.00	A	5,822,450
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A:
1,000	5.000%, 11/15/27	11/25 at 100.00	A	1,190,600
1,885	5.000%, 11/15/28	11/25 at 100.00	A	2,235,516
2,000	5.000%, 11/15/29	11/25 at 100.00	A	2,356,260
2,950	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.400%, 4/01/27	No Opt. Call	N/R	2,953,746
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
2,215	5.000%, 8/15/35	8/25 at 100.00	Baa1	2,524,103
5,000	5.000%, 8/15/44	8/25 at 100.00	Baa1	5,613,000
	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc, Refunding Series 2017C:
1,150	5.000%, 3/01/32	3/27 at 100.00	AA-	1,363,613
2,750	5.000%, 3/01/33	3/27 at 100.00	AA-	3,248,960
1,650	5.000%, 3/01/34	3/27 at 100.00	AA-	1,943,948
1,800	4.000%, 3/01/35	3/27 at 100.00	AA-	1,952,928
2,350	Illinois Health Facilities Authority, Revenue Bonds, Advocate Healthcare Network, Series 2003A Remarketing 07/21/16, 1.375%, 11/15/22	7/21 at 101.00	AA	2,353,149
99

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois State, General Obligation Bonds, February Series 2014:
$ 4,000	5.000%, 2/01/23	No Opt. Call	BBB	$4,330,240
3,155	5.000%, 2/01/24	No Opt. Call	BBB	3,460,909
4,630	5.000%, 2/01/25	2/24 at 100.00	BBB	5,078,832
4,675	5.000%, 2/01/26	2/24 at 100.00	BBB	5,125,202
6,000	5.000%, 2/01/27	2/24 at 100.00	BBB	6,570,180
2,485	Illinois State, General Obligation Bonds, June Series 2016, 3.500%, 6/01/29	6/26 at 100.00	BBB	2,508,931
1,800	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/32	5/24 at 100.00	BBB	1,962,504
12,200	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	BBB	14,014,506
	Illinois State, General Obligation Bonds, November Series 2017D:
5,015	5.000%, 11/01/21	No Opt. Call	BBB	5,302,309
25,535	5.000%, 11/01/23	No Opt. Call	BBB	27,961,336
4,465	5.000%, 11/01/24	No Opt. Call	BBB	4,968,697
4,385	5.000%, 11/01/25	No Opt. Call	BBB	4,919,181
4,805	3.250%, 11/01/26	No Opt. Call	BBB	4,850,599
3,060	5.000%, 11/01/26	No Opt. Call	BBB	3,472,886
5,330	5.000%, 11/01/27	No Opt. Call	BBB	6,104,182
5,735	5.000%, 11/01/28	11/27 at 100.00	BBB	6,553,901
	Illinois State, General Obligation Bonds, Refunding Series 2012:
7,750	5.000%, 8/01/20	No Opt. Call	BBB	7,933,210
6,175	5.000%, 8/01/21	No Opt. Call	BBB	6,490,172
15,265	5.000%, 8/01/22	No Opt. Call	BBB	16,400,716
2,795	5.000%, 8/01/23	No Opt. Call	BBB	3,058,177
285	5.000%, 8/01/25	8/22 at 100.00	BBB	303,921
2,870	Illinois State, General Obligation Bonds, Series 2012, 4.000%, 9/01/21	No Opt. Call	BBB	2,976,104
	Illinois State, General Obligation Bonds, Series 2012A:
7,840	4.000%, 1/01/20	No Opt. Call	BBB	7,878,024
12,210	4.000%, 1/01/22	No Opt. Call	BBB	12,670,317
	Illinois State, General Obligation Bonds, Series 2013:
4,220	5.500%, 7/01/25	7/23 at 100.00	BBB	4,656,981
2,760	5.500%, 7/01/26	7/23 at 100.00	BBB	3,043,866
2,085	5.500%, 7/01/27	7/23 at 100.00	BBB	2,296,273
7,490	5.250%, 7/01/29	7/23 at 100.00	BBB	8,160,055
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
9,595	5.000%, 12/01/21	No Opt. Call	AA-	10,318,271
3,345	5.000%, 12/01/22	No Opt. Call	AA-	3,712,749
4,110	5.000%, 1/01/33	1/23 at 100.00	AA-	4,554,949
100

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2016A:
$ 6,795	5.000%, 12/01/31	1/26 at 100.00	AA-	$8,024,487
7,895	5.000%, 12/01/32	1/26 at 100.00	AA-	9,292,178
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2018A:
8,500	5.000%, 1/01/25	No Opt. Call	AA-	9,974,070
14,270	5.000%, 1/01/26	No Opt. Call	AA-	17,133,989
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
11,000	5.000%, 1/01/36	1/24 at 100.00	AA-	12,443,860
6,115	5.000%, 1/01/37	1/24 at 100.00	AA-	6,909,828
11,605	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA-	13,277,513
10,550	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/37	1/26 at 100.00	AA-	12,301,089
	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Series 2007A:
1,955	9.000%, 1/01/22 – AGM Insured (ETM)	No Opt. Call	AA (5)	2,280,116
6,615	9.000%, 1/01/22 – AGM Insured	No Opt. Call	Aa2	7,684,844
285	9.000%, 1/01/23 – AGM Insured (ETM)	No Opt. Call	AA (5)	352,898
965	9.000%, 1/01/23 – AGM Insured	No Opt. Call	Aa2	1,190,607
1,210	9.000%, 1/01/25 – AGM Insured (ETM)	No Opt. Call	AA (5)	1,668,445
3,940	9.000%, 1/01/25 – AGM Insured	No Opt. Call	Aa2	5,393,111
	Kendall, Kane, and Will Counties Community Unit School District 308 Oswego, Illinois, General Obligation Bonds, Refunding School Series 2016:
5,000	5.000%, 2/01/34	2/26 at 100.00	AA-	5,803,000
3,465	5.000%, 2/01/35	2/26 at 100.00	AA-	4,012,435
	LaSalle and Bureau Counties High School District 120 LaSalle-Peru, Illinois, General Obligation Bonds, School Building Series 2017:
1,140	5.000%, 12/01/24 – BAM Insured	No Opt. Call	AA	1,327,975
1,485	5.000%, 12/01/30 – BAM Insured	12/26 at 100.00	AA	1,782,312
1,165	5.000%, 12/01/31 – BAM Insured	12/26 at 100.00	AA	1,391,756
1,645	5.000%, 12/01/32 – BAM Insured	12/26 at 100.00	AA	1,956,547
1,725	5.000%, 12/01/33 – BAM Insured	12/26 at 100.00	AA	2,051,612
1,815	5.000%, 12/01/34 – BAM Insured	12/26 at 100.00	AA	2,151,810
2,100	Madison and Jersey Counties Community Unit School District 11, Alton, Illinois, General Obligation Bonds, Series 2002, 0.000%, 12/01/19 – AGM Insured	No Opt. Call	AA	2,093,952
	Madison County Community Unit School District 7 Edwardsville, Illinois, General Obligation Bonds, Series 2017A:
2,430	5.000%, 12/01/28	12/25 at 100.00	AA	2,809,323
2,500	5.000%, 12/01/29	12/25 at 100.00	AA	2,891,250
101

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 1,500	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2017A, 5.000%, 11/01/31 – AGM Insured	11/26 at 100.00	AA	$1,770,810
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
4,990	5.000%, 12/15/28	6/22 at 100.00	BBB	5,345,388
1,700	0.000%, 12/15/51	No Opt. Call	BBB	499,239
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
1,810	0.000%, 12/15/37	No Opt. Call	BBB	1,236,447
9,045	0.000%, 12/15/42	6/38 at 100.00	BBB	6,135,495
6,000	0.000%, 12/15/47	6/38 at 100.00	BBB	4,034,040
28,425	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/29 – NPFG Insured	No Opt. Call	BBB	21,474,235
	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2018:
465	3.100%, 3/01/26 – BAM Insured	No Opt. Call	AA	486,683
467	3.200%, 3/01/27 – BAM Insured	No Opt. Call	AA	492,713
371	3.300%, 3/01/28 – BAM Insured	3/27 at 100.00	AA	391,869
650	3.450%, 3/01/30 – BAM Insured	3/27 at 100.00	AA	686,095
500	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019, 4.250%, 1/01/29	1/26 at 100.00	N/R	500,515
2,270	Peroia Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2011, 0.000%, 12/01/24	No Opt. Call	A	2,010,494
1,494	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	3/24 at 100.00	AA	1,666,079
	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
295	5.000%, 10/01/23	10/22 at 100.00	Baa1	322,668
350	5.000%, 10/01/24	10/22 at 100.00	Baa1	384,549
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
7,785	5.250%, 6/01/21	No Opt. Call	A	8,252,878
12,395	5.500%, 6/01/23 (Pre-refunded 6/01/21)	6/21 at 100.00	N/R (5)	13,244,677
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017:
3,900	5.000%, 6/01/25	No Opt. Call	A	4,603,443
5,000	5.000%, 6/01/26	No Opt. Call	A	6,042,800
3,000	5.000%, 6/01/27	6/26 at 100.00	A	3,615,540
	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017:
1,283	3.700%, 3/01/29 – BAM Insured	3/27 at 100.00	AA	1,382,612
1,073	3.800%, 3/01/30 – BAM Insured	3/27 at 100.00	AA	1,159,248
1,897	4.000%, 3/01/33 – BAM Insured	3/27 at 100.00	AA	2,060,123
102

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 5,000	Sangamon County Water Reclamation District, Sangamon County, Illinois, General Obligation Bonds Alternate Revenue Source, Project & Refunding Series 2019A, 4.000%, 1/01/44	1/29 at 100.00	A+	$5,432,050
	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc, Series 2013:
2,565	7.125%, 11/01/43 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (5)	3,145,408
2,415	7.625%, 11/01/48 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (5)	3,009,187
2,645	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2016B, 4.000%, 10/15/40	10/25 at 100.00	A	2,827,875
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
7,805	5.000%, 3/01/33	3/25 at 100.00	A	8,965,369
13,960	5.000%, 3/01/34 – AGM Insured	3/25 at 100.00	AA	16,024,544
10,990	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	12,444,307
	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012:
3,205	4.000%, 11/01/21	No Opt. Call	A+	3,367,974
2,830	4.000%, 11/01/22	No Opt. Call	A+	3,038,486
	Will and Kendall Counties Community Consolidated School District 202 Plainfield, Illinois, General Obligation Bonds, Series 2016C:
9,760	5.000%, 1/01/22	No Opt. Call	Aa2	10,512,203
3,355	5.000%, 1/01/23	No Opt. Call	Aa2	3,719,688
3,295	5.000%, 1/01/24	No Opt. Call	Aa2	3,753,829
4,215	5.000%, 1/01/25	No Opt. Call	Aa2	4,918,188
5,675	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2013B, 0.000%, 1/01/30	No Opt. Call	Baa3	4,103,138
5,000	Will County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2016, 5.000%, 11/15/41	11/25 at 100.00	AA+	5,769,100
	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013:
4,070	0.000%, 2/01/25	No Opt. Call	A+	3,586,443
3,855	0.000%, 2/01/26	No Opt. Call	A+	3,297,760
875,195	Total Illinois			955,712,647
	Indiana – 3.4%
	Carmel Redevelopment Authority, Indiana, County Option Income Tax Lease Rental Revenue Bonds, Refunding Series 2014B:
435	5.000%, 1/01/20	No Opt. Call	AA	439,015
1,035	5.000%, 7/01/20	No Opt. Call	AA	1,063,835
500	5.000%, 1/01/21	No Opt. Call	AA	523,315
3,500	Indiana Finance Authority, Educational Facilities Revenue Bonds, University of Indianapolis Project, Series 2017, 5.000%, 10/01/43	4/27 at 100.00	BBB+	3,993,885
5,710	Indiana Finance Authority, Hospital Revenue Bonds, Goshen Health, Series 2019B, 2.100%, 11/01/49 (Mandatory Put 11/01/26)	No Opt. Call	A-	5,770,812
103

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$ 12,500	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding 2015B, 1.650%, 12/01/42 (Mandatory Put 7/01/22)	1/22 at 100.00	AA	$12,544,375
	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
1,130	3.500%, 10/01/26	10/23 at 100.00	A	1,184,782
500	5.000%, 10/01/29	10/23 at 100.00	A	556,855
4,000	Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project, Refunding Series 2015A, 5.250%, 2/01/37	8/25 at 100.00	AA+	4,789,720
5,300	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.250%, 10/01/24 – AGM Insured	10/21 at 100.00	AA	5,717,163
	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A:
715	5.000%, 10/01/22	No Opt. Call	AA	790,947
620	5.000%, 10/01/23	No Opt. Call	AA	706,657
625	5.000%, 10/01/24	No Opt. Call	AA	733,131
1,380	5.000%, 10/01/25	10/24 at 100.00	AA	1,620,824
1,710	5.000%, 10/01/26	10/24 at 100.00	AA	2,005,608
10,000	5.000%, 10/01/40	10/24 at 100.00	AA	11,472,400
8,000	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First Lien Series 2014A, 2.950%, 10/01/22	7/22 at 100.00	AA-	8,299,840
1,065	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health Subordinate Credit Group, Series 2005A-8, 1.250%, 11/01/27 (Mandatory Put 5/01/20)	No Opt. Call	AA	1,064,137
	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A:
2,750	5.250%, 1/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	A+ (5)	3,153,590
2,505	5.250%, 1/01/34 (Pre-refunded 7/01/23)	7/23 at 100.00	A+ (5)	2,872,634
	Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project Revenue Bonds, Refunding Series 2019D:
9,000	5.000%, 1/01/25 (AMT)	No Opt. Call	A1	10,506,420
4,010	5.000%, 1/01/26 (AMT)	No Opt. Call	A1	4,791,108
11,000	5.000%, 1/01/27 (AMT)	No Opt. Call	A1	13,416,920
6,000	5.000%, 1/01/28 (AMT)	No Opt. Call	A1	7,454,880
2,800	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006, 5.500%, 7/01/21 – NPFG Insured	No Opt. Call	AA	3,001,936
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	AA	5,698,300
	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2013A:
7,900	5.250%, 8/15/28	8/23 at 100.00	AA	8,983,564
10,000	5.250%, 8/15/29	8/23 at 100.00	AA	11,405,400
	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2017A:
12,240	5.000%, 8/15/26	No Opt. Call	AA	15,140,635
6,620	5.000%, 8/15/27	No Opt. Call	AA	8,380,523
104

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
$ 500	5.000%, 10/01/27	10/24 at 100.00	A	$579,445
720	5.000%, 10/01/28	10/24 at 100.00	A	835,150
1,000	5.000%, 10/01/29	10/24 at 100.00	A	1,158,790
1,360	5.000%, 10/01/31	10/24 at 100.00	A	1,568,814
1,215	5.000%, 10/01/33	10/24 at 100.00	A	1,400,761
	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,675	5.000%, 4/01/21	No Opt. Call	Ba1	1,734,697
940	5.000%, 4/01/22	No Opt. Call	Ba1	995,629
2,015	5.000%, 4/01/24	4/22 at 100.00	Ba1	2,131,810
	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012:
500	4.750%, 2/01/20	No Opt. Call	N/R	505,290
500	4.750%, 8/01/20	No Opt. Call	N/R	506,860
250	4.750%, 2/01/21	No Opt. Call	N/R	255,228
500	4.750%, 8/01/21	No Opt. Call	N/R	514,820
500	5.000%, 2/01/22	No Opt. Call	N/R	521,310
500	5.000%, 8/01/22	2/22 at 100.00	N/R	520,950
500	5.000%, 8/01/23	2/22 at 100.00	N/R	520,025
500	5.000%, 2/01/24	2/22 at 100.00	N/R	517,570
33,040	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2018B, 5.000%, 1/01/36	1/27 at 100.00	A-	38,442,370
640	Southwind Housing Inc, Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	12/19 at 100.00	N/R (5)	681,984
	Vanderburgh County,Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
1,040	5.000%, 2/01/25	8/24 at 100.00	A	1,201,273
1,000	5.000%, 2/01/26	8/24 at 100.00	A	1,157,850
1,805	5.000%, 2/01/27	8/24 at 100.00	A	2,080,858
1,750	5.000%, 2/01/29	8/24 at 100.00	A	2,016,700
2,700	5.000%, 2/01/31	8/24 at 100.00	A	3,101,058
7,635	Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP Products North America Inc Project, Refunidng Series 2019A, 5.000%, 12/01/44 (Mandatory Put 6/05/26) (AMT)	No Opt. Call	A1	9,070,227
25,005	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2015, 5.000%, 11/01/45 (Mandatory Put 11/01/22) (AMT)	No Opt. Call	A1	27,467,993
20,625	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2016A, 5.000%, 3/01/46 (Mandatory Put 3/01/23) (AMT)	No Opt. Call	A1	22,836,619
246,965	Total Indiana			280,407,292
105

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa – 1.1%
	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011:
$ 1,015	5.250%, 6/15/25 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (5)	$1,042,425
2,000	5.250%, 6/15/26 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (5)	2,054,040
3,135	5.250%, 6/15/27 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (5)	3,219,708
2,000	5.375%, 6/15/28 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (5)	2,055,780
2,035	5.500%, 6/15/29 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (5)	2,093,527
1,000	5.500%, 6/15/30 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (5)	1,028,760
	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
1,830	5.000%, 1/01/23 – AGM Insured (Pre-refunded 1/01/21)	1/21 at 100.00	AA (5)	1,914,162
1,890	5.000%, 1/01/24 – AGM Insured (Pre-refunded 1/01/21)	1/21 at 100.00	AA (5)	1,976,921
1,520	5.000%, 1/01/25 – AGM Insured (Pre-refunded 1/01/21)	1/21 at 100.00	AA (5)	1,589,905
1,000	5.000%, 1/01/26 – AGM Insured (Pre-refunded 1/01/21)	1/21 at 100.00	AA (5)	1,045,990
10,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2013A, 5.250%, 2/15/44	2/23 at 100.00	AA-	10,847,500
	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Health System, Series 2013:
8,655	5.000%, 7/01/27	7/23 at 100.00	A1	9,700,870
6,840	5.000%, 7/01/28	7/23 at 100.00	A1	7,661,279
5,025	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	12/20 at 103.00	B+	5,098,365
1,925	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B+	2,101,157
4,770	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	10/19 at 105.00	B+	5,014,939
6,445	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/25 at 103.00	B+	6,900,468
2,000	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2019D, 2.600%, 7/01/37	1/29 at 100.00	AAA	1,971,200
1,250	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010, 5.500%, 9/01/25 (Pre-refunded 9/01/20)	9/20 at 100.00	N/R (5)	1,297,288
2,000	Iowa State, Special Obligation Bonds, Prison Infrastructure Fund, Refunding Series 2010, 4.500%, 6/15/22 (Pre-refunded 6/15/20)	6/20 at 100.00	AA (5)	2,045,020
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
13,155	5.375%, 6/01/38	10/19 at 100.00	B+	13,157,894
2,350	5.500%, 6/01/42	10/19 at 100.00	B+	2,350,493
30	5.625%, 6/01/46	10/19 at 100.00	B	30,006
1,940	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	10/19 at 100.00	BB-	1,942,716
83,810	Total Iowa			88,140,413
	Kansas – 0.6%
14,655	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993A, 2.950%, 12/01/23	4/23 at 101.00	A+	15,223,467
106

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)
$ 11,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993B, 2.950%, 12/01/23	4/23 at 101.00	A+	$11,426,690
355	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Bonds, Refunding Series 1996, 4.875%, 10/01/19	No Opt. Call	Aaa	355,000
	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C:
50	5.500%, 11/15/23 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	50,239
2,150	5.500%, 11/15/23	11/19 at 100.00	AA	2,160,771
1,850	Kansas Development Finance Authority, Revenue Bonds, Kansas State Projects, Series 2007K, 4.500%, 11/01/19 – NPFG Insured	10/19 at 100.00	Aa3	1,854,681
10,170	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc, Series 2011A-IV, 5.000%, 11/15/29 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (5)	10,938,445
5,265	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/37	9/22 at 100.00	A	5,748,748
	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A:
1,915	5.000%, 9/01/21	No Opt. Call	A	2,045,469
660	5.000%, 9/01/22	No Opt. Call	A	726,799
1,505	5.000%, 9/01/23	No Opt. Call	A	1,704,367
49,575	Total Kansas			52,234,676
	Kentucky – 1.3%
3,200	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37	6/27 at 100.00	Baa3	3,682,880
1,795	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2015A, 4.500%, 6/01/46	6/25 at 100.00	Baa3	1,897,333
10	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009B, 2.700%, 5/01/39 (Mandatory Put 11/10/21)	No Opt. Call	BBB+	10,209
7,000	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/28	6/21 at 100.00	A1	7,379,120
	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
1,320	5.000%, 7/01/26 (AMT)	7/24 at 100.00	A+	1,515,849
3,280	5.000%, 7/01/28 (AMT)	7/24 at 100.00	A+	3,753,763
	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A:
5,000	5.000%, 12/01/27 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (5)	5,459,350
10,130	5.000%, 12/01/35	6/22 at 100.00	N/R	11,102,480
3,800	5.000%, 12/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (5)	4,149,106
8,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Refunding Series 2007B, 1.650%, 6/01/33 (Mandatory Put 6/01/21)	No Opt. Call	A1	8,530,600
107

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway County Public Hospital Corporation Project, Refunding Series 2016:
$ 1,005	5.000%, 8/01/25	No Opt. Call	Ba2	$1,140,343
1,060	5.000%, 8/01/26	No Opt. Call	Ba2	1,217,378
1,110	5.000%, 8/01/27	8/26 at 100.00	Ba2	1,272,360
1,165	5.000%, 8/01/28	8/26 at 100.00	Ba2	1,335,964
1,230	5.000%, 8/01/29	8/26 at 100.00	Ba2	1,409,826
2,935	5.000%, 8/01/37	8/26 at 100.00	Ba2	3,264,923
	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc Project, Improvement and Refunding Series 2011:
290	6.000%, 3/01/22 (Pre-refunded 3/01/21)	3/21 at 100.00	Baa2 (5)	308,902
965	6.000%, 3/01/22	3/21 at 100.00	Baa2	1,016,994
305	6.250%, 3/01/23 (Pre-refunded 3/01/21)	3/21 at 100.00	Baa2 (5)	325,944
1,015	6.250%, 3/01/23	3/21 at 100.00	Baa2	1,073,789
340	6.250%, 3/01/24 (Pre-refunded 3/01/21)	3/21 at 100.00	Baa2 (5)	363,348
1,115	6.250%, 3/01/24	3/21 at 100.00	Baa2	1,177,975
8,500	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	No Opt. Call	A3	9,242,560
12,890	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	No Opt. Call	A1	14,251,700
11,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-1, 4.000%, 12/01/49 (Mandatory Put 6/01/25)	No Opt. Call	A	12,172,600
	University of Kentucky, General Receipts Bonds, Refunding Series 2018A:
6,945	3.000%, 10/01/34	4/26 at 100.00	AA	7,228,078
5,000	3.125%, 10/01/37	4/26 at 100.00	AA	5,193,750
100,905	Total Kentucky			109,477,124
	Louisiana – 2.6%
	Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue Bonds, Lake Charles Memorial Hospital, Refunding Series 2019:
15,510	5.000%, 12/01/34	12/29 at 100.00	BB+	18,620,841
3,550	5.000%, 12/01/39	12/29 at 100.00	BB+	4,187,544
	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B:
970	5.000%, 2/01/23	No Opt. Call	AA	1,084,082
540	5.000%, 2/01/24	No Opt. Call	AA	621,734
800	5.000%, 2/01/25	No Opt. Call	AA	947,560
585	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.250%, 7/01/31	7/21 at 100.00	B	601,836
475	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/24 – AGM Insured (Pre-refunded 6/01/22)	6/22 at 100.00	AA (5)	521,256
108

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A:
$ 17,490	5.000%, 6/01/25	No Opt. Call	A1	$20,832,339
16,740	5.000%, 6/01/26	No Opt. Call	A1	20,455,610
	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A:
2,280	5.000%, 2/01/28	2/24 at 100.00	AA-	2,607,932
2,850	5.000%, 2/01/29	2/24 at 100.00	AA-	3,260,257
2,000	5.000%, 2/01/30	2/24 at 100.00	AA-	2,282,880
19,830	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	21,119,743
1,000	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017, 5.000%, 7/01/37	7/27 at 100.00	A+	1,140,070
3,210	Louisiana Public Facilities Authority, Revenue Bonds, Entergy Louisiana, LLC Project, Refunding Series 2016A, 3.375%, 9/01/28	3/21 at 100.00	A	3,260,846
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016:
25	5.000%, 5/15/30 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (5)	30,441
1,055	5.000%, 5/15/30	5/26 at 100.00	A3	1,247,865
30	5.000%, 5/15/32 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (5)	36,529
3,410	5.000%, 5/15/32	5/26 at 100.00	A3	3,998,941
40	5.000%, 5/15/33 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (5)	48,706
3,660	5.000%, 5/15/33	5/26 at 100.00	A3	4,278,796
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017:
1,265	5.000%, 5/15/28	5/27 at 100.00	A3	1,537,810
1,000	5.000%, 5/15/29	5/27 at 100.00	A3	1,210,640
1,155	5.000%, 5/15/30	5/27 at 100.00	A3	1,391,140
1,750	5.000%, 5/15/31	5/27 at 100.00	A3	2,096,885
3,210	5.000%, 5/15/42	5/27 at 100.00	A3	3,736,440
	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
1,050	5.000%, 7/01/22	No Opt. Call	AA-	1,151,209
3,120	5.000%, 7/01/29	7/23 at 100.00	AA-	3,502,886
5,000	5.000%, 7/01/31	7/23 at 100.00	AA-	5,600,100
3,835	5.000%, 7/01/32	7/23 at 100.00	AA-	4,289,678
15,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1, 4.000%, 5/01/31	5/22 at 100.00	Aa2	15,925,350
109

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana State, Unclaimed Property Special Revenue Bonds, Interstate 49 North Project, Series 2013:
$ 1,165	5.000%, 9/01/29	9/23 at 100.00	A+	$1,312,314
5,070	5.000%, 9/01/31	9/23 at 100.00	A+	5,706,843
4,000	5.000%, 9/01/32	9/23 at 100.00	A+	4,495,120
	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012:
4,140	5.000%, 12/01/19	No Opt. Call	AA-	4,164,260
3,940	5.000%, 12/01/20	No Opt. Call	AA-	4,103,589
5,400	5.000%, 12/01/21	No Opt. Call	AA-	5,802,246
	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
1,000	5.000%, 12/01/22	No Opt. Call	AA-	1,107,650
870	5.000%, 12/01/23	No Opt. Call	AA-	991,148
1,020	5.000%, 12/01/24	No Opt. Call	AA-	1,193,145
480	5.000%, 12/01/25	No Opt. Call	AA-	575,170
775	5.000%, 12/01/27	12/25 at 100.00	AA-	921,173
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
1,200	5.000%, 6/01/20	No Opt. Call	A	1,227,456
250	5.000%, 6/01/24	No Opt. Call	A	286,963
605	5.000%, 6/01/25	6/24 at 100.00	A	694,123
500	5.000%, 6/01/26	6/24 at 100.00	A	573,220
600	5.000%, 6/01/27	6/24 at 100.00	A	686,754
380	5.000%, 6/01/28	6/24 at 100.00	A	434,291
580	5.000%, 6/01/29	6/24 at 100.00	A	662,180
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
385	5.000%, 6/01/30	6/25 at 100.00	A	448,868
775	5.000%, 6/01/32	6/25 at 100.00	A	901,829
1,000	5.000%, 6/01/33	6/25 at 100.00	A	1,159,940
1,040	5.000%, 6/01/35	6/25 at 100.00	A	1,199,286
500	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B, 5.000%, 4/01/30 (AMT)	4/23 at 100.00	A	550,670
6,585	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	6,944,212
110

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B:
$ 630	3.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	$659,629
760	5.000%, 12/01/26 – AGM Insured	No Opt. Call	AA	932,300
750	5.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	946,035
1,450	5.000%, 12/01/29 – AGM Insured	12/28 at 100.00	AA	1,827,087
1,000	5.000%, 12/01/30 – AGM Insured	12/28 at 100.00	AA	1,256,000
975	5.000%, 12/01/31 – AGM Insured	12/28 at 100.00	AA	1,219,442
1,150	5.000%, 12/01/32 – AGM Insured	12/28 at 100.00	AA	1,430,508
1,630	4.000%, 12/01/33 – AGM Insured	12/28 at 100.00	AA	1,875,885
6,180	3.000%, 12/01/35 – AGM Insured	12/28 at 100.00	AA	6,419,104
2,075	4.000%, 12/01/36 – AGM Insured	12/28 at 100.00	AA	2,355,374
565	4.000%, 12/01/44 – AGM Insured	12/28 at 100.00	AA	627,195
191,860	Total Louisiana			217,318,955
	Maine – 0.2%
1,100	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43	7/23 at 100.00	BBB	1,184,777
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A:
4,220	4.000%, 7/01/41	7/26 at 100.00	BBB	4,420,408
5,650	4.000%, 7/01/46	7/26 at 100.00	BBB	5,895,605
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
1,000	6.750%, 7/01/36	7/21 at 100.00	BB	1,079,060
3,850	6.750%, 7/01/41	7/21 at 100.00	BB	4,142,215
	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
225	4.000%, 7/01/20	No Opt. Call	BBB+	228,686
290	5.000%, 7/01/22	No Opt. Call	BBB+	314,676
	Regional School Unit 1 Lower Kennebec Regional School Unit Bath, Maine, General Obligation Bonds, Series 2019:
1,000	3.000%, 11/01/33	11/29 at 100.00	AA	1,063,420
1,000	3.000%, 11/01/34	11/29 at 100.00	AA	1,055,840
1,000	3.250%, 11/01/35	11/29 at 100.00	AA	1,075,570
19,335	Total Maine			20,460,257
	Maryland – 1.0%
	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016:
1,270	3.250%, 1/01/31	1/26 at 100.00	A	1,341,158
3,365	5.000%, 1/01/37	1/26 at 100.00	A	3,912,822
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
1,160	5.000%, 9/01/26	No Opt. Call	BBB-	1,389,958
1,760	5.000%, 9/01/27	No Opt. Call	BBB-	2,131,958
2,655	5.000%, 9/01/29	9/27 at 100.00	BBB-	3,177,292
111

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2013A:
$ 500	5.000%, 7/01/21	No Opt. Call	AA-	$532,295
1,000	5.000%, 7/01/26	1/24 at 100.00	AA-	1,149,690
1,715	5.000%, 7/01/27	1/24 at 100.00	AA-	1,970,912
4,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019A, 3.750%, 9/01/39	3/28 at 100.00	Aa2	4,293,960
250	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (5)	257,293
12,500	Maryland Economic Development Corporation, Pollution Control Revenue Bonds, Potomac Electric Power Company, Refunding Series 2019, 1.700%, 9/01/22	No Opt. Call	A-	12,570,875
1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016, 5.000%, 6/01/28 – AGM Insured	6/26 at 100.00	AA	1,213,900
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A:
750	5.000%, 7/01/32	7/26 at 100.00	BBB	878,483
2,250	5.000%, 7/01/33	7/26 at 100.00	BBB	2,630,497
1,650	5.000%, 7/01/34	7/26 at 100.00	BBB	1,922,415
2,000	5.000%, 7/01/35	7/26 at 100.00	BBB	2,322,200
1,570	5.000%, 7/01/36	7/26 at 100.00	BBB	1,817,055
1,260	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2010, 5.250%, 7/01/24	10/19 at 100.00	A	1,261,109
7,825	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/25	7/24 at 100.00	BBB	9,051,099
9,805	Maryland State, General Obligation Bonds, State and Local Facilities Loan, First Series 2016, 4.000%, 6/01/27	6/24 at 100.00	AAA	11,014,741
11,335	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2019A, 5.000%, 7/15/28	No Opt. Call	AAA	14,701,382
2,155	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 45 Series 2017C-3, 2.500%, 11/01/24	10/19 at 100.00	BB	2,155,927
1,805	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 70 Series 2017C-2, 3.000%, 11/01/25	5/20 at 100.00	BB	1,814,819
1,005	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 85 Series 2017C-1, 3.500%, 11/01/26	5/20 at 100.00	BB	1,012,487
74,585	Total Maryland			84,524,327
	Massachusetts – 1.0%
900	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 – NPFG Insured	No Opt. Call	Aa1	948,033
10,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Refunding Senior Lien Series 2004B, 5.250%, 7/01/20	No Opt. Call	AA	10,296,400
1,570	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Commonwealth Contract Assistance Secured, Series 2010B, 5.000%, 1/01/35	1/20 at 100.00	AA+	1,583,612
6,750	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Refunding Senior Lien Series 2010B, 5.000%, 1/01/37	1/20 at 100.00	A+	6,811,762
112

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
$ 835	5.000%, 7/01/26	7/24 at 100.00	BB	$929,038
680	5.000%, 7/01/27	7/24 at 100.00	BB	756,248
925	5.000%, 7/01/28	7/24 at 100.00	BB	1,026,343
960	5.000%, 7/01/29	7/24 at 100.00	BB	1,063,526
4,800	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017, 4.000%, 10/01/32, 144A	10/22 at 105.00	BB+	5,156,736
2,370	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.650%, 10/15/28	10/19 at 100.00	N/R	2,361,966
14,385	Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health Issue, Series 2019A, 5.000%, 6/01/39	6/29 at 100.00	BBB	17,390,314
1,530	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E, 3.375%, 7/01/36	7/26 at 100.00	BBB	1,565,282
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2:
2,255	5.000%, 7/01/33	7/28 at 100.00	A	2,791,059
1,085	5.000%, 7/01/38	7/28 at 100.00	A	1,319,816
	Massachusetts Development Finance Agency, Revenue Bonds, Simmons University Issue, Series 2018L:
1,080	5.000%, 10/01/30	10/28 at 100.00	BBB+	1,341,781
1,240	5.000%, 10/01/31	10/28 at 100.00	BBB+	1,529,354
1,765	5.000%, 10/01/32	10/28 at 100.00	BBB+	2,166,432
4,250	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%, 7/01/37	7/27 at 100.00	A-	4,476,610
4,125	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A, 4.000%, 7/01/37	1/29 at 100.00	BBB+	4,549,545
	Massachusetts Development Finance Authority, Revenue Bonds, Suffolk University, Series 2010:
915	4.500%, 7/01/21	7/20 at 100.00	Baa2	935,834
1,780	4.500%, 7/01/22	7/20 at 100.00	Baa2	1,819,356
1,705	4.625%, 7/01/23	7/20 at 100.00	Baa2	1,743,772
2,485	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2014-171, 3.850%, 12/01/34	6/24 at 100.00	AA+	2,492,604
6,540	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2014A, 5.000%, 6/01/44	6/24 at 100.00	AA+	7,390,788
74,930	Total Massachusetts			82,446,211
	Michigan – 1.2%
	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996B:
3,050	0.000%, 7/01/22	No Opt. Call	BB+	2,725,267
2,650	0.000%, 7/01/23	No Opt. Call	BB+	2,259,496
2,880	0.000%, 7/01/24	No Opt. Call	BB+	2,335,882
113

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$ 355	Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/30	7/26 at 100.00	AA-	$425,318
4,850	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C, 5.000%, 7/01/34	7/25 at 100.00	A	5,647,582
8,570	Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit Group, Refunding Series 2016E-1, 4.000%, 11/15/44 (Mandatory Put 8/15/24)	No Opt. Call	AA+	9,558,807
3,540	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/23	11/19 at 100.00	AA+	3,555,222
2,450	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2018A, 3.800%, 10/01/38	10/27 at 100.00	AA	2,637,793
4,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Fixed Rate Series 2018C, 3.650%, 12/01/39	6/28 at 100.00	AA+	4,271,800
5,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A, 5.000%, 10/15/28	10/21 at 100.00	Aa2	5,349,850
5,425	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-II-A, 5.000%, 10/15/28	10/21 at 100.00	Aa2	5,804,587
1,600	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/23	11/19 at 100.00	AA+	1,604,688
4,750	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Refunding Series 2013, 5.000%, 5/01/22	No Opt. Call	Aa1	5,168,047
	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D:
1,000	5.000%, 9/01/26	3/24 at 100.00	A+	1,150,600
2,000	5.000%, 9/01/27	3/24 at 100.00	A+	2,297,060
2,555	5.000%, 9/01/28	3/24 at 100.00	A+	2,930,815
3,770	5.000%, 9/01/29	3/24 at 100.00	A+	4,315,858
5,000	5.000%, 9/01/30	3/24 at 100.00	A+	5,709,600
2,270	5.000%, 9/01/31	3/24 at 100.00	A+	2,586,098
	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011:
4,885	5.000%, 5/01/20	No Opt. Call	Aa1	4,987,438
4,845	5.000%, 5/01/21	11/20 at 100.00	Aa1	5,043,112
3,845	5.000%, 5/01/22	11/20 at 100.00	Aa1	3,996,762
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Refunding Series 2015F:
3,750	5.000%, 12/01/32 (AMT)	12/25 at 100.00	A	4,381,575
5,295	5.000%, 12/01/33 (AMT)	12/25 at 100.00	A	6,176,565
5,000	5.000%, 12/01/34 (AMT)	12/25 at 100.00	A	5,819,350
93,335	Total Michigan			100,739,172
	Minnesota – 0.6%
1,710	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A, 5.000%, 2/01/27	2/20 at 100.00	AAA	1,730,469
114

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
$ 885	5.000%, 2/15/33	2/28 at 100.00	A-	$1,071,160
1,085	5.000%, 2/15/37	2/28 at 100.00	A-	1,299,266
8,390	4.250%, 2/15/43	2/28 at 100.00	A-	9,332,449
55	4.250%, 2/15/48	2/28 at 100.00	A-	60,647
3,775	Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various Purpose Series 2019, 2.000%, 12/01/27	12/25 at 100.00	AAA	3,850,424
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,590	5.000%, 1/01/25	1/24 at 100.00	A+	2,979,432
2,005	5.000%, 1/01/32	1/24 at 100.00	A+	2,272,708
3,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2015A, 5.000%, 8/01/22	No Opt. Call	AAA	3,313,620
8,790	Minnesota State, General Obligation Bonds, Various Purpose Series 2016A, 5.000%, 8/01/20	No Opt. Call	AAA	9,061,347
425	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 4.000%, 1/01/28	1/23 at 100.00	A-	453,938
1,150	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 5.000%, 7/01/33	7/23 at 100.00	A	1,259,963
2,060	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/23	No Opt. Call	AA-	2,312,886
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1:
525	5.000%, 11/15/24 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	527,289
490	5.000%, 11/15/24	11/19 at 100.00	AA-	492,107
6,580	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2018B, 3.500%, 2/01/39	2/27 at 100.00	AAA	6,897,880
200	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/21	10/19 at 100.00	N/R	200,690
43,715	Total Minnesota			47,116,275
	Mississippi – 0.5%
6,570	Mississippi Business Finance Corporation, Pollution Control Revenue, Mississippi Power, Series 2002, 3.200%, 9/01/28	3/24 at 100.00	A-	6,740,031
8,190	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 2.750%, 12/01/40 (Mandatory Put 12/09/21)	No Opt. Call	A-	8,316,617
13,545	Mississippi Business Finance Corporation, Revenue Bonds, System Energy Resources, Inc Project, Refunding Series 2019, 2.500%, 4/01/22	4/21 at 100.00	BBB+	13,576,831
8,870	Mississippi State, General Obligation Bonds, Series 2013B, 5.000%, 12/01/28 (Pre-refunded 12/01/23)	12/23 at 100.00	AA (5)	10,219,216
37,175	Total Mississippi			38,852,695
	Missouri – 0.7%
1,390	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	BBB-	1,596,888
115

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$ 1,100	Great Rivers Greenway Metropolitan Park & Recreation District, Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014, 3.000%, 12/30/24	12/23 at 100.00	A+	$1,167,782
1,000	Grundy County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Wright Memorial Hospital, Series 2009, 5.600%, 9/01/21	10/19 at 100.00	BBB-	1,002,620
	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B:
1,250	5.000%, 3/01/32 (AMT)	3/29 at 100.00	A	1,551,650
2,250	5.000%, 3/01/33 (AMT)	3/29 at 100.00	A	2,782,665
2,485	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019C, 5.000%, 3/01/33	3/29 at 100.00	A	3,133,535
10,305	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A, 2.900%, 9/01/33	7/27 at 102.00	A	10,555,515
10,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	10,243,500
15,060	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%, 9/01/33	6/27 at 102.00	A	15,231,835
1,465	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33	5/23 at 100.00	BBB	1,586,639
220	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2015B, 4.000%, 5/01/32	11/23 at 100.00	BBB	227,946
1,390	Missouri Health and Educational Facilities Authority, Revenue Bonds, AT Still University of Health Sciences, Series 2014, 4.250%, 10/01/32	10/23 at 100.00	A-	1,492,957
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2014A:
1,330	5.000%, 1/01/25	1/24 at 100.00	A2	1,523,422
2,525	5.000%, 1/01/26	1/24 at 100.00	A2	2,890,645
1,000	5.000%, 1/01/32	1/24 at 100.00	A2	1,133,470
4,150	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/23	No Opt. Call	A	4,619,240
1,155	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	BBB-	1,320,558
58,075	Total Missouri			62,060,867
	Montana – 0.5%
750	Bozeman, Montana, General Obligation Bonds, Series 2019, 2.375%, 7/01/38	7/29 at 100.00	Aa1	717,630
1,500	Cascade County High School District A Great Falls, Montana, General Obligation Bonds, School Buidling Series 2018, 5.000%, 7/01/38	7/28 at 100.00	A+	1,840,665
35,095	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2016, 2.000%, 8/01/23	No Opt. Call	A	35,665,645
1,000	Gallatin County School District 44 Belgrade, Montana, General Obligation Bonds, School Building Series 2019, 4.000%, 6/01/33	6/29 at 100.00	A+	1,166,460
550	Montana Facilities Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018, 3.250%, 6/01/32	6/28 at 100.00	A	588,362
116

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Montana (continued)
$ 2,500	Montana Facility Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Camposite Deal Series 2010B, 5.000%, 1/01/24	1/20 at 100.00	AA-	$ 2,522,875
41,395	Total Montana			42,501,637
	Nebraska – 1.3%
5,000	Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds, Series 2018A, 5.000%, 3/01/50 (Mandatory Put 1/01/24)	No Opt. Call	A	5,593,350
1,130	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.125%, 1/01/23	1/20 at 100.00	AA	1,139,775
9,350	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44	5/24 at 100.00	BBB+	10,324,177
665	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012, 4.000%, 6/15/23	6/22 at 100.00	AA-	715,114
370	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2015, 5.000%, 12/15/22	No Opt. Call	AA-	412,765
1,000	Lancaster County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.125%, 1/01/23	1/20 at 100.00	AA	1,008,650
5,910	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/32	11/21 at 100.00	A-	6,251,066
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018:
540	5.000%, 7/01/23	No Opt. Call	BBB	600,880
1,250	5.000%, 7/01/24	No Opt. Call	BBB	1,426,263
530	5.000%, 7/01/25	No Opt. Call	BBB	619,300
750	5.000%, 7/01/26	7/25 at 100.00	BBB	874,650
200	5.000%, 7/01/27	7/25 at 100.00	BBB	232,762
835	5.000%, 7/01/28	7/25 at 100.00	BBB	970,095
485	5.000%, 7/01/29	7/25 at 100.00	BBB	562,144
1,000	5.000%, 7/01/30	7/25 at 100.00	BBB	1,155,510
180	5.000%, 7/01/33	7/25 at 100.00	BBB	206,530
13,725	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2015C, 3.900%, 9/01/35	9/24 at 100.00	AA+	14,532,853
3,980	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2018C, 3.750%, 9/01/38	9/27 at 100.00	AA+	4,277,624
18,380	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019A, 3.600%, 9/01/44	3/28 at 100.00	AA+	19,410,750
	Nebraska Public Power District, General Revenue Bonds, Series 2012A:
1,485	5.000%, 1/01/23	1/22 at 100.00	A+	1,605,641
1,510	5.000%, 1/01/24	1/22 at 100.00	A+	1,630,921
950	5.000%, 1/01/25	1/22 at 100.00	A+	1,024,756
645	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Series 2014, 5.000%, 12/01/22	No Opt. Call	Aa2	719,310
8,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/32	7/26 at 100.00	A2	9,498,320
117

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
	Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Refunding Series 2019:
$ 1,020	5.000%, 6/15/26	No Opt. Call	AA-	$1,246,868
1,270	5.000%, 6/15/27	No Opt. Call	AA-	1,588,110
1,360	5.000%, 6/15/28	No Opt. Call	AA-	1,733,755
1,460	5.000%, 6/15/29	No Opt. Call	AA-	1,893,912
1,760	4.000%, 6/15/33	6/29 at 100.00	AA-	2,057,194
	Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A:
3,660	5.250%, 2/01/28	2/27 at 100.00	BBB	4,228,764
1,355	5.250%, 2/01/29	2/27 at 100.00	BBB	1,565,824
6,000	Southeast Community College Area, Nebraska, Certificates of Participation, Series 2018, 3.375%, 12/15/37	6/28 at 100.00	Aa1	6,339,720
95,755	Total Nebraska			105,447,353
	Nevada – 1.3%
	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
2,000	5.000%, 7/01/22 (AMT)	No Opt. Call	A+	2,188,240
1,050	5.000%, 7/01/23 (AMT)	1/23 at 100.00	A+	1,165,899
1,905	5.000%, 7/01/24 (AMT)	1/23 at 100.00	A+	2,114,626
8,220	Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien Notes Series 2018A, 5.000%, 7/01/21	No Opt. Call	A+	8,745,011
21,050	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	21,267,657
5,275	Clark County, Nevada, General Obligation Bonds, Refunding Flood Control Series 2014, 4.000%, 11/01/33	11/24 at 100.00	AA+	5,822,017
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,750	4.000%, 9/01/32	9/26 at 100.00	N/R	1,802,203
2,275	4.000%, 9/01/35	9/26 at 100.00	N/R	2,322,866
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C:
1,550	5.000%, 6/01/23	6/21 at 100.00	AA+	1,645,527
1,000	5.000%, 6/01/24	6/21 at 100.00	AA+	1,061,290
12,450	5.000%, 6/01/25	6/21 at 100.00	AA+	13,213,060
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B:
2,125	5.000%, 6/01/24	6/22 at 100.00	AA+	2,331,954
1,545	5.000%, 6/01/25	6/22 at 100.00	AA+	1,695,468
2,000	5.000%, 6/01/26	6/22 at 100.00	AA+	2,192,560
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
50	4.000%, 6/01/20	No Opt. Call	N/R	50,562
325	5.000%, 6/01/22	No Opt. Call	N/R	345,807
118

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$ 4,695	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2012B, 5.000%, 8/01/22	No Opt. Call	AA+	$5,183,045
11,150	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2013D-1, 5.000%, 3/01/22	No Opt. Call	AA+	12,141,346
12,065	Washoe County, Nevada, Gas and Water Facilities Revenue Bonds, Sierra Pacific Power Company, Refunding Series 2016B, 3.000%, 3/01/36 (Mandatory Put 6/01/22)	No Opt. Call	A+	12,522,987
	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011:
3,265	5.000%, 7/01/22	7/21 at 100.00	AA	3,474,548
4,710	5.000%, 7/01/23	7/21 at 100.00	AA	5,011,440
100,455	Total Nevada			106,298,113
	New Hampshire – 0.2%
895	Business Finance Authority of the State of New Hampshire, Water Facility Revenue Bonds, Pennichuck Water Works, Inc Project ,Series 2015A, 4.250%, 1/01/36 (AMT)	1/26 at 100.00	A+	962,116
12,370	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds, United Illuminating Company, Refunding Series 2003A, 2.800%, 10/01/33 (Mandatory Put 10/02/23)	No Opt. Call	A	12,943,844
1,840	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Series 2016, 5.000%, 10/01/38	10/26 at 100.00	A-	2,139,166
845	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Southern New Hampshire Medical Center, Series 2016, 3.500%, 10/01/34	10/26 at 100.00	A-	893,892
15,950	Total New Hampshire			16,939,018
	New Jersey – 4.9%
	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
2,500	5.000%, 2/15/30	2/24 at 100.00	BBB+	2,815,800
1,045	5.000%, 2/15/34	2/24 at 100.00	BBB+	1,166,502
8,535	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT)	No Opt. Call	BBB-	9,302,979
1,585	Gloucester Township, New Jersey, General Obligation Bonds, Series 2019, 2.250%, 2/01/29 – BAM Insured	No Opt. Call	AA	1,592,988
119

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
$ 5,905	5.000%, 6/15/20	No Opt. Call	BBB+	$6,041,228
13,995	5.000%, 6/15/21	No Opt. Call	BBB+	14,755,908
2,465	5.000%, 6/15/22	No Opt. Call	BBB+	2,671,444
1,100	5.000%, 6/15/22	No Opt. Call	AA	1,195,172
7,180	5.000%, 6/15/23	6/22 at 100.00	BBB+	7,763,662
2,990	5.000%, 6/15/24	6/22 at 100.00	BBB+	3,226,419
7,615	5.000%, 6/15/25	6/22 at 100.00	BBB+	8,200,137
5,000	5.000%, 6/15/26	6/22 at 100.00	BBB+	5,376,250
950	4.250%, 6/15/27	6/22 at 100.00	BBB+	1,000,578
4,625	5.000%, 6/15/28	6/22 at 100.00	BBB+	4,961,099
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
1,350	5.000%, 1/01/28 (AMT)	1/24 at 100.00	BBB	1,527,134
2,215	5.000%, 1/01/31 – AGM Insured (AMT)	1/24 at 100.00	AA	2,487,844
7,800	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BBB+	8,008,338
25,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/27	6/25 at 100.00	A-	28,574,750
6,000	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/47 (AMT)	10/27 at 100.00	Ba1	6,881,940
325	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C, 3.000%, 7/01/41	7/26 at 100.00	A-	331,559
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA-	2,291,540
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016, 5.000%, 7/01/35	7/26 at 100.00	BBB-	1,157,730
2,255	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2016-1A, 2.750%, 12/01/27 (AMT)	12/25 at 100.00	Aaa	2,296,312
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A:
4,445	3.500%, 12/01/29 (AMT)	12/26 at 100.00	Aaa	4,812,201
11,705	3.750%, 12/01/31 (AMT)	12/26 at 100.00	Aaa	12,720,643
11,975	4.000%, 12/01/32 (AMT)	12/26 at 100.00	Aaa	13,208,545
5,000	3.750%, 12/01/33 (AMT)	12/26 at 100.00	Aaa	5,395,500
960	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018A, 3.750%, 10/01/35	10/27 at 100.00	AA	1,032,893
120

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
$ 6,145	5.000%, 6/15/24	No Opt. Call	A+	$7,042,662
8,375	5.000%, 6/15/29	6/26 at 100.00	A+	9,880,657
9,395	5.000%, 6/15/30	6/26 at 100.00	A+	11,039,031
10,530	5.000%, 6/15/31	6/26 at 100.00	A+	12,330,103
1,440	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	A-	1,027,555
5,240	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003B, 5.250%, 12/15/19	No Opt. Call	A-	5,277,833
10,705	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	A-	12,092,261
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B:
7,845	5.500%, 6/15/31	6/21 at 100.00	A-	8,321,348
9,735	5.250%, 6/15/36	6/21 at 100.00	A-	10,271,398
1,065	5.000%, 6/15/42	6/21 at 100.00	A-	1,115,566
2,840	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	A-	3,019,460
14,025	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/22	No Opt. Call	A-	15,254,011
20,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013A, 5.000%, 6/15/20	No Opt. Call	A-	20,670,458
830	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA, 5.000%, 6/15/36	6/23 at 100.00	A-	902,824
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
1,810	5.250%, 6/15/33	6/25 at 100.00	A-	2,077,120
1,850	5.250%, 6/15/34	6/25 at 100.00	A-	2,118,953
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A:
2,000	5.000%, 12/15/23	No Opt. Call	A-	2,259,180
4,920	4.250%, 12/15/38	12/28 at 100.00	A-	5,315,322
13,445	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 3.750%, 6/15/33	12/28 at 100.00	A-	14,294,993
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB:
6,115	5.000%, 6/15/33 (WI/DD, Settling 10/03/19)	12/28 at 100.00	A-	7,237,408
10,000	5.000%, 6/15/34 (WI/DD, Settling 10/03/19)	12/28 at 100.00	A-	11,783,600
4,000	5.000%, 6/15/35 (WI/DD, Settling 10/03/19)	12/28 at 100.00	A-	4,695,960
1,525	3.500%, 6/15/46 (DD1, Settling 10/03/19)	12/28 at 100.00	A-	1,474,675
5,430	Ocean City, New Jersey, General Obligation Bonds, General Improvement Series 2019, 2.250%, 9/15/33 (WI/DD, Settling 10/10/19)	9/26 at 100.00	AA	5,310,703
121

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 5,615	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	BBB	$6,074,139
	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2012Q:
4,505	3.000%, 1/01/20	No Opt. Call	Baa1	4,515,587
2,950	3.000%, 1/01/21	No Opt. Call	Baa1	2,983,541
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
4,600	5.000%, 6/01/28	No Opt. Call	A-	5,700,918
20	5.000%, 6/01/29	6/28 at 100.00	A-	24,652
3,085	5.000%, 6/01/30	6/28 at 100.00	A-	3,778,169
6,560	5.000%, 6/01/31	6/28 at 100.00	A-	7,986,341
6,000	5.000%, 6/01/35	6/28 at 100.00	A-	7,178,280
11,265	4.000%, 6/01/37	6/28 at 100.00	A-	12,154,146
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B:
19,740	3.200%, 6/01/27	No Opt. Call	BBB+	20,189,875
2,770	5.000%, 6/01/46	6/28 at 100.00	BBB	3,056,279
2,555	Toms River Board of Education, Ocean County, New Jersey, General Obligation Bonds, Refunding Regional Schools Series 2019, 2.000%, 7/15/26	No Opt. Call	AA-	2,574,239
376,650	Total New Jersey			411,826,342
	New Mexico – 0.3%
1,800	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2018B, 3.750%, 7/01/38	7/27 at 100.00	Aaa	1,926,198
5,250	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2018C, 3.750%, 7/01/38	1/28 at 100.00	Aaa	5,639,288
2,745	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019D, 3.000%, 7/01/39	1/29 at 100.00	Aaa	2,823,342
9,350	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding & Aquisition Sub-Series 2019A, 5.000%, 11/01/39 (Mandatory Put 5/01/25)	No Opt. Call	Aa2	10,905,746
19,145	Total New Mexico			21,294,574
	New York – 5.4%
	Albany County, New York, General Obligation Bonds, Refunding Forward Delivery Series 2019C:
2,225	5.000%, 11/01/21 (WI/DD, Settling 8/03/20)	No Opt. Call	AA	2,319,829
1,915	5.000%, 11/01/22 (WI/DD, Settling 8/03/20)	No Opt. Call	AA	2,060,502
1,515	5.000%, 11/01/23 (WI/DD, Settling 8/03/20)	No Opt. Call	AA	1,679,544
1,595	5.000%, 11/01/24 (WI/DD, Settling 8/03/20)	No Opt. Call	AA	1,817,774
3,775	Albany County, New York, General Obligation Bonds, Various Purposes Series 2019A, 2.250%, 9/15/36	9/27 at 100.00	AA	3,629,134
4,060	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (5)	4,114,810
122

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Refunding Series 2014:
$ 300	5.000%, 1/01/24	No Opt. Call	A+	$344,169
500	5.000%, 1/01/25	No Opt. Call	A+	588,645
5,130	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 2009, 5.000%, 7/01/24	10/19 at 100.00	Baa2	5,144,672
4,000	Dormitory Authority of the State of New York, Revenue Bonds, Northwell Healthcare Inc, Series 2019B-3, 5.000%, 5/01/48 (Mandatory Put 5/01/26)	11/25 at 100.00	A-	4,760,800
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
1,900	5.000%, 12/01/25, 144A	No Opt. Call	BBB-	2,235,217
1,400	5.000%, 12/01/27, 144A	6/27 at 100.00	BBB-	1,690,668
1,300	5.000%, 12/01/29, 144A	6/27 at 100.00	BBB-	1,560,988
1,500	5.000%, 12/01/32, 144A	6/27 at 100.00	BBB-	1,782,510
7,050	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.500%, 7/01/20 – FGIC Insured	No Opt. Call	AA	7,273,062
	Dormitory Authority of the State of New York, State University Educational Facilities Revenue Bonds, Third General Resolution, Series 2012A:
10,055	5.000%, 5/15/24	5/22 at 100.00	AA	11,034,659
9,285	5.000%, 5/15/25	5/22 at 100.00	AA	10,189,638
2,000	Haverstraw Stony Point Central School District, Rockland and Orange Counties, New York, General Obligation Bonds, Refunding Series 2019, 3.000%, 10/15/26	No Opt. Call	Aa3	2,208,420
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
110	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	105,430
1,055	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	991,236
1,235	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A	1,365,836
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018B-1, Subseries A-J:
11,000	5.000%, 5/15/20	No Opt. Call	N/R	11,240,460
8,160	5.000%, 5/15/20	No Opt. Call	N/R	8,338,378
12,115	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018B-2, Subseries A-E, 5.000%, 5/15/21	No Opt. Call	N/R	12,790,654
14,395	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018C Subseries 2018C-2, 5.000%, 9/01/21	No Opt. Call	N/R	15,341,903
15,630	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019A, 4.000%, 2/03/20	No Opt. Call	N/R	15,766,606
39,750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22	No Opt. Call	N/R	43,224,547
40,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22	No Opt. Call	N/R	43,820,000
10,360	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/30	11/22 at 100.00	AA-	11,409,157
123

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
$ 1,500	5.000%, 7/01/28	7/24 at 100.00	A-	$1,710,450
1,000	5.000%, 7/01/29	7/24 at 100.00	A-	1,138,530
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
655	5.000%, 7/01/30	7/24 at 100.00	A-	741,584
2,455	5.000%, 7/01/32	7/24 at 100.00	A-	2,751,539
20,000	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/20	No Opt. Call	Aa1	20,620,800
	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2018I:
900	3.625%, 11/01/33	11/27 at 100.00	Aa2	970,803
2,000	3.875%, 11/01/38	11/27 at 100.00	Aa2	2,162,100
5,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2019D, 2.050%, 5/01/23	1/21 at 100.00	Aa2	5,536,630
10,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2019C, 3.850%, 11/01/39	5/28 at 100.00	Aa2	10,827,700
2,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2019E, 2.125%, 11/01/23	8/21 at 100.00	Aa2	2,524,300
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
2,000	5.000%, 1/01/34 (AMT)	1/28 at 100.00	Baa3	2,395,400
15,510	4.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa3	16,958,789
	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, LP Project, Series 2015:
2,005	5.000%, 1/01/22 (AMT)	No Opt. Call	A-	2,145,250
2,065	5.000%, 1/01/23 (AMT)	No Opt. Call	A-	2,268,774
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
1,440	5.000%, 7/01/30 (AMT)	7/24 at 100.00	BBB	1,631,059
2,045	4.000%, 7/01/32 (AMT)	7/24 at 100.00	BBB	2,180,624
8,075	4.000%, 7/01/33 (AMT)	7/24 at 100.00	BBB	8,598,502
9,565	5.000%, 7/01/34 (AMT)	7/24 at 100.00	BBB	10,751,921
12,605	5.000%, 7/01/41 (AMT)	7/24 at 100.00	BBB	14,018,273
49,965	5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	55,342,233
10,030	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/25	12/23 at 100.00	AA-	11,558,070
795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eigth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB+	836,356
124

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
$ 2,435	5.000%, 7/01/28	7/24 at 100.00	A-	$2,776,630
2,695	5.000%, 7/01/29	7/24 at 100.00	A-	3,067,018
4,200	5.000%, 7/01/30	7/24 at 100.00	A-	4,755,198
2,100	5.000%, 7/01/31	7/24 at 100.00	A-	2,364,516
1,335	5.000%, 7/01/32	7/24 at 100.00	A-	1,496,255
3,080	5.000%, 7/01/33	7/24 at 100.00	A-	3,445,812
20,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015, 5.000%, 12/15/34	12/25 at 100.00	AAA	24,172,600
411,770	Total New York			448,576,964
	North Carolina – 0.7%
610	North Carolina Captial Facilities Finance Agency, Revenue Bonds, The Methodist Univerity, Series 2012, 3.750%, 3/01/24	3/22 at 100.00	BBB-	623,139
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012B:
5,020	5.000%, 1/01/20 (ETM)	No Opt. Call	AAA (5)	5,065,933
10,040	5.000%, 1/01/21 (ETM)	No Opt. Call	AAA (5)	10,501,740
4,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2019-42, 2.625%, 7/01/39	7/28 at 100.00	AA+	3,942,360
11,600	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2015C, 5.000%, 1/01/29	1/26 at 100.00	A	13,977,304
29,460	North Carolina State, General Obligation Bonds, Connect NC Public Improvement Series 2019B, 2.125%, 6/01/36	6/29 at 100.00	AAA	28,228,277
60,730	Total North Carolina			62,338,753
	North Dakota – 0.9%
	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
120	5.000%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	127,493
1,240	5.000%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,317,426
2,835	5.000%, 7/01/27 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	3,012,017
1,485	5.000%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,577,723
1,000	5.000%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,062,440
2,955	5.000%, 7/01/35 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	3,139,510
2,755	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	A+	3,030,528
25,350	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 5.000%, 12/01/35	12/21 at 100.00	A-	26,855,536
4,900	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2019C, 3.200%, 7/01/39	7/28 at 100.00	Aa1	5,051,116
125

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota (continued)
	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C:
$ 3,065	5.000%, 6/01/28	No Opt. Call	BBB-	$3,676,314
3,000	5.000%, 6/01/29	6/28 at 100.00	BBB-	3,584,250
1,245	5.000%, 6/01/31	6/28 at 100.00	BBB-	1,469,461
3,480	5.000%, 6/01/34	6/28 at 100.00	BBB-	4,057,541
13,280	5.000%, 6/01/38	6/28 at 100.00	BBB-	15,252,877
66,710	Total North Dakota			73,214,232
	Ohio – 4.2%
1,900	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A, 5.000%, 5/01/33	5/22 at 100.00	AA-	2,050,651
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
57,935	5.125%, 6/01/24	10/19 at 100.00	B-	57,935,579
3,255	5.375%, 6/01/24	10/19 at 100.00	B-	3,255,260
14,510	5.875%, 6/01/30	10/19 at 100.00	B-	14,544,679
19,615	5.750%, 6/01/34	10/19 at 100.00	B-	19,644,030
5,450	Cincinnati, Ohio, General Obligation Bonds, Various Purpose, Refunding & Improvement Series 2016A, 4.000%, 12/01/19	No Opt. Call	AA	5,474,361
	Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series 2016A:
1,525	5.000%, 1/01/28 – AGM Insured	1/25 at 100.00	AA	1,785,760
2,230	5.000%, 1/01/29 – AGM Insured	1/25 at 100.00	AA	2,606,959
2,000	5.000%, 1/01/30 – AGM Insured	1/25 at 100.00	AA	2,332,100
1,800	5.000%, 1/01/31 – AGM Insured	1/25 at 100.00	AA	2,092,788
	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,700	5.000%, 12/01/22 (Pre-refunded 12/01/19)	12/19 at 100.00	AA+ (5)	1,710,455
1,780	5.000%, 12/01/23 (Pre-refunded 12/01/19)	12/19 at 100.00	AA+ (5)	1,790,947
18,635	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2018A, 5.000%, 4/01/32	10/28 at 100.00	AAA	23,874,789
6,000	Franklin County, Ohio, Revenue Bonds, CHE Trinity Health Credit Group, Series 2013, 1.250%, 12/01/46 (Mandatory Put 2/03/20)	No Opt. Call	AA-	5,999,160
470	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc, Refunding Series 2008C, 5.500%, 8/15/24	10/19 at 100.00	A-	471,584
3,300	Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds, Series 2019, 5.000%, 8/01/49 (Mandatory Put 2/01/25)	1/25 at 100.68	Aa2	3,831,894
7,450	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	8,127,950
	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
870	4.000%, 10/01/19	No Opt. Call	Aa3	870,000
1,150	4.000%, 10/01/20	No Opt. Call	Aa3	1,181,016
1,205	5.000%, 10/01/21	No Opt. Call	Aa3	1,293,857
965	5.000%, 10/01/22	No Opt. Call	Aa3	1,066,605
126

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 2,940	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (8)	No Opt. Call	N/R	$2,432,850
1,400	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (8)	No Opt. Call	N/R	1,158,500
11,630	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/18 (8)	No Opt. Call	N/R	12,444,100
28,740	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (8)	No Opt. Call	N/R	23,782,350
915	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (8)	No Opt. Call	N/R	757,163
3,610	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33 (Mandatory Put 6/01/20) (8)	No Opt. Call	N/R	2,987,275
250	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory Put 5/01/20) (AMT) (8)	No Opt. Call	N/R	206,875
1,020	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (8)	No Opt. Call	N/R	1,099,050
10,140	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Company Project, Refunding Series 2007A, 2.500%, 8/01/40 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	10,218,281
13,610	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Company Project, Refunding Series 2007B, 2.500%, 11/01/42 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	13,715,886
7,140	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Company Project, Refunding Series 2014B, 2.600%, 6/01/41 (Mandatory Put 10/01/29) (AMT)	10/24 at 100.00	BBB+	7,173,915
735	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, 144A (AMT)	No Opt. Call	N/R	797,622
3,900	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019B, 3.000%, 9/01/39	9/28 at 100.00	Aaa	3,996,837
7,510	Ohio State, General Obligation Bonds, Highway Capital Improvement Series 2012Q, 5.000%, 5/01/21	No Opt. Call	AAA	7,952,940
7,000	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011B, 4.000%, 9/15/21	No Opt. Call	AA+	7,371,560
8,760	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Refunding Series 2016A, 5.000%, 1/15/41	1/26 at 100.00	A	10,127,436
8,500	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory Put 7/01/21) (8)	No Opt. Call	N/R	7,033,750
3,855	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19 (8)	No Opt. Call	N/R	3,190,012
127

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 2,355	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (8)	No Opt. Call	N/R	$1,948,763
8,645	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33 (Mandatory Put 7/01/20) (8)	No Opt. Call	N/R	7,153,737
1,945	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33 (8)	No Opt. Call	N/R	1,609,488
36,020	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, Series 2019, 5.000%, 12/01/29	9/29 at 100.00	AAA	47,496,332
12,010	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2014, 5.000%, 6/01/21	No Opt. Call	AAA	12,755,341
2,470	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	2,632,995
338,845	Total Ohio			351,983,482
	Oklahoma – 1.7%
	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
2,290	4.500%, 9/01/21	No Opt. Call	AA-	2,425,820
1,415	4.000%, 9/01/23	9/21 at 100.00	AA-	1,481,972
2,050	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Yukon Public Schools Project, Series 2019, 5.000%, 12/01/20	No Opt. Call	N/R	2,122,283
	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016:
2,940	5.000%, 6/01/21	No Opt. Call	A+	3,115,930
7,545	5.000%, 6/01/22	No Opt. Call	A+	8,252,721
3,080	5.000%, 6/01/23	No Opt. Call	A+	3,467,680
	Comanche County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A:
1,470	5.000%, 12/01/28	12/27 at 100.00	A	1,814,171
1,410	5.000%, 12/01/31	12/27 at 100.00	A	1,716,111
	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A:
3,165	5.000%, 9/01/30	9/26 at 100.00	A	3,806,356
3,145	5.000%, 9/01/31	9/26 at 100.00	A	3,769,157
3,150	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018, 3.625%, 9/01/36	9/28 at 100.00	A-	3,381,934
	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Amber-Pocasset Public Schools Project, Series 2019:
1,365	4.000%, 9/01/32	9/29 at 100.00	A	1,574,063
1,485	4.000%, 9/01/34	9/29 at 100.00	A	1,688,297
1,000	4.000%, 9/01/36	9/29 at 100.00	A	1,130,010
128

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Tuttle Public Schools Project, Series 2019:
$ 865	4.000%, 9/01/31	9/29 at 100.00	A+	$1,015,553
1,870	4.000%, 9/01/32	9/29 at 100.00	A+	2,170,827
1,315	4.000%, 9/01/33	9/29 at 100.00	A+	1,518,996
875	4.000%, 9/01/34	9/29 at 100.00	A+	1,008,945
	Lincoln County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Stroud Public Schools Project, Series 2016:
1,000	5.000%, 9/01/20	No Opt. Call	A	1,032,660
2,115	5.000%, 9/01/22	No Opt. Call	A	2,312,541
1,000	5.000%, 9/01/23	No Opt. Call	A	1,121,930
1,870	5.000%, 9/01/24	No Opt. Call	A	2,152,838
2,490	5.000%, 9/01/26	No Opt. Call	A	3,006,899
	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Purcell Public Schools Project, Series 2018:
1,280	5.000%, 9/01/30	9/28 at 100.00	A	1,592,960
1,565	5.000%, 9/01/34	9/28 at 100.00	A	1,916,906
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
6,045	5.000%, 8/15/33	8/28 at 100.00	Baa3	7,280,598
16,530	5.000%, 8/15/38	8/28 at 100.00	Baa3	19,606,729
2,335	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2019A, 3.000%, 9/01/39	3/28 at 100.00	Aaa	2,379,482
	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
750	5.000%, 9/01/22	No Opt. Call	A-	817,815
500	3.000%, 9/01/23	No Opt. Call	A-	520,035
600	5.000%, 9/01/24	No Opt. Call	A-	689,226
1,505	5.000%, 9/01/25	No Opt. Call	A-	1,770,903
3,210	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A, 5.625%, 6/01/38 (AMT)	6/23 at 100.00	AA	3,610,704
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016:
3,525	5.000%, 9/01/25	9/23 at 100.00	AA-	3,996,257
10,675	5.000%, 9/01/26	9/23 at 100.00	AA-	12,084,740
1,615	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2019A, 5.000%, 9/01/29	No Opt. Call	AA-	2,101,050
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015:
6,150	5.000%, 9/01/25	No Opt. Call	AA-	7,385,473
7,985	5.000%, 9/01/26	9/25 at 100.00	AA-	9,553,973
129

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease Revenue Bonds, Weatherford Public Schools Project, Series 2019:
$ 2,000	5.000%, 3/01/29	No Opt. Call	A-	$2,513,640
1,695	5.000%, 3/01/31	3/29 at 100.00	A-	2,107,648
2,500	5.000%, 3/01/33	3/29 at 100.00	A-	3,082,300
119,375	Total Oklahoma			138,098,133
	Oregon – 0.8%
1,750	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A, 0.000%, 6/15/38	6/28 at 100.00	AA+	2,100,753
1,190	Clackamas Community College District, Oregon, General Obligation Bonds, Deferred Interest Series 2017A, 0.000%, 6/15/40 (7)	6/27 at 100.00	Aa1	1,388,397
4,145	Clackamas Community College District, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/20 – FGIC Insured	No Opt. Call	Aa1	4,253,640
	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2018A:
1,665	0.000%, 6/15/34	6/28 at 79.31	AA+	1,063,985
1,500	0.000%, 6/15/35	6/28 at 75.58	AA+	904,095
1,000	0.000%, 6/15/37	6/28 at 69.16	AA+	548,060
2,050	0.000%, 6/15/39	6/28 at 63.17	AA+	1,018,502
2,750	Multnomah-Clackamas Counties School District 10JT Greham-Barlow, Oregon, General Obligation Bonds, Deferred interest Series 2019A, 0.000%, 6/15/38	6/29 at 72.47	Aa1	1,532,245
3,455	Oregon Housing and Community Services Department, Mortgage Revenue Bonds, Single-Family Mortgage Program, Series 2017D, 3.450%, 1/01/38	1/27 at 100.00	Aa2	3,584,390
5,740	Oregon Housing and Community Services Department, Mortgage Revenue Bonds, Single-Family Mortgage Program, Series 2018C, 3.900%, 7/01/38	7/27 at 100.00	Aa2	6,152,419
7,670	Oregon Housing and Community Services Department, Mortgage Revenue Bonds, Single-Family Mortgage Program, Series 2019A, 2.650%, 7/01/39	7/28 at 100.00	Aa2	7,553,953
15,995	Oregon State Business Development Commission, Recovery Zone Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%, 12/01/40 (Mandatory Put 8/14/23)	No Opt. Call	A+	16,502,361
11,120	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38	11/23 at 100.00	AAA	12,534,019
	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Refunding Series 2016A:
3,425	5.000%, 5/15/32	5/26 at 100.00	AA-	4,058,282
1,925	5.000%, 5/15/33	5/26 at 100.00	AA-	2,273,829
65,380	Total Oregon			65,468,930
130

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania – 5.0%
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A:
$ 1,000	5.000%, 4/01/36	4/28 at 100.00	A	$1,203,400
10,000	4.000%, 4/01/37	4/28 at 100.00	A	11,037,600
6,000	4.000%, 4/01/38	4/28 at 100.00	A	6,592,920
1,075	4.000%, 4/01/44	4/28 at 100.00	A	1,158,474
	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012:
1,000	5.000%, 12/01/25	12/22 at 100.00	AA-	1,111,580
4,000	5.000%, 12/01/37	12/22 at 100.00	AA-	4,409,920
1,525	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/28, 144A	No Opt. Call	Ba3	1,802,535
1,200	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41 (Mandatory Put 6/01/20) (8)	No Opt. Call	N/R	993,000
2,880	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory Put 6/01/20) (8)	No Opt. Call	N/R	2,383,200
7,770	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (8)	No Opt. Call	N/R	6,429,675
8,740	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017, 4.000%, 11/01/39	11/27 at 100.00	A	9,493,738
1,000	Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018, 5.000%, 7/15/27	No Opt. Call	A+	1,245,240
	Commonwealth Financing Authority, Pennslyvania, Revenue Bonds, Refunding Forward Delivery Series 2020A:
2,000	5.000%, 6/01/28 (WI/DD, Settling 3/03/20)	No Opt. Call	A1	2,472,300
1,750	5.000%, 6/01/29 (WI/DD, Settling 3/03/20)	No Opt. Call	A1	2,201,640
1,750	5.000%, 6/01/30 (WI/DD, Settling 3/03/20)	No Opt. Call	A1	2,230,988
41,980	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 – AGM Insured	6/28 at 100.00	AA	46,590,663
	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann University, Series 2010:
1,000	5.000%, 10/01/21	10/20 at 100.00	BBB	1,030,500
1,050	5.000%, 10/01/25	10/20 at 100.00	BBB	1,088,315
	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A:
410	5.000%, 6/01/22	No Opt. Call	Ba2	434,071
790	5.000%, 6/01/24	6/23 at 100.00	Ba2	850,103
520	5.000%, 6/01/25	6/23 at 100.00	Ba2	558,600
370	5.125%, 6/01/26	6/23 at 100.00	Ba2	398,560
460	5.375%, 6/01/28	6/23 at 100.00	Ba2	498,079
12,575	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A, 1.800%, 9/01/29 (Mandatory Put 9/01/22)	No Opt. Call	A1	12,610,461
131

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 10,520	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B, 1.800%, 2/15/27 (Mandatory Put 8/15/22)	No Opt. Call	A1	$10,599,321
3,140	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.750%, 12/15/27 (Pre-refunded 12/15/19)	12/19 at 100.00	N/R (5)	3,179,909
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, AICUP Financing Program, Gwynedd Mercy University, Series 2017V-1B:
1,000	4.000%, 5/01/36 (Mandatory Put 5/01/22)	No Opt. Call	BBB	1,050,590
1,100	4.000%, 5/01/36 (Mandatory Put 5/01/23)	No Opt. Call	BBB	1,172,545
5,900	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1996A, 2.600%, 3/01/34 (Mandatory Put 9/01/20)	No Opt. Call	BBB+	5,962,953
8,285	North Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2019, 4.000%, 5/01/44	5/29 at 100.00	AA	9,344,651
4,055	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (Mandatory Put 7/01/20) (8)	No Opt. Call	N/R	3,355,512
3,455	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (8)	No Opt. Call	N/R	2,859,012
	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series 2013B:
1,975	5.500%, 1/01/25	1/24 at 100.00	AA	2,285,964
2,265	5.500%, 1/01/26	1/24 at 100.00	AA	2,620,220
2,260	5.500%, 1/01/27	1/24 at 100.00	AA	2,611,679
	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C:
500	5.500%, 1/01/25 – AGM Insured	1/24 at 100.00	AA	578,725
1,110	5.500%, 1/01/26 – AGM Insured	1/24 at 100.00	AA	1,284,081
2,505	5.500%, 1/01/28 – AGM Insured	1/24 at 100.00	AA	2,890,044
2,050	5.500%, 1/01/29 – AGM Insured	1/24 at 100.00	AA	2,361,887
1,255	5.500%, 1/01/31 – AGM Insured	1/24 at 100.00	AA	1,439,460
2,375	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2004, 2.125%, 11/01/21	No Opt. Call	A-	2,400,246
10,500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2017A, 1.700%, 8/01/37 (Mandatory Put 8/03/20) (AMT)	No Opt. Call	A-	10,509,765
1,670	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges & Universities of Pennsylvania Financing Program, York College Project, Series 2014T-2, 2.050%, 5/01/30 (Mandatory Put 5/01/20)	No Opt. Call	A-	1,672,004
19,870	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120, 3.100%, 10/01/36	10/25 at 100.00	AA+	20,448,217
8,950	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-121, 3.100%, 10/01/36	10/25 at 100.00	AA+	9,210,445
132

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 15,300	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A, 3.700%, 10/01/37 (AMT)	4/27 at 100.00	AA+	$16,208,820
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-128B:
6,585	3.500%, 10/01/34	10/27 at 100.00	AA+	7,059,383
3,000	3.850%, 4/01/38	10/27 at 100.00	AA+	3,237,420
7,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-130A, 2.700%, 10/01/39	10/28 at 100.00	AA+	6,906,830
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Series 2014A:
2,095	0.000%, 12/01/34 (7)	12/26 at 100.00	AA-	2,185,797
5,000	0.000%, 12/01/37 (7)	12/26 at 100.00	AA-	5,225,800
16,080	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A	21,026,530
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Series 2019 Forward Delivery:
4,615	5.000%, 12/01/24	No Opt. Call	A1	5,438,547
5,000	5.000%, 12/01/25	No Opt. Call	A1	6,023,900
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2:
5,905	5.000%, 6/01/25	No Opt. Call	A3	6,963,117
2,830	5.000%, 6/01/29	6/26 at 100.00	A3	3,371,351
22,145	5.000%, 6/01/35	6/26 at 100.00	A3	25,959,476
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2017:
2,500	5.000%, 12/01/29	12/27 at 100.00	A3	3,071,800
3,190	5.000%, 12/01/31	12/27 at 100.00	A3	3,887,876
5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016A, 5.000%, 12/01/36	12/26 at 100.00	A3	5,900,600
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Third Series 2017:
3,495	5.000%, 12/01/31	12/27 at 100.00	A3	4,259,601
2,250	5.000%, 12/01/32	12/27 at 100.00	A3	2,734,402
2,000	4.000%, 12/01/36	12/27 at 100.00	A3	2,210,600
12,005	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/24	No Opt. Call	A+	14,147,292
1,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016A-1, 5.000%, 12/01/28	6/26 at 100.00	A1	1,212,590
3,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2017A-1, 5.000%, 12/01/36	12/27 at 100.00	A1	3,656,550
7,445	Philadelphia Authority For Industrial Development, Pennsylvania, City Agreement Revenue Bonds, Cultural and Commercial Corridors Program, Refunding Series 2016A, 5.000%, 12/01/29	12/25 at 100.00	A	8,821,804
133

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 3,025	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/30 (Pre-refunded 8/01/20)	8/20 at 100.00	A (5)	$3,117,867
	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B:
3,100	5.000%, 7/01/20 (AMT)	No Opt. Call	A	3,179,298
1,250	5.000%, 7/01/21 (AMT)	No Opt. Call	A	1,322,463
2,650	Quakertown General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Pennsylvania, Series 2017A, 3.125%, 7/01/21	10/19 at 100.00	N/R	2,649,709
9,745	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 2.210%, 12/01/24 (3-Month LIBOR *67% reference rate + 0.78% spread) (4)	10/19 at 100.00	AA-	9,769,557
4,585	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/26	5/24 at 100.00	BB+	5,075,366
2,355	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 3.375%, 6/01/26	No Opt. Call	BB+	2,372,168
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc, Series 2013:
1,400	5.000%, 12/01/19	No Opt. Call	A+	1,408,204
730	5.000%, 12/01/20	No Opt. Call	A+	759,010
1,105	5.000%, 12/01/21	No Opt. Call	A+	1,184,858
1,625	5.000%, 12/01/22	No Opt. Call	A+	1,795,138
1,705	5.000%, 12/01/23	6/23 at 100.00	A+	1,912,481
1,795	5.000%, 12/01/24	6/23 at 100.00	A+	2,010,023
	Trinity Area School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2012:
105	4.000%, 11/01/19 – AGM Insured (ETM)	No Opt. Call	A2 (5)	105,229
60	4.000%, 11/01/19 – AGM Insured	No Opt. Call	A2	60,115
3,435	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36	11/27 at 100.00	A-	3,602,903
381,695	Total Pennsylvania			416,497,267
	Puerto Rico – 1.5%
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
11,915	6.125%, 7/01/24	No Opt. Call	Ca	12,868,200
50	6.000%, 7/01/44	10/19 at 100.00	Ca	50,687
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
12,320	5.250%, 7/01/24	7/22 at 100.00	Ca	12,997,600
5,990	4.250%, 7/01/25	7/22 at 100.00	Ca	6,139,750
12,900	5.000%, 7/01/33	7/22 at 100.00	Ca	13,464,375
6,095	5.125%, 7/01/37	7/22 at 100.00	Ca	6,376,894
3,315	5.250%, 7/01/42	7/22 at 100.00	Ca	3,476,606
134

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
$ 2,470	0.000%, 7/01/24	No Opt. Call	N/R	$2,158,484
16,136	0.000%, 7/01/27	No Opt. Call	N/R	12,861,199
27,489	0.000%, 7/01/29	7/28 at 98.64	N/R	20,435,872
28,929	0.000%, 7/01/31	7/28 at 91.88	N/R	19,939,892
16,915	0.000%, 7/01/33	7/28 at 86.06	N/R	10,669,475
1,396	4.500%, 7/01/34	7/25 at 100.00	N/R	1,494,753
4,743	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2018B-1, 4.500%, 7/01/34	7/25 at 100.00	N/R	5,078,520
150,663	Total Puerto Rico			128,012,307
	Rhode Island – 0.3%
4,350	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.500%, 9/01/28 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R (5)	5,039,519
4,125	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2019 Series 70, 3.000%, 10/01/39	10/28 at 100.00	AA+	4,237,489
136,145	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	10/19 at 14.53	CCC+	18,395,912
144,620	Total Rhode Island			27,672,920
	South Carolina – 0.7%
5,770	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Series 2014B, 5.000%, 5/01/34	5/24 at 100.00	A	6,512,426
	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016:
1,000	5.000%, 11/01/34	5/26 at 100.00	A1	1,177,100
1,170	5.000%, 11/01/35	5/26 at 100.00	A1	1,372,691
6,650	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory Put 2/01/24)	1/24 at 100.30	Aa2	7,243,845
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Series 2012:
1,850	5.000%, 11/01/20 (ETM)	No Opt. Call	A+ (5)	1,923,797
7,500	5.000%, 11/01/27 (Pre-refunded 11/01/22)	11/22 at 100.00	A+ (5)	8,340,000
1,275	5.000%, 11/01/29 (Pre-refunded 11/01/22)	11/22 at 100.00	A+ (5)	1,417,800
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC - Francis Marion University Project, Series 2014A:
1,910	5.000%, 8/01/27	8/24 at 100.00	Baa3	2,064,022
3,925	5.000%, 8/01/32	8/24 at 100.00	Baa3	4,194,765
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A:
3,015	5.000%, 12/01/31	6/25 at 100.00	A	3,515,822
8,280	5.000%, 12/01/50	6/25 at 100.00	A	9,409,640
135

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A:
$ 7,015	5.000%, 12/01/29	6/26 at 100.00	A	$8,445,499
3,875	5.000%, 12/01/31	6/26 at 100.00	A	4,625,355
1,325	Spartanburg Regional Health Services District, Inc, South Carolina, Hosptial Refunding Revenue Bonds, Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A	1,420,453
54,560	Total South Carolina			61,663,215
	South Dakota – 0.1%
	South Dakota Building Authority, Revenue Bonds, Series 2013B:
525	5.000%, 6/01/22	No Opt. Call	AA+	576,130
1,000	5.000%, 6/01/24	6/23 at 100.00	AA+	1,131,610
2,410	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/31	9/27 at 100.00	A1	2,950,418
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2009, 5.000%, 11/01/24	11/19 at 100.00	A+	1,002,730
3,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2019A, 3.800%, 11/01/39	5/28 at 100.00	AAA	3,256,020
7,935	Total South Dakota			8,916,908
	Tennessee – 1.7%
2,265	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/28	10/24 at 100.00	Baa2	2,581,692
3,460	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.125%, 10/01/29	10/19 at 100.00	N/R	3,471,314
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2017:
2,765	3.375%, 4/01/26	No Opt. Call	BBB	2,971,960
3,250	5.000%, 4/01/29	4/27 at 100.00	BBB	3,868,768
2,500	5.000%, 4/01/30	4/27 at 100.00	BBB	2,963,150
2,725	5.000%, 4/01/31	4/27 at 100.00	BBB	3,223,539
	Knox County Health, Educational and Housing Facility Board, Tennesse, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A:
1,400	4.000%, 1/01/22	No Opt. Call	A+	1,474,858
1,300	4.000%, 1/01/23	No Opt. Call	A+	1,399,021
3,180	5.000%, 1/01/23	No Opt. Call	A+	3,522,454
2,110	5.000%, 1/01/24	1/23 at 100.00	A+	2,342,184
	Memphis and Shelby County Port Commission, Tennessee, Port Development Revenue Bonds, Series 2011:
1,480	5.250%, 4/01/23	4/21 at 100.00	AA	1,565,070
1,560	5.250%, 4/01/24	4/21 at 100.00	AA	1,647,282
1,240	5.250%, 4/01/25	4/21 at 100.00	AA	1,309,180
4,430	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009A, 5.125%, 11/01/24	11/19 at 100.00	AA	4,443,644
136

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009B:
$ 1,000	5.500%, 11/01/20	11/19 at 100.00	AA	$1,003,380
1,860	5.250%, 11/01/25	11/19 at 100.00	AA	1,865,915
8,255	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	Aa1	9,742,634
1,070	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2015-1C, 3.950%, 7/01/35	1/25 at 100.00	AA+	1,139,368
5,280	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2018-3, 3.750%, 7/01/38	7/27 at 100.00	AA+	5,715,389
11,515	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2018-4, 3.900%, 7/01/38	1/28 at 100.00	AA+	12,495,617
9,995	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-1, 3.750%, 7/01/39	7/28 at 100.00	AA+	10,889,153
10,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-2, 3.000%, 7/01/39	7/28 at 100.00	AA+	10,255,900
3,625	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-3, 2.600%, 7/01/39	1/29 at 100.00	AA+	3,602,924
6,680	The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, 4.000%, 11/01/49 (Mandatory Put 11/01/25)	No Opt. Call	A	7,394,960
13,380	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/20	No Opt. Call	A	13,799,998
27,240	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 4.000%, 5/01/48 (Mandatory Put 5/01/23)	No Opt. Call	A	29,137,811
133,565	Total Tennessee			143,827,165
	Texas – 5.8%
1,085	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A, 5.000%, 1/01/30	1/27 at 100.00	BBB+	1,279,475
	Austin, Texas, Airport System Revenue Bonds, Refunding Series 2019:
5,500	5.000%, 11/15/20 (AMT)	No Opt. Call	A1	5,714,665
5,000	5.000%, 11/15/21 (AMT)	No Opt. Call	A1	5,367,100
11,690	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series 2014A, 4.000%, 8/15/35	8/24 at 100.00	AAA	12,858,649
3,370	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 1/01/33	1/23 at 100.00	A-	3,695,508
3,445	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	A- (5)	3,651,666
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
1,945	5.000%, 1/01/32	7/25 at 100.00	A-	2,257,211
1,390	5.000%, 1/01/33	7/25 at 100.00	A-	1,607,382
1,165	5.000%, 1/01/34	7/25 at 100.00	A-	1,345,016
137

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016:
$ 2,000	5.000%, 1/01/33	1/26 at 100.00	A-	$2,335,700
1,650	5.000%, 1/01/35	1/26 at 100.00	A-	1,919,280
	City of Houston, Texas, Convention & Entertainment Facilities Department Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2019:
2,400	5.000%, 9/01/32	9/28 at 100.00	A	2,997,096
1,250	5.000%, 9/01/34	9/28 at 100.00	A	1,551,638
1,700	5.000%, 9/01/35	9/28 at 100.00	A	2,102,696
2,155	5.000%, 9/01/36	9/28 at 100.00	A	2,654,637
660	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 3.750%, 8/15/22	No Opt. Call	BBB+	679,364
	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, Refunding School Building Series 2012:
5,200	5.000%, 2/15/26 (Pre-refunded 2/15/21)	2/21 at 100.00	Aaa	5,462,392
2,800	5.000%, 2/15/26	2/21 at 100.00	AAA	2,938,096
5,500	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Senior Lien Refunding Series 2019, 5.000%, 12/01/28	No Opt. Call	AA+	7,147,140
	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding & Improvement Series 2016:
10,000	1.350%, 11/01/20 (AMT), 144A	No Opt. Call	A+	9,993,600
20,000	1.600%, 11/01/21 (AMT), 144A	No Opt. Call	A+	19,976,400
9,295	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B, 5.000%, 11/01/35	11/20 at 100.00	A+	9,646,537
11,750	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23	No Opt. Call	A+	13,066,822
7,400	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53	10/23 at 100.00	AA+	8,257,364
	Grand Prairie, Texas, General Obligation Bonds, Refunding Series 2019:
1,350	5.000%, 2/15/21 (WI/DD, Settling 11/19/19)	No Opt. Call	AAA	1,419,080
1,000	5.000%, 2/15/22 (WI/DD, Settling 11/19/19)	No Opt. Call	AAA	1,086,070
1,000	5.000%, 2/15/23 (WI/DD, Settling 11/19/19)	No Opt. Call	AAA	1,121,040
1,185	5.000%, 2/15/24 (WI/DD, Settling 11/19/19)	No Opt. Call	AAA	1,368,083
1,250	5.000%, 2/15/25 (WI/DD, Settling 11/19/19)	No Opt. Call	AAA	1,485,713
	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University Project, Improvement and Refunding Series 2010:
875	4.000%, 3/01/21	No Opt. Call	A-	902,738
550	4.000%, 3/01/22	3/21 at 100.00	A-	566,973
800	4.000%, 3/01/23	3/21 at 100.00	A-	824,160
440	4.250%, 3/01/25	3/21 at 100.00	A-	456,056
	Harris County Cultural Educaion Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Refunding Series 2013A:
1,825	5.000%, 12/01/23	12/22 at 100.00	A+	2,021,461
18,000	4.000%, 12/01/31	12/22 at 100.00	A+	19,085,040
138

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Harris County Cultural Educaion Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A:
$ 5,215	5.000%, 12/01/26	12/24 at 100.00	A+	$6,086,583
4,025	5.000%, 12/01/27	12/24 at 100.00	A+	4,677,291
3,000	5.000%, 12/01/28	12/24 at 100.00	A+	3,477,540
6,115	5.000%, 12/01/29	12/24 at 100.00	A+	7,064,293
2,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019A, 4.000%, 10/01/35	10/29 at 100.00	AA	2,304,340
5,045	Harris County Flood Control District, Texas, General Obligation Bonds, Refunding Contract Tax Series 2014A, 5.000%, 10/01/25	10/24 at 100.00	Aaa	5,957,489
3,015	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St Luke's Episcopal Hospital, Series 1991A, 6.750%, 2/15/21 (ETM)	12/19 at 100.00	AA+ (5)	3,028,085
	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Series 2009A:
5,120	5.000%, 11/01/22 (Pre-refunded 11/01/19)	11/19 at 100.00	AAA	5,135,462
5,385	5.000%, 11/01/23 (Pre-refunded 11/01/19)	11/19 at 100.00	AAA	5,401,263
5,660	5.000%, 11/01/24 (Pre-refunded 11/01/19)	11/19 at 100.00	AAA	5,677,093
2,320	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Tender Option Bond Trust 2016-XG0054, 10.626%, 11/01/41, 144A (IF) (6)	11/21 at 100.00	AAA	2,788,385
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
285	5.000%, 11/15/22	No Opt. Call	A3	312,884
425	5.000%, 11/15/23	No Opt. Call	A3	478,142
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
4,795	5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	5,615,233
4,600	5.000%, 11/15/25 – AGM Insured	11/24 at 100.00	AA	5,376,296
4,095	5.000%, 11/15/26 – AGM Insured	11/24 at 100.00	AA	4,776,367
12,040	5.000%, 11/15/27 – AGM Insured	11/24 at 100.00	AA	14,001,677
2,380	Harrison County Health Facilities Development Corporation, Hospital Revenue Bonds, Texas, Good Shepherd Health System, Refunding Series 2010, 5.000%, 7/01/20 (ETM)	No Opt. Call	N/R (5)	2,443,951
5,240	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Limited Tax Schoolhouse Series 2013A, 4.000%, 2/15/31	2/23 at 100.00	AAA	5,633,052
11,815	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Schoolhouse Series 2016A, 4.000%, 2/15/34	2/26 at 100.00	AAA	13,255,839
	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2011B:
1,900	5.000%, 7/01/25	7/21 at 100.00	A+	2,021,600
2,025	5.000%, 7/01/26	7/21 at 100.00	A+	2,153,871
	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2012B:
18,675	5.000%, 7/01/31	7/22 at 100.00	A+	20,327,177
5,000	5.000%, 7/01/32	7/22 at 100.00	A+	5,436,700
139

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 2,440	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)	7/24 at 100.00	BB	$2,735,606
	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2018D:
3,000	5.000%, 11/15/32	11/28 at 100.00	Aa2	3,817,500
2,570	5.000%, 11/15/33	11/28 at 100.00	Aa2	3,260,405
6,000	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2017A, 5.000%, 3/01/22	No Opt. Call	AA	6,522,960
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
8,005	0.000%, 9/01/22 – AMBAC Insured	No Opt. Call	A	7,624,042
3,815	0.000%, 9/01/23 – AMBAC Insured	No Opt. Call	A	3,561,875
2,000	Laredo Community College District, Webb County, Texas, General Obligation Bonds, Series 2014, 5.000%, 8/01/32	8/24 at 100.00	AA-	2,306,560
	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
1,000	5.000%, 11/01/26 (AMT)	11/25 at 100.00	A1	1,191,800
2,025	5.000%, 11/01/27 (AMT)	11/25 at 100.00	A1	2,406,247
1,570	5.000%, 11/01/28 (AMT)	11/25 at 100.00	A1	1,860,419
2,000	5.000%, 11/01/29 (AMT)	11/25 at 100.00	A1	2,360,760
2,000	5.000%, 11/01/30 (AMT)	11/25 at 100.00	A1	2,350,320
1,915	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A3	1,983,251
	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2018:
2,135	5.000%, 5/15/21	No Opt. Call	A+	2,261,862
1,845	5.000%, 5/15/22	No Opt. Call	A+	2,014,740
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
3,045	5.000%, 12/01/25	No Opt. Call	B1	3,322,917
2,720	5.250%, 12/01/28	12/25 at 100.00	B1	2,989,443
2,700	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	2,933,388
	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children's Medical Center Dallas Project, Series 2012:
4,380	5.000%, 8/15/24 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (5)	4,838,849
4,720	5.000%, 8/15/25 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (5)	5,214,467
3,945	5.000%, 8/15/26 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (5)	4,358,278
7,025	5.000%, 8/15/27 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (5)	7,760,939
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
3,855	0.000%, 9/01/43 (Pre-refunded 9/01/31) (7)	9/31 at 100.00	N/R (5)	4,838,025
9,130	0.000%, 9/01/45 (Pre-refunded 9/01/31) (7)	9/31 at 100.00	N/R (5)	12,458,341
140

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D:
$ 8,655	5.250%, 9/01/25 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (5)	$9,295,643
5,040	5.250%, 9/01/26 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (5)	5,413,061
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A:
5,000	3.000%, 1/01/35	1/29 at 100.00	A+	5,126,000
5,310	4.000%, 1/01/36	1/29 at 100.00	A+	6,097,473
870	Sunnyvale School District, Texas, General Obligation Bonds, School Building Series 2007, 4.400%, 2/15/20	10/19 at 100.00	AAA	872,192
4,830	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30	11/21 at 100.00	AA-	5,145,930
1,285	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.125%, 9/01/33	9/23 at 100.00	A	1,432,762
3,000	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2018A, 4.125%, 9/01/38	9/27 at 100.00	Aaa	3,292,830
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/21	No Opt. Call	A3	5,350,850
4,750	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/40 (AMT)	12/25 at 100.00	Baa3	5,346,220
5,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014, 4.000%, 10/01/33	4/24 at 100.00	AAA	5,500,850
3,250	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014A, 5.000%, 10/01/22	No Opt. Call	AAA	3,610,425
16,250	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/31	8/24 at 100.00	BBB+	18,534,750
	Texas Transportation Commission, State Highway 249 System Revenue Bonds, First Tier Toll Series 2019A:
1,125	0.000%, 8/01/35	2/29 at 76.82	Baa3	641,340
1,590	0.000%, 8/01/36	2/29 at 73.16	Baa3	858,934
2,070	0.000%, 8/01/37	2/29 at 69.41	Baa3	1,052,222
1,100	0.000%, 8/01/39	2/29 at 62.63	Baa3	500,093
	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011:
3,015	4.000%, 8/15/20	No Opt. Call	A	3,081,420
3,135	4.000%, 8/15/21	No Opt. Call	A	3,283,662
8,830	Williamson County, Texas, General Obligation Bonds, Limited Tax Refunding Series 2012, 5.000%, 2/15/26	2/22 at 100.00	AAA	9,600,859
439,745	Total Texas			481,282,971
141

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah – 0.1%
	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
$ 3,340	5.000%, 9/01/23 (Pre-refunded 9/01/22)	9/22 at 100.00	A (5)	$3,689,164
2,000	5.000%, 9/01/25 (Pre-refunded 9/01/22)	9/22 at 100.00	A (5)	2,209,080
2,265	5.000%, 9/01/26 (Pre-refunded 9/01/22)	9/22 at 100.00	A (5)	2,501,783
7,605	Total Utah			8,400,027
	Virginia – 1.8%
8,765	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%, 11/01/23	No Opt. Call	BBB	9,943,630
5,390	Chesapeake Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2008A, 1.900%, 2/01/32 (Mandatory Put 6/01/23)	No Opt. Call	A2	5,474,192
10,755	Fairfax County, Virginia, General Obligation Bonds, Refunding Public Improvement Series 2016A, 4.000%, 10/01/19	No Opt. Call	AAA	10,755,000
9,785	Loudoun County Economic Development Authority, Virginia, Lease Revenue Bonds, Metrorail Service District Improvement Silver LIne Phase 2 Project, Series 2018, 2.000%, 4/01/22	4/20 at 100.00	AA+	9,811,615
6,785	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Refunding Series 2008A, 1.900%, 11/01/35 (Mandatory Put 6/01/23)	No Opt. Call	A2	6,873,748
5,880	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 2008C, 1.800%, 11/01/35 (Mandatory Put 4/01/22)	No Opt. Call	A2	5,918,573
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding First Senior Lien Series 2019A:
1,800	5.000%, 10/01/32	10/28 at 100.00	A2	2,262,906
1,250	5.000%, 10/01/33	10/28 at 100.00	A2	1,566,950
1,750	5.000%, 10/01/34	10/28 at 100.00	A2	2,186,782
2,000	5.000%, 10/01/35	10/28 at 100.00	A2	2,492,100
760	Roanoke Economic Development Authority, Virgina, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32	12/22 at 100.00	N/R	798,479
1,185	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016, 3.125%, 6/15/31	6/26 at 100.00	A3	1,244,724
710	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	761,532
39,100	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/52 (AMT)	6/27 at 100.00	BBB	44,961,872
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2019:
6,535	5.000%, 1/01/44 (AMT)	1/22 at 100.00	BBB	6,953,109
11,715	5.000%, 7/01/49 (AMT)	1/22 at 100.00	BBB	12,459,254
142

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$ 6,835	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	$7,442,426
8,650	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 2.150%, 10/01/40 (Mandatory Put 9/01/20)	No Opt. Call	A2	8,698,440
8,000	York County Economic Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2009A, 1.900%, 5/01/33 (Mandatory Put 6/01/23)	No Opt. Call	A2	8,088,960
137,650	Total Virginia			148,694,292
	Washington – 2.8%
	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2019A:
27,890	5.000%, 7/01/36	7/29 at 100.00	Aa1	35,679,119
50,350	5.000%, 7/01/37	7/29 at 100.00	Aa1	64,061,312
2,900	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2016, 5.000%, 2/01/29	2/26 at 100.00	AA-	3,487,482
2,340	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%, 12/01/37	12/26 at 100.00	Baa2	2,660,463
6,000	Snohomish County School District 2, Everett, Washington, General Obligation Bonds, Series 2018, 5.000%, 12/01/19	No Opt. Call	Aaa	6,036,600
10,485	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/24)	2/24 at 100.00	BBB+	11,953,424
15,005	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	17,448,114
16,030	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	19,020,877
6,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A+	6,237,840
	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
2,730	5.000%, 1/01/26	7/25 at 100.00	A+	3,221,236
1,285	5.000%, 1/01/27	7/25 at 100.00	A+	1,510,261
	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A:
1,295	5.000%, 11/15/22	No Opt. Call	AA-	1,435,857
2,035	5.000%, 11/15/24	5/24 at 100.00	AA-	2,352,257
14,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A, 5.000%, 10/01/33	10/22 at 100.00	AA-	15,378,720
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B:
4,015	5.000%, 10/01/30	10/28 at 100.00	AA-	5,109,248
2,780	5.000%, 10/01/31	10/28 at 100.00	AA-	3,509,166
3,010	5.000%, 10/01/32	10/28 at 100.00	AA-	3,769,935
2,600	5.000%, 10/01/33	10/28 at 100.00	AA-	3,237,390
143

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017:
$ 5,120	5.000%, 8/15/29	8/27 at 100.00	BBB	$6,050,048
5,000	5.000%, 8/15/34	8/27 at 100.00	BBB	5,815,950
5,765	5.000%, 8/15/36	8/27 at 100.00	BBB	6,673,218
1,330	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	10/19 at 100.00	Baa1	1,332,248
4,415	Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds, Whidbey General Hospital, Series 2013, 5.500%, 12/01/33	12/22 at 100.00	Baa2	4,779,591
192,380	Total Washington			230,760,356
	West Virginia – 0.4%
4,830	West Virginia Economic Development Authority, Energy Revenue Bonds, Morgantown Energy Associates Project, Refunding Series 2016, 2.875%, 12/15/26 (AMT)	No Opt. Call	Baa3	4,883,227
10,335	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2011A, 1.700%, 1/01/41 (Mandatory Put 9/01/20) (AMT)	No Opt. Call	A-	10,331,176
6,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Seriess 2009A, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	6,173,340
6,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Seriess 2009B, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	6,173,340
4,830	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project, Series 2013A, 3.000%, 6/01/37 (Mandatory Put 4/01/22) (AMT)	No Opt. Call	A-	4,979,392
1,030	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25	9/24 at 100.00	Baa1	1,180,998
33,025	Total West Virginia			33,721,473
	Wisconsin – 1.8%
	Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Brown County Expo Center Project, Series 2019:
1,750	4.000%, 6/01/31	6/29 at 100.00	AA	2,060,135
2,000	4.000%, 6/01/35	6/29 at 100.00	AA	2,310,720
24,400	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	29,288,784
	Public Finance Authority of Wisconsin, Revenue Bonds, Denver international Airport Great Hall Project, Series 2017:
2,000	5.000%, 9/30/37 (AMT)	9/27 at 100.00	BBB	2,061,700
16,735	5.000%, 9/30/49 (AMT)	9/27 at 100.00	BBB	17,250,271
5,500	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2016A-1, 2.625%, 11/01/25 (AMT)	No Opt. Call	A-	5,684,250
7,770	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2016A-2, 2.875%, 5/01/27 (AMT)	5/26 at 100.00	A-	8,146,534
144

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 4,420	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A	6/26 at 100.00	BBB-	$4,736,163
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A:
335	5.000%, 4/01/20	No Opt. Call	AA-	341,074
470	5.000%, 4/01/22	No Opt. Call	AA-	511,633
	Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A:
780	5.000%, 12/01/26	11/24 at 100.00	AA-	909,589
3,950	5.000%, 12/01/27	11/24 at 100.00	AA-	4,592,823
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc, Series 2012A:
1,020	5.000%, 7/15/25 (Pre-refunded 7/15/21)	7/21 at 100.00	Aa3 (5)	1,086,963
14,400	5.000%, 7/15/27 – AGM Insured (Pre-refunded 7/15/21)	7/21 at 100.00	Aa3 (5)	15,345,360
2,060	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (5)	2,123,324
8,670	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc, Series 2008B, 5.500%, 8/15/29 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R (5)	8,802,911
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2017C, 5.000%, 2/15/47	2/27 at 100.00	A-	5,711,250
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/40	2/22 at 100.00	A-	1,055,510
2,715	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc, Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	A1	2,864,759
1,775	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc, Refunding 2012C, 5.000%, 8/15/24 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (5)	1,958,304
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Advocate Aurora Health Credit Group, Series 2018A, 4.000%, 8/15/36	8/28 at 100.00	AA	2,254,440
4,365	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ProHealth Care, Inc Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	4,865,753
2,850	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc, Series 2018A, 5.000%, 9/15/40	9/23 at 100.00	BBB-	3,008,631
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015:
825	5.000%, 12/15/23	No Opt. Call	AA-	940,541
1,310	5.000%, 12/15/25	12/24 at 100.00	AA-	1,532,255
3,000	Wisconsin Housing and Ecconomic Development Authority, Home Ownership Revenue Bonds, Series 2019C, 2.750%, 9/01/39	9/28 at 100.00	AA	2,979,570
	Wisconsin State, General Obligation Bonds, Refunding Series 2014-2:
85	5.000%, 5/01/24 (Pre-refunded 5/01/22)	5/22 at 100.00	N/R (5)	92,909
5,785	5.000%, 5/01/24	5/22 at 100.00	Aa1	6,332,666
8,100	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	A1	9,093,627
135,070	Total Wisconsin			147,942,449
145

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wyoming – 0.7%
$ 10,720	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative, Dry Fork Station Facilities, Series 2019A, 3.625%, 7/15/39	5/29 at 100.00	A	$11,488,302
5,500	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A, 5.000%, 9/01/30	9/23 at 100.00	BB+	5,925,920
23,735	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26	No Opt. Call	A1	23,627,243
6,960	Wyoming Community Development Authority, Housing Revenue Bonds, 2015 Series 6, 3.900%, 12/01/34	12/24 at 100.00	AA+	7,430,218
6,500	Wyoming Community Development Authority, Housing Revenue Bonds, 2019 Series 3, 2.650%, 12/01/39	12/28 at 100.00	AA+	6,397,430
53,415	Total Wyoming			54,869,113
$ 7,649,030	Total Long-Term Investments (cost $7,623,905,356)			8,019,080,942

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 3.2%
	MUNICIPAL BONDS – 3.2%
	National – 0.2%
$ 14,810	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class C Series 2018, Variable Rate Demand Obligations, 2.380%, 11/30/21 (Mandatory Put 11/14/19) (SIFMA reference rate + 0.80% spread), 144A (4), (9)	No Opt. Call	A+	$14,810,000
1,165	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class D Series 2018, Variable Rate Demand Obligations, 2.580%, 7/31/23 (Mandatory Put 11/14/19) (SIFMA reference rate + 1.00% spread), 144A (4), (9)	No Opt. Call	A+	1,165,000
15,975	Total National			15,975,000
	Alabama – 0.4%
28,940	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Variable Rate Demand Obligations, Series 2008, 2.900%, 7/15/34 (Mandatory Put 12/12/23) (9)	No Opt. Call	F1	30,202,363
	Alaska – 0.1%
11,395	Alaska Housing Finance Corporation, General Obligation Bonds, State Capital Project Series 2002A, Variable Rate Demand Obligations, 1.550%, 7/01/22 (Mandatory Put 11/14/19) (9)	11/19 at 100.00	A-1+	11,395,000
	Colorado – 0.1%
5,000	Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I Series 2018B, Variable Rate Demand Obligations, 1.620%, 11/01/41 (Mandatory Put 11/20/19) (9)	11/19 at 100.00	A-1+	5,000,000
	Florida – 0.7%
11,785	Florida Keys Aqueduct Authority, Water Revenue Bonds, Series 2008, Variable Rate Demand Obligations, 1.520%, 9/01/35 (Mandatory Put 11/20/19) (9)	11/19 at 100.00	A-1+	11,785,000
38,910	Gainesville, Florida, Utilities System Revenue Bonds, Series 2007A, Variable Rate Demand Obligations, 1.650%, 10/01/36 (Mandatory Put 11/20/19) (9)	11/19 at 100.00	A-1+	38,910,000
146

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 10,800	Orlando Utilities Commission, Florida, Utility System Revenue Bonds, Series 2008-2, Variable Rate Demand Obligations, 1.590%, 10/01/33 (Mandatory Put 11/20/19) (9)	12/19 at 100.00	A-1+	$ 10,800,000
61,495	Total Florida			61,495,000
	Michigan – 0.1%
5,895	Michigan State University, General Revenue Bonds, Series 2003A, Variable Rate Demand Obligations, 1.630%, 2/15/33 (Mandatory Put 11/20/19) (9)	11/19 at 100.00	A-1+	5,895,000
4,745	Michigan State University, General Revenue Bonds, Trust Series Floaters 2018-E-127, Variable Rate Demand Obligations, 1.750%, 7/01/20 (Mandatory Put 11/14/19), 144A (9)	11/19 at 100.00	F1+	4,745,000
10,640	Total Michigan			10,640,000
	New Jersey – 0.1%
4,520	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Floater Series 2017-ZM0566, Variable Rate Demand Obligations, 1.710%, 7/01/25 (Mandatory Put 11/14/19), 144A (9)	No Opt. Call	A-1	4,520,000
	New York – 0.5%
13,900	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2015 Adjustable Rate Series BB-4, Variable Rate Demand Obligations, 1.770%, 6/15/50 (Mandatory Put 11/14/19) (9)	11/19 at 100.00	A-1	13,900,000
29,305	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003A, Variable Rate Demand Obligations, 1.770%, 11/01/29 (Mandatory Put 11/15/19) (9)	11/19 at 100.00	A-1	29,305,000
300	New York City, New York, General Obligation Bonds, Fiscal 2018 Series B-5, Variable Rate Demand Obligations, 1.770%, 10/01/46 (Mandatory Put 11/14/19) (9)	11/19 at 100.00	A-1	300,000
43,505	Total New York			43,505,000
	Pennsylvania – 0.0%
2,190	Emmaus General Authority, Pennsylvania, Series 1996, Variable Rate Demand Obligations, 1.580%, 12/01/28 – AGM Insured (Mandatory Put 11/13/19) (9)	12/19 at 100.00	A-1	2,190,000
	Texas – 0.9%
59,965	Texas State, General Obligation Veterans Bonds, Series 2012B, Variable Rate Demand Obligations, 1.620%, 12/01/42 (Mandatory Put 11/20/19) (9)	No Opt. Call	VMIG-1	59,965,000
15,240	Texas State, General Obligation Veterans Bonds, Series 2015B, Variable Rate Demand Obligations, 1.650%, 6/01/46 (Mandatory Put 11/20/19) (9)	12/19 at 100.00	VMIG-1	15,240,000
75,205	Total Texas			75,205,000
	Washington – 0.1%
5,000	King County, Washington, General Obligation Bonds, Refunding Multi-Modal Limited Tax Payable from Sewer Revenues Series 2019A, Variable Rate Demand Obligations, 1.720%, 1/01/46 (Mandatory Put 11/14/19) (9)	11/19 at 100.00	A-1+	5,000,000
$ 263,865	Total Short-Term Investments (cost $263,865,000)			265,127,363
	Total Investments (cost $7,887,770,356) – 99.6%			8,284,208,305
	Other Assets Less Liabilities – 0.4%			31,923,393
	Net Assets – 100%			$ 8,316,131,698
147

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(9)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
DD1	Portion of investment purchased on a delayed delivery basis.
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
SIFMA	Securities Industry and Financial Market Association
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.
148

Nuveen Limited Term Municipal Bond Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TEM INVESTMENTS – 97.8%
	MUNICIPAL BONDS – 97.8%
	National – 0.2%
$ 9,000	Federal Home Loan Mortgage Corporation, Multifamily Certificates Relating to Municpal Securities Class A Series 2019M-057, 2.400%, 10/15/29	No Opt. Call	AA+	$9,367,380
2,857	Freddie Mac Multifamily ML Certificates, Series ML 05, Series 2019A, 3.400%, 1/25/36	No Opt. Call	AA+	3,171,086
11,857	Total National			12,538,466
	Alabama – 1.9%
9,790	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 4.000%, 12/01/48 (Mandatory Put 12/01/23)	No Opt. Call	A	10,561,550
32,945	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016, 4.000%, 7/01/46 (Mandatory Put 6/01/21)	No Opt. Call	Aa2	34,222,937
35,075	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory Put 7/01/22)	No Opt. Call	Aa2	37,227,903
6,000	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A, 1.850%, 6/01/34 (Mandatory Put 3/24/20)	No Opt. Call	A1	6,006,780
20,085	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	5/24 at 100.29	A	21,869,351
103,895	Total Alabama			109,888,521
	Alaska – 0.6%
1,290	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2016A-II, 1.900%, 12/01/24	No Opt. Call	AA+	1,309,427
7,810	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2018A-II, 3.450%, 12/01/33	6/27 at 100.00	AA+	8,349,593
4,575	Alaska Industrial Development and Export Authority, Loan Anticipation Revenue Notes, YKHC Project, Series 2017, 3.500%, 12/01/20	12/19 at 100.00	N/R	4,585,202
	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
1,655	5.000%, 1/01/24 (AMT)	No Opt. Call	Baa2	1,816,098
3,565	5.000%, 1/01/26 (AMT)	7/25 at 100.00	Baa2	3,996,686
790	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	10/19 at 100.00	A2	791,256
10,215	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc Project, Refunding Series 2003B, 5.000%, 1/01/21	No Opt. Call	A1	10,657,514
3,645	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc Project, Refunding Series 2003C, 5.000%, 1/01/21	No Opt. Call	A1	3,802,901
33,545	Total Alaska			35,308,677
149

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona – 2.3%
	Arizona State, Certificates of Participation, Refunding Series 2019A:
$ 5,430	5.000%, 10/01/26	No Opt. Call	AA-	$6,730,431
5,000	5.000%, 10/01/27	No Opt. Call	AA-	6,326,050
2,975	Arizona State, Certificates of Participation, Series 2010A, 5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA	2,975,000
120	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA+	123,270
16,775	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2005, 2.400%, 12/01/35 (Mandatory Put 8/14/23)	No Opt. Call	A+	17,307,103
1,625	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	1,684,849
6,270	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	No Opt. Call	A+	7,198,023
2,220	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding AMT Series 2017A, 1.800%, 9/01/32 (Mandatory Put 5/21/20) (AMT)	No Opt. Call	A+	2,221,243
1,200	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017B, 1.600%, 3/01/39 (Mandatory Put 5/21/20)	No Opt. Call	A+	1,200,672
	Dysart Unified School District Number 89, Maricopa County, Arizona, General Obligation Bonds, Refunding Series 2014:
575	5.000%, 7/01/20	No Opt. Call	AAA	590,715
765	5.000%, 7/01/21	No Opt. Call	AAA	813,723
14,500	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019B, 5.000%, 9/01/45 (Mandatory Put 9/01/24)	No Opt. Call	A2	16,864,515
6,665	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2017C, 5.000%, 1/01/48 (Mandatory Put 10/18/24)	No Opt. Call	AA-	7,771,790
4,000	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019B, 1.470%, 1/01/35 (Mandatory Put 11/14/19) (SIFMA reference rate + 0.38% spread) (4)	4/22 at 100.00	AA-	4,008,320
3,440	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019C, 1.660%, 1/01/35 (Mandatory Put 11/14/19) (SIFMA reference rate + 0.57% spread) (4)	10/23 at 100.00	AA-	3,448,806
11,000	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding Bonds, Public Service Company of New Mexico Palo Verde Project, Series 2010A, 2.400%, 6/01/43 (Mandatory Put 6/01/20)	No Opt. Call	BBB+	11,054,120
	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, Refunding School Improvement Series 2015:
575	4.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	586,759
1,565	4.000%, 7/01/21 – AGM Insured	No Opt. Call	AA	1,639,682
750	4.000%, 7/01/22 – AGM Insured	No Opt. Call	AA	803,415
1,270	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, School Improvement Project of 2013, Series 2014A, 4.000%, 7/01/24	No Opt. Call	Aa3	1,416,761
150

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Mesa, Arizona, General Obligation Bonds, Refunding Series 2012:
$ 1,425	4.000%, 7/01/20	No Opt. Call	AA	$1,454,141
2,225	4.000%, 7/01/21	No Opt. Call	AA	2,331,577
2,055	4.000%, 7/01/22	No Opt. Call	AA	2,208,858
	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2012:
2,415	5.000%, 7/01/21	No Opt. Call	AA	2,567,097
4,030	5.000%, 7/01/22	No Opt. Call	AA	4,434,531
3,615	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/26	7/25 at 100.00	AA	4,342,157
	Mesa, Arizona, Utility System Revenue Bonds, Refunding Series 2012:
5,370	5.000%, 7/01/20	No Opt. Call	Aa2	5,519,608
6,115	5.000%, 7/01/21	No Opt. Call	Aa2	6,513,270
295	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A-	313,069
	Pinal County, Arizona, Pledged Revenue Obligations, Refunding Series 2014:
1,305	5.000%, 8/01/22	No Opt. Call	AA	1,438,736
2,000	5.000%, 8/01/23	No Opt. Call	AA	2,273,140
2,000	5.000%, 8/01/24	No Opt. Call	AA	2,339,080
1,000	Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%, 8/01/24	No Opt. Call	AA	1,169,540
120,570	Total Arizona			131,670,051
	Arkansas – 0.8%
8,605	Arkansas State, Federal Highway Grant Anticipation and Tax Revenue Bonds, Series 2013, 5.000%, 10/01/22	No Opt. Call	Aa1	9,559,295
1,400	Crittenden County, Arkansas, Sales and Use Tax Revenue Bonds, Series 2017, 5.000%, 3/01/21	No Opt. Call	A	1,468,488
5,250	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Refunding & Capital Improvement Series 2019A, 2.000%, 11/01/29	11/26 at 100.00	AA-	5,361,825
670	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014, 5.000%, 7/01/21	No Opt. Call	A+	712,438
	Pulaksi County Public Facilities Board, Arkansas, Health Facilities Revenue Bonds, CARTI Project, Series 2013:
995	4.000%, 7/01/20	No Opt. Call	BB+	1,001,676
1,020	4.000%, 7/01/21	No Opt. Call	BB+	1,035,575
1,075	4.000%, 7/01/22	No Opt. Call	BB+	1,095,984
1,180	5.250%, 7/01/27	7/23 at 100.00	BB+	1,221,607
470	5.250%, 7/01/28	7/23 at 100.00	BB+	486,831
	Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
500	5.000%, 12/01/22	No Opt. Call	A	552,840
1,740	5.000%, 12/01/23	No Opt. Call	A	1,977,005
2,110	5.000%, 12/01/24	No Opt. Call	A	2,461,336
151

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arkansas (continued)
	Rogers School District 30, Benton County, Arkansas, General Obligation Bonds, Construction Series 2019:
$ 2,800	2.000%, 2/01/30 (WI/DD, Settling 10/01/19)	2/25 at 100.00	Aa2	$2,726,780
3,435	2.125%, 2/01/31 (WI/DD, Settling 10/01/19)	2/25 at 100.00	Aa2	3,346,068
	Rogers School District 30, Benton County, Arkansas, General Obligation Bonds, Refunding Series 2019:
2,560	3.000%, 2/01/27	8/24 at 100.00	Aa2	2,704,973
3,790	3.000%, 2/01/28	8/24 at 100.00	Aa2	3,995,418
3,915	3.000%, 2/01/29	8/24 at 100.00	Aa2	4,114,704
41,515	Total Arkansas			43,822,843
	California – 2.9%
17,400	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Term Rate Series 2018A, 2.625%, 4/01/45 (Mandatory Put 4/01/26)	10/25 at 100.00	AA	18,627,570
7,965	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2016B-3, 2.000%, 10/01/36 (Mandatory Put 10/01/25)	10/25 at 100.00	AA-	8,260,103
4,000	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013C, 5.000%, 7/01/43	No Opt. Call	AA-	4,005,160
19,790	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 3.000%, 12/31/30 – AGM Insured (AMT)	6/28 at 100.00	AA	20,654,031
	California Municipal Finance Authority, Reveue Bonds, Community Medical Centers, Series 2017A:
1,565	5.000%, 2/01/22	No Opt. Call	A-	1,697,900
2,600	5.000%, 2/01/23	No Opt. Call	A-	2,909,374
1,920	5.000%, 2/01/24	No Opt. Call	A-	2,210,611
1,700	5.000%, 2/01/25	No Opt. Call	A-	2,011,644
2,000	5.000%, 2/01/26	No Opt. Call	A-	2,422,340
1,500	5.000%, 2/01/27	No Opt. Call	A-	1,853,610
5,000	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2004, 2.000%, 12/01/44 (Mandatory Put 12/01/20) (AMT)	No Opt. Call	A1	5,013,200
3,365	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory Put 11/03/25) (AMT)	No Opt. Call	A1	3,632,955
5,875	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2015A-1, 3.375%, 7/01/25 (AMT)	No Opt. Call	A-	6,397,523
6,440	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (AMT)	No Opt. Call	A-	6,907,608
13,270	California Statewide Communities Development Authority, Health Facility Revenue Bonds, Community Hospital of the Monterey Peninsula, Series 2012A, 1.870%, 6/01/23	10/19 at 100.00	N/R	13,280,881
765	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/24	No Opt. Call	A-	887,591
	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
2,470	5.000%, 1/01/20	No Opt. Call	BBB	2,484,548
2,590	5.000%, 1/01/21	No Opt. Call	BBB	2,663,608
152

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 6,085	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 3.500%, 6/01/36	6/22 at 100.00	BBB	$6,197,390
500	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/21	No Opt. Call	N/R	531,815
5,010	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018B, 5.000%, 1/01/22	12/21 at 100.00	AA	5,434,698
2,765	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2013B, 5.000%, 7/01/22	No Opt. Call	AA+	3,062,348
3,870	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2016A, 4.000%, 7/01/34	7/25 at 100.00	AAA	4,330,569
2,700	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2014A, 5.000%, 8/01/25 – BAM Insured	8/24 at 100.00	AA	3,186,864
	Newport-Mesa Unified School District, Orange County, California, General Obligation Bonds, Election 2000 Refunding Series 2020:
1,900	5.000%, 8/01/22 (WI/DD, Settling 5/05/20)	No Opt. Call	Aaa	2,045,388
2,500	5.000%, 8/01/23 (WI/DD, Settling 5/05/20)	No Opt. Call	Aaa	2,772,975
2,960	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1 (5)	3,044,626
70	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)	No Opt. Call	Aaa	77,794
13,900	San Diego Association of Governments, California, Capital Grants Receipts Revenue Bonds, Mid-Coast Corridor Transit Project, Green Series 2019B, 1.800%, 11/15/27	11/26 at 100.00	A-	14,042,197
6,340	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2017D, 5.000%, 5/01/25 (AMT)	No Opt. Call	A+	7,479,044
1,530	Vallecito Union School District, Calaveras County, California, General Obligation Bonds,2018 Election, Anticipation Note Series 2019, 0.000%, 8/01/22	No Opt. Call	AA	1,467,041
	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A:
1,225	4.000%, 7/01/20	No Opt. Call	Baa1	1,248,753
1,130	5.000%, 7/01/22	No Opt. Call	Baa1	1,234,435
980	5.000%, 7/01/23	No Opt. Call	Baa1	1,101,079
153,680	Total California			163,177,273
	Colorado – 2.3%
2,750	Broomfield, Colorado, Sewer Activity Enterprise, Sewer and Wastewater Reclamation Revenue Bonds, Refunding Series 2012, 4.000%, 12/01/20	No Opt. Call	Aa3	2,836,433
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
765	5.000%, 12/01/20, 144A	No Opt. Call	N/R	789,013
1,000	5.000%, 12/01/21, 144A	No Opt. Call	N/R	1,054,470
1,425	5.000%, 12/01/22, 144A	No Opt. Call	N/R	1,530,422
1,000	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017, 5.000%, 6/01/20 (ETM)	No Opt. Call	N/R (5)	1,024,560
153

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 7,245	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2014E, 5.000%, 11/15/24	5/24 at 100.00	AA	$8,420,211
16,975	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D-3, 5.000%, 10/01/38 (Mandatory Put 11/12/21)	No Opt. Call	BBB+	18,135,920
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A:
5,205	5.000%, 2/01/20 (ETM)	No Opt. Call	BBB+ (5)	5,266,992
4,830	5.000%, 2/01/21 (ETM)	No Opt. Call	BBB+ (5)	5,060,294
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1:
2,545	5.000%, 8/01/25	No Opt. Call	BBB+	2,993,378
2,500	5.000%, 8/01/26	No Opt. Call	BBB+	2,999,150
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
3,000	5.000%, 8/01/25	No Opt. Call	BBB+	3,528,540
2,500	5.000%, 8/01/26	No Opt. Call	BBB+	2,999,150
3,100	5.000%, 8/01/29	No Opt. Call	BBB+	3,889,756
7,305	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	8,494,400
7,205	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	8,553,992
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
1,000	4.000%, 6/01/20 (ETM)	No Opt. Call	N/R (5)	1,017,640
2,000	5.000%, 6/01/21 (ETM)	No Opt. Call	N/R (5)	2,120,700
2,300	5.000%, 6/01/22 (ETM)	No Opt. Call	N/R (5)	2,520,800
500	5.000%, 6/01/23 (ETM)	No Opt. Call	N/R (5)	565,400
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019A:
3,000	5.000%, 1/01/26 (WI/DD, Settling 10/03/19)	No Opt. Call	AA-	3,623,640
4,000	5.000%, 1/01/27 (WI/DD, Settling 10/03/19)	No Opt. Call	AA-	4,942,920
5,000	5.000%, 1/01/28 (WI/DD, Settling 10/03/19)	No Opt. Call	AA-	6,330,100
	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A:
294	3.500%, 12/01/21	No Opt. Call	N/R	298,513
530	4.500%, 12/01/27	12/22 at 103.00	N/R	562,113
1,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/19	No Opt. Call	A+	1,506,600
13,090	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, 5.000%, 12/01/24 (AMT)	No Opt. Call	A+	15,227,204
1,175	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Refunding Series 2015A, 5.000%, 9/01/20	No Opt. Call	A	1,212,389
154

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Series 2017A:
$ 1,765	3.625%, 12/01/21	No Opt. Call	N/R	$1,797,741
3,705	4.625%, 12/01/27	12/22 at 103.00	N/R	3,926,263
5,715	Moffat County, Colorado, Pollution Control Revenue Bonds, Tri-State Generation and Transmission Association, Inc Project, Refunding Series 2009, 2.000%, 3/01/36 (Mandatory Put 10/03/22)	No Opt. Call	A	5,718,200
114,924	Total Colorado			128,946,904
	Connecticut – 3.8%
44,435	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 1999-U2, 2.000%, 7/01/33 (Mandatory Put 2/08/22)	No Opt. Call	AAA	45,120,188
42,630	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2010A-4, 2.000%, 7/01/49 (Mandatory Put 2/08/22)	No Opt. Call	AAA	43,285,649
6,925	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2015A, 2.050%, 7/01/35 (Mandatory Put 7/12/21)	No Opt. Call	AAA	7,012,255
35,715	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-1, 1.450%, 7/01/42 (Mandatory Put 7/01/22)	No Opt. Call	AAA	35,811,073
5,650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017A-2, 5.000%, 7/01/42 (Mandatory Put 7/01/22)	No Opt. Call	AAA	6,212,288
12,150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017B, 5.000%, 7/01/37 (Mandatory Put 7/01/20)	No Opt. Call	AAA	12,482,059
25,880	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49 (Mandatory Put 7/01/24)	1/24 at 100.00	AA-	26,202,982
1,955	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2018D-1, 3.750%, 11/15/33	11/27 at 100.00	AAA	2,121,038
	Connecticut State, General Obligation Bonds, Refunding Series 2018B:
5,220	5.000%, 4/15/21	No Opt. Call	A1	5,507,831
7,115	5.000%, 4/15/22	No Opt. Call	A1	7,751,081
1,320	Connecticut State, General Obligation Bonds, Refunding Series 2018C, 5.000%, 6/15/22	No Opt. Call	A1	1,445,585
	Connecticut State, General Obligation Bonds, Refunding Series 2018F:
1,025	5.000%, 9/15/20	No Opt. Call	A1	1,059,994
600	5.000%, 9/15/21	No Opt. Call	A1	642,060
490	Connecticut State, General Obligation Bonds, Series 2013C, 5.000%, 7/15/22	No Opt. Call	A1	538,025
1,685	Connecticut State, General Obligation Bonds, Series 2019A, 5.000%, 4/15/23	No Opt. Call	A1	1,889,997
5,000	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2013A, 5.000%, 10/01/20	No Opt. Call	A+	5,175,600
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Series 20168C:
580	5.000%, 10/01/20	No Opt. Call	A+	600,370
1,605	5.000%, 10/01/22	No Opt. Call	A+	1,771,487
1,530	5.000%, 10/01/23	No Opt. Call	A+	1,739,380
240	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (AMT)	10/19 at 100.00	A-	243,878
155

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$ 2,000	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2014B, 5.000%, 8/01/20 – AGM Insured	No Opt. Call	AA	$2,055,340
890	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Ninth Series 2014, 5.000%, 8/01/22	No Opt. Call	AA-	983,299
	Stratford, Connecticut, General Obligation Bonds, Series 2014:
395	3.000%, 12/15/19	No Opt. Call	AA-	396,300
525	5.000%, 12/15/21	No Opt. Call	AA-	565,031
	West Haven, Connecticut, General Obligation Bonds, Series 2012:
2,095	5.000%, 8/01/22 – AGM Insured	No Opt. Call	AA	2,271,881
2,000	5.000%, 8/01/23 – AGM Insured	8/22 at 100.00	AA	2,179,800
1,000	5.000%, 8/01/25 – AGM Insured	8/22 at 100.00	AA	1,086,950
210,655	Total Connecticut			216,151,421
	Delaware – 0.0%
	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
2,000	5.000%, 7/01/20	No Opt. Call	BBB+	2,041,660
275	5.000%, 7/01/21	No Opt. Call	BBB+	288,247
2,275	Total Delaware			2,329,907
	District of Columbia – 1.2%
16,090	District of Columbia, Income Tax Secured Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/24	12/19 at 100.00	AAA	16,188,471
10,000	District of Columbia, Income Tax Secured Revenue Bonds, Series 2011G, 5.000%, 12/01/30	12/21 at 100.00	AAA	10,782,700
	Metropolitan Washington DC Airports Authority, District of Columbia, Airport System Revenue Bonds, Refunding Series 2018A:
8,165	5.000%, 10/01/22 (AMT)	No Opt. Call	AA-	9,009,424
10,830	5.000%, 10/01/23 (AMT)	No Opt. Call	AA-	12,298,548
8,875	5.000%, 10/01/24 (AMT)	No Opt. Call	AA-	10,349,759
7,240	5.000%, 10/01/25 (AMT)	No Opt. Call	AA-	8,649,338
1,200	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018, 5.000%, 7/01/24	No Opt. Call	AA-	1,401,900
62,400	Total District of Columbia			68,680,140
	Florida – 5.3%
	Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
5,000	5.000%, 10/01/24 (AMT)	No Opt. Call	A+	5,825,650
5,725	5.000%, 10/01/25 (AMT)	No Opt. Call	A+	6,825,001
2,295	5.000%, 10/01/26 (AMT)	10/25 at 100.00	A+	2,740,161
4,110	5.000%, 10/01/27 (AMT)	10/25 at 100.00	A+	4,892,462
	Broward County, Florida, Airport System Revenue Bonds, Series 2017:
1,585	5.000%, 10/01/21 (AMT)	No Opt. Call	A+	1,694,397
1,000	5.000%, 10/01/23 (AMT)	No Opt. Call	A+	1,135,180
156

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017:
$ 900	1.900%, 9/01/20 – AGM Insured	No Opt. Call	AA	$901,377
920	2.000%, 9/01/21 – AGM Insured	No Opt. Call	AA	923,790
1,185	2.125%, 9/01/22 – AGM Insured	No Opt. Call	AA	1,193,177
	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
5,030	5.000%, 6/01/20	12/19 at 100.00	AA	5,058,922
18,050	5.000%, 6/01/22	12/21 at 100.00	AA	19,462,773
10,480	5.000%, 6/01/25	12/24 at 100.00	AA	12,361,579
5,000	Florida Department of Transportation, Full Faith and Credit Right-of-Way Acquisition and Bridge Construction Bonds, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	AAA	5,688,200
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
26,750	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	No Opt. Call	N/R	24,944,375
26,750	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	1/25 at 105.00	N/R	24,877,500
26,755	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	1/25 at 105.00	N/R	24,882,150
5,005	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2018-2, 3.750%, 7/01/33	1/28 at 100.00	Aaa	5,503,348
12,810	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2019-1, 2.800%, 7/01/34	7/28 at 100.00	Aaa	13,201,730
5,880	Florida Municipal Power Agency, Power Supply Revenue Bonds, All Requirements Project, Refunding Series 2016A, 5.000%, 10/01/20	No Opt. Call	A+	6,093,091
2,655	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series 2011A, 5.000%, 10/01/20	No Opt. Call	A2	2,751,217
40,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Refunding Series 2012, 2.025%, 11/15/26 (Mandatory Put 11/15/22)	No Opt. Call	N/R	40,124,000
2,215	Hillsborough County School District, Florida, Sales Tax Revenue Refunding Bonds, Series 2015B, 5.000%, 10/01/20 – AGM Insured	No Opt. Call	AA	2,295,050
	Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2017:
3,120	5.000%, 10/01/23 – AGM Insured	No Opt. Call	AA	3,566,534
2,725	5.000%, 10/01/25 – AGM Insured	No Opt. Call	AA	3,284,879
2,295	5.000%, 10/01/26 – AGM Insured	No Opt. Call	AA	2,829,138
2,010	5.000%, 10/01/27 – AGM Insured	4/27 at 100.00	AA	2,497,023
2,850	5.000%, 10/01/28 – AGM Insured	4/27 at 100.00	AA	3,533,715
2,310	5.000%, 10/01/29 – AGM Insured	4/27 at 100.00	AA	2,854,652
2,525	Manatee County, Florida, Revenue Bonds, Refunding & Improvement Series 2013, 5.000%, 10/01/20	No Opt. Call	Aa1	2,617,264
355	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21, 144A (AMT)	6/20 at 100.00	BBB+	360,002
157

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
$ 3,040	5.000%, 7/01/20	No Opt. Call	A	$3,119,618
2,315	5.000%, 7/01/21	No Opt. Call	A	2,456,655
1,805	5.000%, 7/01/22	No Opt. Call	A	1,970,284
4,000	5.000%, 7/01/23	No Opt. Call	A	4,491,120
2,770	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2015D, 5.000%, 2/01/20	No Opt. Call	Aa3	2,803,628
1,880	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2010E, 5.000%, 4/01/20	No Opt. Call	AA	1,914,460
2,700	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010, 5.000%, 10/01/20	No Opt. Call	AA-	2,751,273
	Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A:
2,000	5.000%, 11/01/29 – AGM Insured	11/27 at 100.00	AA	2,489,560
9,215	5.000%, 11/01/30 – AGM Insured	11/27 at 100.00	AA	11,436,921
	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Refunding Series 2011:
85	5.000%, 10/01/25 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R (5)	91,146
4,915	5.000%, 10/01/25	10/21 at 100.00	AA+	5,274,631
	Port Saint Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2014:
550	5.000%, 9/01/20	No Opt. Call	AA-	568,216
500	5.000%, 9/01/22	No Opt. Call	AA-	550,605
510	5.000%, 9/01/23	No Opt. Call	AA-	578,391
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
1,280	5.000%, 8/15/21	No Opt. Call	AA-	1,365,696
440	5.000%, 8/15/22	No Opt. Call	AA-	484,128
1,760	5.000%, 8/15/23	No Opt. Call	AA-	1,995,576
2,000	5.000%, 8/15/24	No Opt. Call	AA-	2,330,400
5,500	5.000%, 8/15/25	No Opt. Call	AA-	6,569,695
5,780	Tampa Bay, Florida, Regional Water Supply Authority, Utility System Revenue Bonds, Series 2015A, 5.000%, 10/01/26	10/25 at 100.00	AA+	6,989,754
	Tampa, Florida, Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
865	5.000%, 9/01/20	No Opt. Call	A+	892,446
785	5.000%, 9/01/21	No Opt. Call	A+	838,788
545	Tampa, Florida, Revenue Bonds, University of Tampa, Refunding Series 2015, 5.000%, 4/01/21	No Opt. Call	A-	574,217
115	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (6)	5/22 at 100.00	N/R	98,952
165	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/17 (7)	No Opt. Call	N/R	2
158

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 460	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40	10/19 at 100.00	N/R	$392,352
280	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40	10/19 at 100.00	N/R	196,773
305	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)	10/19 at 100.00	N/R	3
284,855	Total Florida			298,143,627
	Georgia – 1.3%
15,250	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Vogtle Plant, First Series 2008, 1.650%, 11/01/48 (Mandatory Put 6/18/21)	No Opt. Call	A-	15,216,603
1,515	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Second Resolution Series 2013, 5.000%, 10/01/22	No Opt. Call	Aa3	1,680,635
8,000	Floyd County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Plant Hammond Project, First Series 2010, 2.350%, 7/01/22 (Mandatory Put 12/11/20)	No Opt. Call	A-	8,069,520
10,580	Georgia State, General Obligation Bonds, Series 2015A, 5.000%, 2/01/24	No Opt. Call	AAA	12,263,595
5,000	Georgia State, General Obligation Bonds, Series 2017A, 5.000%, 2/01/32	2/27 at 100.00	AAA	6,198,600
4,355	Georgia State, General Obligation Bonds, Tranche 1 Series 2016A, 5.000%, 2/01/25	No Opt. Call	AAA	5,200,306
6,015	Georgia State, General Obligation Bonds, Tranche 2 Series 2016A, 5.000%, 2/01/28	2/26 at 100.00	AAA	7,358,029
8,700	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	No Opt. Call	Aa1	9,799,158
2,000	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company - Scherer Plant, Series 2009-2, 2.350%, 10/01/48 (Mandatory Put 12/11/20)	No Opt. Call	A3	2,017,380
3,005	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U, 5.000%, 10/01/19	No Opt. Call	AA-	3,005,000
580	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding Series 2012C, 5.000%, 10/01/20	No Opt. Call	Baa1	599,140
65,000	Total Georgia			71,407,966
	Hawaii – 0.7%
17,130	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Series 2017A, 3.100%, 5/01/26 (AMT)	No Opt. Call	A-	17,930,142
	Hawaii State, General Obligation Bonds, Series 2013EH:
6,850	5.000%, 8/01/21 (ETM)	No Opt. Call	N/R (5)	7,315,937
65	5.000%, 8/01/21 (ETM)	No Opt. Call	N/R (5)	69,421
1,490	Hawaiian Electric Company Inc. and Its Subsidiaries, Special Purpose Revenue Bonds, Deparment of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (AMT)	No Opt. Call	A-	1,560,313
5,740	Honolulu City and County, Hawaii, General Obligation Bonds, Refunding Series 2017D, 5.000%, 9/01/30	9/27 at 100.00	Aa1	7,203,413
2,150	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond Resolution, Refunding Senior Series 2015B, 5.000%, 7/01/26	7/25 at 100.00	Aa2	2,587,762
33,425	Total Hawaii			36,666,988
159

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho – 0.9%
$ 5,095	Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE Trinity Helath Group, Series 2013ID, 1.250%, 12/01/48 (Mandatory Put 2/03/20)	No Opt. Call	AA-	$5,094,287
	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2018A:
4,500	5.000%, 3/01/25	No Opt. Call	A-	5,278,185
6,020	5.000%, 3/01/26	No Opt. Call	A-	7,228,996
4,320	5.000%, 3/01/27	No Opt. Call	A-	5,303,923
4,815	5.000%, 3/01/29	9/28 at 100.00	A-	5,969,348
4,880	5.000%, 3/01/31	9/28 at 100.00	A-	5,988,492
12,935	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Refunding Series 2016, 2.750%, 10/01/24	No Opt. Call	BBB-	13,469,345
42,565	Total Idaho			48,332,576
	Illinois – 10.3%
	Adams County School District 172, Quincy, Illinois, General Obligation Bonds, Series 2016:
250	4.000%, 2/01/20 – AGM Insured	No Opt. Call	AA	252,005
250	4.000%, 2/01/21 – AGM Insured	No Opt. Call	AA	257,295
580	4.000%, 2/01/22 – AGM Insured	No Opt. Call	AA	609,139
1,290	5.000%, 2/01/25 – AGM Insured	No Opt. Call	AA	1,495,562
1,455	5.000%, 2/01/27 – AGM Insured	2/26 at 100.00	AA	1,716,027
	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010:
275	5.000%, 11/01/20 (ETM)	No Opt. Call	N/R (5)	280,456
2,645	5.125%, 11/01/25 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (5)	2,752,599
421	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016, 2.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	421,404
	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016:
391	1.700%, 3/01/20 – BAM Insured	No Opt. Call	AA	390,894
237	1.700%, 3/01/20 – BAM Insured	No Opt. Call	AA	236,936
480	1.900%, 3/01/21 – BAM Insured	No Opt. Call	AA	479,333
295	2.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	295,283
19,250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A	12/27 at 100.00	BB-	25,004,595
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
5,000	5.000%, 12/01/19	No Opt. Call	BB	5,023,150
7,080	5.000%, 12/01/20	No Opt. Call	BB	7,312,153
8,340	5.000%, 12/01/21	No Opt. Call	BB	8,843,986
12,000	5.000%, 12/01/22	No Opt. Call	BB	13,008,840
160

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A:
$ 6,000	4.000%, 12/01/20	No Opt. Call	BB	$6,128,160
3,205	4.000%, 12/01/22	No Opt. Call	BB	3,377,076
4,800	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/22	No Opt. Call	BB	5,203,536
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A:
1,065	0.000%, 12/01/25	No Opt. Call	BB	893,546
1,455	0.000%, 12/01/26	No Opt. Call	BB	1,178,535
1,000	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2018A, 5.000%, 1/01/20 (AMT)	No Opt. Call	A	1,008,550
5,000	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Refunding Series 2013A, 5.000%, 1/01/21 (AMT)	No Opt. Call	A	5,215,950
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2015B:
2,755	5.000%, 1/01/20	No Opt. Call	A	2,779,602
1,885	5.000%, 1/01/21	No Opt. Call	A	1,970,014
5,000	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Third Lien Refunding Series 2010C, 5.250%, 1/01/30 – AGC Insured	1/20 at 100.00	AA	5,048,350
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
6,270	5.000%, 1/01/23	No Opt. Call	BBB+	6,763,324
7,445	5.000%, 1/01/24	No Opt. Call	BBB+	8,201,859
4,205	5.000%, 1/01/25	No Opt. Call	BBB+	4,719,944
1,840	5.000%, 1/01/26	No Opt. Call	BBB+	2,101,795
2,025	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/20	No Opt. Call	A+	2,085,710
	Cook County High School District 212 Leyden, Illinois, General Obligation Bonds, Limited Tax Series 2016C:
1,000	5.000%, 12/01/23	No Opt. Call	AA	1,133,190
1,800	5.000%, 12/01/25	12/24 at 100.00	AA	2,088,738
2,830	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds, Series 2016A, 5.000%, 12/01/22	No Opt. Call	AAA	3,145,771
4,750	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/22	11/20 at 100.00	AA-	4,948,217
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
3,445	5.000%, 11/15/27	11/22 at 100.00	AA-	3,752,087
3,000	5.000%, 11/15/33	11/22 at 100.00	AA-	3,227,460
2,940	Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A, 5.000%, 11/15/19	No Opt. Call	AA-	2,952,230
161

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	DuPage County School District 58 Downers Grove, Illinois, General Obligation Bonds, Limited Tax Capital Appreciation School Series 2018:
$ 1,000	0.000%, 12/15/26	No Opt. Call	Aa1	$871,710
1,050	0.000%, 12/15/27	No Opt. Call	Aa1	892,679
8,080	Grundy, Kendall, and Will Counties Community Consolidated School District 201, Minooka, Illinois, General Obligation Bonds, Refunding School Series 2019, 3.000%, 10/15/27	10/26 at 100.00	AA-	8,583,950
	Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding Series 2017:
760	1.800%, 3/01/20 – BAM Insured	No Opt. Call	AA	759,749
795	2.000%, 3/01/21 – BAM Insured	No Opt. Call	AA	794,221
835	2.200%, 3/01/22 – BAM Insured	No Opt. Call	AA	838,148
20,800	Illinois Development Finance Authority, Revenue Bonds, St Vincent de Paul Center Project, Series 2000A, 2.450%, 11/15/39 (Mandatory Put 3/03/26)	No Opt. Call	AA+	21,432,736
2,750	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 1998B, 1.875%, 7/01/25 (Mandatory Put 2/13/20)	No Opt. Call	AA+	2,755,088
19,475	Illinois Finance Authority, Gas Supply Refunding Revenue Bonds, The Peoples Gas Light and Coke Company Project, Series 2010B, 1.875%, 2/01/33 (Mandatory Put 8/01/20)	No Opt. Call	Aa3	19,499,538
11,300	Illinois Finance Authority, Midwestern Disaster Area Industrial Development Revenue Bonds, Cargill, Incorporated Project, Series 2012, 1.750%, 11/01/38 (Mandatory Put 11/01/21)	No Opt. Call	A	11,309,266
1,010	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2014, 5.000%, 8/01/20	No Opt. Call	AA	1,040,239
950	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Series 2010, 5.000%, 2/15/21 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R (5)	962,825
10,150	Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2012E-1, 2.250%, 11/15/42 (Mandatory Put 4/29/22)	No Opt. Call	AA+	10,359,800
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
4,145	5.000%, 2/15/20	No Opt. Call	AA+	4,195,030
5,605	5.000%, 2/15/21	No Opt. Call	AA+	5,881,551
5,430	5.000%, 2/15/22	No Opt. Call	AA+	5,900,021
4,000	5.000%, 2/15/23	No Opt. Call	AA+	4,488,400
8,665	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	AA+	9,558,102
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
770	5.000%, 9/01/20	No Opt. Call	AA+	795,218
350	5.000%, 9/01/21	No Opt. Call	AA+	374,189
770	5.000%, 9/01/22	No Opt. Call	AA+	850,488
620	5.000%, 9/01/23	No Opt. Call	AA+	705,678
2,240	5.000%, 9/01/24	No Opt. Call	AA+	2,622,525
865	5.000%, 9/01/25	9/24 at 100.00	AA+	1,011,756
162

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016:
$ 2,500	5.000%, 12/01/21	No Opt. Call	A3	$2,676,250
2,770	5.000%, 12/01/22	No Opt. Call	A3	3,051,016
	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A:
855	5.000%, 7/01/21	No Opt. Call	A	905,787
1,000	5.000%, 7/01/23	No Opt. Call	A	1,123,940
920	5.000%, 7/01/24	No Opt. Call	A	1,061,947
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A:
1,715	5.000%, 11/15/20	No Opt. Call	A	1,782,142
1,100	5.000%, 11/15/21	No Opt. Call	A	1,180,047
1,190	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 5.000%, 11/15/20	No Opt. Call	AA-	1,237,398
880	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc, Refunding Series 2017C, 5.000%, 3/01/25	No Opt. Call	AA-	1,028,201
	Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital, Series 2016A:
1,400	5.000%, 8/15/21	No Opt. Call	BBB	1,475,586
1,000	5.000%, 8/15/22	No Opt. Call	BBB	1,082,350
1,015	5.000%, 8/15/24	No Opt. Call	BBB	1,151,974
2,000	5.000%, 8/15/25	No Opt. Call	BBB	2,319,480
3,000	5.000%, 8/15/26	No Opt. Call	BBB	3,546,840
	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2014A:
1,045	5.000%, 10/01/19	No Opt. Call	AA+	1,045,000
2,220	5.000%, 10/01/20	No Opt. Call	AA+	2,300,675
5,345	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/20	No Opt. Call	AA+	5,539,237
3,690	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2018A, 3.500%, 8/01/31	8/27 at 100.00	AA	3,962,839
	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding Series 2015A:
4,035	5.000%, 2/01/20	No Opt. Call	A1	4,081,685
10,930	5.000%, 2/01/21	No Opt. Call	A1	11,439,229
5,070	5.000%, 2/01/22	No Opt. Call	A1	5,479,859
2,600	5.000%, 2/01/25	No Opt. Call	A1	3,057,652
5,000	Illinois State, General Obligation Bonds, December Series 2017A, 5.000%, 12/01/24	No Opt. Call	BBB	5,569,850
	Illinois State, General Obligation Bonds, February Series 2014:
1,390	5.000%, 2/01/20	No Opt. Call	BBB	1,403,386
4,175	5.000%, 2/01/22	No Opt. Call	BBB	4,432,305
3,320	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/21	No Opt. Call	BBB	3,436,134
163

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois State, General Obligation Bonds, November Series 2017D:
$ 5,335	5.000%, 11/01/21	No Opt. Call	BBB	$5,640,642
20,485	5.000%, 11/01/22	No Opt. Call	BBB	22,062,345
27,625	5.000%, 11/01/23	No Opt. Call	BBB	30,249,927
10,890	5.000%, 11/01/24	No Opt. Call	BBB	12,118,501
6,940	3.250%, 11/01/26	No Opt. Call	BBB	7,005,861
1,000	5.000%, 11/01/26	No Opt. Call	BBB	1,134,930
15,250	5.000%, 11/01/27	No Opt. Call	BBB	17,465,062
5,000	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/21	No Opt. Call	BBB	5,186,450
1,290	Illinois State, General Obligation Bonds, Refunding Series 2007B, 5.250%, 1/01/20	No Opt. Call	BBB	1,300,191
14,720	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/24	1/20 at 100.00	BBB	14,813,472
4,120	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/20	No Opt. Call	BBB	4,217,397
	Illinois State, General Obligation Bonds, Series 2013:
4,205	5.000%, 7/01/21	No Opt. Call	BBB	4,410,036
3,140	5.500%, 7/01/25	7/23 at 100.00	BBB	3,465,147
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
1,615	5.000%, 12/01/20	No Opt. Call	AA-	1,681,667
1,760	5.000%, 12/01/21	No Opt. Call	AA-	1,892,669
2,100	5.000%, 12/01/22	No Opt. Call	AA-	2,330,874
11,970	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA-	13,695,116
	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Refunding Series 2016:
2,520	5.000%, 1/01/26	No Opt. Call	AA+	3,029,090
5,055	5.000%, 1/01/27	1/26 at 100.00	AA+	6,047,094
	LaSalle and Bureau Counties High School District 120 LaSalle-Peru, Illinois, General Obligation Bonds, School Building Series 2017:
980	5.000%, 12/01/21 – BAM Insured	No Opt. Call	AA	1,052,569
1,000	5.000%, 12/01/22 – BAM Insured	No Opt. Call	AA	1,106,010
1,085	5.000%, 12/01/23 – BAM Insured	No Opt. Call	AA	1,232,321
1,235	5.000%, 12/01/26 – BAM Insured	No Opt. Call	AA	1,510,319
	Madison County Community Unit School District 7 Edwardsville, Illinois, General Obligation Bonds, Series 2017A:
3,225	4.000%, 12/01/19	No Opt. Call	AA	3,238,287
2,100	4.000%, 12/01/20	No Opt. Call	AA	2,161,299
164

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
$ 725	5.000%, 12/15/25	No Opt. Call	BBB	$823,578
1,925	5.000%, 12/15/26	No Opt. Call	BBB	2,221,508
360	5.000%, 12/15/27	No Opt. Call	BBB	420,131
1,945	5.000%, 12/15/28	12/27 at 100.00	BBB	2,259,993
650	5.000%, 12/15/30	12/27 at 100.00	BBB	746,454
	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2018:
280	2.300%, 3/01/21 – BAM Insured	No Opt. Call	AA	281,632
379	2.450%, 3/01/22 – BAM Insured	No Opt. Call	AA	383,544
373	2.850%, 3/01/24 – BAM Insured	No Opt. Call	AA	382,553
	North Barrington, Lake County, Illinois, Special Tax Bonds, Special Service Area 19, Refunding Series 2019:
1,000	4.000%, 2/01/33 – BAM Insured	2/28 at 100.00	AA	1,115,400
1,000	4.000%, 2/01/36 – BAM Insured	2/28 at 100.00	AA	1,106,600
1,895	4.000%, 2/01/40 – BAM Insured	2/28 at 100.00	AA	2,075,044
2,000	4.000%, 2/01/44 – BAM Insured	2/28 at 100.00	AA	2,169,820
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
6,025	5.250%, 6/01/20	No Opt. Call	A	6,170,745
280	5.250%, 6/01/21	No Opt. Call	A	296,828
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017:
4,250	5.000%, 6/01/22	No Opt. Call	A	4,627,655
2,015	5.000%, 6/01/23	No Opt. Call	A	2,257,908
2,525	5.000%, 6/01/24	No Opt. Call	A	2,906,881
5,920	5.000%, 6/01/25	No Opt. Call	A	6,987,790
1,895	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured	No Opt. Call	AA	1,959,695
	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017:
1,009	2.850%, 3/01/22 – BAM Insured	No Opt. Call	AA	1,024,347
1,133	3.200%, 3/01/24 – BAM Insured	No Opt. Call	AA	1,176,666
1,000	3.300%, 3/01/25 – BAM Insured	No Opt. Call	AA	1,051,250
1,258	3.450%, 3/01/26 – BAM Insured	No Opt. Call	AA	1,338,122
1,208	3.600%, 3/01/28 – BAM Insured	3/27 at 100.00	AA	1,298,672
	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Hospital Sisters Services, Inc Obligated Group, Series 2017A:
2,460	5.000%, 2/15/26	No Opt. Call	AA-	2,964,128
3,525	5.000%, 2/15/27	No Opt. Call	AA-	4,337,512
165

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
$ 2,495	5.000%, 3/01/20	No Opt. Call	A	$2,530,753
2,765	5.000%, 3/01/21	No Opt. Call	A	2,899,047
2,565	5.000%, 3/01/22	No Opt. Call	A	2,772,637
2,415	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012, 4.000%, 11/01/19	No Opt. Call	A+	2,419,637
	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013:
1,450	0.000%, 2/01/21	No Opt. Call	A+	1,411,140
6,220	0.000%, 2/01/22	No Opt. Call	A+	5,921,875
6,820	0.000%, 2/01/23	No Opt. Call	A+	6,339,736
542,944	Total Illinois			582,883,574
	Indiana – 3.5%
815	Carmel Local Public Improvement Bond Bank, Indiana, Multipurpose Revenue Bonds, Series 2016, 5.000%, 7/15/20	No Opt. Call	AA	838,880
1,965	Center Grove Multi-Facility School Building Corporation, Johnson County, Indiana, Ad Valorem Property Tax First Mortgage Bonds, Series 2019, 2.500%, 12/15/20	6/20 at 100.00	N/R	1,976,377
1,000	Gary, Indiana, Revenue Anticipation Notes, Series 2019, 5.000%, 2/25/20	No Opt. Call	N/R	994,180
	Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Refunding Series 2015D:
2,000	5.000%, 1/15/20	No Opt. Call	AA+	2,020,720
1,000	5.000%, 7/15/20	No Opt. Call	AA+	1,028,430
	Hobart Building Corporation, Indiana, First Mortgage Revenue Bonds, Refunding Series 2016:
1,540	4.000%, 7/15/20	No Opt. Call	AA+	1,570,307
1,590	4.000%, 1/15/21	No Opt. Call	AA+	1,641,452
2,200	5.000%, 1/15/22	No Opt. Call	AA+	2,379,168
13,000	Indiana Bond Bank, Advance Funding Program Notes, Series 2019A, 4.000%, 1/03/20	No Opt. Call	N/R	13,087,620
190	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc, Series 2009A, 6.000%, 10/01/21	10/19 at 100.00	B	190,272
2,120	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010, 5.000%, 3/01/20 (ETM)	No Opt. Call	N/R (5)	2,151,630
12,500	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Long Term Rate Series 2019B, 2.250%, 12/01/58 (Mandatory Put 7/01/25)	1/25 at 100.00	AA	13,011,000
10,500	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding 2015B, 1.650%, 12/01/42 (Mandatory Put 7/01/22)	1/22 at 100.00	AA	10,537,275
	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
1,075	4.000%, 10/01/20	No Opt. Call	A	1,097,414
435	4.000%, 10/01/21	No Opt. Call	A	453,274
145	5.000%, 10/01/23	No Opt. Call	A	161,969
166

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A:
$ 30	5.000%, 5/01/20	No Opt. Call	N/R	$30,627
735	5.000%, 5/01/20	No Opt. Call	AA-	750,538
65	5.000%, 5/01/21	No Opt. Call	N/R	68,676
1,935	5.000%, 5/01/21	No Opt. Call	AA-	2,046,321
	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A:
375	5.000%, 10/01/19	No Opt. Call	AA	375,000
785	5.000%, 10/01/20	No Opt. Call	AA	812,813
	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2015A:
680	5.000%, 10/01/20	No Opt. Call	AA	704,092
690	5.000%, 10/01/23	No Opt. Call	AA	786,441
1,000	5.000%, 10/01/24	No Opt. Call	AA	1,173,010
1,800	5.000%, 10/01/25	10/24 at 100.00	AA	2,114,118
1,240	5.000%, 10/01/26	10/24 at 100.00	AA	1,454,359
800	5.000%, 10/01/27	10/24 at 100.00	AA	937,584
3,065	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A-10, 1.500%, 11/01/27 (Mandatory Put 5/01/20)	No Opt. Call	AA	3,066,931
2,700	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A-4, 1.500%, 10/01/27 (Mandatory Put 5/01/20)	No Opt. Call	AA+	2,701,701
10,000	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2011A-1, 2.000%, 11/15/36 (Mandatory Put 2/01/23)	No Opt. Call	AA+	10,179,800
260	Indiana State University Board of Trustees, Indiana State University Housing and Dining System Revenue Bonds, Series 2014, 4.000%, 4/01/22	No Opt. Call	AA-	277,464
3,690	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006, 5.500%, 1/01/20 – NPFG Insured	No Opt. Call	AA	3,728,671
8,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/24 – NPFG Insured	No Opt. Call	AA	9,393,440
10,215	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2017A, 5.000%, 8/15/25	No Opt. Call	AA	12,309,994
	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
285	5.000%, 10/01/19	No Opt. Call	A	285,000
350	5.000%, 10/01/20	No Opt. Call	A	361,799
450	5.000%, 10/01/21	No Opt. Call	A	482,351
460	5.000%, 10/01/22	No Opt. Call	A	506,294
710	5.000%, 10/01/23	No Opt. Call	A	803,322
420	5.000%, 10/01/24	No Opt. Call	A	487,817
505	5.000%, 10/01/25	10/24 at 100.00	A	585,709
760	5.000%, 10/01/26	10/24 at 100.00	A	880,635
167

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2016A:
$ 1,910	5.000%, 10/01/21	No Opt. Call	A	$2,047,310
4,400	5.000%, 10/01/22	No Opt. Call	A	4,842,816
10,000	5.000%, 10/01/23	No Opt. Call	A	11,314,400
12,500	Mount Vernon, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company Project, Refunding Series 2015, 2.375%, 9/01/55 (Mandatory Put 9/01/20) (AMT)	No Opt. Call	A1	12,502,625
1,000	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2015A, 5.000%, 1/01/22	No Opt. Call	A	1,075,460
2,500	Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating Company Project, Refunding Series 1995A, 1.350%, 7/01/25 (Mandatory Put 9/01/22)	No Opt. Call	A-	2,482,850
2,750	Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating Company Project, Refunding Series 1995B, 1.350%, 7/01/25 (Mandatory Put 9/01/22)	No Opt. Call	A-	2,731,135
2,665	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company Project, Series 2008D, 2.050%, 4/01/25 (Mandatory Put 6/01/21)	No Opt. Call	A-	2,684,641
13,000	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company, Series 2002A, 2.750%, 6/01/25	No Opt. Call	A-	13,604,240
	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
800	5.000%, 2/01/20	No Opt. Call	A	809,256
640	5.000%, 2/01/21	No Opt. Call	A	669,818
1,595	4.000%, 2/01/24	No Opt. Call	A	1,750,576
7,500	Warrick County, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company, Series 2015, 2.375%, 9/01/55 (Mandatory Put 9/01/20) (AMT)	No Opt. Call	A1	7,501,575
10,000	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2015, 5.000%, 11/01/45 (Mandatory Put 11/01/22) (AMT)	No Opt. Call	A1	10,985,000
10,320	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2016A, 5.000%, 3/01/46 (Mandatory Put 3/01/23) (AMT)	No Opt. Call	A1	11,426,614
1,255	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Refunding Series 2014B, 4.000%, 1/15/20	No Opt. Call	AA	1,264,438
186,915	Total Indiana			198,137,229
	Iowa – 0.6%
	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
1,380	5.000%, 1/01/20 – AGM Insured (ETM)	No Opt. Call	AA (5)	1,392,627
1,245	5.000%, 1/01/22 – AGM Insured (Pre-refunded 1/01/21)	1/21 at 100.00	AA (5)	1,302,257
3,215	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	12/20 at 103.00	B+	3,261,939
4,900	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B+	5,348,399
168

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016:
$ 2,000	5.875%, 12/01/26, 144A	10/19 at 105.00	B+	$2,102,700
4,775	5.875%, 12/01/27, 144A	10/19 at 105.00	B+	5,019,910
9,730	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/25 at 103.00	B+	10,417,619
2,220	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2019D, 2.450%, 7/01/34	1/29 at 100.00	AAA	2,190,141
29,465	Total Iowa			31,035,592
	Kansas – 0.2%
	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A:
1,090	5.000%, 1/01/20 (ETM)	No Opt. Call	N/R (5)	1,099,428
185	5.000%, 1/01/20	No Opt. Call	AA-	186,661
1,295	5.000%, 1/01/23 (Pre-refunded 1/01/20)	1/20 at 100.00	N/R (5)	1,306,202
200	5.000%, 1/01/23	1/20 at 100.00	AA-	201,830
	Topeka Public Building Commission, Kansas, Revenue Bonds, Kansas Department of Administration - 10th and Jackson Projects, Series 2007A:
2,245	5.000%, 6/01/25 – NPFG Insured	10/19 at 101.00	A+	2,274,140
2,945	5.000%, 6/01/26 – NPFG Insured	10/19 at 101.00	A+	2,983,138
2,000	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A, 5.000%, 9/01/20	No Opt. Call	A	2,065,320
9,960	Total Kansas			10,116,719
	Kentucky – 2.6%
6,000	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Series 2004A, 1.750%, 10/01/34 (Mandatory Put 9/01/26) (AMT)	No Opt. Call	A1	5,968,740
13,000	Carroll County, Kentucky, Pollution Control Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2016A, 1.550%, 9/01/42 (Mandatory Put 9/01/26)	No Opt. Call	A1	12,933,570
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
1,500	5.000%, 6/01/21	No Opt. Call	Baa3	1,568,835
1,375	5.000%, 6/01/22	No Opt. Call	Baa3	1,475,169
6,000	5.000%, 6/01/24	No Opt. Call	Baa3	6,743,580
4,200	5.000%, 6/01/25	No Opt. Call	Baa3	4,822,734
9,705	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009B, 2.700%, 5/01/39 (Mandatory Put 11/10/21)	No Opt. Call	BBB+	9,907,252
6,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 112, Refunding Series 2016B, 5.000%, 11/01/19	No Opt. Call	A1	6,016,920
169

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A:
$ 5,025	5.000%, 12/01/19 (ETM)	No Opt. Call	BBB+ (5)	$5,053,793
2,100	3.500%, 12/01/20 (ETM)	No Opt. Call	BBB+ (5)	2,147,754
3,025	5.000%, 12/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (5)	3,302,907
2,970	5.000%, 12/01/24 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (5)	3,242,854
6,130	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Refunding Series 2007A, 1.650%, 6/01/33 (Mandatory Put 6/01/21)	No Opt. Call	A1	6,152,068
7,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 2.550%, 11/01/27 (Mandatory Put 5/03/21) (AMT)	No Opt. Call	A1	7,631,250
18,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A, 1.750%, 2/01/35 (Mandatory Put 7/01/26)	No Opt. Call	A1	18,007,560
3,325	Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Refunding Series 2016, 4.000%, 9/01/27	No Opt. Call	A1	3,799,344
	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc Project, Improvement and Refunding Series 2011:
60	6.000%, 3/01/20 (ETM)	No Opt. Call	Baa2 (5)	61,151
1,090	6.000%, 3/01/20	No Opt. Call	Baa2	1,108,083
420	6.000%, 3/01/21 (ETM)	No Opt. Call	Baa2 (5)	447,376
800	6.000%, 3/01/21	No Opt. Call	Baa2	844,952
12,750	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	No Opt. Call	A3	13,863,840
6,470	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	No Opt. Call	A1	7,153,491
5,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-1, 4.000%, 12/01/49 (Mandatory Put 6/01/25)	No Opt. Call	A	5,533,000
8,050	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 2.550%, 11/01/27 (Mandatory Put 5/03/21) (AMT)	No Opt. Call	A1	8,190,875
6,765	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2002A, 2.300%, 9/01/26 (Mandatory Put 9/01/21)	No Opt. Call	A1	6,873,511
4,915	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2013, 5.000%, 4/01/23	No Opt. Call	A+	5,350,764
142,175	Total Kentucky			148,201,373
	Louisiana – 5.0%
2,140	East Baton Rouge Parish, Louisiana, Sales Tax Revenue Bonds, Road & Street Improvement, Refunding Series 2015, 5.000%, 8/01/22	No Opt. Call	AA-	2,349,891
2,070	Ernest N Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Refunding Series 2014, 5.000%, 7/15/20	No Opt. Call	AA+	2,128,519
170

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2015:
$ 2,095	5.000%, 6/01/20	No Opt. Call	A1	$2,143,772
2,075	5.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	2,195,973
2,595	5.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	2,835,556
	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A:
33,390	5.000%, 6/01/23	No Opt. Call	A1	37,605,487
9,000	5.000%, 6/01/24	No Opt. Call	A1	10,431,450
2,245	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Parish Road Improvements Project, Series 2015, 5.000%, 8/01/24	No Opt. Call	AA	2,607,343
180	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Livingston Parish North Park Project, Series 2008, 6.100%, 10/01/19	No Opt. Call	AA-	180,000
24,935	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	26,556,772
	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Womans Hospital Foundation Project, Refunding Series 2017A:
1,000	3.000%, 10/01/22	No Opt. Call	A	1,041,090
1,800	5.000%, 10/01/23	No Opt. Call	A	2,035,836
1,070	5.000%, 10/01/24	No Opt. Call	A	1,243,329
3,000	4.000%, 10/01/25	No Opt. Call	A	3,405,630
29,790	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2015A-1 Fixed Rate Mode, 5.000%, 6/01/45 (Mandatory Put 6/01/25)	No Opt. Call	A+	35,022,316
7,165	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2015A-3 Term Rate Mode, 5.000%, 6/01/45 (Mandatory Put 6/01/23)	No Opt. Call	A+	8,020,573
5,015	Louisiana Public Facilities Authority, Revenue Bonds, Hurricane Recovery Program, Refunding Series 2014, 5.000%, 6/01/20	No Opt. Call	A1	5,138,168
1,040	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/22	No Opt. Call	A3	1,127,277
1,650	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Refunding Series 2016A, 5.000%, 12/15/21	No Opt. Call	A	1,779,179
	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc- Student Housing Project, Refunding Series 2014:
710	5.000%, 9/01/21 – AGM Insured	No Opt. Call	AA	758,514
580	5.000%, 9/01/22 – AGM Insured	No Opt. Call	AA	638,876
1,445	5.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	1,635,827
1,565	5.000%, 9/01/24 – AGM Insured	No Opt. Call	AA	1,819,328
171

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
$ 1,115	5.000%, 7/01/20	No Opt. Call	AA-	$1,144,626
7,265	5.000%, 7/01/26	7/23 at 100.00	AA-	8,173,924
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017C:
2,520	5.000%, 5/01/29	11/27 at 100.00	AA-	3,162,071
3,000	5.000%, 5/01/30	11/27 at 100.00	AA-	3,749,280
3,070	5.000%, 5/01/31	11/27 at 100.00	AA-	3,820,983
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1:
95	5.000%, 5/01/20	No Opt. Call	Aa2	96,992
3,570	5.000%, 5/01/21	No Opt. Call	Aa2	3,773,633
7,000	Louisiana State, General Obligation Bonds, Refunding Series 2014C, 5.000%, 8/01/22	No Opt. Call	AA-	7,702,940
6,245	Louisiana State, General Obligation Bonds, Series 2015A, 5.000%, 5/01/23	No Opt. Call	AA-	7,030,246
	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012:
2,860	5.000%, 12/01/19	No Opt. Call	AA-	2,876,760
2,500	5.000%, 12/01/20	No Opt. Call	AA-	2,603,800
3,600	5.000%, 12/01/21	No Opt. Call	AA-	3,868,164
	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
1,025	4.000%, 12/01/19	No Opt. Call	AA-	1,029,346
1,500	5.000%, 12/01/20	No Opt. Call	AA-	1,562,280
2,000	5.000%, 12/01/21	No Opt. Call	AA-	2,148,980
7,900	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A+	8,244,282
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
1,000	5.000%, 6/01/24	No Opt. Call	A	1,147,850
525	5.000%, 6/01/26	6/25 at 100.00	A	616,040
1,100	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/19	No Opt. Call	A-	1,106,160
6,410	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	6,759,665
20,535	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23) (WI/DD, Settling 10/01/19)	No Opt. Call	BBB	20,591,471
18,000	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-2, 2.100%, 6/01/37 (Mandatory Put 7/01/24) (WI/DD, Settling 10/01/19)	No Opt. Call	BBB	18,090,540
13,015	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37 (Mandatory Put 7/01/26) (WI/DD, Settling 10/01/19)	No Opt. Call	BBB	13,122,374
2,295	Shreveport, Louisiana, General Obligation Bonds, Series 2014, 5.000%, 9/01/21	No Opt. Call	A	2,442,362
172

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Shreveport, Louisiana, Revenue Bonds, Independence Stadium Project, Refunding Series 2016:
$ 1,000	3.000%, 3/01/21 – BAM Insured	No Opt. Call	AA	$1,021,040
1,000	5.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	1,083,680
	Terrebonne Levee and Conservation District, Louisiana, Public Improvement Sales Tax Bonds, Series 2013:
1,710	5.000%, 7/01/21	No Opt. Call	A+	1,817,388
1,680	5.000%, 7/01/22	No Opt. Call	A+	1,832,897
260,090	Total Louisiana			283,320,480
	Maryland – 0.5%
8,795	Maryland Economic Development Corporation, Pollution Control Revenue Bonds, Potomac Electric Power Company, Refunding Series 2019, 1.700%, 9/01/22	No Opt. Call	A-	8,844,867
8,155	Maryland Economic Development Corporation, Revenue Bonds, Constellation Energy Group, Inc Projects, Adjustable Mode, Refunding Series 2006B, 2.550%, 12/01/25 (Mandatory Put 6/01/20)	No Opt. Call	BBB+	8,217,223
660	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016, 4.000%, 6/01/20 – AGM Insured	No Opt. Call	AA	671,200
	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
540	5.000%, 7/01/21	No Opt. Call	A-	572,238
1,000	5.000%, 7/01/22	No Opt. Call	A-	1,093,270
250	5.000%, 7/01/23	No Opt. Call	A-	280,985
500	5.000%, 7/01/24	No Opt. Call	A-	576,900
4,400	Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2018B, 5.000%, 11/01/29	11/28 at 100.00	AAA	5,720,264
1,895	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 45 Series 2017C-3, 2.500%, 11/01/24	10/19 at 100.00	BB	1,895,815
1,470	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 70 Series 2017C-2, 3.000%, 11/01/25	5/20 at 100.00	BB	1,477,997
845	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 85 Series 2017C-1, 3.500%, 11/01/26	5/20 at 100.00	BB	851,295
28,510	Total Maryland			30,202,054
	Massachusetts – 1.6%
3,825	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Refunding Senior Lien Series 2010B, 5.000%, 1/01/23	1/20 at 100.00	A+	3,860,305
173

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
$ 375	5.000%, 7/01/20	No Opt. Call	BB	$382,556
555	5.000%, 7/01/21	No Opt. Call	BB	580,663
690	5.000%, 7/01/22	No Opt. Call	BB	738,921
625	5.000%, 7/01/23	No Opt. Call	BB	683,119
735	5.000%, 7/01/24	No Opt. Call	BB	818,474
795	5.000%, 7/01/25	7/24 at 100.00	BB	885,240
1,500	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-1, 5.000%, 7/01/25	No Opt. Call	A	1,786,050
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2:
2,775	5.000%, 7/01/29	7/28 at 100.00	A	3,447,160
2,750	5.000%, 7/01/30	7/28 at 100.00	A	3,441,048
2,495	5.000%, 7/01/31	7/28 at 100.00	A	3,108,471
2,100	5.000%, 7/01/32	7/28 at 100.00	A	2,605,344
	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A:
825	5.000%, 7/01/20	No Opt. Call	BBB+	845,361
1,300	5.000%, 7/01/21	No Opt. Call	BBB+	1,374,126
815	5.000%, 7/01/23	No Opt. Call	BBB+	910,966
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series 2010C, 5.000%, 7/01/20 (ETM)	No Opt. Call	N/R (5)	1,027,250
20,105	Massachusetts State, General Obligation Bonds, Consolidated Loan Series 2014D-1, 1.050%, 8/01/43 (Mandatory Put 7/01/20)	No Opt. Call	Aa1	20,045,288
14,000	Massachusetts State, General Obligation Bonds, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	Aa1	15,904,840
17,000	Massachusetts State, General Obligation Bonds, Series 2019B, 5.000%, 1/01/21	No Opt. Call	Aa1	17,792,710
9,600	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2012A, 4.000%, 6/01/33	6/21 at 100.00	AA+	9,994,656
83,865	Total Massachusetts			90,232,548
	Michigan – 1.4%
1,500	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation Bonds, Building Authority Stadium Refunding Series 2012, 5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA	1,500,000
1,100	Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/21	No Opt. Call	AA-	1,168,882
1,835	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A-MI, 5.000%, 12/01/21	No Opt. Call	AA-	1,975,763
15,125	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding Series 2010F-1, 4.000%, 11/15/47 (Mandatory Put 6/01/23)	No Opt. Call	AA+	16,496,838
6,200	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2018A, 3.550%, 10/01/33	10/27 at 100.00	AA	6,656,134
174

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Fixed Rate Series 2018C:
$ 3,505	3.550%, 6/01/29	12/27 at 100.00	AA+	$3,865,840
3,825	3.650%, 6/01/30	12/27 at 100.00	AA+	4,208,303
3,810	3.700%, 12/01/30	12/27 at 100.00	AA+	4,187,800
1,805	3.350%, 12/01/34	6/28 at 100.00	AA+	1,917,036
5,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2016A, 3.100%, 12/01/31	6/26 at 100.00	AA+	5,229,050
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2008C:
1,000	5.000%, 12/01/19	No Opt. Call	AA-	1,005,930
1,000	5.000%, 12/01/20	No Opt. Call	AA-	1,041,990
1,000	5.000%, 12/01/21	No Opt. Call	AA-	1,076,710
6,030	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/20	11/19 at 100.00	AA+	6,047,849
8,485	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit Edison Company, Series 1995CC, 1.450%, 9/01/30 (Mandatory Put 9/01/21)	No Opt. Call	Aa3	8,437,229
8,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detriot Edison Project, Refunding Series 2008, 1.450%, 8/01/29 (Mandatory Put 9/01/21)	No Opt. Call	Aa3	7,954,960
1,000	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, Refunding Series 2012A, 5.000%, 5/01/21	No Opt. Call	Aa1	1,058,660
1,000	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, School Building & Site Series 2013A, 5.000%, 5/01/20	No Opt. Call	AA	1,021,560
2,525	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/22	No Opt. Call	A+	2,785,883
73,745	Total Michigan			77,636,417
	Minnesota – 0.6%
	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A:
745	4.000%, 2/01/23	2/20 at 100.00	AAA	751,712
1,615	5.000%, 2/01/25	2/20 at 100.00	AAA	1,634,558
1,690	5.000%, 2/01/26	2/20 at 100.00	AAA	1,710,398
1,680	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A, 5.000%, 1/01/24	No Opt. Call	A+	1,931,849
2,500	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Refunding Series 2008C-1, 5.500%, 2/15/25 – AGC Insured	2/20 at 100.00	AA	2,537,575
19,420	Minnesota State, 911 Revenue Bonds, Public Safety Radio Communication System Project, Series 2016, 5.000%, 6/01/20	No Opt. Call	AA+	19,899,674
895	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 5.000%, 1/01/23	No Opt. Call	A-	995,598
2,880	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/22	No Opt. Call	AA-	3,138,826
31,425	Total Minnesota			32,600,190
175

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Mississippi – 0.8%
$ 1,000	Lowndes County, Mississippi, Solid Waste Disposal and Pollution Control Refunding Revenue Bonds (Weyerhaeuser Company Project), Series 1992A, 6.800%, 4/01/22	No Opt. Call	BBB	$1,103,490
6,865	Mississippi Business Finance Corporation, Pollution Control Revenue, Mississippi Power, Series 2002, 3.200%, 9/01/28	3/24 at 100.00	A-	7,042,666
9,385	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 2.750%, 12/01/40 (Mandatory Put 12/09/21)	No Opt. Call	A-	9,530,092
20,430	Mississippi Business Finance Corporation, Revenue Bonds, System Energy Resources, Inc Project, Refunding Series 2019, 2.500%, 4/01/22	4/21 at 100.00	BBB+	20,478,011
3,680	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2015A, 5.000%, 9/01/24	No Opt. Call	BBB+	4,180,848
41,360	Total Mississippi			42,335,107
	Missouri – 1.3%
	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A:
745	3.000%, 11/01/20	No Opt. Call	N/R	750,923
765	4.000%, 11/01/22	No Opt. Call	N/R	795,807
755	4.000%, 11/01/23	No Opt. Call	N/R	790,583
325	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A, 5.000%, 3/01/20	No Opt. Call	BBB-	329,085
	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2011B:
2,520	4.000%, 5/01/23 (Pre-refunded 5/01/21)	5/21 at 100.00	AAA	2,629,318
2,695	4.000%, 5/01/24 (Pre-refunded 5/01/21)	5/21 at 100.00	AAA	2,811,909
24,750	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Market-Adjusted Tax Exempt Securities Series 1992, 1.600%, 12/01/22	6/21 at 100.50	A	24,626,498
5,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A, 2.900%, 9/01/33	7/27 at 102.00	A	5,121,550
10,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	10,243,500
5,130	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%, 9/01/33	6/27 at 102.00	A	5,188,533
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013:
440	5.000%, 5/01/20	No Opt. Call	BBB	447,238
1,000	5.000%, 5/01/21	No Opt. Call	BBB	1,043,290
2,545	4.000%, 5/01/22	No Opt. Call	BBB	2,654,740
1,320	5.000%, 5/01/23	No Opt. Call	BBB	1,439,526
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A:
2,420	5.000%, 1/01/25	No Opt. Call	A	2,850,373
5,000	5.000%, 1/01/26	1/25 at 100.00	A	5,882,600
176

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Refunding Series 2015:
$ 1,700	5.000%, 7/01/20	No Opt. Call	A	$1,745,815
1,725	5.000%, 7/01/21	No Opt. Call	A	1,835,797
1,000	5.000%, 7/01/22	No Opt. Call	A	1,097,530
1,085	5.000%, 7/01/23	No Opt. Call	A	1,226,668
70,920	Total Missouri			73,511,283
	Montana – 0.6%
30,720	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2016, 2.000%, 8/01/23	No Opt. Call	A	31,219,507
	Lewis and Clark County School District 9 East Helena, Montana, General Obligation Bonds, Refunding Series 2018:
1,000	5.000%, 7/01/27	No Opt. Call	A+	1,250,020
1,055	5.000%, 7/01/28	No Opt. Call	A+	1,342,245
1,335	5.000%, 7/01/29	7/28 at 100.00	A+	1,692,713
34,110	Total Montana			35,504,485
	Nebraska – 1.0%
8,000	Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds, Series 2018A, 5.000%, 3/01/50 (Mandatory Put 1/01/24)	No Opt. Call	A	8,949,360
4,590	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/21	No Opt. Call	BBB+	4,821,336
1,000	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/22	No Opt. Call	A	1,103,010
1,000	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 3.500%, 11/01/27	11/21 at 100.00	A-	1,027,000
2,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019A, 3.150%, 9/01/34	3/28 at 100.00	AA+	2,109,420
1,730	Nebraska Public Power District, General Revenue Bonds, Series 2015A-2, 5.000%, 1/01/24	1/22 at 100.00	A+	1,868,538
1,645	Papio-Missouri River Natural Resources District, Nebraska, Flood Protection and Water Quality Enhancement Revenue Bonds, Series 2017, 5.000%, 12/15/22	6/22 at 100.00	AA	1,806,572
2,500	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/20	No Opt. Call	A2	2,521,825
3,130	University of Nebraska Facilities Corporation, UNMC Cancer Center Bonds, Series 2014A, 5.000%, 2/15/21	No Opt. Call	Aa1	3,290,162
29,505	Washington County, Nebraska, Wastewater and Solid Waste Disposal Facilities Revenue Bonds, Cargill Inc Project, Series 2012, 2.375%, 9/01/30 (Mandatory Put 9/01/20) (AMT)	No Opt. Call	A	29,687,341
55,100	Total Nebraska			57,184,564
	Nevada – 0.4%
	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
1,000	5.000%, 7/01/20 (AMT)	No Opt. Call	A+	1,026,270
2,000	5.000%, 7/01/21 (AMT)	No Opt. Call	A+	2,122,720
177

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$ 10,280	Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien Notes Series 2018A, 5.000%, 7/01/21	No Opt. Call	A+	$10,936,584
3,840	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017, 1.600%, 1/01/36 (Mandatory Put 5/21/20)	No Opt. Call	A+	3,842,150
5,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C, 5.000%, 6/01/24	6/21 at 100.00	AA+	5,306,450
22,120	Total Nevada			23,234,174
	New Hampshire – 0.2%
10,055	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds, United Illuminating Company, Refunding Series 2003A, 2.800%, 10/01/33 (Mandatory Put 10/02/23)	No Opt. Call	A	10,521,451
	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Series 2016:
600	5.000%, 10/01/19	No Opt. Call	A-	600,000
1,265	5.000%, 10/01/20	No Opt. Call	A-	1,306,100
1,185	5.000%, 10/01/21	No Opt. Call	A-	1,263,400
13,105	Total New Hampshire			13,690,951
	New Jersey – 4.5%
3,890	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	10/19 at 100.00	Baa2	3,903,576
1,950	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT)	No Opt. Call	BBB-	2,125,461
	Gloucester Township, New Jersey, General Obligation Bonds, Series 2019:
3,640	2.000%, 2/01/26 – BAM Insured	No Opt. Call	AA	3,678,620
3,975	2.000%, 2/01/27 – BAM Insured	No Opt. Call	AA	3,990,860
	Millville, New Jersey, General Obligation Bonds, Improvement Series 2011:
1,445	5.000%, 11/01/19 – AGM Insured	No Opt. Call	AA	1,449,292
920	5.000%, 11/01/20 – AGM Insured	No Opt. Call	AA	956,598
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
10,990	5.000%, 6/15/20	No Opt. Call	BBB+	11,243,539
2,825	5.000%, 6/15/21	No Opt. Call	BBB+	2,978,595
1,425	5.000%, 6/15/22	No Opt. Call	BBB+	1,544,344
520	5.000%, 6/15/22	No Opt. Call	AA	564,990
6,565	5.000%, 6/15/23	6/22 at 100.00	BBB+	7,098,669
4,520	5.000%, 6/15/24	6/22 at 100.00	BBB+	4,877,396
8,600	5.000%, 6/15/25	6/22 at 100.00	BBB+	9,260,824
6,000	5.000%, 6/15/26	6/22 at 100.00	BBB+	6,451,500
775	4.250%, 6/15/27	6/22 at 100.00	BBB+	816,261
5,740	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BBB+	5,893,315
25,320	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/21	No Opt. Call	A-	26,746,529
178

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 17,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 5.000%, 6/15/22	No Opt. Call	A-	$18,466,080
	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B:
5,000	5.000%, 11/01/20	No Opt. Call	A-	5,178,600
5,000	5.000%, 11/01/21	No Opt. Call	A-	5,344,550
1,055	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University Issue, Series 2007A, 5.250%, 7/01/21 – AGC Insured	No Opt. Call	AA	1,106,938
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
575	4.000%, 6/15/20	No Opt. Call	A+	584,798
14,500	3.000%, 6/15/21	No Opt. Call	A+	14,854,235
2,100	5.000%, 6/15/21	No Opt. Call	A+	2,221,611
14,880	3.000%, 6/15/22	No Opt. Call	A+	15,420,739
1,165	5.000%, 6/15/22	No Opt. Call	A+	1,268,697
3,525	5.000%, 6/15/24	No Opt. Call	A+	4,039,932
5,045	5.000%, 6/15/28	6/26 at 100.00	A+	5,971,161
2,715	5.000%, 6/15/29	6/26 at 100.00	A+	3,203,103
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB:
1,340	5.000%, 6/15/31 (WI/DD, Settling 10/03/19)	12/28 at 100.00	A-	1,596,918
7,780	5.000%, 6/15/32 (DD1, Settling 10/03/19)	12/28 at 100.00	A-	9,230,970
1,125	Parsippany-Troy Hills Township, New Jersey, General Obligation Bonds, Refunding Series 2012, 4.000%, 7/15/20	No Opt. Call	AA	1,149,199
1,700	Passaic Valley Sewer Commissioners, New Jersey, Sewer Revenue Bonds, Series 2010G, 5.750%, 12/01/22	No Opt. Call	A2	1,916,614
4,215	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	BBB	4,559,661
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
2,345	5.000%, 6/01/22	No Opt. Call	A	2,553,986
1,325	5.000%, 6/01/23	No Opt. Call	A	1,482,728
6,250	5.000%, 6/01/24	No Opt. Call	A	7,175,312
2,040	5.000%, 6/01/25	No Opt. Call	A	2,396,674
5,000	5.000%, 6/01/26	No Opt. Call	A	5,996,950
5,905	5.000%, 6/01/29	6/28 at 100.00	A-	7,278,562
2,005	4.000%, 6/01/37	6/28 at 100.00	A-	2,163,255
13,725	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 3.200%, 6/01/27	No Opt. Call	BBB+	14,037,793
6,795	Toms River Board of Education, Ocean County, New Jersey, General Obligation Bonds, Refunding Regional Schools Series 2019, 2.250%, 7/15/28	7/26 at 100.00	AA-	6,877,899
179

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	Union County, New Jersey, General Obligation Bonds, Refunding Series 2017:
$ 6,695	3.000%, 3/01/28	9/25 at 100.00	Aaa	$7,180,722
6,105	3.000%, 3/01/29	9/25 at 100.00	Aaa	6,541,080
236,010	Total New Jersey			253,379,136
	New Mexico – 1.5%
11,060	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan and Four Corners Projects, Refunding Series 2016A, 1.875%, 4/01/33 (Mandatory Put 10/01/21)	No Opt. Call	BBB+	11,094,065
26,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan and Four Corners Projects, Refunding Series 2016B, 1.875%, 4/01/33 (Mandatory Put 10/01/21)	No Opt. Call	BBB+	26,080,080
4,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010B, 2.125%, 6/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB+	4,036,800
7,285	Farmington, New Mexico, Pollution Control Revenue Bonds, Southern California Edison Company - Four Corners Project, Refunding Series 2005A, 1.875%, 4/01/29 (Mandatory Put 4/01/20)	No Opt. Call	A-	7,289,517
11,120	Farmington, New Mexico, Pollution Control Revenue Bonds, Southern California Edison Company - Four Corners Project, Refunding Series 2005B, 1.875%, 4/01/29 (Mandatory Put 4/01/20)	No Opt. Call	A-	11,126,894
2,440	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019D, 2.800%, 7/01/34	1/29 at 100.00	Aaa	2,510,248
6,315	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding & Aquisition Sub-Series 2019A, 5.000%, 11/01/39 (Mandatory Put 5/01/25)	No Opt. Call	Aa2	7,365,753
	San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Series 2015A:
1,305	5.000%, 6/15/20	No Opt. Call	A+	1,338,082
1,455	5.000%, 6/15/21	No Opt. Call	A+	1,544,322
1,510	5.000%, 6/15/22	No Opt. Call	A+	1,648,603
1,565	5.000%, 6/15/23	No Opt. Call	A+	1,756,775
1,625	5.000%, 6/15/24	No Opt. Call	A+	1,875,087
1,690	5.000%, 6/15/25	No Opt. Call	A+	2,006,892
1,760	5.000%, 6/15/26	6/25 at 100.00	A+	2,088,099
79,130	Total New Mexico			81,761,217
	New York – 5.8%
1,275	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2012-1, 5.000%, 7/01/23	1/22 at 100.00	AA	1,382,725
500	Dormitory Authority of the State of New York, Revenue Bonds, Northwell Healthcare Inc, Series 2019B-3, 5.000%, 5/01/48 (Mandatory Put 5/01/26)	11/25 at 100.00	A-	595,100
355	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2014, 5.000%, 7/01/23	No Opt. Call	A-	402,187
180

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
$ 1,500	4.000%, 12/01/19, 144A	No Opt. Call	BBB-	$1,505,085
1,000	4.000%, 12/01/20, 144A	No Opt. Call	BBB-	1,023,850
1,200	4.000%, 12/01/21, 144A	No Opt. Call	BBB-	1,252,944
1,000	5.000%, 12/01/22, 144A	No Opt. Call	BBB-	1,094,000
2,000	5.000%, 12/01/23, 144A	No Opt. Call	BBB-	2,244,080
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2020A Forward Delivery:
1,780	5.000%, 7/01/22 (WI/DD, Settling 4/03/20)	No Opt. Call	A1	1,916,134
1,000	5.000%, 7/01/24 (WI/DD, Settling 4/03/20)	No Opt. Call	A1	1,138,940
1,000	5.000%, 7/01/25 (WI/DD, Settling 4/03/20)	No Opt. Call	A1	1,168,620
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A:
5	5.000%, 12/15/21 (ETM)	No Opt. Call	N/R (5)	5,427
12,280	5.000%, 12/15/21	No Opt. Call	AA+	13,277,750
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
515	0.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	502,393
640	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	613,408
1,315	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	1,235,521
1,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/21	No Opt. Call	A	1,071,480
5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Refunding Green Series 2016B-2, 5.000%, 11/15/32	11/26 at 100.00	AA	6,130,750
25,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018B-1, Subseries A-J, 5.000%, 5/15/20	No Opt. Call	N/R	25,546,500
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018B-2, Subseries A-E, 5.000%, 5/15/21	No Opt. Call	N/R	10,557,700
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019A, 4.000%, 2/03/20	No Opt. Call	N/R	10,087,400
15,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22	No Opt. Call	N/R	16,311,150
14,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22	No Opt. Call	N/R	15,337,000
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
2,010	5.000%, 7/01/23	No Opt. Call	A-	2,253,672
1,030	5.000%, 7/01/24	No Opt. Call	A-	1,185,355
650	5.000%, 7/01/25	7/24 at 100.00	A-	748,319
1,000	5.000%, 7/01/26	7/24 at 100.00	A-	1,149,360
1,500	5.000%, 7/01/27	7/24 at 100.00	A-	1,716,630
181

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2018C-2A:
$ 3,500	2.200%, 11/01/21	11/20 at 100.00	AA+	$3,526,985
34,500	2.350%, 7/01/22	3/21 at 100.00	AA+	34,918,140
13,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2018L-2, 2.750%, 5/01/50 (Mandatory Put 12/29/23)	12/22 at 100.00	AA+	13,489,840
3,730	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2019A-3A, 3.450%, 11/01/34	2/27 at 100.00	AA+	3,983,006
5,510	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2019G-1B, 2.550%, 11/01/34	5/27 at 100.00	AA+	5,519,863
13,495	New York City, New York, General Obligation Bonds, Fiscal 2008 Series J-4, 5.000%, 8/01/24	No Opt. Call	Aa1	15,845,154
14,290	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 2005A, 2.375%, 7/01/26 (Mandatory Put 5/01/20) (AMT)	No Opt. Call	A-	14,345,302
5,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004A, 2.875%, 5/15/32 (Mandatory Put 7/01/25)	No Opt. Call	A1	5,367,700
50,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004B, 3.000%, 5/15/32 (Mandatory Put 7/01/25) (AMT)	No Opt. Call	A1	53,168,000
	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2018I:
5,000	2.550%, 11/01/22	9/20 at 100.00	Aa2	5,049,200
5,250	2.650%, 5/01/23	4/21 at 100.00	Aa2	5,332,163
3,000	2.700%, 11/01/23	8/22 at 100.00	Aa2	3,097,380
9,100	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2019C, 3.500%, 11/01/34	5/28 at 100.00	Aa2	9,737,910
5,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2018J, 2.500%, 5/01/22	6/20 at 100.00	Aa2	5,034,200
	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2019E:
4,000	1.950%, 5/01/22	11/20 at 100.00	Aa2	4,022,680
2,250	2.100%, 5/01/23	9/20 at 100.00	Aa2	2,262,848
	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
500	5.000%, 7/01/25	7/24 at 100.00	A-	575,385
500	5.000%, 7/01/27	7/24 at 100.00	A-	572,455
182

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A:
$ 1,285	5.000%, 6/01/20	No Opt. Call	A	$1,315,519
3,000	5.000%, 6/01/21	No Opt. Call	A	3,174,660
2,500	5.000%, 6/01/22	No Opt. Call	A	2,728,300
3,335	5.000%, 6/01/23	No Opt. Call	A	3,744,271
1,900	5.000%, 6/01/26	No Opt. Call	A	2,275,858
	Yonkers, New York, General Obligation Bonds, Refunding Series 2012C:
2,440	3.000%, 8/15/22	No Opt. Call	A	2,532,598
2,510	3.000%, 8/15/23	No Opt. Call	A	2,624,807
308,150	Total New York			325,697,704
	North Carolina – 0.4%
1,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2019-42, 2.450%, 7/01/34	7/28 at 100.00	AA+	996,300
	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A:
3,005	5.000%, 1/01/26	No Opt. Call	A	3,645,907
2,800	5.000%, 1/01/27	1/26 at 100.00	A	3,393,936
13,655	Wake County, North Carolina, General Obligation Bonds, Refunding Series 2016A, 5.000%, 3/01/23	No Opt. Call	AAA	15,367,883
235	Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series 2014A, 5.000%, 6/01/20	No Opt. Call	AA+	240,821
20,695	Total North Carolina			23,644,847
	North Dakota – 0.6%
	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
1,115	5.000%, 7/01/21 (ETM)	No Opt. Call	N/R (5)	1,184,621
100	5.000%, 7/01/22 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	106,244
1,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 4.500%, 12/01/32	12/21 at 100.00	A-	1,045,410
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A:
790	5.000%, 12/01/22	No Opt. Call	A-	867,325
910	5.000%, 12/01/23	No Opt. Call	A-	1,025,333
1,740	5.000%, 12/01/25	No Opt. Call	A-	2,051,408
2,350	5.000%, 12/01/26	No Opt. Call	A-	2,828,154
	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2019C:
3,640	2.800%, 7/01/32	7/28 at 100.00	Aa1	3,722,701
1,300	3.000%, 7/01/34	7/28 at 100.00	Aa1	1,339,403
183

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota (continued)
	Williston, North Dakota, County-Wide Public Safety Sales Tax Revenue Bonds, Series 2015A:
$ 2,105	4.000%, 7/15/20	No Opt. Call	BBB+	$2,134,975
2,185	4.000%, 7/15/21	No Opt. Call	BBB+	2,250,747
2,275	4.000%, 7/15/22	No Opt. Call	BBB+	2,377,489
2,365	5.000%, 7/15/23	7/22 at 100.00	BBB+	2,551,598
2,485	5.000%, 7/15/24	7/22 at 100.00	BBB+	2,680,346
5,485	5.000%, 7/15/25	7/22 at 100.00	BBB+	5,914,640
	Williston, North Dakota, General Obligation Bonds, Refunding Improvement Series 2014:
800	4.000%, 5/01/20	No Opt. Call	A+	811,320
800	4.000%, 5/01/21	No Opt. Call	A+	829,584
31,445	Total North Dakota			33,721,298
	Ohio – 6.0%
	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children's Hospital Medical Center, Improvement & Refunding Series 2012:
2,000	5.000%, 11/15/21	No Opt. Call	AA-	2,145,980
2,655	5.000%, 11/15/22	5/22 at 100.00	AA-	2,889,224
6,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A, 5.000%, 8/01/21	No Opt. Call	AA-	6,379,920
20,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017B, 5.000%, 8/01/47 (Mandatory Put 5/05/22)	No Opt. Call	AA-	21,788,800
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
65,555	5.125%, 6/01/24	10/19 at 100.00	B-	65,555,656
8,880	5.375%, 6/01/24	10/19 at 100.00	B-	8,880,710
5,630	5.875%, 6/01/30	10/19 at 100.00	B-	5,643,456
8,895	5.750%, 6/01/34	10/19 at 100.00	B-	8,908,165
	Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017:
1,000	5.000%, 12/01/21	No Opt. Call	A-	1,076,050
1,000	5.000%, 12/01/22	No Opt. Call	A-	1,107,970
1,225	5.000%, 12/01/24	No Opt. Call	A-	1,430,959
1,000	5.000%, 12/01/25	No Opt. Call	A-	1,193,730
	Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series 2016A:
725	5.000%, 1/01/20 – AGM Insured	No Opt. Call	AA	731,438
950	5.000%, 1/01/21 – AGM Insured	No Opt. Call	AA	992,598
	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,470	5.000%, 12/01/19	No Opt. Call	AA+	1,478,894
1,540	5.000%, 12/01/20	12/19 at 100.00	AA+	1,549,317
1,620	5.000%, 12/01/21 (Pre-refunded 12/01/19)	12/19 at 100.00	AA+ (5)	1,629,963
5,255	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2018A, 5.000%, 4/01/30	10/28 at 100.00	AAA	6,794,505
184

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 5,515	Cuyahoga County, Ohio, Certificates of Participation, Convention Hotel Project, Series 2014, 5.000%, 12/01/20	No Opt. Call	AA-	$5,734,166
1,000	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/21	No Opt. Call	Ba2	1,046,270
1,000	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Bonds, Columbus City & Franklin County Lessees, Refunding Anticipation Series 2014, 5.000%, 12/01/23	No Opt. Call	Aa1	1,140,980
4,000	Franklin County, Ohio, Revenue Bonds, CHE Trinity Health Credit Group, Series 2013, 1.250%, 12/01/46 (Mandatory Put 2/03/20)	No Opt. Call	AA-	3,999,440
	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Medical Center, Refunding Series 2014S:
1,170	5.000%, 5/15/21	No Opt. Call	AA	1,240,691
340	5.000%, 5/15/22	No Opt. Call	AA	372,110
1,040	5.000%, 5/15/23	No Opt. Call	AA	1,173,702
1,600	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2014, 5.000%, 2/01/20	No Opt. Call	A	1,618,832
	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A:
2,600	5.000%, 1/01/20	No Opt. Call	AA	2,623,140
1,700	5.000%, 1/01/23	No Opt. Call	AA	1,895,092
1,485	Marysville, Union County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.000%, 12/01/20 – AMBAC Insured	No Opt. Call	Aa3	1,518,457
10,000	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2011A, 5.750%, 11/15/21	11/20 at 100.00	A	10,420,000
	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
270	5.000%, 2/15/20	No Opt. Call	BB+	272,727
2,000	5.000%, 2/15/21	No Opt. Call	BB+	2,074,500
5,120	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (7)	No Opt. Call	N/R	4,236,800
4,385	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (7)	No Opt. Call	N/R	3,628,587
3,820	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/18 (7)	No Opt. Call	N/R	4,087,400
35,230	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (7)	No Opt. Call	N/R	29,152,825
1,015	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (7)	No Opt. Call	N/R	839,913
35	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34 (7)	No Opt. Call	N/R	28,963
185

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 2,525	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (7)	No Opt. Call	N/R	$2,089,438
5,860	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Company Project, Refunding Series 2007A, 2.500%, 8/01/40 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	5,905,239
5,090	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Company Project, Refunding Series 2007B, 2.500%, 11/01/42 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	5,129,600
1,665	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Company Project, Refunding Series 2014A, 2.400%, 12/01/38 (Mandatory Put 10/01/29)	10/24 at 100.00	BBB+	1,676,588
5,860	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Company Project, Refunding Series 2014B, 2.600%, 6/01/41 (Mandatory Put 10/01/29) (AMT)	10/24 at 100.00	BBB+	5,887,835
1,040	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, 144A (AMT)	No Opt. Call	N/R	1,128,608
3,250	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019A, 3.500%, 9/01/34	3/28 at 100.00	Aaa	3,485,722
5,000	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019B, 2.800%, 9/01/34	9/28 at 100.00	Aaa	5,120,350
6,460	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011A, 5.000%, 9/15/21	No Opt. Call	AA+	6,927,123
12,625	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011C, 5.000%, 9/15/20	No Opt. Call	AA+	13,070,662
17,500	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2018C, 5.000%, 1/15/42 (Mandatory Put 9/15/21)	No Opt. Call	A	18,660,250
26,000	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2018D, 5.000%, 1/15/39 (Mandatory Put 9/15/23)	No Opt. Call	A	29,338,400
5,380	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory Put 7/01/21) (7)	No Opt. Call	N/R	4,451,950
3,315	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19 (7)	No Opt. Call	N/R	2,743,162
2,245	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (7)	No Opt. Call	N/R	1,857,738
1,175	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (7)	No Opt. Call	N/R	972,313
7,135	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33 (Mandatory Put 7/01/20) (7)	No Opt. Call	N/R	5,904,212
120	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33 (7)	No Opt. Call	N/R	99,300
5,240	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, Series 2019, 5.000%, 12/01/29	9/29 at 100.00	AAA	6,909,516
186

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 1,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc, Series 2007A, 6.100%, 7/01/17 (AMT) (7)	No Opt. Call	N/R	$ 10
337,210	Total Ohio			338,639,946
	Oklahoma – 2.8%
4,185	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012, 4.500%, 9/01/20	No Opt. Call	AA-	4,307,411
3,795	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2017, 4.000%, 9/01/24	No Opt. Call	AA-	4,238,560
6,505	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016, 5.000%, 6/01/23	No Opt. Call	A+	7,323,784
	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Noble Public Schools Project, Series 2017:
1,315	4.000%, 9/01/20	No Opt. Call	A	1,346,047
1,250	5.000%, 9/01/29	9/27 at 100.00	A	1,516,062
	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2019:
1,200	5.000%, 6/01/20	No Opt. Call	A+	1,228,668
2,090	5.000%, 6/01/21	No Opt. Call	A+	2,215,066
2,850	5.000%, 6/01/22	No Opt. Call	A+	3,117,330
3,935	5.000%, 6/01/24	No Opt. Call	A+	4,547,365
3,200	5.000%, 6/01/25	No Opt. Call	A+	3,792,416
1,000	Comanche County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A, 5.000%, 12/01/24	No Opt. Call	A	1,162,200
2,150	Creek County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Sapulpa Public Schools Project, Series 2015, 5.000%, 9/01/20	No Opt. Call	A+	2,220,606
1,955	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A, 5.000%, 9/01/26	No Opt. Call	A	2,387,857
	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018:
385	5.000%, 9/01/24	No Opt. Call	A-	440,305
310	5.000%, 9/01/25	No Opt. Call	A-	361,931
200	5.000%, 9/01/26	No Opt. Call	A-	238,080
450	5.000%, 9/01/27	No Opt. Call	A-	545,468
500	5.000%, 9/01/29	9/28 at 100.00	A-	614,570
350	5.000%, 9/01/30	9/28 at 100.00	A-	428,215
1,100	5.000%, 9/01/31	9/28 at 100.00	A-	1,340,020
300	5.000%, 9/01/32	9/28 at 100.00	A-	364,236
	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Minco Public Schools Project, Series 2018:
1,305	5.000%, 9/01/31	9/28 at 100.00	A-	1,598,012
1,000	5.000%, 9/01/32	9/28 at 100.00	A-	1,220,420
1,195	5.000%, 9/01/33	9/28 at 100.00	A-	1,455,211
187

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Tuttle Public Schools Project, Series 2019:
$ 615	4.000%, 9/01/25	No Opt. Call	A+	$698,948
660	4.000%, 9/01/27	No Opt. Call	A+	772,022
650	4.000%, 9/01/29	No Opt. Call	A+	773,455
	Kay County Public Buildings Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Ponca City Public Schools Project, Series 2016:
5,015	5.000%, 9/01/20	No Opt. Call	A-	5,177,386
4,395	5.000%, 9/01/21	No Opt. Call	A-	4,675,489
	Okarche Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Okarche Public Schools Project, Series 2016:
1,035	5.000%, 9/01/21	No Opt. Call	A-	1,101,054
1,000	5.000%, 9/01/27	9/26 at 100.00	A-	1,198,610
1,030	5.000%, 9/01/28	9/26 at 100.00	A-	1,234,465
	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public Schools Project, Series 2018:
1,500	5.000%, 10/01/21	No Opt. Call	A+	1,607,535
425	5.000%, 10/01/22	No Opt. Call	A+	469,880
	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Western Heights Public Schools Project, Series 2018A:
1,275	5.000%, 9/01/23	No Opt. Call	A+	1,449,114
3,000	5.000%, 9/01/24	No Opt. Call	A+	3,501,450
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
575	5.000%, 8/15/22	No Opt. Call	Baa3	624,197
2,295	5.000%, 8/15/24	No Opt. Call	Baa3	2,619,559
1,850	5.000%, 8/15/25	No Opt. Call	Baa3	2,161,114
1,000	5.000%, 8/15/26	No Opt. Call	Baa3	1,193,560
3,650	5.000%, 8/15/27	No Opt. Call	Baa3	4,438,655
1,000	5.000%, 8/15/28	No Opt. Call	Baa3	1,238,220
1,970	Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds, Series 2004A, 2.375%, 12/01/21	No Opt. Call	A-	2,003,254
	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
685	5.000%, 9/01/20	No Opt. Call	A-	705,906
745	5.000%, 9/01/21	No Opt. Call	A-	792,546
	Rogers County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Verdigris Public Schools Project, Series 2018:
1,675	3.000%, 9/01/20	No Opt. Call	A+	1,698,634
1,780	3.000%, 9/01/22	No Opt. Call	A+	1,854,778
5,245	4.000%, 9/01/24	No Opt. Call	A+	5,837,003
188

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Rogers County Industrial Development Authority, Oklahoma, Capital Improvement Revenue Bonds, Refunding Series 2017:
$ 765	3.000%, 4/01/21	No Opt. Call	N/R	$779,642
800	3.000%, 4/01/22	No Opt. Call	N/R	825,336
825	3.000%, 4/01/23	No Opt. Call	N/R	861,069
850	3.000%, 4/01/24	No Opt. Call	N/R	893,197
725	4.000%, 4/01/25	No Opt. Call	N/R	802,967
770	4.000%, 4/01/26	4/25 at 100.00	N/R	850,426
715	4.000%, 4/01/27	4/25 at 100.00	N/R	787,172
	Stillwater Utilities Authority, Oklahoma, Utility System and Sales Tax Revenue Bonds, Series 2014A:
175	4.000%, 10/01/19	No Opt. Call	AA-	175,000
645	5.000%, 10/01/21	No Opt. Call	AA-	692,562
	Texas County Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Guymon Public Schools Project, Series 2018:
1,370	5.000%, 12/01/19	No Opt. Call	A	1,377,713
1,000	4.000%, 12/01/21	No Opt. Call	A	1,051,960
850	4.000%, 12/01/23	No Opt. Call	A	929,526
1,100	5.000%, 12/01/25	No Opt. Call	A	1,308,846
1,610	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2012, 4.000%, 9/01/22	No Opt. Call	AA-	1,730,991
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016:
1,065	5.000%, 9/01/22	No Opt. Call	AA-	1,176,974
6,340	5.000%, 9/01/23	No Opt. Call	AA-	7,218,724
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2019A:
6,765	5.000%, 9/01/27	No Opt. Call	AA-	8,463,353
10,000	5.000%, 9/01/28	No Opt. Call	AA-	12,775,700
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Glenpool Public Schools Project, Series 2017A:
570	5.000%, 9/01/22	No Opt. Call	A+	626,487
765	5.000%, 9/01/23	No Opt. Call	A+	864,159
600	5.000%, 9/01/24	No Opt. Call	A+	695,964
1,280	5.000%, 9/01/25	No Opt. Call	A+	1,521,946
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015:
2,100	5.000%, 9/01/21	No Opt. Call	AA-	2,247,210
2,000	5.000%, 9/01/22	No Opt. Call	AA-	2,210,280
189

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Owasso Public Schools Project, Series 2018:
$ 1,650	5.000%, 9/01/21	No Opt. Call	A+	$1,763,388
1,500	5.000%, 9/01/22	No Opt. Call	A+	1,648,650
1,000	5.000%, 9/01/23	No Opt. Call	A+	1,129,620
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Sand Springs Public Schools Project, Series 2019:
325	5.000%, 9/01/21	No Opt. Call	A	347,207
675	5.000%, 9/01/25	No Opt. Call	A	800,496
500	4.000%, 9/01/26	No Opt. Call	A	573,875
625	5.000%, 9/01/26	No Opt. Call	A	757,913
975	5.000%, 9/01/27	No Opt. Call	A	1,205,080
	Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease Revenue Bonds, Weatherford Public Schools Project, Series 2019:
1,200	5.000%, 3/01/23	No Opt. Call	A-	1,328,856
1,200	5.000%, 3/01/25	No Opt. Call	A-	1,396,692
1,625	5.000%, 3/01/27	No Opt. Call	A-	1,972,409
140,555	Total Oklahoma			159,628,064
	Oregon – 1.1%
	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A:
1,800	0.000%, 6/15/21	No Opt. Call	AA+	1,850,904
1,745	0.000%, 6/15/22	No Opt. Call	AA+	1,855,092
1,785	0.000%, 6/15/23	No Opt. Call	AA+	1,958,752
2,315	0.000%, 6/15/24	No Opt. Call	AA+	2,613,496
1,305	0.000%, 6/15/25	No Opt. Call	AA+	1,512,143
1,085	0.000%, 6/15/26	No Opt. Call	AA+	1,290,879
1,000	0.000%, 6/15/27	No Opt. Call	AA+	1,218,160
	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015:
11,045	5.000%, 6/15/25	No Opt. Call	AA+	13,303,481
5,000	5.000%, 6/15/26	6/25 at 100.00	AA+	6,016,800
	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2017B:
2,330	5.000%, 6/15/27	No Opt. Call	AA+	2,940,646
2,000	5.000%, 6/15/28	6/27 at 100.00	AA+	2,516,700
	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2018:
1,400	4.000%, 6/15/23	No Opt. Call	Aa1	1,539,972
1,000	5.000%, 6/15/25	No Opt. Call	Aa1	1,202,650
190

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)
$ 7,500	Oregon Business Development Commission, Economic Development Revenue Bonds, Intel Corporation Project, 250 Series 2019, 5.000%, 3/01/49 (Mandatory Put 3/01/22) (AMT)	No Opt. Call	A+	$8,107,125
11,400	Oregon State Business Development Commission, Recovery Zone Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%, 12/01/40 (Mandatory Put 8/14/23)	No Opt. Call	A+	11,761,608
52,710	Total Oregon			59,688,408
	Pennsylvania – 6.0%
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A:
1,170	5.000%, 4/01/22	No Opt. Call	A	1,266,724
1,405	5.000%, 4/01/23	No Opt. Call	A	1,565,999
2,415	5.000%, 4/01/24	No Opt. Call	A	2,763,388
2,520	5.000%, 4/01/25	No Opt. Call	A	2,959,186
2,000	5.000%, 4/01/26	No Opt. Call	A	2,406,400
4,245	5.000%, 4/01/27	No Opt. Call	A	5,220,756
1,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/23, 144A	No Opt. Call	Ba3	1,087,960
	Allentown School District, Lehigh County, Pennsylvania, General Obligation Bonds, Refunding Series 2016:
1,750	4.000%, 2/15/20 – AGM Insured	No Opt. Call	AA	1,766,345
1,650	4.000%, 2/15/21 – AGM Insured	No Opt. Call	AA	1,705,226
5,055	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory Put 6/01/20) (7)	No Opt. Call	N/R	4,183,012
4,865	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (7)	No Opt. Call	N/R	4,025,787
	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017:
2,370	5.000%, 11/01/25	No Opt. Call	A	2,831,084
3,950	5.000%, 11/01/27	No Opt. Call	A	4,918,421
1,000	Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018, 5.000%, 7/15/25	No Opt. Call	A+	1,188,850
	Commonwealth Financing Authority, Pennsylvania, Revenue Bonds, Refunding Forward Delivery Series 2020A:
1,500	5.000%, 6/01/24 (WI/DD, Settling 3/03/20)	No Opt. Call	A1	1,696,605
2,820	5.000%, 6/01/25 (WI/DD, Settling 3/03/20)	No Opt. Call	A1	3,269,508
3,000	5.000%, 6/01/26 (WI/DD, Settling 3/03/20)	No Opt. Call	A1	3,560,910
191

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018:
$ 2,000	5.000%, 6/01/21	No Opt. Call	A1	$2,111,340
2,000	5.000%, 6/01/22	No Opt. Call	A1	2,176,080
2,515	5.000%, 6/01/23	No Opt. Call	A1	2,814,360
3,175	5.000%, 6/01/24	No Opt. Call	A1	3,647,472
	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Refunding Series 2018B:
8,505	5.000%, 1/01/23	No Opt. Call	A+	9,509,781
6,665	5.000%, 1/01/24	No Opt. Call	A+	7,685,012
13,475	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A, 1.800%, 9/01/29 (Mandatory Put 9/01/22)	No Opt. Call	A1	13,512,999
9,025	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B, 1.800%, 2/15/27 (Mandatory Put 8/15/22)	No Opt. Call	A1	9,093,048
	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2019:
2,660	4.000%, 11/15/29	11/27 at 100.00	Aaa	3,170,507
4,480	4.000%, 11/15/30	11/27 at 100.00	Aaa	5,308,710
375	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.500%, 12/15/19 (ETM)	No Opt. Call	N/R (5)	379,579
1,400	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2016, 5.000%, 7/01/20	No Opt. Call	A+	1,434,762
3,450	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	3,781,200
1,235	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.000%, 1/15/20	No Opt. Call	Ba1	1,244,719
5,000	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Exelon Generation Company, LLC Project, Refunding Series 2001B, 2.500%, 10/01/30 (Mandatory Put 4/01/20)	No Opt. Call	BBB+	5,029,950
6,250	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1994A, 2.550%, 6/01/29 (Mandatory Put 6/01/20)	No Opt. Call	BBB+	6,296,875
5,000	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1996A, 2.600%, 3/01/34 (Mandatory Put 9/01/20)	No Opt. Call	BBB+	5,053,350
7,500	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1999A, 2.500%, 10/01/30 (Mandatory Put 4/01/20)	No Opt. Call	BBB+	7,541,100
504	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 1.500%, 12/31/23	10/19 at 100.00	N/R	126,042
192

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 122	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 5.000%, 12/31/23 (cash 5.000%, PIK 5.000%)	No Opt. Call	N/R	$30,476
5,945	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (Mandatory Put 7/01/20) (7)	No Opt. Call	N/R	4,919,487
3,565	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (7)	No Opt. Call	N/R	2,950,037
8,750	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2009, 2.800%, 12/01/33 (Mandatory Put 12/01/21)	No Opt. Call	A-	8,963,850
	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B:
335	5.000%, 1/01/20	10/19 at 100.00	Aaa	339,827
165	5.000%, 7/01/20	10/19 at 100.00	Aaa	167,378
3,890	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges & Universities of Pennsylvania Financing Program, York College Project, Series 2014T-3, 2.850%, 5/01/34 (Mandatory Put 5/01/21)	No Opt. Call	A-	3,948,467
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges and Universities of Pennsylvania Financing Program-Messiah College Project, Series 2001-14:
1,850	2.200%, 11/01/31 (Mandatory Put 11/01/21)	No Opt. Call	A-	1,853,053
3,500	2.720%, 11/01/31 (Mandatory Put 5/01/21)	5/20 at 100.00	A-	3,502,170
5,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-124B, 3.200%, 10/01/32	10/26 at 100.00	AA+	5,249,700
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A:
3,390	3.000%, 4/01/27 (AMT)	No Opt. Call	AA+	3,555,161
3,345	3.050%, 10/01/27 (AMT)	4/27 at 100.00	AA+	3,513,922
8,750	3.400%, 10/01/32 (AMT)	4/27 at 100.00	AA+	9,145,150
1,025	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-128A, 3.650%, 10/01/32 (AMT)	10/27 at 100.00	AA+	1,091,594
2,555	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-129, 2.950%, 10/01/34	10/28 at 100.00	AA+	2,647,006
7,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-130A, 2.500%, 10/01/34	10/28 at 100.00	AA+	6,999,440
4,505	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Series 2019 Forward Delivery, 5.000%, 12/01/23	No Opt. Call	A1	5,167,640
193

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2:
$ 2,390	5.000%, 6/01/21	No Opt. Call	A3	$2,530,150
15,000	5.000%, 6/01/22	No Opt. Call	A3	16,357,500
23,660	5.000%, 6/01/23	No Opt. Call	A3	26,575,149
12,485	5.000%, 6/01/24	No Opt. Call	A3	14,397,577
8,095	5.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	9,390,443
5,630	5.000%, 6/01/25	No Opt. Call	A3	6,638,840
4,265	5.000%, 6/01/29	6/26 at 100.00	A3	5,080,852
17,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016, 5.000%, 6/01/20	No Opt. Call	A3	17,924,025
3,475	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Fourteeth Series 2016, 5.000%, 10/01/20	No Opt. Call	A	3,602,324
515	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	N/R (5)	532,778
	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Bonds, Refunding Series 2015A:
2,300	5.000%, 12/01/19	No Opt. Call	A+	2,313,018
3,305	5.000%, 12/01/20	No Opt. Call	A+	3,432,441
1,675	5.000%, 12/01/21	No Opt. Call	A+	1,797,543
1,500	5.000%, 12/01/22	No Opt. Call	A+	1,658,520
2,285	Quakertown General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Pennsylvania, Series 2017A, 3.125%, 7/01/21	10/19 at 100.00	N/R	2,284,749
2,035	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 3.375%, 6/01/26	No Opt. Call	BB+	2,049,835
2,515	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/23	No Opt. Call	AA-	2,839,259
1,180	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5337 State of Good Repair Formula Program Funds, Refunding Series 2017, 5.000%, 6/01/24	No Opt. Call	AA-	1,369,992
	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5:
1,045	5.000%, 11/01/21	No Opt. Call	A-	1,114,785
2,410	5.000%, 11/01/22	No Opt. Call	A-	2,642,228
2,530	5.000%, 11/01/23	No Opt. Call	A-	2,839,292
2,665	5.000%, 11/01/24	No Opt. Call	A-	3,065,523
2,550	5.000%, 11/01/25	No Opt. Call	A-	2,996,071
3,270	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.625%, 1/01/32	1/22 at 100.00	AA	3,553,345
315,901	Total Pennsylvania			337,363,644
194

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico – 0.5%
$ 7,225	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	Ca	$7,803,000
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
8,005	5.250%, 7/01/24	7/22 at 100.00	Ca	8,445,275
4,215	4.250%, 7/01/25	7/22 at 100.00	Ca	4,320,375
1,000	5.250%, 7/01/29	7/22 at 100.00	Ca	1,051,250
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
3,471	0.000%, 7/01/24	No Opt. Call	N/R	3,033,237
751	0.000%, 7/01/27	No Opt. Call	N/R	598,584
2,961	0.000%, 7/01/29	7/28 at 98.64	N/R	2,201,267
821	0.000%, 7/01/31	7/28 at 91.88	N/R	565,891
195	0.000%, 7/01/33	7/28 at 86.06	N/R	123,000
1,627	4.500%, 7/01/34	7/25 at 100.00	N/R	1,742,094
30,271	Total Puerto Rico			29,883,973
	Rhode Island – 0.1%
	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2013B:
1,165	5.000%, 7/01/20	No Opt. Call	A	1,192,424
1,360	5.000%, 7/01/21	No Opt. Call	A	1,437,153
4,000	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2019 Series 70, 2.800%, 10/01/34	10/28 at 100.00	AA+	4,102,480
6,525	Total Rhode Island			6,732,057
	South Carolina – 0.8%
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Building Equity Sooner Series 2012:
3,375	5.000%, 12/01/21	No Opt. Call	AA	3,642,199
4,910	5.000%, 12/01/22	No Opt. Call	AA	5,469,200
1,745	Greenwood Fifty School Facilities, Inc, South Carolina, Installment Purchase Revenue Bonds, Greenwood School District 50 Project, Refunding Series 2016, 5.000%, 12/01/19 – BAM Insured	No Opt. Call	AA	1,755,383
	Kershaw County Public Schools Foundation, South Carolina, Installment Purchase Revenue Bonds, Kershaw County School District, Refunding Series 2015:
1,075	5.000%, 12/01/19	No Opt. Call	A1	1,081,396
600	5.000%, 12/01/20	No Opt. Call	A1	625,266
1,040	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Refunding Series 2011, 5.000%, 11/01/22	11/21 at 100.00	A1	1,116,097
350	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Refunding Series 2017, 5.000%, 11/01/26	No Opt. Call	A1	429,898
730	McCormick County, South Carolina, Hospital Facilities Revenue Refunding and Improvement Bonds, McCormick Health Care Center Project, Series 2006, 8.000%, 3/01/21 (ETM)	No Opt. Call	N/R (5)	773,931
195

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$ 3,620	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory Put 2/01/24)	1/24 at 100.30	Aa2	$3,943,266
7,500	Richland County, South Carolina, General Obligation Bonds, Transporatation Sales & Use Tax, Anticipation Note Series 2019, 3.000%, 2/27/20	No Opt. Call	N/R	7,548,000
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC - Francis Marion University Project, Series 2014A:
1,020	5.000%, 8/01/22	No Opt. Call	Baa3	1,060,402
1,035	5.000%, 8/01/24	No Opt. Call	Baa3	1,110,772
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A:
1,450	5.250%, 8/01/24 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (5)	1,661,570
2,850	5.250%, 8/01/25 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (5)	3,265,843
3,500	5.250%, 8/01/26 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (5)	4,010,685
2,000	5.000%, 8/01/27 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (5)	2,273,200
1,750	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/21	No Opt. Call	A	1,882,685
1,425	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2015C, 5.000%, 12/01/19 (ETM)	No Opt. Call	A (5)	1,433,650
1,240	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A, 5.000%, 12/01/22	No Opt. Call	A	1,374,701
	Sumter Two School Facilities, Inc, South Carolina, Installment Purchase Revenue Refunding Bonds, Sumter County School District 2 Project, Series 2016:
1,500	5.000%, 12/01/19 – BAM Insured	No Opt. Call	AA	1,507,965
1,000	5.000%, 12/01/20 – BAM Insured	No Opt. Call	AA	1,036,900
43,715	Total South Carolina			47,003,009
	South Dakota – 0.2%
455	South Dakota Building Authority, Revenue Bonds, Series 2013B, 5.000%, 6/01/20	No Opt. Call	AA+	466,148
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B:
400	4.000%, 11/01/19	No Opt. Call	A+	400,836
320	4.000%, 11/01/20	No Opt. Call	A+	328,960
525	4.000%, 11/01/21	No Opt. Call	A+	552,578
650	5.000%, 11/01/24	No Opt. Call	A+	760,396
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015:
650	5.000%, 11/01/20	No Opt. Call	A+	675,142
800	5.000%, 11/01/21	No Opt. Call	A+	858,368
1,130	5.000%, 11/01/22	No Opt. Call	A+	1,250,356
4,500	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2018A, 3.550%, 11/01/33	5/27 at 100.00	AAA	4,795,020
9,430	Total South Dakota			10,087,804
196

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee – 1.2%
	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1:
$ 1,000	5.000%, 8/01/25	No Opt. Call	BBB+	$1,176,180
1,750	5.000%, 8/01/26	No Opt. Call	BBB+	2,099,405
1,510	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2015, 4.000%, 9/01/20	No Opt. Call	AA+	1,547,327
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A:
2,500	5.000%, 1/01/20	No Opt. Call	A+	2,521,050
1,500	4.000%, 1/01/21	No Opt. Call	A+	1,545,375
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, East Tennessee Children's Hospital, Series 2019:
2,325	5.000%, 11/15/32	2/29 at 100.00	A	2,890,487
2,810	5.000%, 11/15/33	2/29 at 100.00	A	3,469,226
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
1,070	4.000%, 11/01/19	No Opt. Call	A	1,072,268
810	4.000%, 11/01/20	No Opt. Call	A	832,591
500	4.000%, 11/01/21	No Opt. Call	A	526,160
1,030	5.000%, 11/01/22	11/21 at 100.00	A	1,100,534
	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Subordinate Lien Refunding Series 2012:
2,615	5.000%, 7/01/21	No Opt. Call	AA-	2,779,222
1,870	5.000%, 7/01/22	No Opt. Call	AA-	2,053,428
2,275	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2015-1C, 3.850%, 7/01/32	1/25 at 100.00	AA+	2,424,081
5,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-1, 3.400%, 7/01/34	7/28 at 100.00	AA+	5,433,450
5,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-2, 2.800%, 7/01/34	7/28 at 100.00	AA+	5,136,950
8,680	The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, 4.000%, 11/01/49 (Mandatory Put 11/01/25)	No Opt. Call	A	9,609,021
21,600	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 4.000%, 5/01/48 (Mandatory Put 5/01/23)	No Opt. Call	A	23,104,872
63,845	Total Tennessee			69,321,627
	Texas – 5.8%
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016:
1,040	5.000%, 1/01/21	No Opt. Call	A-	1,082,484
1,430	5.000%, 1/01/22	No Opt. Call	A-	1,533,303
2,500	5.000%, 1/01/23	No Opt. Call	A-	2,757,525
3,560	5.000%, 1/01/24	No Opt. Call	A-	4,025,968
197

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Corpus Christi Business and Job Development Corporation, Texas, Sales Tax Revenue Bonds, Arena Project, Refunding Series 2014:
$ 1,000	5.000%, 9/01/21	No Opt. Call	AA	$1,069,310
650	5.000%, 9/01/22	No Opt. Call	AA	713,830
5,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Senior Lien Refunding Series 2019, 5.000%, 12/01/24	No Opt. Call	AA+	5,905,950
	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding & Improvement Series 2016:
9,690	1.350%, 11/01/20 (AMT), 144A	No Opt. Call	A+	9,683,798
30,640	1.600%, 11/01/21 (AMT), 144A	No Opt. Call	A+	30,603,845
	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B:
2,595	5.000%, 11/01/20	No Opt. Call	A+	2,697,373
5,000	5.000%, 11/01/21	11/20 at 100.00	A+	5,202,900
1,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2014A, 5.250%, 11/01/26 (AMT)	11/23 at 100.00	A+	1,144,730
	El Paso, El Paso County, Texas, Water and Sewer Revenue Bonds, Refunding Series 2019B:
2,525	5.000%, 3/01/23 (WI/DD, Settling 12/04/19)	No Opt. Call	AA+	2,797,902
2,660	5.000%, 3/01/24 (WI/DD, Settling 12/04/19)	No Opt. Call	AA+	3,033,278
3,000	5.000%, 3/01/25 (WI/DD, Settling 12/04/19)	No Opt. Call	AA+	3,512,010
3,945	5.000%, 3/01/26 (WI/DD, Settling 12/04/19)	No Opt. Call	AA+	4,729,305
4,160	5.000%, 3/01/27 (WI/DD, Settling 12/04/19)	No Opt. Call	AA+	5,100,992
1,020	5.000%, 3/01/28 (WI/DD, Settling 12/04/19)	No Opt. Call	AA+	1,273,317
18,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23	No Opt. Call	A+	20,017,260
3,020	Harris County Cultural Educaion Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A, 5.000%, 12/01/24	No Opt. Call	A+	3,537,568
17,500	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019B, 5.000%, 10/01/41 (Mandatory Put 10/01/24)	No Opt. Call	AA	20,463,100
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
825	5.000%, 11/15/19	No Opt. Call	A3	828,267
575	5.000%, 11/15/20	No Opt. Call	A3	595,551
480	5.000%, 11/15/21	No Opt. Call	A3	512,227
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
11,635	5.000%, 11/15/22 – AGM Insured	No Opt. Call	AA	12,893,093
8,630	5.000%, 11/15/23 – AGM Insured	No Opt. Call	AA	9,841,738
5,205	5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	6,095,367
198

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018C:
$ 4,000	5.000%, 7/01/29 (AMT)	7/28 at 100.00	AA	$4,998,040
6,000	5.000%, 7/01/30 (AMT)	7/28 at 100.00	AA	7,453,020
3,000	5.000%, 7/01/31 (AMT)	7/28 at 100.00	AA	3,707,700
2,250	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2011B, 5.000%, 7/01/20	No Opt. Call	A+	2,312,348
6,500	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2020A, 5.000%, 11/15/32 (WI/DD, Settling 8/19/20)	11/30 at 100.00	AA	8,269,235
	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
1,000	5.000%, 11/01/19 (AMT)	No Opt. Call	A1	1,002,910
1,000	5.000%, 11/01/20 (AMT)	No Opt. Call	A1	1,038,680
1,000	5.000%, 11/01/21 (AMT)	No Opt. Call	A1	1,072,740
1,720	5.000%, 11/01/22 (AMT)	No Opt. Call	A1	1,902,096
1,455	5.000%, 11/01/23 (AMT)	No Opt. Call	A1	1,653,738
1,500	5.000%, 11/01/24 (AMT)	No Opt. Call	A1	1,749,960
1,510	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013, 4.000%, 12/01/21	No Opt. Call	B1	1,522,020
2,175	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	2,363,007
	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children's Medical Center Dallas Project, Series 2012:
2,795	5.000%, 8/15/21	No Opt. Call	Aa2	2,981,594
2,010	5.000%, 8/15/22	No Opt. Call	Aa2	2,213,372
6,415	5.000%, 8/15/23 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (5)	7,087,035
7,650	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D, 5.000%, 9/01/24 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (5)	8,180,221
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2014A:
4,030	5.000%, 1/01/22	No Opt. Call	A+	4,360,178
4,945	5.000%, 1/01/23	No Opt. Call	A+	5,520,845
7,045	5.000%, 1/01/24	No Opt. Call	A+	8,101,116
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2017A:
5,000	5.000%, 1/01/23	No Opt. Call	A+	5,582,250
3,260	5.000%, 1/01/24	1/23 at 100.00	A+	3,639,627
3,200	5.000%, 1/01/27	1/26 at 100.00	A+	3,872,384
2,470	San Antonio, Texas, Electric and Gas System Revenue Bonds, Junior Lien Series 2015A, 2.250%, 2/01/33 (Mandatory Put 12/01/19)	No Opt. Call	AA+	2,473,236
3,825	Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Premium Series 2019A, 3.500%, 7/01/34	7/28 at 100.00	Aaa	4,130,006
6,750	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/20	No Opt. Call	A3	7,015,950
199

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 2,745	Texas Southmost College District, Texas, General Obligation Bonds, Refunding Limited Tax Series 2014A, 5.000%, 2/15/20	No Opt. Call	AA-	$2,780,411
20,000	Texas State, General Obligation Bonds, Tax & Revenue Anticipation Note Series 2019, 4.000%, 8/27/20	No Opt. Call	N/R	20,480,800
	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Taxable Series 2018A:
7,000	5.000%, 10/15/23	No Opt. Call	AAA	8,017,170
13,040	5.000%, 10/15/24	No Opt. Call	AAA	15,368,292
12,540	5.000%, 10/15/25	No Opt. Call	AAA	15,188,323
295,115	Total Texas			327,690,295
	Utah – 0.1%
	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
1,090	5.000%, 9/01/20	No Opt. Call	AA-	1,125,904
2,065	5.000%, 9/01/21	No Opt. Call	AA-	2,207,320
3,155	Total Utah			3,333,224
	Vermont – 0.0%
725	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Series 2016A, 4.000%, 12/01/19	No Opt. Call	A+	728,118
	Virginia – 1.6%
10,225	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%, 11/01/23	No Opt. Call	BBB	11,599,956
	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, Wiehle Avenue Metrorail Station Parking Project, Refunding Series 2020 Forward Delivery:
2,160	5.000%, 8/01/24 (WI/DD, Settling 5/05/20)	No Opt. Call	AA+	2,471,105
2,095	5.000%, 8/01/25 (WI/DD, Settling 5/05/20)	No Opt. Call	AA+	2,459,300
2,045	5.000%, 8/01/26 (WI/DD, Settling 5/05/20)	No Opt. Call	AA+	2,458,642
2,850	5.000%, 8/01/27 (WI/DD, Settling 5/05/20)	No Opt. Call	AA+	3,504,388
1,600	5.000%, 8/01/29 (WI/DD, Settling 5/05/20)	No Opt. Call	AA+	2,039,328
10,570	Halifax County Industrial Development Authority, Virginia, Recovery Zone Facility Revenue Bonds, Virginia Electric & Power Compnay Project, Sereis 2010A, 2.150%, 12/01/41 (Mandatory Put 9/01/20)	No Opt. Call	A2	10,629,192
21,640	Loudoun County Economic Development Authority, Virginia, Lease Revenue Bonds, Metrorail Service District Improvement Silver LIne Phase 2 Project, Series 2018, 2.000%, 4/01/22	4/20 at 100.00	AA+	21,698,861
5,240	Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018A, 5.000%, 11/01/48 (Mandatory Put 11/01/28)	No Opt. Call	AA	6,670,625
1,000	Virginia Small Business Financing Authority, Revenue Bonds, Hampton University, Refunding Series 2014, 5.000%, 10/01/19	No Opt. Call	A	1,000,000
15,005	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 2.150%, 10/01/40 (Mandatory Put 9/01/20)	No Opt. Call	A2	15,089,028
200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$ 11,990	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.875%, 11/01/40 (Mandatory Put 6/01/20)	No Opt. Call	A2	$ 12,017,097
86,420	Total Virginia			91,637,522
	Washington – 2.6%
10,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	Aa1	11,368,500
5,000	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2015C, 5.000%, 7/01/25	No Opt. Call	Aa1	6,017,600
10,545	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2017A, 5.000%, 7/01/27	No Opt. Call	Aa1	13,295,558
	King County Public Hospital District 1, Washington, Limited Tax General Obligation Bonds, Valley Medical Center, Refunding Series 2016:
6,485	5.000%, 12/01/23	No Opt. Call	A2	7,365,533
7,285	5.000%, 12/01/24	No Opt. Call	A2	8,498,025
	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Refunding Series 2013B:
1,520	5.000%, 12/01/20	No Opt. Call	A1	1,584,007
2,095	5.000%, 12/01/21	No Opt. Call	A1	2,256,650
2,000	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/27	No Opt. Call	BBB+	2,438,560
3,980	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/24)	2/24 at 100.00	BBB+	4,537,399
5,955	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	6,924,593
6,295	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	7,469,521
3,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A+	3,118,920
	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
1,500	5.000%, 1/01/21	No Opt. Call	A+	1,563,270
5,730	5.000%, 1/01/22	No Opt. Call	A+	6,163,704
1,950	5.000%, 1/01/24	No Opt. Call	A+	2,223,254
1,310	5.000%, 1/01/25	No Opt. Call	A+	1,534,298
1,065	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/21	No Opt. Call	AA-	1,144,119
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2012B:
10,000	4.000%, 10/01/42 (Mandatory Put 10/01/21)	No Opt. Call	AA-	10,502,200
10,835	5.000%, 10/01/42 (Mandatory Put 10/01/21)	No Opt. Call	AA-	11,591,716
201

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B:
$ 1,250	5.000%, 10/01/25	No Opt. Call	AA-	$1,500,450
1,850	5.000%, 10/01/26	No Opt. Call	AA-	2,272,300
3,010	5.000%, 10/01/27	No Opt. Call	AA-	3,769,604
2,100	5.000%, 10/01/28	No Opt. Call	AA-	2,685,459
6,000	Washington State Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2008, 2.125%, 6/01/20, 144A	10/19 at 100.00	A-	6,004,680
20,175	Washington State, General Obligation Bonds, Refunding Various Purpose Series 2013R-13C, 5.000%, 7/01/21	No Opt. Call	Aaa	21,488,998
130,935	Total Washington			147,318,918
	West Virginia – 0.5%
3,500	West Virginia Economic Development Authority, Energy Revenue Bonds, Morgantown Energy Associates Project, Refunding Series 2016, 2.875%, 12/15/26 (AMT)	No Opt. Call	Baa3	3,538,570
6,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Refunidng Series 2015A, 2.550%, 3/01/40 (Mandatory Put 4/01/24)	No Opt. Call	A-	6,249,060
6,765	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2011A, 1.700%, 1/01/41 (Mandatory Put 9/01/20) (AMT)	No Opt. Call	A-	6,762,497
4,010	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Seriess 2009A, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	4,125,849
4,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Seriess 2009B, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	4,115,560
4,095	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project, Series 2013A, 3.000%, 6/01/37 (Mandatory Put 4/01/22) (AMT)	No Opt. Call	A-	4,221,658
1,030	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/24	No Opt. Call	Baa1	1,182,121
29,400	Total West Virginia			30,195,315
	Wisconsin – 0.6%
950	Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A, 5.000%, 12/01/19	No Opt. Call	AA-	955,519
2,845	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc, Series 2012A, 5.000%, 7/15/27 – AGM Insured (Pre-refunded 7/15/21)	7/21 at 100.00	Aa3 (5)	3,031,774
1,710	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of Wisconisin, Inc, Series 2010, 5.000%, 12/01/19	No Opt. Call	AA-	1,720,380
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc, Refunding 2012C:
420	5.000%, 8/15/20 (ETM)	No Opt. Call	N/R (5)	433,310
1,480	5.000%, 8/15/21 (ETM)	No Opt. Call	N/R (5)	1,580,226
55	5.000%, 8/15/23 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (5)	60,680
202

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 7,285	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2013B, 1.375%, 11/15/38 (Mandatory Put 12/03/19)	No Opt. Call	AA+	$7,284,708
6,285	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Hospital Sisters Services, Inc, Refunding Series 2014A, 5.000%, 11/15/22	No Opt. Call	AA-	6,960,512
3,150	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ProHealth Care, Inc Obligated Group, Refunding Series 2015, 3.375%, 8/15/29	8/24 at 100.00	A+	3,327,786
	Wisconsin Housing and Ecconomic Development Authority, Home Ownership Revenue Bonds, Series 2019C:
1,770	2.200%, 3/01/31	9/28 at 100.00	AA	1,753,751
1,785	2.200%, 9/01/31	9/28 at 100.00	AA	1,762,670
4,930	2.500%, 9/01/34	9/28 at 100.00	AA	4,907,421
	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Refunding Series 2014A:
670	5.000%, 7/01/25	7/24 at 100.00	A1	776,704
1,000	5.000%, 7/01/26	7/24 at 100.00	A1	1,157,270
725	5.000%, 7/01/27	7/24 at 100.00	A1	837,578
35,060	Total Wisconsin			36,550,289
	Wyoming – 0.3%
16,170	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26	No Opt. Call	A1	16,096,588
2,500	Wyoming Community Development Authority, Housing Revenue Bonds, 2019 Series 3, 2.450%, 12/01/34	12/28 at 100.00	AA+	2,469,650
18,670	Total Wyoming			18,566,238
$ 5,182,042	Total Long-Term Investments (cost $5,396,686,219)			5,529,464,753

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.4%
	MUNICIPAL BONDS – 2.4%
	National – 1.3%
$ 12,850	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class C Series 2018, Variable Rate Demand Obligations, 2.380%, 11/30/21 (Mandatory Put 11/14/19) (SIFMA reference rate + 0.80% spread), 144A (4), (8)	No Opt. Call	A+	$12,850,000
57,400	JPMorgan Chase Putters / Drivers Trust Various States, Minnesota, Variable Rate Demand Obligations, Series 5027, 1.840%, 6/01/21 (AMT) (Mandatory Put 11/14/19), 144A (8)	No Opt. Call	F1+	57,400,000
70,250	Total National			70,250,000
	Alabama – 0.4%
23,435	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Variable Rate Demand Obligations, Series 2008, 2.900%, 7/15/34 (Mandatory Put 12/12/23) (8)	No Opt. Call	F1	24,457,235
203

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida – 0.2%
$ 10,235	Florida Department of Environmental Protection, Everglades Restoration Revenue Bonds, Variable Rate Demand Obligations, Refunding Series 2007B, 1.630%, 7/01/27 – AGC Insured (Mandatory Put 10/07/19) (8)	12/19 at 100.00	A-1+	$ 10,235,000
	Illinois – 0.3%
10,100	Illinois Development Finance Authority, Limited Obligation Project Revenue Bonds, Lyric Opera of Chicago, Variable Rate Demand Obligations, Series 1994, 1.630%, 12/01/28 (Mandatory Put 11/20/19) (8)	11/19 at 100.00	A-1	10,100,000
7,000	Peoria County, Illinois, General Obligation Bonds, Alternate Revenue Source, Variable Rate Demand Obligations, Tender Option Bond Floater 2016-XM0274, 1.780%, 6/15/20 (Mandatory Put 11/14/19), 144A (8)	No Opt. Call	A-1	7,000,000
17,100	Total Illinois			17,100,000
	Ohio – 0.1%
7,500	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Variable Rate Demand Obligations, Tender Option Bond Trust Floaters 2015-XF0029, 1.730%, 5/15/20 (Mandatory Put 11/14/19), 144A (8)	No Opt. Call	F1	7,500,000
	Wisconsin – 0.1%
5,165	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Variable Rate Demand Obligations, Refunding Series 2016A-3, 2.000%, 7/01/29 (AMT) (Mandatory Put 6/01/21) (8)	No Opt. Call	A-2	5,199,502
$ 133,685	Total Short-Term Investments (cost $133,684,815)			134,741,737
	Total Investments (cost $5,530,371,034) – 100.2%			5,664,206,490
	Other Assets Less Liabilities – (0.2)%			(14,094,881)
	Net Assets – 100%			$ 5,650,111,609
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
DD1	Portion of investment purchased on a delayed delivery basis.
ETM	Escrowed to maturity
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA	Securities Industry and Financial Market Association
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.
204

Nuveen Short Term Municipal Bond Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TEM INVESTMENTS – 96.3%
	MUNICIPAL BONDS – 96.3%
	Alabama – 4.5%
$ 6,335	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 4.000%, 12/01/48 (Mandatory Put 12/01/23)	No Opt. Call	A	$6,834,261
6,500	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016, 4.000%, 7/01/46 (Mandatory Put 6/01/21)	No Opt. Call	Aa2	6,752,135
4,000	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory Put 7/01/22)	No Opt. Call	Aa2	4,245,520
7,335	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	5/24 at 100.29	A	7,986,642
700	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	783,139
24,870	Total Alabama			26,601,697
	Alaska – 1.0%
2,660	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, 5.000%, 1/01/20 (AMT)	No Opt. Call	Baa2	2,681,014
1,565	Alaska State, International Airport System Revenue Bonds, Refunding Series 2010A, 5.000%, 10/01/23 (AMT)	10/20 at 100.00	A1	1,617,912
1,350	Alaska State, International Airport System Revenue Bonds, Refunding Series 2016C, 5.000%, 10/01/20 (AMT)	No Opt. Call	A1	1,397,007
5	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	10/19 at 100.00	A2	5,008
5,580	Total Alaska			5,700,941
	Arizona – 2.1%
1,320	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	1,368,616
1,880	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	No Opt. Call	A+	2,158,259
	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A:
450	5.000%, 9/01/22	No Opt. Call	A2	494,595
500	5.000%, 9/01/23	No Opt. Call	A2	564,810
1,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2017A, 5.000%, 7/01/21 (AMT)	No Opt. Call	AA-	1,062,980
1,000	Phoenix Industrial Development Authority, Arizona, Solid Waste Disposal Faciltity Revenue Bonds, Republic Services, Inc Project, Series 2013, 1.450%, 12/01/35 (Mandatory Put 02/01/20) (AMT)	No Opt. Call	N/R	999,840
205

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$ 1,200	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.250%, 12/01/20	No Opt. Call	A3	$1,249,344
2,375	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2002, 2.800%, 6/01/27 (Mandatory Put 6/01/21) (AMT)	No Opt. Call	N/R	2,422,096
2,000	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2003A-2, 2.200%, 3/01/28 (Mandatory Put 6/03/24) (AMT)	No Opt. Call	N/R	2,045,140
11,725	Total Arizona			12,365,680
	California – 4.3%
5,605	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017C, 5.000%, 8/01/31 (Mandatory Put 11/01/22)	No Opt. Call	AA-	6,239,710
550	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016, 5.000%, 8/01/20, 144A	No Opt. Call	BBB	564,845
2,875	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Substance Abuse Treatment Facility & Corcoran II State Prison, Series 2014G, 5.000%, 1/01/20	No Opt. Call	AA-	2,901,392
4,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2017A-1, 5.000%, 6/01/21	No Opt. Call	A	4,235,240
2,990	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Bond Anticipation Notes Series 2017, 0.000%, 4/01/22	No Opt. Call	Aa1	2,886,247
7,465	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2017D, 5.000%, 5/01/23 (AMT)	No Opt. Call	A+	8,361,920
23,485	Total California			25,189,354
	Colorado – 6.0%
1,400	Adams and Arapahoe Counties Joint School District 28J, Aurora, Colorado, General Obligation Bonds, Series 2017A, 5.000%, 12/01/20	No Opt. Call	Aa2	1,460,788
	Bromley Park Metropolitan District No 2, In the City of Brighton, Adams and Weld Counties, Colorado, Senior General Obligation Limited Tax Refunding Bonds, Series 2018A:
250	5.000%, 12/01/21 – BAM Insured	No Opt. Call	AA	268,568
550	5.000%, 12/01/22 – BAM Insured	No Opt. Call	AA	608,305
276	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 2.700%, 12/01/19, 144A	No Opt. Call	N/R	276,257
470	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Vanguard School Project, Refunding & Improvement Series 2016, 4.000%, 6/15/20	No Opt. Call	A+	478,375
1,685	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Regis University Project, Refunding Series 2016, 5.000%, 10/01/19	No Opt. Call	Baa2	1,685,000
1,200	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017, 5.000%, 6/01/21 (ETM)	No Opt. Call	N/R (4)	1,273,440
2,035	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009B-3, 1.875%, 7/01/39	No Opt. Call	BBB+	2,035,814
2,070	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	2,407,037
206

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Refunding Composite Deal Series 2010B, 5.000%, 1/01/23	1/20 at 100.00	AA-	$1,009,030
190	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2017A, 5.000%, 5/15/21	No Opt. Call	A-	199,907
2,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2017A, 5.000%, 11/15/19 (AMT)	No Opt. Call	AA-	2,008,420
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.000%, 11/15/22 (AMT)	No Opt. Call	A+	1,103,610
5,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, 5.000%, 12/01/22 (AMT)	No Opt. Call	A+	5,525,150
1,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 4.000%, 12/01/21	No Opt. Call	Baa2	1,039,790
100	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015, 5.000%, 12/01/19	No Opt. Call	N/R	100,473
750	El Paso County School District 2, Harrison, Colorado, General Obligation Bonds, Series 2019, 5.000%, 12/01/20	No Opt. Call	AA	782,565
2,000	Grand River Hospital District, Garfield and Mesa Counties, Colorado, General Obligation Bonds, Series 2018, 5.000%, 12/01/21 – AGM Insured	No Opt. Call	AA	2,151,640
4,000	Moffat County, Colorado, Pollution Control Revenue Bonds, Tri-State Generation and Transmission Association, Inc Project, Refunding Series 2009, 2.000%, 3/01/36 (Mandatory Put 10/03/22)	No Opt. Call	A	4,002,240
1,060	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 4.000%, 12/01/19	No Opt. Call	A	1,064,134
	Pueblo Urban Renewal Authority, Colorado, State Sales Tax Increment Revenue Bonds, Regional Tourism Project, Series 2017:
700	2.750%, 6/01/20	No Opt. Call	N/R	702,555
2,040	3.000%, 6/01/21	No Opt. Call	N/R	2,059,135
1,365	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2017C-1, 4.000%, 11/15/47	No Opt. Call	AA	1,366,720
1,530	Weld County School District RE1, Colorado, General Obligation Bonds, Series 2017, 5.000%, 12/15/20	No Opt. Call	AA	1,598,636
33,671	Total Colorado			35,207,589
	District of Columbia – 1.1%
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2017:
2,475	5.000%, 10/01/20 (AMT)	No Opt. Call	AA-	2,561,427
1,205	5.000%, 10/01/21 (AMT)	No Opt. Call	AA-	1,288,663
2,175	Washington Convention and Sports Authority, Washington DC, Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2018A, 5.000%, 10/01/22	No Opt. Call	AA+	2,406,703
5,855	Total District of Columbia			6,256,793
	Florida – 2.5%
1,450	Broward County, Florida, Airport System Revenue Bonds, Refunding Series 2012P-1, 5.000%, 10/01/22 (AMT)	No Opt. Call	A+	1,598,611
207

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,000	Broward County, Florida, Airport System Revenue Bonds, Series 2015A, 5.000%, 10/01/23 (AMT)	No Opt. Call	A+	$1,135,180
415	Broward County, Florida, Airport System Revenue Bonds, Series 2017, 5.000%, 10/01/21 (AMT)	No Opt. Call	A+	443,643
750	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B, 5.000%, 9/01/23 (AMT)	No Opt. Call	A1	849,353
3,100	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A, 6.250%, 1/01/49 (Mandatory Put 1/01/24), 144A (AMT)	No Opt. Call	N/R	2,890,750
1,500	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Refunding Priority Subordinated Series 2016, 5.000%, 10/01/21 (AMT)	No Opt. Call	A+	1,602,300
1,285	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/21 (AMT)	No Opt. Call	AA-	1,375,798
1,750	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2018E, 5.000%, 10/01/22 (AMT)	No Opt. Call	AA-	1,930,442
1,035	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc Project, Series 2017, 5.000%, 7/01/22	No Opt. Call	BBB	1,111,528
1,000	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015, 5.000%, 5/01/21	No Opt. Call	AA	1,056,230
860	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017, 5.000%, 8/15/21	No Opt. Call	AA-	917,577
14,145	Total Florida			14,911,412
	Georgia – 2.0%
1,500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D, 5.000%, 1/01/21	No Opt. Call	A2	1,562,685
515	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System, Inc, Series 2017A, 5.000%, 4/01/20	No Opt. Call	A	524,157
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
438	5.500%, 7/15/23	7/21 at 100.00	N/R	440,479
1,035	5.500%, 7/15/30	7/21 at 100.00	N/R	1,040,196
1,136	5.500%, 1/15/36	7/21 at 100.00	N/R	1,142,147
2,470	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 9/01/22	No Opt. Call	Aa2	2,643,888
1,000	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019A, 5.000%, 5/15/21	No Opt. Call	A3	1,051,720
3,055	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	No Opt. Call	Aa1	3,440,969
11,149	Total Georgia			11,846,241
	Idaho – 0.3%
1,710	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/22	No Opt. Call	BB+	1,841,362
	Illinois – 4.9%
400	Board of Regents of Illinois State University, Auxiliary Facilities System Revenue Bonds, Series 2018A, 5.000%, 4/01/22 – AGM Insured	No Opt. Call	AA	428,492
208

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 3,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017E, 5.000%, 12/01/21	No Opt. Call	BB	$3,181,290
425	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A, 0.000%, 12/01/25	No Opt. Call	BB	356,579
660	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/20 – FGIC Insured	No Opt. Call	Baa2	641,144
2,000	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit Administration Section 5337 State of Good Repair Formula Funds, Refunding Series 2017, 5.000%, 6/01/20	No Opt. Call	A+	2,043,200
5,000	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Refunding Series 2012A, 5.000%, 1/01/20 (AMT)	No Opt. Call	A	5,042,750
475	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2015B, 5.000%, 1/01/20	No Opt. Call	A	479,242
1,200	Cook County, Illinois, General Obligation Bonds, Refunding Series 2018, 5.000%, 11/15/21	No Opt. Call	AA-	1,284,588
100	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A, 4.500%, 12/01/20, 144A	No Opt. Call	N/R	100,876
500	Illinois Finance Authority, Revenue Bonds, Benedictine University Project, Series 2013A, 5.000%, 10/01/19	No Opt. Call	BBB	500,000
1,095	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/20	No Opt. Call	A	1,137,869
5,375	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/21	No Opt. Call	BBB	5,575,434
3,100	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/23	No Opt. Call	BBB	3,394,562
280	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2010, 5.000%, 6/15/20	No Opt. Call	A-	285,925
1,250	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2018A, 5.000%, 1/01/22	No Opt. Call	AA-	1,348,362
2,750	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017, 5.000%, 6/01/22	No Opt. Call	A	2,994,365
27,610	Total Illinois			28,794,678
	Indiana – 0.8%
1,500	Franklin, Indiana, Economic Development Revenue Bonds, Otterbein Homes Obligated Group, Series 2019B, 5.000%, 7/01/24	No Opt. Call	A	1,724,025
2,810	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company Project, Series 2008D, 2.050%, 4/01/25 (Mandatory Put 6/01/21)	No Opt. Call	A-	2,830,710
4,310	Total Indiana			4,554,735
	Iowa – 0.7%
2,770	Iowa Finance Authority, Healthcare Revenue Bonds, Gensisi Health System, Refunding Series 2010, 5.000%, 7/01/20	No Opt. Call	A1	2,840,857
500	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	12/20 at 103.00	B+	507,300
125	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	10/19 at 105.00	B+	131,411
145	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/27 at 105.00	B+	157,319
209

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
$ 700	Xenia Rural Water District, Iowa, Water Revenue Bonds, Refunding Capital Loan Note Series 2016, 3.000%, 12/01/19	No Opt. Call	BBB+	$ 701,169
4,240	Total Iowa			4,338,056
	Kansas – 0.2%
	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Dogwood Project, Series 2018A:
500	5.000%, 4/01/22 – BAM Insured	No Opt. Call	AA	544,160
500	5.000%, 4/01/23 – BAM Insured	No Opt. Call	AA	561,285
1,000	Total Kansas			1,105,445
	Kentucky – 3.8%
10,000	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Refunding Series 2016C, 5.000%, 5/15/20	No Opt. Call	AA	10,228,600
3,785	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	No Opt. Call	A1	4,184,848
4,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-1, 4.000%, 12/01/49 (Mandatory Put 6/01/25)	No Opt. Call	A	4,426,400
3,135	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2002A, 2.300%, 9/01/26 (Mandatory Put 9/01/21)	No Opt. Call	A1	3,185,285
20,920	Total Kentucky			22,025,133
	Louisiana – 1.3%
505	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2015, 5.000%, 6/01/20	No Opt. Call	A1	516,756
2,400	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, LOOP Inc Project, Series 2010B-1A, 2.000%, 10/01/40 (Mandatory Put 10/01/22)	No Opt. Call	BBB+	2,423,208
2,250	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/20	No Opt. Call	AA-	2,309,783
2,465	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23) (WI/DD, Settling on 10/01/19)	No Opt. Call	BBB	2,471,779
7,620	Total Louisiana			7,721,526
	Massachusetts – 0.8%
715	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care, Series 2016I, 5.000%, 7/01/21	No Opt. Call	A-	756,413
	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2017A:
375	4.000%, 7/01/20 (AMT)	No Opt. Call	AA	381,904
1,000	4.000%, 7/01/21 (AMT)	No Opt. Call	AA	1,042,530
1,000	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Refunding Series 2019B, 5.000%, 7/01/23 (AMT)	No Opt. Call	AA	1,122,000
1,550	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2016J, 4.000%, 7/01/20 (AMT)	No Opt. Call	AA	1,578,535
4,640	Total Massachusetts			4,881,382
210

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan – 1.8%
$ 1,705	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A-MI, 5.000%, 12/01/22	No Opt. Call	AA-	$1,894,698
1,715	Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit Group, Refunding Series 2016E-1, 4.000%, 11/15/44 (Mandatory Put 8/15/24)	No Opt. Call	AA+	1,912,877
3,000	Michigan Finance Authority, State Aid Revenue Notes, Series 2019A-1, 4.000%, 8/20/20	No Opt. Call	N/R	3,070,290
1,440	Michigan State Hospital Finance Authority, Revenue Bonds, McLaren Health Care Corporation, Refunding Series 2012A, 5.000%, 6/01/24	6/22 at 100.00	AA-	1,572,696
1,000	Michigan State, Grant Anticipation Bonds, Refunding Federal Highway Series 2016, 5.000%, 3/15/21	No Opt. Call	AA	1,053,370
1,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/23	No Opt. Call	A+	1,137,780
9,860	Total Michigan			10,641,711
	Minnesota – 11.0%
240	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 3.000%, 8/01/22	No Opt. Call	BB+	242,074
380	Brainerd, Minnesota, Electric Utility Revenue Bonds, Series 2014A, 3.000%, 12/01/20 – AGM Insured	No Opt. Call	AA	387,167
745	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Refunding Series 2016, 3.000%, 3/01/20	No Opt. Call	N/R	746,967
1,415	City of Red Wing, Minnesota, General Obligation Bonds, Series 2018A, 5.000%, 2/01/23	No Opt. Call	Aa2	1,585,833
805	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A, 2.500%, 8/01/21, 144A	No Opt. Call	N/R	805,249
440	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2016A, 4.000%, 7/01/21	No Opt. Call	BB+	451,581
	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Full Term Series 2019B:
645	5.000%, 2/01/22	No Opt. Call	Aa2	694,981
755	5.000%, 2/01/23	No Opt. Call	Aa2	837,280
	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Full Term Series 2019C:
255	5.000%, 2/01/21	No Opt. Call	Aa2	266,363
280	5.000%, 2/01/23	No Opt. Call	Aa2	310,514
1,200	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Series 2016A, 3.000%, 2/01/20	No Opt. Call	Aa2	1,205,412
2,115	Elk River Independent School District 728, Minnesota, General Obligation Bonds, Refunding School Building Series 2016A, 5.000%, 2/01/23	No Opt. Call	Aa2	2,369,604
1,130	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2019A, 4.375%, 8/01/29	8/27 at 102.00	BB+	1,233,960
1,470	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 3.000%, 11/01/21	No Opt. Call	BB	1,468,501
385	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A, 3.750%, 12/01/22, 144A	No Opt. Call	N/R	388,192
211

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$ 500	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 6.000%, 7/01/33	7/23 at 100.00	BB+	$548,115
605	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St Anthony Falls Project, Refunding Series 2015, 3.000%, 3/01/20	No Opt. Call	N/R	606,646
1,000	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B, 5.000%, 1/01/25 (AMT)	1/24 at 100.00	A+	1,139,250
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C:
350	4.000%, 1/01/20	No Opt. Call	AA-	352,380
200	4.000%, 1/01/21	No Opt. Call	AA-	206,884
475	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St Benedict, Series 2016-8K, 3.000%, 3/01/20	No Opt. Call	Baa1	477,527
1,250	Minnesota Housing Finance Agency, Rental Housing Revenue Bonds, Series 2019A, 2.000%, 8/01/20	2/20 at 100.00	AA+	1,251,825
1,090	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017A, 1.700%, 1/01/21 (AMT)	No Opt. Call	AA+	1,089,400
	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, Senior Series 2018:
500	5.000%, 11/01/22 (AMT)	No Opt. Call	AA	547,390
400	5.000%, 11/01/23 (AMT)	No Opt. Call	AA	448,232
2,210	Minnesota Public Facilities Authority, State Clean Water Revolving Fund Revenue Bonds, Series 2010C, 5.000%, 3/01/21 (Pre-refunded 3/01/20)	3/20 at 100.00	AAA	2,244,343
4,695	Minnesota State, General Obligation Bonds, Refunding Various Purpose Series 2016D, 5.000%, 8/01/22	No Opt. Call	AAA	5,185,815
2,210	Minnesota State, General Obligation Bonds, Various Purpose Series 2013A, 5.000%, 8/01/21	No Opt. Call	AAA	2,360,324
2,020	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016, 5.000%, 12/01/19	No Opt. Call	Baa1	2,029,999
	Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington Health Services Project, Refunding Series 2019:
100	2.550%, 8/01/20	No Opt. Call	N/R	100,041
100	2.700%, 8/01/21	No Opt. Call	N/R	100,107
720	North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens Project, Refunding Series 2016, 4.000%, 10/01/23	No Opt. Call	N/R	771,329
2,500	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2017, 5.000%, 1/01/21	No Opt. Call	A-	2,613,375
9,480	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2011, 4.500%, 11/15/38 (Mandatory Put 11/15/21)	No Opt. Call	AA	10,085,677
295	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 3.000%, 4/01/21	No Opt. Call	N/R	200,600
2,250	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/23	No Opt. Call	AA-	2,526,210
95	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Refunding Series 2015A, 2.750%, 12/01/20	No Opt. Call	BBB-	95,449
212

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017:
$ 820	3.000%, 9/01/20	No Opt. Call	N/R	$828,946
500	3.000%, 9/01/21	No Opt. Call	N/R	510,000
500	3.000%, 9/01/22	No Opt. Call	N/R	513,505
315	Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor Campus LLC Project, Refunding Series 2017, 3.000%, 9/01/22	No Opt. Call	N/R	320,582
3,515	Sauk Rapids Independent School District 047, Benton County, Minnesota, General Obligation Bonds, Refunding School Building Series 2015A, 5.000%, 2/01/23	No Opt. Call	AAA	3,944,287
120	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 3.625%, 10/01/21	No Opt. Call	N/R	119,304
6,790	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Refunding School Building Series 2018B, 5.000%, 2/01/22	No Opt. Call	Aa2	7,368,236
1,330	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A, 5.000%, 11/15/19 (ETM)	No Opt. Call	N/R (4)	1,335,799
	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019:
350	3.000%, 8/01/22	No Opt. Call	N/R	361,046
300	3.000%, 8/01/23	No Opt. Call	N/R	311,454
400	3.000%, 8/01/24	No Opt. Call	N/R	416,824
400	3.000%, 8/01/25	8/24 at 102.00	N/R	417,192
60,645	Total Minnesota			64,421,771
	Missouri – 3.9%
1,000	Arnold Retail Corridor Transportation Development District, Missouri, Sales Tax Revenue Bonds, Refunding Series 2019, 3.000%, 11/01/28 (WI/DD, Settling on 10/01/19)	11/24 at 100.00	N/R	1,003,270
100	Belton School District 124, Cass County, Missouri, Certificates of Participation, Missouri School Boards Association, Series 2019, 4.000%, 1/15/22 – AGM Insured	No Opt. Call	AA	105,460
1,375	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2013A, 5.000%, 6/01/23	6/22 at 100.00	AA	1,501,335
400	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A, 5.000%, 3/01/21	No Opt. Call	BBB-	416,296
555	Chesterfield Valley Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2015, 3.250%, 5/15/28	5/23 at 100.00	A-	575,135
1,000	Clay County Reorganized School District R-1, Kearney, Missouri, General Obligation Bonds, School Building Series 2017, 5.000%, 3/01/22	No Opt. Call	AA+	1,087,160
290	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2016A, 2.375%, 3/01/21	No Opt. Call	N/R	291,305
1,250	Kansas City, Missouri, Water Revenue Bonds, Refunding Series 2019A, 5.000%, 12/01/22	No Opt. Call	AA+	1,394,013
1,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	1,024,350
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southeast Missouri State University, Refunding Series 2019:
200	5.000%, 10/01/23	No Opt. Call	A	226,204
505	5.000%, 10/01/24	No Opt. Call	A	584,962
213

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$ 1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016B, 4.000%, 2/01/20	No Opt. Call	BBB	$1,007,160
	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015:
500	3.000%, 5/01/20	No Opt. Call	N/R	501,165
300	3.250%, 5/01/21	No Opt. Call	N/R	302,778
1,000	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refudning Series 2016B, 5.000%, 12/01/21	No Opt. Call	AA+	1,077,830
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
640	4.000%, 11/15/20	No Opt. Call	N/R	653,875
725	5.000%, 11/15/24	No Opt. Call	N/R	821,635
630	5.000%, 11/15/26	11/25 at 100.00	N/R	725,401
5,055	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Refunding Series 2017A, 5.000%, 7/01/22 – AGM Insured	No Opt. Call	AA	5,555,192
2,425	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Refunding Series 2017B, 4.000%, 7/01/20 – AGM Insured (AMT)	No Opt. Call	AA	2,469,644
1,745	Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017B, 5.000%, 7/01/21 (AMT)	No Opt. Call	Aa2	1,842,127
21,695	Total Missouri			23,166,297
	Nebraska – 0.9%
690	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	A	740,922
1,685	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/21	No Opt. Call	A	1,803,978
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A:
1,000	4.000%, 7/01/20	No Opt. Call	BBB	1,015,930
1,555	5.000%, 7/01/22	No Opt. Call	BBB	1,683,832
4,930	Total Nebraska			5,244,662
	Nevada – 2.0%
3,000	Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien Notes Series 2017C, 5.000%, 7/01/21 (AMT)	No Opt. Call	A+	3,184,080
2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Refunding Series 2017B, 5.000%, 7/01/20 (AMT)	No Opt. Call	Aa3	2,053,300
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,890	4.000%, 9/01/20	No Opt. Call	N/R	1,921,960
290	2.000%, 9/01/21	No Opt. Call	N/R	288,756
1,410	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C, 5.000%, 6/01/22	6/21 at 100.00	AA+	1,496,659
1,080	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 3.500%, 12/01/19	No Opt. Call	N/R	1,082,333
214

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$ 1,790	Nevada State, General Obligation Bonds, Capital Improvement & Refunding Series 2015E, 5.000%, 2/01/21	No Opt. Call	AA+	$ 1,878,515
11,460	Total Nevada			11,905,603
	New Jersey – 6.2%
1,330	Lacey Township School District, Ocean County, New Jersey, General Obligation Bonds, Refunding Series 2016, 5.000%, 4/01/21 – BAM Insured	No Opt. Call	AA	1,401,913
7,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 5.000%, 7/01/23 – BAM Insured	No Opt. Call	AA	7,799,960
	New Jersey Higher Education Assistance Authority, Senior Student Loan Revenue Bonds, Refunding Series 2018B:
1,000	5.000%, 12/01/20 (AMT)	No Opt. Call	Aaa	1,039,670
2,500	5.000%, 12/01/21 (AMT)	No Opt. Call	Aaa	2,679,575
6,500	5.000%, 12/01/22 (AMT)	No Opt. Call	Aaa	7,159,425
4,365	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/20	No Opt. Call	A+	4,469,760
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
1,335	5.000%, 6/15/22	No Opt. Call	A+	1,453,828
3,000	5.000%, 6/15/23	No Opt. Call	A+	3,352,680
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
5,000	5.000%, 6/01/21	No Opt. Call	A	5,285,250
1,685	5.000%, 6/01/23	No Opt. Call	A	1,885,583
33,715	Total New Jersey			36,527,644
	New Mexico – 0.7%
	Santa Fe County, New Mexico, Gross Receipts Tax Revenue Bonds, Capital Outlay Series 2017:
1,615	5.000%, 6/01/21	No Opt. Call	AA+	1,715,227
2,110	5.000%, 6/01/22	No Opt. Call	AA+	2,313,741
3,725	Total New Mexico			4,028,968
	New York – 5.7%
1,770	Chautauqua County Capital Resource Corporation, New York, Multi-Mode Revenue Bonds, Jamestown Center City Development Corporation Project, Guaranteed by the Gebbie Foundation, Series 2013B, 1.500%, 11/01/31 (Mandatory Put 5/01/20)	No Opt. Call	AA-	1,769,292
14,030	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2016A Groups A,B&C, 5.000%, 3/15/22	No Opt. Call	AA+	15,304,485
1,765	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 1994B, 2.000%, 2/01/29 (Mandatory Put 5/01/20)	No Opt. Call	A-	1,769,871
3,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004C, 2.625%, 4/01/34 (Mandatory Put 7/03/23)	No Opt. Call	A-	3,107,160
215

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 3,985	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016, 5.000%, 8/01/20 (AMT)	No Opt. Call	BB	$4,081,557
1,210	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Fifth Series 2014, 5.000%, 9/01/23 (AMT)	No Opt. Call	AA-	1,371,281
5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Seventh Series 2016, 5.000%, 11/15/19 (AMT)	No Opt. Call	AA-	5,021,800
1,225	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A, 5.000%, 6/01/20	No Opt. Call	A	1,254,094
31,985	Total New York			33,679,540
	North Carolina – 0.5%
1,745	North Carolina Central University, General Revenue Bonds, Refunding Series 2016, 5.000%, 10/01/23	No Opt. Call	A3	1,966,423
700	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016, 4.000%, 10/01/19	No Opt. Call	N/R	700,000
2,445	Total North Carolina			2,666,423
	North Dakota – 0.7%
815	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A, 5.000%, 12/01/19	No Opt. Call	A-	819,409
	Grand Forks, North Dakota, Senior Housing and Nursing Facilities Revenue Bonds, Valley Homes Obligated Group, Series 2016A:
575	4.000%, 12/01/19	No Opt. Call	N/R	576,708
630	4.500%, 12/01/20	No Opt. Call	N/R	642,525
585	4.750%, 12/01/21	No Opt. Call	N/R	607,645
1,245	5.000%, 12/01/22	No Opt. Call	N/R	1,321,505
3,850	Total North Dakota			3,967,792
	Ohio – 1.9%
1,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Refunding & Improvement Series 2016, 5.000%, 11/15/19	No Opt. Call	A-	1,003,900
845	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Refunding Series 2017, 4.000%, 11/15/22	No Opt. Call	A	909,609
850	Cleveland, Ohio, Airport System Revenue Bonds, Series 2019B, 5.000%, 1/01/22 (AMT) (WI/DD, Settling on 10/01/19)	No Opt. Call	A-	914,336
685	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (5)	No Opt. Call	N/R	566,838
2,310	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2018C, 5.000%, 1/15/42 (Mandatory Put 9/15/21)	No Opt. Call	A	2,463,153
4,000	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2018D, 5.000%, 1/15/39 (Mandatory Put 9/15/23)	No Opt. Call	A	4,513,600
500	Warren County, Ohio, Healthcare Facilities Revenue Bonds, Otterbein Homes Obligated Group, Refunding Series 2019A, 4.000%, 7/01/20	No Opt. Call	A	509,355
10,190	Total Ohio			10,880,791
216

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma – 0.6%
$ 1,005	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016, 5.000%, 6/01/20	No Opt. Call	A+	$1,029,010
1,065	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2019, 5.000%, 6/01/24	No Opt. Call	A+	1,230,735
425	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/22	No Opt. Call	Baa3	461,363
1,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Refunding Series 2015B, 5.000%, 6/01/20 – BAM Insured	No Opt. Call	AA	1,022,480
3,495	Total Oklahoma			3,743,588
	Oregon – 0.9%
4,620	Oregon Business Development Commission, Economic Development Revenue Bonds, Intel Corporation Project, 250 Series 2019, 5.000%, 3/01/49 (Mandatory Put 3/01/22) (AMT)	No Opt. Call	A+	4,993,989
	Pennsylvania – 1.9%
1,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A, 5.000%, 4/01/22	No Opt. Call	A	1,082,670
800	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2018A, 5.000%, 11/15/21	No Opt. Call	AA-	857,696
1,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/22	No Opt. Call	A1	1,088,040
5,045	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016, 5.000%, 6/01/21	No Opt. Call	A3	5,340,839
400	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 7/01/22	No Opt. Call	A	439,808
1,515	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/19	No Opt. Call	A+	1,523,575
1,000	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/20	No Opt. Call	BBB-	1,022,340
10,760	Total Pennsylvania			11,354,968
	Rhode Island – 0.3%
375	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, University of Rhode Island Auxiliary Enterprise, Refunding Series 2016B, 5.000%, 9/15/20	No Opt. Call	A+	387,405
1,525	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series 2016, 5.000%, 5/15/20	No Opt. Call	BBB+	1,555,469
1,900	Total Rhode Island			1,942,874
	South Carolina – 0.6%
2,980	South Carolina State Ports Authority, Revenue Bonds, Series 2018, 5.000%, 7/01/22 (AMT)	No Opt. Call	A+	3,264,709
217

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Dakota – 0.3%
	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Refunding Series 2016:
$ 300	2.650%, 11/01/20	No Opt. Call	BB	$301,995
200	3.000%, 11/01/21	No Opt. Call	BB	203,144
585	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Series 2017, 3.100%, 11/01/22	No Opt. Call	BB	595,337
485	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/19	No Opt. Call	A+	486,402
1,570	Total South Dakota			1,586,878
	Tennessee – 1.2%
1,000	Knox County Health, Educational and Housing Facility Board, Tennesse, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A, 5.000%, 1/01/21	No Opt. Call	A+	1,042,560
1,290	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009B, 5.500%, 11/01/20	11/19 at 100.00	AA	1,294,360
4,000	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2019A, 5.000%, 2/01/50 (Mandatory Put 10/01/24)	No Opt. Call	Aa2	4,605,000
6,290	Total Tennessee			6,941,920
	Texas – 12.9%
1,150	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A, 5.000%, 1/01/21	No Opt. Call	BBB+	1,199,163
5,000	Austin, Texas, Airport System Revenue Bonds, Refunding Series 2019, 5.000%, 11/15/23 (AMT)	No Opt. Call	A1	5,684,850
1,000	Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%, 11/15/22 (AMT)	No Opt. Call	A1	1,106,190
5,720	Brazosport Independent School District, Brazoria County, Texas, General Obligation Bonds, School Building Series 2015, 5.000%, 2/15/20	No Opt. Call	Aaa	5,797,849
1,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2013E, 5.000%, 11/01/22 (AMT)	No Opt. Call	A+	1,104,920
2,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2014D, 5.000%, 11/01/22 (AMT)	No Opt. Call	A+	2,209,840
2,030	El Paso, Texas, Airport Revenue Bonds, El Paso International Airport Series 2018, 5.000%, 8/15/23 (AMT)	No Opt. Call	A+	2,264,343
4,550	Fort Worth Independent School District, Tarrant County, Texas, General Obligation Bonds, Refunding School Building Series 2015, 5.000%, 2/15/23	No Opt. Call	AAA	5,103,917
1,655	Galveston Independent School District, Galveston County, Texas, General Obligation Bonds, Series 2018, 5.000%, 2/01/22	No Opt. Call	Aaa	1,797,148
5,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23	No Opt. Call	A+	5,560,350
1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 11/15/20	No Opt. Call	A2	1,038,690
2,260	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Schoolhouse Series 2016A, 5.000%, 2/15/21	No Opt. Call	AAA	2,375,644
1,700	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series Series 2018A, 5.000%, 7/01/22 (AMT)	No Opt. Call	A1	1,857,590
218

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 4,210	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018C, 5.000%, 7/01/23 (AMT)	No Opt. Call	AA	$4,730,146
5,000	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2014C, 4.000%, 5/15/21	No Opt. Call	AA	5,221,350
5,000	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2017A, 5.000%, 3/01/21	No Opt. Call	AA	5,263,350
5,000	Humble Independent School District, Harris County, Texas, General Obligation Bonds, Refunding School Building Series 2015A, 5.250%, 2/15/23	No Opt. Call	AAA	5,653,350
	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds, Series 2017:
1,000	5.000%, 11/01/19 (AMT)	No Opt. Call	A1	1,002,910
1,500	5.000%, 11/01/20 (AMT)	No Opt. Call	A1	1,558,020
4,480	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2011A, 5.000%, 5/15/20	No Opt. Call	A1	4,581,875
1,000	Lubbock, Texas, General Obligation Bonds, Tax & Waterworks System Surplus Revenue Certificates of Obligation, Series 2015, 5.000%, 2/15/21	No Opt. Call	AA+	1,051,030
4,400	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, Central Power & Light Company Project, Refunding Series 1996, 1.750%, 5/01/30 (Mandatory Put 9/01/20) (AMT)	No Opt. Call	A-	4,403,960
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communites Crestview Project, Series 2016:
690	2.000%, 11/15/19	No Opt. Call	BB+	689,924
615	4.000%, 11/15/21	No Opt. Call	BB+	632,195
2,500	Texas State, General Obligation Bonds, Public Finance Authority, Refunding Series 2014A, 5.000%, 10/01/20	No Opt. Call	AAA	2,592,875
1,000	Travis County, Texas, General Obligation Bonds, Refunding Limited Tax Series 2016A, 5.000%, 3/01/21	No Opt. Call	AAA	1,052,820
70,460	Total Texas			75,534,299
	Utah – 1.3%
6,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A, 5.000%, 7/01/23 (AMT)	No Opt. Call	A+	6,736,680
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Utah Charter Academies Project, Series 2018:
335	4.000%, 10/15/22	No Opt. Call	AA	357,180
350	4.000%, 10/15/23	No Opt. Call	AA	380,083
6,685	Total Utah			7,473,943
	Virginia – 0.5%
1,755	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%, 11/01/23	No Opt. Call	BBB	1,990,995
1,160	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.875%, 11/01/40 (Mandatory Put 6/01/20)	No Opt. Call	A2	1,162,621
2,915	Total Virginia			3,153,616
219

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington – 2.2%
	Port Everett, Washington, Revenue Bonds, Refunding Series 2016:
$ 200	4.000%, 12/01/20	No Opt. Call	A1	$206,120
225	4.000%, 12/01/21	No Opt. Call	A1	237,283
1,590	Port of Seattle, Washington, General Obligation Bonds, Refunding Series 2011, 5.250%, 12/01/21 (AMT)	6/21 at 100.00	AAA	1,689,614
	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015C:
1,000	5.000%, 4/01/21 (AMT)	No Opt. Call	AA-	1,053,310
1,000	5.000%, 4/01/22 (AMT)	No Opt. Call	AA-	1,086,260
1,000	5.000%, 4/01/24 (AMT)	No Opt. Call	AA-	1,149,880
	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019:
1,000	5.000%, 4/01/21 (AMT)	No Opt. Call	AA-	1,053,310
2,000	5.000%, 4/01/24 (AMT)	No Opt. Call	AA-	2,299,760
1,775	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016, 4.000%, 12/01/21	No Opt. Call	Baa2	1,857,555
2,150	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/24)	2/24 at 100.00	BBB+	2,451,107
11,940	Total Washington			13,084,199
	West Virginia – 0.6%
1,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2011A, 1.700%, 1/01/41 (Mandatory Put 9/01/20) (AMT)	No Opt. Call	A-	999,630
2,710	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project, Series 2013A, 3.000%, 6/01/37 (Mandatory Put 4/01/22) (AMT)	No Opt. Call	A-	2,793,820
3,710	Total West Virginia			3,793,450
	Wisconsin – 1.4%
3,600	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Advocate Aurora Health Credit Group, Series 2018B, 5.000%, 8/15/54 (Mandatory Put 1/25/23)	No Opt. Call	AA	4,011,408
1,050	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Agnesian HealthCare, Inc, Series 2017, 5.000%, 7/01/21	No Opt. Call	A+	1,110,679
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Inc, Series 2019A:
75	5.000%, 12/01/23	No Opt. Call	A+	85,216
100	5.000%, 12/01/24	No Opt. Call	A+	116,597
110	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Inc, Series 2019B, 3.000%, 12/01/24	No Opt. Call	A+	116,956
1,055	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Benevolent Corporation Cedar Community, Series 2017, 5.000%, 6/01/22	No Opt. Call	N/R	1,120,843
330	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A, 5.000%, 9/01/21	No Opt. Call	BBB-	348,688
220

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc, Series 2018A:
$ 500	4.000%, 9/15/21	No Opt. Call	BBB-	$516,910
500	4.000%, 9/15/22	No Opt. Call	BBB-	524,565
455	4.000%, 9/15/23	No Opt. Call	BBB-	483,528
7,775	Total Wisconsin			8,435,390
$ 532,130	Total Long-Term Investments (cost $558,260,672)			565,777,049

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 3.0%
	MUNICIPAL BONDS – 3.0%
	Colorado – 0.3%
$ 1,750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Variable Rate Demand Obligations, Series 2008-C2, 2.671%, 10/01/39 (Mandatory Put 12/02/19) (1-Month LIBOR *68% reference rate + 1.25% spread) (6), (7)	5/20 at 100.00	BBB+	$ 1,755,758
	Florida – 0.3%
2,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Variable Rate Demand Obligations, Series 2019B, 1.900%, 1/01/49 (AMT) (Mandatory Put 3/17/20) (6)	No Opt. Call	VMIG-1	2,001,720
	Indiana – 0.6%
3,250	Indiana Development Finance Authority, Solid Waste Disposal Revenue Refunding Bonds, Waste Management Inc Project, Variable Rate Demand Obligations, Series 2001, 2.950%, 10/01/31 (AMT) (Mandatory Put 10/01/21) (6)	No Opt. Call	A-2	3,336,190
	Minnesota – 0.3%
1,700	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Variable Rate Demand Obligations, Mayo Clinic Series 2008B, 1.470%, 11/15/38 (Mandatory Put 11/20/19) (6)	11/19 at 100.00	A-1+	1,700,000
	Oregon – 0.2%
1,000	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste Management Inc Project, Variable Rate Demand Obligations, Series 2003A, 2.400%, 7/01/38 (AMT) (Mandatory Put 5/02/22) (6)	No Opt. Call	A-2	1,018,660
	Virginia – 0.8%
1,500	Charles City County Industrial Development Authority, Virginia, Solid Waste Disposal Facility Revenue Bonds, Waste Management, Inc, Variable Rate Demand Obligations, Series 2003, 2.400%, 8/01/27 (AMT) (Mandatory Put 5/02/22) (6)	No Opt. Call	A-2	1,528,530
1,250	Gloucester County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Waste Management Disposal Services of Virginia, Inc Project, Variable Rate Demand Obligations, Series 2003A, 2.400%, 9/01/38 (AMT) (Mandatory Put 5/02/22) (6)	No Opt. Call	A-2	1,273,150
221

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$ 425	Peninsula Ports Authority of Virginia, Coal Terminal Revenue Bonds, Dominion Terminal Associates Project-DETC Issue, Variable Rate Demand Obligations, Refunding Series 2003, 1.550%, 10/01/33 (6)	No Opt. Call	BBB+	$425,000
1,470	Sussex County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Atlantic Waste Disposal, Inc Project, Variable Rate Demand Obligations, Series 2003A, 2.400%, 6/01/28 (AMT) (Mandatory Put 5/02/22) (6)	No Opt. Call	A-2	1,497,665
4,645	Total Virginia			4,724,345
	Wisconsin – 0.5%
2,855	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Variable Rate Demand Obligations, Refunding Series 2016A-3, 2.000%, 7/01/29 (AMT) (Mandatory Put 6/01/21) (6)	No Opt. Call	A-2	2,874,071
$ 17,200	Total Short-Term Investments (cost $17,200,000)			17,410,744
	Total Investments (cost $575,460,672) – 99.3%			583,187,793
	Other Assets Less Liabilities – 0.7%			4,157,961
	Net Assets – 100%			$ 587,345,754
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(7)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
LIBOR	London Inter-Bank Offered Rate
WI/DD	Purchased on a when-issued or delayed delivery basis.
222

Statement of Assets and Liabilities
September 30, 2019
(Unaudited)
	All-American	Intermediate Duration	Limited Term	Short Term
Assets
Long-term investments, at value (cost $4,736,246,030, $7,623,905,356, $5,396,686,219 and $558,260,672, respectively)	$5,099,416,701	$8,019,080,942	$5,529,464,753	$565,777,049
Short-term investments, at value (cost $—, $263,865,000, $133,684,815 and $17,200,000, respectively)	—	265,127,363	134,741,737	17,410,744
Cash	42,559,298	14,010,631	23,301,385	1,477,418
Cash collateral at brokers for investments in futures contracts(1)	334,001	—	—	—
Receivable for:
Interest	63,157,453	89,101,086	59,501,165	6,859,861
Investments sold	22,405,779	46,645,762	71,021,875	—
Shares sold	20,126,881	23,721,302	15,739,009	1,832,316
Variation margin on futures contracts	18,984	—	—	—
Other assets	604,818	782,958	511,868	83,580
Total assets	5,248,623,915	8,458,470,044	5,834,281,792	593,440,968
Liabilities
Floating rate obligations	63,845,000	—	—	—
Payable for:
Dividends	3,545,681	7,255,642	3,294,381	271,397
Interest	623,862	—	—	—
Investments purchased	64,747,008	120,553,019	171,164,725	4,377,611
Shares redeemed	6,141,460	9,276,033	6,158,830	939,719
Accrued expenses:
Management fees	1,650,793	2,598,713	1,578,344	196,879
Trustees fees	449,126	739,575	451,302	40,887
12b-1 distribution and service fees	581,283	181,189	321,426	32,065
Other	999,002	1,734,175	1,201,175	236,656
Total liabilities	142,583,215	142,338,346	184,170,183	6,095,214
Net assets	$5,106,040,700	$8,316,131,698	$5,650,111,609	$587,345,754

See accompanying notes to financial statements.
223

Statement of Assets and Liabilities (Unaudited) (continued)
	All-American	Intermediate Duration	Limited Term	Short Term
Class A Shares
Net assets	$1,958,260,318	$ 695,420,195	$1,100,674,887	$146,698,095
Shares outstanding	163,927,630	73,428,018	98,323,392	14,457,426
Net asset value ("NAV") per share	$ 11.95	$ 9.47	$ 11.19	$ 10.15
Offering price per share (NAV per share plus maximum sales charge of 4.20%, 3.00%, 2.50% and 2.50%, respectively, of offering price)	$ 12.47	$ 9.76	$ 11.48	$ 10.41
Class C Shares
Net assets	$ 225,516,478	$ 55,365,424	$ 82,667,342	$ 7,546,832
Shares outstanding	18,882,189	5,846,580	7,412,009	745,599
NAV and offering price per share	$ 11.94	$ 9.47	$ 11.15	$ 10.12
Class C2 Shares
Net assets	$ 131,272,503	$ 38,619,891	$ 161,401,938	$ 4,838,943
Shares outstanding	10,983,409	4,074,736	14,449,390	477,261
NAV and offering price per share	$ 11.95	$ 9.48	$ 11.17	$ 10.14
Class R6 Shares
Net assets	$ 27,666,167	$ —	$ —	$ —
Shares outstanding	2,304,175	—	—	—
NAV and offering price per share	$ 12.01	$ —	$ —	$ —
Class I Shares
Net assets	$2,763,325,234	$7,526,726,188	$4,305,367,442	$428,261,884
Shares outstanding	230,328,112	792,418,664	385,953,938	42,154,208
NAV and offering price per share	$ 12.00	$ 9.50	$ 11.16	$ 10.16
Fund level net assets consist of:
Capital paid-in	$4,813,319,362	$7,919,522,864	$5,519,611,335	$578,828,322
Total distributable earnings	292,721,338	396,608,834	130,500,274	8,517,432
Fund level net assets	$5,106,040,700	$8,316,131,698	$5,650,111,609	$587,345,754
Authorized shares - per class	Unlimited	Unlimited	Unlimited	2 billion
Par value per share	$ 0.01	$ 0.001	$ 0.01	$ 0.0001

(1)	Cash pledged to collateralize the net payment obligations for investments in derivatives is in addition to the Fund’s securities pledged as collateral as noted in the Fund’s Portfolio of Investments.
See accompanying notes to financial statements.
224

Statement of Operations
Six Months Ended September 30, 2019
(Unaudited)
	All-American	Intermediate Duration	Limited Term	Short Term
Investment Income	$ 91,304,319	$122,222,648	$ 70,598,149	$6,667,214
Expenses
Management fees	9,208,986	14,788,083	9,289,678	1,209,690
12b-1 service fees - Class A Shares	1,754,819	649,613	1,054,879	150,046
12b-1 distibution and service fees - Class C Shares	1,045,018	255,725	414,114	34,149
12b-1 distibution and service fees - Class C2 Shares	515,971	152,751	488,666	14,521
Shareholder servicing agent fees	874,586	1,597,385	1,173,105	107,109
Interest expense	759,964	71,896	173,954	2,141
Custodian fees	209,757	354,144	267,022	47,177
Professional fees	58,206	86,822	70,014	26,413
Trustees fees	52,009	90,032	62,630	6,966
Shareholder reporting expenses	119,426	193,941	135,567	18,322
Federal and state registration fees	256,664	260,171	156,345	52,471
Other	24,504	34,200	29,679	6,046
Total expenses	14,879,910	18,534,763	13,315,653	1,675,051
Net investment income (loss)	76,424,409	103,687,885	57,282,496	4,992,163
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	3,939,043	4,699,713	(756,548)	61,509
Futures contracts	(2,168,707)	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	130,038,259	145,675,037	50,611,841	3,377,415
Futures contracts	830,072	—	—	—
Net realized and unrealized gain (loss)	132,638,667	150,374,750	49,855,293	3,438,924
Net increase (decrease) in net assets from operations	$209,063,076	$254,062,635	$107,137,789	$8,431,087
See accompanying notes to financial statements.
225

Statement of Changes in Net Assets
(Unaudited)
	All-American		Intermediate Duration
	Six Months Ended 9/30/19	Year Ended 3/31/19	Six Months Ended 9/30/19	Year Ended 3/31/19
Operations
Net investment income (loss)	$ 76,424,409	$ 141,349,165	$ 103,687,885	$ 180,880,545
Net realized gain (loss) from:
Investments	3,939,043	(19,913,373)	4,699,713	(2,783,240)
Futures contracts	(2,168,707)	(628,556)	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	130,038,259	73,406,492	145,675,037	148,914,560
Futures contracts	830,072	(445,938)	—	—
Net increase (decrease) in net assets from operations	209,063,076	193,767,790	254,062,635	327,011,865
Distributions to Shareholders
Dividends:
Class A Shares	(29,773,131)	(50,446,500)	(8,683,820)	(15,325,260)
Class C Shares	(2,736,755)	(5,261,379)	(488,202)	(904,219)
Class C2 Shares	(1,954,746)	(5,152,395)	(440,904)	(1,176,490)
Class R6 Shares	(370,746)	(253,090)	—	—
Class I Shares	(43,882,140)	(77,130,331)	(98,361,415)	(157,314,478)
Decrease in net assets from distributions to shareholders	(78,717,518)	(138,243,695)	(107,974,341)	(174,720,447)
Fund Share Transactions
Proceeds from sale of shares	1,202,996,253	1,336,662,890	1,816,067,086	2,686,032,240
Proceeds from shares issued to shareholders due to reinvestment of distributions	59,445,378	102,559,302	67,319,454	110,724,041
	1,262,441,631	1,439,222,192	1,883,386,540	2,796,756,281
Cost of shares redeemed	(359,681,484)	(1,136,957,452)	(546,124,455)	(1,537,445,232)
Net increase (decrease) in net assets from Fund share transactions	902,760,147	302,264,740	1,337,262,085	1,259,311,049
Net increase (decrease) in net assets	1,033,105,705	357,788,835	1,483,350,379	1,411,602,467
Net assets at the beginning of period	4,072,934,995	3,715,146,160	6,832,781,319	5,421,178,852
Net assets at the end of period	$5,106,040,700	$ 4,072,934,995	$8,316,131,698	$ 6,832,781,319

See accompanying notes to financial statements.
226

Statement of Changes in Net Assets (Unaudited) (continued)
	Limited Term		Short Term
	Six Months Ended 9/30/19	Year Ended 3/31/19	Six Months Ended 9/30/19	Year Ended 3/31/19
Operations
Net investment income (loss)	$ 57,282,496	$ 105,528,014	$ 4,992,163	$ 9,110,450
Net realized gain (loss) from:
Investments	(756,548)	(5,286,979)	61,509	(621,363)
Futures contracts	—	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	50,611,841	114,801,312	3,377,415	6,538,588
Futures contracts	—	—	—	—
Net increase (decrease) in net assets from operations	107,137,789	215,042,347	8,431,087	15,027,675
Distributions to Shareholders
Dividends:
Class A Shares	(10,276,175)	(18,889,874)	(1,125,427)	(2,046,710)
Class C Shares	(475,485)	(941,916)	(23,715)	(38,677)
Class C2 Shares	(1,399,870)	(3,531,968)	(30,328)	(66,263)
Class R6 Shares	—	—	—	—
Class I Shares	(43,467,232)	(73,007,938)	(3,592,935)	(6,151,997)
Decrease in net assets from distributions to shareholders	(55,618,762)	(96,371,696)	(4,772,405)	(8,303,647)
Fund Share Transactions
Proceeds from sale of shares	1,065,695,143	2,340,031,019	73,096,788	307,629,211
Proceeds from shares issued to shareholders due to reinvestment of distributions	37,626,767	67,418,763	3,130,548	4,898,889
	1,103,321,910	2,407,449,782	76,227,336	312,528,100
Cost of shares redeemed	(811,046,654)	(1,829,618,621)	(95,345,310)	(303,905,079)
Net increase (decrease) in net assets from Fund share transactions	292,275,256	577,831,161	(19,117,974)	8,623,021
Net increase (decrease) in net assets	343,794,283	696,501,812	(15,459,292)	15,347,049
Net assets at the beginning of period	5,306,317,326	4,609,815,514	602,805,046	587,457,997
Net assets at the end of period	$5,650,111,609	$ 5,306,317,326	$587,345,754	$ 602,805,046
See accompanying notes to financial statements.
227

Financial Highlights
(Unaudited)
All-American
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date)	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (10/88)
March 31, 2020(e)	$11.60	$0.19	$ 0.36	$ 0.55	$(0.20)	$ —	$(0.20)	$11.95
March 31, 2019	11.44	0.42	0.15	0.57	(0.41)	—	(0.41)	11.60
March 31, 2018	11.34	0.43	0.10	0.53	(0.43)	—	(0.43)	11.44
March 31, 2017(f)	11.80	0.39	(0.46)	(0.07)	(0.39)	—	(0.39)	11.34
April 30, 2016	11.57	0.43	0.23	0.66	(0.43)	—	(0.43)	11.80
April 30, 2015	11.23	0.46	0.36	0.82	(0.48)	—	(0.48)	11.57
April 30, 2014	11.76	0.49	(0.56)	(0.07)	(0.46)	—	(0.46)	11.23
Class C (2/14)
March 31, 2020(e)	11.60	0.15	0.35	0.50	(0.16)	—	(0.16)	11.94
March 31, 2019	11.44	0.33	0.15	0.48	(0.32)	—	(0.32)	11.60
March 31, 2018	11.35	0.33	0.10	0.43	(0.34)	—	(0.34)	11.44
March 31, 2017(f)	11.80	0.31	(0.46)	(0.15)	(0.30)	—	(0.30)	11.35
April 30, 2016	11.58	0.33	0.23	0.56	(0.34)	—	(0.34)	11.80
April 30, 2015	11.24	0.36	0.37	0.73	(0.39)	—	(0.39)	11.58
April 30, 2014(g)	10.99	0.02	0.32	0.34	(0.09)	—	(0.09)	11.24
Class C2 (6/93)(h)
March 31, 2020(e)	11.61	0.16	0.35	0.51	(0.17)	—	(0.17)	11.95
March 31, 2019	11.44	0.36	0.15	0.51	(0.34)	—	(0.34)	11.61
March 31, 2018	11.35	0.36	0.09	0.45	(0.36)	—	(0.36)	11.44
March 31, 2017(f)	11.80	0.33	(0.45)	(0.12)	(0.33)	—	(0.33)	11.35
April 30, 2016	11.58	0.36	0.23	0.59	(0.37)	—	(0.37)	11.80
April 30, 2015	11.24	0.40	0.36	0.76	(0.42)	—	(0.42)	11.58
April 30, 2014	11.76	0.43	(0.55)	(0.12)	(0.40)	—	(0.40)	11.24
Class R6 (6/16)
March 31, 2020(e)	11.66	0.21	0.36	0.57	(0.22)	—	(0.22)	12.01
March 31, 2019	11.49	0.45	0.15	0.60	(0.43)	—	(0.43)	11.66
March 31, 2018	11.39	0.46	0.09	0.55	(0.45)	—	(0.45)	11.49
March 31, 2017(i)	12.09	0.34	(0.71)	(0.37)	(0.33)	—	(0.33)	11.39
Class I (2/97)
March 31, 2020(e)	11.65	0.21	0.35	0.56	(0.21)	—	(0.21)	12.00
March 31, 2019	11.49	0.44	0.15	0.59	(0.43)	—	(0.43)	11.65
March 31, 2018	11.39	0.45	0.10	0.55	(0.45)	—	(0.45)	11.49
March 31, 2017(f)	11.85	0.41	(0.46)	(0.05)	(0.41)	—	(0.41)	11.39
April 30, 2016	11.62	0.45	0.24	0.69	(0.46)	—	(0.46)	11.85
April 30, 2015	11.28	0.49	0.35	0.84	(0.50)	—	(0.50)	11.62
April 30, 2014	11.80	0.51	(0.55)	(0.04)	(0.48)	—	(0.48)	11.28
228

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

4.78%	$1,958,260	0.70%*	0.67%*	3.29%*	4%
5.11	1,554,833	0.73	0.69	3.68	29
4.66	1,325,011	0.72	0.69	3.69	14
(0.66)	1,136,311	0.73*	0.70*	3.66*	24
5.85	1,170,705	0.70	0.70	3.68	13
7.38	989,477	0.71	0.71	4.01	18
(0.42)	907,137	0.72	0.72	4.46	13

4.29	225,516	1.50*	1.47*	2.49*	4
4.29	195,053	1.53	1.49	2.88	29
3.76	186,999	1.52	1.49	2.89	14
(1.38)	163,496	1.52*	1.49*	2.87*	24
5.04	116,024	1.50	1.50	2.86	13
6.54	48,472	1.51	1.51	3.09	18
3.06	4,923	1.50*	1.50*	3.39*	13

4.40	131,273	1.25*	1.22*	2.75*	4
4.60	142,450	1.28	1.24	3.12	29
3.98	217,048	1.27	1.24	3.15	14
(1.07)	264,617	1.28*	1.25*	3.11*	24
5.22	308,100	1.25	1.25	3.13	13
6.82	328,649	1.26	1.26	3.47	18
(0.90)	353,220	1.27	1.27	3.91	13

4.88	27,666	0.47*	0.44*	3.48*	4
5.40	12,469	0.49	0.45	3.90	29
4.86	6,725	0.48	0.45	3.94	14
(3.04)	6,674	0.49*	0.46*	3.95*	24

4.86	2,763,325	0.50*	0.47*	3.49*	4
5.31	2,168,129	0.53	0.49	3.88	29
4.86	1,979,364	0.52	0.49	3.89	14
(0.47)	1,654,217	0.53*	0.50*	3.86*	24
6.05	1,417,738	0.50	0.50	3.88	13
7.57	1,134,001	0.51	0.51	4.21	18
(0.14)	962,101	0.52	0.52	4.66	13
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities and the interest expense and fees paid on borrowings, as described in Note 8 - Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives, Investment Transactions) divided by the average long-term market value during the period.
(e)	For the six months ended September 30, 2019.
(f)	For the eleven months ended March 31, 2017.
(g)	For the period February 10, 2014 (commencement of operations) through April 30, 2014.
(h)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
(i)	For the period June 30, 2016 (commencement of operations) through March 31, 2017.
*	Annualized.
See accompanying notes to financial statements.
229

Financial Highlights (Unaudited) (continued)
Intermediate Duration
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date)	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (6/95)
March 31, 2020(f)	$9.29	$0.12	$ 0.19	$ 0.31	$(0.13)	$ —	$(0.13)	$9.47
March 31, 2019	9.07	0.26	0.21	0.47	(0.25)	—	(0.25)	9.29
March 31, 2018	9.03	0.27	0.02	0.29	(0.25)	—	(0.25)	9.07
March 31, 2017(g)	9.40	0.23	(0.36)	(0.13)	(0.23)	(0.01)	(0.24)	9.03
April 30, 2016	9.22	0.26	0.18	0.44	(0.26)	—	(0.26)	9.40
April 30, 2015	9.13	0.26	0.10	0.36	(0.27)	—	(0.27)	9.22
April 30, 2014	9.38	0.29	(0.26)	0.03	(0.28)	—	(0.28)	9.13
Class C (2/14)
March 31, 2020(f)	9.29	0.08	0.19	0.27	(0.09)	—	(0.09)	9.47
March 31, 2019	9.08	0.19	0.20	0.39	(0.18)	—	(0.18)	9.29
March 31, 2018	9.03	0.19	0.04	0.23	(0.18)	—	(0.18)	9.08
March 31, 2017(g)	9.40	0.16	(0.35)	(0.19)	(0.17)	(0.01)	(0.18)	9.03
April 30, 2016	9.23	0.18	0.18	0.36	(0.19)	—	(0.19)	9.40
April 30, 2015	9.14	0.19	0.10	0.29	(0.20)	—	(0.20)	9.23
April 30, 2014(h)	9.05	0.01	0.12	0.13	(0.04)	—	(0.04)	9.14
Class C2 (6/95)(i)
March 31, 2020(f)	9.29	0.09	0.20	0.29	(0.10)	—	(0.10)	9.48
March 31, 2019	9.09	0.21	0.19	0.40	(0.20)	—	(0.20)	9.29
March 31, 2018	9.04	0.22	0.04	0.26	(0.21)	—	(0.21)	9.09
March 31, 2017(g)	9.41	0.18	(0.35)	(0.17)	(0.19)	(0.01)	(0.20)	9.04
April 30, 2016	9.24	0.21	0.17	0.38	(0.21)	—	(0.21)	9.41
April 30, 2015	9.15	0.22	0.09	0.31	(0.22)	—	(0.22)	9.24
April 30, 2014	9.41	0.24	(0.27)	(0.03)	(0.23)	—	(0.23)	9.15
Class I (11/76)
March 31, 2020(f)	9.31	0.13	0.20	0.33	(0.14)	—	(0.14)	9.50
March 31, 2019	9.10	0.28	0.20	0.48	(0.27)	—	(0.27)	9.31
March 31, 2018	9.05	0.29	0.03	0.32	(0.27)	—	(0.27)	9.10
March 31, 2017(g)	9.42	0.25	(0.36)	(0.11)	(0.25)	(0.01)	(0.26)	9.05
April 30, 2016	9.25	0.28	0.17	0.45	(0.28)	—	(0.28)	9.42
April 30, 2015	9.16	0.28	0.10	0.38	(0.29)	—	(0.29)	9.25
April 30, 2014	9.41	0.31	(0.26)	0.05	(0.30)	—	(0.30)	9.16
230

	Ratios/Supplemental Data
		Ratios to Average Net Assets (c)
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(d)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(e)

3.31%	$ 695,420	0.66%*	0.66%*	2.55%*	8%
5.29	603,262	0.67	0.67	2.86	15
3.25	525,754	0.68	0.68	2.90	18
(1.40)	505,589	0.69*	0.69*	2.70*	24
4.83	1,076,822	0.68	0.68	2.77	18
3.95	773,091	0.70	0.70	2.86	19
0.39	876,456	0.70	0.70	3.20	17

2.91	55,365	1.46*	1.46*	1.75*	8
4.35	48,182	1.47	1.47	2.06	15
2.56	46,897	1.48	1.48	2.11	18
(2.10)	45,483	1.49*	1.49*	1.91*	24
3.91	35,070	1.48	1.48	1.99	18
3.14	17,706	1.50	1.50	2.03	19
1.49	2,412	1.49*	1.49*	2.17*	17

3.15	38,620	1.21*	1.21*	2.00*	8
4.51	43,300	1.22	1.22	2.31	15
2.82	66,052	1.23	1.23	2.36	18
(1.86)	85,193	1.24*	1.24*	2.16*	24
4.17	101,168	1.24	1.24	2.28	18
3.40	112,700	1.25	1.25	2.32	19
(0.25)	126,951	1.25	1.25	2.65	17

3.51	7,526,726	0.46*	0.46*	2.75*	8
5.37	6,138,037	0.47	0.47	3.06	15
3.56	4,782,475	0.48	0.48	3.11	18
(1.22)	4,485,912	0.49*	0.49*	2.91*	24
4.91	3,979,824	0.49	0.49	3.02	18
4.14	3,574,561	0.50	0.50	3.07	19
0.59	3,210,180	0.50	0.50	3.40	17

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The Fund has a fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Note 7 – Management Fees and Other Transactions with Affiliates, Management Fees for more information.
(d)	The expense ratios reflect, among other things, the interest expense and fees paid on borrowings, as described in Note 8 – Borrowing Arrangements.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives, Investment Transactions) divided by the average long-term market value during the period.
(f)	For the six months ended September 30, 2019.
(g)	For the eleven months ended March 31, 2017.
(h)	For the period February 10, 2014 (commencement of operations) through April 30, 2014.
(i)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
*	Annualized.
See accompanying notes to financial statements.
231

Financial Highlights (Unaudited) (continued)
Limited Term
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date)	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (10/87)
March 31, 2020(f)	$11.08	$0.11	$ 0.11	$ 0.22	$(0.11)	$ —	$(0.11)	$11.19
March 31, 2019	10.83	0.23	0.23	0.46	(0.21)	—	(0.21)	11.08
March 31, 2018	10.88	0.21	(0.06)	0.15	(0.20)	—	(0.20)	10.83
March 31, 2017(g)	11.17	0.17	(0.28)	(0.11)	(0.18)	—	(0.18)	10.88
April 30, 2016	11.10	0.20	0.08	0.28	(0.21)	—	(0.21)	11.17
April 30, 2015	11.12	0.21	(0.02)	0.19	(0.21)	—	(0.21)	11.10
April 30, 2014	11.27	0.22	(0.16)	0.06	(0.21)	—	(0.21)	11.12
Class C (2/14)
March 31, 2020(f)	11.04	0.07	0.10	0.17	(0.06)	—	(0.06)	11.15
March 31, 2019	10.78	0.14	0.24	0.38	(0.12)	—	(0.12)	11.04
March 31, 2018	10.83	0.12	(0.06)	0.06	(0.11)	—	(0.11)	10.78
March 31, 2017(g)	11.12	0.09	(0.28)	(0.19)	(0.10)	—	(0.10)	10.83
April 30, 2016	11.06	0.12	0.07	0.19	(0.13)	—	(0.13)	11.12
April 30, 2015	11.08	0.15	(0.02)	0.13	(0.15)	—	(0.15)	11.06
April 30, 2014(h)	11.06	0.01	0.04	0.05	(0.03)	—	(0.03)	11.08
Class C2 (12/95)(i)
March 31, 2020(f)	11.06	0.09	0.11	0.20	(0.09)	—	(0.09)	11.17
March 31, 2019	10.80	0.19	0.24	0.43	(0.17)	—	(0.17)	11.06
March 31, 2018	10.85	0.17	(0.06)	0.11	(0.16)	—	(0.16)	10.80
March 31, 2017(g)	11.13	0.14	(0.28)	(0.14)	(0.14)	—	(0.14)	10.85
April 30, 2016	11.06	0.17	0.06	0.23	(0.16)	—	(0.16)	11.13
April 30, 2015	11.08	0.17	(0.02)	0.15	(0.17)	—	(0.17)	11.06
April 30, 2014	11.23	0.18	(0.16)	0.02	(0.17)	—	(0.17)	11.08
Class I (2/97)
March 31, 2020(f)	11.04	0.12	0.12	0.24	(0.12)	—	(0.12)	11.16
March 31, 2019	10.79	0.25	0.23	0.48	(0.23)	—	(0.23)	11.04
March 31, 2018	10.83	0.23	(0.05)	0.18	(0.22)	—	(0.22)	10.79
March 31, 2017(g)	11.12	0.19	(0.28)	(0.09)	(0.20)	—	(0.20)	10.83
April 30, 2016	11.05	0.23	0.06	0.29	(0.22)	—	(0.22)	11.12
April 30, 2015	11.06	0.23	(0.01)	0.22	(0.23)	—	(0.23)	11.05
April 30, 2014	11.21	0.24	(0.16)	0.08	(0.23)	—	(0.23)	11.06
232

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement			Ratios to Average Net Assets After Waiver/Reimbursement(c)
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(d)	Expenses Excluding Interest	Net Investment Income (Loss)	Expenses Including Interest(d)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(e)

1.98%	$1,100,675	0.63%*	0.62%*	2.00%*	0.63%*	0.62%*	2.00%*	9%
4.27	1,015,540	0.63	0.63	2.07	0.63	0.63	2.07	27
1.36	998,226	0.62	0.62	1.92	0.62	0.62	1.92	21
(0.99)	1,094,434	0.63*	0.63*	1.72*	0.63*	0.63*	1.72*	26
2.50	1,208,642	0.63	0.63	1.84	0.63	0.63	1.84	20
1.72	1,168,646	0.64	0.64	1.89	0.64	0.64	1.89	20
0.55	1,279,131	0.65	0.65	1.99	0.65	0.65	1.99	20

1.58	82,667	1.43*	1.42*	1.20*	1.43*	1.42*	1.20*	9
3.52	83,991	1.43	1.43	1.27	1.43	1.43	1.27	27
0.53	93,327	1.42	1.42	1.12	1.42	1.42	1.12	21
(1.74)	112,035	1.43*	1.43*	0.92*	1.43*	1.43*	0.92*	26
1.71	90,330	1.43	1.43	1.04	1.36	1.36	1.11	20
1.18	51,973	1.43	1.43	1.07	1.18	1.18	1.32	20
0.49	9,695	1.43*	1.43*	1.10*	1.18*	1.18*	1.35*	20

1.79	161,402	0.98*	0.97*	1.65*	0.98*	0.97*	1.65*	9
3.97	192,174	0.98	0.98	1.71	0.98	0.98	1.71	27
0.97	292,436	0.97	0.97	1.57	0.97	0.97	1.57	21
(1.25)	383,282	0.98*	0.98*	1.37*	0.98*	0.98*	1.37*	26
2.12	461,558	0.98	0.98	1.50	0.98	0.98	1.50	20
1.34	528,287	0.99	0.99	1.54	0.99	0.99	1.54	20
0.17	623,242	1.00	1.00	1.64	1.00	1.00	1.64	20

2.17	4,305,367	0.43*	0.42*	2.20*	0.43*	0.42*	2.20*	9
4.46	4,014,613	0.43	0.43	2.27	0.43	0.43	2.27	27
1.62	3,225,826	0.42	0.42	2.12	0.42	0.42	2.12	21
(0.85)	3,012,577	0.43*	0.43*	1.92*	0.43*	0.43*	1.92*	26
2.68	2,744,568	0.43	0.43	2.04	0.43	0.43	2.04	20
1.99	2,221,891	0.44	0.44	2.09	0.44	0.44	2.09	20
0.72	1,781,216	0.45	0.45	2.19	0.45	0.45	2.19	20

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. During the fiscal years ended April 30, 2014 through April 30, 2016, the Adviser agreed to waive 0.25% of the 12b-1 distribution and/or service fees for Class C Shares through August 31, 2015. After August 31, 2015, the Adviser is no longer waiving fees or reimbursing expenses for Class C Shares.
(d)	The expense ratios reflect, among other things, the interest expense and fees paid on borrowings, as described in Note 8 – Borrowing Arrangements.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives, Investment Transactions) divided by the average long-term market value during the period.
(f)	For the six months ended September 30, 2019.
(g)	For the eleven months ended March 31, 2017.
(h)	For the period February 10, 2014 (commencement of operations) through April 30, 2014.
(i)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
*	Annualized.
See accompanying notes to financial statements.
233

Financial Highlights (Unaudited) (continued)
Short Term
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date)	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (10/02)
March 31, 2020(e)	$10.09	$ 0.08	$ 0.06	$ 0.14	$(0.08)	$ —	$(0.08)	$10.15
March 31, 2019	9.98	0.14	0.10	0.24	(0.13)	—	(0.13)	10.09
March 31, 2018	10.04	0.11	(0.07)	0.04	(0.10)	—	(0.10)	9.98
March 31, 2017(f)	10.12	0.09	(0.08)	0.01	(0.09)	—	(0.09)	10.04
April 30, 2016	10.11	0.10	—**	0.10	(0.09)	—	(0.09)	10.12
April 30, 2015	10.15	0.10	(0.04)	0.06	(0.10)	—	(0.10)	10.11
April 30, 2014	10.20	0.12	(0.05)	0.07	(0.12)	—	(0.12)	10.15
Class C (2/14)
March 31, 2020(e)	10.06	0.04	0.06	0.10	(0.04)	—	(0.04)	10.12
March 31, 2019	9.96	0.06	0.09	0.15	(0.05)	—	(0.05)	10.06
March 31, 2018	10.02	0.03	(0.07)	(0.04)	(0.02)	—	(0.02)	9.96
March 31, 2017(f)	10.11	0.02	(0.09)	(0.07)	(0.02)	—	(0.02)	10.02
April 30, 2016	10.10	0.03	0.01	0.04	(0.03)	—	(0.03)	10.11
April 30, 2015	10.14	0.06	(0.04)	0.02	(0.06)	—	(0.06)	10.10
April 30, 2014(g)	10.15	—**	0.01	0.01	(0.02)	—	(0.02)	10.14
Class C2 (8/11)(h)
March 31, 2020(e)	10.08	0.06	0.06	0.12	(0.06)	—	(0.06)	10.14
March 31, 2019	9.97	0.11	0.09	0.20	(0.09)	—	(0.09)	10.08
March 31, 2018	10.03	0.07	(0.06)	0.01	(0.07)	—	(0.07)	9.97
March 31, 2017(f)	10.11	0.06	(0.08)	(0.02)	(0.06)	—	(0.06)	10.03
April 30, 2016	10.10	0.06	0.01	0.07	(0.06)	—	(0.06)	10.11
April 30, 2015	10.14	0.06	(0.04)	0.02	(0.06)	—	(0.06)	10.10
April 30, 2014	10.18	0.08	(0.03)	0.05	(0.09)	—	(0.09)	10.14
Class I (10/02)
March 31, 2020(e)	10.10	0.09	0.06	0.15	(0.09)	—	(0.09)	10.16
March 31, 2019	9.99	0.16	0.10	0.26	(0.15)	—	(0.15)	10.10
March 31, 2018	10.04	0.13	(0.06)	0.07	(0.12)	—	(0.12)	9.99
March 31, 2017(f)	10.13	0.11	(0.10)	0.01	(0.10)	—	(0.10)	10.04
April 30, 2016	10.11	0.12	0.01	0.13	(0.11)	—	(0.11)	10.13
April 30, 2015	10.15	0.12	(0.04)	0.08	(0.12)	—	(0.12)	10.11
April 30, 2014	10.20	0.14	(0.05)	0.09	(0.14)	—	(0.14)	10.15
234

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement		Ratios to Average Net Assets After Waiver/Reimbursement(c)
Total Return(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

1.36%	$146,698	0.70%*	1.56%*	0.70%*	1.56%*	13%
2.42	156,526	0.72	1.44	0.72	1.44	45
0.41	168,828	0.72	1.09	0.72	1.09	28
0.08	187,573	0.71*	0.97*	0.71*	0.97*	44
1.01	174,484	0.71	0.97	0.71	0.97	24
0.57	184,317	0.71	0.97	0.71	0.97	36
0.74	201,145	0.71	1.16	0.71	1.16	35

0.95	7,547	1.50*	0.76*	1.50*	0.76*	13
1.53	6,879	1.52	0.64	1.52	0.64	45
(0.37)	8,193	1.52	0.29	1.52	0.29	28
(0.73)	10,069	1.51*	0.17*	1.51*	0.17*	44
0.41	6,971	1.51	0.17	1.38	0.30	24
0.22	4,615	1.50	0.16	1.05	0.61	36
0.08	822	1.57*	0.18*	1.08*	0.63*	35

1.18	4,839	1.05*	1.21*	1.05*	1.21*	13
2.05	6,147	1.06	1.07	1.06	1.07	45
0.05	9,384	1.07	0.74	1.07	0.74	28
(0.25)	12,097	1.06*	0.62*	1.06*	0.62*	44
0.65	13,325	1.06	0.62	1.06	0.62	24
0.22	16,524	1.06	0.63	1.06	0.63	36
0.48	28,134	1.06	0.82	1.06	0.82	35

1.45	428,262	0.50*	1.76*	0.50*	1.76*	13
2.62	433,253	0.52	1.64	0.52	1.64	45
0.69	401,052	0.51	1.29	0.51	1.29	28
0.14	430,038	0.51*	1.17*	0.51*	1.17*	44
1.29	454,620	0.51	1.16	0.51	1.16	24
0.75	515,315	0.50	1.17	0.50	1.17	36
0.92	497,363	0.51	1.37	0.51	1.37	35

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. During the fiscal years ended April 30, 2014 through April 30, 2016, the Advisor agreed to waive 0.45% of the 12b-1 distribution and/or service fees for Class C Shares through August 31, 2015. After August 31, 2015, the Adviser is no longer waiving fees or reimbursing expenses for Class C Shares.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives, Investment Transactions) divided by the average long-term market value during the period.
(e)	For the six months ended September 30, 2019.
(f)	For the eleven months ended March 31, 2017.
(g)	For the period February 10, 2014 (commencement of operations) through April 30, 2014.
(h)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
*	Annualized.
**	Rounds to less than $.01 per share.
See accompanying notes to financial statements.
235

Notes to Financial Statements
(Unaudited)
1.  General Information
Trust and Fund Information
Nuveen Municipal Trust and Nuveen Investment Funds, Inc. (each a “Trust” and collectively, the “Trusts”), are open-end management investment companies registered under the Investment Company Act of 1940, (the "1940 Act") as amended. Nuveen Municipal Trust is comprised of Nuveen All-American Municipal Bond Fund (“All-American”), Nuveen Intermediate Duration Municipal Bond Fund (“Intermediate Duration”) and Nuveen Limited Term Municipal Bond Fund (“Limited Term”), among others, and Nuveen Investment Funds, Inc. is comprised of Nuveen Short Term Municipal Bond Fund (“Short Term”), among others, (each a “Fund” and collectively, the “Funds”), as diversified funds. Nuveen Municipal Trust was organized as a Massachusetts business trust on July 1, 1996. Nuveen Investment Funds, Inc. was incorporated in the State of Maryland on August 20, 1987. The Funds, were each organized as a series of predecessor trusts or corporations prior to that date.
The end of the reporting period for the Funds is September 30, 2019, and the period covered by these Notes to Financial Statements is the six-months ended September 30, 2019 (the "current fiscal period”).
Investment Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge and incur a 0.20% annual 12b-1 service fee. Class A Share purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% (0.70% for Limited Term and Short Term) if redeemed within eighteen months (twelve months for shares of Short Term) of purchase. Class C Shares are sold without an up-front sales charge but incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. The Funds will issue Class C2 Shares upon the exchange of Class C2 Shares from another Nuveen mutual fund or for the purposes of dividend reinvestment, but Class C2 Shares are not available for new accounts or for additional investment into existing accounts. Class C2 Shares incur a 0.55% (0.35% for Limited Term and Short Term) annual 12b-1 distribution fee and a 0.20% annual 12b-1 service fee. Class C and C2 Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Class R6 Shares and Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.
2.  Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
Neither Trust pays compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds’ Board of Directors/Trustees (the “Board”) has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
236

Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under each Trust’s organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Investment Income, is comprised of interest income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, and is recorded on an accrual basis. Investment Income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. Currently, the only expenses that are allocated on a class-specific basis are 12b-1 distribution and service fees.
Sub-transfer agent fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivative Association, Inc. (“ISDA”) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
FASB Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities
The FASB has issued ASU 2017-08, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. During the current fiscal period, ASU 2017-08 became effective for the Funds and it did not have a material impact on the Funds' financial statements.
Fair Value Measurement: Disclosure Framework
During August 2018, the FASB issued ASU 2018-13 (“ASU 2018-13”), Fair Value Measurement: Disclosure Framework  –  Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 modifies the disclosures required by Topic 820, Fair Value Measurements. The amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has early implemented this guidance and it did not have a material impact on the Funds’ financial statements.
3.  Investment Valuation and Fair Value Measurements
The fair valuation input levels as described below are for fair value measurement purposes.
The Funds' investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the report-
237

Notes to Financial Statements (Unaudited) (continued)
ing entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
All-American	Level 1	Level 2	Level 3	Total
Long-Tem Investments*:
Municipal Bonds	$ —	$5,098,750,743	$ —	$5,098,750,743
Corporate Bonds	—	—	665,958***	665,958
Investments in Derivatives:
Futures Contracts**	384,134	—	—	384,134
Total	$384,134	$5,098,750,743	$665,958	$5,099,800,835

Intermediate Duration	Level 1	Level 2	Level 3	Total
Long-Tem Investments*:
Municipal Bonds	$ —	$8,019,080,942	$ —	$8,019,080,942
Short-Term Investments*:
Municipal Bonds	—	265,127,363	—	265,127,363
Total	$ —	$8,284,208,305	$ —	$8,284,208,305
238

Limited Term	Level 1	Level 2	Level 3	Total
Long-Tem Investments*:
Municipal Bonds	$ —	$5,529,464,753	$ —	$5,529,464,753
Short-Term Investments*:
Municipal Bonds	—	134,741,737	—	134,741,737
Total	$ —	$5,664,206,490	$ —	$5,664,206,490

Short Term	Level 1	Level 2	Level 3	Total
Long-Tem Investments*:
Municipal Bonds	$ —	$565,777,049	$ —	$565,777,049
Short-Term Investments*:
Municipal Bonds	—	17,410,744	—	17,410,744
Total	$ —	$583,187,793	$ —	$583,187,793

*	Refer to the Fund's Portfolio of Investments for state and or/industry classifications, where applicable.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments.
***	Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
4.  Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB)  –  Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
239

Notes to Financial Statements (Unaudited) (continued)
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF)  –  Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Floating Rate Obligations Outstanding	All-American	Intermediate Duration	Limited Term	Short Term
Floating rate obligations: self-deposited Inverse Floaters	$63,845,000	$ —	$ —	$ —
Floating rate obligations: externally-deposited Inverse Floaters	17,285,000	12,490,000	—	—
Total	$81,130,000	$12,490,000	$ —	$ —
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Self-Deposited Inverse Floaters	All-American	Intermediate Duration	Limited Term	Short Term
Average floating rate obligations outstanding	$64,320,164	$ —	$ —	$ —
Average annual interest rate and fees	2.13%	—%	—%	—%
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, All-American had outstanding borrowings under such liquidity facilities in the amount of $2,998,462 which are recognized as a component of "Floating rate obligations" on the Statement of Assets and Liabilities As of the end of the reporting period, there were no loans outstanding under such facilities in any of the other Funds.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the reporting period, each Fund’s maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Floating Rate Obligations - Recourse Trusts	All-American	Intermediate Duration	Limited Term	Short Term
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$63,845,000	$ —	$ —	$ —
240

Floating Rate Obligations - Recourse Trusts	All-American	Intermediate Duration	Limited Term	Short Term
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	8,370,000	12,490,000	—	—
Total	$72,215,000	$12,490,000	$ —	$ —
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities but excluding derivative transactions, where applicable) during the current fiscal period, were as follows:
	All-American	Intermediate Duration	Limited Term	Short Term
Purchases	$1,070,361,400	$1,990,429,432	$1,020,329,951	$77,204,228
Sales and maturities	173,349,570	582,560,831	463,462,900	75,762,898
Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.
As of the end of the reporting period, the Funds' outstanding when-issued/delayed delivery purchase commitments were as follows:
	All-American	Intermediate Duration	Limited Term	Short Term
Outstanding when-issued/delayed delivery purchase commitments	$60,371,549	$88,309,893	$137,103,185	$4,377,611
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Futures Contracts
Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of Assets and Liabilities. Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days “mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to- market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
During the current fiscal period, All-American managed the duration of its portfolio by shorting interest rate futures contracts.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
241

Notes to Financial Statements (Unaudited) (continued)
All-American
Average notional amount of futures contracts outstanding*	$32,314,879

*	The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the the end of each fiscal quarter within the current fiscal period.
The following table presents the fair value of all futures contracts held by the Funds as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.
	Location on the Statement of Assets and Liabilities
		Asset Derivatives		(Liability) Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
All-American
Interest rate	Futures contracts	Receivable for variation margin on futures contracts*	$384,134	—	$ —
* Value represents unrealized appreciation (depreciation) of futures contracts as reported on the Fund’s Portfolio of Investments and not the asset and/or liability derivatives location as described in the table above.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Fund	Underlying Risk Exposure	Derivative Instrument	Net Realized Gain (Loss) from Futures Contracts	Change in net Unrealized Appreciation (Depreciation) of Futures Contracts
All-American	Interest rate	Futures contracts	$(2,168,707)	$830,072
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
242

5.  Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
	Six Months Ended 9/30/19		Year Ended 3/31/19
All-American	Shares	Amount	Shares	Amount
Shares sold:
Class A	40,381,229	$ 477,236,907	44,885,366	$ 510,454,387
Class A – automatic conversion of Class C Shares	3,569	42,202	—	—
Class A – automatic conversion of Class C2 Shares	4,947	58,547	369,166	4,226,950
Class C	3,180,129	37,666,669	4,082,141	46,333,449
Class C2	40,762	482,913	274,332	3,111,090
Class R6	1,407,066	16,716,449	610,541	6,998,807
Class I	56,499,604	670,792,566	67,092,270	765,538,207
Shares issued to shareholders due to reinvestment of distributions:
Class A	2,156,995	25,581,679	3,766,619	42,860,757
Class C	190,696	2,259,390	387,058	4,403,986
Class C2	124,964	1,481,009	351,352	4,000,384
Class R6	30,022	358,261	21,075	241,184
Class I	2,499,834	29,765,039	4,468,238	51,052,991
	106,519,817	1,262,441,631	126,308,158	1,439,222,192
Shares redeemed:
Class A	(12,652,908)	(149,371,368)	(30,801,045)	(349,410,608)
Class C	(1,301,150)	(15,374,776)	(3,998,324)	(45,381,644)
Class C – automatic conversion to Class A Shares	(3,571)	(42,202)	—	—
Class C2	(1,451,560)	(17,175,950)	(6,949,555)	(79,294,817)
Class C2 – automatic conversion to Class A Shares	(4,943)	(58,547)	(368,844)	(4,226,950)
Class R6	(202,357)	(2,436,662)	(147,294)	(1,682,675)
Class I	(14,784,548)	(175,221,979)	(57,735,354)	(656,960,758)
	(30,401,037)	(359,681,484)	(100,000,416)	(1,136,957,452)
Net increase (decrease)	76,118,780	$ 902,760,147	26,307,742	$ 302,264,740

	Six Months Ended 9/30/19		Year Ended 3/31/19
Intermediate Duration	Shares	Amount	Shares	Amount
Shares sold:
Class A	13,519,292	$ 127,248,198	20,354,573	$ 185,136,034
Class A – automatic conversion of Class C2 Shares	1,704	15,817	122,797	1,121,138
Class C	1,147,779	10,821,072	1,484,544	13,509,150
Class C2	30,588	288,310	93,556	849,989
Class I	177,851,975	1,677,693,689	272,722,979	2,485,415,929
Shares issued to shareholders due to reinvestment of distributions:
Class A	804,997	7,592,950	1,449,600	13,210,677
Class C	44,054	415,409	85,424	778,462
Class C2	35,493	334,903	98,697	899,888
Class I	6,234,410	58,976,192	10,487,256	95,835,014
	199,670,292	1,883,386,540	306,899,426	2,796,756,281
Shares redeemed:
Class A	(5,863,892)	(55,230,937)	(14,898,708)	(135,493,790)
Class C	(533,575)	(5,020,410)	(1,548,756)	(14,072,502)
Class C2	(648,295)	(6,097,323)	(2,681,340)	(24,445,304)
Class C2 – automatic conversion to Class A Shares	(1,702)	(15,817)	(122,663)	(1,121,138)
Class I	(50,807,263)	(479,759,968)	(149,655,811)	(1,362,312,498)
	(57,854,727)	(546,124,455)	(168,907,278)	(1,537,445,232)
Net increase (decrease)	141,815,565	$1,337,262,085	137,992,148	$ 1,259,311,049

243

Notes to Financial Statements (Unaudited) (continued)
	Six Months Ended 9/30/19		Year Ended 3/31/19
Limited Term	Shares	Amount	Shares	Amount
Shares sold:
Class A	16,321,990	$ 182,553,057	29,184,682	$ 318,224,542
Class A – automatic conversion of Class C2 Shares	14,427	161,630	196,511	2,140,101
Class C	685,876	7,644,867	2,039,063	22,105,146
Class C2	33,134	371,082	136,046	1,478,708
Class I	78,450,521	874,964,507	183,860,174	1,996,082,522
Shares issued to shareholders due to reinvestment of distributions:
Class A	785,521	8,790,787	1,478,557	16,130,854
Class C	36,153	403,043	73,469	798,511
Class C2	96,127	1,073,210	255,740	2,781,883
Class I	2,452,863	27,359,727	4,388,095	47,707,515
	98,876,612	1,103,321,910	221,612,337	2,407,449,782
Shares redeemed:
Class A	(10,436,732)	(116,589,684)	(31,421,757)	(342,314,498)
Class C	(917,052)	(10,197,792)	(3,159,190)	(34,322,053)
Class C2	(3,045,871)	(33,998,209)	(9,894,171)	(107,597,791)
Class C2 – automatic conversion to Class A Shares	(14,464)	(161,630)	(197,052)	(2,140,101)
Class I	(58,509,905)	(650,099,339)	(123,784,656)	(1,343,244,178)
	(72,924,024)	(811,046,654)	(168,456,826)	(1,829,618,621)
Net increase (decrease)	25,952,588	$ 292,275,256	53,155,511	$ 577,831,161

	Six Months Ended 9/30/19		Year Ended 3/31/19
Short Term	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,887,752	$ 19,138,793	8,664,657	$ 86,445,049
Class A – automatic conversion of Class C Shares	3,196	32,254	—	—
Class A – automatic conversion of Class C2 Shares	33,058	336,395	6,129	61,289
Class C	167,682	1,697,585	462,792	4,602,316
Class C2	461	4,685	27,088	269,876
Class I	5,108,867	51,887,076	21,616,358	216,250,681
Shares issued to shareholders due to reinvestment of distributions:
Class A	98,776	1,002,271	172,029	1,720,393
Class C	2,132	21,572	3,380	33,726
Class C2	2,958	29,978	6,475	64,673
Class I	204,450	2,076,727	307,594	3,080,097
	7,509,332	76,227,336	31,266,502	312,528,100
Shares redeemed:
Class A	(3,085,343)	(31,271,973)	(10,239,513)	(102,425,941)
Class C	(104,796)	(1,058,827)	(605,187)	(6,037,377)
Class C – automatic conversion to Class A Shares	(3,206)	(32,254)	—	—
Class C2	(103,039)	(1,041,090)	(358,632)	(3,581,329)
Class C2 – automatic conversion to Class A Shares	(33,090)	(336,395)	(6,135)	(61,289)
Class I	(6,070,751)	(61,604,771)	(19,157,751)	(191,799,143)
	(9,400,225)	(95,345,310)	(30,367,218)	(303,905,079)
Net increase (decrease)	(1,890,893)	$(19,117,974)	899,284	$ 8,623,021
6.  Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
244

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The tables below present the cost and unrealized appreciation (depreciation) of each Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2019.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.
	All-American	Intermediate Duration	Limited Term	Short Term
Tax cost of investments	$4,667,850,139	$7,880,190,348	$5,523,578,188	$575,347,055
Gross unrealized:
Appreciation	$ 377,262,984	$ 421,466,309	$ 157,538,998	$ 8,468,134
Depreciation	(9,542,129)	(17,448,352)	(16,910,696)	(627,396)
Net unrealized appreciation (depreciation) of investments	$ 367,720,855	$ 404,017,957	$ 140,628,302	$ 7,840,738

All-American
Tax cost of futures contracts	$384,134
Net unrealized appreciation (depreciation) of futures contracts	—
Permanent differences, primarily due to federal taxes paid, taxable market discount and expiration of capital loss carryforwards, resulted in reclassifications among the Funds’ components of net assets as of March 31, 2019, the Funds' last tax year end.
The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of March 31, 2019, the Funds’ last tax year end, were as follows:
	All-American	Intermediate Duration	Limited Term	Short Term
Undistributed net tax-exempt income[1]	$14,723,072	$28,811,589	$20,097,766	$2,629,170
Undistributed net ordinary income[2]	173,795	204,558	39,163	1,204
Undistributed net long-term capital gains	—	—	—	—

[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period period March 1, 2019 through March 31, 2019 and paid on April 1, 2019.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
The tax character of distributions paid during the Funds' last tax year ended March 31, 2019 was designated for purposes of the dividends paid deduction as follows:
	All-American	Intermediate Duration	Limited Term	Short Term
Distributions from net tax-exempt income	$137,201,532	$170,967,589	$94,254,092	$8,133,742
Distributions from net ordinary income[2]	895,949	688,743	441,733	—
Distributions from net long-term capital gains	—	—	—	—

[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
As of September 30, 2019, the Funds' last tax year end, the Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.
	All-American	Intermediate Duration	Limited Term	Short Term
Not subject to expiration:
Short-term	$57,655,958	$12,385,181	$ 7,579,572	$ 248,748
Long-term	20,089,172	8,731,861	14,426,189	1,167,863
Total	$77,745,130	$21,117,042	$22,005,761	$1,416,611
245

Notes to Financial Statements (Unaudited) (continued)
As of March 31, 2019, the Funds’ last tax year end, the following Funds’ capital loss carryforwards expired as follows:
	All-American	Limited Term
Expired capital loss carryforwards	$881,168	$1,598,268
7.  Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components  –  a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Average Daily Net Assets	All- American	Intermediate Duration	Limited Term	Short Term
For the first $125 million	0.3000%	0.3000%	0.2500%	0.2500%
For the next $125 million	0.2875	0.2875	0.2375	0.2375
For the next $250 million	0.2750	0.2750	0.2250	0.2250
For the next $500 million	0.2625	0.2625	0.2125	0.2125
For the next $1 billion	0.2500	0.2500	0.2000	0.2000
For the next $3 billion	0.2250	0.2250	0.1750	0.1750
For the next $5 billion	0.2000	0.2000	0.1500	0.1500
For net assets of $10 billion and greater	0.1875	0.1875	0.1375	0.1375
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The annual complex-level fee, payable monthly, for each Fund is determined by taking the complex-level fee rate, which is based on the aggregate amount of “eligible assets” of all Nuveen funds as set forth in the schedule below, and for All-American, Intermediate Duration and Short Term, making, as appropriate, an upward adjustment to that rate based upon the percentage of the fund’s assets that are not “eligible assets.” The complex level fee schedule for each Fund is as follows:
Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*     The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of September 30, 2019, the complex-level fee for each Fund was as follows:
Fund	Complex-Level Fee
All-American	0.1602%
Intermediate Duration	0.1602%
Limited Term	0.1570%
Short Term	0.1774%
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. The expense limitation expiring July 31, 2020, may be terminated or modified prior to that date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of the Funds.
Fund	Temporary Expense Cap	Temporary Expense Cap Expiration Date	Permanent Expense Cap
Intermediate Duration	N/A	N/A	0.75%
N/A  –  Not applicable.
247

Notes to Financial Statements (Unaudited) (continued)
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds managed by the Sub-Adviser (“inter-fund trade”) under specified conditions outlined in procedures adopted by the Board. These procedures have been designed to ensure that any inter-fund trade of securities by the Fund from or to another fund that is, or could be, considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each inter-fund trade is effected at the current market price as provided by an independent pricing service. Unsettled inter-fund trades as of the end of the reporting period are recognized as a component of “Receivable for investments sold” and/or “Payable for investments purchased” on the Statement of Assets and Liabilities, when applicable.
During the current fiscal period, none of the the Funds engaged in inter-fund trades.
During the current fiscal period, Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
	All-American	Intermediate Duration	Limited Term	Short Term
Sales charges collected	$4,519,568	$964,168	$888,225	$111,489
Paid to financial intermediaries	4,382,027	935,558	851,584	105,696
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
	All-American	Intermediate Duration	Limited Term	Short Term
Commission advances	$3,858,348	$934,010	$773,791	$88,300
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C and Class C2 Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
	All-American	Intermediate Duration	Limited Term	Short Term
12b-1 fees retained	$210,688	$52,477	$47,356	$3,163
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
	All-American	Intermediate Duration	Limited Term	Short Term
CDSC retained	$29,566	$37,633	$53,938	$7,143
8.  Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.65 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2020 unless extended or renewed.
The credit facility has the following terms: a fee of 0.15% per annum on unused commitment amounts, and interest at a rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “other expenses” on the Statement of Op-
248

erations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized the facility. Each Fund's maximum outstanding balance during the utilization period was as follows:
	All- American	Limited Term
Maximum outstanding balance	$47,500,000	$93,000,000
During the Fund's utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
	All- American	Limited Term
Utilization period (days outstanding)	30	30
Average daily balance outstanding	$12,586,667	$34,293,333
Average annual interest rate	3.36%	3.43%
249

Additional Fund Information
Fund Manager
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodians
State Street Bank & Trust Company
One Lincoln Street
Boston, MA 02111
U.S. Bank National Association
1555 North RiverCenter Drive
Suite 302
Milwaukee, WI 53212
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787

Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC's website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request by calling Nuveen toll-free at (800) 257-8787 or Nuveen's website at www.nuveen.com and (ii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
250

Glossary of Terms Used in this Report
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage (Effective Leverage Ratio): Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Industrial Development Revenue Bond (IDR)  – A unique type of revenue bond issued by a state or local government agency on behalf of a private sector company and intended to build or acquire factories or other heavy equipment and tools.
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Lipper General & Insured Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper General & Insured Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
251

Glossary of Terms Used in this Report (continued)
Lipper Intermediate Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Intermediate Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Short-Intermediate Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Short-Intermediate Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Short Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Short Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refundings: Pre-Refundings, also known as advance refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.
S&P Municipal Bond Intermediate Index: An unleveraged, market value-weighted index containing all bonds in the S&P Municipal Bond Index that mature between 3 and 14.999 years. Index returns assume reinvestment of distributions but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Short Index: An unleveraged, market value-weighted index containing all of the bonds in the S&P Municipal Bond Index with maturities between 6 months and 3.999 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Short-Intermediate Index: An unleveraged, market value-weighted index containing all bonds in the S&P Municipal Bond Index that mature between 1 and 7.999 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Weighted Average Maturity: The average time to maturity of debt securities held in a Fund.
Weighted Average Portfolio Duration: The weighted average duration, including the effects of leverage, of a fund’s bonds and loans, which is a measure of the fund’s price sensitivity expressed in years.
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Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.
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Annual Investment Management Agreement Approval Process
At a meeting held on May 21-23, 2019 (the “May Meeting”), the Board of Trustees or Directors, as applicable (the “Board” and each Trustee or Director, a “Board Member”) of the Funds, including the Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub- Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. Following an initial two-year period, the Board, including the Independent Board Members, is required under the 1940 Act to review and approve each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser.”
In response to a request on behalf of the Independent Board Members by independent legal counsel, the Board received and reviewed prior to the May Meeting extensive materials specifically prepared for the annual review of Advisory Agreements by the Adviser as well as by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials provided in connection with the annual review covered a breadth of subject matter including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of the Sub-Adviser and investment team; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued during the year for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the Sub- Adviser; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the Nuveen funds. The Board Members held an in-person meeting on April 17-18, 2019 (the “April Meeting”), in part, to review and discuss the performance of the Nuveen funds and the Adviser’s evaluation of the various sub-advisers to the Nuveen funds. The Independent Board Members asked questions and requested additional information that was provided for the May Meeting.
The information prepared specifically for the annual review of the Advisory Agreements supplemented the information provided to the Board and its committees throughout the year. The Board and its committees met regularly during the year and the information provided and topics discussed were relevant to the review of the Advisory Agreements. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Nuveen funds; strategic plans of the Adviser which may impact the services it provides to the Nuveen funds; the review of the Nuveen funds and applicable investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees; and overall market and regulatory developments. The Board further continued its practice of seeking to meet periodically with the various sub-advisers to the Nuveen funds and their investment teams, when feasible. The Independent Board Members considered the review of the Advisory Agreements to be an ongoing process and employed the accumulated information, knowledge, and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Fund Advisers in their review of the Advisory Agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements.
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In deciding to renew the Advisory Agreements, the Independent Board Members did not identify a particular factor or information as determinative or controlling, but rather the decision reflected the comprehensive consideration of all the information provided, and each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process. The following summarizes the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements and its conclusions.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Board recognized that the Adviser provides a comprehensive set of services necessary to operate the Nuveen funds in a highly regulated industry and noted that the scope of such services has expanded over the years as a result of regulatory, market and other developments, such as the development of the liquidity management program and expanded compliance programs. Some of the functions the Adviser is responsible for include, but are not limited to: product management (such as analyzing a fund’s position in the marketplace, setting dividends, preparing shareholder and intermediary communications and other due diligence support); investment oversight (such as analyzing fund performance, sub-advisers and investment teams and analyzing trade executions of portfolio transactions, soft dollar practices and securities lending activities); securities valuation services (such as executing the daily valuation process for portfolio securities and developing and recommending changes to valuation policies and procedures); risk management (such as overseeing operational and investment risks, including stress testing); fund administration (such as preparing fund tax returns and other tax compliance services, overseeing the Nuveen funds’ independent public accountants and other service providers; managing fund budgets and expenses; and helping to fulfill the funds’ regulatory filing requirements); oversight of shareholder services and transfer agency functions (such as oversight and liaison of transfer agent service providers which include registered shareholder customer service and transaction processing); Board relations services (such as organizing and administering Board and committee meetings, preparing various reports to the Board and committees and providing other support services); compliance and regulatory oversight services (such as developing and maintaining a compliance program to ensure compliance with applicable laws and regulations, monitoring compliance with applicable fund policies and procedures and adherence to investment restrictions, and evaluating the compliance programs of the Nuveen fund sub-advisers and certain other service providers); and legal support and oversight of outside law firms (such as with respect to filing and updating registration statements; maintaining various regulatory registrations; and providing legal interpretations regarding fund activities, applicable regulations and implementation of policies and procedures). In reviewing the scope and quality of services, the Board recognized the continued efforts and resources the Adviser and its affiliates have employed to continue to enhance their services for the benefit of the complex as well as particular Nuveen funds over recent years. Such service enhancements have included, but are not limited to:
•	Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to enhance the shareholder outcomes through, among other things, repositioning funds, merging funds, introducing additional share classes, reviewing and updating investment policies and benchmarks, modifying the composition of certain portfolio management teams and analyzing various data to help devise such improvements;
•	Capital Initiatives – continuing to invest capital to support new funds with initial capital as well as to facilitate modifications to the strategies or structure of existing funds;
•	Compliance Program Initiatives – continuing efforts to enhance the compliance program through, among other things, internally integrating various portfolio management teams and aligning compliance support accordingly, completing a comprehensive review of existing policies and procedures and revising such policies and procedures as appropriate, enhancing compliance-related technologies and workflows, and optimizing compliance shared services across the organization and affiliates;
•	Risk Management and Valuation Services - continuing efforts to strengthen the risk management functions, including through, among other things, enhancing the interaction and reporting between the investment risk management team and various affiliates, increasing the efficiency of risk monitoring performed on the Nuveen funds through improved reporting, continuing to implement risk programs designed to provide a more disciplined and consistent approach to identifying and mitigating operational risks, continuing progress on implementing a liquidity program that complies with the new liquidity regulatory requirements and continuing to oversee the daily valuation process;
•	Additional Compliance Services – continuing investment of time and resources necessary to develop the compliance policies and procedures and other related tools necessary to meet the various new regulatory requirements affecting the Nuveen funds that have been adopted over recent years;
•	Government Relations – continuing efforts of various Nuveen teams and affiliates to advocate and communicate their positions with lawmakers and other regulatory bodies on issues that will impact the Nuveen funds;
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Annual Investment Management Agreement Approval Process (continued)
•	Business Continuity, Disaster Recovery and Information Services – establishing an information security program to help identify and manage information security risks, periodically testing disaster recovery plans, maintaining and updating business continuity plans and providing reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, incident tracking and other relevant information technology risk-related reports; and
•	Expanded Dividend Management Services – continuing to expand the services necessary to manage the dividends among the varying types of Nuveen funds that have developed as the Nuveen complex has grown in size and scope.
In addition to the services provided by the Adviser, the Board also considered the risks borne by the Adviser and its affiliates in managing the Nuveen funds, including entrepreneurial, operational, reputational, regulatory and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio. The Board noted that the Adviser oversees the Sub-Adviser and considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the Sub-Adviser’s assets under management and changes thereto, a summary of the investment team and changes thereto, the investment approach of the team and the performance of the funds sub-advised by the Sub-Adviser over various periods. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance program and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered the investment performance of the Nuveen funds they advise. In this regard, the Board reviewed Fund performance over the quarter, one- , three- and five-year periods ending December 31, 2018 as well as performance data for the first quarter of 2019 ending March 29, 2019. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. Unless otherwise indicated, the performance data referenced below reflects the periods ended December 31, 2018. The Board considered the Adviser’s analysis of each fund’s performance, with particular focus on funds that were considered performance outliers and the factors contributing to their performance. The Board also noted that it received performance data of the Nuveen funds during its quarterly meetings throughout the year and took into account the discussions that occurred at these Board meetings regarding fund performance. In this regard, in its evaluation of Nuveen fund performance at meetings throughout the year, the Board considered performance information for the funds for different time periods, both absolute and relative to appropriate benchmarks and peers, with particular attention to information indicating underperformance of the respective funds and discussed with the Adviser the reasons for such underperformance.
The Board reviewed both absolute and relative fund performance during the annual review. With respect to the latter, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the Nuveen funds compared to the respective Performance Peer Group and/or benchmark(s) (such as differences in the use of leverage) will necessarily contribute to differences in performance results and limit the value of the comparative information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the funds as low, medium or high. Depending on the facts and circumstances, however, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below its benchmark or peer group for certain periods. In addition, the performance data may vary significantly depending on the end date selected, and shareholders may evaluate fund performance based on their own holding period which may differ from the performance periods reviewed by the Board leading to different results. Further, the Board considered a fund’s performance in light of the overall financial market conditions during the respective periods. As noted above, the Board reviewed, among other things, Nuveen fund performance over various periods ended December 31, 2018, and the Board was aware of the market decline in the fourth quarter of 2018 and considered performance from the first quarter of 2019 as well. The Board also noted that a shorter period of underperformance may significantly impact longer term performance.
In their review of performance, the Independent Board Members focused, in particular, on the Adviser’s analysis of Nuveen funds determined to be underperforming performance outliers. The Board recognized that some periods of underperformance may only be temporary while other periods of underperformance may indicate a broader issue that may require a corrective action. Accordingly, with respect to any Nuveen funds for which the Board had identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any efforts undertaken.
The Board’s determinations with respect to each Fund are summarized below.
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For Nuveen All-American Municipal Bond Fund (the “All-American Fund”), the Board noted that the Fund ranked in the third quartile of its Performance Peer Group for the one-year period and first quartile for the three- and five-year periods. In addition, although the Fund’s performance was below the performance of its benchmark for the one-year period, the Fund outperformed its benchmark for the three- and five-year periods. The Board was satisfied with the Fund’s overall performance.
For Nuveen Intermediate Duration Municipal Bond Fund (the “Intermediate Fund”), the Board noted that the Fund ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods. Although the Fund’s performance was below the performance of its benchmark for the one-year period, the Fund outperformed its benchmark for the three- and five-year periods. The Board was satisfied with the Fund’s overall performance.
For Nuveen Limited Term Municipal Bond Fund (the “Limited Term Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods. The Board was satisfied with the Fund’s overall performance.
For Nuveen Short Term Municipal Bond Fund (the “Short Term Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods, the Fund ranked in the second quartile of its Performance Peer Group for the one- and five-year periods and third quartile for the three-year period. The Board was satisfied with the Fund’s overall performance.
C. Fees, Expenses and Profitability
1. Fees and Expenses
In its annual review, the Board considered the fees paid to the Fund Advisers and the total operating expense ratio of each Nuveen fund, before and after any undertaking by Nuveen to limit the fund’s total annual operating expenses to certain levels. More specifically, the Independent Board Members reviewed, among other things, each fund’s gross and net management fee rates (i.e., before and after expense reimbursements and/or fee waivers, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and to a more focused subset of comparable funds (the “Peer Group”) established by Broadridge. The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer Universe and Peer Group and recognized that differences between the applicable fund and its respective Peer Universe and/or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by $51.5 million and fund-level breakpoints reduced fees by $55.1 million in 2018. Further, fee caps and waivers for all applicable Nuveen funds saved an additional $15 million in fees for shareholders in 2018.
With respect to the Sub-Adviser, the Board considered the sub-advisory fee paid to the Sub-Adviser, including any breakpoint schedule, and as described below, comparative data of the fees the Sub-Adviser charges to other clients, if any.
The Independent Board Members noted that (a) the Short Term Fund had a net management fee that was slightly higher than the peer average, but a net expense ratio that was in line with the peer average; (b) the Intermediate Fund and the Limited Term Fund each had a net management fee that was in line with the respective peer average and a net expense ratio that was below the respective peer average; and (c) the All-American Fund had a net management fee and a net expense ratio that were below the respective peer averages. Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also reviewed information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the Sub-Adviser, such other clients may include retail and institutional managed accounts, passively managed exchange-traded funds sub-advised by the Sub-Adviser but that are offered by another fund complex and municipal managed accounts offered by an unaffiliated adviser. With respect to the Sub-Adviser, the Board reviewed, among other things, the fee range and average fee of municipal retail wrap accounts and municipal institutional accounts.
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Annual Investment Management Agreement Approval Process (continued)
In addition to the comparative fee data, the Board also reviewed, among other things, a description of the different levels of services provided to certain other clients compared to the services provided to the Nuveen funds as well as the differences in portfolio investment policies, investor profiles, account sizes and regulatory requirements, all of which contribute to the variations in the fee schedules. The Board noted, among other things, the wide range of services in addition to investment management services provided to the Nuveen funds when the Adviser is principally responsible for all aspects of operating the funds, including the increased regulatory requirements that must be met in managing the funds, the larger account sizes of managed accounts and the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
In conjunction with their review of fees, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2018 and 2017. The Board reviewed, among other things, Nuveen’s net margins (pre-tax) (both including and excluding distribution expenses); gross and net revenue margins (pre- and post-tax); revenues, expenses, and net income (pre-tax and after-tax and before distribution) of Nuveen for fund advisory services; and comparative profitability data comparing the adjusted margins of Nuveen compared to the adjusted margins of certain peers with publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board also reviewed the revenues and expenses the Adviser derived from its exchange-traded fund product line that was launched in 2016. The Independent Board Members noted that Nuveen’s net margins were higher in 2018 than the previous year and considered the key drivers behind the revenue and expense changes that impacted Nuveen’s net margins between the years. The Board considered the costs of investments in the Nuveen business, including the investment of seed capital in certain Nuveen funds and additional investments in infrastructure and technology. The Independent Board Members also noted that Nuveen’s adjusted margins from its relationships with the Nuveen funds were on the low range compared to the adjusted margins of the peers; however, the Independent Board Members recognized the inherent limitations of the comparative data of other publicly traded peers given that the calculation of profitability is rather subjective and numerous factors (such as types of funds, business mix, cost of capital, methodology to allocate expenses and other factors) can have a significant impact on the results.
The Independent Board Members also reviewed a description of the expense allocation methodology employed to develop the financial information and a summary of the history of changes to the methodology over the ten-year period from 2008 to 2018, and recognized that other reasonable allocation methodologies could be employed and lead to significantly different results. The Board noted that two Independent Board Members, along with independent counsel, serve as the Board’s liaisons to review profitability and discuss any proposed changes to the methodology prior to the full Board’s review.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). As such, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2018 and 2017 calendar years to consider the financial strength of TIAA having recognized the importance of having an adviser with significant resources.
In addition to Nuveen, the Independent Board Members also considered the profitability of the Sub-Adviser from its relationships with the Nuveen funds. In this regard, the Independent Board Members reviewed the Sub-Adviser’s revenues, expenses and revenue margins (pre- and post-tax) for its advisory activities for the calendar year ended December 31, 2018. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar year ending December 31, 2018 and the pre- and post-tax revenue margin from 2018 and 2017.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
With respect to economies of scale, the Independent Board Members noted that although economies of scale are difficult to measure, the Adviser shares the benefits of economies of scale in various ways including breakpoints in the management fee schedule (subject to limited exceptions), fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in its business which can enhance the services provided to the funds for the fees paid. With respect to breakpoint schedules, because the Board had previously recognized that economies of scale may occur not only when the assets of a particular Nuveen fund grow but also when the assets in the complex grow, the Nuveen funds generally pay
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the Adviser a management fee comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. In general terms, the breakpoint schedule at the fund level reduces fees as assets in the particular fund pass certain thresholds and the breakpoint schedule at the complex level reduces fees on the Nuveen funds as the eligible assets in the complex pass certain thresholds. The Independent Board Members reviewed, among other things, the fund-level and complex-level fee schedules and the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2017 and 2018), including the permanent expense cap applicable to the Intermediate Fund. The Independent Board Members noted that as a result of fund-level management fee changes implemented in June 2017, none of the Nuveen open-end funds were above their top level fee breakpoint.
In addition, the Independent Board Members recognized the Adviser’s continued reinvestment in its business through, among other things, investments in its business infrastructure and information technology, portfolio accounting system as well as other systems and platforms that will, among other things, support growth, simplify and enhance information sharing, and enhance the investment process to the benefit of all of the Nuveen funds.
Based on its review, the Board concluded that the current fee arrangements together with the Adviser’s reinvestment in its business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds. The Independent Board Members further noted that the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party broker-dealers, the Board reviewed the amount retained by the Adviser’s affiliate as a result of serving as principal underwriter. In addition, the Independent Board Members also noted that the Sub-Adviser engages in soft dollar transactions pursuant to which it may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds.
The Board, however, noted that the benefits for the Sub-Adviser when transacting in fixed- income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions. Further, the Board noted that although the Sub-Adviser may benefit from the receipt of research and other services that it may otherwise have to pay for out of its own resources, the research may also benefit the Nuveen funds to the extent it enhances the ability of the Sub-Adviser to manage such funds or is acquired through the commissions paid on portfolio transactions of other clients.
Based on their review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, concluded that the terms of each Advisory Agreement were fair and reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.
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Nuveen:
Serving Investors for Generations
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Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
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To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
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Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive | Chicago, IL 60606 | www.nuveen.com    MSA-NAT-0919D1000802-INV-B-11/20

Mutual Funds
30 September 2019
Nuveen Municipal
Bond Funds
Fund Name	Class A	Class C	Class C2	Class R6	Class I
Nuveen High Yield Municipal Bond Fund	NHMAX	NHCCX	NHMCX	NHMFX	NHMRX
Nuveen Short Duration High Yield Municipal Bond Fund	NVHAX	NVCCX	NVHCX	—	NVHIX
Nuveen Strategic Municipal Opportunities Fund	NSAOX	NSCOX	—	—	NSIOX
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.
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Table
of Contents

Chair’s Letter to Shareholders
Dear Shareholders,
Financial markets have been receiving mixed messages this year. The global economy has bifurcated, split between a slumping manufacturing sector and a resilient consumer. Confidence has been weakening among corporate managements, who are wary of trade frictions and moderating global growth, but has remained elevated among consumers, who have benefited from tight labor markets and growing wages. Corporate profits are shrinking, and earnings forecasts are being downgraded. A more pessimistic growth outlook has driven interest rates to historically low levels. Yet, stock market indexes have overcome periodic volatility to touch historical highs.
Slower growth and amplified market volatility are likely to be expected in a late cycle economy. Although unpredictable geopolitics such as trade and Brexit have been a source of market anxiety, some clarity on these issues could be a potential source of upside. Furthermore, barring an exogenous shock, we believe the likelihood of a near-term recession remains low. The U.S. economy slowed in the third quarter but by less than expected, and other recent economic indicators appear to be stabilizing. Low unemployment and wage growth continue to be favorable for consumers, who represent the largest driver of the economy. The low interest rate environment should encourage businesses and consumers to borrow at lower rates while markets have been encouraged by the expectation of easier financial conditions. Although Europe’s economies presently look more vulnerable to recession and China’s growth has slowed to a near three-decade low, policy makers there remain committed to using their available tools.
At Nuveen, we still see investment opportunities in the maturing economic environment, but we are taking a selective approach. If you’re concerned about where the markets are headed from here, we encourage you to work with your financial advisor to review your time horizon, risk tolerance and investment goals. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chair of the Board
November 22, 2019

Portfolio Managers’
Comments
Nuveen High Yield Municipal Bond Fund
Nuveen Short Duration High Yield Municipal Bond Fund
Nuveen Strategic Municipal Opportunities Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen, LLC. John V. Miller, CFA, has managed the Nuveen High Yield Municipal Bond Fund since 2000. John, along with Timothy T. Ryan, CFA, and Steven M. Hlavin, have managed the Nuveen Short Duration High Yield Municipal Bond Fund since its inception in 2013, while John and Tim have managed the Nuveen Strategic Municipal Opportunities Fund since its inception in 2014.
Recently, the portfolio managers reviewed key investment strategies and the Fund’s performance for the six-month reporting period ended September 30, 2019.
How did the Funds perform during the six-month reporting period ended September 30, 2019?
The tables in the Fund Performance, Expense Ratios and Effective Leverage Ratios section of this report provide each Fund’s total returns for the six-month, one-year, five-year, ten-year and/or since-inception periods ended September 30, 2019. Each Fund’s Class A Share total returns at net asset value (NAV) are compared with the performance of its benchmark and corresponding Lipper classification average.
During the reporting period, the Nuveen High Yield Municipal Bond Fund performed in line with the S&P Municipal Yield Index, while the Nuveen Short Duration High Yield Municipal Bond Fund outperformed the S&P Short Duration Municipal Yield Index and the Nuveen Strategic Municipal Opportunities Fund outperformed the S&P Municipal Bond Index. Meanwhile, the Nuveen High Yield Municipal Bond Fund and Nuveen Strategic Municipal Opportunities Fund outperformed their respective Lipper classification averages. The Nuveen Short Duration High Yield Municipal Bond Fund underperformed its Lipper classification average (note that this Fund’s Lipper average includes bonds across the entire yield curve, while the Fund focuses on short duration investments).
What strategies were used to manage the Funds during the reporting period and how did these strategies influence performance?
The Nuveen High Yield Municipal Bond Fund and the Nuveen Short Duration High Yield Municipal Bond Fund’s investment objective is to provide high current income exempt from regular federal income taxes. Capital appreciation is a secondary objective when consistent with each Fund’s primary objective. The Nuveen Strategic Municipal Opportunities Fund's investment objective is to seek total return through income exempt from regular federal income taxes and capital appreciation.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody's) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Portfolio Managers’ Comments (continued)
The Funds continued to employ the same fundamental investment strategies and tactics long relied upon by NAM. Our municipal bond portfolios are managed with a value-oriented approach and close input from NAM's research team. Below we highlight the specific factors influencing each Fund’s investment strategy, as well as how we managed each portfolio in light of recent market conditions.
Nuveen High Yield Municipal Bond Fund
The Nuveen High Yield Municipal Bond Fund’s Class A Shares at NAV performed in line with the S&P Municipal Yield Index for the six-month reporting period ended September 30, 2019.
The reporting period provided a strong market backdrop for investors in municipal bonds. During the reporting period, the U.S. Federal Reserve continued its shift toward a posture of cutting interest rates. This transition reflected a slowing global economy with little inflation. Meanwhile, U.S. economic growth remained solid with minimal borrower defaults, providing a desirable environment for investors in lower rated bonds.
In this positive municipal market environment, our duration (interest rate) and yield curve positioning contributed to performance on a relative basis. Our increased exposure to bonds on the long end of the yield curve gave the portfolio more sensitivity to the beneficial effects of falling interest rates. Tempering that duration related outperformance, however, was our short position in U.S. Treasury futures. These securities allowed us to keep our target duration while we continued to maintain exposure to longer dated bonds we continued to find attractive.
Meanwhile, beneficial security selection made up for the negative performance impact of underweighting two particularly stronger performing sectors. Specifically, we limited exposure to tobacco-securitization bonds and debt affiliated with the U.S. territory of Puerto Rico, both of which are amply represented in the index. Our decision to underweight these categories reflected our desire to maintain sufficient portfolio diversification, as well as our concern about declining credit fundamentals in the tobacco industry and the underlying quality of certain Puerto Rico issuers.
The Fund's security selection also added value. Many of the Fund’s strongest individual relative performers included various issuers of Illinois, a state that in recent years has experienced significant credit challenges. After conducting thorough research, we concluded that many bonds tied to the state were priced attractively relative to the issuers’ credit risks. During this reporting period, we believed investors became more optimistic about the state’s financial picture, reflecting more favorable budget conditions and improving political cooperation. As a result, various Illinois issues experienced rising valuations that meaningfully contributed to the Fund’s relative performance. For example, the Chicago Board of Education bonds were the Fund’s top individual contributor for this reporting period. These bonds, with a 7% coupon and 2044 maturity date, benefited from their high income stream as well as credit spread narrowing, as investors became more comfortable with the issuer’s underlying credit quality. Other Chicago-related credits to make meaningful performance contributions during the reporting period included City of Chicago general obligation bonds and Metropolitan Pier and Exposition Authority bonds for McCormick Place, a dedicated-tax bond financed through various tourism-related taxes.
Outside Illinois, several other individual holdings were notable contributors, we benefited, for example, from a bond investment in the American Dream Meadowlands retail and entertainment complex in East Rutherford, New Jersey. These securities, with a 7% coupon and maturity date of 2050, benefited as investors became more confident as the project’s opening date approached and its leasing rate appeared solid. Another strong performer for the Fund was our position in bonds of 3 World Trade Center. As this Lower Manhattan building has been completed and the leasing rate surpassed a key threshold of 50%, the bonds’ credit quality has steadily improved.
Throughout the reporting period, we maintained our consistent approach to portfolio management. We continued to focus on keeping the Fund invested by purchasing attractively yielding bonds backed by stable underlying quality and which we believed offered the opportunity to experience narrowing credit spreads. Accordingly, with the proceeds of new investment inflows, as well as bond calls and maturities, we purchased bonds in sectors where we regularly identify value, highlighted this reporting period by charter schools and land-secured bonds. In these and other sectors, we applied our diligent, bond-by-bond credit research approach to find securities offering favorable total return potential in exchange for their credit risk.

Notable purchases during the reporting period included adding bonds of Virgin Trains, a privately owned South Florida rail line formerly known as Brightline, which meaningfully underperformed. As usage of the service lagged initial projections, the bonds faced some selling pressure. We established this position early in the reporting period and although we remain optimistic about its long-term opportunity, it struggled during the reporting period. We also increased the Fund’s exposure to bonds of electric utility FirstEnergy, taking advantage of periodic price weakness to increase our investment in securities we continued to believe offered good total return potential over the long-term.
At various times during the reporting period, the Fund used credit default swap contracts to purchase credit protection on certain credits, or to take on credit risk on other credits and earn a commensurate credit spread. Using credit default swaps had a negligible impact on the Fund’s performance during this reporting period.
Impact of the Nuveen High Yield Municipal Bond Fund's Leveraging Strategy on Performance
One important factor impacting the returns of the Nuveen High Yield Municipal Bond Fund relative to its comparative benchmarks was the Fund’s use of leverage (more detail is provided later in the report) through its investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Fund uses leverage because our research has shown that, over time, leveraging provides opportunities for additional income and total returns, particularly in the recent market environment where short term market rates are at or near historical lows, meaning that the short-term rates the Fund has been paying on its leveraging instruments have been lower than the interest the Fund has been earning on its portfolio of long term bonds that it has bought with the proceeds of that leverage. However, use of leverage also exposes the Fund to additional price volatility. When the Fund uses leverage, it will experience a greater increase in its NAV if the municipal bonds acquired through the use of leverage increase in value, but it will also experience a correspondingly larger decline in its NAV if the bonds acquired through leverage decline in value, which will make the Fund’s NAV more volatile, and its total return performance more variable over time. In addition, income in levered funds will typically decrease, unlike unlevered funds, when short-term interest rates increase and increase when short-term interest rates decrease, and leverage would serve to reduce the Fund’s income if short-term interest rates were to rise such that they exceed the net income earned on the bonds purchased with the proceeds of leverage. As of September 30, 2019 the effective leverage was 21.34%, which is within our expected range and regularly monitored.
The Fund’s use of leverage through inverse floating rate securities had a positive impact on performance over this reporting period.
Nuveen Short Duration High Yield Municipal Bond Fund
The Nuveen Short Duration High Yield Municipal Fund's Class A Shares at NAV outperformed the S&P Short Duration Municipal Yield Index for the six-month reporting period ended September 30, 2019.
Much of our relative outperformance stemmed from favorable duration (interest rate) and yield curve positioning. In seeking high current income exempt from regular federal income taxes, the Fund invests in predominantly lower rated municipal bonds while maintaining a weighted average effective duration of less than 4.5 years. When appropriate, the Fund may also use leverage in an opportunistic manner through the use of inverse floating rate securities.
As we maintained our targeted portfolio duration, we have been able to extend the Fund’s average maturity through our ability to invest in bonds with such structural features as larger coupons and optional calls. Our longer maturity relative to the index proved helpful in the market environment during the reporting period, as rates on longer-dated bonds fell by more than those on shorter-dated issues.
Tempering this otherwise strong result, however, was our use of an interest rate hedge throughout the reporting period. Even as this short position in U.S. Treasury futures performed as expected, allowing us to more precisely manage our duration positioning, this allocation weighed on our relative performance as interest rates fell throughout the reporting period. The Fund also utilized forward interest rate swap contracts to reduce the duration of its portfolio. These contracts were eliminated during the reporting period and had a negligible impact on the total return performance of the Fund.

Portfolio Managers’ Comments (continued)
Sector positioning had a mixed impact on performance. On the positive side, we benefited from relative overweightings in various outperforming sectors, such as higher education, hospital and dedicated tax. Our overweighting in the corporate-backed industrial development revenue sector, however, hampered results, given the category’s underperformance. Similarly, we were underweighted in Puerto Rico bonds, which detracted as the overall sector outperformed.
Security selection generally benefited the Fund's performance, especially in the hospital and dedicated-tax categories. Also, in Puerto Rico, our holdings generated a relatively strong overall return. In contrast, we saw negative results from two particular bond holdings, whose underperformance we attribute to technical selling pressure rather than fundamental challenges involving their underlying projects. The bonds of electric utility FirstEnergy lost value. In prior reporting periods, these bonds were strong relative performers for the Fund, unfortunately, they lagged during the reporting period. Additionally, the Fund’s position in bonds of Virgin Trains, a South Florida rail line formerly known as Brightline, meaningfully underperformed. As usage of the service lagged initial projections, the bonds faced some selling pressure. We established this position early in the reporting period and although we remain optimistic about its long-term opportunity, it struggled during the reporting period.
By strategy, we control the duration of the Fund to limit the impact of interest rate movements on performance, making this a potential option for investors who wish to add exposure to high yield municipal bonds to their portfolios, while potentially limiting their interest rate risk.
As rates declined during the reporting period, the Fund’s duration also naturally drifted downward due to the increased probability of bonds being called from the portfolio. Thus, in managing our duration, we were increasingly focused on adding bonds with longer maturities, often between 10 and 20 years. This focus allowed us to offset the portfolio’s naturally shortening duration and maintain a relatively consistent level of interest rate sensitivity throughout the reporting period.
We were receiving healthy new investment inflows throughout the reporting period. With these proceeds and those of bond calls and maturities, our priority was to keep the Fund invested. We accomplished this goal by taking advantage of suitable opportunities in the areas of the market where we have historically found good value. These included the land-secured, charter school and industrial development revenue sectors. We also took advantage of opportunities to maintain exposure to bonds associated with the U.S. territory of Puerto Rico, including adding to our position in Puerto Rico Electric Power Authority (PREPA) bonds. Overall, we were pleased with the number of investment opportunities we were finding in the marketplace, taking advantage of Nuveen’s credit research capabilities and resources to identify opportunities providing what we saw as a favorable risk/reward trade-off for investors.
At various times during the reporting period, the Fund used credit default swap contracts to take on credit risk to certain credits and earn a commensurate credit spread. Occasionally, the Fund may also use credit default swaps to purchase credit protection on certain credits, although this was not done during the reporting period. Using credit default swaps had a negligible impact on the Fund’s performance during the reporting period.
Nuveen Strategic Municipal Opportunities Fund
The Nuveen Strategic Municipal Opportunities Fund’s Class A Shares at NAV outperformed the S&P Municipal Bond Index for the six-month reporting period ended September 30, 2019.
Our duration (interest rate) and yield curve positioning was a main driver of the Fund’s outperformance. Because the portfolio’s duration was longer than that of the index, we benefited more fully as interest rates fell during the reporting period. Meanwhile, from a yield curve standpoint, increased exposure to longer-maturity bonds aided results, as rates on longer maturities declined more than those on shorter maturities during the reporting period.
Tempering this outperformance, however, was our interest rate hedge, which consisted of a short position in U.S. Treasury futures. This hedged position allowed us to maintain the Fund’s duration at our desired level without requiring us to sell longer-duration securities we otherwise found attractive. Although the hedge performed as designed, it proved detrimental for the Fund’s performance early in the reporting period as interest rates fell and the U.S. Treasury market rallied. Recognizing that the market environment had significantly changed, we gradually found the hedge a less compelling strategy than originally intended and eliminated the hedge from the portfolio.

Sector allocation also contributed to relative performance, as the Fund was overweighted in various categories that outperformed the index. We had more exposure, for example, in the education sector, which added value, given the category’s strong relative showing. Overweightings in the health care, tobacco, toll-road and dedicated-tax sectors similarly contributed.
The Fund’s quality positioning further benefited performance. Due to our continued confidence in Nuveen’s credit research experience and resources, we remained overweighted in bonds with lower investment grade and below investment grade credit ratings. With investors generally favoring lower rated, higher yielding bonds over their higher quality, lower yielding counterparts, our increased exposure to bonds in the A rated credit tier and lower, including bonds rated below investment grade (B and below), was beneficial.
Various individual holdings made notable performance contributions. Among our top performing positions in the Fund during the reporting period were the bonds of electric utility FirstEnergy (Ohio), New York City Municipal Water Finance Authority, Bexar County (Texas), Los Angeles County (California) Metropolitan Transportation Authority, Buckeye Tobacco (Ohio) and Pennsylvania Economic Development Financing Authority for the Pennsylvania Rapid Bridge Replacement Project. The Fund also saw strong security selection among state and local general obligation bonds, particularly from our holdings in high quality New York and California debt and among dedicated-tax bonds.
While many of the Fund’s individual holdings performed well, several detracted from relative performance during the reporting period. Our position in the bonds of Virgin Trains, a South Florida rail line formerly known as Brightline, meaningfully underperformed. As usage of the service lagged initial projections, the bonds faced some selling pressure. We established this position early in the reporting period and although we remain optimistic about its long-term opportunity, it struggled during the reporting period. Additionally, a position in non-rated bonds of Knowledge Academies, a Nashville charter school, underperformed as the issuer went into default and our allocation to various issues affiliated with Puerto Rico, including Puerto Rico Electric Power Authority (PREPA), Puerto Rico Aqueduct and Sewer Authority (PRASA), and Puerto Rico Employee Retirement System, all meaningfully detracted.
Of final note, a derivative position that consisted of a short position in credit default swaps on the City of Chicago had a negligible impact on the Fund's performance during the reporting period.
With strong new shareholder purchases of Fund shares during the reporting period, we received substantial proceeds requiring investment and succeeded in putting these proceeds to work in various market sectors, identifying what we believed was good relative value for our investors.
New purchases included bonds of various states, especially California and New York, in which we were finding attractive yields relative to the securities’ underlying credit risks. California and New York were appealing state markets as these are relatively high tax states, so demand from in-state residents for these tax-exempt bonds is naturally high. Second, these and other states have enjoyed a favorable technical backdrop, with many bonds maturing or called and not enough available supply to replace them. The combination of strong demand and tighter supply has created a desirable environment for investors in these and similar states, so we took advantage of the supply/demand imbalance by investing more actively than usual in these markets.
As the municipal bond market rallied throughout the reporting period, credit spreads further compressed. It has become more challenging to obtain attractive risk-adjusted yields by simply investing further down in credit quality. In such an environment, we have tried to avoid “reaching for yield” by accepting less attractive covenants or other undesirable qualities. Instead, when investing new proceeds in the municipal bond market, we remained highly selective about our investments in lower rated bonds, whose exposure overall declined in the portfolio during the reporting period and we looked for other ways to add incremental yield to the portfolio. For example, we increasingly purchased lower coupon bonds, despite their higher durations relative to higher coupon bonds, because we believed they offered a better overall risk/reward trade-off for our shareholders.

Risk Considerations and Dividend Information
Risk Considerations
Nuveen High Yield Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. The Fund concentrates in non-investment grade and unrated bonds with long maturities and durations which carry heightened credit risk, liquidity risk, and potential for default. In addition, the Fund oftentimes engages in a significant amount of portfolio leverage and in doing so, assumes a high level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.
The Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share net asset value (NAV), market price, distributions and returns. There is no assurance that the Fund’s leveraging strategy will be successful.
Nuveen Short Duration High Yield Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. The Fund concentrates in non-investment grade and unrated bonds with long maturities and durations which carry heightened credit risk, liquidity risk, and potential for default. In addition, the Fund oftentimes engages in a significant amount of portfolio leverage and in doing so, assumes a high level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.
The Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share net asset value (NAV), market price, distributions and returns. There is no assurance that the Fund’s leveraging strategy will be successful.
Nuveen Strategic Municipal Opportunities Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. The Fund is subject to interest rate risk; as interest rates rise, bond prices fall. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The use of derivatives involves substantial financial risks and transaction costs. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. The Fund periodically engages in a significant amount of portfolio leverage and in doing so, assumes a higher level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk. These and other risk considerations, such as alternative minimum tax, call, defaulted bond, income, municipal bond market liquidity, municipal lease obligations, other investment companies, political and economic, tax, and zero coupon bonds risks, are described in detail in the Fund’s prospectus.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6  –  Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.

All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6  –  Income Tax Information within the Notes to Financial Statements of this report.

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Fund Performance, Expense Ratios and Effective Leverage Ratios
The Fund Performance, Expense Ratios and Effective Leverage Ratios for each Fund are shown within this section of the report.
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Total returns for a period of less than one year are not annualized. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any) as shown in the most recent prospectus. The expense ratios include management fees and other fees and expenses.
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. A Fund may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 8—Borrowing Arrangements, are excluded from the calculation of a Fund’s effective leverage ratio.

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen High Yield Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of September 30, 2019
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	5.65%	10.32%	6.62%	7.71%
Class A Shares at maximum Offering Price	1.23%	5.69%	5.71%	7.25%
S&P Municipal Yield Index	5.65%	9.92%	5.89%	6.76%
Lipper High Yield Municipal Debt Funds Classification Average	4.69%	8.43%	4.94%	5.55%
Class C2 Shares	5.37%	9.79%	6.03%	7.12%
Class I Shares	5.81%	10.61%	6.84%	7.93%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	5.24%	9.52%	5.78%	6.91%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class R6 Shares	5.77%	10.62%	5.59%
Since inception returns for Class C Shares are from 2/10/14. Since inception returns for Class R6 Shares are from 6/30/16. Index and Lipper averages are not available for direct investment.
Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $500,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C and C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Class R6 Shares have no sales charge and are available only to certain limited categories as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class C2	Class R6	Class I
Expense Ratios	1.12%	1.92%	1.68%	0.89%	0.92%
Effective Leverage Ratio as of September 30, 2019

Effective Leverage Ratio	21.34%

Nuveen Short Duration High Yield Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of September 30, 2019
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class A Shares at NAV	3.56%	7.23%	4.44%	4.28%
Class A Shares at maximum Offering Price	0.97%	4.55%	3.91%	3.89%
S&P Short Duration Municipal Yield Index	3.37%	7.22%	4.21%	4.06%
Lipper High Yield Municipal Debt Funds Classification Average	4.69%	8.43%	4.94%	4.42%
Class C Shares	3.05%	6.36%	3.60%	4.20%
Class C2 Shares	3.27%	6.65%	3.87%	3.73%
Class I Shares	3.64%	7.51%	4.66%	4.50%
Since inception returns for Class A, Class C2, and Class I Shares, and the index and Lipper average, are from 2/01/13. Since inception returns for Class C Shares are from 2/10/14. Index and Lipper averages are not available for direct investment.
Class A Shares have a maximum 2.50% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 0.70% if redeemed within eighteen months of purchase. Class C and C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class C2	Class I
Expense Ratios	0.82%	1.62%	1.37%	0.62%
Effective Leverage Ratio as of September 30, 2019

Effective Leverage Ratio	2.66%

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen Strategic Municipal Opportunities Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of September 30, 2019
	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class A Shares at NAV	4.47%	10.55%	5.38%
Class A Shares at maximum Offering Price	1.34%	7.23%	4.71%
S&P Municipal Bond Index	3.71%	8.19%	3.51%
Lipper General & Insured Municipal Debt Funds Classification Average	4.03%	8.20%	3.36%
Class C Shares	4.07%	9.69%	4.53%
Class I Shares	4.57%	10.75%	5.58%
Since inception returns are from 12/16/14. Index and Lipper averages are not available for direct investment.
Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares ten years after purchase. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class I
Gross Expense Ratios	0.91%	1.71%	0.71%
Net Expense Ratios	0.83%	1.63%	0.63%
The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2021 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.64% of the average daily net assets of any class of Fund shares. The expense limitation may be terminated or modified prior to July 31, 2021 only with the approval of the Board of Trustees of the Fund.
Effective Leverage Ratio as of September 30, 2019

Effective Leverage Ratio	0.80%

Yields    as of September 30, 2019
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Subsidized yields reflect fee waivers and/or expense reimbursements from the investment adviser during the period. Unsubsidized yields do not reflect waivers and/or reimbursements from the investment adviser during the period. Refer to the Notes to Financial Statements, Note 7  –  Management Fees and Other Transactions with Affiliates for further details on the investment adviser’s most recent agreement with the Fund to waive fees and/or reimburse expenses, where applicable. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen High Yield Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C2	Class R6	Class I
Dividend Yield	4.51%	3.94%	4.18%	4.97%	4.91%
SEC 30-Day Yield	3.43%	2.78%	3.03%	3.81%	3.78%
Taxable-Equivalent Yield (40.8%)[2]	5.69%	4.61%	5.03%	6.32%	6.27%
Nuveen Short Duration High Yield Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	3.45%	2.74%	2.97%	3.70%
SEC 30-Day Yield	2.59%	1.86%	2.10%	2.85%
Taxable-Equivalent Yield (40.8%)[2]	4.38%	3.14%	3.55%	4.81%

Nuveen Strategic Municipal Opportunities Fund
	Share Class
	Class A1	Class C	Class I
Dividend Yield	2.55%	1.83%	2.84%
SEC 30-Day Yield - Subsidized	2.00%	1.27%	2.27%
SEC 30-Day Yield - Unsubsidized	1.99%	1.26%	2.25%
Taxable-Equivalent Yield - Subsidized (40.8%)[2]	3.38%	2.15%	3.83%
Taxable-Equivalent Yield - Unsubsidized (40.8%)[2]	3.36%	2.13%	3.80%
1         The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand that the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2         The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a federal income tax rate shown in the respective table above.

Holding Summaries    as of September 30, 2019
This data relates to the securities held in each Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Nuveen High Yield Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	116.4%
Corporate Bonds	0.8%
Common Stocks	0.4%
Short-Term Municipal Bonds	0.7%
Other Assets Less Liabilities	1.7%
Net Assets Plus Floating Rate Obligations	120.0%
Floating Rate Obligations	(20.0)%
Net Assets	100%

Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	3.5%
AAA	0.6%
AA	16.2%
A	12.2%
BBB	7.0%
BB or Lower	22.7%
N/R (not rated)	37.5%
N/A (not applicable)	0.3%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/Limited	26.6%
Health Care	15.4%
Education and Civic Organizations	10.1%
Transportation	9.0%
Tax Obligation/General	9.0%
Industrials	6.9%
Utilities	6.6%
Consumer Staples	5.0%
Other	11.4%
Total	100%
States and Territories (% of total municipal bonds)
California	16.7%
Illinois	11.8%
Florida	10.8%
Colorado	6.9%
New York	5.9%
Wisconsin	5.3%
Puerto Rico	5.1%
Ohio	4.8%
Texas	4.0%
Pennsylvania	2.5%
Arizona	1.9%
New Jersey	1.5%
Iowa	1.5%
Tennessee	1.5%
Other	19.8%
Total	100%

Holding Summaries    as of September 30, 2019 (continued)
Nuveen Short Duration High Yield Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	99.4%
Corporate Bonds	1.2%
Short-Term Municipal Bonds	0.3%
Other Assets Less Liabilities	1.1%
Net Assets Plus Floating Rate Obligations	102.0%
Floating Rate Obligations	(2.0)%
Net Assets	100%

Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	1.0%
AAA	0.4%
AA	3.2%
A	13.1%
BBB	20.0%
BB or Lower	24.9%
N/R (not rated)	37.4%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/Limited	26.6%
Health Care	12.7%
Tax Obligation/General	10.9%
Education and Civic Organizations	10.2%
Utilities	10.0%
Transportation	6.7%
Industrials	6.4%
Other	16.5%
Total	100%
States and Territories (% of total municipal bonds)
Illinois	13.6%
Florida	11.1%
California	7.7%
Pennsylvania	6.7%
New Jersey	5.7%
Texas	5.6%
Puerto Rico	5.3%
Ohio	4.8%
Wisconsin	4.6%
New York	3.9%
Colorado	3.4%
Arizona	2.8%
Kentucky	2.6%
Iowa	2.0%
Alabama	1.4%
Other	18.8%
Total	100%

Nuveen Strategic Municipal Opportunities Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	100.4%
Corporate Bonds	0.1%
Other Assets Less Liabilities	0.3%
Net Assets Plus Floating Rate Obligations	100.8%
Floating Rate Obligations	(0.8)%
Net Assets	100%

Bond Credit Quality (% of total investment exposure)
AAA	7.8%
AA	32.1%
A	23.5%
BBB	8.6%
BB or Lower	10.2%
N/R (not rated)	17.8%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/Limited	17.8%
Transportation	16.6%
Tax Obligation/General	14.2%
Utilities	12.7%
Education and Civic Organizations	11.8%
Health Care	10.7%
Water and Sewer	7.6%
Other	8.6%
Total	100%
States and Territories (% of total municipal bonds)
California	23.3%
New York	12.3%
Florida	6.7%
Texas	6.6%
Colorado	5.9%
Ohio	4.2%
South Carolina	3.7%
Pennsylvania	3.1%
Puerto Rico	3.0%
Indiana	2.9%
Wisconsin	2.5%
Georgia	2.3%
Minnesota	2.1%
Alabama	1.9%
Other	19.5%
Total	100%

Expense Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest are related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended September 30, 2019.
The beginning of the period is April 1, 2019.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen High Yield Municipal Bond Fund
	Share Class
	Class A	Class C	Class C2	Class R6	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,056.48	$1,052.45	$1,053.68	$1,057.69	$1,058.13
Expenses Incurred During the Period	$ 3.86	$ 7.95	$ 6.73	$ 2.67	$ 2.83
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.25	$1,017.25	$1,018.45	$1,022.40	$1,022.25
Expenses Incurred During the Period	$ 3.79	$ 7.82	$ 6.61	$ 2.63	$ 2.78
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.75%, 1.55%, 1.31%, 0.52% and 0.55% for Classes A, C, C2, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Nuveen Short Duration High Yield Municipal Bond Fund
	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,035.59	$1,030.47	$1,032.69	$1,036.41
Expenses Incurred During the Period	$ 3.92	$ 7.97	$ 6.71	$ 2.90
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.15	$1,017.15	$1,018.40	$1,022.15
Expenses Incurred During the Period	$ 3.89	$ 7.92	$ 6.66	$ 2.88
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.77%, 1.57%, 1.32% and 0.57% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
Nuveen Strategic Municipal Opportunities Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,044.71	$1,040.71	$1,045.75
Expenses Incurred During the Period	$ 4.14	$ 8.21	$ 3.12
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.95	$1,016.95	$1,021.95
Expenses Incurred During the Period	$ 4.09	$ 8.12	$ 3.08
For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of 0.81%, 1.61%, and 0.61% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Nuveen High Yield Municipal Bond Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TEM INVESTMENTS – 117.6%
	MUNICIPAL BONDS – 116.4%
	Alabama – 1.1%
$ 2,918	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Refunding Taxable Series 2017C, 0.000%, 9/01/37, 144A (4)	10/19 at 100.00	N/R	$29
16,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Series 2017A, 6.750%, 9/01/37, 144A (4)	9/27 at 100.00	N/R	11,200,000
3,397	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Taxable Series 2017B, 6.750%, 9/01/37, 144A (4)	9/27 at 100.00	N/R	2,378,353
10,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co Project, Series 1993, 6.450%, 12/01/23 (AMT)	10/19 at 100.00	B1	10,150,800
3,865	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co Project, Series 1994, 6.450%, 12/01/23 (AMT)	10/19 at 100.00	B1	3,923,284
10,000	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%, 9/01/45, 144A	9/25 at 100.00	N/R	10,808,500
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Methodist Home for the Aging, Refunding Series 2015-1:
1,350	5.750%, 6/01/35	6/26 at 100.00	N/R	1,542,011
2,500	5.750%, 6/01/45	6/26 at 100.00	N/R	2,806,375
	Jefferson County, Alabama, Sewer Revenue Warrants, Capital Appreciation Subordinate Lien Series 2013F:
2,400	0.000%, 10/01/46	10/23 at 105.00	BB	2,312,568
35,500	0.000%, 10/01/50	10/23 at 105.00	BB	34,131,475
	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013C:
16,370	0.000%, 10/01/38 – AGM Insured	10/23 at 105.00	BB+	15,977,120
5,000	0.000%, 10/01/42 – AGM Insured	10/23 at 105.00	BB+	4,862,000
2,520	0.000%, 10/01/46 – AGM Insured (5)	10/23 at 105.00	BB+	2,444,576
10,000	0.000%, 10/01/50 – AGM Insured	10/23 at 105.00	BB+	9,679,300
34,800	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 6.000%, 10/01/42	10/23 at 105.00	BB	41,427,660
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013E, 0.000%, 10/01/35	10/23 at 41.20	BB	374,550
32,835	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	35,161,688
3,000	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Refunding Bonds, MeadWestvaco Coated Board Project, Series 2012A, 4.125%, 5/15/35 (AMT)	11/22 at 100.00	BBB	3,083,100
32,605	Tuscaloosa County Industrial Development Authority, Florida, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 5.250%, 5/01/44, 144A	5/29 at 100.00	N/R	37,616,389

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alabama (continued)
$ 15,610	UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series 2019B, 4.000%, 9/01/48 (UB) (6)	9/29 at 100.00	AA-	$ 17,321,480
241,670	Total Alabama			247,201,258
	Arizona – 2.2%
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017A:
1,670	5.125%, 7/01/37, 144A	7/26 at 100.00	BB	1,839,121
2,000	5.250%, 7/01/47, 144A	7/26 at 100.00	BB	2,187,240
1,885	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017D, 5.000%, 7/01/51, 144A	7/27 at 100.00	BB	2,045,998
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Franklin Phonetic Charter School Project, Refunding Series 2017:
580	5.500%, 7/01/37, 144A	7/27 at 100.00	N/R	606,344
1,390	5.750%, 7/01/47, 144A	7/27 at 100.00	N/R	1,459,806
1,505	5.875%, 7/01/52, 144A	7/27 at 100.00	N/R	1,582,673
2,000	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leman Academy of Excellence ? East Tucson & Central Tucson Projects, Series 2019A, 5.000%, 7/01/54, 144A	7/24 at 101.00	N/R	2,067,040
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A:
700	6.000%, 11/01/37, 144A	11/27 at 100.00	N/R	720,713
3,850	6.250%, 11/01/50, 144A	11/27 at 100.00	N/R	3,957,800
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Pinecrest Academy of Nevada-Sloan Canyon Project, Refunding Series 2018A:
6,145	6.000%, 9/15/38, 144A	9/23 at 105.00	BB+	6,606,920
20,060	6.150%, 9/15/53, 144A	9/23 at 105.00	BB+	21,558,281
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2017B:
1,545	5.000%, 3/01/37, 144A	9/27 at 100.00	BB+	1,697,229
3,435	5.000%, 3/01/42, 144A	9/27 at 100.00	BB+	3,733,811
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017B:
1,280	5.125%, 7/01/47, 144A	7/27 at 100.00	BB	1,359,270
565	5.250%, 7/01/51, 144A	7/27 at 100.00	BB	602,313
5,710	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence - Parker Colorado Campus Project, Series 2019A, 5.000%, 7/01/54, 144A (WI/DD, Settling 10/01/19)	7/26 at 101.00	N/R	5,874,162
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence Projects, Series 2017A:
1,500	5.000%, 7/01/37, 144A	7/22 at 101.00	N/R	1,548,465
3,555	5.250%, 7/01/47, 144A	7/22 at 101.00	N/R	3,673,950
3,945	5.250%, 7/01/52, 144A	7/22 at 101.00	N/R	4,067,690

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$ 3,260	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Mater Academy of Nevada - Mountain Vista Campus Project, Series 2018A, 5.500%, 12/15/48, 144A	12/26 at 100.00	BB	$3,550,336
3,150	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada ? Horizon, Inspirada, and St Rose Campus Projects, Series 2018A, 5.750%, 7/15/48, 144A	7/26 at 100.00	BB+	3,540,222
11,260	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus Academy Project, Series 2018A, 6.500%, 6/01/50, 144A	6/28 at 100.00	N/R	11,986,833
18,350	Arizona Industrial Development Authority, Multifamily Housing Revenue Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38	7/25 at 101.00	N/R	19,090,055
10,130	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A	7/27 at 100.00	N/R	10,434,508
	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014:
655	5.000%, 7/15/29, 144A	7/24 at 100.00	N/R	728,615
650	5.000%, 7/15/33, 144A	7/24 at 100.00	N/R	716,918
750	5.000%, 7/15/38, 144A	7/24 at 100.00	N/R	820,223
1,057	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 5.375%, 7/01/39, 144A	7/24 at 100.00	N/R	1,111,277
2,084	Estrella Mountain Ranch Community Facilities District, Goodyear City, Arizona, Special Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 5.000%, 7/01/39, 144A	7/25 at 100.00	N/R	2,099,755
3,250	Florence Town Inc, Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project - Queen Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43	7/23 at 100.00	Ba1	3,537,593
6,040	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%, 7/01/47, 144A	7/26 at 100.00	BB+	6,519,636
14,335	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2017A, 4.000%, 1/01/41 (UB) (6)	1/28 at 100.00	AA-	15,944,533
420	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/25	10/19 at 100.00	N/R	395,392
12,555	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Refunding Junior Lien Series 2017D, 4.000%, 7/01/40 (UB) (6)	7/27 at 100.00	A+	14,014,017
1,655	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Arizona School for the Arts Project, Series 2008, 7.250%, 7/01/48 (Pre-refunded 11/01/19), 144A	11/19 at 100.00	N/R (7)	1,662,762
5,365	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Arizona School for the Arts, Series 2011A, 7.750%, 7/01/41, 144A	7/21 at 100.00	N/R	5,663,562
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2016A:
1,880	5.000%, 7/01/35, 144A	7/25 at 100.00	BB	2,041,868
3,130	5.000%, 7/01/46, 144A	7/25 at 100.00	BB	3,345,438
640	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 6.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (7)	691,437

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A:
$ 3,000	6.500%, 7/01/34, 144A	7/24 at 100.00	Ba1	$3,458,340
10,000	6.750%, 7/01/44, 144A	7/24 at 100.00	Ba1	11,475,400
4,650	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%, 7/01/45, 144A	7/25 at 100.00	Ba1	4,945,275
5,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A, 5.000%, 7/01/46, 144A	7/26 at 100.00	Ba1	5,363,100
530	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leman Academy of Excellence - Oro Valley Project, Series 2019A, 5.000%, 7/01/54, 144A	7/22 at 101.00	N/R	542,810
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Painted Rock Academy Charter School Project, Series 2012A:
2,410	7.250%, 7/01/32 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (7)	2,514,739
4,225	7.500%, 7/01/42 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (7)	4,416,435
1,195	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Villa Montessori, Inc Projects, Series 2015, 5.000%, 7/01/45	7/25 at 100.00	BBB-	1,300,602
	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc Project, Series 2014:
21,375	5.000%, 2/01/29	2/24 at 100.00	B+	21,959,392
18,375	5.125%, 2/01/34	2/24 at 100.00	B+	18,790,459
25,065	5.375%, 2/01/41	2/24 at 100.00	B+	25,632,472
5,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42 (UB) (6)	6/22 at 100.00	A3	5,332,100
	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Tender Option Bond Trust 2016-XF2337:
2,080	13.881%, 6/01/34, 144A (IF) (6)	6/22 at 100.00	A3	2,769,062
775	12.904%, 6/01/42, 144A (IF) (6)	6/22 at 100.00	A3	980,561
975	12.908%, 6/01/42, 144A (IF) (6)	6/22 at 100.00	A3	1,233,697
1,500	12.921%, 6/01/42, 144A (IF) (6)	6/22 at 100.00	A3	1,898,505
375	12.921%, 6/01/42, 144A (IF) (6)	6/22 at 100.00	A3	474,626
1,265	12.921%, 6/01/42, 144A (IF) (6)	6/22 at 100.00	A3	1,601,073
9,425	Phoenix Industrial Development Authority, Arizona, Multi-Family Housing Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016, 5.400%, 10/01/36	10/25 at 101.00	N/R	9,894,742
6,395	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	6,498,343
3,760	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc Project, Series 2010, 6.625%, 4/01/40	4/20 at 100.00	N/R	3,277,141
	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014:
1,000	7.000%, 5/01/34	5/24 at 100.00	N/R	1,114,650
1,800	7.250%, 5/01/44	5/24 at 100.00	N/R	2,001,186

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013:
$ 1,305	6.000%, 7/01/33	7/20 at 102.00	BB-	$1,319,264
2,110	5.700%, 7/01/35	7/20 at 102.00	BB-	2,112,152
1,330	6.000%, 7/01/43	7/20 at 102.00	BB-	1,333,032
800	6.000%, 7/01/48	7/20 at 102.00	BB-	800,808
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Champion Schools Project, Series 2017:
2,870	6.000%, 6/15/37, 144A	6/26 at 100.00	N/R	3,016,485
4,865	6.125%, 6/15/47, 144A	6/26 at 100.00	N/R	5,108,055
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2014A:
50	6.875%, 7/01/34	7/20 at 102.00	BB-	51,157
1,895	7.375%, 7/01/49	7/20 at 102.00	BB-	1,945,786
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016:
3,445	5.250%, 7/01/36	7/26 at 100.00	BB-	3,277,952
5,700	5.375%, 7/01/46	7/26 at 100.00	BB-	5,268,966
6,830	5.500%, 7/01/51	7/26 at 100.00	BB-	6,355,110
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014:
1,860	6.750%, 3/01/34	3/24 at 100.00	N/R	1,947,680
4,990	8.750%, 3/01/44	3/24 at 100.00	N/R	5,549,479
8,790	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A, 9.000%, 2/01/44	2/24 at 100.00	N/R	10,205,981
2,660	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	2,783,929
11,315	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%, 2/01/50, 144A	2/28 at 100.00	N/R	12,383,475
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019:
685	5.125%, 7/01/39	7/25 at 100.00	N/R	692,247
1,050	5.250%, 7/01/49	7/25 at 100.00	N/R	1,062,369
	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012:
340	7.000%, 1/01/22	No Opt. Call	B	342,468
4,275	7.375%, 1/01/32	1/22 at 100.00	B	4,205,147
6,695	7.500%, 1/01/42	1/22 at 100.00	B	6,545,367
5,770	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools ? Mesa Project, Series 2015A, 5.000%, 12/15/34, 144A	6/25 at 100.00	BB	6,176,670
14,235	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Econmic Development Bonds, Series 2012A, 9.750%, 5/01/25	5/22 at 100.00	BB-	15,627,752

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
$ 60	5.250%, 12/01/22	No Opt. Call	BBB+	$66,293
80	5.250%, 12/01/28	No Opt. Call	BBB+	100,972
26,530	5.500%, 12/01/37, 144A	No Opt. Call	Ba3	37,322,669
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,164,570
3,200	6.250%, 12/01/46	12/21 at 100.00	N/R	3,385,088
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A:
2,140	6.000%, 10/01/37, 144A	10/27 at 100.00	N/R	2,473,241
2,665	6.125%, 10/01/47, 144A	10/27 at 100.00	N/R	3,053,264
3,085	6.125%, 10/01/52, 144A	10/27 at 100.00	N/R	3,523,101
	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005:
3,493	5.750%, 7/01/22	10/19 at 100.00	N/R	3,493,838
8,849	6.000%, 7/01/30	10/19 at 100.00	N/R	8,848,381
4,340	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Series 2012, 5.125%, 3/01/42, 144A	9/22 at 100.00	BB+	4,506,786
	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2011:
2,820	7.625%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	BB+ (7)	3,050,168
1,830	7.875%, 3/01/42 (Pre-refunded 3/01/21)	3/21 at 100.00	BB+ (7)	1,995,816
1,305	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc Refunding, Series 2007A, 6.375%, 12/01/37 (AMT)	11/19 at 100.00	N/R	1,287,630
449,473	Total Arizona			484,941,664
	Arkansas – 0.6%
116,945	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	B	125,853,870
	California – 19.5%
	Allan Hancock Joint Community College District, California, General Obligation Bonds, Election 2006 Series 2012C:
10,000	0.000%, 8/01/44 (UB) (6)	8/38 at 100.00	AA	7,916,000
15,000	0.000%, 8/01/47 (UB) (6)	8/40 at 100.00	AA	12,199,950
20,000	Anaheim Elementary School District, Orange County, California, General Obligation Bonds, Election 2016, Series 2018A, 4.000%, 8/01/48 (UB) (6)	8/27 at 100.00	Aa3	22,319,000

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C:
$ 855	0.000%, 9/01/29 – AGM Insured	No Opt. Call	A2	$688,950
5,500	0.000%, 9/01/34 – AGM Insured	No Opt. Call	A2	3,765,245
4,310	0.000%, 9/01/35 – AGM Insured	No Opt. Call	A2	2,850,332
1,810	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 7.000%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (7)	1,955,108
	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A:
1,540	5.000%, 3/01/31	3/26 at 100.00	Ba3	1,700,314
1,940	5.250%, 3/01/36	3/26 at 100.00	Ba3	2,142,517
12,075	5.000%, 3/01/41	3/26 at 100.00	Ba3	12,899,239
15,900	5.000%, 3/01/46	3/26 at 100.00	Ba3	16,939,224
3,415	Antioch Unified School District, Contra Costa County, California, General Obligation Bonds, School Facilities Improvement District 1, Tender Option Bond Trust 2016-XG0071, 13.122%, 8/01/47, 144A (IF) (6)	8/23 at 100.00	A+	5,017,011
	Bakersfield City School District, Kern County, California, General Obligation Bonds, Election 2016 Series 2017A:
4,890	4.000%, 11/01/42 (UB) (6)	11/26 at 100.00	A+	5,409,367
3,750	4.000%, 11/01/46 (UB) (6)	11/26 at 100.00	A+	4,130,325
	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C:
1,700	0.000%, 5/01/42 (5)	5/40 at 100.00	A+	1,421,047
4,480	0.000%, 5/01/47 (5)	5/40 at 100.00	A+	3,701,376
4,210	Banning Unified School District, Riverside County, California, General Obligation Bonds, 2016 Election Series 2017A, 4.000%, 8/01/46 – AGM Insured (UB) (6)	8/27 at 100.00	AA	4,625,780
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7:
42,855	4.000%, 4/01/47 (UB) (6)	4/27 at 100.00	A1	47,416,486
1,000	4.000%, 4/01/49 (UB) (6)	4/27 at 100.00	A1	1,104,210
19,315	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Series 2014S-6, 5.000%, 10/01/54 (Pre-refunded 10/01/24) (UB) (6)	10/24 at 100.00	A1 (7)	22,947,186
7,465	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Series 2019S-8, 3.000%, 4/01/54 (UB) (6)	10/29 at 100.00	A1	7,541,442
1,035	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17A, Series 2013B, 5.000%, 9/01/34	9/23 at 100.00	N/R	1,138,593
1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35	9/22 at 100.00	N/R	1,100,790
2,085	Blythe Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Series 2011, 9.750%, 5/01/38	5/21 at 100.00	N/R	2,307,073
7,205	Cabrillo Unified School District, San Mateo County, California, General Obligation Bonds, Series 2017C, 4.000%, 8/01/46 (UB) (6)	8/26 at 100.00	AA-	7,913,972
4,155	Calexico Unified School District, Imperial County, California, General Obligation Bonds, Election 2016, Series 2017A, 4.000%, 8/01/46 – AGM Insured (UB) (6)	8/27 at 100.00	AA	4,590,153

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 1,775	California Community Housing Agency, California, Essential Housing Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A, 5.000%, 8/01/49, 144A	8/29 at 100.00	N/R	$1,994,763
15,550	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A	4/29 at 100.00	N/R	17,354,266
14,700	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 0.000%, 6/01/57	10/19 at 11.85	N/R	1,673,595
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
1,500	5.650%, 6/01/41	10/19 at 100.00	B2	1,512,255
1,175	5.700%, 6/01/46	10/19 at 100.00	B2	1,184,012
74,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Turbo Series 2006B, 0.000%, 6/01/46	10/19 at 20.06	N/R	14,814,060
7,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	10/19 at 100.00	BB-	7,021,140
50,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Series 2006A, 0.000%, 6/01/46	10/19 at 22.10	N/R	10,526,000
28,600	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Subordinate Turbo Capital Appreciation Series 2006B, 0.000%, 6/01/46	10/19 at 21.40	N/R	5,882,162
10,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Revenue Bonds, Fresno County Tobacco Funding Corporation, Subordinate Turbo Capital Series 2006A, 0.000%, 6/01/46	10/19 at 18.21	N/R	1,817,100
10,000	California Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower Cporporation - Headquarters Project, Series 2010, 8.500%, 4/01/31	4/21 at 100.00	N/R	10,466,500
6,665	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2015A, 4.000%, 8/15/40 (UB)	8/25 at 100.00	A+	7,251,587
	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B:
11,530	4.000%, 11/15/41 (UB) (6)	11/26 at 100.00	A+	12,674,007
55,910	5.000%, 11/15/46 (UB) (6)	11/26 at 100.00	A+	66,163,335
27,515	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 4.000%, 11/15/48 (UB) (6)	11/27 at 100.00	A+	30,226,328
24,760	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2018A, 4.000%, 11/15/42 (UB) (6)	11/27 at 100.00	A+	27,390,998
	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Tender Option Bond Trust 2016-XF2353:
4,000	14.383%, 11/15/40 (Pre-refunded 11/15/21), 144A (IF) (6)	11/21 at 100.00	AA- (7)	5,387,040
2,500	15.373%, 11/15/40 (Pre-refunded 11/15/21), 144A (IF) (6)	11/21 at 100.00	AA- (7)	3,419,125
1,500	15.373%, 11/15/40 (Pre-refunded 11/15/21), 144A (IF) (6)	11/21 at 100.00	AA- (7)	2,051,475
7,070	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Refunding Series 2016A, 4.000%, 3/01/39 (UB) (6)	3/26 at 100.00	A	7,629,661

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 5,000	California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical Center, Series 2019, 5.000%, 11/15/49 (UB) (6)	11/26 at 100.00	A+	$5,951,300
	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017:
3,810	5.000%, 2/01/42 (UB) (6)	2/27 at 100.00	A1	4,529,671
6,830	5.000%, 2/01/47 (UB) (6)	2/27 at 100.00	A1	8,074,631
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Tender Option Bond Trust 2015-XF1002:
605	12.915%, 4/01/42, 144A (IF) (6)	4/22 at 100.00	AA-	811,468
1,250	12.937%, 4/01/42, 144A (IF) (6)	4/22 at 100.00	AA-	1,677,463
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2:
10,000	4.000%, 11/01/38 (UB) (6)	11/27 at 100.00	AA-	11,302,600
140,100	4.000%, 11/01/44 (UB) (6)	11/27 at 100.00	AA-	155,624,481
42,070	5.000%, 11/01/47 (UB) (6)	No Opt. Call	AA-	64,360,369
9,250	4.000%, 11/01/51 (UB)	11/27 at 100.00	AA-	10,190,170
	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Tender Option Bond Trust 2015-XF0152:
540	13.673%, 8/15/43, 144A (IF) (6)	8/24 at 100.00	A+	829,084
1,250	13.691%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	A+	1,632,738
	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0120:
460	16.027%, 10/01/38, 144A (IF) (6)	10/24 at 100.00	AA-	813,059
845	16.068%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA-	1,430,585
3,150	16.118%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA-	5,340,730
2,000	16.118%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA-	3,390,940
2,000	16.118%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA-	3,390,940
29,145	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Refunding Series 2016A, 4.000%, 10/01/47 (UB) (6)	10/26 at 100.00	AA-	31,749,397
1,765	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA-	1,980,330
3,335	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54 (UB) (6)	8/25 at 100.00	AA-	3,817,775
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2015-XF0131:
1,610	16.357%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA-	2,350,278
1,800	16.365%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA-	2,628,090
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
2,385	13.606%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA-	3,262,537
2,000	13.609%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA-	2,736,080

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2016-XF2221:
$ 2,500	17.378%, 8/15/42 (Pre-refunded 8/15/20), 144A (IF)	8/20 at 100.00	A+ (7)	$2,918,225
2,000	17.378%, 8/15/42 (Pre-refunded 8/15/20), 144A (IF)	8/20 at 100.00	A+ (7)	2,334,580
	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2016-XG0048:
2,500	17.636%, 8/15/42 (Pre-refunded 8/15/20), 144A (IF) (6)	8/20 at 100.00	A+ (7)	2,918,225
2,500	17.636%, 8/15/42 (Pre-refunded 8/15/20), 144A (IF) (6)	8/20 at 100.00	A+ (7)	2,918,225
8,715	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Revenue Bonds, Series 2016A, 4.000%, 10/01/45 (UB) (6)	10/26 at 100.00	AAA	9,660,142
6,085	California Infrastructure and Economic Development Bank, Revenue Bonds, Academy of Motion Picture Arts and Sciences Obligated Group, Series 2015A, 4.000%, 11/01/45 (UB) (6)	11/23 at 100.00	A	6,457,828
11,085	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies - El Dorado Hills Project, Series 2018A, 5.750%, 10/01/48, 144A	10/22 at 105.00	N/R	11,531,171
1,315	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies - El Dorado Hills Project, Taxable Series 2018B, 5.500%, 10/01/25, 144A	10/22 at 105.00	N/R	1,349,243
1,500	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2015A, 5.250%, 10/01/45	10/22 at 102.00	BB	1,567,575
	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A:
640	5.500%, 6/01/38, 144A	6/26 at 100.00	BB	721,946
1,595	5.500%, 6/01/48, 144A	6/26 at 100.00	BB	1,780,052
1,550	5.500%, 6/01/53, 144A	6/26 at 100.00	BB	1,720,128
1,150	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%, 6/01/48, 144A	6/28 at 100.00	Ba1	1,325,709
	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A:
500	5.000%, 6/15/36, 144A	6/26 at 100.00	BB	552,930
6,025	5.000%, 6/15/46, 144A	6/26 at 100.00	BB	6,590,627
3,805	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7-Alma Academy Elementary School, Series 2012A, 6.250%, 6/01/43	12/21 at 101.00	N/R	4,050,575
2,000	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2014A, 5.000%, 10/01/44	10/22 at 102.00	BB	2,068,720
1,195	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/41, 144A	7/26 at 100.00	BB	1,316,926
	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
2,750	5.250%, 8/01/42	8/22 at 100.00	BB	2,887,582
675	5.300%, 8/01/47	8/22 at 100.00	BB	708,743
1,975	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A, 7.000%, 6/01/34	6/22 at 102.00	N/R	2,202,441
1,680	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2014A, 6.125%, 8/01/49, 144A	8/24 at 100.00	BB-	1,820,717

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 895	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2015A, 6.125%, 8/01/45, 144A	8/26 at 100.00	N/R	$941,486
1,715	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Foundation Project, Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	BBB-	1,953,522
	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
700	6.750%, 10/01/28	10/19 at 100.00	N/R	701,022
1,000	7.000%, 10/01/39	10/19 at 100.00	N/R	1,001,160
2,225	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A, 5.250%, 8/15/49	8/24 at 100.00	BBB+	2,489,730
1,270	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%, 8/15/49	8/24 at 100.00	N/R	1,396,111
8,335	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010B, 7.250%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (7)	8,765,919
5,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	N/R	5,492,500
7,645	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Subordinate Series 2013B, 7.000%, 11/15/48	11/23 at 100.00	N/R	8,593,974
3,100	California Municipal Finance Authority, Multifamily Housing Revenue Bonds, Casa Griffin Apartments, Series 2011A-1, 6.000%, 10/01/46	10/21 at 100.00	BB+	3,197,371
	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A:
1,000	5.000%, 11/01/36, 144A	11/26 at 100.00	N/R	1,153,580
3,935	5.000%, 11/01/46, 144A	11/26 at 100.00	N/R	4,460,401
	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A:
570	6.625%, 1/01/32, 144A	1/22 at 100.00	N/R	601,681
530	6.875%, 1/01/42, 144A	1/22 at 100.00	N/R	561,339
1,275	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.000%, 1/01/35	1/25 at 100.00	N/R	1,288,375
	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009:
500	8.000%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	A3 (7)	502,695
1,040	8.500%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	A3 (7)	1,046,022
	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A:
2,600	4.000%, 12/31/47 (AMT)	6/28 at 100.00	BBB+	2,813,304
9,350	4.000%, 12/31/47 – AGM Insured (AMT) (UB) (6)	6/28 at 100.00	BBB	10,192,435
1,170	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A, 5.250%, 11/01/47	11/26 at 100.00	BBB-	1,349,139
1,085	California Municipal Finance Authority, Revenue Bonds, Touro College and University System, Series 2014A, 5.250%, 1/01/40	7/24 at 100.00	BBB-	1,211,815
3,310	California Municipal Finance Authority, Revenue Bonds, University of La Verne, Series 2017A, 5.000%, 6/01/43 (UB) (WI/DD, Settling 10/04/19)	6/27 at 100.00	A3	3,912,817

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 5,600	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services Southern California, LLC Project, Subordinate Series 2017, 8.000%, 12/01/27, 144A (AMT)	No Opt. Call	N/R	$1,680,000
3,310	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC, Series 2016, 7.000%, 12/01/27, 144A (AMT)	12/23 at 102.00	N/R	1,655,000
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
13,965	5.000%, 7/01/37 (AMT), 144A	7/22 at 100.00	Baa3	15,009,722
12,940	5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	Baa3	13,832,860
	California Public Finance Authority, Charter School Lease Revenue Bonds, Laverne Elementary Preparatory Academy Project, Series 2019A:
870	5.000%, 6/15/39, 144A	6/23 at 100.00	N/R	899,015
1,000	5.000%, 6/15/49, 144A	6/23 at 100.00	N/R	1,029,180
	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017A:
2,055	6.125%, 6/15/37	6/27 at 100.00	N/R	2,146,365
3,025	6.250%, 6/15/47	6/27 at 100.00	N/R	3,155,952
465	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017B, 7.375%, 6/15/23	No Opt. Call	N/R	467,116
10,000	California Public Finance Authority, Revenue Bonds, Sharp HealthCare, Series 2017A, 4.000%, 8/01/47 (UB) (6)	2/28 at 100.00	Aa3	11,055,800
60,000	California Public Finance Authority, Revenue Bonds, Verity Health System, Series 2015A, 7.250%, 6/10/20 (4)	No Opt. Call	N/R	60,375,000
7,000	California Public Finance Authority, Revenue Bonds, Verity Health System, Series 2015B, 7.250%, 6/10/20 (4)	No Opt. Call	N/R	7,043,750
6,910	California Public Finance Authority, Revenue Bonds, Verity Health System, Taxable Note Series 2015C, 9.500%, 6/10/19 (4)	No Opt. Call	N/R	6,944,550
1,700	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development - Claremont Properties LLC Claremont Colleges Project, Series 2017A, 5.000%, 7/01/47, 144A	7/27 at 100.00	B1	1,803,904
	California School Finance Authority Charter School Facility Revenue Bonds, Grimmway Schools-Obligated Group, Series 2016A:
4,350	5.000%, 7/01/36, 144A	7/26 at 100.00	BB+	4,791,046
2,360	5.000%, 7/01/46, 144A	7/26 at 100.00	BB+	2,575,421
	California School Finance Authority Charter School Revenue Bonds, California, ACE Charter Schools, Obligated Group, Series 2016A:
2,755	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	2,897,626
1,025	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	1,067,333
	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A:
2,010	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	1,856,074
1,100	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	984,885

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2016A:
$ 5,915	5.750%, 6/01/42	6/26 at 100.00	N/R	$6,012,538
5,065	5.875%, 6/01/52	6/26 at 100.00	N/R	5,155,208
	California School Finance Authority, Charter School Revenue Bonds, CIty Charter School Obligated Group, Series 2016A:
2,525	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	2,657,714
2,930	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	3,066,597
2,000	California School Finance Authority, Charter School Revenue Bonds, Classical Academies Project, Series 2017A, 5.000%, 10/01/44, 144A	10/27 at 100.00	BB+	2,232,740
1,000	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/42, 144A	10/22 at 100.00	BBB-	1,066,680
	California School Finance Authority, Charter School Revenue Bonds, Escuela Popular Charter School, Series 2017:
1,250	6.250%, 7/01/37, 144A	7/27 at 100.00	N/R	1,309,163
5,000	6.500%, 7/01/50, 144A	7/27 at 100.00	N/R	5,228,050
1,430	California School Finance Authority, Charter School Revenue Bonds, Kepler Neighborhood School, Series 2017A, 5.875%, 5/01/47, 144A	5/27 at 100.00	N/R	1,452,179
1,135	California School Finance Authority, Charter School Revenue Bonds, Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/55, 144A	6/27 at 100.00	N/R	1,223,984
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2017A:
1,230	5.000%, 6/01/34, 144A	6/26 at 100.00	N/R	1,335,694
1,460	5.250%, 6/01/52, 144A	6/26 at 100.00	N/R	1,578,172
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools ? Obligated Group, Series 2017G:
610	5.000%, 6/01/47, 144A	6/27 at 100.00	N/R	659,929
525	5.000%, 6/01/53, 144A	6/27 at 100.00	N/R	563,992
	California School Finance Authority, Educational Facilities Revenue Bonds, New Designs Charter School Project, Series 2014A:
1,205	5.750%, 6/01/34, 144A	6/24 at 100.00	BB+	1,372,362
2,390	6.000%, 6/01/44, 144A	6/24 at 100.00	BB+	2,708,683
11,770	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 7.000%, 6/01/47 (4)	6/20 at 102.00	N/R	235,400
	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014:
2,010	6.400%, 8/01/34, 144A	2/24 at 100.00	BB	2,263,742
4,960	6.750%, 8/01/44, 144A	2/24 at 100.00	BB	5,589,474
1,340	California School Finance Authority, Educational Facility Revenue Bonds, River Springs Charter School Project, Series 2017A, 5.000%, 7/01/52, 144A	7/27 at 100.00	Ba1	1,458,215
2,000	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A, 4.125%, 7/01/35, 144A	7/25 at 100.00	BBB	2,143,120
1,300	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 6.750%, 11/01/45, 144A	11/24 at 100.00	N/R	1,402,700

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 690	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.125%, 7/01/44	7/24 at 100.00	BBB	$764,596
	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2016A:
1,280	5.750%, 7/01/41, 144A	7/26 at 100.00	BB+	1,467,405
2,250	6.000%, 7/01/51, 144A	7/26 at 100.00	BB+	2,595,532
10,540	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1029, 13.794%, 9/01/32, 144A (IF) (6)	9/23 at 100.00	AA-	16,364,931
15,725	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1039, 13.897%, 4/01/43, 144A (IF) (6)	4/23 at 100.00	AA-	22,977,999
4,500	California State, General Obligation Bonds, Tender Option Bond Trust 2016-XG0039, 15.150%, 3/01/40 – AGM Insured, 144A (IF) (6)	3/20 at 100.00	AA	4,800,195
3,055	California State, General Obligation Bonds, Various Purpose Series 2015, 4.000%, 8/01/45 (UB) (6)	8/25 at 100.00	AA-	3,347,333
10,000	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 8/01/46 (UB)	8/26 at 100.00	AA-	11,915,000
	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 2015-XF1041:
2,500	13.797%, 11/01/43, 144A (IF) (6)	11/23 at 100.00	AA-	3,831,950
750	9.836%, 11/01/44, 144A (IF) (6)	11/24 at 100.00	AA-	1,006,973
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
34,785	5.250%, 12/01/44	12/24 at 100.00	BB-	38,678,833
101,445	5.500%, 12/01/54	12/24 at 100.00	BB-	113,447,972
135,790	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A	6/26 at 100.00	BB-	153,780,817
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A:
4,565	5.250%, 12/01/43, 144A	6/28 at 100.00	BB-	5,348,993
35,295	5.500%, 12/01/58, 144A	6/28 at 100.00	BB-	41,574,686
1,000	California Statewide Communities Development Authority, College Housing Revenue Bonds, National Campus Community Development - Hooper Street LLC Project, Series 2019, 5.250%, 7/01/52, 144A	7/29 at 100.00	BB+	1,152,340
2,410	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Huntington Beach Solar Projects, Series 2010, 7.500%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (7)	2,595,449
1,275	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (7)	1,365,512
440	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust 2015-XF1035, 15.475%, 11/15/49 – AGM Insured, 144A (IF) (6)	11/24 at 100.00	AA	752,954
25,000	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Series 2014, 5.000%, 7/01/44 (UB) (6)	7/24 at 100.00	A-	27,942,750

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2016A:
$ 3,000	4.000%, 8/15/41 (UB) (6)	8/26 at 100.00	A+	$3,319,350
5,440	5.000%, 8/15/51 (UB) (6)	8/26 at 100.00	A+	6,370,077
6,500	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2018A, 5.000%, 12/01/57 (UB) (6)	12/27 at 100.00	A+	7,694,115
	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A:
7,210	5.000%, 6/01/36, 144A	6/26 at 100.00	N/R	8,153,861
8,150	5.000%, 6/01/46, 144A	6/26 at 100.00	N/R	9,085,864
14,940	California Statewide Communities Development Authority, Revenue Bonds, Marin General Hospital, Green Series 2018A, 4.000%, 8/01/45 (UB) (6)	8/23 at 100.00	A-	15,581,075
1,000	California Statewide Communities Development Authority, Revenue Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32	10/22 at 100.00	A-	1,110,500
1,100	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	B+	1,168,662
3,000	California Statewide Communities Development Authority, School Facility Revenue Bonds, Children of Promise, Series 2015A, 6.250%, 7/01/45, 144A	7/25 at 100.00	BB+	3,340,140
	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 15-2 Rio Bravo, Series 2015A:
3,245	5.375%, 9/01/35	9/25 at 100.00	N/R	3,461,961
3,285	5.625%, 9/01/45	9/25 at 100.00	N/R	3,524,214
1,285	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2007-1 Orinda Wilder Project, Refunding Series 2015, 5.000%, 9/01/37	9/25 at 100.00	N/R	1,464,951
1,950	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43	9/22 at 100.00	N/R	2,090,166
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
3,515	5.000%, 9/02/35	9/25 at 100.00	N/R	3,825,831
1,125	5.000%, 9/02/40	9/25 at 100.00	N/R	1,214,449
3,890	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	3,996,041
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017A:
1,790	5.000%, 9/02/37	9/27 at 100.00	N/R	1,984,645
1,980	5.000%, 9/02/46	9/27 at 100.00	N/R	2,176,574
2,155	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017B, 5.000%, 9/02/47	9/27 at 100.00	N/R	2,438,814
3,145	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018A, 5.000%, 9/02/47	9/28 at 100.00	N/R	3,696,539
2,195	California Statewide Communitities Development Authority, Charter School Revenue Bonds, Rocketship 4 - Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	2,437,657

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 4,950	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	$5,382,778
	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2011A:
1,250	7.250%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	1,406,025
2,250	7.500%, 11/01/41 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	2,542,365
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
2,115	5.750%, 7/01/24	10/19 at 100.00	CC	2,109,734
10,195	5.750%, 7/01/30	10/19 at 100.00	CC	10,194,184
15,010	5.750%, 7/01/35	10/19 at 100.00	CC	15,008,349
13,000	5.500%, 7/01/39	10/19 at 100.00	CC	12,999,090
2,610	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25	10/19 at 100.00	CC	2,605,276
1,085	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Merged Redevelopment Project, Series 2000A, 0.000%, 8/01/33 – NPFG Insured	No Opt. Call	Baa2	738,267
12,780	Central Union High School District, Imperial County, California, General Obligation Bonds, Election 2016 Series 2019, 4.000%, 8/01/49 (UB) (6)	8/28 at 100.00	Aa3	14,318,329
1,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	1,027,900
	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
525	5.000%, 9/01/22 – AMBAC Insured	10/19 at 100.00	N/R	526,444
155	5.250%, 9/01/27 – AMBAC Insured	10/19 at 100.00	N/R	155,388
2,820	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding Series 2016, 4.000%, 9/01/27, 144A	9/24 at 100.00	N/R	2,907,505
5,750	Compton, California, Sewer Revenue Bonds, Series 2009, 6.000%, 9/01/39	10/19 at 100.00	N/R	5,760,120
2,500	Contra Costa Community College District, Contra Costa County, California, General Obligation Bonds, Tender Option Trust 2015-XF0229, 13.763%, 6/01/21, 144A (IF) (6)	No Opt. Call	AA+	3,983,150
500	Corona-Norco Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Junior Lien Series 2013B, 5.000%, 9/01/35	9/23 at 100.00	N/R	551,915
18,135	Cotati-Rohnert Park Unified School District, Sonoma County, California, General Obligation Bonds, 2014 Election Series 2017A, 4.000%, 8/01/46 – BAM Insured (UB)	8/26 at 100.00	A1	19,728,885
1,250	Dana Point, California, Special Tax Bonds, Community Facilities District 2006-1 Series 2014, 5.000%, 9/01/45	9/23 at 100.00	N/R	1,353,663
5,820	Davis Joint Unified School District, Yolo County, California, General Obligation Bonds, Series 2019, 4.000%, 8/01/40 – AGM Insured (UB) (6)	8/26 at 100.00	AA	6,440,936
4,100	Dublin, California, Special Tax Bonds, Community Facilities District 2015-1 Improvement Area 2 Dublin Crossing, Series 2019, 5.000%, 9/01/49	9/26 at 103.00	N/R	4,739,395
	Elk Grove Unified School District, Sacramento County, California, General Obligation Bonds, Election of 2016, Series 2017:
10,535	4.000%, 8/01/44 (UB) (6)	8/26 at 100.00	Aa2	11,594,716
10,000	4.000%, 8/01/46 (UB) (6)	8/26 at 100.00	Aa2	10,984,000

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Fairfield, California, Certificates of Participation, Fairfield Water Financing Series 2007A:
$ 4,000	0.000%, 4/01/32 – SYNCORA GTY Insured	No Opt. Call	AA-	$2,984,320
5,480	0.000%, 4/01/33 – SYNCORA GTY Insured	No Opt. Call	AA-	3,958,697
5,480	0.000%, 4/01/34 – SYNCORA GTY Insured	No Opt. Call	AA-	3,822,958
5,875	0.000%, 4/01/38 – SYNCORA GTY Insured (UB) (6)	No Opt. Call	AA-	3,576,583
3,460	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairield Commons Project, Series 2008, 6.875%, 9/01/38	3/20 at 100.00	N/R	3,536,812
7,385	Fillmore, California, Wastewater Revenue Bonds, Refunding Series 2017, 4.000%, 5/01/42 – AGM Insured (UB) (6)	5/27 at 100.00	A2	8,161,016
2,785	Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	3,240,765
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.250%, 1/15/33	1/24 at 100.00	BB+	7,656,025
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
6,000	0.000%, 1/15/32 – AGM Insured (5)	1/31 at 100.00	BBB-	6,577,380
4,500	5.750%, 1/15/46	1/24 at 100.00	BBB-	5,228,370
10,060	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Term Rate Series 2013B-2, 3.500%, 1/15/53 – AGM Insured (UB) (6)	7/29 at 100.00	A2	10,562,598
	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Crossover Refunding Series 2016B:
9,550	0.000%, 8/01/43	8/26 at 54.52	Aa3	4,194,933
6,900	4.000%, 8/01/46 (UB) (6)	8/26 at 100.00	Aa3	7,620,153
16,625	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Election 2010 Series 2014D, 4.000%, 8/01/47 (UB) (6)	8/24 at 100.00	Aa3	17,899,639
5,340	Garvey School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2017A, 4.000%, 8/01/46 – BAM Insured (UB) (6)	8/27 at 100.00	AA	5,883,345
12,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40 (UB) (6)	6/25 at 100.00	A+	14,018,160
147,195	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B3	153,194,668
13,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47	6/22 at 100.00	N/R	13,339,300
48,050	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47	6/22 at 100.00	N/R	49,304,105
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038:
690	12.894%, 6/01/40, 144A (IF) (6)	6/25 at 100.00	A+	1,153,611
2,485	12.903%, 6/01/40, 144A (IF) (6)	6/25 at 100.00	A+	4,156,113
1,157,910	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	10/19 at 20.06	CCC+	196,682,593

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 1,535	Gonzales Redevelopment Agency, Monterey County, California, Tax Allocation Bonds, Gonzalez Redevelopment Project, Refunding Series 2011, 8.000%, 12/01/44 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	$1,757,621
1,875	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust 2017-XF2453, 17.910%, 7/15/40 (Pre-refunded 7/15/21), 144A (IF) (6)	7/21 at 100.00	Aaa (7)	2,545,219
7,000	Grossmont-Cuyamaca Community College District, California, General Obligation Bonds, Refunding Series 2018, 4.000%, 8/01/47 (UB) (6)	8/28 at 100.00	AA	7,860,930
430	Hawthorne, California, Special Tax Bonds, Community Facilities District 2006-1, South Bay, Series 2006, 4.600%, 9/01/21	3/20 at 100.00	N/R	435,599
18,770	Hayward Area Recreation and Park District, California, General Obligation Bonds, Election of 2016, Series 2017A, 4.000%, 8/01/46 (UB) (6)	8/27 at 100.00	AA+	21,004,756
	Hayward Unified School District, Alameda County, California, General Obligation Bonds, Election 2014, Series 2017:
12,580	4.000%, 8/01/39 – AGM Insured (UB) (6)	8/26 at 100.00	AA	13,981,412
44,380	4.000%, 8/01/42 – AGM Insured (UB) (6)	8/26 at 100.00	AA	48,926,287
2,800	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Uniion City Tropics, Refunding Series 2019, 3.250%, 5/15/39 (UB) (6)	5/29 at 100.00	A	2,893,548
160	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.250%, 8/15/28	10/19 at 100.00	A	160,562
283,100	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007C-2 Turbo Capital Appreciation, 0.000%, 6/01/47	10/19 at 15.98	CCC	45,120,478
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 33 Eastvale Area, Series 2014:
3,260	5.000%, 9/01/43	9/24 at 100.00	N/R	3,613,906
3,140	5.000%, 9/01/43	9/24 at 100.00	N/R	3,480,878
11,510	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, 2014 Election Series 2017B, 4.000%, 8/01/41 (UB) (6)	8/27 at 100.00	Aa3	12,945,412
4,290	King Comunity Development Agency, California, Tax Allocation Bonds, King City Redevelopment Project, Series 2011, 7.250%, 8/01/34 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	4,748,601
1,100	La Verne, California, Certificates of Participation, Brethren Hillcrest Homes, Series 2014, 5.000%, 5/15/36	5/22 at 101.00	BBB-	1,170,906
260	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/40	9/24 at 100.00	N/R	289,112
1,180	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Villages at Wasson Canyon, Series 2012A, 5.250%, 9/01/38	9/22 at 100.00	N/R	1,261,349
	Lammersville Joint Unified School District, California, Special Tax Bonds, Community Facilities District 2007-1 Mountain House - Shea Homes Improvement Area 1, Series 2013:
1,500	6.000%, 9/01/38	9/23 at 100.00	N/R	1,704,750
1,000	6.000%, 9/01/43	9/23 at 100.00	N/R	1,143,740
1,000	Lammersville School District, California, Special Tax Refunding Bonds, Community Facilities District 2002 Mountain House, Series 2012, 5.250%, 9/01/29	9/22 at 100.00	N/R	1,063,250
3,170	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 5.000%, 9/02/40	9/25 at 100.00	N/R	3,590,247

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1, Central Lathrop Specific Plan Improvement Areas 1-5 Special Tax Bonds, Series 2019:
$ 1,945	5.400%, 9/01/38	9/26 at 103.00	N/R	$2,055,962
1,220	5.400%, 9/01/38	9/26 at 103.00	N/R	1,289,601
2,410	5.400%, 9/01/38	9/26 at 103.00	N/R	2,547,490
860	5.400%, 9/01/38	9/26 at 103.00	N/R	909,063
3,095	5.500%, 9/01/43	9/26 at 103.00	N/R	3,277,945
1,945	5.500%, 9/01/43	9/26 at 103.00	N/R	2,059,969
3,820	5.500%, 9/01/43	9/26 at 103.00	N/R	4,045,800
1,360	5.500%, 9/01/43	9/26 at 103.00	N/R	1,440,390
4,830	5.600%, 9/01/49	9/26 at 103.00	N/R	5,116,564
3,665	5.600%, 9/01/49	9/26 at 103.00	N/R	3,882,444
7,205	5.600%, 9/01/49	9/26 at 103.00	N/R	7,632,473
2,565	5.600%, 9/01/49	9/26 at 103.00	N/R	2,717,181
805	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.375%, 9/01/35	9/23 at 100.00	N/R	879,913
8,000	Livermore Valley Joint Unified School District, Alameda County, California, General Obligation Bonds, Election of 2016 Measure J, Series 2019, 4.000%, 8/01/46 (UB) (6)	8/26 at 100.00	Aa3	8,840,240
21,925	Long Beach Community College District, California, General Obligation Bonds, Refunding 2008 Election Series 2012B, 0.000%, 8/01/49 (UB) (6)	8/42 at 100.00	AA	17,851,554
10,255	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2017E, 4.000%, 8/01/44 (UB) (6)	8/26 at 100.00	Aa2	11,347,875
	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2016, Series 2017A:
6,380	4.000%, 8/01/39 (UB) (6)	8/26 at 100.00	Aa2	7,137,880
10,450	4.000%, 8/01/40 (UB) (6)	8/26 at 100.00	Aa2	11,641,823
13,045	4.000%, 8/01/41 (UB) (6)	8/26 at 100.00	Aa2	14,505,910
14,760	4.000%, 8/01/42 (UB) (6)	8/26 at 100.00	Aa2	16,390,094
32,355	4.000%, 8/01/45 (UB) (6)	8/26 at 100.00	Aa2	35,770,070
1,765	Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012, 0.000%, 8/01/42 (5)	8/29 at 100.00	Aa3	1,834,029
5,915	Los Angeles County, California, Multifamily Housing Revenue Bonds, HDR Preservation Apartment Project, Series 2007C, 6.250%, 7/01/42	7/22 at 100.00	N/R	6,118,476
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Private Activity/AMT Subordinate Series 2019A:
14,895	4.000%, 5/15/44 (AMT) (UB) (6)	5/29 at 100.00	AA-	16,697,742
11,910	5.000%, 5/15/49 (AMT) (UB) (6)	5/29 at 100.00	AA-	14,486,133
6,300	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B, 5.000%, 5/15/46 (AMT) (UB) (6)	5/26 at 100.00	AA-	7,307,811
1,875	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Tender Option Bond Trust 2016-XL0005, 13.451%, 5/15/40, 144A (IF) (6)	5/20 at 100.00	AA	2,045,063

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2015E, 5.000%, 7/01/44 (UB) (6)	7/24 at 100.00	AA	$5,758,400
24,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A, 5.000%, 7/01/47 (UB) (6)	1/27 at 100.00	AA	28,795,680
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender Option Bond Trust 2015-XF2047:
1,150	13.136%, 7/01/38, 144A (IF) (6)	7/22 at 100.00	AA	1,604,986
1,715	13.156%, 7/01/43, 144A (IF) (6)	1/24 at 100.00	AA	2,653,225
16,145	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A, 4.000%, 7/01/47 (UB) (6)	1/27 at 100.00	Aa2	17,942,423
2,420	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Tender Option Bond Trust 2015-XF2053, 15.915%, 7/01/44, 144A (IF) (6)	7/24 at 100.00	Aa2	4,314,787
8,000	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Election 2016 Series 2017A, 4.000%, 8/01/46 (UB) (6)	8/27 at 100.00	Aa2	8,892,000
18,700	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Election 2016 Series 2018B, 4.000%, 8/01/47 (UB) (6)	8/28 at 100.00	Aa2	20,999,913
1,000	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A	1,104,580
8,000	Madera Unified School District, Madera County, California, General Obligation Bonds, Election 2014 Series 2017, 4.000%, 8/01/46 (UB)	8/27 at 100.00	Aa3	8,892,000
	March Joint Powers Redevelopment Agency, California, Tax Allocation Revenue Bonds, March Air Force Base Redevelopment Project, Series 2011A:
1,185	7.000%, 8/01/26 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	1,308,821
2,650	7.250%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	2,938,850
10,010	7.500%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	11,146,235
3,950	March Joint Powers Redevelopment Agency, California, Tax Allocation Revenue Bonds, March Air Force Base Redevelopment Project, Series 2011B, 7.500%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	4,402,196
25,420	Marin Healthcare District, Marin County, California, General Obligation Bonds, 2013 Election, Series 2017A, 4.000%, 8/01/47 (UB) (6)	8/27 at 100.00	Aa2	28,225,097
7,895	Marin Public Financing Authority, California, Revenue Bonds, Sausalito Marin City Sanitary District, Series 2017, 4.000%, 4/01/42 (UB) (6)	4/27 at 100.00	AA-	8,843,663
	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
890	5.125%, 1/01/33 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (7)	934,233
1,190	5.250%, 1/01/42 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (7)	1,250,988
1,450	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilties District 2011-1, Improvement Area 4, Series 2019, 5.000%, 9/01/48	9/26 at 103.00	N/R	1,696,167
	Monrovia Redevelopment Agency, California, Central Project Area 1 Housing Tax Allocation Bonds, Series 2011:
1,540	6.500%, 5/01/26 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (7)	1,669,422
1,075	6.900%, 5/01/36 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (7)	1,172,062
6,000	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2016A, 4.000%, 8/01/46 (UB) (6)	8/26 at 100.00	A1	6,476,580

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 1,075	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B, 5.125%, 9/01/38	9/24 at 100.00	N/R	$1,203,119
	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007:
1,010	5.000%, 9/01/27	3/20 at 100.00	N/R	1,021,009
1,325	5.000%, 9/01/37	3/20 at 100.00	N/R	1,337,243
15,000	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2018, Series 2019A, 4.000%, 8/01/49 (UB) (6)	8/29 at 100.00	AA	17,254,650
2,000	Murrieta Public Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/31	9/22 at 100.00	A	2,177,840
580	Murrieta, California, Special Tax Bonds, Community Facilities District 2005-5 Golden City Improvement Area A, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	N/R	677,167
2,355	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A (7)	2,605,996
3,390	Newman-Crows Landing Unified School District, Stanislaus County, California, General Obligation Bonds, 2008 Election, Series 2010B, 0.000%, 8/01/49 – AGM Insured	No Opt. Call	A1	3,180,667
18,655	Ontario-Montclair School District, San Bernardino County, California, General Obligation Bonds, Election of 2016, Series 2019B, 4.000%, 8/01/48 (UB) (6)	8/27 at 100.00	Aa2	20,691,380
3,565	Orange County Health Facilities Authority, California, Hospital Revenue Bonds, Orlando Health, Inc, Tender Option Bond Trust 2016-XF1056, 12.620%, 10/01/42, 144A (IF) (6)	4/22 at 100.00	A2	4,522,488
2,305	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51	8/37 at 100.00	AA	1,756,064
970	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2013C, 0.000%, 8/01/43	8/38 at 100.00	AA	711,796
2,485	Palm Desert, California, Limited Obligation Improvement Bonds, Section 29 Assessment District 2004-02, Series 2007, 5.100%, 9/02/37	3/20 at 100.00	N/R	2,512,161
	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2006:
1,700	5.250%, 9/01/26	3/20 at 100.00	N/R	1,706,426
3,780	5.450%, 9/01/32	3/20 at 100.00	N/R	3,795,649
4,480	5.500%, 9/01/36	3/20 at 100.00	N/R	4,497,830
	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002:
1,230	0.000%, 12/01/31 – AMBAC Insured	No Opt. Call	AA-	927,641
1,225	0.000%, 12/01/32 – AMBAC Insured	No Opt. Call	AA-	893,148
8,910	Palmdale School District, Los Angeles County, California, General Obligation Bonds, 2016 Election Series 2017A, 4.000%, 8/01/46 (UB) (6)	8/27 at 100.00	Aa3	9,903,465
8,000	Palomar Community College District, San Diego County, California, General Obligation Bonds, Refunding Series 2017, 4.000%, 8/01/45 (UB) (6)	8/27 at 100.00	AA	8,963,280
17,020	Palomar Community College District, San Diego County, California, General Obligation Bonds, Series 2010B, 0.000%, 8/01/45 (UB) (6)	8/40 at 100.00	AA	16,620,541
4,265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (7)	4,283,809
17,360	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1 (7)	18,251,783

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 16,310	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39	9/23 at 100.00	N/R	$18,235,559
2,855	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%, 9/01/39	9/23 at 100.00	N/R	3,199,484
5,340	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2006-2, Monument Park Estates, Series 2015B, 5.000%, 9/01/45	9/25 at 100.00	N/R	6,031,423
3,900	Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water System Project, Series 1999A, 5.500%, 5/01/29 – NPFG Insured	No Opt. Call	Baa2	4,665,999
2,500	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999, 0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	A	2,061,225
	Pomona Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2017A:
12,635	4.000%, 8/01/42 – BAM Insured (UB)	8/26 at 100.00	AA	13,812,582
9,485	4.000%, 8/01/46 – BAM Insured (UB)	8/26 at 100.00	AA	10,318,637
6,015	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/46	No Opt. Call	AA-	2,693,216
1,250	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2005-1 Sunridge North Douglas Series 2015, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,411,375
4,405	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014, 5.650%, 10/01/38	10/19 at 100.00	N/R	4,415,792
4,725	River Delta Unified School District, Sacramento and Solano Counties, California, General Obligation Bonds, School Faciliteis Improvement District 2, Election 2004 Series 2008, 0.000%, 4/01/48 – AGM Insured	No Opt. Call	AA	1,937,108
1,250	Riverside County Asset Leasing Corporation, California, Lease Revenue Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020, 13.949%, 11/01/45, 144A (IF) (6)	11/25 at 100.00	A+	2,218,925
3,030	Riverside County Public Financing Authority, California, Tax Allocation Revenue Bonds, Desert Communities & Interestate 215 Corridor Projects, Series 2017A, 4.000%, 10/01/40 – BAM Insured (UB) (6)	10/27 at 100.00	AA	3,351,180
6,250	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Housing Bonds, Refunding Series 2017A, 4.000%, 10/01/39 – BAM Insured (UB) (6)	10/27 at 100.00	AA	6,960,563
1,500	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Desert Communities Redevelopment Project Area, Series 2010D, 6.000%, 10/01/30 (Pre-refunded 10/01/20)	10/20 at 100.00	A (7)	1,572,690
	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, 2nd Lien Series 2011E:
7,100	0.000%, 12/01/41	No Opt. Call	BBB+	3,519,044
7,075	0.000%, 12/01/42	No Opt. Call	BBB+	3,372,794
7,050	0.000%, 12/01/43	No Opt. Call	BBB+	3,223,330
5,600	0.000%, 12/01/44	No Opt. Call	BBB+	2,445,688
1,000	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 7.125%, 10/01/42 (Pre-refunded 10/01/21)	10/21 at 100.00	A (7)	1,117,430
1,410	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 5.000%, 9/01/42	9/22 at 100.00	N/R	1,504,752

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007:
$ 550	0.000%, 9/01/36 – NPFG Insured	No Opt. Call	Baa2	$338,514
660	0.000%, 9/01/37 – NPFG Insured	No Opt. Call	Baa2	389,116
2,735	Rocklin, Placer County, California, Special Tax Bonds, Community Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39	9/25 at 100.00	N/R	3,106,741
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Parkard Campus Oaks, Series 2016:
1,130	5.000%, 9/01/31	9/26 at 100.00	N/R	1,310,246
1,000	5.000%, 9/01/36	9/26 at 100.00	N/R	1,137,630
1,735	5.500%, 9/01/46	9/26 at 100.00	N/R	2,008,662
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series 2014:
1,880	5.000%, 9/01/39	9/24 at 100.00	N/R	2,095,617
1,395	5.000%, 9/01/44	9/24 at 100.00	N/R	1,547,794
4,000	Roseville, California, Special Tax Bonds, Community Facilities District 5 Fiddyment Ranch Public Facilities, Series 2017, 5.000%, 9/01/47, 144A	9/27 at 100.00	N/R	4,566,440
	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-XG0100:
2,500	13.839%, 12/01/30 – AMBAC Insured, 144A (IF) (6)	No Opt. Call	A+	5,518,225
3,000	14.152%, 12/01/30 – AMBAC Insured, 144A (IF) (6)	No Opt. Call	A+	6,621,870
6,580	13.942%, 12/01/33 – AMBAC Insured, 144A (IF) (6)	No Opt. Call	A+	16,182,194
1,790	Sacramento City Financing Authority, California, Master Lease Program Facilities Revenue Bonds, Tender Option Bond Trust 2016-XG0067, 13.893%, 12/01/30 – AMBAC Insured, 144A (IF) (6)	No Opt. Call	A+	3,946,520
5,485	Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007, 5.900%, 9/01/37	3/20 at 100.00	N/R	5,563,326
7,130	San Bernardino Community College District, California, General Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44 (UB) (6)	No Opt. Call	AA	3,314,095
2,290	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	Baa2	2,563,334
1,000	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2006-1 Lytle Creek North Improvement Area 1, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	1,133,350
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
4,000	8.000%, 12/01/31	12/21 at 100.00	BB	4,502,600
16,730	7.500%, 12/01/41	12/21 at 100.00	BB	18,577,159
2,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election 2008 Series 2012E, 0.000%, 7/01/49	No Opt. Call	AA-	840,740
10,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election of 2012 Series 2013C, 4.000%, 7/01/42 (UB) (6)	7/23 at 100.00	AA-	10,686,700
20,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election of 2012 Series 2017I, 4.000%, 7/01/47 (UB) (6)	7/27 at 100.00	Aa2	22,382,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Refunding Series 2012R-2:
$ 10,000	0.000%, 7/01/40 (UB) (6)	No Opt. Call	AA-	$10,454,900
29,410	0.000%, 7/01/41 (UB) (6)	7/40 at 100.00	AA-	30,518,169
137,340	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D, 5.000%, 5/01/43 (AMT) (UB) (6)	5/28 at 100.00	A+	164,369,885
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A:
10,000	5.000%, 5/01/38 (AMT) (UB) (6)	5/29 at 100.00	A+	12,334,900
93,500	5.000%, 5/01/44 (AMT) (UB) (6)	5/29 at 100.00	A+	113,828,770
29,150	4.000%, 5/01/49 (AMT) (UB) (WI/DD, Settling 10/03/19) (6)	5/29 at 100.00	A+	32,225,617
78,650	5.000%, 5/01/49 (AMT) (UB) (6)	5/29 at 100.00	A+	95,083,131
12,660	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E, 4.000%, 5/01/50 (AMT) (UB) (6)	5/29 at 100.00	A+	13,982,084
4,825	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/44	8/24 at 100.00	N/R	5,296,740
1,250	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A, 5.000%, 8/01/43	8/24 at 100.00	A-	1,421,263
	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D:
2,750	0.000%, 8/01/26, 144A	8/21 at 79.08	N/R	2,053,013
8,905	0.000%, 8/01/31, 144A	8/21 at 61.78	N/R	5,163,475
17,120	0.000%, 8/01/43, 144A	8/21 at 33.74	N/R	5,397,594
	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005B:
1,375	0.000%, 8/01/30	2/20 at 54.14	N/R	734,924
3,020	0.000%, 8/01/34	2/20 at 42.55	N/R	1,268,793
16,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/49	1/25 at 100.00	BBB-	18,101,440
	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election 2010 Series 2011A:
7,610	0.000%, 9/01/41 (5)	9/36 at 100.00	AA+	8,072,307
20,035	0.000%, 7/01/51 (UB) (6)	9/41 at 100.00	AA+	16,938,190
13,385	Sanger Unified School District, Fresno County, California, General Obligation Bonds, Election 2016, Series 2017A, 4.000%, 8/01/45 – BAM Insured (UB) (6)	8/27 at 100.00	AA	14,895,363
5,350	Santa Ana Unified School District, Orange County, California, Certificates of Participation, Financing Project, Series 1999, 0.000%, 4/01/32 – AGM Insured	No Opt. Call	A2	3,835,843
7,030	Santa Ana Unified School District, Orange County, California, General Obligation Bonds, Election 2018 Series 2019A, 4.000%, 8/01/48 (UB) (6)	8/28 at 100.00	A+	7,885,200
2,500	Santa Barbara Secondary High School District, Santa Barbara County, California,General Obligation Bonds, Election 2010 Series 2011A, 0.000%, 8/01/40 (UB) (6)	No Opt. Call	AA	1,398,025

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 7,435	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39 (AMT)	10/19 at 100.00	N/R	$7,446,301
42,005	Santa Clara Unified School District, Santa Clara County, California, General Obligation Bonds, Election of 2018, Series 2019, 4.000%, 7/01/48 (UB) (6)	7/26 at 100.00	AA+	46,617,149
3,250	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	A (7)	3,502,070
	Saugus-Castaic School Facilities Financing Authority, California, Community Facilities District 2006-1C, Special Tax Bonds, Series 2013:
1,370	5.875%, 9/01/33	9/23 at 100.00	N/R	1,552,840
3,425	6.000%, 9/01/43	9/23 at 100.00	N/R	3,843,398
6,980	Savanna Elementary School District, Orange County, California, General Obligation Bonds, Election 2008 Series 2012B, 0.000%, 2/01/52 – AGM Insured (UB) (6)	No Opt. Call	A2	6,890,935
	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A:
22,000	0.000%, 6/01/36	10/19 at 39.85	N/R	8,729,600
7,500	0.000%, 6/01/47	10/19 at 21.22	N/R	1,584,225
94,800	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Turbo Capital Appreciation Series 2007C, 0.000%, 6/01/56	10/19 at 10.31	N/R	9,019,272
11,435	Solano Community College District, Solano and Yolo Counties, California, General Obligation Bonds, Election 2012 Series 2017C, 4.000%, 8/01/46 (UB) (6)	8/27 at 100.00	AA	12,710,003
15,580	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2016, Series 2017A, 4.000%, 8/01/47 (UB) (6)	8/27 at 100.00	AA-	17,299,253
4,665	Sweetwater Union High School District, California, General Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/42 (UB) (6)	2/26 at 100.00	BBB+	5,087,509
5,000	Sweetwater Union High School District, San Diego County, California, General Obligation Bonds, Election 2006 Series 2018C, 4.000%, 8/01/47 (UB) (6)	8/28 at 100.00	AAA	5,543,650
6,000	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.250%, 9/01/42	3/23 at 100.00	N/R	6,516,360
	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017:
4,115	5.500%, 9/01/27, 144A	No Opt. Call	N/R	4,320,832
3,655	5.750%, 9/01/32, 144A	9/27 at 100.00	N/R	3,901,055
4,940	6.125%, 9/01/37, 144A	9/27 at 100.00	N/R	5,302,645
13,245	6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	14,234,931
1,100	Temecula Valley Unified School District, Riverside County, California, Community Facilities District No 14-1, Special Tax Bonds, Series 2018, 5.000%, 9/01/50	9/25 at 103.00	N/R	1,259,379
6,950	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Tender Option Bond Trust 2016-XL0023, 14.545%, 5/15/38, 144A (IF) (6)	No Opt. Call	AA-	10,453,564
42,780	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2005B, 0.000%, 6/01/45	10/19 at 22.54	CCC+	9,513,844

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
$ 15,195	5.375%, 6/01/38	10/19 at 100.00	B-	$15,263,226
25,315	5.500%, 6/01/45	10/19 at 100.00	B-	25,429,930
95,575	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, First Subordinate CABs, Series 2006B, 0.000%, 6/01/46	10/19 at 19.42	CCC+	17,280,916
46,950	Tobacco Securitization Authority of Southern, California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A, 5.125%, 6/01/46	10/19 at 100.00	B2	47,073,948
	Tulare Local Health Care District, California, Revenue Bonds, Series 2007:
835	5.100%, 11/01/27 (4)	10/19 at 100.00	N/R	668,000
2,785	5.200%, 11/01/32 (4)	10/19 at 100.00	N/R	2,228,000
1,210	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.500%, 9/01/39 (Pre-refunded 3/01/21)	3/21 at 100.00	A- (7)	1,318,150
	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A:
760	7.400%, 9/01/32 (Pre-refunded 9/01/21)	9/21 at 100.00	BBB+ (7)	849,498
4,110	7.650%, 9/01/42 (Pre-refunded 9/01/21)	9/21 at 100.00	BBB+ (7)	4,613,393
10,615	Twin Rivers Unified School District, Sacramento and Placer Counties, California, General Obligation Bonds, Election 2006 Series 2016, 4.000%, 8/01/43 – AGM Insured (UB) (6)	8/26 at 100.00	A1	11,651,449
10,185	Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Election of 2014, Series 2017C, 4.000%, 9/01/46 (UB) (6)	9/27 at 100.00	AA+	11,408,320
10,325	University of California, General Revenue Bonds, Limited Project Series 2016K, 4.000%, 5/15/46 (UB) (6)	5/26 at 100.00	AA-	11,314,548
11,000	University of California, General Revenue Bonds, Limited Project Series 2018O, 4.000%, 5/15/48 (UB) (6)	5/28 at 100.00	AA-	12,312,520
	University of California, General Revenue Bonds, Limited Project, Tender Option Bond Trust 2015-XF2194:
780	13.172%, 5/15/37 (Pre-refunded 5/15/22), 144A (IF) (6)	5/22 at 100.00	N/R (7)	1,080,706
785	13.172%, 5/15/37, 144A (IF) (6)	5/22 at 100.00	AA-	1,087,633
	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XG0061:
535	13.305%, 5/15/36 (Pre-refunded 5/15/23), 144A (IF) (6)	5/23 at 100.00	N/R (7)	804,859
1,965	13.305%, 5/15/36, 144A (IF) (6)	5/23 at 100.00	AA	2,956,166
2,625	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XL0001, 13.550%, 5/15/38, 144A (IF) (6)	5/23 at 100.00	AA	3,887,887
9,945	Upland Unified School District, San Bernardino County, California, General Obligation Bonds, Election of 2008 Series 2011C, 0.000%, 8/01/50	No Opt. Call	A+	4,008,531
600	West Hollywood Community Development Commission, California, Tax Allocation Revenue Bonds, East Side Redevelopment Project Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	A-	674,010
3,600	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.500%, 9/01/31	9/22 at 102.00	N/R	4,005,360

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 1,800	West Sacramento, California, Special Tax Bonds, Community Facilities District 14 Newport Estates, Refunding & capital Projects, Series 2014, 4.375%, 9/01/36	9/24 at 100.00	N/R	$1,942,146
2,155	West Sacramento, California, Special Tax Bonds, Community Facilities District 27 Bridge District, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	2,507,666
14,835	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refinancing Project, Series 2017, 4.000%, 8/01/49 – AGM Insured (UB) (6)	8/27 at 100.00	AA	16,348,467
3,885	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/41	11/21 at 100.00	A+	4,256,173
	Westminster School District, Orange County, California, General Obligation Bonds, Election 2008 Refunding Series 2013:
645	0.000%, 8/01/48 – BAM Insured	8/39 at 100.00	AA	496,502
7,700	0.000%, 8/01/48 – BAM Insured (UB) (6)	8/39 at 100.00	AA	5,927,229
21,380	Westminster School District, Orange County, California, General Obligation Bonds, Election 2008 Series 2013A, 0.000%, 8/01/52 – BAM Insured (UB) (6)	8/39 at 100.00	AA	16,289,635
25,920	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (UB) (6)	No Opt. Call	AA-	24,624,518
7,270	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1 Edgewater, Series 2005, 5.125%, 9/01/35	3/20 at 100.00	N/R	7,299,807
5,472,040	Total California			4,219,373,543
	Colorado – 8.1%
2,475	9th Avenue Metropolitan District 2, Denver, Colorado, Limited Tax General Obligation Bonds, Series 2018, 5.000%, 12/01/48	12/23 at 103.00	N/R	2,613,501
	Adonea Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Refunding Limited Tax Convertible to Unlimited Tax Series 2018A:
3,200	5.125%, 12/01/37	12/23 at 103.00	N/R	3,219,776
4,940	5.125%, 12/01/45	12/23 at 103.00	N/R	4,941,136
7,825	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2019, 5.000%, 12/01/51	12/24 at 102.00	N/R	8,095,745
5,213	Alpine Mountain Ranch Metropolitan District, Routt County, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Series 2011, 9.000%, 12/01/30	12/20 at 100.00	N/R	5,341,733
	Amber Creek Metropolitan District (In the City of Thornton), Adams County, Colorado, Limited Tax (Convertible to Unlimited Tax), General Obligation Refunding and Improvement Bonds, Series 2017A:
500	5.000%, 12/01/37	12/22 at 103.00	N/R	523,710
1,575	5.125%, 12/01/47	12/22 at 103.00	N/R	1,639,418
515	Amber Creek Metropolitan District (In the City of Thornton), Adams County, Colorado, Limited Tax (Convertible to Unlimited Tax), General Obligation Refunding and Improvement Bonds, Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	532,778
	Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2018A:
2,240	5.000%, 12/01/38	12/23 at 103.00	N/R	2,416,064
5,480	5.125%, 12/01/48	12/23 at 103.00	N/R	5,888,205

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 2,130	Arvada West Town Center Business Improvement District, Colorado, General Obligation Bonds, Refunding Series 2015, 5.450%, 12/01/39	12/25 at 100.00	N/R	$2,193,815
3,000	Aspen Reserve Metropolitan District, Thornton, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2017A, 5.875%, 12/01/47	12/22 at 103.00	N/R	3,097,410
527	Aspen Reserve Metropolitan District, Thornton, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	545,961
	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A:
750	5.000%, 12/01/39	9/24 at 103.00	N/R	804,803
4,070	5.000%, 12/01/48	9/24 at 103.00	N/R	4,329,422
4,279	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48	9/24 at 103.00	N/R	4,406,172
4,405	Banning Lewis Ranch Metropolitan District 3, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 6.125%, 12/01/45	12/20 at 103.00	N/R	4,544,771
1,620	Banning Lewis Ranch Metropolitan District 3, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	1,676,084
3,260	Banning Lewis Ranch Metropolitan District 4, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/48	12/23 at 103.00	N/R	3,447,646
2,195	Banning Lewis Ranch Metropolitan District 5, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/48	12/23 at 103.00	N/R	2,321,344
2,500	Banning Lewis Ranch Regional Metropolitan District, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.375%, 12/01/48	12/23 at 103.00	N/R	2,652,950
	Base Village Metropolitan District 2, Colorado, General Obligation Bonds, Refunding Series 2016A:
2,645	5.500%, 12/01/36	12/21 at 103.00	N/R	2,791,189
3,485	5.750%, 12/01/46	12/21 at 103.00	N/R	3,674,514
2,375	Belleview Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Refunding & Improvement Series 2017, 5.125%, 12/01/46	12/21 at 103.00	N/R	2,491,636
2,915	Big Dry Creek Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Improvement Series 2017A, 5.750%, 12/01/47	12/22 at 103.00	N/R	3,100,102
644	Big Dry Creek Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	674,970
500	Blue Lake Metropolitan District 2 , Lochbuie, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.750%, 12/01/46	12/21 at 103.00	N/R	520,070
2,250	Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/48	12/23 at 103.00	N/R	2,336,872
829	Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.500%, 12/15/48	12/23 at 103.00	N/R	858,048
2,007	Bramming Farm Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Capital Appreciation Series 2015, 6.000%, 12/01/44, 144A	12/24 at 100.00	N/R	2,098,219
2,965	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	3,142,515

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 675	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2017B, 7.000%, 12/15/47	12/22 at 103.00	N/R	$696,695
1,540	Bristol Metropolitan District, Aurora, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.750%, 12/01/48	12/23 at 103.00	N/R	1,617,216
257	Bristol Metropolitan District, Aurora, Colorado, Limited Tax General Obligation Bonds, Subordinate Limited Tax Series 2019B, 8.000%, 12/15/48	12/23 at 103.00	N/R	268,714
3,500	Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.125%, 12/01/48	6/24 at 103.00	N/R	3,707,725
7,075	Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Subordinate (Convertible to Senior) Capital Appreciation (Convertible to Current Interest),, 0.000%, 12/01/48	6/24 at 85.96	N/R	4,359,403
1,241	Bromley Park Metropolitan District No 2, In the City of Brighton, Adams and Weld Counties, Colorado, Senior General Obligation Limited Tax Refunding Bonds, Series 2018B, 6.375%, 12/15/47	12/23 at 103.00	N/R	1,291,236
	Buffalo Highlands Metropolitan District In the City of Commerce City, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Refunding and Improvement Bonds, Series 2018A:
1,185	5.250%, 12/01/38	12/23 at 103.00	N/R	1,241,939
2,250	5.375%, 12/01/48	12/23 at 103.00	N/R	2,356,650
1,226	Buffalo Highlands Metropolitan District In the City of Commerce City, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Refunding and Improvement Bonds, Series 2018B, 7.625%, 12/15/46	12/23 at 103.00	N/R	1,252,580
3,234	Buffalo Ridge Metropolitan District (In the City of Commerce City), Adams County, Colorado, General Obligation Refunding and Improvement Bonds, Series 2018B, 7.375%, 12/15/47	12/23 at 103.00	N/R	3,374,711
	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A:
3,140	6.000%, 12/01/37	12/22 at 103.00	N/R	3,321,618
8,270	6.125%, 12/01/47	12/22 at 103.00	N/R	8,708,393
8,425	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	8,879,023
3,425	Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.125%, 12/01/47	12/22 at 103.00	N/R	3,535,319
2,997	Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	3,097,370
4,960	Carriage Hills Metropolitan District, Frederick, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.500%, 12/01/47	12/23 at 103.00	N/R	5,164,997
	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2017:
3,275	5.000%, 12/01/37	12/20 at 103.00	N/R	3,370,171
9,265	5.000%, 12/01/47	12/20 at 103.00	N/R	9,495,143
3,860	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2015, 6.250%, 12/01/44 (Pre-refunded 12/01/20)	12/20 at 103.00	N/R (7)	4,187,791

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,845	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.500%, 12/01/45 (Pre-refunded 12/01/20)	12/20 at 103.00	N/R (7)	$1,985,995
2,712	Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado, Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39	12/19 at 100.00	N/R	2,714,739
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
6,250	5.000%, 12/01/37, 144A	12/22 at 103.00	N/R	6,647,437
18,770	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	19,774,946
4,495	Centerra Metropolitan District No 1, In the City of Loveland, Larimer County, Colorado, Special Revenue Improvement Bonds, Series 2018, 5.250%, 12/01/48	12/23 at 103.00	N/R	4,789,872
4,500	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/01/37	12/25 at 100.00	N/R	4,699,035
1,922	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B, 8.000%, 6/15/37	12/21 at 103.00	N/R	1,937,837
1,345	Cherrylane Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/47	12/23 at 103.00	N/R	1,411,147
2,673	City Center West Residential Metropolitan District, Greeley, Colorado, General Obligation and Special Revenue Bonds, Limited Tax Series 2014A, 6.250%, 12/01/44	12/19 at 100.00	N/R	2,674,123
765	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	798,010
2,820	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Refunding & Improvement Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	2,955,275
	Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A:
5,115	6.250%, 12/01/37	12/22 at 103.00	N/R	5,364,510
8,170	6.500%, 12/01/47	12/22 at 103.00	N/R	8,565,346
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017:
4,350	5.375%, 10/01/37	10/27 at 100.00	N/R	4,496,986
8,925	5.500%, 10/01/47	10/27 at 100.00	N/R	9,210,243
6,625	5.625%, 10/01/52	10/27 at 100.00	N/R	6,833,555
2,600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010A, 6.250%, 11/01/40	11/20 at 100.00	AA-	2,689,674
4,330	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010B, 7.250%, 11/01/34	11/20 at 100.00	B	4,418,202
1,350	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.250%, 7/01/46, 144A	7/25 at 100.00	BB	1,445,094
1,750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	10/19 at 100.00	BB+	1,754,148
5,660	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Eagle Ridge Academy Project, Refunding & Improvement Series 2016, 5.000%, 11/01/36, 144A	11/21 at 100.00	BB+	5,824,197
955	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014B, 5.625%, 1/15/44	1/24 at 100.00	BBB-	1,022,232

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Loveland Classical Schools Project, Series 2016:
$ 2,920	5.000%, 7/01/36, 144A	7/26 at 100.00	BB	$3,141,044
3,855	5.000%, 7/01/46, 144A	7/26 at 100.00	BB	4,080,749
4,490	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain Phoenix Community School, Series 2012, 7.000%, 10/01/42	10/22 at 100.00	N/R	4,747,322
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014:
2,025	5.125%, 7/01/34, 144A	7/24 at 100.00	BB	2,152,190
3,150	5.375%, 7/01/44, 144A	7/24 at 100.00	BB	3,335,377
2,700	5.500%, 7/01/49, 144A	7/24 at 100.00	BB	2,867,373
825	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%, 3/15/35	3/21 at 100.00	BB+	881,521
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015:
2,745	5.000%, 12/15/35	12/25 at 100.00	BBB-	2,976,541
7,500	5.000%, 12/15/45	12/25 at 100.00	BBB-	8,063,025
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy Project, Refunding & Development Series 2016:
2,000	5.000%, 9/01/36, 144A	9/21 at 100.00	N/R	2,040,120
3,780	5.000%, 9/01/46, 144A	9/21 at 100.00	N/R	3,836,322
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,Science Technology Engineering and Math School Project, Refunding Series 2014:
890	5.000%, 11/01/44	11/24 at 100.00	BB+	932,604
765	5.125%, 11/01/49	11/24 at 100.00	BB+	804,191
3,965	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks Academy, Series 2006A, 5.500%, 5/01/36	10/19 at 100.00	N/R	3,967,260
47,590	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018A, 4.000%, 11/15/48 (UB) (6)	5/28 at 100.00	AA	52,459,885
12,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%, 8/01/43	2/24 at 100.00	N/R	13,660,080
4,085	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A	2/26 at 100.00	N/R	4,227,281
1,790	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1001, 14.106%, 1/01/45 (Pre-refunded 1/01/23), 144A (IF) (6)	1/23 at 100.00	BBB+ (7)	2,665,578
3,450	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1003, 13.430%, 2/01/41 (Pre-refunded 2/01/21), 144A (IF) (6)	2/21 at 100.00	BBB+ (7)	4,107,984
3,940	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1025, 14.111%, 1/01/45 (Pre-refunded 1/01/23), 144A (IF) (6)	1/23 at 100.00	BBB+ (7)	5,868,118

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF2195, 13.714%, 10/01/37 (Pre-refunded 11/13/23), 144A (IF) (6)	11/23 at 100.00	BBB+ (7)	$4,905,450
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children's Hospital Colorado Project, Series 2016A, 5.000%, 12/01/41 (UB) (6)	6/26 at 100.00	A+	5,842,250
15,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49	8/29 at 100.00	BBB+	16,130,850
725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	BBB+ (7)	835,976
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF2048:
2,000	18.391%, 1/01/35, 144A (IF) (6)	1/24 at 100.00	AA-	3,528,220
4,785	15.915%, 1/01/44, 144A (IF) (6)	1/24 at 100.00	AA-	7,602,982
1,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A, 6.125%, 12/01/45, 144A	12/25 at 100.00	N/R	1,388,725
	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0054:
3,500	13.080%, 1/01/30, 144A (IF)	1/20 at 100.00	AA-	3,626,385
1,000	14.069%, 1/01/30, 144A (IF)	1/20 at 100.00	AA-	1,038,560
1,250	14.069%, 1/01/30, 144A (IF)	1/20 at 100.00	AA-	1,298,200
265	13.080%, 1/01/40, 144A (IF)	1/20 at 100.00	AA-	274,569
4,250	Colorado High Performance Transportation Enterprise, US 36 and I-25 Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%, 1/01/44 (AMT)	1/23 at 100.00	BBB-	4,655,747
135	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007, 5.000%, 6/01/18 (4), (8)	No Opt. Call	N/R	—
	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2017:
655	5.500%, 4/01/22 (AMT) (4), (8)	No Opt. Call	N/R	33,025
2,668	6.875%, 10/01/27 (AMT) (4), (8)	No Opt. Call	N/R	923,024
31,920	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46	12/23 at 103.00	N/R	34,926,864
750	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Junior Lien Series 2018C, 12.500%, 12/15/38	12/23 at 103.00	N/R	772,275
6,285	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016, 5.000%, 12/01/46	12/21 at 103.00	N/R	6,495,233
1,500	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Series 2018B, 7.500%, 12/15/38	12/23 at 103.00	N/R	1,557,675
15,070	Colorado International Center Metropolitan District 4, Adams County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Convertible Capital Appreciation Series, 0.000%, 12/01/48	6/24 at 99.88	N/R	11,289,540
1,996	Colorado International Center Metropolitan District 4, Adams County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2019B-2, 8.750%, 12/15/48	6/24 at 103.00	N/R	2,063,086

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 30,925	Colorado International Center Metropolitan District No 4, Adams County, Colorado, Limited Tax General Obligation and Special Revenue Refunding and Improvement Convertible Capital Appreciation Bonds, Series, 0.000%, 12/01/47	6/24 at 94.26	N/R	$22,140,754
3,130	Colorado Science and Technology Park Metropolitan District No1, Special Revenue Improvement Bonds, Refunding Series 2018, 5.250%, 12/01/48	12/23 at 103.00	N/R	3,323,371
3,825	Colorado Springs Urban Renewal Authority, Colorado, Senior Special Revenue Bonds, Canyon Creek Project, Series 2018A, 5.750%, 12/01/47	12/23 at 103.00	N/R	3,967,711
1,156	Colorado Springs Urban Renewal Authority, Colorado, Senior Special Revenue Bonds, Canyon Creek Project, Series 2018B, 8.125%, 12/15/47	12/23 at 103.00	N/R	1,194,876
1,354	Colorado Springs Urban Renewal Authority, Colorado, Subordinate Tax Increment Revenue Bonds, University Village Colorado Project, Refunding Series 2016, 6.750%, 12/15/30	12/21 at 103.00	N/R	1,328,816
5,915	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	6,819,285
5,045	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Taxable Series 2012B, 9.500%, 12/01/27 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	6,133,913
	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
8,410	5.400%, 12/01/27 (4)	10/19 at 100.00	N/R	5,046,000
10,965	5.450%, 12/01/34	10/19 at 100.00	N/R	6,579,000
4,525	Copperleaf Metropolitan District 2, Arapahoe County, Colorado, General Obligation Bonds, Refunding Limited Tax Convertible to Unlimited Tax Series 2015, 5.750%, 12/01/45	12/20 at 103.00	N/R	4,746,725
	Copperleaf Metropolitan District 3, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2017A:
840	5.000%, 12/01/37	12/22 at 103.00	N/R	884,503
1,280	5.125%, 12/01/47	12/22 at 103.00	N/R	1,341,517
506	Copperleaf Metropolitan District 3, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.625%, 12/15/47	12/22 at 103.00	N/R	526,878
2,000	Copperleaf Metropolitan District No 6, In Arapahoe County, Colorado, Limited Tax , Convertible to Unlimited Tax, General Obligation Bonds, Series 2018A, 5.250%, 12/01/48	12/23 at 103.00	N/R	2,095,860
	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A:
1,910	5.125%, 12/01/37	12/22 at 103.00	N/R	2,027,255
4,600	5.250%, 12/01/47	12/22 at 103.00	N/R	4,877,978
3,945	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017B, 5.250%, 12/01/47	12/22 at 103.00	N/R	4,177,321
5,185	Cornerstone Metropolitan District 2, Montrose and Ouray Counties, Colorado, Limited Tax General Obligation Refunding Bonds, Series 2010A, 8.000%, 12/01/40 (4)	12/21 at 100.00	N/R	2,436,950
670	Cottonwood Highlands Metropolitan District No 1, In the town of Parker, Colorado, Limited Tax, Convertible to Unlimited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	713,811
3,440	Cross Creek North Community Development District, Clay County, Florida, Special Assessment Bonds, Series 2018, 5.375%, 11/01/50, 144A	11/29 at 100.00	N/R	3,680,972

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Crowfoot Valley Ranch Metropolitan District No 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2018A:
$ 2,560	5.625%, 12/01/38	12/23 at 103.00	N/R	$2,686,515
9,665	5.750%, 12/01/48	12/23 at 103.00	N/R	10,131,819
1,630	Crowfoot Valley Ranch Metropolitan District No 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2018B, 8.000%, 12/15/48	12/23 at 103.00	N/R	1,701,524
2,375	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/25 at 100.00	N/R	2,495,982
2,574	Cuchares Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016A, 5.000%, 12/01/45	12/21 at 103.00	N/R	2,651,683
670	Cuchares Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2016B, 7.750%, 12/15/45	12/21 at 103.00	N/R	688,412
4,725	Cumberland Green Metropolitan District, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2015, 5.250%, 12/01/45	12/25 at 100.00	N/R	4,929,120
3,420	Cundall Farms Metropolitan District In the City of Thornton, Colorado, Limited Tax General Obligation Bonds, Series 2014, 6.875%, 12/01/44 (Pre-refunded 12/01/19)	12/19 at 100.00	N/R (7)	3,448,489
790	Cundall Farms Metropolitan District In the City of Thornton, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2016, 7.750%, 12/15/44 (Pre-refunded 12/15/19)	12/19 at 100.00	N/R (7)	822,967
7,555	Cundall Farms Metropolitan District, In the City of Thornton, Colorado, General Obligation Limited Tax Convertbile to Unlimited Tax, Refunding Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	7,859,013
750	Cundall Farms Metropolitan District, In the City of Thornton, Colorado, General Obligation Limited Tax Convertbile to Unlimited Tax, Refunding Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	768,698
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
3,470	4.000%, 12/01/43 (AMT) (UB) (6)	12/28 at 100.00	A	3,799,962
53,210	4.000%, 12/01/48 (AMT) (UB) (6)	12/28 at 100.00	A	57,916,425
25,510	5.000%, 12/01/48 (AMT) (UB) (WI/DD, Settling 10/02/19) (6)	12/28 at 100.00	A	30,487,001
2,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien, Tender Option Bond Trust 2015-XF1036, 12.809%, 11/15/43, 144A (IF) (6)	11/23 at 100.00	A	3,687,075
2,465	Denver Connection West Metropolitan District, City and County of Denver, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017A, 5.375%, 8/01/47	12/22 at 103.00	N/R	2,579,820
1,270	Denver Connection West Metropolitan District, City and County of Denver, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 8.000%, 8/01/47	12/22 at 103.00	N/R	1,311,681
	Denver Gateway Center Metropolitan District, In the City and County of Denver, Colorado, General Obligation Limited Tax Bonds, Series 2018A:
2,720	5.500%, 12/01/38	12/23 at 103.00	N/R	2,903,845
8,550	5.625%, 12/01/48	12/23 at 103.00	N/R	9,134,221
1,855	Denver Gateway Center Metropolitan District, In the City and County of Denver, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2018B, 7.875%, 12/15/48	12/23 at 103.00	N/R	1,928,940

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,800	Denver International Business Center Metropolitan District 1, Denver, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2019B, 6.000%, 12/01/48	6/24 at 103.00	N/R	$1,891,422
2,110	Denver West Promenade Metropolitan District, Lakewood, Colorado, General Obligtion Bonds, Limited Tax Convertible to Unlimited Tax Series 2013, 5.375%, 12/01/42	6/23 at 100.00	N/R	2,168,721
870	Denver West Promenade Metropolitan District, Lakewood, Colorado, General Obligtion Bonds, Subordinate Convertible to Senior Limited Tax Convertible to Unlimited Tax, Series 2016, 6.000%, 12/15/46	6/23 at 100.00	N/R	892,263
13,560	Denver, Colorado, Certificates of Participation, Convention Center Expansion Project, Series 2018A, 4.000%, 6/01/48 (UB) (6)	6/26 at 100.00	Aa2	14,709,074
2,000	DIATC Metropolitan District, Commerce City, Adams County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2019, 5.000%, 12/01/49, 144A	9/24 at 103.00	N/R	2,126,100
3,500	Dinosaur Ridge Metropolitan District, Golden, Jefferson County, Colorado, Special Revenue Refunding and Improvement Bonds, Series 2019A, 5.000%, 6/01/49	6/24 at 103.00	N/R	3,573,465
1,695	Dublin North Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation and Improvement Bonds, Refunding Series 2018A, 5.125%, 12/01/47	12/23 at 103.00	N/R	1,761,258
704	Dublin North Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation and Improvement Bonds, Subordinate Series 2018B, 7.250%, 12/15/47	12/23 at 103.00	N/R	728,915
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A:
13,000	0.000%, 9/01/40	No Opt. Call	A	6,952,270
1,500	0.000%, 9/01/41	No Opt. Call	A	770,040
1,010	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/26 – NPFG Insured	No Opt. Call	A	881,144
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
37,245	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	29,689,852
70	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	53,881
500	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	A	371,425
10,950	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	7,857,829
500	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	347,330
45,720	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	A	21,198,992
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B:
22,685	0.000%, 9/01/35 – NPFG Insured	9/26 at 63.78	A	12,373,306
24,145	0.000%, 9/01/37 – NPFG Insured	9/26 at 57.65	A	11,818,495
20,555	0.000%, 9/01/39 – NPFG Insured	9/26 at 52.09	A	9,045,433
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
32,000	0.000%, 9/01/27 – NPFG Insured	No Opt. Call	A	27,126,720
24,045	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	A	19,784,466
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,000	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	A	2,008,980
1,060	0.000%, 9/01/33 – NPFG Insured	9/20 at 48.04	A	500,002

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 4,010	East Creek Metropolitan District 1, Aurora, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2019A, 5.250%, 12/01/48	6/24 at 103.00	N/R	$4,152,916
584	East Creek Metropolitan District 1, Aurora, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2019B, 8.000%, 12/15/48	6/24 at 103.00	N/R	602,221
550	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015, 5.500%, 12/01/38	12/22 at 100.00	N/R	586,042
2,305	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/45	12/21 at 103.00	N/R	2,418,152
632	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.750%, 12/15/45	12/21 at 103.00	N/R	653,861
1,620	Erie Highlands Metropolitan District No 1 (In the Town of Erie), Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 5.750%, 12/01/45	12/20 at 103.00	N/R	1,685,837
2,405	Fallbrook Villas Metropolitan District, Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.250%, 12/01/49	12/23 at 103.00	N/R	2,527,799
398	Fallbrook Villas Metropolitan District, Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/49, 144A	12/23 at 103.00	N/R	416,316
545	First Creek Village Metropolitan District, Denver, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 8/01/49	9/24 at 103.00	Ba1	598,519
520	First Creek Village Metropolitan District, Denver, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 6.750%, 8/01/49	9/24 at 103.00	N/R	523,973
4,584	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	4,636,395
2,445	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax Increment/Public Improvement Fee Supported Revenue Bonds, Series 2014A, 6.000%, 3/01/44	3/20 at 100.00	N/R	2,395,782
2,135	Flatiron Meadows Metropolitan District, Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.125%, 12/01/46	12/21 at 103.00	N/R	2,204,345
2,000	Flying Horse Metropolitan District 3, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2019, 6.000%, 12/01/49, 144A	9/24 at 103.00	N/R	2,033,340
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
2,560	5.250%, 12/01/24	No Opt. Call	N/R	2,706,586
12,995	5.750%, 12/01/30	12/24 at 100.00	N/R	13,771,971
35,930	6.000%, 12/01/38	12/24 at 100.00	N/R	37,962,560
2,350	Forest Trace Metropolitan District 3, Aurora City, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	2,450,744
683	Forest Trace Metropolitan District 3, Aurora City, Arapahoe County, Colorado, General Obligation Bonds, Subordinate Limited Tax, Series 2016B, 7.250%, 12/15/46	12/21 at 103.00	N/R	693,798
715	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	737,916

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2019A:
$ 2,340	5.125%, 12/01/38, 144A	6/24 at 103.00	N/R	$2,385,887
2,740	5.375%, 12/01/49, 144A	6/24 at 103.00	N/R	2,793,183
700	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Subordinate Series 2019B, 8.000%, 12/15/49	6/24 at 103.00	N/R	711,767
800	Frisco, Colorado, Marina Enterprise Revenue Bonds, Series 2019, 5.000%, 12/01/48	12/26 at 100.00	N/R	849,168
	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Series 2017A:
2,890	5.125%, 12/01/37	12/22 at 103.00	N/R	3,064,729
2,525	5.250%, 12/01/47	12/22 at 103.00	N/R	2,675,263
1,704	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	1,791,586
1,320	Glen Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2017, 5.000%, 12/01/47	12/22 at 103.00	N/R	1,357,963
5,490	Granby Ranch Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2018, 5.500%, 12/01/52, 144A	12/23 at 103.00	N/R	5,720,251
2,131	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-1, 9.000%, 8/01/39 (4)	12/19 at 100.00	N/R	2,092,578
2,780	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-2, 9.000%, 8/01/39 (4)	12/19 at 100.00	N/R	2,729,877
3,990	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2010, 9.000%, 11/01/40 (4)	12/20 at 100.00	N/R	3,916,544
780	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Limited Tax Series 2016B, 7.250%, 12/15/46	12/21 at 100.00	N/R	790,296
5,930	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Series 2016A, 5.000%, 12/01/46	12/21 at 100.00	N/R	6,128,358
2,260	Green Gables Metropolitan District No 1, Jefferson County, Colorado, General Obligation Bonds, Series 2016A, 5.300%, 12/01/46	12/21 at 103.00	N/R	2,365,723
735	Green Gables Metropolitan District No 1, Jefferson County, Colorado, General Obligation Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	760,923
4,995	Green Gables Metropolitan District No 2 , In Jefferson County, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Bonds, Series 2018A, 5.750%, 12/01/48	12/23 at 103.00	N/R	5,263,981
2,565	Harmony Technology Park Metropolitan District 2, Fort Collins, Colorado, General Obligaiton Bonds, Limited Tax Convertible to Unlimited Tax Series 2017, 5.000%, 9/01/47	12/22 at 103.00	N/R	2,671,037
750	Harvest Junction Metropolitan District, Longmont, Colorado, General Obligation Bonds, Refunding and Improvement Series 2012, 5.375%, 12/01/37	12/22 at 100.00	N/R	802,650
2,065	Hawthorn Metropolitan District 2, Jefferson County, Colorado, General Obligation Bonds, Series 2014, 6.375%, 12/01/44 (Pre-refunded 12/01/19)	12/19 at 100.00	N/R (7)	2,081,933
955	Hawthorn Metropolitan District 2, Jefferson County, Colorado, Limited Tax Subordinate General Obligation Bonds, Series 2015, 7.750%, 12/15/44 (Pre-refunded 12/15/19)	12/19 at 103.00	N/R (7)	995,702

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 4,575	Hawthorn Metropolitan District No 2, Jefferson County, Colorado, General Obligation, Refunding Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	$4,781,790
820	Hawthorn Metropolitan District No 2, Jefferson County, Colorado, General Obligation, Refunding Series 2017B, 7.250%, 12/15/47	12/22 at 103.00	N/R	840,746
16,080	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%, 12/01/44	12/24 at 100.00	N/R	16,803,922
8,323	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Series 2007A, 5.500%, 12/01/37	10/19 at 100.00	N/R	8,326,246
3,420	Highlands Metropolitan District No 2, City and County of Broomfield, Colorado, Limited Tax (Convertible to Unlimited Tax) General Obligation Bonds, Series 2016A, 5.125%, 12/01/46	12/21 at 103.00	N/R	3,567,710
1,590	Highline Crossing Metropolitan District, In the City of Aurora, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2017A, 5.500%, 12/01/47	12/22 at 103.00	N/R	1,639,258
336	Highline Crossing Metropolitan District, In the City of Aurora, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	345,512
4,885	Highpointe Vista Metropolitan District 2, Windsor, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	5,040,636
1,095	Hudson Hills Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.125%, 12/01/48	12/23 at 103.00	N/R	1,149,783
208	Hudson Hills Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48	12/23 at 103.00	N/R	217,572
	Hunters Overlook Metropolitan District 5, Severance, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2019A:
900	5.000%, 12/01/39	9/24 at 103.00	N/R	967,446
1,735	5.000%, 12/01/49	9/24 at 103.00	N/R	1,840,766
1,025	Iliff Commons Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2015, 6.250%, 12/01/44	12/20 at 103.00	N/R	1,067,907
780	Iliff Commons Metropolitan District 3, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2016A, 6.000%, 12/01/46	12/21 at 103.00	N/R	813,142
6,550	Independence Metropolitan District 3, Elbert County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49	6/24 at 103.00	N/R	6,869,967
6,500	Independence Water & Sanitation District, Elbert County, Colorado, Special Revenue Bonds, Series 2019, 7.250%, 12/01/38	6/24 at 103.00	N/R	6,915,545
2,235	Interpark Metropolitan District, In the City and County of Broomfield, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation and Revenue Bonds, Series 2018, 5.500%, 12/01/48, 144A	12/23 at 103.00	N/R	2,312,309
1,610	Interquest South Business Improvement District, Colorado Springs, El Paso County, Colorado, Public Improvement Fee Revenue Bonds, Series 2017, 5.000%, 12/01/47	12/22 at 103.00	N/R	1,657,189
1,555	Iron Works Village Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.875%, 12/01/48	12/23 at 103.00	N/R	1,644,117
534	Iron Works Village Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2018B, 8.000%, 12/15/48	12/23 at 103.00	N/R	561,971

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 6,295	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2015, 5.500%, 12/01/45	12/20 at 103.00	N/R	$6,435,756
	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2017:
4,152	5.625%, 12/01/34	12/20 at 103.00	N/R	4,300,185
4,515	5.750%, 12/01/47	12/20 at 103.00	N/R	4,642,233
	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
5,485	5.125%, 12/01/31	12/21 at 103.00	N/R	5,603,257
4,510	5.250%, 12/01/36	12/21 at 103.00	N/R	4,611,881
19,140	5.375%, 12/01/46	12/21 at 103.00	N/R	19,570,076
7,025	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Taxable Series 2016B, 9.000%, 12/01/46	12/21 at 103.00	N/R	7,095,250
3,395	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	10/19 at 100.00	N/R	3,388,346
	Lake of the Rockies Metropolitan District, In the Town of Monument, El Paso County, Colorado, Subordinate General Obligation Limited Tax Bonds, Series 2018B:
2,715	5.000%, 8/01/48	12/23 at 103.00	N/R	2,810,622
439	7.500%, 8/01/48	12/23 at 103.00	N/R	452,890
	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A:
2,200	5.125%, 12/01/37	12/23 at 103.00	N/R	2,349,908
5,000	5.250%, 12/01/47	12/23 at 103.00	N/R	5,334,450
2,295	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.625%, 12/15/47	12/23 at 103.00	N/R	2,416,222
6,210	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.750%, 12/15/46	12/23 at 100.00	N/R	6,484,420
	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A:
875	5.000%, 12/01/39	9/24 at 103.00	N/R	929,556
2,335	5.000%, 12/01/49	9/24 at 103.00	N/R	2,438,791
685	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019B, 7.750%, 12/15/49	9/24 at 103.00	N/R	701,680
7,135	Larkridge Metropolitan District No 2, In the City of Thornton, Adams County, Colorado, General Obligation, Limited Tax Convertible to Unlimited Tax, Improvement Bonds, Refunding Series 2019, 5.250%, 12/01/48	12/23 at 103.00	N/R	7,494,818
1,245	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44	12/20 at 100.00	N/R	1,258,807
1,618	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax General Obligation Bonds, Subordinate Lien Series 2017, 7.750%, 12/15/47	12/20 at 100.00	N/R	1,633,420
3,265	Leyden Ranch Metropolitan District, Jefferson County, Colorado, General Obligation Limited Tax, Convertible to Unlimited Tax Bonds, Series 2017A, 5.125%, 12/01/47	12/22 at 103.00	N/R	3,461,390

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Leyden Rock Metropolitan District No 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A:
$ 500	4.375%, 12/01/33	12/21 at 103.00	N/R	$526,605
1,770	5.000%, 12/01/45	12/21 at 103.00	N/R	1,859,580
695	Leyden Rock Metropolitan District No 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016B, 7.250%, 12/15/45	12/21 at 103.00	N/R	720,701
5,175	Liberty Ranch Metropolitan District, Colorado, General Obligation Bonds, Refunding and Improvement Series 2017A, 5.000%, 12/01/46	12/21 at 103.00	N/R	5,436,803
2,308	Liberty Ranch Metropolitan District, Colorado, General Obligation Bonds, Subordinate Improvement Series 2017B, 8.125%, 12/15/46	12/21 at 103.00	N/R	2,397,066
2,230	Littleton Village Metropolitan District No 2, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45	12/20 at 103.00	N/R	2,320,984
1,280	Littleton Village Metropolitan District No 2, In the City of Littleton, Colorado, Subordinate Limited Tax General Obligation and Special Revenue Refunding Bonds, Series 2018B, 7.625%, 12/15/28	12/23 at 103.00	N/R	1,330,790
1,295	Lost Creek Farms Metropolitan District (In the Town of Erie), Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2017A, 5.750%, 12/01/47	12/22 at 103.00	N/R	1,328,618
197	Lost Creek Farms Metropolitan District (In the Town of Erie), Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	201,848
2,820	Marvella Metropolitan District, Centennial, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.125%, 12/01/46	12/21 at 103.00	N/R	2,968,078
674	Marvella Metropolitan District, Centennial, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2016B, 7.500%, 12/15/46	12/21 at 103.00	N/R	695,305
1,460	Mead Western Meadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2018, 5.000%, 12/01/47	12/28 at 100.00	N/R	1,534,387
1,416	Midcities Metropolitan District No 2, In the City and County of Broomfield, Colorado, Subordinate Special Revenue Refunding Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	1,455,761
1,805	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.500%, 12/15/46	12/21 at 103.00	N/R	1,860,486
	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016:
1,500	5.000%, 12/01/35	12/25 at 100.00	N/R	1,588,680
5,300	5.000%, 12/01/46	12/25 at 100.00	N/R	5,539,560
2,315	Mountain Shadows Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44	12/25 at 100.00	N/R	2,382,992
2,655	Mountain's Edge Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016A, 5.000%, 12/01/46, 144A	12/21 at 103.00	N/R	2,700,719
561	Mountain's Edge Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2016B, 7.375%, 12/15/46, 144A	12/21 at 103.00	N/R	567,771
	Murphy Creek Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding & Improvement Series 2006:
5,770	6.000%, 12/01/26 (4)	10/19 at 100.00	N/R	5,770,000
10,910	6.125%, 12/01/35 (4)	10/19 at 100.00	N/R	10,910,000

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,760	North Holly Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.500%, 12/01/48	12/23 at 103.00	N/R	$1,824,099
	North Park Metropolitan District 1, in the City of Broomfiled, Colorado, Special Revenue Bonds, Series 2018A-1:
4,410	5.375%, 12/01/34	12/23 at 103.00	N/R	4,713,540
2,845	5.750%, 12/01/48	12/23 at 103.00	N/R	3,022,955
	North Park Metropolitan District 1, in the City of Broomfiled, Colorado, Special Revenue Bonds, Series 2018A-2:
5,460	5.500%, 12/01/34	12/23 at 103.00	N/R	5,860,982
8,500	5.850%, 12/01/48	12/23 at 103.00	N/R	9,088,710
2,000	North Pine Vistas Metropolitan District 2, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 6.750%, 12/01/46	12/21 at 103.00	N/R	2,050,400
9,015	North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 6.375%, 12/01/46	12/21 at 103.00	N/R	9,356,398
1,203	North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016B, 8.250%, 12/15/46	12/21 at 103.00	N/R	1,252,925
	North Range Metropolitan District No 2 , In the City of Commerce City, Adams County, Colorado , Limited Tax General Obligation and Special Revenue and Improvement Bonds, Refunding Series 2017A:
1,550	5.625%, 12/01/37	12/22 at 103.00	N/R	1,637,730
2,975	5.750%, 12/01/47	12/22 at 103.00	N/R	3,143,534
2,836	North Range Metropolitan District No 2 , In the City of Commerce City, Adams County, Colorado , Limited Tax General Obligation and Special Revenue and Improvement Bonds, Refunding Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	2,960,387
3,515	Orchard Park Place North Metropolitan District, Westminster, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.250%, 12/01/48	6/24 at 103.00	N/R	3,674,792
611	Orchard Park Place North Metropolitan District, Westminster, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48	6/24 at 103.00	N/R	637,090
915	Overlook Metropolitan District in the Town of Parker, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	935,533
940	Overlook Metropolitan District in the Town of Parker, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	959,373
3,500	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax and Revenue Bonds, Series 2016, 5.000%, 12/01/46	12/21 at 103.00	N/R	3,630,655
1,745	Palisade Park North Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47	12/23 at 103.00	N/R	1,825,898
800	Palisade Park North Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2018B, 7.875%, 12/15/47	12/23 at 103.00	N/R	830,672
	Palisade Park North Metropolitan District No 1, City and County of Broomfield, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax, Series 2016A:
2,075	5.875%, 12/01/46	12/21 at 103.00	N/R	2,115,919
530	8.000%, 12/15/46	12/21 at 103.00	N/R	544,612
1,385	Palisade Park West Metropolitan District, Broomfield County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax, Series 2019A, 5.125%, 12/01/49	6/24 at 103.00	N/R	1,413,933

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,042	Palisade Park West Metropolitan District, Broomfield County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/49	6/24 at 103.00	N/R	$1,060,923
1,559	Parker Automotive Metropolitan District (In the Town of Parker, Colorado), General Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/45	12/26 at 100.00	N/R	1,615,514
3,786	Parker Automotive Metropolitan District, In the Town of Parker, Colorado, Subordinate Limited Tax General Obligation Refunding Bonds, Series 2018B, 8.000%, 12/15/32	12/23 at 103.00	N/R	3,931,117
4,180	Parker Homestead Metropolitan District, Parker, Douglas County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2016, 5.625%, 12/01/44	12/21 at 103.00	N/R	4,434,311
	Pinon Pines Metropolitan District No 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2016:
3,000	5.250%, 12/01/36	12/21 at 103.00	N/R	3,036,270
4,330	5.375%, 12/01/46	12/21 at 103.00	N/R	4,383,129
1,450	Pomponio Terrace Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	1,494,573
3,110	Powers Metropolitan District In the City of Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018, 5.375%, 12/01/48	12/23 at 103.00	N/R	3,331,028
3,015	Powhaton Road Metropolitan District 2, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.625%, 12/01/48	12/23 at 103.00	N/R	3,163,127
1,410	Powhaton Road Metropolitan District 2, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48	12/23 at 103.00	N/R	1,473,281
	Prairie Center Metopolitan District No 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A:
12,990	5.000%, 12/15/41, 144A	12/26 at 100.00	N/R	13,753,552
2,170	5.000%, 12/15/41, 144A	12/26 at 100.00	N/R	2,259,165
3,000	Prairie Farm Metropolitan District, In the City of Commerce City, Adams County, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Bonds, Series 2018A, 5.250%, 12/01/48	12/22 at 103.00	N/R	3,134,520
3,100	Prairiestar Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax series 2016, 5.750%, 12/01/46	12/21 at 103.00	N/R	3,282,807
15,865	Promenade at Castle Rock Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Series 2015A, 5.750%, 12/01/39	12/20 at 103.00	N/R	16,620,015
16,450	Raindance Metropolitan District No 3, Town of Windsor, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/47	12/23 at 103.00	N/R	17,134,320
2,840	Raindance Metropolitan District No 3, Town of Windsor, Colorado, Limited Tax General Obligation Bonds, Series 2018B, 8.125%, 12/15/47	12/23 at 103.00	N/R	2,945,762
	Reata South Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2018:
4,915	5.375%, 12/01/37	12/23 at 103.00	N/R	5,151,018
10,340	5.500%, 12/01/47	12/23 at 103.00	N/R	10,850,382
	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015:
475	4.750%, 12/01/35	12/24 at 100.00	N/R	492,347
3,195	5.000%, 12/01/44	12/24 at 100.00	N/R	3,316,889

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 3,220	Regency Metropolitan District, Douglas County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2019, 5.000%, 12/01/46	6/24 at 103.00	N/R	$3,372,081
10,000	Regional Transportation District, Colorado, Certificates of Participation, Series 2014A, 5.000%, 6/01/44 – AGM Insured (UB) (6)	6/23 at 100.00	Aa3	11,077,400
	Regional Transportation District, Colorado, Certificates of Participation, Tender Option Bond Trust 2015-XF1031:
2,660	13.346%, 6/01/39, 144A (IF) (6)	6/23 at 100.00	AA-	3,818,270
3,190	13.341%, 6/01/44, 144A (IF) (6)	6/23 at 100.00	AA-	4,516,561
2,745	13.341%, 6/01/44, 144A (IF) (6)	6/23 at 100.00	AA-	3,886,453
3,750	13.346%, 6/01/44, 144A (IF) (6)	6/23 at 100.00	AA-	5,310,075
6,500	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	Baa3	6,715,865
5,835	Rendezvous Metropolitan District 4, Timnath Town, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.625%, 12/01/48	12/23 at 103.00	N/R	6,109,478
5,710	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/45	12/26 at 100.00	N/R	5,970,661
1,325	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Series 2016B, 5.125%, 12/01/45	12/26 at 100.00	N/R	1,395,623
3,300	Rex Ranch Metropolitan District, Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.750%, 12/01/47	12/23 at 103.00	N/R	3,429,129
1,400	Richards Farm Metropolitan District 2, Arvada, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 5.750%, 12/01/45	12/20 at 103.00	N/R	1,417,934
510	Richards Farm Metropolitan District 2, Arvada, Colorado, General Obligation Limited Tax Bonds, Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	518,461
1,695	Ritoro Metropolitan District In the Town of Elizabeth, Elbert County, Colorado, Limited Tax , Convertible to Unlimited Tax, General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	1,731,680
1,103	River Park Metropolitan District, New Castle, Garfield County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2009, 6.990%, 6/15/39	10/19 at 100.00	N/R	1,104,070
2,935	Riverdale Ranch Metropolitan District, Thornton City, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	9/24 at 103.00	N/R	2,959,683
628	Riverdale Ranch Metropolitan District, Thornton City, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/49	9/24 at 103.00	N/R	632,584
2,345	Salisbury Heights Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017A, 5.500%, 12/01/47	12/22 at 103.00	N/R	2,439,128
509	Salisbury Heights Metropolitan District, Douglas County, Colorado, Limited tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	532,358
	Serenity Ridge Metropolitan District No 2, In the City of Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding and Improvement Bonds Series 2018A:
550	5.125%, 12/01/37	12/23 at 103.00	N/R	585,360
1,000	5.125%, 12/01/43	12/23 at 103.00	N/R	1,057,290

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 635	Serenity Ridge Metropolitan District No 2, In the City of Aurora, Arapahoe County, Colorado, General Obligation Bonds, Subordinate Limited Tax, Refunding and Improvement Bonds Series 2018B, 7.250%, 12/15/35	12/23 at 103.00	N/R	$658,197
1,225	Sheridan Station West Metropolitan District, Lakewood, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017, 6.000%, 12/01/47	12/22 at 103.00	N/R	1,262,350
1,710	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	1,798,646
1,500	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Subordinate Series 2016B, 7.625%, 12/15/46	12/21 at 103.00	N/R	1,539,105
1,900	Silver Peaks Metropolitan District No 2, In the Town of Lochbuie, Weld County, Colorado, Limited Tax General Obligation Subordinate Bonds, Series 2018B, 7.250%, 12/15/47	12/23 at 103.00	N/R	1,981,434
2,895	Solaris Metropolitan District 3, Vail, Colorado, Limited Tax General Obligation Bonds, Refunding Convertible to Unlimited Tax Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	3,038,708
4,033	Sorrel Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.750%, 12/01/36	10/19 at 100.00	N/R	3,962,463
1,820	South Aurora Regional Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2018, 6.250%, 12/01/57	12/23 at 103.00	N/R	1,916,078
7,000	South Maryland Creek Ranch Metropolitan District, Summitt County, Colorado, Limited Tax General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47	12/23 at 103.00	N/R	7,273,000
1,950	South Maryland Creek Ranch Metropolitan District, Summitt County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 8.000%, 12/15/47	12/23 at 103.00	N/R	2,020,668
1,000	South Timnath Metropolitan District No 1, In the Town of Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.500%, 12/01/48	6/24 at 103.00	N/R	1,043,070
2,208	South Timnath Metropolitan District No 1, In the Town of Timnath, Larimer County, Colorado, Subordinate Limited Tax General Obligation Bonds, Series 2019B, 8.000%, 12/15/48	6/24 at 103.00	N/R	2,292,368
	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016:
810	5.000%, 12/01/36	12/21 at 103.00	N/R	854,113
1,220	5.000%, 12/01/46	12/21 at 103.00	N/R	1,280,671
2,060	Southlands Metropolitan District 2, Aurora, Colorado, General Obligation Bonds, Series 2010, 7.375%, 12/01/35 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (7)	2,206,590
7,205	Southshore Metropolitan District 2 Aurora, Arapahoe County, Colorado, General Obligaiton Bonds, Convertible Capital Appreciation Series 2015, 6.500%, 12/01/42	12/20 at 103.00	N/R	7,248,446
5,202	Southshore Metropolitan District 2 Aurora, Arapahoe County, Colorado, General Obligaiton Bonds, Subordinate Limited Tax Series 2017, 7.750%, 12/15/42	12/20 at 103.00	N/R	5,213,704
6,175	Southwest Timnath Metropolitan District 4, Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%, 12/01/47	12/22 at 103.00	N/R	6,372,044
1,105	Southwest Timnath Metropolitan District 4, Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	1,137,377
	St Vrain Lakes Metropolitan District No 2, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2017A:
1,500	5.000%, 12/01/37	12/22 at 103.00	N/R	1,580,310
9,100	5.125%, 12/01/47	12/22 at 103.00	N/R	9,512,230

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,084	St Vrain Lakes Metropolitan District No 2, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2017B, 7.625%, 12/15/47	12/22 at 103.00	N/R	$1,128,401
10,597	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/38	12/19 at 103.00	N/R	10,937,270
2,625	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation Bonds, Series 2015B, 7.750%, 12/15/38	12/19 at 103.00	N/R	2,684,351
	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2015A:
2,695	5.500%, 12/01/35	12/20 at 103.00	N/R	2,822,635
4,500	5.750%, 12/01/45	12/20 at 103.00	N/R	4,707,810
	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2017A:
1,715	5.000%, 12/01/30	12/22 at 102.00	N/R	1,808,811
9,000	5.000%, 12/01/38	12/22 at 102.00	N/R	9,414,360
1,045	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Subordinate Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	1,092,359
4,500	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Subordinate Series 2017B, 7.500%, 12/15/47	12/22 at 102.00	N/R	4,718,070
6,680	Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 2015A, 0.000%, 12/01/45 (5)	12/22 at 102.00	N/R	6,227,296
4,955	Stetson Ridge Metropolitan District 3, Colorado, Limited Tax General Obligation Bonds, Series 2012, 7.125%, 12/01/42	12/19 at 102.00	N/R	5,058,411
2,275	Stone Creek Metropolitan District, In Douglas County Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.625%, 12/01/47	12/23 at 103.00	N/R	2,369,299
595	Stone Creek Metropolitan District, In Douglas County, Colorado, Subordinate General Obligation Limited Tax Bonds, Series 2018B, 7.875%, 12/15/47	12/23 at 103.00	N/R	622,632
7,500	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited, Series 2007, 7.250%, 12/01/31 (4)	10/19 at 100.00	N/R	1,200,000
2,385	Tabernash Meadows Water and Sanitation District, Grand County, Colorado, General Obligation Refunding Bonds, Series 2010, 7.125%, 12/01/34	12/20 at 100.00	N/R	2,456,669
2,730	Table Mountain Metropolitan District, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.250%, 12/01/45	12/21 at 103.00	N/R	2,883,726
6,275	Tallman Gulch Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Refunding and Improvement Bonds,Subordinate Limited Tax General Obligation Bonds, Series 2018A, 5.250%, 12/01/47	12/22 at 103.00	N/R	6,467,580
1,360	Tallman Gulch Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Refunding and Improvement Bonds,Subordinate Limited Tax General Obligation Bonds, Series 2018B, 8.000%, 12/15/47	12/22 at 103.00	N/R	1,397,482
1,935	Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2013, 5.125%, 11/01/38	12/23 at 100.00	N/R	2,067,373
2,211	Tallyn's Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2016A, 6.750%, 11/01/38	12/21 at 103.00	N/R	2,281,221

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,075	The Village at Dry Creek Metropolitan District No 2, In the City of Thornton, Adams County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2019, 4.375%, 12/01/44	9/24 at 103.00	N/R	$1,105,025
	Thompson Crossing Metropolitan District 4, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2019:
1,410	5.000%, 12/01/39	9/24 at 103.00	N/R	1,518,316
1,315	5.000%, 12/01/49	9/24 at 103.00	N/R	1,402,487
	Thompson Crossing Metropolitan District 6, Johnstown, Larimer County, Colorado, General Obligation Limited Tax Bonds Series 2015A:
998	6.000%, 12/01/44	12/20 at 103.00	N/R	1,036,004
784	7.750%, 12/15/44	12/20 at 103.00	N/R	815,148
6,425	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	6,564,744
	Timnath Ranch Metropolitan District 4, Larimer County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A:
1,500	5.250%, 12/01/37	12/23 at 103.00	N/R	1,561,620
2,850	5.375%, 12/01/47	12/23 at 103.00	N/R	2,967,448
953	Timnath Ranch Metropolitan District 4, Larimer County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.750%, 12/15/47	12/23 at 103.00	N/R	988,938
	Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2019A:
1,020	5.000%, 12/01/39	9/24 at 103.00	N/R	1,065,319
3,380	5.000%, 12/01/49	9/24 at 103.00	N/R	3,473,187
3,000	Triview Metropolitan District 4, El Paso County, Colorado, General Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48, 144A	12/23 at 103.00	N/R	3,202,470
1,605	Two Bridges Metropolitan District, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.625%, 8/01/48	12/23 at 103.00	N/R	1,666,134
9,500	Valagua Metropolitan District, Eagle County, Colorado, General Obligation Limited Tax Bonds, Series 2008, 7.750%, 12/01/37 (4)	10/19 at 100.00	N/R	1,814,500
970	VDW Metropolitan District 2, Larimer County, Colorado, General Obligation Bonds, Refunding Limited Tax Series 2016B, 7.250%, 12/15/45	12/21 at 103.00	N/R	997,247
	Velocity Metropolitan District No 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019:
4,870	5.375%, 12/01/39	12/23 at 103.00	N/R	5,201,257
28,375	5.500%, 12/01/48	12/23 at 103.00	N/R	30,292,866
1,400	Village at Southgate Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.625%, 12/01/48, 144A	12/23 at 103.00	N/R	1,454,600
764	Village at Southgate Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.750%, 12/15/40, 144A	12/23 at 103.00	N/R	791,366
1,710	Village East Metropolitan District 3, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A, 5.000%, 12/01/46	12/22 at 103.00	N/R	1,757,333
245	Village East Metropolitan District 3, Weld County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.750%, 12/15/46	12/22 at 103.00	N/R	251,086

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,750	Villas Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.125%, 12/01/48	12/23 at 103.00	N/R	$1,819,492
690	Villas Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Subordinae Lien Series 2018B, 7.750%, 12/15/48	12/23 at 103.00	N/R	713,550
245	Water Valley Metropolitan District 1, Colorado, General Obligation Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/26 at 100.00	N/R	269,664
1,700	Waterfall Metropolitan District 1, Larimer County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 6.500%, 12/01/46	12/21 at 103.00	N/R	1,782,365
2,211	Waterfall Metropolitan District 1, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2018, 5.750%, 12/01/46	12/21 at 103.00	N/R	2,276,357
1,300	Westcreek Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.375%, 12/01/48	6/24 at 103.00	N/R	1,346,956
1,500	Westown Metropolitan District, In the City of Arvada, Jefferson County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	1,554,615
849	Westown Metropolitan District, In the City of Arvada, Jefferson County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	874,852
1,965	Westview Metropolitan District, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2019A, 5.125%, 12/01/49	6/24 at 103.00	N/R	2,004,791
313	Westview Metropolitan District, Weld County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2019B, 7.750%, 12/15/49	6/24 at 103.00	N/R	318,503
	Whispering Pines Metropolitan District No1, In the City of Aurora, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Refunding and Improvement Bonds, Series 2017A:
1,000	5.000%, 12/01/37	12/22 at 103.00	N/R	1,068,680
2,635	5.000%, 12/01/47	12/22 at 103.00	N/R	2,771,177
1,995	Whispering Pines Metropolitan District No1, In the City of Aurora, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Refunding and Improvement Bonds, Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	2,073,563
6,500	Wildwing Metropolitan District 5, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A, 5.375%, 12/01/48	12/23 at 103.00	N/R	6,812,130
1,707	Wildwing Metropolitan District 5, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.625%, 12/15/48	12/23 at 103.00	N/R	1,786,410
	Willow Bend Metropolitan District, City of Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A:
1,240	5.000%, 12/01/39	9/24 at 103.00	N/R	1,327,705
1,460	5.000%, 12/01/49	9/24 at 103.00	N/R	1,537,906
756	Willow Bend Metropolitan District, City of Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.625%, 12/15/49	9/24 at 103.00	N/R	765,541
3,265	Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2017A, 6.500%, 12/01/47	12/27 at 103.00	N/R	3,685,858
1,635	Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/27 at 103.00	N/R	1,712,009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Windsor Highlands Metropolitan District 9, Windsor, Larimer County, Colorado, Limited Tax Supported Revenue Bonds, Series 2019:
$ 3,300	5.000%, 12/01/39	9/24 at 103.00	N/R	$3,424,278
9,315	5.000%, 12/01/49	9/24 at 103.00	N/R	9,509,870
2,200	Yarrow Gardens Metropolitan District, In the City of Wheat Ridge, Jefferson County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2018A, 5.875%, 12/01/48	12/23 at 103.00	N/R	2,321,990
292	Yarrow Gardens Metropolitan District, In the City of Wheat Ridge, Jefferson County, Colorado, General Obligation Subordinate General Obligation Limited Tax Bonds, Series 2018B, 8.125%, 12/15/48, 144A	12/23 at 103.00	N/R	306,726
1,245	York Street Metropolitan District, Thornton, Adams County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2017A, 6.250%, 12/01/47	12/21 at 103.00	N/R	1,293,157
473	York Street Metropolitan District, Thornton, Adams County, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2017B, 8.250%, 12/15/47	12/21 at 103.00	N/R	492,857
1,795,318	Total Colorado			1,757,293,602
	Connecticut – 0.4%
7,050	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc, Series 2004, 7.950%, 4/01/26 (AMT)	10/19 at 100.00	Caa1	7,039,425
5,755	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2017R, 4.000%, 7/01/47 (UB) (6)	7/27 at 100.00	A-	6,299,250
5,335	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45 (UB) (6)	6/26 at 100.00	AA-	6,232,507
	Connecticut State, General Obligation Bonds, Series 2019A:
1,825	4.000%, 4/15/37 (UB) (6)	4/29 at 100.00	A	2,072,288
1,000	5.000%, 4/15/39 (UB) (6)	4/29 at 100.00	A	1,227,770
	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 2016-XG0094:
35	18.261%, 10/01/37 (Pre-refunded 4/01/21), 144A (IF) (6)	4/21 at 100.00	N/R (7)	41,407
28	18.281%, 10/01/37 (Pre-refunded 4/01/21), 144A (IF) (6)	4/21 at 100.00	N/R (7)	33,132
25	18.281%, 10/01/41 (Pre-refunded 4/01/21), 144A (IF) (6)	4/21 at 100.00	N/R (7)	29,431
10	18.281%, 10/01/41 (Pre-refunded 4/01/21), 144A (IF) (6)	4/21 at 100.00	N/R (7)	11,772
20	18.281%, 10/01/41 (Pre-refunded 4/01/21), 144A (IF) (6)	4/21 at 100.00	N/R (7)	23,544
3,500	Great Pond Improvement District, Connecticut, Special Obligaiton Revenue Bonds, Great Pond Phase 1 Project, Series 20019, 4.750%, 10/01/48, 144A	10/26 at 102.00	N/R	3,640,350
	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A:
428	7.000%, 4/01/22 (Pre-refunded 4/01/20)	4/20 at 100.00	N/R (7)	439,877
38,220	7.875%, 4/01/39 (Pre-refunded 4/01/20)	4/20 at 100.00	N/R (7)	39,455,653
171,916	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31 (cash 4.000%, PIK 2.050%) (4)	No Opt. Call	N/R	6,446,856
4,469	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2015A, 6.750%, 2/01/45, 144A	2/23 at 100.00	B	4,774,299

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$ 5,000	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (7)	$ 5,415,000
244,616	Total Connecticut			83,182,561
	Delaware – 0.2%
17,960	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	18,564,174
1,100	Delaware Economic Development Authority, Revenue Bonds, ASPIRA of Delaware Charter Operations, Inc Project, Series 2016A, 5.000%, 6/01/51	6/26 at 100.00	BB+	1,183,699
	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc Project, Series 2015A:
4,890	6.750%, 9/01/35, 144A	3/25 at 100.00	N/R	5,327,459
7,500	7.000%, 9/01/45, 144A	3/25 at 100.00	N/R	8,147,850
	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation - Dover LLC Delaware State University Project, Series 2018A:
1,100	5.000%, 7/01/40	1/28 at 100.00	BB+	1,228,953
1,450	5.000%, 7/01/48	1/28 at 100.00	BB+	1,602,381
6,132	Millsboro, Delaware, Special Obligation Bonds, Plantation Lakes Special Development District, Series 2018, 5.250%, 7/01/48, 144A	7/28 at 100.00	N/R	6,656,102
1,355	Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds, Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B, 8.250%, 7/15/48	7/21 at 100.00	N/R	1,429,010
41,487	Total Delaware			44,139,628
	District of Columbia – 0.9%
2,630	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/35	10/22 at 100.00	BB+	2,722,392
314,990	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	10/19 at 19.42	N/R	59,485,861
	District of Columbia, Hospital Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2015:
5,000	5.000%, 7/15/40 (UB) (6)	1/26 at 100.00	A1	5,785,350
10,000	5.000%, 7/15/44 (UB) (6)	1/26 at 100.00	A1	11,512,200
2,050	District of Columbia, Revenue Bonds, Center for Strategic and International Studies, Inc, Series 2011, 6.625%, 3/01/41 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (7)	2,201,208
	District of Columbia, Revenue Bonds, Cesar Chavez Public Charter Schools for Public Policy, Series 2011:
2,590	7.125%, 11/15/26	11/20 at 100.00	B-	2,630,093
2,740	7.500%, 11/15/31	11/20 at 100.00	B-	2,783,292
1,000	7.875%, 11/15/40	11/20 at 100.00	B-	1,017,520
	District of Columbia, Revenue Bonds, Howard University, Refunding Series 2011A:
90	6.500%, 10/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (7)	96,931
6,410	6.500%, 10/01/41	4/21 at 100.00	Ba2	6,691,014
35	6.500%, 10/01/41 (Pre-refunded 4/01/21) (UB) (6)	4/21 at 100.00	N/R (7)	37,695
2,465	6.500%, 10/01/41 (UB) (6)	4/21 at 100.00	Ba2	2,573,066

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 2016-XG0094:
$ 2,990	18.261%, 10/01/37, 144A (IF) (6)	4/21 at 100.00	Ba2	$3,537,290
2,472	18.281%, 10/01/37, 144A (IF) (6)	4/21 at 100.00	Ba2	2,925,118
20	18.281%, 10/01/41 (Pre-refunded 4/01/21), 144A (IF) (6)	4/21 at 100.00	N/R (7)	23,544
1,230	18.281%, 10/01/41, 144A (IF) (6)	4/21 at 100.00	Ba2	1,447,956
1,725	18.281%, 10/01/41, 144A (IF) (6)	4/21 at 100.00	Ba2	2,030,739
615	18.281%, 10/01/41, 144A (IF) (6)	4/21 at 100.00	Ba2	723,978
1,230	18.281%, 10/01/41, 144A (IF) (6)	4/21 at 100.00	Ba2	1,447,956
	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A:
580	5.000%, 7/01/32	7/24 at 103.00	N/R	634,891
800	5.000%, 7/01/37	7/24 at 103.00	N/R	866,120
3,100	5.000%, 7/01/52	7/24 at 103.00	N/R	3,319,511
27,750	District of Columbia, Revenue Bonds, The Freedom Forum, Series 2002A, 5.500%, 8/01/37 – NPFG Insured	10/19 at 100.00	Baa2	28,200,938
83,520	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital Appreciation, Second Senior Lien Series 2010A, 0.000%, 10/01/37	No Opt. Call	BBB+	44,922,902
5,000	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/48 (AMT) (UB) (6)	10/28 at 100.00	AA-	5,996,550
481,032	Total District of Columbia			193,614,115
	Florida – 12.7%
1,500	AH at Turnpike South Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Phase One Project, Series 2015, 6.250%, 11/01/46	11/39 at 100.00	N/R	1,794,495
	Alachua County Health Facilities Authority, Florida, Continuing Care Retirement Community Revenue Bonds, Oak Hammock Project, Series 2012A:
2,500	8.000%, 10/01/42	10/22 at 102.00	N/R	2,833,350
2,500	8.000%, 10/01/46	10/22 at 102.00	N/R	2,825,750
	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Terraces at Bonita Springs Project, Series 2011A:
10,380	8.000%, 11/15/31	11/21 at 100.00	N/R	10,510,892
12,700	8.125%, 11/15/41	11/21 at 100.00	N/R	12,792,075
7,500	8.125%, 11/15/46	11/21 at 100.00	N/R	7,547,175
	Alta Lakes Community Development District, Florida, Special Assessment Bonds, Series 2019:
1,035	4.400%, 5/01/39	5/29 at 100.00	N/R	1,059,364
1,200	4.625%, 5/01/49	5/29 at 100.00	N/R	1,231,740
2,165	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2004A, 6.300%, 5/01/35	10/19 at 100.00	N/R	2,188,750
2,800	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37	10/19 at 100.00	N/R	2,801,260
1,765	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-A Series 2018A, 5.375%, 11/01/48	11/28 at 100.00	N/R	1,864,193

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-B Series 2018A:
$ 2,530	5.250%, 11/01/39, 144A	11/29 at 100.00	N/R	$2,681,269
4,220	5.375%, 11/01/49, 144A	11/29 at 100.00	N/R	4,470,795
1,600	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2, 5.000%, 5/01/36	5/28 at 100.00	N/R	1,715,488
	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017A:
415	5.000%, 11/01/34, 144A	11/27 at 100.00	N/R	437,829
1,000	5.125%, 11/01/48, 144A	11/27 at 100.00	N/R	1,056,480
575	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017B, 5.250%, 11/01/29, 144A	No Opt. Call	N/R	603,779
	Avalon Community Improvements Agency, California, Special Assessment Bonds, Area 1 Project, Series 2019:
500	4.125%, 11/01/39	11/29 at 100.00	N/R	508,035
1,000	4.375%, 11/01/49	11/29 at 100.00	N/R	1,022,080
750	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2017, 5.750%, 5/01/48	5/31 at 100.00	N/R	831,833
2,010	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-1, 6.000%, 5/01/48	5/31 at 100.00	N/R	2,206,478
15	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-2, 6.000%, 5/01/29	No Opt. Call	N/R	15,912
3,290	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 2 Project, Series 2016, 5.250%, 5/01/47	5/26 at 100.00	N/R	3,419,560
	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 3 Project, Series 2018:
1,205	5.300%, 5/01/39	5/29 at 100.00	N/R	1,272,492
2,070	5.375%, 5/01/49	5/29 at 100.00	N/R	2,187,804
22,670	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2012, 6.700%, 5/01/42	5/22 at 100.00	N/R	23,413,803
3,485	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/43	11/24 at 100.00	N/R	3,806,003
1,010	Aviary at Rutland Ranch Community Development District, Manatee County, Florida, Special Assessment Bonds, Area One Project, Series 2019, 4.625%, 6/01/49, 144A	6/29 at 100.00	N/R	1,049,865
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 2B, Series 2018:
570	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	611,992
935	5.000%, 11/01/49, 144A	11/29 at 100.00	N/R	995,139
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 3A, Series 2018:
3,340	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	3,557,935
5,470	5.125%, 11/01/49, 144A	11/29 at 100.00	N/R	5,821,994
1,460	5.125%, 11/01/51, 144A	11/29 at 100.00	N/R	1,551,498

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 4, Series 2018:
$ 480	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	$511,320
820	5.125%, 11/01/49, 144A	11/29 at 100.00	N/R	872,767
2,600	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2015, 5.250%, 11/01/46	11/25 at 100.00	N/R	2,773,810
1,675	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2018, 5.000%, 11/01/48, 144A	11/28 at 100.00	N/R	1,784,193
2,000	Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014, 5.500%, 11/01/44	11/25 at 100.00	N/R	2,130,700
4,525	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%, 11/01/48	11/28 at 100.00	N/R	4,870,122
990	Bartram Park Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2015A-2, 5.000%, 5/01/35	5/25 at 100.00	N/R	1,047,895
3,500	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-1, 5.875%, 5/01/37	5/22 at 100.00	N/R	3,610,705
2,975	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-2, 5.400%, 5/01/37	5/22 at 100.00	N/R	3,035,065
4,285	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-3, 5.875%, 5/01/37	5/22 at 100.00	N/R	4,420,535
3,160	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-5, 5.800%, 5/01/37	5/22 at 100.00	N/R	3,223,737
2,650	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB	2,730,162
	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2013A:
2,495	5.000%, 9/01/43	9/23 at 100.00	BBB	2,652,210
1,035	5.000%, 9/01/45	9/23 at 100.00	BBB	1,099,035
4,050	5.000%, 9/01/48	9/23 at 100.00	BBB	4,299,237
	Beach Road Golf Estates Community Development District, Bonita Springs, Florida, Special Assessment Bonds Series 2015:
80	5.000%, 11/01/36	11/25 at 100.00	N/R	84,146
8,380	5.000%, 11/01/46	11/25 at 100.00	N/R	8,745,284
125	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38	10/19 at 100.00	N/R	125,175
1,780	Beaumont Communit Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1, 5.500%, 11/01/39, 144A	11/29 at 100.00	N/R	1,906,505
3,380	Beaumont Communit Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-2, 5.625%, 11/01/32, 144A	No Opt. Call	N/R	3,660,405
4,100	Beaumont Communit Development District 2, City of Wildwood, Florida, Special Assessment Bonds, Series 2019, 6.375%, 11/01/49, 144A	11/29 at 100.00	N/R	4,379,456
2,060	Beaumont Community Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1, 5.625%, 11/01/49, 144A	11/29 at 100.00	N/R	2,205,539
2,830	Bella Vida Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/37	10/19 at 100.00	N/R	2,831,217

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 2,985	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	BBB	$3,770,921
1,000	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 6.500%, 11/01/43	11/33 at 100.00	N/R	1,208,060
	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A:
725	5.375%, 11/01/36	11/27 at 100.00	N/R	778,991
1,050	5.500%, 11/01/46	11/27 at 100.00	N/R	1,128,498
510	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016B, 5.625%, 11/01/35	No Opt. Call	N/R	559,847
3,200	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.875%, 5/01/47	5/26 at 100.00	N/R	3,330,432
	Blue Lake Community Development District, Lee County, Colorado, Special Assessment Bonds, 2019 Project Series 2019:
1,395	4.250%, 6/15/39	6/29 at 100.00	N/R	1,438,608
1,500	4.500%, 6/15/49	6/29 at 100.00	N/R	1,552,410
31,145	Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	31,994,947
1,000	Bonterra Community Development District, Hialeah, Florida, Special Assessment Bonds, Assessment Area 2 Project, Series 2016, 4.500%, 5/01/34	5/27 at 100.00	N/R	1,059,220
	Boyette Park Community Development District, Florida, Special Assessment Bonds, Series 2018:
1,795	5.000%, 5/01/38, 144A	5/28 at 100.00	N/R	1,885,235
2,990	5.125%, 5/01/48, 144A	5/28 at 100.00	N/R	3,144,493
2,335	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	10/19 at 100.00	N/R	2,334,767
	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project, Series 2009:
1,440	6.500%, 11/01/29	11/19 at 100.00	BB+	1,443,974
11,045	6.750%, 11/01/39	11/19 at 100.00	BB+	11,074,711
10,000	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B, 4.000%, 9/01/49 (AMT) (UB) (6)	9/29 at 100.00	A	10,910,000
	Bullfrog Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2017:
1,325	5.125%, 11/01/38	11/27 at 100.00	N/R	1,400,764
1,910	5.250%, 11/01/47	11/27 at 100.00	N/R	2,019,328
2,000	Campo Bello Community Development District, Florida, Special Assessment Bonds, 2019 Project Series 2019, 4.000%, 12/15/49 (WI/DD, Settling 10/10/19)	12/29 at 100.00	N/R	1,975,700
4,000	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc Project, Series 2015, 5.875%, 7/01/40, 144A	7/25 at 100.00	N/R	4,366,400
350	Capital Projects Finance Authority, Student Housing Revenue Bonds, Florida, Capital Projects Loan Program, Series 2001F-1, 5.125%, 10/01/21 – NPFG Insured	10/19 at 100.00	Baa2	350,529

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Capital Trust Agency, Educational Facilities Revenue Bonds, Florida, Pineapple Cove Classical Academy, Series 2019A:
$ 10,455	5.250%, 7/01/49, 144A	1/29 at 100.00	N/R	$11,025,843
1,000	5.375%, 7/01/54, 144A	1/29 at 100.00	N/R	1,054,670
	Capital Trust Agency, Educational Facilities Revenue Bonds, The Florida Charter Educational Foundation, Inc Projects, Series 2018A:
1,000	5.375%, 6/15/38, 144A	6/28 at 100.00	N/R	1,123,600
1,970	5.375%, 6/15/48, 144A	6/28 at 100.00	N/R	2,176,456
1,890	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2014A, 8.250%, 1/01/44 (4)	1/21 at 103.00	N/R	1,209,600
720	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2016A, 5.750%, 1/01/50 (4)	10/19 at 100.00	N/R	720,000
2,290	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, Coral Gardens Apartments Project, Series 2018A, 4.850%, 1/01/54	1/23 at 105.00	B+	2,110,899
	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018:
730	6.100%, 8/15/38, 144A	8/28 at 100.00	N/R	767,157
4,030	6.200%, 8/15/48, 144A	8/28 at 100.00	N/R	4,234,240
3,955	6.375%, 8/15/53, 144A	8/28 at 100.00	N/R	4,153,976
4,990	Capital Trust Agency, Florida, Revenue Bonds, Miami Community Charter School Project, Series 2010A, 7.000%, 10/15/40	10/20 at 100.00	N/R	5,122,934
	Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School Project, Series 2017A:
3,490	5.375%, 7/01/37, 144A	7/27 at 100.00	BB	3,797,050
4,820	5.500%, 7/01/47, 144A	7/27 at 100.00	BB	5,203,913
5,750	Capital Trust Agency, Florida, Revenue Bonds, Palm Coast Senior Living Community Project, Series 2017A, 7.000%, 10/01/49, 144A	4/24 at 103.00	N/R	5,637,070
45,240	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A	6/28 at 100.00	N/R	49,588,469
10,500	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A, 5.250%, 6/15/47, 144A	6/27 at 100.00	N/R	11,218,515
	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A:
1,000	5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	1,057,630
5,425	5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	5,701,783
	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A:
1,090	5.000%, 10/15/47, 144A	10/27 at 100.00	Ba2	1,158,103
895	5.000%, 10/15/52, 144A	10/27 at 100.00	Ba2	944,646
	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc Project, Series 2017:
1,860	5.375%, 8/01/32, 144A	8/24 at 103.00	N/R	1,952,516
2,735	5.625%, 8/01/37, 144A	8/24 at 103.00	N/R	2,875,169
11,380	5.875%, 8/01/52, 144A	8/24 at 103.00	N/R	11,942,627

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Carlton Lakes Community Developement District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2015:
$ 780	5.625%, 11/01/36	11/26 at 100.00	N/R	$840,091
1,875	5.750%, 11/01/47	11/26 at 100.00	N/R	2,029,463
	Carlton Lakes Community Developement District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
625	5.125%, 5/01/38	5/28 at 100.00	N/R	658,588
1,235	5.250%, 5/01/49	5/28 at 100.00	N/R	1,301,023
3,020	Cascades at Groveland Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.300%, 5/01/36	10/19 at 100.00	N/R	3,021,993
	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014:
4,005	5.000%, 5/01/34	5/24 at 100.00	N/R	4,236,249
9,745	5.125%, 5/01/45	5/24 at 100.00	N/R	10,245,211
	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2017:
1,675	5.000%, 5/01/32, 144A	5/27 at 100.00	N/R	1,831,110
4,000	5.000%, 5/01/48, 144A	5/27 at 100.00	N/R	4,240,440
1,200	Centre Lake Community Development District, Miami Lakes, Florida, Special Assessment Bonds, Series 2016, 4.750%, 12/15/46	12/26 at 100.00	N/R	1,277,412
4,000	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2015, 5.500%, 10/01/36, 144A (AMT)	10/25 at 100.00	N/R	4,309,800
6,220	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%, 10/01/49, 144A (AMT)	10/27 at 100.00	N/R	6,794,977
	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Expansion Area Project, Series 2019:
500	4.750%, 6/15/39, 144A	6/29 at 100.00	N/R	533,615
1,000	5.000%, 6/15/49, 144A	6/29 at 100.00	N/R	1,066,440
2,650	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2016, 4.500%, 5/01/32	5/27 at 100.00	N/R	2,820,792
3,065	Coconut Cay Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.375%, 5/01/36	10/19 at 100.00	N/R	3,067,881
	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
500	5.250%, 6/01/28	6/23 at 100.00	BBB-	533,855
2,130	5.625%, 6/01/33	6/23 at 100.00	BBB-	2,285,895
	Collier County Industrial Development Authority, Facilities Revenue Bonds, Florida, Gulf Coast Charter Academy, Series 2017A:
1,110	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	1,170,773
2,205	5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	2,294,788
	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A:
8,000	7.750%, 5/15/35, 144A	5/24 at 100.00	N/R	7,670,000
5,000	8.000%, 5/15/37, 144A	5/24 at 100.00	N/R	4,795,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2015A, 6.500%, 5/15/49, 144A	5/25 at 100.00	N/R	$962,310
	Concord Station Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2:
945	4.625%, 5/01/35	5/26 at 100.00	N/R	981,439
500	4.750%, 5/01/46	5/26 at 100.00	N/R	520,815
	Copper Creek Community Development District, Port Saint Lucie, Florida, Special Assessment Bonds, Series 2019:
500	4.750%, 11/01/38, 144A	11/31 at 100.00	N/R	541,620
1,000	5.000%, 11/01/49, 144A	11/31 at 100.00	N/R	1,082,060
2,625	Copper Oaks Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.450%, 5/01/35	10/19 at 100.00	N/R	2,626,732
	Copperspring Community Development District, Pasco County, Florida, Special Assessment Bonds, Series 2019:
500	4.000%, 12/15/39	12/29 at 100.00	N/R	509,220
1,000	4.250%, 12/15/49	12/29 at 100.00	N/R	1,022,410
1,735	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2006, 5.550%, 5/01/37	10/19 at 100.00	N/R	1,735,035
	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
3,100	5.000%, 11/01/38, 144A	11/32 at 100.00	N/R	3,324,843
6,325	5.125%, 11/01/50, 144A	11/32 at 100.00	N/R	6,790,773
	Creek Preserve Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019:
2,500	4.700%, 11/01/39, 144A	11/29 at 100.00	N/R	2,589,300
4,010	4.750%, 11/01/49, 144A	11/29 at 100.00	N/R	4,119,874
	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1:
790	5.250%, 11/01/37	11/28 at 100.00	N/R	851,446
2,020	5.600%, 11/01/46	11/28 at 100.00	N/R	2,200,245
465	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-2, 5.625%, 11/01/35	No Opt. Call	N/R	523,255
2,340	Cross Creek North Community Development District, Clay County, Florida, Special Assessment Bonds, Series 2018, 5.250%, 11/01/39, 144A	11/29 at 100.00	N/R	2,504,830
2,950	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-2, 7.000%, 5/01/30	5/24 at 100.00	N/R	3,008,587
2,345	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-3, 6.500%, 5/01/44	5/24 at 100.00	N/R	2,488,280
2,635	Cypress Bluff Community Development District, Florida, Special Assessment Bonds, Series 2019, 5.100%, 5/01/48	5/29 at 100.00	N/R	2,818,238
380	Cypress Creek Community Development District, Hillborough County, Florida, Capital Improvement Bonds, Subordinate Lien, Series 2017A, 6.000%, 5/01/45	5/32 at 100.00	N/R	406,106

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Downden West Community Development District, Florida, Revenue Bonds Series 2018:
$ 1,000	5.400%, 5/01/39, 144A	5/29 at 100.00	N/R	$1,075,020
3,205	5.550%, 5/01/49, 144A	5/29 at 100.00	N/R	3,443,772
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Assessment Area One, Series 2018A:
4,000	5.000%, 5/01/38, 144A	5/28 at 100.00	N/R	4,216,200
8,090	5.100%, 5/01/48, 144A	5/28 at 100.00	N/R	8,534,465
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Assessment Area Two, Series 2018:
1,895	4.750%, 12/15/38, 144A	12/32 at 100.00	N/R	2,046,278
5,310	5.000%, 12/15/48, 144A	12/32 at 100.00	N/R	5,727,525
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
935	5.300%, 5/01/36	5/26 at 100.00	N/R	988,613
1,430	5.500%, 5/01/45	5/26 at 100.00	N/R	1,522,864
1,955	5.500%, 5/01/46	5/26 at 100.00	N/R	2,081,958
8,825	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015, 4.750%, 5/01/36	5/22 at 100.00	N/R	9,033,358
440	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2011B, 7.250%, 5/01/21	No Opt. Call	N/R	457,750
3,205	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 5.000%, 11/01/33	5/23 at 100.00	N/R	3,351,468
	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019:
500	4.750%, 11/01/39	11/29 at 100.00	N/R	534,700
1,000	5.000%, 11/01/49	11/29 at 100.00	N/R	1,072,820
	East Nassau Stewardship District, Florida, Special Assessment Revenue Bonds, Series 2018:
1,650	5.125%, 5/01/39	5/29 at 100.00	N/R	1,761,920
2,770	5.250%, 5/01/49	5/29 at 100.00	N/R	2,956,809
	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-1:
2,290	5.500%, 11/01/39, 144A	11/29 at 100.00	N/R	2,473,108
4,405	5.750%, 11/01/49, 144A	11/29 at 100.00	N/R	4,776,518
4,000	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-2, 5.600%, 11/01/29, 144A	No Opt. Call	N/R	4,237,160
4,000	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.375%, 11/01/48	11/27 at 100.00	N/R	4,218,120
2,255	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-2, 5.250%, 11/01/29	No Opt. Call	N/R	2,346,237

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2018A:
$ 3,725	5.500%, 11/01/29, 144A	No Opt. Call	N/R	$3,946,935
1,000	5.500%, 5/01/39, 144A	5/29 at 100.00	N/R	1,077,320
2,000	5.625%, 5/01/49, 144A	5/29 at 100.00	N/R	2,123,260
4,300	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 7.000%, 11/01/45	5/27 at 100.00	N/R	5,236,712
	Evergreen Community Development District, Florida, Special Assessment Bonds, Series 2019:
1,245	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	1,300,091
2,410	5.125%, 11/01/49, 144A	11/29 at 100.00	N/R	2,515,992
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A:
4,065	7.625%, 12/15/31	12/21 at 101.00	N/R	4,371,257
13,615	7.750%, 6/15/42	12/21 at 101.00	N/R	14,548,581
1,425	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Charter School, Series 2019A, 6.125%, 6/15/46, 144A	6/26 at 100.00	N/R	1,416,493
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A:
765	6.000%, 6/15/37, 144A	6/26 at 100.00	N/R	768,687
1,510	6.125%, 6/15/46, 144A	6/26 at 100.00	N/R	1,500,985
830	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2018A, 6.125%, 6/15/46, 144A	6/26 at 100.00	N/R	825,045
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A:
6,025	6.250%, 7/01/34	7/24 at 100.00	N/R	6,473,320
9,780	6.500%, 7/01/44	7/24 at 100.00	N/R	10,477,412
3,935	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017A, 5.750%, 7/01/44, 144A	7/27 at 100.00	N/R	4,144,499
155	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017B, 7.250%, 7/01/20, 144A	No Opt. Call	N/R	155,947
165	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Taxable Series 2014B, 7.000%, 7/01/20	No Opt. Call	N/R	165,713
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C:
9,160	5.650%, 7/01/37, 144A	7/27 at 101.00	N/R	9,491,500
14,575	5.750%, 7/01/47, 144A	7/27 at 101.00	N/R	15,079,586
255	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Taxable Series 2017D, 7.250%, 7/01/20, 144A	No Opt. Call	N/R	256,089

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc Projects, Series 2016A:
$ 6,405	4.750%, 7/15/36, 144A	7/26 at 100.00	N/R	$6,557,503
8,210	6.375%, 6/15/46, 144A	6/26 at 100.00	N/R	9,361,452
7,735	5.000%, 7/15/46, 144A	7/26 at 100.00	N/R	7,944,851
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
1,250	5.875%, 6/15/34, 144A	6/24 at 100.00	N/R	1,240,638
6,275	6.000%, 6/15/44, 144A	6/24 at 100.00	N/R	6,227,937
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A:
355	6.000%, 6/15/35, 144A	6/25 at 100.00	N/R	394,107
8,500	6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	9,336,315
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2010A:
1,500	6.000%, 9/15/30	9/20 at 100.00	B+	1,541,505
10,840	6.000%, 9/15/40	9/20 at 100.00	B+	11,104,821
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2011A:
5,000	7.000%, 6/15/26	6/21 at 100.00	B+	5,366,450
5,275	7.500%, 6/15/33	6/21 at 100.00	B+	5,665,825
17,150	7.625%, 6/15/41	6/21 at 100.00	B+	18,358,217
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2012A:
3,500	6.000%, 6/15/32, 144A	6/22 at 100.00	N/R	3,631,495
15,070	6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	15,515,318
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2013A:
18,525	8.000%, 12/15/35	6/23 at 100.00	N/R	21,152,956
4,000	8.500%, 6/15/44	6/23 at 100.00	N/R	4,597,080
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2014A:
2,110	6.000%, 6/15/34	6/24 at 100.00	N/R	2,295,743
6,115	6.125%, 6/15/44	6/24 at 100.00	N/R	6,601,326
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Southwest Charter Foundation Inc Projects, Series 2017A:
2,150	6.000%, 6/15/37, 144A	6/27 at 100.00	N/R	2,287,278
6,290	6.125%, 6/15/47, 144A	6/27 at 100.00	N/R	6,650,731
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
4,565	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	No Opt. Call	N/R	4,256,862
108,545	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	1/25 at 105.00	N/R	100,946,850
429,575	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	1/25 at 105.00	N/R	399,504,750

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 11,500	Florida Development Finance Corporation, Student Housing Revenue Bonds, Midtown Campus Properties LLC Project, Series 2019, 7.000%, 12/01/48, 144A	12/23 at 105.00	N/R	$11,529,210
	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1:
3,850	4.750%, 6/01/38, 144A	6/28 at 100.00	N/R	4,215,865
4,200	5.000%, 6/01/48, 144A	6/28 at 100.00	N/R	4,634,112
4,050	Florida Housing Finance Corporation, Multifamily Mortgage Revenue Bonds, Crossroads Apartments, Series 2010A-2, 7.250%, 8/15/27	8/20 at 100.00	N/R	4,179,073
	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 4 Project, Series 2015:
1,250	5.125%, 11/01/36	11/26 at 100.00	N/R	1,328,288
1,500	5.375%, 11/01/46	11/26 at 100.00	N/R	1,596,045
	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 5 Project, Series 2016:
1,740	4.875%, 11/01/37	11/26 at 100.00	N/R	1,824,686
2,465	5.000%, 11/01/46	11/26 at 100.00	N/R	2,579,820
	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 6 Project, Series 2017:
565	5.000%, 11/01/38	11/28 at 100.00	N/R	614,827
840	5.000%, 11/01/47	11/28 at 100.00	N/R	910,728
	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 7 & 8 Project, Series 2019:
2,025	4.125%, 11/01/39	11/29 at 100.00	N/R	2,057,542
2,580	4.375%, 11/01/49	11/29 at 100.00	N/R	2,636,966
4,250	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/44	11/24 at 100.00	N/R	4,754,475
250	Forest Brooke Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Project 2019 Series 2019A-2, 4.000%, 11/01/49	11/29 at 100.00	N/R	249,558
	Forest Brooke Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2017:
1,000	5.000%, 12/15/37	12/27 at 100.00	N/R	1,065,240
2,000	5.125%, 12/15/46	12/27 at 100.00	N/R	2,128,560
10,750	Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series 2019A, 4.000%, 10/01/49 (UB) (6)	10/28 at 100.00	A+	12,045,268
1,630	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.750%, 5/01/33	5/23 at 100.00	N/R	1,746,121
220	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32	11/22 at 100.00	N/R	235,528
3,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area Project, Improvement Series 2014A-1, 5.000%, 5/01/44	5/24 at 100.00	N/R	3,088,020
1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area, Refunding Series 2014A-2, 5.000%, 5/01/39	5/24 at 100.00	N/R	1,034,630

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 2,095	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 5.000%, 5/01/46	5/26 at 100.00	N/R	$2,181,859
4,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Phase 1 Project, Series 2014A-1, 5.900%, 5/01/45	5/24 at 100.00	N/R	4,828,680
1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39	5/24 at 100.00	N/R	1,091,090
	Grand Oaks Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2019A:
2,000	4.750%, 11/01/39	11/29 at 100.00	N/R	2,082,900
4,000	5.000%, 11/01/50	11/29 at 100.00	N/R	4,163,800
8,830	Greater Orlando Aviation Authority, Florida, Special Purpose Airport Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013, 5.000%, 11/15/36 (AMT)	5/23 at 100.00	N/R	9,446,864
1,565	Greeneway Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	1,608,413
	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017A:
1,415	5.000%, 11/01/28	No Opt. Call	N/R	1,476,468
10,100	5.875%, 11/01/47	11/32 at 100.00	N/R	11,372,903
4,970	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017B, 6.000%, 11/01/29	No Opt. Call	N/R	5,251,948
	Gulfstream Polo Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Phase 1 Project, Series 2017:
890	4.625%, 11/01/37	11/27 at 100.00	N/R	939,493
1,120	5.000%, 11/01/47	11/27 at 100.00	N/R	1,194,771
3,100	Gulfstream Polo Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Phase 2 Project, Series 2019, 4.375%, 11/01/49	11/29 at 100.00	N/R	3,213,832
	Hacienda Lakes Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2016:
1,255	4.500%, 5/01/36	5/26 at 100.00	N/R	1,301,724
2,400	4.625%, 5/01/46	5/26 at 100.00	N/R	2,491,824
1,750	Harbor Bay Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2019A-1, 4.100%, 5/01/48	5/29 at 100.00	N/R	1,732,483
4,950	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%, 5/01/32	5/24 at 100.00	N/R	5,195,916
	Harmony West Community Development District, Osceloa County, Florida, Special Asssessment Revenue Bonds, Assessment Area One, Series 2018:
1,000	5.100%, 5/01/38, 144A	5/32 at 100.00	N/R	1,074,850
2,000	5.250%, 5/01/49, 144A	5/32 at 100.00	N/R	2,151,540

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Hawkstone Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019:
$ 1,000	3.875%, 11/01/39	11/29 at 100.00	N/R	$988,280
2,245	4.000%, 11/01/51	11/29 at 100.00	N/R	2,181,646
	Hawkstone Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 2, Series 2019:
140	4.000%, 11/01/39	11/29 at 100.00	N/R	138,260
515	4.250%, 11/01/51	11/29 at 100.00	N/R	509,639
	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2017:
2,620	5.000%, 1/01/38	1/27 at 100.00	N/R	2,780,501
6,550	5.000%, 1/01/50	1/27 at 100.00	N/R	6,886,670
3,900	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2018, 5.125%, 1/01/50	1/29 at 100.00	N/R	4,183,374
760	Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase Two Project, Series 2014, 5.000%, 11/01/34	11/24 at 100.00	N/R	787,588
445	Heritage Harbour North Community Development District, Florida, Capital Improvement Revenue Bond, Refunding Series 2017A-1, 5.250%, 5/01/38	5/27 at 100.00	N/R	476,835
	Heritage Harbour North Community Development District, Florida, Special Assessment Bond, Series 2014:
1,200	5.000%, 5/01/34	5/29 at 101.00	N/R	1,330,464
2,170	5.125%, 5/01/45	5/29 at 101.00	N/R	2,434,610
760	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2017A-2, 5.000%, 5/01/36, 144A	5/27 at 100.00	N/R	821,188
2,410	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Four, Series 2019A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	2,525,511
1,710	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Three, Series 2019A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	1,791,960
4,500	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area One, Series 2016A-1, 6.250%, 11/01/47	11/36 at 100.00	N/R	5,220,045
	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Three, Series 2019A-1:
810	5.250%, 11/01/39, 144A	11/29 at 100.00	N/R	857,417
1,185	5.375%, 11/01/49, 144A	11/29 at 100.00	N/R	1,246,644
2,350	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Two, Series 2016A-2, 6.250%, 11/01/29	No Opt. Call	N/R	2,553,768
530	Highland Meadows Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Series 2006A, 5.500%, 5/01/36	10/19 at 100.00	N/R	530,069
1,505	Highland Meadows II Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Area 4B/C Project, Series 2017, 5.000%, 11/01/48	11/27 at 100.00	N/R	1,570,483
	Highland Meadows II Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Area 5 Project, Series 2017:
390	5.375%, 11/01/37	11/27 at 100.00	N/R	420,833
795	5.500%, 11/01/47	11/27 at 100.00	N/R	855,015

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 325	Highland Meadows II Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Area 6 Project, Series 2017, 5.500%, 11/01/47	11/27 at 100.00	N/R	$350,223
	Highland Meadows West Community Development District, Haines City, Florida, Special Assessment Bonds, Series 2019:
1,960	4.875%, 11/01/39, 144A	11/29 at 100.00	N/R	2,048,886
2,630	5.000%, 11/01/49, 144A	11/29 at 100.00	N/R	2,748,560
	Highlands Community Development District, Hillborough County, Florida, Special Assessment Bonds, Assessment Area 4 Project, Series 2018:
1,080	5.250%, 6/15/39, 144A	12/29 at 100.00	N/R	1,151,993
1,825	5.375%, 6/15/49, 144A	12/29 at 100.00	N/R	1,943,607
2,395	Hillcrest Community Development District, Hollywood, Florida, Special Assessment District Revenue Bonds, Capital Improvement Program, Series 2018, 5.000%, 11/01/48	11/27 at 100.00	N/R	2,560,614
3,350	Hillsborough County Industrial Development Authority, Florida, Charter School Revenue Bonds, Terrace Community Middle School, Series 2007A, 5.125%, 5/15/37	10/19 at 100.00	BB	3,352,881
	Hunter's Ridge Community Development District 1, Flagler County, Florida, Special Assessment Bonds, Assessment Area 1, Series 2019:
470	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	504,225
700	5.125%, 11/01/49, 144A	11/29 at 100.00	N/R	749,182
	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2015:
1,955	5.000%, 11/01/35	11/25 at 100.00	N/R	2,063,835
2,990	5.125%, 11/01/45	11/25 at 100.00	N/R	3,135,314
	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2017:
990	4.625%, 11/01/37	11/27 at 100.00	N/R	1,029,560
990	5.000%, 11/01/47	11/27 at 100.00	N/R	1,047,242
2,605	Jacksonville, Florida, Special Revenue Bonds, Tender Option Bond Trust 2015-XF0062, 13.072%, 10/01/41, 144A (IF)	10/21 at 100.00	A3	3,280,997
	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel O-1 Project, Series 2014:
490	5.125%, 11/01/34	11/24 at 100.00	N/R	509,433
895	5.375%, 11/01/44	11/24 at 100.00	N/R	937,038
	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014:
610	5.125%, 11/01/34	11/24 at 100.00	N/R	634,193
1,030	5.375%, 11/01/44	11/24 at 100.00	N/R	1,078,379
3,755	Keys Cove II Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36	10/19 at 100.00	N/R	3,760,144
	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2016:
1,025	4.625%, 5/01/36	5/26 at 100.00	N/R	1,061,931
1,870	5.000%, 5/01/47	5/26 at 100.00	N/R	1,950,466

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2017:
$ 1,255	4.625%, 5/01/37	5/27 at 100.00	N/R	$1,303,129
2,200	5.000%, 5/01/48	5/27 at 100.00	N/R	2,301,552
2,430	Lake Ashton Community Development District, Polk County, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/32	5/25 at 100.00	N/R	2,526,350
	Lake County, Florida, Educational Facilities Revenue Bonds, Imagine South Lake Charter School Project, Series 2019A:
825	5.000%, 1/15/49, 144A	7/29 at 100.00	N/R	887,758
825	5.000%, 1/15/54, 144A	7/29 at 100.00	N/R	878,147
1,210	Lake Powell Residential Golf Community Development District, Bay County, FLorida, Special ASsessment Revenue Refunding Bonds, Series 2012, 5.750%, 11/01/32	11/23 at 100.00	N/R	1,276,369
8,180	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.625%, 5/01/34	5/24 at 100.00	N/R	8,741,966
	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2012:
4,600	5.250%, 11/01/33	11/22 at 100.00	N/R	4,780,366
3,155	5.750%, 11/01/42	11/22 at 100.00	N/R	3,334,393
2,940	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 5.750%, 5/01/45	5/25 at 100.00	N/R	3,122,192
	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2018:
1,610	5.000%, 5/01/38	5/28 at 100.00	N/R	1,681,323
2,665	5.100%, 5/01/48	5/28 at 100.00	N/R	2,786,604
	Lakeside Preserve Community Development District, Lakeland, Florida, Special Assessment Bonds, Series 2019:
1,075	4.875%, 5/01/39	5/29 at 100.00	N/R	1,120,086
1,500	5.000%, 5/01/49	5/29 at 100.00	N/R	1,556,610
805	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Cresswind Project, Series 2019, 4.500%, 5/01/49	5/29 at 100.00	N/R	831,372
2,965	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Del Webb Project, Series 2017, 5.125%, 5/01/47, 144A	5/27 at 100.00	N/R	3,169,170
555	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Indigo Expansion Area Project, Series 2019, 4.000%, 5/01/49, 144A	5/29 at 100.00	N/R	554,029
1,250	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Isles Lakewood Ranch Project, Series 2019, 4.875%, 5/01/49	5/29 at 100.00	N/R	1,327,800
1,140	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lake Club Phase 4 Project, Series 2019, 4.500%, 5/01/49	5/29 at 100.00	N/R	1,177,346
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015:
970	4.875%, 5/01/35	5/25 at 100.00	N/R	1,027,773
700	4.875%, 5/01/45	5/25 at 100.00	N/R	733,908

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Ranch South Project, Series 2016:
$ 4,095	5.000%, 5/01/36	5/26 at 100.00	N/R	$4,353,804
100	5.125%, 5/01/46	5/26 at 100.00	N/R	106,358
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northeast Sector Project, Phase 1A, Series 2018:
1,170	5.000%, 5/01/38	5/28 at 100.00	N/R	1,243,675
2,550	5.100%, 5/01/48	5/28 at 100.00	N/R	2,712,052
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northeast Sector Project, Phase 1B, Series 2018:
2,250	5.300%, 5/01/39	5/29 at 100.00	N/R	2,458,328
4,000	5.450%, 5/01/48	5/29 at 100.00	N/R	4,412,480
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northwest Sector Project, Series 2018:
1,275	5.500%, 5/01/39, 144A	5/29 at 100.00	N/R	1,406,848
2,000	5.650%, 5/01/48, 144A	5/29 at 100.00	N/R	2,205,840
8,745	Landmark at Doral Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.500%, 5/01/38	10/19 at 100.00	N/R	8,761,003
1,765	Lee County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%, 9/15/47 (Mandatory Put 9/15/27)	9/20 at 100.00	N/R	1,814,879
	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
9,900	5.250%, 6/15/27	10/19 at 100.00	BB-	9,905,940
35,550	5.375%, 6/15/37	10/19 at 100.00	BB-	35,557,465
	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
2,625	5.500%, 6/15/32	6/22 at 100.00	BB-	2,670,859
4,700	5.750%, 6/15/42	6/22 at 100.00	BB-	4,772,286
5,675	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc Project, Series 2012, 5.750%, 10/01/42	10/22 at 100.00	BB+	6,166,739
3,490	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc Project, Series 2014, 5.500%, 10/01/47	10/22 at 102.00	BB+	3,813,767
	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A:
790	5.375%, 12/01/32, 144A	12/22 at 105.00	N/R	842,298
2,000	5.625%, 12/01/37, 144A	12/22 at 105.00	N/R	2,146,520
7,650	5.750%, 12/01/52, 144A	12/22 at 105.00	N/R	8,156,812
	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Refunding Fixed Rate Mode Series 2019A-1:
2,000	4.000%, 4/01/37 (UB) (6)	4/29 at 100.00	A2	2,234,400
16,430	4.000%, 4/01/49 (UB) (6)	4/29 at 100.00	A2	17,951,089

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 219	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.400%, 5/01/37	10/19 at 100.00	N/R	$219,145
	Lucerne Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019:
1,070	4.625%, 5/01/39	5/29 at 100.00	N/R	1,101,704
1,230	4.750%, 5/01/50	5/29 at 100.00	N/R	1,261,377
1,465	Lynwood Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019, 4.375%, 6/15/49	6/29 at 100.00	N/R	1,499,266
	Magic Place Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2019:
5,585	4.375%, 5/01/40	5/30 at 100.00	N/R	5,554,841
7,825	4.500%, 5/01/51	5/30 at 100.00	N/R	7,772,494
4,250	Magnolia Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.600%, 5/01/14 (4)	No Opt. Call	N/R	765,000
	Majorca Isles Community Development District, Mianmi Gardens, Florida, Special Assessment Bonds, Series 2015:
1,000	5.375%, 5/01/35	5/26 at 100.00	N/R	1,066,950
3,740	5.625%, 5/01/46	5/26 at 100.00	N/R	4,027,643
1,895	Marshall Creek Community Development District, Saint Johns County, Florida, Capital Improvement and Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/32	5/25 at 100.00	N/R	1,969,663
55,600	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2019, 4.000%, 1/01/46 (UB) (6)	1/29 at 100.00	AA	62,071,284
410	Meadow Pines Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014-2, 6.000%, 5/01/34	5/24 at 100.00	N/R	444,079
	Mediterranea Community Development District, Riviera Beach, Florida, Special Assessment Bonds, Area 2 Project, Refunding & Improvement Series 2017:
1,130	4.750%, 5/01/37	5/28 at 100.00	N/R	1,190,817
2,700	5.000%, 5/01/48	5/28 at 100.00	N/R	2,845,827
33,250	Miami Beach, Florida, General Obligation Bonds, Refunding Series 2019, 4.000%, 5/01/49 (UB) (6)	5/29 at 100.00	Aa2	37,505,003
	Miami Beach, Florida, Resort Tax Revenue Bonds, Series 2015:
13,515	5.000%, 9/01/40 (UB) (6)	9/25 at 100.00	AA-	15,827,146
7,000	5.000%, 9/01/45 (UB) (6)	9/25 at 100.00	AA-	8,152,480
	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017:
3,895	5.875%, 7/01/37, 144A	7/27 at 100.00	N/R	4,030,429
6,530	6.000%, 7/01/47, 144A	7/27 at 100.00	N/R	6,749,669
	Miami World Center Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2017:
13,005	5.125%, 11/01/39	11/27 at 100.00	N/R	14,269,346
15,255	5.250%, 11/01/49	11/27 at 100.00	N/R	16,758,838
4,410	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53	4/28 at 100.00	A-	5,245,078

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 10,635	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018B, 4.000%, 4/01/53 (UB) (6)	4/28 at 100.00	A-	$11,576,091
	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Aspira of Florida Project, Series 2016A:
2,142	6.000%, 11/01/46, 144A (4)	11/26 at 100.00	N/R	2,035,199
1,640	6.000%, 11/01/51, 144A (4)	11/26 at 100.00	N/R	1,558,437
4,720	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, PInecrest Academy Inc , Series 2017, 5.000%, 9/15/44, 144A	9/27 at 100.00	BBB	5,250,575
	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, PInecrest Academy Project, Series 2014:
1,000	5.000%, 9/15/34	9/24 at 100.00	BBB	1,093,380
1,730	5.250%, 9/15/44	9/24 at 100.00	BBB	1,884,922
	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A:
1,500	5.750%, 9/15/35, 144A	9/25 at 100.00	N/R	1,580,925
2,250	6.000%, 9/15/45, 144A	9/25 at 100.00	N/R	2,374,493
3,250	Miami-Dade County Industrual Development Authority, Florida, Revenue Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/48	1/28 at 100.00	BBB-	3,568,435
2,880	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Tender Option Bond Trust 2016-XG0065, 14.828%, 10/01/41 (Pre-refunded 10/01/20), 144A (IF) (6)	10/20 at 100.00	A2 (7)	3,352,579
	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2018:
9,500	4.000%, 7/01/45 (UB) (6)	7/28 at 100.00	AA	10,614,255
18,515	4.000%, 7/01/48 (UB) (6)	7/28 at 100.00	AA	20,596,271
	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2016-XG0030:
2,065	13.232%, 10/01/39 – AGM Insured (Pre-refunded 10/01/20), 144A (IF)	10/20 at 100.00	Aa3 (7)	2,373,160
3,750	13.245%, 10/01/39 – AGM Insured (Pre-refunded 10/01/20), 144A (IF)	10/20 at 100.00	Aa3 (7)	4,310,287
855	13.245%, 10/01/39 – AGM Insured (Pre-refunded 10/01/20), 144A (IF)	10/20 at 100.00	Aa3 (7)	982,746
	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastrusture Project, Refunding Series 2014B:
980	5.000%, 5/01/29	5/23 at 100.00	N/R	1,041,250
6,705	5.000%, 5/01/37	5/23 at 100.00	N/R	7,079,809
13,905	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A, 5.000%, 5/01/37	5/23 at 100.00	N/R	14,682,289
7,955	Mirada Community Development District, Florida, Capital Improvement Bonds, Assessment Area 2 Series 2018A-2, 5.375%, 11/01/29	No Opt. Call	N/R	8,333,658
9,140	Mirada Community Development District, Pasco County, Florida, Bond Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24	11/20 at 100.00	N/R	9,126,564
1,415	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.375%, 5/01/32	5/22 at 100.00	N/R	1,473,468

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014:
$ 1,555	5.250%, 11/01/35	11/24 at 100.00	N/R	$1,669,386
2,660	5.625%, 11/01/45	11/24 at 100.00	N/R	2,874,715
	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2018:
1,555	5.000%, 11/01/38, 144A	11/28 at 100.00	N/R	1,649,389
2,655	5.125%, 11/01/48, 144A	11/28 at 100.00	N/R	2,815,282
870	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38 (4)	10/19 at 100.00	N/R	687,300
1,590	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/16 (4)	No Opt. Call	N/R	1,256,100
	North Boulevard Community Development District, Haines, Polk County, Florida, Special Assessment Bonds, Series 2019:
1,000	5.500%, 11/01/39	11/30 at 100.00	N/R	1,079,840
1,750	5.625%, 11/01/49	11/30 at 100.00	N/R	1,888,950
	North Park Isle Community Development District, Plant City, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019:
2,240	4.500%, 5/01/40	5/29 at 100.00	N/R	2,276,557
5,675	4.750%, 5/01/50	5/29 at 100.00	N/R	5,810,859
5,060	North Springs Improvement District, Browaard County, Florida, Special Assessment Bonds, Area C, Series 2017, 5.000%, 5/01/38	5/28 at 100.00	N/R	5,384,953
4,480	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Parkland Bay Unit Area, Series 2018, 4.875%, 5/01/38, 144A	5/28 at 100.00	N/R	4,740,826
8,065	North Springs Improvement District, Broward County, Florida, Water Mangement Bonds, Parkland Bay Unit Area, Series 2018, 5.000%, 5/01/48	5/28 at 100.00	N/R	8,532,125
8,710	North Springs Improvement District, Broward County, Florida, Water Mangement Bonds, Unit Area C, Series 2017, 5.000%, 5/01/48, 144A	5/28 at 100.00	N/R	9,225,458
2,025	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 16, Refunding Series 2012, 5.750%, 8/01/32	8/22 at 100.00	N/R	2,134,350
	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2014:
2,700	5.000%, 8/01/34	8/24 at 100.00	N/R	2,892,078
5,700	5.000%, 8/01/46	8/24 at 100.00	N/R	6,032,481
	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2017:
2,400	5.000%, 8/01/32	8/27 at 100.00	N/R	2,637,696
750	5.000%, 8/01/37	8/27 at 100.00	N/R	815,190
2,000	5.000%, 8/01/46	8/27 at 100.00	N/R	2,158,320
13,280	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 5.500%, 8/01/46	8/26 at 100.00	N/R	14,250,901

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2018A:
$ 3,280	5.500%, 8/01/39	8/29 at 100.00	N/R	$3,537,677
5,730	5.625%, 8/01/49	8/29 at 100.00	N/R	6,265,755
1,290	Oaks Shady Creek Community Development District, Florida, Special Assessment Bonds, Series 2015, 4.750%, 11/01/35	11/25 at 100.00	N/R	1,333,628
3,300	Ocean and Highway Port Authority, Florida, Port Facilities Revenue Bonds, Worldwide Terminals Fernandina, LLC Project, Series 2019, 5.500%, 12/01/49, 144A (AMT)	12/29 at 100.00	N/R	3,377,649
345	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc, Tender Option Bond Trust 2016-XF1056, 12.590%, 10/01/42, 144A (IF) (6)	4/22 at 100.00	A2	437,391
2,245	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015, 5.000%, 5/01/36	5/26 at 100.00	N/R	2,369,283
	Osceola Chain Lakes Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2018:
1,040	5.125%, 5/01/38	5/28 at 100.00	N/R	1,101,235
1,130	5.250%, 5/01/48	5/28 at 100.00	N/R	1,196,195
16,550	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2019, 4.000%, 8/15/49 (UB) (WI/DD, Settling 10/15/19)	8/29 at 100.00	A1	18,075,745
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A:
500	6.750%, 6/01/24	6/22 at 102.00	N/R	559,345
1,000	6.850%, 6/01/26	6/22 at 102.00	N/R	1,115,190
1,000	7.000%, 6/01/29	6/22 at 102.00	N/R	1,115,430
5,000	7.375%, 6/01/44	6/22 at 102.00	N/R	5,617,800
11,600	7.500%, 6/01/49	6/22 at 102.00	N/R	13,070,068
11,345	Palm Beach County, Florida, First Mortgage Revenue Bonds, Tuscan Gardens of Delray Beach Project, Series 2018A, 4.750%, 10/01/47 (Mandatory Put 10/01/29)	10/23 at 103.00	N/R	11,118,100
7,115	Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/51, 144A	4/29 at 100.00	Ba1	7,874,028
3,500	Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding Series 2017, 5.000%, 5/01/39	5/27 at 100.00	BBB-	3,856,020
550	Park Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 13A-1, 7.375%, 11/01/44	11/27 at 100.00	N/R	676,214
	Parkland Preserve Community Development District, St Johns County, Florida, Special Assessment Revenue Bonds, Series 2019A:
1,500	5.250%, 5/01/39	5/30 at 100.00	N/R	1,531,695
3,250	5.375%, 5/01/50	5/30 at 100.00	N/R	3,311,587
2,000	Parkland Preserve Community Development District, St Johns County, Florida, Special Assessment Revenue Bonds, Series 2019B, 5.500%, 11/01/32	No Opt. Call	N/R	2,065,940
	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012:
260	4.875%, 5/01/22	No Opt. Call	N/R	264,880
1,365	5.375%, 5/01/31	5/22 at 100.00	N/R	1,438,560

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 8,920	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	10/19 at 100.00	N/R	$8,943,281
2,277	Pine Ridge Plantation Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.400%, 5/01/37	10/19 at 100.00	N/R	2,106,036
2,095	Pinellas County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc, Project, Series 2019, 5.000%, 7/01/39	7/29 at 100.00	N/R	2,444,823
1,000	Poinciana West Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Series 2016-2, 5.700%, 5/01/37	5/27 at 100.00	N/R	1,091,100
	Preserve at South Branch Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Phase 1 Series 2018:
500	5.250%, 11/01/38	11/29 at 100.00	N/R	537,795
1,000	5.375%, 11/01/49	11/29 at 100.00	N/R	1,075,200
2,420	Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45 (AMT)	1/22 at 100.00	N/R	2,464,794
	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2012:
235	5.750%, 11/01/22	No Opt. Call	N/R	246,851
1,250	6.125%, 11/01/32	No Opt. Call	N/R	1,476,900
1,000	6.875%, 11/01/42	11/32 at 100.00	N/R	1,265,330
	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015:
1,350	5.000%, 11/01/35	11/25 at 100.00	N/R	1,424,426
2,270	5.200%, 11/01/45	11/25 at 100.00	N/R	2,386,882
3,250	Renaissance Community Development District, Lee County, Florida, Special Assessment Bonds, Refunding Series 2012, 5.550%, 5/01/33	5/22 at 100.00	N/R	3,436,810
7,490	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/33	5/25 at 100.00	N/R	7,926,292
	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement Series 2015:
2,740	5.000%, 5/01/36	5/28 at 100.00	N/R	2,916,785
2,730	5.000%, 11/01/47, 144A	11/27 at 100.00	N/R	2,875,127
2,530	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46	11/26 at 100.00	N/R	2,663,533
2,250	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 4 Project, Series 2017, 4.750%, 11/01/38, 144A	11/27 at 100.00	N/R	2,360,925
2,480	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004A-1, 6.250%, 5/01/36	5/22 at 100.00	N/R	2,638,596
	Reunion West Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 5 Project, Series 2019:
1,000	4.500%, 5/01/39	5/29 at 100.00	N/R	1,034,610
2,000	4.625%, 5/01/50	5/29 at 100.00	N/R	2,064,820
2,800	Rhodine Road North Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019, 4.750%, 5/01/50	5/29 at 100.00	N/R	2,867,032

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Riverbend West Community Development District, Florida, Special Assessment Bonds, Series 2016:
$ 1,236	4.500%, 5/01/32	5/27 at 100.00	N/R	$1,285,601
1,002	5.000%, 5/01/46	5/27 at 100.00	N/R	1,055,998
1,410	Rivers Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2, 5.000%, 5/01/38	5/28 at 100.00	N/R	1,493,444
	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1:
590	5.450%, 5/01/31	5/26 at 100.00	N/R	592,331
820	5.600%, 5/01/37	5/26 at 100.00	N/R	825,748
	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016:
1,000	5.875%, 11/01/37	11/27 at 100.00	N/R	1,145,420
1,000	6.000%, 11/01/47	11/27 at 100.00	N/R	1,150,300
	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2018:
2,000	5.375%, 11/01/38, 144A	11/29 at 100.00	N/R	2,209,620
3,760	5.500%, 11/01/49, 144A	11/29 at 100.00	N/R	4,151,717
1,900	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2014, 7.125%, 11/01/44	11/24 at 100.00	N/R	2,179,889
1,700	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.500%, 11/01/46	11/26 at 100.00	N/R	1,834,470
	Sabal Palm Community Development District, Florida, Special Assessment Bonds, South Parcel Series 2017:
1,000	4.750%, 11/01/37, 144A	11/27 at 100.00	N/R	1,049,850
1,250	5.000%, 11/01/47, 144A	11/27 at 100.00	N/R	1,313,725
	San Simeon Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, 2019 Project Series 2019:
1,750	4.125%, 6/15/39, 144A	6/29 at 100.00	N/R	1,793,575
3,500	4.250%, 6/15/49, 144A	6/29 at 100.00	N/R	3,572,450
3,620	Sarasota National Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/39	10/19 at 100.00	N/R	3,622,968
	Shell Point Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Refunding Series 2019:
1,500	5.250%, 11/01/39, 144A	11/29 at 100.00	N/R	1,600,335
3,000	5.375%, 11/01/49, 144A	11/29 at 100.00	N/R	3,193,230
	Shingle Creek Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area 2 Series 2019:
2,500	4.750%, 5/01/39	5/29 at 100.00	N/R	2,666,400
4,000	5.000%, 5/01/49	5/29 at 100.00	N/R	4,263,120

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1A, Series 2018A-1:
$ 390	5.250%, 11/01/38, 144A	11/28 at 100.00	N/R	$417,378
580	5.375%, 11/01/48, 144A	11/28 at 100.00	N/R	620,525
1,970	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1B, Refunding Series 2018A-2, 5.500%, 5/01/49, 144A	No Opt. Call	N/R	1,990,981
310	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.500%, 11/01/47, 144A	11/27 at 100.00	N/R	332,952
2,030	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015, 5.000%, 5/01/38	5/24 at 101.00	N/R	2,116,316
4,000	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017A, 5.250%, 11/01/48	11/27 at 100.00	N/R	4,223,400
405	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017B, 5.350%, 11/01/29	No Opt. Call	N/R	429,300
	Solterra Resort Community Development District, Polk County, Florida, Special Assessment Bonds, Series 2018:
1,000	5.250%, 5/01/39	5/31 at 100.00	N/R	1,087,070
2,960	5.375%, 5/01/49	5/31 at 100.00	N/R	3,219,562
5,800	Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37	10/19 at 100.00	N/R	5,802,900
	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016:
65	5.000%, 5/01/29	5/27 at 100.00	N/R	69,276
785	5.375%, 5/01/37	5/27 at 100.00	N/R	850,901
2,740	5.625%, 5/01/47	5/27 at 100.00	N/R	2,984,189
	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2018:
1,510	5.000%, 5/01/38	5/28 at 100.00	N/R	1,596,221
3,750	5.375%, 5/01/49	5/28 at 100.00	N/R	3,997,762
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
36,610	4.000%, 8/15/42 (UB) (6)	8/27 at 100.00	A1	40,160,438
50,915	4.000%, 8/15/47 (UB) (6)	8/27 at 100.00	A1	55,527,390
	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2:
400	4.875%, 5/01/35	5/26 at 100.00	N/R	417,944
100	5.000%, 5/01/38	5/26 at 100.00	N/R	104,672
2,000	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 5.125%, 5/01/33	5/22 at 100.00	BBB	2,151,880
2,015	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.250%, 5/01/34	5/23 at 101.00	N/R	2,186,618

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Spencer Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019:
$ 1,000	5.000%, 5/01/39	5/29 at 100.00	N/R	$1,052,050
1,250	5.250%, 5/01/49	5/29 at 100.00	N/R	1,324,263
	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014:
2,125	5.125%, 11/01/34	11/24 at 100.00	N/R	2,248,888
3,265	5.500%, 11/01/44	11/24 at 100.00	N/R	3,525,090
	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
1,525	5.125%, 11/01/37, 144A	11/27 at 100.00	N/R	1,631,948
3,000	5.250%, 11/01/47, 144A	11/27 at 100.00	N/R	3,218,100
2,225	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/34	5/23 at 100.00	N/R	2,375,744
	Stoneybrook South at Championsgate Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, 2019 Assessment Area Series 2019NM:
2,000	4.500%, 6/15/39	6/29 at 100.00	N/R	2,089,480
4,000	4.625%, 6/15/49	6/29 at 100.00	N/R	4,153,520
	Stoneybrook South at Championsgate Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Parcel K Assessment Area, Series 2017:
1,270	4.625%, 12/15/38	12/28 at 100.00	N/R	1,338,110
1,930	5.000%, 12/15/47	12/28 at 100.00	N/R	2,062,630
2,500	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 6.500%, 5/01/39	5/23 at 100.00	N/R	2,851,450
1,750	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-1, 5.625%, 11/01/47	11/30 at 100.00	N/R	1,872,990
1,280	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-2, 5.750%, 11/01/29	No Opt. Call	N/R	1,330,752
1,270	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-3, 5.875%, 11/01/29	10/19 at 101.00	N/R	1,283,170
	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014:
2,730	5.125%, 11/01/34	11/29 at 100.00	N/R	3,156,754
3,945	5.500%, 11/01/44	11/29 at 100.00	N/R	4,672,852
1,520	Storey Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Assessment Area Three Project, Series 2019, 4.375%, 6/15/49, 144A	6/29 at 100.00	N/R	1,562,925
	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-1:
500	5.250%, 11/01/38, 144A	11/28 at 100.00	N/R	537,640
1,320	5.375%, 11/01/48, 144A	11/28 at 100.00	N/R	1,417,482
1,245	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	1,332,461

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Summit At Fern Hill Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
$ 998	4.500%, 5/01/32	5/27 at 100.00	N/R	$1,036,203
491	4.750%, 5/01/38	5/27 at 100.00	N/R	514,543
1,561	5.000%, 5/01/46	5/27 at 100.00	N/R	1,644,389
	Talavera Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2019:
495	4.350%, 5/01/40	5/29 at 100.00	N/R	505,494
775	4.500%, 5/01/50	5/29 at 100.00	N/R	791,322
	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016:
1,115	4.800%, 5/01/36	5/26 at 100.00	N/R	1,181,343
1,815	5.000%, 5/01/46	5/26 at 100.00	N/R	1,925,515
6,000	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019A-1, 4.750%, 5/01/50	5/29 at 100.00	N/R	6,027,300
	Timber Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
1,000	5.000%, 11/01/38, 144A	11/32 at 100.00	N/R	1,083,070
1,250	5.000%, 11/01/48, 144A	11/32 at 100.00	N/R	1,345,250
	Tohoqua Community Development District, Florida, Special Assessment Revenue Bonds, Series 2018:
1,055	4.700%, 5/01/38, 144A	5/28 at 100.00	N/R	1,106,600
1,075	4.800%, 5/01/48, 144A	5/28 at 100.00	N/R	1,126,611
11,820	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (5)	5/22 at 100.00	N/R	10,170,519
	Tolomato Community Development District, Florida, Special Assessment Bonds, Expansion Parcel Project, Series 2018:
580	4.850%, 5/01/38, 144A	5/28 at 100.00	N/R	606,483
975	5.000%, 5/01/48, 144A	5/28 at 100.00	N/R	1,019,236
	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3:
340	6.375%, 5/01/17 (4)	No Opt. Call	N/R	3
1,715	6.450%, 5/01/23 (4)	10/19 at 100.00	N/R	17
2,060	6.550%, 5/01/27 (4)	10/19 at 100.00	N/R	21
10,355	6.650%, 5/01/40 (4)	10/19 at 100.00	N/R	104
12,095	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (4)	10/19 at 100.00	N/R	121
5,000	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Senior Lien Series 2018A-2, 5.625%, 5/01/40, 144A	5/28 at 100.00	N/R	5,379,950
35,080	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40	10/19 at 100.00	N/R	29,921,135
21,550	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40	10/19 at 100.00	N/R	15,144,478

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 23,470	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (4)	10/19 at 100.00	N/R	$235
2,340	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2018B-2, 5.125%, 5/01/39	5/28 at 100.00	N/R	2,485,852
3,235	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014, 6.250%, 11/01/44	11/26 at 102.00	N/R	3,759,264
2,590	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2018, 5.500%, 11/01/49	11/32 at 100.00	N/R	2,868,244
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 2B Project, Series 2018:
540	5.375%, 5/01/38	5/29 at 100.00	N/R	583,708
1,000	5.500%, 5/01/49	5/29 at 100.00	N/R	1,075,430
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3A Project, Series 2018:
1,750	5.375%, 5/01/38	5/29 at 100.00	N/R	1,891,645
3,600	5.500%, 5/01/49	5/29 at 100.00	N/R	3,871,548
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3B Project, Series 2019:
900	4.375%, 5/01/39	5/30 at 100.00	N/R	916,398
1,225	4.625%, 5/01/50	5/30 at 100.00	N/R	1,251,717
4,865	Tradition Community Development District 1, Port Saint Lucie, Florida, Irrigation System Revenue Bonds, Existing System Series 2017, 4.500%, 10/01/47	10/27 at 100.00	N/R	5,084,314
825	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1, 5.375%, 11/01/36	11/28 at 100.00	N/R	906,683
	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area One - Phase 2 Project, Series 2018:
725	5.250%, 11/01/39, 144A	11/30 at 100.00	N/R	782,877
1,000	5.375%, 11/01/49, 144A	11/30 at 100.00	N/R	1,079,380
750	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2012, 6.750%, 11/01/43 – AGM Insured	11/32 at 100.00	N/R	937,493
	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019A:
1,400	4.625%, 5/01/39	5/29 at 100.00	N/R	1,430,954
2,800	4.750%, 5/01/50	5/29 at 100.00	N/R	2,847,348
2,785	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019B, 4.875%, 5/01/32	No Opt. Call	N/R	2,867,993
1,900	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.875%, 5/01/25	No Opt. Call	N/R	1,985,082
	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2018:
1,100	5.375%, 5/01/38	5/28 at 100.00	N/R	1,184,909
3,370	5.500%, 5/01/49	5/28 at 100.00	N/R	3,633,399
2,000	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, 2016 Project, Series 2016, 4.750%, 11/01/47	11/26 at 100.00	N/R	2,078,780

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels A, B & C, Series 2018:
$ 1,400	5.000%, 11/01/39	11/29 at 100.00	N/R	$1,494,318
2,500	5.125%, 11/01/49	11/29 at 100.00	N/R	2,667,450
	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels D, E & F, Series 2017:
3,955	4.625%, 11/01/38, 144A	11/27 at 100.00	N/R	4,131,868
4,630	4.750%, 11/01/48, 144A	11/27 at 100.00	N/R	4,842,239
	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 1 Project, Series 2015:
2,000	5.000%, 11/01/36	11/25 at 100.00	N/R	2,085,160
570	5.125%, 11/01/45	11/25 at 100.00	N/R	594,487
2,440	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 4 Project, Series 2015A, 5.625%, 11/01/45	11/28 at 100.00	N/R	2,695,663
	Turtle Run Community Development District, Florida, Special Assessment Benefit Tax Bonds, Series 2017-2:
1,000	5.000%, 5/01/37	5/28 at 100.00	A2	1,140,240
2,020	5.000%, 5/01/47	5/28 at 100.00	A2	2,286,175
7,075	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1, 6.375%, 11/01/47	11/31 at 100.00	N/R	7,662,649
615	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.750%, 5/01/37	5/26 at 100.00	N/R	640,602
4,500	Two Lakes Community Development District, Hialeah, Florida, Special Assessment Bonds, Expansion Area Project, Series 2019, 4.000%, 12/15/49	12/29 at 100.00	N/R	4,522,275
	Two Lakes Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2017:
1,370	5.000%, 12/15/32, 144A	No Opt. Call	N/R	1,556,320
2,000	5.000%, 12/15/37, 144A	12/32 at 100.00	N/R	2,265,040
6,000	5.000%, 12/15/47, 144A	12/32 at 100.00	N/R	6,715,200
	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1:
255	5.375%, 11/01/37	11/27 at 100.00	N/R	273,947
1,000	5.500%, 11/01/46	11/27 at 100.00	N/R	1,074,740
2,000	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-1, 5.500%, 11/01/47, 144A	11/28 at 100.00	N/R	2,157,300
1,375	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-2, 5.500%, 11/01/29, 144A	No Opt. Call	N/R	1,455,781
	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2019A-1:
1,485	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	1,550,711
2,630	5.125%, 11/01/49, 144A	11/29 at 100.00	N/R	2,729,519
4,115	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2019A-2, 5.250%, 11/01/32, 144A	No Opt. Call	N/R	4,309,475

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1:
$ 1,500	5.500%, 5/01/34	5/22 at 100.00	N/R	$1,573,650
130	6.125%, 5/01/42	5/22 at 100.00	N/R	138,589
	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2:
785	5.000%, 5/01/23	5/22 at 100.00	N/R	816,102
2,745	5.500%, 5/01/34	5/22 at 100.00	N/R	2,879,779
1,055	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	N/R	1,400,945
	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area One-Gardens East Project, Series 2018A:
1,135	5.000%, 11/01/39	11/29 at 100.00	N/R	1,209,047
1,080	5.000%, 11/01/39	11/29 at 100.00	N/R	1,150,459
1,850	5.125%, 11/01/49	11/29 at 100.00	N/R	1,969,973
1,765	5.125%, 11/01/49	11/29 at 100.00	N/R	1,879,460
1,900	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area Three, Four and Five, Series 2018B, 5.875%, 11/01/32	12/19 at 101.00	N/R	1,919,912
1,000	Verandah East Community Development District, Florida, Special Assessment Revenue Bonds, Refunding & Improvement Series 2016, 4.250%, 5/01/37	5/26 at 100.00	N/R	1,027,720
4,650	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/33	5/23 at 100.00	N/R	4,819,260
	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod A Project, Series 2017:
1,640	4.750%, 11/01/38	11/27 at 100.00	N/R	1,713,931
2,200	5.000%, 11/01/48	11/27 at 100.00	N/R	2,307,206
	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod B Project, Series 2017:
1,300	4.750%, 11/01/38	11/27 at 100.00	N/R	1,358,604
1,800	5.000%, 11/01/48	11/27 at 100.00	N/R	1,887,714
	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod C Project, Series 2017:
1,865	5.000%, 11/01/38	11/27 at 100.00	N/R	1,970,055
2,975	5.125%, 11/01/48	11/27 at 100.00	N/R	3,141,778
2,195	Villa Portofino East Development District, Homestead, Florida, Special Assessment Bonds, Series 2007A, 5.200%, 5/01/37	10/19 at 100.00	N/R	2,199,017
	Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Series 2019:
1,005	4.625%, 5/01/39	5/29 at 100.00	N/R	1,030,788
2,000	4.875%, 5/01/50	5/29 at 100.00	N/R	2,050,740
270	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase One Assessment Area, Refunding Series 2012A-1, 5.600%, 5/01/22	No Opt. Call	BBB-	285,541

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,400	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase One Assessment Area, Series 2016, 4.125%, 11/01/46	11/26 at 100.00	BBB-	$1,477,644
	Waterset Central Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
1,925	5.125%, 11/01/38, 144A	11/28 at 100.00	N/R	2,038,229
4,000	5.250%, 11/01/49, 144A	11/28 at 100.00	N/R	4,234,000
	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014:
1,940	5.125%, 11/01/35	11/24 at 100.00	N/R	2,068,758
1,655	5.250%, 5/01/39	5/27 at 100.00	N/R	1,755,905
1,800	Wesbridge Community Development District, Pasco County, Florida, Special Assessment Bonds, 2019 Project, Series 2019, 4.250%, 11/01/49	11/29 at 100.00	N/R	1,823,544
	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 1, Series 2017:
4,000	4.000%, 5/01/27	No Opt. Call	N/R	4,066,160
1,000	4.500%, 5/01/32	5/27 at 100.00	N/R	1,030,010
	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 3, Refunding Series 2017:
1,115	4.400%, 5/01/32	5/27 at 100.00	N/R	1,157,928
2,685	5.000%, 5/01/32	5/27 at 100.00	N/R	2,870,533
2,085	4.500%, 5/01/34	5/27 at 100.00	N/R	2,170,131
3,490	5.000%, 5/01/37	5/27 at 100.00	N/R	3,681,147
	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 7 Master Infrastructure, Series 2019:
3,030	4.750%, 5/01/39	5/29 at 100.00	N/R	3,145,685
6,500	5.000%, 5/01/50	5/29 at 100.00	N/R	6,770,985
710	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 7 Village B Parcel, Series 2019, 5.000%, 5/01/50, 144A	5/29 at 100.00	N/R	739,600
900	Westside Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2019, 4.100%, 5/01/37, 144A	5/29 at 100.00	N/R	902,808
	Westside Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Solara Phase 1 Assessment Area, Series 2018:
550	5.000%, 5/01/38, 144A	5/28 at 100.00	N/R	585,486
575	5.200%, 5/01/48, 144A	5/28 at 100.00	N/R	613,910
	Wildblue Community Development District, Florida, Special Assessment Bonds, Series 2019:
3,500	4.250%, 6/15/39, 144A	6/29 at 100.00	N/R	3,600,870
6,000	4.375%, 6/15/49, 144A	6/29 at 100.00	N/R	6,159,720
	Willow Hammock Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2017:
2,020	4.625%, 11/01/38, 144A	11/27 at 100.00	N/R	2,108,900
2,600	5.000%, 11/01/47, 144A	11/27 at 100.00	N/R	2,717,000

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Willow Walk Community Development District, Florida, Special Assessment Revenue Bonds, North Parcel Area Project, Series 2017:
$ 935	4.625%, 5/01/38	5/28 at 100.00	N/R	$978,122
1,300	5.000%, 5/01/48	5/28 at 100.00	N/R	1,365,624
	Willow Walk Community Development District, Florida, Special Assessment Revenue Bonds, North Parcel Area Project, Series 2019:
870	4.500%, 5/01/39	5/29 at 100.00	N/R	895,230
1,550	4.625%, 5/01/50	5/29 at 100.00	N/R	1,591,618
	Willows Community Development District, Florida, Special Assessment Bonds, Series 2019:
1,500	5.000%, 5/01/39	5/29 at 100.00	N/R	1,564,920
3,000	5.200%, 5/01/50	5/29 at 100.00	N/R	3,128,640
1,870	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series 2015, 5.000%, 11/01/45	11/26 at 100.00	N/R	1,978,086
	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2019:
685	4.875%, 11/01/39	11/29 at 100.00	N/R	728,450
1,000	5.000%, 11/01/49	11/29 at 100.00	N/R	1,060,940
1,555	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 1 Project, Series 2015, 5.000%, 11/01/35	11/25 at 100.00	N/R	1,642,811
1,105	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 4.750%, 11/01/37	11/27 at 100.00	N/R	1,161,620
	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2014:
500	5.375%, 5/01/35	5/25 at 100.00	N/R	540,065
2,380	5.625%, 5/01/45	5/25 at 100.00	N/R	2,580,420
	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016:
915	4.875%, 5/01/36	5/26 at 100.00	N/R	960,375
1,700	5.000%, 5/01/47	5/26 at 100.00	N/R	1,780,835
	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
510	5.125%, 5/01/36	5/28 at 100.00	N/R	539,651
925	5.500%, 5/01/46	5/28 at 100.00	N/R	1,006,613
	Zephyr Lakes Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2019:
1,940	5.500%, 11/01/39, 144A	11/30 at 100.00	N/R	2,093,144
3,335	5.625%, 11/01/49, 144A	11/30 at 100.00	N/R	3,596,797
2,721,391	Total Florida			2,747,613,706

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia – 1.4%
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
$ 500	6.500%, 1/01/29	1/28 at 100.00	N/R	$539,425
15,875	6.750%, 1/01/35	1/28 at 100.00	N/R	17,054,989
24,410	7.000%, 1/01/40	1/28 at 100.00	N/R	26,264,428
1,485	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Testletree Village Apartments, Series 2013A, 5.000%, 11/01/48	11/23 at 100.00	BBB+	1,556,161
11,500	Atlanta, Georgia, Airport General Revenue Bonds, Series 2019B, 4.000%, 7/01/49 (AMT) (UB) (6)	7/29 at 100.00	AA-	12,729,005
4,385	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Bond Trust 2015-XF0234, 16.490%, 3/01/23, 144A (IF) (6)	No Opt. Call	AA-	8,053,096
	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
890	5.250%, 12/01/22 (4), (8)	10/19 at 100.00	N/R	77,562
95	5.375%, 12/01/28 (4), (8)	10/19 at 100.00	N/R	8,279
44,385	Brookhaven Development Authority, Georgia, Revenue Bonds, Children's Healthcare of Atlanta, Inc Project, Series 2019A, 4.000%, 7/01/49 (UB) (6)	7/29 at 100.00	Aa2	49,329,045
4,210	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C, 4.125%, 11/01/45	2/28 at 100.00	BBB+	4,510,510
3,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D, 4.125%, 11/01/45	2/28 at 100.00	BBB+	3,214,140
10,500	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc Project, Series 2009A, 8.750%, 6/01/29	6/20 at 100.00	BB+	11,000,850
	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc, Series 2017:
1,000	4.000%, 8/15/41 (UB) (6)	2/28 at 100.00	AA-	1,105,880
22,510	4.000%, 8/15/48 (UB) (6)	2/28 at 100.00	AA-	24,742,767
4,750	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%, 10/01/43	10/23 at 100.00	N/R	5,042,743
5,445	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 6.500%, 4/01/43	4/23 at 100.00	N/R	5,647,608
6,000	Fulton County Residential Care Facilities for the Elderly Authority, Georgia, Revenue Bonds, Lenbrook Square Foundation, Inc Project, Refunding Series 2016, 5.000%, 7/01/42	7/23 at 103.00	BBB	6,557,220
2,630	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Tender Option Bond Trust 2015-XF1016, 18.017%, 8/15/49, 144A (IF) (6)	2/25 at 100.00	AA-	4,784,706
8,600	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A, 4.000%, 1/01/59 (UB) (6)	7/28 at 100.00	BBB+	9,027,850
7,000	Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System Inc, Series 2017A, 4.000%, 4/01/42 (UB) (6)	4/27 at 100.00	A	7,476,910

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
$ 935	5.500%, 7/15/23	7/21 at 100.00	N/R	$939,940
2,242	5.500%, 7/15/30	7/21 at 100.00	N/R	2,253,184
2,460	5.500%, 1/15/36	7/21 at 100.00	N/R	2,473,271
	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for Classical Education, Series 2017:
1,840	5.875%, 6/15/47, 144A	6/27 at 100.00	N/R	1,938,127
1,550	6.000%, 6/15/52, 144A	6/27 at 100.00	N/R	1,634,785
20,610	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019A, 5.000%, 5/15/43 (UB) (6)	5/29 at 100.00	A3	24,497,458
7,000	Marietta Development Authority, Georgia, University Facilities Revenue Bonds, Life University, Inc Project, Refunding Series 2017A, 5.000%, 11/01/37, 144A	11/27 at 100.00	Ba3	7,933,380
	Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds, Series 2019A:
32,285	5.000%, 1/01/49	7/28 at 100.00	Baa3	37,151,641
16,000	5.000%, 1/01/59	7/28 at 100.00	Baa3	18,143,680
264,092	Total Georgia			295,688,640
	Guam – 0.3%
3,095	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	BB	3,244,055
	Guam Government Department of Education, Certificates of Participation, John F Kennedy High School Project, Series 2010A:
1,000	6.625%, 12/01/30	12/20 at 100.00	B+	1,025,160
9,000	6.875%, 12/01/40	12/20 at 100.00	B+	9,260,370
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
2,000	5.250%, 7/01/33	7/23 at 100.00	BBB-	2,201,440
3,840	5.500%, 7/01/43	7/23 at 100.00	BBB-	4,223,885
	Guam Government, General Obligation Bonds, 2009 Series A:
7,800	6.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (7)	7,851,246
32,530	7.000%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (7)	32,751,855
1,410	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (AMT)	10/23 at 100.00	Baa2	1,639,195
60,675	Total Guam			62,197,206
	Hawaii – 0.2%
1,565	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%, 1/01/45, 144A	1/25 at 100.00	Ba3	1,604,782
	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
3,040	6.625%, 7/01/33	7/23 at 100.00	BB	3,265,629
9,450	6.875%, 7/01/43	7/23 at 100.00	BB	10,117,643
7,405	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A	7/27 at 100.00	N/R	7,850,781

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Hawaii (continued)
$ 16,795	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Refunding Series 2017B, 4.000%, 3/01/37 (AMT) (UB) (6)	3/27 at 100.00	Baa2	$17,754,835
5,205	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 6.750%, 5/01/47	5/22 at 100.00	A-	5,601,517
	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012:
1,100	5.625%, 5/15/33	5/22 at 100.00	N/R	1,126,917
3,000	5.750%, 5/15/42	5/22 at 100.00	N/R	3,075,120
47,560	Total Hawaii			50,397,224
	Idaho – 0.0%
3,589	Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special Assessment Bonds, Assessment Area One, Series 2011, 9.000%, 9/01/40	9/21 at 100.00	N/R	3,816,650
1,305	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Liberty Charter School, Inc, Series 2008A, 6.000%, 6/01/38	10/19 at 100.00	BBB	1,307,793
955	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Compass Public Charter School, Inc Project, Series 2018A, 6.000%, 7/01/49, 144A	7/28 at 100.00	BB	1,102,366
	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Xavier Charter School, Inc Project, Series 2015A:
975	5.000%, 6/01/35	6/25 at 100.00	BBB	1,088,977
2,380	5.000%, 6/01/44	6/25 at 100.00	BBB	2,627,187
9,204	Total Idaho			9,942,973
	Illinois – 13.9%
6,410	Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway Redevelopment Project, Series 2007A, 5.700%, 5/01/36	10/19 at 100.00	N/R	6,411,667
4,700	Berwyn, Cook County, Illinois, General Obligation Bonds, Series 2014A, 5.000%, 12/01/34	12/24 at 100.00	BBB	5,133,011
6,240	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	10/19 at 100.00	N/R	6,178,723
4,000	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2019, 5.250%, 3/01/41	3/28 at 100.00	N/R	4,205,200
4,660	Central Illinois Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Huntington Ridge Apartments Project, Series 2014, 5.000%, 8/01/30	8/24 at 100.00	N/R	4,811,031
5,505	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2016-XG0073, 17.215%, 12/01/39 – AGM Insured, 144A (IF) (6)	12/21 at 100.00	A2	7,561,888
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016:
11,130	5.750%, 4/01/35 (UB) (6)	4/27 at 100.00	A	13,426,007
38,215	6.100%, 4/01/36 (UB) (6)	4/27 at 100.00	A	46,889,423
118,345	6.000%, 4/01/46 (UB) (6)	4/27 at 100.00	A	142,076,723
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017:
6,115	5.000%, 4/01/42 (UB) (6)	4/27 at 100.00	A	6,898,821
4,685	5.000%, 4/01/46 (UB) (6)	4/27 at 100.00	A	5,260,693

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 7,500	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2018, 5.000%, 4/01/46 (UB) (6)	4/28 at 100.00	A	$8,529,000
2,130	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%, 12/01/32	12/24 at 100.00	BB-	2,366,260
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A:
13,000	5.500%, 12/01/39	12/21 at 100.00	B2	13,671,580
41,030	5.000%, 12/01/41	12/21 at 100.00	B2	42,678,175
1,100	5.250%, 12/01/41	12/21 at 100.00	B2	1,149,896
11,505	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A, 5.000%, 12/01/42	12/22 at 100.00	B2	12,162,741
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C:
12,335	5.250%, 12/01/35	12/24 at 100.00	BB-	13,703,322
23,310	5.250%, 12/01/39	12/24 at 100.00	BB-	25,725,848
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
305	5.000%, 12/01/19 (ETM)	No Opt. Call	N/R (7)	306,824
4,605	5.000%, 12/01/31	12/20 at 100.00	B2	4,721,460
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2012B:
1,510	5.000%, 12/01/34	12/22 at 100.00	B2	1,608,437
20,650	4.000%, 12/01/35	12/22 at 100.00	B2	21,043,176
16,800	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A	12/27 at 100.00	BB-	21,509,712
2,375	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/34	12/27 at 100.00	BB-	2,721,608
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017G:
9,500	5.000%, 12/01/34	12/27 at 100.00	BB-	10,886,430
17,820	5.000%, 12/01/44	12/27 at 100.00	BB-	20,025,581
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017H:
1,500	5.000%, 12/01/36	12/27 at 100.00	BB-	1,709,670
10,860	5.000%, 12/01/46	12/27 at 100.00	BB-	12,177,209
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A:
6,325	5.000%, 12/01/34	12/28 at 100.00	BB-	7,346,804
6,765	5.000%, 12/01/35	12/28 at 100.00	BB-	7,834,141
9,650	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46	12/28 at 100.00	BB-	10,927,177
263,280	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	BB-	320,077,394

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 43,670	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	BB-	$55,654,795
5,000	Chicago Board of Education, Illinois, General Obligation Bonds, Refunding Series 2005A, 5.500%, 12/01/31 – AMBAC Insured	No Opt. Call	B2	6,352,050
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
1,765	0.000%, 12/01/29 – FGIC Insured	No Opt. Call	BB-	1,306,065
4,550	0.000%, 12/01/30 – NPFG Insured	No Opt. Call	BB-	3,231,956
3,385	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/31 – NPFG Insured	No Opt. Call	BB-	2,308,130
8,935	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40 (UB) (6)	12/21 at 100.00	A3	9,446,618
52,720	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014, 5.000%, 12/01/44 (UB) (6)	12/24 at 100.00	AA	58,716,373
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2015-XF0232:
2,950	16.287%, 9/01/22 – AGM Insured, 144A (IF) (6)	No Opt. Call	AA	4,823,751
8,000	16.297%, 9/01/22 – AGM Insured, 144A (IF) (6)	No Opt. Call	AA	13,084,880
500	16.297%, 9/01/22 – AGM Insured, 144A (IF) (6)	No Opt. Call	AA	817,805
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2015-XF1040:
2,600	16.224%, 12/01/44, 144A (IF) (6)	12/24 at 100.00	AA	4,078,568
2,000	16.224%, 12/01/44, 144A (IF) (6)	12/24 at 100.00	AA	3,137,360
3,755	16.224%, 12/01/44, 144A (IF) (6)	12/24 at 100.00	AA	5,890,393
1,000	17.469%, 12/01/49, 144A (IF) (6)	12/24 at 100.00	AA	1,626,430
2,000	17.469%, 12/01/49, 144A (IF) (6)	12/24 at 100.00	AA	3,252,860
1,150	17.469%, 12/01/49, 144A (IF) (6)	12/24 at 100.00	AA	1,870,395
5,232	Chicago, Illinois, Certificates of Participation Tax Increment Allocation Bonds, Pulaski Promenade Project, Note Series 2017, 5.240%, 2/15/31, 144A	11/19 at 100.00	N/R	5,234,843
906	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopoment Project, Series 2012, 6.100%, 1/15/29	10/19 at 100.00	N/R	906,811
11,000	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	11,179,740
5,854	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (4)	10/19 at 100.00	N/R	4,425,787
4,240	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park/Chicago Redevelopement Project, Series 2013A, 7.125%, 3/15/33	10/19 at 100.00	N/R	4,240,295
5,933	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Note, North Pullman Chicago Neighborhood Initiative, IncRedevelopement Project-Whole Foods Warehouse & Distribution, 5.000%, 3/15/34, 144A	7/21 at 100.00	N/R	6,005,434

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2018A:
$ 20,320	4.000%, 1/01/43 – BAM Insured (AMT) (UB) (6)	1/29 at 100.00	A	$22,370,694
25,550	5.000%, 1/01/48 (AMT) (UB) (6)	1/29 at 100.00	A	30,446,402
6,375	5.000%, 1/01/53 (AMT) (UB) (6)	1/29 at 100.00	A	7,556,670
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2018B:
18,485	4.000%, 1/01/44 (UB) (6)	1/29 at 100.00	A	20,573,250
3,500	5.000%, 1/01/48 (UB) (6)	1/29 at 100.00	A	4,244,275
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
21,370	0.000%, 1/01/31 – NPFG Insured	No Opt. Call	BBB-	15,166,289
9,325	0.000%, 1/01/34 – FGIC Insured	No Opt. Call	BBB-	5,883,609
32,270	0.000%, 1/01/39 – NPFG Insured	No Opt. Call	BBB-	16,441,565
	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B:
2,595	5.500%, 1/01/31	1/25 at 100.00	Ba1	2,943,976
2,000	5.500%, 1/01/34	1/25 at 100.00	Ba1	2,250,700
2,500	5.500%, 1/01/37	1/25 at 100.00	Ba1	2,795,750
	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A:
2,995	5.250%, 1/01/30	1/24 at 100.00	Ba1	3,302,287
1,445	5.250%, 1/01/32	1/24 at 100.00	Ba1	1,584,775
5,000	5.000%, 1/01/35	1/24 at 100.00	Ba1	5,395,750
1,000	5.000%, 1/01/36	1/24 at 100.00	Ba1	1,077,770
	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A:
5,000	5.625%, 1/01/30	1/27 at 100.00	BBB-	5,981,400
15,025	5.750%, 1/01/33	1/27 at 100.00	BBB-	17,915,810
10,585	5.750%, 1/01/34	1/27 at 100.00	BBB-	12,595,091
127,985	6.000%, 1/01/38	1/27 at 100.00	BBB-	152,887,041
	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B:
2,740	5.250%, 1/01/28	1/25 at 100.00	Ba1	3,098,365
2,900	5.500%, 1/01/34	1/25 at 100.00	Ba1	3,263,515
	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D:
5,000	5.500%, 1/01/33	1/25 at 100.00	Ba1	5,640,200
6,850	5.500%, 1/01/37	1/25 at 100.00	Ba1	7,660,355
15,815	5.500%, 1/01/40	1/25 at 100.00	Ba1	17,598,774
	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
1,000	0.000%, 1/01/27	No Opt. Call	Ba1	794,630
5,030	0.000%, 1/01/29	No Opt. Call	Ba1	3,701,024
355	5.000%, 1/01/34	10/19 at 100.00	Ba1	355,934

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
$ 3,070	5.250%, 1/01/35	1/21 at 100.00	Ba1	$3,155,653
4,130	5.000%, 1/01/40	1/21 at 100.00	Ba1	4,222,347
9,400	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	1/22 at 100.00	Ba1	9,835,596
2,000	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E, 5.500%, 1/01/42	1/25 at 100.00	Ba1	2,221,800
1,000	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007G, 5.500%, 1/01/42	1/25 at 100.00	Ba1	1,110,900
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
2,000	5.000%, 1/01/26	No Opt. Call	BBB-	2,284,560
3,365	5.000%, 1/01/35	1/26 at 100.00	BBB-	3,746,288
1,000	5.000%, 1/01/38	1/26 at 100.00	BBB-	1,105,990
	Chicago, Illinois, General Obligation Bonds, Series 2000A:
5,515	0.000%, 1/01/28 – FGIC Insured	No Opt. Call	BBB-	4,374,167
4,125	0.000%, 1/01/29 – FGIC Insured	No Opt. Call	BBB-	3,153,439
	Chicago, Illinois, General Obligation Bonds, Series 2015A:
3,900	5.500%, 1/01/35	1/25 at 100.00	BBB-	4,380,636
4,775	5.500%, 1/01/39	1/25 at 100.00	BBB-	5,321,069
	Chicago, Illinois, General Obligation Bonds, Series 2019A:
10,760	5.000%, 1/01/44	1/29 at 100.00	BBB-	12,163,857
22,055	5.500%, 1/01/49	1/29 at 100.00	BBB-	25,820,230
800	Chicago, Illinois, General Obligation Bonds, Tender Option Bond Trust 2016-XF2342, 16.647%, 1/01/35 – AGM Insured, 144A (IF) (6)	1/21 at 100.00	A2	966,800
23,110	Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	Ba1	25,672,899
5,000	City of Chicago, Illinois, Chicago O'Hare International Airport, Senior Special Facilities Revenue Bonds, TRIPs Obliated Group, Series 2018, 5.000%, 7/01/48 (AMT)	7/28 at 100.00	BBB+	5,849,100
60,330	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	B1	62,494,640
6,000	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2017, 4.000%, 11/15/39 (UB)	11/27 at 100.00	AA	6,592,200
	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2018:
1,400	4.000%, 11/15/34 (UB) (6)	11/27 at 100.00	AA	1,560,468
16,170	4.000%, 11/15/37 (UB) (6)	11/27 at 100.00	AA	17,842,625
1,645	4.000%, 11/15/38 (UB) (6)	11/27 at 100.00	AA	1,811,211
900	East Dundee, Illinois, Kane and Cook Counties, Illinois, Limited Obligation Tax Increment Revenue Bonds, Route 25 South Redevelopment Project, Series 2012, 5.250%, 12/01/22	12/21 at 100.00	N/R	906,552
575	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	577,703
2,000	IIllinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 2015-XF0230, 16.497%, 12/01/21, 144A (IF) (6)	No Opt. Call	A1	3,213,520
930	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (AMT)	10/19 at 100.00	B3	935,301

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series 2016A:
$ 11,295	6.250%, 11/01/36, 144A	11/26 at 100.00	N/R	$10,748,661
13,325	6.375%, 11/01/46, 144A	11/26 at 100.00	N/R	12,349,210
1,870	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Taxable Series 2016B, 10.000%, 11/01/24, 144A	No Opt. Call	N/R	1,721,971
46,000	Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Refunding Series 2018A, 4.125%, 5/15/47 (UB) (6)	11/28 at 100.00	A3	50,216,820
	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A:
845	5.750%, 12/01/35, 144A	12/25 at 100.00	N/R	900,314
4,475	6.000%, 12/01/45, 144A	12/25 at 100.00	N/R	4,748,467
	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A:
1,365	6.875%, 10/01/31	10/21 at 100.00	BB+	1,462,952
5,210	7.125%, 10/01/41	10/21 at 100.00	BB+	5,566,051
81,860	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	B1	84,797,137
	Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project, Refunding Series 2017:
4,500	5.250%, 5/15/42	5/24 at 103.00	N/R	4,736,205
450	5.250%, 5/15/54	5/24 at 103.00	N/R	469,481
30,850	5.500%, 5/15/54	5/24 at 103.00	N/R	32,676,937
44,090	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 4.000%, 6/01/47 (UB) (6)	6/22 at 100.00	Aa3	45,517,635
	Illinois Finance Authority, Revenue Bonds, Ann & Robert H Lurie Children's Hospital of Chicago, Refunding Series 2017:
2,500	4.000%, 8/15/37 (UB) (6)	8/27 at 100.00	AA-	2,749,625
6,000	4.000%, 8/15/39 (UB) (6)	8/27 at 100.00	AA-	6,570,240
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
2,455	4.000%, 2/15/36 (UB)	2/27 at 100.00	Aa2	2,736,098
16,235	4.000%, 2/15/41 (UB) (6)	2/27 at 100.00	Aa2	17,888,048
5,190	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 5.375%, 11/15/39	10/19 at 100.00	N/R	5,193,218
780	Illinois Finance Authority, Revenue Bonds, De Kalb Supportive Living Project, Series 2007, 6.100%, 12/01/41 (AMT)	10/19 at 100.00	N/R	780,117
	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
1,000	5.000%, 4/01/26	10/19 at 100.00	BB	1,000,750
11,170	5.000%, 4/01/31	10/19 at 100.00	BB	11,205,521
23,185	5.000%, 4/01/36	10/19 at 100.00	BB	23,257,801
2,905	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB-	3,129,557

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 3,125	Illinois Finance Authority, Revenue Bonds, Northshore University HealthSystem, Tender Option Bond Trust 2015-XF0060, 13.080%, 5/01/30, 144A (IF)	5/20 at 100.00	AA-	$3,374,594
3,500	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial HealthCare, Series 2013, 4.000%, 8/15/42 (UB) (6)	8/22 at 100.00	Aa2	3,667,475
119,100	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Series 2017A, 4.000%, 7/15/47 (UB) (6)	1/28 at 100.00	Aa2	130,688,431
	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option Bond Trust 2015-XF0076:
560	13.377%, 8/15/37, 144A (IF)	8/22 at 100.00	Aa2	748,384
1,000	13.377%, 8/15/37, 144A (IF)	8/22 at 100.00	Aa2	1,336,400
1,925	13.384%, 8/15/37, 144A (IF)	8/22 at 100.00	Aa2	2,530,413
490	Illinois Finance Authority, Revenue Bonds, Northwestern University, Tender Option Bond Trust 2016-XG0026, 15.126%, 8/15/37 (Pre-refunded 2/15/21), 144A (IF)	2/21 at 100.00	AA- (7)	599,412
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust 2017-XG0133:
55	16.067%, 5/15/39, 144A (IF) (6)	5/20 at 100.00	A3	61,371
1,220	16.067%, 5/15/39 (Pre-refunded 5/15/20), 144A (IF) (6)	5/20 at 100.00	N/R (7)	1,361,313
630	16.094%, 5/15/39, 144A (IF) (6)	5/20 at 100.00	A3	703,256
2,910	16.094%, 5/15/39 (Pre-refunded 5/15/20), 144A (IF) (6)	5/20 at 100.00	N/R (7)	3,248,375
260	16.164%, 5/15/39, 144A (IF) (6)	5/20 at 100.00	A3	290,230
2,920	16.164%, 5/15/39 (Pre-refunded 5/15/20), 144A (IF) (6)	5/20 at 100.00	N/R (7)	3,259,508
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bonds Trust 2016-XF2338:
3,525	12.825%, 5/15/41, 144A (IF) (6)	5/22 at 100.00	A3	4,380,024
2,500	12.825%, 5/15/41, 144A (IF) (6)	5/22 at 100.00	A3	3,106,400
1,110	Illinois Finance Authority, Revenue Bonds, Provena Health Series 2010A, 6.000%, 5/01/28 (Pre-refunded 5/01/20)	5/20 at 100.00	AA+ (7)	1,139,870
	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 2015-XF0121:
665	17.046%, 8/15/41 – AGM Insured, 144A (IF) (6)	8/21 at 100.00	A2	859,612
1,030	17.129%, 8/15/41 – AGM Insured, 144A (IF) (6)	8/21 at 100.00	A2	1,333,139
69,495	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2016B, 4.000%, 8/15/41 (UB) (6)	2/27 at 100.00	AA-	75,665,461
	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 2015-XF0108:
4,250	14.998%, 8/15/41 (Pre-refunded 2/15/21), 144A (IF) (6)	2/21 at 100.00	AA- (7)	5,198,982
3,025	14.998%, 8/15/41 (Pre-refunded 2/15/21), 144A (IF) (6)	2/21 at 100.00	AA- (7)	3,700,452
40,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2018A, 5.000%, 10/01/48 (UB) (6)	10/27 at 100.00	AA-	48,168,000
3,035	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2013, 5.250%, 2/15/40	2/23 at 100.00	N/R	3,107,172
20,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A, 5.000%, 10/01/46 (UB) (6)	10/25 at 100.00	AA-	23,153,800

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 22,010	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized - Lifelink Developments, Series 2006, 4.850%, 4/20/41 (AMT) (UB) (6)	12/19 at 100.00	AA+	$22,045,436
	Illinois Sports Facility Authority, State Tax Supported Bonds, Tender Option Bond Trust 2015-XF1009:
2,245	14.159%, 6/15/32 – AGM Insured, 144A (IF) (6)	6/24 at 100.00	BBB-	3,415,476
3,305	14.162%, 6/15/32 – AGM Insured, 144A (IF) (6)	6/24 at 100.00	BBB-	5,028,458
250	14.166%, 6/15/32 – AGM Insured, 144A (IF) (6)	6/24 at 100.00	BBB-	380,415
	Illinois State, General Obligation Bonds, April Series 2014:
2,500	5.000%, 4/01/31	4/24 at 100.00	BBB-	2,727,950
8,695	5.000%, 4/01/36 – AGM Insured (UB) (6)	4/24 at 100.00	A2	9,615,887
3,000	5.000%, 4/01/38	4/24 at 100.00	BBB-	3,236,100
5,000	5.000%, 4/01/39	4/24 at 100.00	BBB-	5,386,800
16,185	Illinois State, General Obligation Bonds, December Series 2017A, 4.250%, 12/01/40	12/27 at 100.00	BBB-	16,849,718
5,890	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/39	2/24 at 100.00	BBB-	6,330,866
	Illinois State, General Obligation Bonds, January Series 2016:
1,500	5.000%, 1/01/33	1/26 at 100.00	BBB-	1,664,550
1,300	5.000%, 1/01/41	1/26 at 100.00	BBB-	1,424,904
6,690	Illinois State, General Obligation Bonds, June Series 2016, 4.000%, 6/01/36	6/26 at 100.00	BBB-	6,886,418
	Illinois State, General Obligation Bonds, March Series 2012:
11,500	5.000%, 3/01/30 (UB) (6)	3/22 at 100.00	BBB-	12,105,360
10,500	5.000%, 3/01/33 (UB) (6)	3/22 at 100.00	BBB-	11,014,815
	Illinois State, General Obligation Bonds, May Series 2014:
7,625	5.000%, 5/01/33 (UB) (6)	5/24 at 100.00	BBB-	8,301,490
100	5.000%, 5/01/36	5/24 at 100.00	BBB-	108,370
	Illinois State, General Obligation Bonds, November Series 2016:
2,000	5.000%, 11/01/35	11/26 at 100.00	BBB-	2,234,300
1,000	5.000%, 11/01/37	11/26 at 100.00	BBB-	1,114,000
4,200	5.000%, 11/01/38	11/26 at 100.00	BBB-	4,670,064
230	5.000%, 11/01/40	11/26 at 100.00	BBB-	254,806
4,500	Illinois State, General Obligation Bonds, Refunding September Series 2018A, 5.000%, 5/01/34	5/28 at 100.00	BBB-	5,131,395
2,000	Illinois State, General Obligation Bonds, Refunding September Series 2018B, 5.000%, 10/01/32	10/28 at 100.00	BBB-	2,301,480
	Illinois State, General Obligation Bonds, Series 2013:
170	5.500%, 7/01/26	7/23 at 100.00	BBB-	187,485
100	5.500%, 7/01/38	7/23 at 100.00	BBB-	108,834
1,795	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1006, 13.147%, 4/01/32 – AGM Insured, 144A (IF) (6)	4/24 at 100.00	A2	2,601,601
6,665	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010, 13.370%, 2/01/39 – AGM Insured, 144A (IF) (6)	2/24 at 100.00	A2	9,260,684

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1012:
$ 2,750	13.072%, 7/01/28 – AGM Insured, 144A (IF) (6)	7/23 at 100.00	BBB	$3,908,080
1,850	14.062%, 7/01/33 – AGM Insured, 144A (IF) (6)	7/23 at 100.00	BBB	2,626,112
8,825	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior Obligation September Series 2016A, 4.000%, 6/15/31 (UB) (6)	6/26 at 100.00	BBB	9,355,736
	Lombard Public Facilities Corporation, Illinois, Conference Center and Hotel Revenue Bonds, First Tier Series 2005A-2:
3,830	5.500%, 1/01/30	10/19 at 100.00	N/R	3,724,522
4,015	5.500%, 1/01/36	10/19 at 100.00	N/R	3,801,482
2,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BBB-	2,633,400
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
8,715	0.000%, 12/15/41 – AGM Insured	No Opt. Call	A2	4,121,062
4,650	0.000%, 12/15/50	No Opt. Call	BBB-	1,459,449
7,100	0.000%, 12/15/50 – AGM Insured	No Opt. Call	A2	2,369,270
7,785	0.000%, 12/15/51 – AGM Insured	No Opt. Call	A2	2,488,475
10,095	5.000%, 6/15/52	6/22 at 100.00	BBB-	10,595,712
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A:
12,900	0.000%, 12/15/52 – AGM Insured	No Opt. Call	BBB-	3,947,400
6,935	5.000%, 6/15/53	12/25 at 100.00	BBB-	7,560,537
7,360	5.000%, 6/15/53 (UB) (6)	12/25 at 100.00	BBB-	8,023,872
825	5.500%, 6/15/53	12/25 at 100.00	BBB-	922,325
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A:
22,500	0.000%, 12/15/56	No Opt. Call	BBB-	5,355,900
29,165	5.000%, 6/15/57	12/27 at 100.00	BBB-	32,435,271
48,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B, 0.000%, 12/15/54	No Opt. Call	BBB-	12,584,295
255	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2010A, 5.500%, 6/15/50 (Pre-refunded 6/15/20)	6/20 at 100.00	BBB- (7)	262,426
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1:
31,480	0.000%, 6/15/43 – AGM Insured	No Opt. Call	BBB-	14,071,245
4,075	5.000%, 6/15/50 – AGM Insured (UB) (6)	6/20 at 100.00	BBB-	4,176,468
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2:
2,920	5.000%, 6/15/50	6/20 at 100.00	Ba1	2,957,726
1,000	5.000%, 6/15/50 – AGM Insured (UB) (6)	6/20 at 100.00	A2	1,024,830
4,670	5.250%, 6/15/50	6/20 at 100.00	Ba1	4,738,369

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
$ 5,000	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	BBB-	$3,504,100
33,245	0.000%, 12/15/32 – NPFG Insured	No Opt. Call	BBB-	22,509,192
26,320	0.000%, 6/15/33 – NPFG Insured	No Opt. Call	BBB-	17,502,010
36,600	0.000%, 12/15/33 – NPFG Insured	No Opt. Call	BBB-	23,954,700
20,305	0.000%, 12/15/34 – NPFG Insured	No Opt. Call	BBB-	12,723,316
8,470	0.000%, 6/15/35 – NPFG Insured	No Opt. Call	BBB-	5,194,990
25,425	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	BBB-	15,308,647
24,650	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	BBB-	14,194,949
55,600	0.000%, 12/15/37 – NPFG Insured	No Opt. Call	BBB-	30,576,664
42,555	0.000%, 6/15/38 – NPFG Insured	No Opt. Call	BBB-	22,786,926
155	0.000%, 6/15/41 – NPFG Insured	No Opt. Call	BBB-	73,315
4,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 2015-XF1045, 12.810%, 6/15/52, 144A (IF) (6)	6/22 at 100.00	BBB-	4,793,560
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 2015-XF1046:
9,300	13.967%, 6/15/50, 144A (IF) (6)	6/20 at 100.00	Ba1	9,831,960
200	15.080%, 6/15/50, 144A (IF) (6)	6/20 at 100.00	Ba1	215,424
2,260	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39	1/26 at 100.00	N/R	2,292,499
2,795	North Pullman Chicago Neighborhood Initiatives, Inc Redevelopment Project, Gotham Greens Greenhouse Facility, Illinois, Certificates of Participation, Series 2018A, 6.000%, 3/15/34, 144A	8/21 at 100.00	N/R	2,820,490
5,165	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	5,392,776
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2018B:
14,340	4.000%, 6/01/45 (UB) (6)	6/28 at 100.00	AA	15,693,122
20,000	4.000%, 6/01/48 (UB) (6)	6/28 at 100.00	AA	21,824,800
— (9)	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd, Series 1999C, 7.250%, 10/15/24 (AMT)	No Opt. Call	N/R	194
51,495	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018A, 4.000%, 1/01/48 (UB) (6)	1/28 at 100.00	AA-	54,038,853
	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018C:
40,000	5.250%, 1/01/48 (UB) (6)	1/29 at 100.00	AA-	47,042,400
40,000	5.250%, 1/01/48 – BAM Insured (UB) (6)	1/29 at 100.00	AA	47,861,600
30,300	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B3	31,358,985

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc, Series 2013:
$ 500	7.250%, 11/01/33 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (7)	$615,610
7,375	7.250%, 11/01/36 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (7)	9,080,247
15,225	7.125%, 11/01/43 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (7)	18,670,113
1,670	Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005, 6.125%, 3/01/30	10/19 at 100.00	N/R	1,672,923
235	Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series 2007, 5.800%, 1/15/23	10/19 at 100.00	N/R	234,422
2,150	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/26 (4)	10/19 at 100.00	N/R	1,139,500
1,900	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 5.000%, 3/01/33	3/23 at 100.00	N/R	1,927,873
5,720	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113 Cannoball & Beecher, Series 2007, 5.750%, 3/01/28	10/19 at 100.00	N/R	5,722,002
2,922,470	Total Illinois			2,996,367,101
	Indiana – 1.3%
	Allen County, Indiana, Economic Development Revenue Bonds, Fort Wayne Project, Senior Series 2017A-1:
925	6.625%, 1/15/34, 144A	1/24 at 104.00	N/R	1,024,021
1,000	6.750%, 1/15/43, 144A	1/24 at 104.00	N/R	1,100,270
2,100	6.875%, 1/15/52, 144A	1/24 at 104.00	N/R	2,307,648
	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A:
1,000	7.125%, 11/15/42 (4)	11/22 at 100.00	N/R	60,000
7,500	7.125%, 11/15/47 (4)	11/22 at 100.00	N/R	450,000
	Chesterton, Indiana, Economic Development Revenue Bonds, Storypoint Chesterton Project, Series 2016:
4,840	6.125%, 1/15/34, 144A	1/24 at 104.00	N/R	5,264,081
5,980	6.250%, 1/15/43, 144A	1/24 at 104.00	N/R	6,442,553
2,000	6.375%, 1/15/51, 144A	1/24 at 104.00	N/R	2,152,120
	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2017:
510	5.125%, 1/01/32	1/23 at 105.00	N/R	537,770
4,465	5.350%, 1/01/38	1/23 at 105.00	N/R	4,670,524
7,045	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2018, 5.625%, 1/01/38, 144A	1/24 at 105.00	N/R	7,534,064
6,835	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (AMT)	No Opt. Call	N/R	7,270,116
4,000	Evansville, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Evansville Projects, Series 2017, 5.450%, 1/01/38	1/23 at 105.00	N/R	4,233,680
3,685	Gary, Indiana, Revenue Anticipation Notes, Series 2019, 5.000%, 2/25/20	No Opt. Call	N/R	3,663,553
1,595	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option Bond Trust 2016-XL0019, 13.914%, 4/01/30 – AMBAC Insured, 144A (IF) (6)	No Opt. Call	AA	3,567,170

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$ 3,750	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Tender Option Bond Trust 2015-XF0115, 13.512%, 10/15/19, 144A (IF) (6)	No Opt. Call	N/R	$3,769,200
7,355	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.250%, 3/01/43	3/23 at 100.00	B+	7,487,537
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Avondale Meadows Academy Peoject, Series 2017:
3,090	5.125%, 7/01/37	7/27 at 100.00	BB	3,340,815
4,375	5.375%, 7/01/47	7/27 at 100.00	BB	4,735,719
4,370	Indiana Finance Authority, Educational Facilities Revenue Bonds, Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45	12/25 at 100.00	BB-	4,781,479
3,925	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc, Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	B	3,931,358
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc Project, Series 2016:
2,475	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	2,596,646
4,920	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	5,160,194
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc Project, Series 2016:
2,170	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	2,276,656
5,640	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	5,915,345
1,070	Indiana FInance Authority, Educational Facilities Revenue Bonds, Marian University Project, Series 2019A, 4.000%, 9/15/49	9/29 at 100.00	BBB	1,145,681
18,890	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	B3	19,237,576
22,355	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B3	23,136,307
	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Tender Option Bond Trust 2015-XF1026:
3,750	12.611%, 5/01/42, 144A (IF) (6)	5/23 at 100.00	A	5,065,200
1,000	12.611%, 5/01/42, 144A (IF) (6)	5/23 at 100.00	A	1,350,720
1,600	12.611%, 5/01/42, 144A (IF) (6)	5/23 at 100.00	A	2,161,152
1,000	12.611%, 5/01/42, 144A (IF) (6)	5/23 at 100.00	A	1,350,720
40,000	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Fixed Rate Series 2019A, 4.000%, 12/01/49 (UB) (6)	12/29 at 100.00	AA	44,601,200
	Indiana Finance Authority, Hospital Revenue Bonds, King's Daughters' Hospital and Health Services, Series 2010:
1,045	5.500%, 8/15/40	8/20 at 100.00	Baa2	1,079,067
875	5.500%, 8/15/45	8/20 at 100.00	Baa2	902,396

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group Revenue Bonds, Tender Option Bond Trust 2015-XF0106:
$ 1,460	14.162%, 12/01/38 (Pre-refunded 12/01/19), 144A (IF) (6)	12/19 at 100.00	AA- (7)	$1,497,274
1,250	14.172%, 12/01/38 (Pre-refunded 12/01/19), 144A (IF) (6)	12/19 at 100.00	AA- (7)	1,281,950
5,000	14.172%, 12/01/38 (Pre-refunded 12/01/19), 144A (IF) (6)	12/19 at 100.00	AA- (7)	5,127,800
330	14.172%, 12/01/38 (Pre-refunded 12/01/19), 144A (IF) (6)	12/19 at 100.00	AA- (7)	338,435
3,085	14.201%, 12/01/38 (Pre-refunded 12/01/19), 144A (IF) (6)	12/19 at 100.00	AA- (7)	3,163,791
3,000	Indiana Housing and Community Development Authority, Multifamily Housing Revenue Bonds, Lake Meadows Assisted Living Project, Series 2019A, 5.000%, 1/01/39, 144A	7/26 at 103.00	N/R	3,078,960
4,000	Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series 2016, 5.750%, 4/01/36	4/24 at 102.00	N/R	4,019,320
21,500	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (AMT)	2/22 at 100.00	B-	22,123,285
1,500	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series 2013, 7.250%, 11/01/43 (AMT)	11/23 at 100.00	N/R	1,669,260
2,005	St Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	10/19 at 100.00	N/R	2,007,426
18,375	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%, 12/01/28 (AMT)	No Opt. Call	N/R	18,937,459
185	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017B, 7.250%, 12/01/20	No Opt. Call	N/R	185,901
	Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Terre Haute Project, Series 2017:
480	5.100%, 1/01/32	1/23 at 105.00	N/R	492,005
4,560	5.350%, 1/01/38	1/23 at 105.00	N/R	4,769,897
	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc, Series 2011:
5,000	7.750%, 9/01/31 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (7)	5,599,450
5,000	8.000%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (7)	5,619,950
3,950	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2016, 4.000%, 1/15/32	1/23 at 100.00	N/R	3,959,164
267,815	Total Indiana			278,173,865
	Iowa – 1.7%
182,120	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba2	190,195,201
116,765	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B-	127,450,165
1,630	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	10/19 at 105.00	B-	1,713,603
8,525	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/27 at 105.00	B+	9,249,284

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
	Iowa Finance Authority, Senior Housing Revenue Bonds, PHS Council Bluffs, Inc Project, Series 2018:
$ 750	5.000%, 8/01/38	8/23 at 102.00	N/R	$795,578
2,050	5.125%, 8/01/48	8/23 at 102.00	N/R	2,169,289
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
4,000	5.375%, 6/01/38	10/19 at 100.00	B3	4,000,880
14,845	5.500%, 6/01/42	10/19 at 100.00	B3	14,848,117
23,640	5.625%, 6/01/46	10/19 at 100.00	B3	23,644,728
354,325	Total Iowa			374,066,845
	Kansas – 0.5%
	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0063:
1,840	13.061%, 1/01/40 (Pre-refunded 1/01/20), 144A (IF)	1/20 at 100.00	N/R (7)	1,904,032
275	13.061%, 1/01/40, 144A (IF)	1/20 at 100.00	AA-	284,570
1,755	Kansas Independent College Finance Authority, Educational Facilities Revenue Bonds, Tabor College Project, Series 2013, 5.800%, 3/01/37 (Pre-refunded 3/01/20)	3/20 at 100.00	N/R (7)	1,786,204
2,850	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc, Series 2017A, 5.000%, 5/15/43	5/27 at 100.00	BB+	3,198,441
	Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special Obligation Series 2006:
988	5.000%, 3/01/16 (4)	No Opt. Call	N/R	543,308
4,722	5.000%, 3/01/26 (4)	10/19 at 100.00	N/R	2,597,015
2,790	Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds, Gateway Project Area lA, Series 2006, 5.000%, 12/01/28 (4)	10/19 at 100.00	N/R	460,350
	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A:
1,000	5.125%, 1/01/32 – AMBAC Insured	10/19 at 100.00	Ba3	1,001,670
13,500	5.250%, 1/01/32 – AMBAC Insured	10/19 at 100.00	Ba3	13,524,435
14,000	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/32 – AMBAC Insured	10/19 at 100.00	B1	14,023,240
2,300	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No 1 Project, Series 2012B, 6.100%, 12/15/34	12/22 at 100.00	N/R	1,495,000
	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012:
7,385	4.375%, 12/15/23	12/22 at 100.00	N/R	3,544,800
5,000	5.250%, 12/15/29	12/22 at 100.00	N/R	2,400,000
10,955	6.000%, 12/15/32	12/22 at 100.00	N/R	5,258,400
10,725	Topeka, Kansas, Utility Revenue Bonds, Refunding Series 2018A, 4.000%, 8/01/48 (UB) (6)	8/26 at 100.00	Aa3	11,723,069
9,965	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015, 5.000%, 9/01/45 (UB) (6)	9/25 at 100.00	AA-	11,485,559
17,760	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Series 2017A, 4.000%, 3/01/42 (UB) (6)	3/27 at 100.00	AA-	19,366,925

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)
$ 3,620	Wichita, Kansas, Multifamily Housing Revenue Bonds, Buttonwood Tree Apartments Project, Series 2002-I, 0.000%, 12/01/33 (AMT)	No Opt. Call	N/R	$3,631,284
10,845	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 6.000%, 9/01/35	9/25 at 100.00	N/R	11,881,240
12,220	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 4-Major Multi-Sports Athletic Complex Project, Series 2015, 0.000%, 9/01/34, 144A	No Opt. Call	N/R	5,039,406
134,495	Total Kansas			115,148,948
	Kentucky – 0.3%
	Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project, Series 2017:
4,580	5.000%, 3/01/39	3/27 at 100.00	N/R	4,916,767
2,500	4.500%, 3/01/47	3/27 at 100.00	N/R	2,552,075
9,850	Fayette County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2018A, 4.000%, 5/01/38 (UB) (6)	5/26 at 100.00	AA-	10,845,638
2,150	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.750%, 10/01/34	4/26 at 100.00	N/R	2,155,246
5,240	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1024, 14.122%, 1/01/45 (Pre-refunded 1/01/23), 144A (IF) (6)	1/23 at 100.00	BBB+ (7)	7,700,337
6,250	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/45	6/27 at 100.00	BB+	7,078,313
8,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A, 6.375%, 6/01/40 (Pre-refunded 6/01/20)	6/20 at 100.00	BB+ (7)	8,260,240
2,500	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015, 5.750%, 11/15/45	11/25 at 100.00	N/R	2,688,925
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
1,000	4.250%, 7/01/35	7/25 at 100.00	Baa2	1,058,760
6,260	5.000%, 7/01/40	7/25 at 100.00	Baa2	6,904,717
5,990	5.000%, 1/01/45	7/25 at 100.00	Baa2	6,583,489
225	Ohio County, Kentucky, Pollution Control Revenue Bonds, Big Rivers Electric Corporation Project, Refunding Series 2010A, 6.000%, 7/15/31	7/20 at 100.00	BB+	229,921
54,545	Total Kentucky			60,974,428
	Louisiana – 0.9%
40,010	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	43,682,918
4,350	Jefferson Parish Economic Development and Port District, Louisiana, Kenner Discovery Health Sciences Academy Project, Series 2018A, 5.625%, 6/15/48, 144A	6/28 at 100.00	N/R	4,656,892
12,690	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41	7/21 at 100.00	Caa1	13,002,682

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$ 2,100	Louisiana Local Government Environmental Facilities and Community Development Authority, Terrebonne Parish GOMESA Project Revenue Bonds, Series 2018, 5.375%, 11/01/38, 144A	11/28 at 100.00	N/R	$2,343,390
2,080	Louisiana Local Government Environmental Facilities and Community Development Authority, Vermilion Parish GOMESA Project Revenue Bonds, Green Series 2019, 4.625%, 11/01/38, 144A	11/28 at 100.00	N/R	2,146,893
1,250	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Cameron Parish GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A	11/28 at 100.00	N/R	1,407,738
3,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A	11/28 at 100.00	N/R	3,065,910
2,175	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish GOMESA Project, Series 2018, 5.500%, 11/01/39, 144A	11/28 at 100.00	N/R	2,347,304
10,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westside Habilitation Center Project, Refunding Series 2017A, 6.250%, 2/01/47, 144A	2/27 at 100.00	N/R	10,758,500
	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Womans Hospital Foundation Project, Tender Option Bond Trust 2016-XF2336:
3,315	16.426%, 10/01/40 (Pre-refunded 10/01/20), 144A (IF) (6)	10/20 at 100.00	A2 (7)	3,917,800
1,375	16.435%, 10/01/40 (Pre-refunded 10/01/20), 144A (IF) (6)	10/20 at 100.00	A2 (7)	1,625,181
4,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Student Housing Revenue Bonds, Provident Group - ULM Properties LLC-University of Louisiana at Monroe Project,, 5.000%, 7/01/54, 144A	7/29 at 100.00	Ba2	4,318,320
16,090	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, 144A (AMT)	7/23 at 100.00	N/R	17,758,372
5,000	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University Nicolson Gateway Project, Series 2016A, 5.000%, 7/01/56 (UB) (6)	7/26 at 100.00	A3	5,716,800
1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB-	1,047,060
	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A:
435	7.750%, 12/15/31	12/21 at 100.00	N/R	470,561
7,425	8.000%, 12/15/41	12/21 at 100.00	N/R	8,008,753
	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017:
4,515	0.000%, 10/01/33 (5)	No Opt. Call	BBB	4,699,934
20,000	0.000%, 10/01/46 (5)	10/33 at 100.00	BBB	19,913,400
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011:
2,000	6.500%, 5/15/37 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (7)	2,164,740
600	6.750%, 5/15/41 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (7)	651,816

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A:
$ 3,900	8.250%, 12/15/38	12/23 at 100.00	N/R	$4,240,041
4,125	8.375%, 12/15/43	12/23 at 100.00	N/R	4,392,382
3,965	Louisiana Public Facilities Authority, Revenue Bonds, Young Audiences Charter School, Series 2019A, 5.000%, 4/01/57, 144A	4/27 at 100.00	N/R	4,079,787
3,600	Louisiana Public Facilities Authority, Revenuve Bonds, Young Audiences Charter School, Series 2019A, 5.000%, 4/01/49, 144A	4/27 at 100.00	N/R	3,727,368
5,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24, 144A (AMT)	No Opt. Call	N/R	50
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
5,000	5.000%, 6/01/40 (UB) (6)	6/25 at 100.00	A-	5,713,600
8,660	5.000%, 6/01/45 (UB) (6)	6/25 at 100.00	A-	9,841,917
	New Orleans, Louisiana, Water Revenue Bonds, Series 2015:
4,000	5.000%, 12/01/40 (UB)	12/25 at 100.00	A-	4,576,960
4,000	5.000%, 12/01/45 (UB)	12/25 at 100.00	A-	4,539,600
	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015:
865	5.250%, 11/15/29	11/24 at 100.00	N/R	966,707
1,000	5.250%, 11/15/37	11/24 at 100.00	N/R	1,098,540
7,075	West Trace Community Development District, Westlake, Louisiana, Special Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46	No Opt. Call	N/R	7,411,982
194,600	Total Louisiana			204,293,898
	Maine – 0.2%
13,115	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2017, 5.375%, 12/15/33, 144A (AMT)	12/26 at 100.00	N/R	13,975,737
4,500	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2019, 5.250%, 6/15/34	12/26 at 100.00	N/R	4,577,895
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,300	6.950%, 7/01/36	7/21 at 100.00	Ba3	2,492,165
6,500	7.000%, 7/01/41	7/21 at 100.00	Ba3	7,027,995
3,950	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (AMT)	10/19 at 100.00	B1	4,009,566
30,365	Total Maine			32,083,358
	Maryland – 1.4%
	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two Rivers Projects, Series 2014:
1,310	4.900%, 7/01/30	7/24 at 100.00	N/R	1,354,147
1,035	5.125%, 7/01/36	7/24 at 100.00	N/R	1,073,047
1,840	5.250%, 7/01/44	7/24 at 100.00	N/R	1,905,486
1,500	Baltimore, Maryland, Special Obligation Bonds, Center/West Development Project, Series 2017A, 5.500%, 6/01/43	6/26 at 100.00	N/R	1,596,990

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$ 2,040	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A, 5.000%, 9/01/38	9/27 at 100.00	N/R	$2,254,322
6,030	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016, 5.125%, 6/01/43	6/26 at 100.00	N/R	6,448,542
7,715	Brunswick, Frederick County, Maryland, Special Obligation Bonds, Brunswick Crossing Special Taxing District, Series 2006, 5.500%, 7/01/36	10/19 at 100.00	N/R	7,723,718
	Howard County, Maryland, Special Obligation Bonds, Annapolis Junction Town Center Project, Series 2014:
725	5.800%, 2/15/34	2/24 at 100.00	N/R	752,072
1,000	6.100%, 2/15/44	2/24 at 100.00	N/R	1,041,430
3,150	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A, 4.500%, 2/15/47, 144A	2/26 at 100.00	N/R	3,335,724
29,010	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	BB-	29,771,803
	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
1,650	5.000%, 12/01/16 (4)	No Opt. Call	N/R	1,045,687
83,115	5.000%, 12/01/31 (4)	10/19 at 100.00	N/R	52,674,131
4,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31 (4)	10/19 at 100.00	N/R	2,851,875
	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017:
3,000	4.375%, 7/01/36	1/27 at 100.00	N/R	3,156,780
4,460	4.500%, 7/01/44	1/27 at 100.00	N/R	4,690,582
1,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascenison Health Alliance Senior Credit Group, Series 2012B, 5.000%, 11/15/51 (Pre-refunded 11/15/21) (UB) (6)	11/21 at 100.00	Aa2 (7)	1,922,400
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascenison Health Alliance Senior Credit Group, Tender Option Bond Trust 2015-XF130:
1,155	15.796%, 5/15/21, 144A (IF) (6)	No Opt. Call	Aa2	1,547,712
1,000	15.796%, 5/15/21, 144A (IF) (6)	No Opt. Call	Aa2	1,340,010
1,135	15.769%, 11/15/43 (Pre-refunded 11/15/21), 144A (IF) (6)	11/21 at 100.00	Aa2 (7)	1,520,140
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street Academy, Series 2017A:
1,000	5.125%, 7/01/37, 144A	7/27 at 100.00	N/R	1,063,970
1,800	5.250%, 7/01/47, 144A	7/27 at 100.00	N/R	1,899,360
1,530	5.375%, 7/01/52, 144A	7/27 at 100.00	N/R	1,621,769
20,440	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42 (UB) (6)	2/25 at 100.00	A	23,237,214
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2017A:
34,180	5.000%, 5/15/45 (UB)	5/27 at 100.00	A	40,212,770
17,070	4.000%, 5/15/47 (UB) (6)	5/27 at 100.00	A	18,613,469

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$ 2,495	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Tender Option Bond Trust 2015-XF1021, 13.089%, 8/15/42, 144A (IF) (6)	2/25 at 100.00	A	$3,858,667
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.125%, 7/01/45	10/19 at 100.00	BB-	1,500,240
19,710	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Taxable Series 2017D, 4.000%, 7/01/48 (UB) (6)	1/28 at 100.00	A-	21,474,833
26,270	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Bonds, Hillside Senior Living Apartments, Series 2018, 4.950%, 2/01/60 (Mandatory Put 3/01/36), 144A	3/34 at 100.00	N/R	28,427,555
19,970	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015, 5.000%, 12/01/44 (UB) (6)	6/25 at 100.00	AA-	22,978,481
5,100	Prince George's County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46, 144A	1/26 at 100.00	N/R	5,455,470
308,235	Total Maryland			298,350,396
	Massachusetts – 0.3%
	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A:
1,255	6.000%, 1/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (7)	1,468,011
1,245	6.000%, 1/01/33	1/23 at 100.00	N/R	1,396,243
7,500	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2014, 5.125%, 7/01/44	7/24 at 100.00	BBB-	8,265,150
16,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2015-O1, 5.000%, 7/01/45 (UB) (6)	7/25 at 100.00	AA-	18,444,480
13,930	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2017B, 4.250%, 7/01/46 (AMT) (UB)	7/26 at 100.00	A	14,910,254
10,130	Massachusetts Port Authority, Revenue Bonds, Refunding Series 2016B, 4.000%, 7/01/46 (AMT) (UB) (6)	7/26 at 100.00	AA	10,946,073
15,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2018D, 4.000%, 5/01/48 (UB)	5/28 at 100.00	AA	16,722,000
65,060	Total Massachusetts			72,152,211
	Michigan – 1.3%
	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Series 2008:
2,910	6.000%, 11/01/28	10/19 at 100.00	BB	2,913,376
5,105	6.000%, 11/01/37	10/19 at 100.00	BB	5,108,522
1,050	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30	10/19 at 100.00	BBB-	1,051,449
1,955	Concord Academy, Boyne City, Michigan, Certificates of Participation, Series 2007, 5.600%, 11/01/36	10/19 at 100.00	N/R	1,884,170
	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007:
3,355	5.000%, 11/01/26	10/19 at 100.00	B	3,267,065
3,750	5.250%, 11/01/31	10/19 at 100.00	B	3,588,113
3,840	5.250%, 11/01/36	10/19 at 100.00	B	3,542,362

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Refunding Series 2013:
$ 2,900	6.000%, 10/01/33	10/23 at 100.00	N/R	$2,958,667
4,110	6.000%, 10/01/43	10/23 at 100.00	N/R	4,147,689
	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005:
1,095	5.650%, 11/01/25	10/19 at 100.00	B-	956,154
500	5.750%, 11/01/30	10/19 at 100.00	B-	399,135
2,425	5.750%, 11/01/35	10/19 at 100.00	B-	1,784,727
1,960	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	10/19 at 100.00	B-	1,948,397
25,000	Detroit, Michigan, General Obligation Bonds, Financial Recovery Series 2014B-1, 4.000%, 4/01/44	10/19 at 100.00	N/R	21,754,000
	Detroit, Michigan, General Obligation Bonds, Series 2003A:
465	5.250%, 4/01/22	10/19 at 100.00	N/R	464,363
159	5.250%, 4/01/23	10/19 at 100.00	N/R	157,992
3,500	Flint International Academy, Michigan, Public School Academy Revenue Bonds, Series 2007, 5.750%, 10/01/37	10/19 at 100.00	BB	3,501,645
2,700	Kentwood Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Holland Home Obligated Group, Refunding Series 2012, 5.625%, 11/15/41	5/22 at 100.00	BBB-	2,901,096
14,000	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series 2019A, 5.000%, 11/15/48 (UB) (6)	11/29 at 100.00	A	17,041,920
	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2019A:
16,165	4.000%, 2/15/44 (UB) (6)	8/29 at 100.00	A1	17,844,705
5,000	4.000%, 2/15/47 (UB) (6)	8/29 at 100.00	A1	5,497,750
23,700	4.000%, 2/15/50 (UB) (6)	8/29 at 100.00	A1	25,965,246
1,495	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 7.000%, 5/01/31	10/19 at 100.00	BBB-	1,497,542
1,170	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 8.000%, 10/01/40	10/21 at 100.00	BB+	1,247,407
6,760	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope Academy Project, Series 2011, 8.125%, 4/01/41	4/21 at 100.00	B	6,119,828
400	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 6.500%, 12/01/40	12/20 at 100.00	BB-	404,368
11,085	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017 Private Placement of 2017, 5.900%, 7/15/46, 144A	7/27 at 100.00	N/R	9,111,537
1,810	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Refunding Bonds, Cesar Chavez Academy Project, Series 2012, 5.750%, 2/01/33	2/20 at 101.00	BB+	1,834,652
1,000	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 7.000%, 10/01/36	10/21 at 100.00	B	950,570

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$ 41,005	Michigan Finance Authority, Senior Lien Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Series 2018, 4.000%, 11/01/48 (UB) (6)	11/28 at 100.00	Aa3	$45,401,966
	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2015A:
6,675	4.350%, 10/01/45 (UB) (6)	10/24 at 100.00	AA	7,124,695
13,525	4.600%, 4/01/52 (UB) (6)	10/24 at 100.00	AA	14,514,895
925	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	10/19 at 100.00	N/R	925,666
2,000	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2017, 7.000%, 12/01/46	12/27 at 100.00	N/R	2,075,140
1,505	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	10/19 at 100.00	BBB-	1,508,040
1,750	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/36	10/19 at 100.00	BBB-	1,751,103
3,110	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	10/19 at 100.00	N/R	3,111,431
	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Dr Joseph F Pollack Academic Center of Excellence Project, Series 2010:
55	7.250%, 4/01/20	No Opt. Call	BB	55,681
1,140	8.000%, 4/01/30	4/20 at 100.00	BB	1,158,445
500	8.000%, 4/01/40	4/20 at 100.00	BB	507,745
10,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2019-I, 4.000%, 4/15/54 (UB) (6)	10/29 at 100.00	AA-	11,060,300
12,380	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2018, 7.000%, 12/01/30, 144A (AMT)	12/23 at 100.00	N/R	14,054,890
175,800	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series 2008C, 0.000%, 6/01/58	6/33 at 11.41	N/R	6,112,566
20,145	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Capital Appreciation Series 2007B, 0.000%, 6/01/52	10/19 at 9.79	CCC+	1,164,582
10,900	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	10/19 at 100.00	B2	11,037,449
	Renaissance Public School Academy, Michigan, Public School Academy Revenue Bonds, Series 2012A:
1,015	5.500%, 5/01/27	5/22 at 100.00	BB	1,043,410
1,565	6.000%, 5/01/37	5/22 at 100.00	BB	1,607,709
1,500	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB+	1,586,910
1,000	Star International Academy, Wayne County, Michigan, Public School Academy Revenue Bonds, Refunding Series 2012, 5.000%, 3/01/33	3/20 at 101.00	BBB	1,021,640
	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2011:
205	6.750%, 5/01/21	No Opt. Call	BB	212,263
1,615	7.750%, 5/01/31	5/21 at 100.00	BB	1,720,863
3,460	8.000%, 5/01/41	5/21 at 100.00	BB	3,681,267

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$ 2,295	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	10/19 at 100.00	B+	$ 2,297,043
463,434	Total Michigan			284,580,146
	Minnesota – 0.8%
	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc Project, Series 2014:
1,200	5.375%, 11/01/34	11/24 at 100.00	N/R	1,302,696
1,000	5.125%, 11/01/49	11/24 at 100.00	N/R	1,055,930
935	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.250%, 8/01/46	8/26 at 100.00	BB+	961,199
	Bethel, Minnesota Charter School Lease Revenue Bonds, Partnership Academy Project, Series 2018A:
3,210	5.000%, 7/01/48	7/26 at 102.00	N/R	3,367,386
1,070	5.000%, 7/01/53	7/26 at 102.00	N/R	1,112,575
14,045	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	14,896,689
	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A:
750	5.500%, 7/01/40	7/25 at 100.00	N/R	801,248
1,420	5.750%, 7/01/46	7/25 at 100.00	N/R	1,525,975
2,000	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/39	3/25 at 100.00	BB-	2,047,500
1,920	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	N/R	2,076,691
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A:
700	5.000%, 7/01/36	7/24 at 102.00	N/R	746,893
3,510	5.000%, 7/01/47	7/24 at 102.00	N/R	3,698,592
	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A:
1,050	5.500%, 7/01/30	7/25 at 100.00	B-	972,636
6,200	5.875%, 7/01/40	7/25 at 100.00	B-	5,522,402
5,000	6.000%, 7/01/45	7/25 at 100.00	B-	4,449,950
1,000	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy PRoject, Series 2013A, 5.125%, 7/01/48 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (7)	1,138,250
1,000	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A, 5.500%, 7/01/50	7/25 at 100.00	BB+	1,093,880
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills Preparatory Academy Project, Series 2017A:
900	5.000%, 10/01/37	10/24 at 100.00	N/R	939,573
1,700	5.000%, 10/01/49	10/24 at 100.00	N/R	1,756,083
2,000	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2019A, 5.375%, 8/01/50	8/27 at 102.00	BB+	2,221,120

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A:
$ 2,360	5.000%, 7/01/36	7/26 at 100.00	N/R	$2,433,396
4,925	5.000%, 7/01/47	7/26 at 100.00	N/R	5,029,213
2,575	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	2,735,603
2,000	Hayward, Minnesota, Health Care Facilities Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2014, 5.750%, 2/01/44	8/24 at 100.00	N/R	2,102,880
	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
810	5.000%, 7/01/34	7/24 at 100.00	BB+	861,216
3,940	5.000%, 7/01/44	7/24 at 100.00	BB+	4,143,383
1,870	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A, 5.000%, 7/01/48	7/26 at 100.00	N/R	1,928,699
2,285	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (AMT)	10/19 at 100.00	B1	2,319,458
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A:
1,000	5.000%, 7/01/36	7/24 at 102.00	N/R	1,080,160
2,640	5.000%, 7/01/47	7/24 at 102.00	N/R	2,821,632
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero Academy Project, Series 2017A:
1,080	6.000%, 7/01/32, 144A	7/27 at 100.00	N/R	1,126,721
1,250	6.250%, 7/01/37, 144A	7/27 at 100.00	N/R	1,309,162
5,510	6.500%, 7/01/48, 144A	7/27 at 100.00	N/R	5,803,518
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A:
1,680	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	1,728,670
5,625	5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	5,722,706
	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A:
1,050	7.750%, 1/01/33	1/21 at 100.00	N/R	1,065,950
1,000	8.500%, 1/01/41	1/21 at 100.00	N/R	1,017,200
1,500	Oak Park Heights, Minnesota, Senior Housing Revenue Bonds, Oakgreen Commons Project, Series 2010, 7.000%, 8/01/45 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R (7)	1,568,700
	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A:
500	5.000%, 9/01/34	9/24 at 100.00	BB-	527,335
1,840	5.000%, 9/01/44	9/24 at 100.00	BB-	1,912,956
	Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester Math & Science Academy Project, Series 2018A:
2,000	5.125%, 9/01/38	9/28 at 100.00	N/R	2,096,120
1,745	5.250%, 9/01/43	9/28 at 100.00	N/R	1,829,702

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A:
$ 2,025	5.000%, 4/01/36	4/26 at 100.00	N/R	$1,374,246
3,085	5.000%, 4/01/46	4/26 at 100.00	N/R	2,089,563
2,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Refunding Series 2015A, 5.000%, 12/01/46	12/24 at 100.00	BBB-	2,727,075
21,815	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.750%, 7/01/47, 144A	7/26 at 100.00	N/R	23,648,987
1,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 5.500%, 7/01/52, 144A	7/27 at 100.00	N/R	1,613,340
1,695	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.500%, 9/01/43	9/20 at 101.00	BB+	1,735,883
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A:
1,200	5.000%, 6/15/38, 144A	6/25 at 100.00	N/R	1,254,972
1,285	5.000%, 6/15/48, 144A	6/25 at 100.00	N/R	1,334,588
1,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BBB-	1,564,215
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
40	5.000%, 7/01/35	7/25 at 100.00	BB	42,860
1,715	5.300%, 7/01/45	7/25 at 100.00	BB	1,836,542
1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	BB+	1,055,440
	Saint Paul Housing and Redevelopment Authority, Minnesota, Collateralized Multifamily Housing Revenue Bonds, Marian Center Project, Series 2007A:
845	5.300%, 11/01/30	10/19 at 100.00	N/R	845,499
1,225	5.375%, 5/01/43	10/19 at 100.00	N/R	1,225,343
2,150	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A, 5.000%, 12/01/43	12/24 at 100.00	BB	2,255,436
1,000	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017, 5.000%, 9/01/42	9/24 at 100.00	N/R	1,098,390
11,875	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37, 144A (AMT)	10/22 at 100.00	Ba1	12,031,037
1,000	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	1,033,260
4,795	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 5.125%, 10/01/48	10/26 at 100.00	N/R	4,852,588
	Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans Homes LP, Series 2007:
1,255	5.250%, 2/01/27 (AMT)	10/19 at 100.00	N/R	1,256,506
800	5.500%, 2/01/42 (AMT)	10/19 at 100.00	N/R	800,736

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016:
$ 315	4.500%, 6/01/36	6/24 at 100.00	N/R	$317,224
730	4.750%, 6/01/46	6/24 at 100.00	N/R	737,556
	Winsted, Minnesota, Health Care Revenue Bonds, Saint Marys Care Center Project, Series 2010A:
824	6.250%, 9/01/30 (4)	10/19 at 100.00	N/R	576,772
2,678	6.875%, 9/01/42 (4)	10/19 at 100.00	N/R	1,874,508
168,647	Total Minnesota			172,034,214
	Mississippi – 0.0%
5,425	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King Edward Mixed-Use Project, Refunding Series 2019A, 4.250%, 10/15/49 (Mandatory Put 10/15/39), 144A	10/26 at 100.00	N/R	5,405,470
1,201	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (AMT)	11/19 at 100.00	N/R	1,202,496
6,626	Total Mississippi			6,607,966
	Missouri – 1.5%
1,000	Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm Project, Special Districts Refunding & Improvement Series 2015A, 5.250%, 6/01/39	6/24 at 100.00	N/R	1,030,330
8,184	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017B, 5.000%, 11/01/29, 144A	10/19 at 100.00	N/R	6,944,495
185	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	BBB-	212,535
	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006:
530	5.000%, 6/01/20 (4)	10/19 at 100.00	N/R	360,400
3,000	5.000%, 6/01/28 (4)	10/19 at 100.00	N/R	2,040,000
1,315	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A-	1,318,708
1,900	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2016A, 4.000%, 3/01/42	3/21 at 100.00	N/R	1,907,467
4,000	Kansas City Industrial Development Authority, Missouri, Revenue Bonds, Platte Purchase Project A, Series 2019, 5.000%, 7/01/40, 144A	9/24 at 103.00	N/R	4,062,520
	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016:
775	5.000%, 4/01/36, 144A	4/26 at 100.00	N/R	812,626
3,140	5.000%, 4/01/46, 144A	4/26 at 100.00	N/R	3,249,052
4,758	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Subordinate Refunding & Improvement Series 2016, 8.000%, 4/15/46, 144A	4/26 at 100.00	N/R	4,919,582

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$ 1,200	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A, 5.250%, 5/15/42	5/27 at 100.00	BB	$1,353,876
1,161	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds, Refunding Series 2015A, 5.750%, 4/01/55	10/19 at 100.00	N/R	1,133,678
8,519	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds, Refunding Taxable Series 2015B, 0.000%, 4/01/55	10/19 at 100.00	N/R	1,490,840
	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project - CID Special Assessments, Series 2018A:
10,000	6.250%, 4/15/49, 144A	4/28 at 100.00	N/R	10,561,000
2,500	6.625%, 4/15/49, 144A	4/28 at 100.00	N/R	2,700,700
	Lees Summit Industrial Development Authority, Missouri, Special Assessment and Sales Tax Revenue Bonds, Summit Fair Community Improvement District Project, Series 2012:
1,055	5.000%, 5/01/35	5/20 at 100.00	N/R	1,059,452
2,365	6.000%, 5/01/42	5/20 at 100.00	N/R	2,376,494
2,500	Lee's Summit, Missouri, Special Obligation Tax Increment and Special District Improvement Bonds, Summit Fair Project, Refunding Series 2017, 4.875%, 11/01/37, 144A	11/27 at 100.00	N/R	2,561,400
	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A:
4,200	5.750%, 6/01/35, 144A	6/25 at 100.00	N/R	4,295,214
3,965	6.000%, 6/01/46, 144A	6/25 at 100.00	N/R	4,075,544
7,095	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Subordinate Lien Series 2015B, 8.500%, 6/15/46, 144A	6/25 at 100.00	N/R	7,289,474
38,395	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc, Series 2018A, 4.000%, 11/15/48 (UB) (6)	5/28 at 100.00	A+	42,199,561
14,580	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Variable Rate Demand Obligation Series 2017D, 4.000%, 1/01/58 (Mandatory Put 1/01/48) (UB) (6)	1/28 at 100.00	AA	15,872,371
12,750	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48 (UB) (6)	11/23 at 100.00	A2	13,878,248
30,120	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2019A, 4.000%, 11/15/49 (UB) (6)	5/29 at 100.00	A2	33,315,732
5,085	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Tender Option Bond Trust 2015-XF1015, 13.127%, 11/15/48, 144A (IF) (6)	11/23 at 100.00	A2	6,884,073
24,945	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C, 4.000%, 11/15/49 (UB) (6)	11/27 at 100.00	AA-	27,071,561
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mosaic Health System, Series 2019A:
1,925	4.000%, 2/15/44 (UB) (6)	2/29 at 100.00	A1	2,139,657
9,815	4.000%, 2/15/49 (UB) (6)	2/29 at 100.00	A1	10,850,188
6,580	4.000%, 2/15/54 (UB) (6)	2/29 at 100.00	A1	7,192,401

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2017A:
$ 9,500	4.000%, 5/15/42 (UB) (6)	5/25 at 102.00	A+	$10,239,860
41,750	4.000%, 5/15/48 (UB) (6)	5/25 at 102.00	A+	44,558,523
	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015:
3,155	5.000%, 5/01/30	5/21 at 100.00	N/R	3,198,350
750	5.000%, 5/01/35	5/21 at 100.00	N/R	759,713
1,660	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.375%, 5/01/28	5/23 at 100.00	N/R	1,739,896
3,500	Saint Charles County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, O'Fallon Retail Walk Community Improvement District Project, Series 2017A, 6.250%, 12/01/36, 144A	12/26 at 100.00	N/R	3,663,905
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Nazareth Living Center, Series 2015A:
600	5.000%, 8/15/35	8/25 at 100.00	N/R	643,404
1,800	5.125%, 8/15/45	8/25 at 100.00	N/R	1,916,550
3,215	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%, 12/01/45	12/25 at 100.00	N/R	3,520,907
	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A:
1,295	5.250%, 6/15/25	10/19 at 100.00	N/R	1,295,479
5,700	5.350%, 6/15/32	10/19 at 100.00	N/R	5,700,399
6,765	Saint Louis Land Clearance for Redevelopment Authority, Tax-Exempt Recovery Zone Facilities Improvement, Missouri, Special Revenue Bonds, Kiel Opera House Project, Series 2010B, 7.000%, 9/01/35	9/20 at 100.00	N/R	6,900,977
1,664	Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts Project, Series 2007, 5.500%, 9/01/27 (4)	3/20 at 100.00	N/R	465,920
1,156	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26	10/19 at 100.00	N/R	1,098,003
2,502	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	10/19 at 100.00	N/R	1,506,679
1,261	Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand Avenue/Cozens/Evans Redevelopment Project, Series 2008-A, 6.500%, 12/11/29	10/19 at 100.00	N/R	494,842
5,100	Shrewsbury, Missouri, Tax Increment and Improvement District Revenue Bonds, Kenrick Plaza Redevelopment Project, Series 2016, 4.000%, 5/01/36, 144A	5/25 at 100.00	N/R	5,022,633
768	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Gaslight Square East Project, Series 2006, 5.500%, 1/22/28	3/20 at 100.00	N/R	744,069
2,205	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Printers Lofts Project, Series 2006, 6.000%, 8/21/26 (4)	No Opt. Call	N/R	551,250
150	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	BBB-	171,501

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$ 10,100	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 4.750%, 11/15/47	11/26 at 100.00	N/R	$ 11,022,130
322,138	Total Missouri			330,374,169
	Montana – 0.0%
500	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/37	5/25 at 102.00	N/R	545,510
	Nebraska – 0.0%
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Tender Option Bond Trust 2015-XF1042:
960	12.885%, 11/01/45, 144A (IF) (6)	11/25 at 100.00	A	1,494,413
1,545	12.873%, 11/01/48, 144A (IF) (6)	11/25 at 100.00	A	2,385,974
2,505	Total Nebraska			3,880,387
	Nevada – 1.7%
	City of Henderson, Nevada, Local Improvement District No T-20 Rainbow Canyon, Local Improvement Bonds, Series 2018:
830	5.000%, 9/01/38	9/28 at 100.00	N/R	882,207
7,985	5.375%, 9/01/48	9/28 at 100.00	N/R	8,558,323
4,250	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust 2016-XG0028, 15.756%, 7/01/42, 144A (IF)	1/20 at 100.00	A+	4,425,737
965	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/35	8/25 at 100.00	N/R	1,055,073
1,035	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Tender Option Bond Trust 2016-XG0028, 13.735%, 7/01/42, 144A (IF)	1/20 at 100.00	A+	1,071,132
13,290	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2017B, 5.125%, 12/15/37, 144A (AMT)	12/27 at 100.00	N/R	14,461,646
	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2018:
3,040	5.250%, 12/15/37 (AMT), 144A	12/27 at 100.00	N/R	3,257,178
15,720	6.950%, 2/15/38 (AMT), 144A	8/28 at 100.00	N/R	18,112,270
	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017:
13,600	5.875%, 12/15/27 (AMT), 144A	No Opt. Call	N/R	15,166,720
78,300	6.250%, 12/15/37 (AMT), 144A	12/27 at 100.00	N/R	91,327,554
36,390	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, 5.750%, 2/15/38, 144A (AMT)	8/29 at 100.00	N/R	36,879,445
	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2015:
1,000	5.000%, 12/15/35, 144A	12/25 at 100.00	BB	1,099,310
2,520	5.125%, 12/15/45, 144A	12/25 at 100.00	BB	2,742,012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$ 1,500	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 5.000%, 12/15/48, 144A	12/25 at 100.00	BB	$1,619,190
	Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro College and Unversity System, Series 2014A:
2,515	5.500%, 1/01/34	7/24 at 100.00	BBB-	2,838,781
2,630	5.500%, 1/01/39	7/24 at 100.00	BBB-	2,945,416
3,000	5.500%, 1/01/44	7/24 at 100.00	BBB-	3,343,980
55,685	Las Vegas Convention and Visitors Authority, Nevada, Convention Center Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49 (UB) (6)	7/28 at 100.00	A+	60,959,483
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 609 Skye Canyon, Series 2017:
1,275	4.250%, 6/01/37	6/27 at 100.00	N/R	1,302,566
2,130	4.375%, 6/01/42	6/27 at 100.00	N/R	2,177,946
2,490	4.500%, 6/01/47	6/27 at 100.00	N/R	2,554,815
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 808 & 810 Summerlin Village 23B, Refunding Series 2014:
355	5.000%, 6/01/28	6/24 at 100.00	N/R	383,720
890	5.000%, 6/01/30	6/24 at 100.00	N/R	954,409
1,090	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/35	12/25 at 100.00	N/R	1,193,179
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 26, Series 2017:
495	4.375%, 6/01/42	6/27 at 100.00	N/R	507,781
585	4.500%, 6/01/47	6/27 at 100.00	N/R	602,948
3,000	Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park Tourism Improvement District, Series 2016, 4.375%, 6/15/35, 144A	6/21 at 100.00	N/R	2,970,570
1,750	Mesquite, Nevada, Local Improvement Bonds, Special Improvement District 07-01 Anthem at Mesquite, Refunding Series 2016, 4.250%, 8/01/37	8/26 at 100.00	N/R	1,786,347
1,300	Nevada State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A, 5.000%, 7/15/47, 144A	7/25 at 100.00	BB+	1,392,131
500	Neveda State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A, 5.000%, 7/15/37, 144A	7/25 at 100.00	BB+	541,675
850	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 64 Valley Vista, Series 2019, 4.625%, 6/01/43	12/28 at 100.00	N/R	901,774
	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65 Northern Beltway Commercial Area, Series 2017:
2,240	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	2,447,200
4,575	5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	4,929,196
5,195	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	10/19 at 100.00	N/R	5,172,194
165,000	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018C, 0.000%, 7/01/58, 144A	7/38 at 31.26	N/R	23,657,700

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$ 90,000	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018D, 0.000%, 7/01/58, 144A	7/28 at 13.65	N/R	$8,445,600
	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A:
1,160	6.500%, 6/15/20	10/19 at 100.00	Ba2	1,187,388
25,590	6.750%, 6/15/28	10/19 at 100.00	Ba2	26,194,692
554,725	Total Nevada			360,049,288
	New Hampshire – 0.1%
	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
420	0.000%, 1/01/20 – ACA Insured	No Opt. Call	B3	416,632
510	0.000%, 1/01/21 – ACA Insured	No Opt. Call	B3	489,472
370	0.000%, 1/01/22 – ACA Insured	No Opt. Call	B3	343,079
625	0.000%, 1/01/23 – ACA Insured	No Opt. Call	B3	560,169
50	0.000%, 1/01/25 – ACA Insured	No Opt. Call	B3	41,620
370	0.000%, 1/01/27 – ACA Insured	No Opt. Call	B3	285,622
730	0.000%, 1/01/29 – ACA Insured	No Opt. Call	B3	519,132
3,320	0.000%, 1/01/30 – ACA Insured	No Opt. Call	B3	2,258,662
14,030	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2014B, 4.000%, 8/01/33 (UB) (6)	8/24 at 100.00	A	15,091,931
20,425	Total New Hampshire			20,006,319
	New Jersey – 1.8%
4,920	Atlantic City, Atlantic County, New Jersey, General Obligation Bonds, Tax Appeal Refunding Series 2017A, 5.000%, 3/01/42 – BAM Insured (UB) (6)	3/27 at 100.00	Baa1	5,755,760
8,560	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35 (AMT)	10/19 at 100.00	BBB-	8,564,451
2,370	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A, 5.125%, 1/01/37	10/19 at 100.00	Caa2	1,774,206
	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A:
850	5.625%, 8/01/34, 144A	8/24 at 100.00	N/R	896,325
1,530	5.875%, 8/01/44, 144A	8/24 at 100.00	N/R	1,608,122
1,000	6.000%, 8/01/49, 144A	8/24 at 100.00	N/R	1,054,200
	New Jersey Economic Development Authority, Charter School Revenue Bonds, Lady Liberty Academy Charter School Project, Series 2013A:
2,390	5.500%, 8/01/33 (4)	8/23 at 100.00	N/R	788,700
4,120	5.650%, 8/01/43 (4)	8/23 at 100.00	N/R	1,359,600
2,395	5.750%, 8/01/47 (4)	8/23 at 100.00	N/R	790,350
	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A:
1,020	5.000%, 9/01/37, 144A	9/27 at 100.00	BB	1,125,672
2,325	5.125%, 9/01/52, 144A	9/27 at 100.00	BB	2,542,085

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014:
$ 1,075	5.000%, 1/01/34	1/24 at 100.00	N/R	$1,119,527
1,675	5.250%, 1/01/44	1/24 at 100.00	N/R	1,744,630
	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Health Department & Taxation Division Office Project, Series 2018A:
2,500	5.000%, 6/15/47 (UB) (6)	12/27 at 100.00	BBB+	2,829,800
5,000	5.000%, 6/15/47	12/27 at 100.00	BBB+	5,659,600
	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Juvenile Justice Commission Facilities Project, Series 2018C:
230	5.000%, 6/15/36	12/27 at 100.00	BBB+	266,243
6,000	5.000%, 6/15/47 (UB) (6)	12/27 at 100.00	BBB+	6,791,520
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW:
3,000	5.250%, 6/15/33	6/25 at 100.00	BBB+	3,437,580
15,730	5.250%, 6/15/40 (UB) (6)	6/25 at 100.00	BBB+	17,819,573
15,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2016AAA, 5.000%, 6/15/41 (UB) (6)	12/26 at 100.00	BBB+	16,971,750
8,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2017DDD, 5.000%, 6/15/42 (UB) (6)	6/27 at 100.00	BBB+	9,043,520
18,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2018EE, 5.000%, 6/15/48	12/28 at 100.00	BBB+	20,523,240
	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc Project; Series 2014A:
850	6.000%, 10/01/34, 144A	10/24 at 100.00	BB-	923,508
2,255	6.200%, 10/01/44, 144A	10/24 at 100.00	BB-	2,436,370
22,150	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Refunding Series 2012, 5.750%, 9/15/27 (AMT)	9/22 at 100.00	Ba3	24,472,427
795	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1998, 5.500%, 4/01/28 (AMT)	10/19 at 100.00	Ba3	797,147
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B:
7,625	5.625%, 11/15/30 (AMT)	3/24 at 101.00	Ba3	8,794,751
3,000	5.625%, 11/15/30 (AMT)	3/24 at 101.00	Ba3	3,460,230
5,580	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2003, 5.500%, 6/01/33 (AMT)	6/23 at 101.00	Ba3	6,251,162
1,500	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.875%, 6/01/42 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (7)	1,546,005
1,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.250%, 7/01/35	7/21 at 100.00	BB+	1,064,400
26,290	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	10/19 at 100.00	BB+	26,380,175

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 18,845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016, 4.000%, 7/01/48	7/26 at 100.00	BBB-	$20,157,366
16,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%, 10/01/38, 144A	10/26 at 102.00	N/R	16,731,200
3,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A, 4.000%, 12/01/30 (AMT) (UB) (6)	12/26 at 100.00	AA	3,333,450
2,500	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (AMT)	12/22 at 100.00	A	2,767,925
1,880	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2015-XF0151, 7.420%, 12/01/24, 144A (AMT) (IF)	12/23 at 100.00	AA	2,332,140
23,120	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/30 (UB) (6)	6/26 at 100.00	Baa1	27,165,769
2,310	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/34	No Opt. Call	BBB+	1,449,640
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
10,000	0.000%, 12/15/31 – FGIC Insured	No Opt. Call	BBB+	7,135,800
40,000	0.000%, 12/15/36 – AMBAC Insured (UB) (6)	No Opt. Call	BBB+	23,388,000
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2008A:
3,000	0.000%, 12/15/35	No Opt. Call	BBB+	1,806,330
49,200	0.000%, 12/15/38 – BAM Insured	No Opt. Call	AA	27,288,780
14,990	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A, 4.000%, 12/15/37 – BAM Insured (UB) (6)	12/28 at 100.00	Baa1	16,668,730
40,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 4.500%, 6/15/49 (UB) (6)	12/28 at 100.00	BBB+	43,708,000
1,000	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate Series 2017B, 5.000%, 1/01/42 (AMT)	1/28 at 100.00	Baa1	1,162,260
404,580	Total New Jersey			383,688,019
	New Mexico – 0.2%
1,225	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (AMT)	10/19 at 100.00	N/R	1,226,237
1,250	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	1,343,750
650	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44	10/25 at 100.00	N/R	674,310
3,840	Mariposa East Public Improvement District, New Mexico, Revenue Bonds, Capital Appreciation Taxable Series 2015D, 0.000%, 3/01/32	3/20 at 55.29	N/R	1,766,400
680	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015A, 5.900%, 9/01/32	9/25 at 100.00	N/R	701,141
4,715	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015C, 5.900%, 9/01/32	No Opt. Call	N/R	4,801,709
2,000	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	2,115,260

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Mexico (continued)
$ 5,845	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, Haverland Carter Lifestyle Group, Series 2013, 5.000%, 7/01/42	7/22 at 100.00	BBB-	$6,151,629
	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008:
985	7.625%, 10/01/23	10/19 at 100.00	N/R	986,399
3,400	7.750%, 10/01/38	10/19 at 100.00	N/R	3,403,774
4,880	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 7.250%, 10/01/43	10/24 at 100.00	N/R	5,118,632
18,307	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 6.000%, 5/01/40, 144A	5/20 at 103.00	N/R	18,869,208
47,777	Total New Mexico			47,158,449
	New York – 6.6%
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
19,430	0.000%, 7/15/32	No Opt. Call	BB	13,360,651
15,765	0.000%, 7/15/33	No Opt. Call	BB	10,454,087
3,470	0.000%, 7/15/35	No Opt. Call	BB	2,125,063
1,750	6.375%, 7/15/43 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (7)	1,775,480
10,000	0.000%, 7/15/45	No Opt. Call	BB	4,077,800
	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
200	5.000%, 11/01/39	11/24 at 100.00	BB	212,126
7,700	5.500%, 11/01/44	11/24 at 100.00	BB	8,299,368
	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc Project, Series 2014:
670	4.500%, 1/01/25 (AMT), 144A	No Opt. Call	N/R	739,801
2,665	5.000%, 1/01/35 (AMT), 144A	1/25 at 100.00	N/R	2,942,293
111,990	Build New York City Resource Corporation, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	128,137,838
2,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1003, 13.430%, 2/01/41 (Pre-refunded 2/01/21), 144A (IF) (6)	2/21 at 100.00	BBB+ (7)	2,976,800
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
675	5.000%, 5/01/38	5/23 at 100.00	BBB-	733,799
2,500	4.250%, 5/01/42	5/23 at 100.00	BBB-	2,608,650
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and University System, Series 2014A:
1,930	5.500%, 1/01/39	7/24 at 100.00	BBB-	2,152,375
3,065	5.500%, 1/01/44	7/24 at 100.00	BBB-	3,397,767
8,000	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2017-1, 4.000%, 7/01/47 (UB) (6)	7/27 at 100.00	AA-	8,940,800

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 500	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2018A, 4.000%, 8/01/38	8/28 at 100.00	BBB	$554,835
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015:
1,300	5.000%, 12/01/40, 144A	6/25 at 100.00	BBB-	1,466,725
3,900	5.000%, 12/01/45, 144A	6/25 at 100.00	BBB-	4,377,750
	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A:
5,000	5.500%, 12/01/36, 144A	12/26 at 100.00	BB-	5,535,050
4,000	5.500%, 12/01/46, 144A	12/26 at 100.00	BB-	4,362,480
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2017B:
4,785	4.000%, 2/15/44 (UB) (6)	8/27 at 100.00	AA+	5,349,821
10,685	4.000%, 2/15/46 (UB) (6)	8/27 at 100.00	AA+	11,904,693
21,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2018A, 4.000%, 3/15/48 (UB) (6)	9/28 at 100.00	Aa1	23,597,490
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 2015-XF1030:
2,990	16.393%, 3/15/39, 144A (IF) (6)	3/24 at 100.00	AA+	5,072,983
4,000	16.412%, 3/15/44, 144A (IF) (6)	3/24 at 100.00	AA+	6,837,880
7,630	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2017A Group C, 4.000%, 3/15/47 (UB) (6)	3/27 at 100.00	AA+	8,432,523
7,500	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018A, 4.000%, 3/15/47 (UB) (6)	3/28 at 100.00	AA+	8,378,175
23,500	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016B, 0.000%, 1/01/45	No Opt. Call	N/R	8,195,860
40,500	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C, 0.000%, 1/01/55 (5)	1/34 at 100.00	N/R	38,638,620
5,560	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Current Interest Series 2016A, 5.000%, 1/01/56	1/27 at 100.00	N/R	6,022,870
5,220	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2013A, 7.650%, 2/01/44	2/21 at 100.00	N/R	5,442,633
9,600	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 6.240%, 2/01/47	2/27 at 100.00	N/R	10,594,656
12,120	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2018A, 6.760%, 2/01/48	2/28 at 100.00	N/R	13,894,853
	Jefferson County Civic Facility Development Corporation, New York, Revenue Bonds, Samaritan Medical Center Project, Series 2017A:
5,500	4.000%, 11/01/42	11/27 at 100.00	BBB-	5,762,240
9,930	4.000%, 11/01/47	11/27 at 100.00	BBB-	10,350,039
5,000	Madison County Capital Resource Corporation, New York, Revenue Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/22	6/22 at 100.00	N/R	4,989,100

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 16,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Green Series 2017B-1, 4.000%, 11/15/52 (UB)	11/27 at 100.00	AA	$17,571,200
83,625	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2017D, 4.000%, 11/15/42 (UB) (6)	5/28 at 100.00	A	92,727,582
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Tender Option Bond Trust 2015-XF1004:
539	13.360%, 11/15/41 (Pre-refunded 11/15/22), 144A (IF) (6)	11/22 at 100.00	N/R (7)	770,829
1,550	13.360%, 11/15/41 (Pre-refunded 11/15/22), 144A (IF) (6)	11/22 at 100.00	N/R (7)	2,216,098
2,566	13.360%, 11/15/41, 144A (IF) (6)	11/22 at 100.00	A	3,670,234
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
2,890	5.625%, 10/01/17 (4)	No Opt. Call	N/R	1,892,950
18,995	5.750%, 10/01/27 (4)	10/19 at 100.00	N/R	12,441,725
34,160	3.163%, 10/01/37 (4)	10/19 at 100.00	N/R	22,374,800
70,725	3.231%, 10/01/46 (4)	10/19 at 100.00	N/R	46,324,875
3,535	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured	10/19 at 100.00	BBB	3,591,949
3,275	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	10/19 at 100.00	A3	3,292,227
3,000	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 5.000%, 3/01/46 – FGIC Insured	10/19 at 100.00	BBB	3,095,250
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second General Resolution, Fiscal Series 2012FF, 5.000%, 6/15/45 (UB) (6)	6/22 at 100.00	AA+	10,932,400
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Tender Option Bond Trust 2015-XF1011:
2,155	16.564%, 6/15/44 (Pre-refunded 6/15/21), 144A (IF) (6)	6/21 at 100.00	AA+ (7)	2,857,034
3,700	16.584%, 6/15/46, 144A (IF) (6)	6/23 at 100.00	AA+	5,743,991
2,245	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2015-XF0128, 15.869%, 6/15/44 (Pre-refunded 6/15/21), 144A (IF) (6)	6/21 at 100.00	AA+ (7)	2,974,760
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2015-XF0129:
2,025	15.890%, 6/15/45, 144A (IF) (6)	6/22 at 100.00	AA+	2,967,192
970	15.903%, 6/15/46, 144A (IF) (6)	6/23 at 100.00	AA+	1,505,304
2,000	15.918%, 6/15/46, 144A (IF) (6)	6/23 at 100.00	AA+	3,104,860
1,320	15.918%, 6/15/46, 144A (IF) (6)	6/23 at 100.00	AA+	2,049,208
24,635	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series DD, 5.000%, 6/15/47 (UB) (6)	12/26 at 100.00	AA+	29,457,548

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Tender Option Bond Trust 2015-XF1022:
$ 1,970	16.544%, 6/15/43 (Pre-refunded 6/15/21), 144A (IF) (6)	6/21 at 100.00	AA+ (7)	$2,612,988
1,000	16.537%, 6/15/44 (Pre-refunded 6/15/21), 144A (IF) (6)	6/21 at 100.00	AA+ (7)	1,326,220
2,265	16.534%, 6/15/45, 144A (IF) (6)	6/22 at 100.00	AA+	3,320,694
400	16.537%, 6/15/45, 144A (IF) (6)	6/22 at 100.00	AA+	586,480
1,600	16.537%, 6/15/47, 144A (IF) (6)	6/23 at 100.00	AA+	2,479,136
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2:
2,500	5.000%, 7/15/40 (UB) (6)	7/25 at 100.00	AA	2,921,000
5,000	5.000%, 7/15/41 (UB) (6)	7/25 at 100.00	AA	5,838,800
10,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1, 4.000%, 7/15/45 (UB) (6)	1/26 at 100.00	AA	10,953,100
21,900	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1, 4.000%, 2/01/44 (UB) (6)	2/27 at 100.00	Aa1	24,261,477
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2018 Series C-3:
4,490	4.000%, 5/01/42 (UB) (6)	5/28 at 100.00	Aa1	5,058,479
5,990	4.000%, 5/01/43 (UB) (6)	5/28 at 100.00	Aa1	6,737,372
22,500	4.000%, 5/01/44 (UB) (6)	5/28 at 100.00	Aa1	25,274,700
8,500	New York City, New York, General Obligation Bonds, Fiscal 2018 Series B-1, 4.000%, 10/01/41 (UB) (6)	10/27 at 100.00	AA	9,524,675
13,045	New York City, New York, General Obligation Bonds, Fiscal 2018 Series F-1, 5.000%, 4/01/43 (UB) (6)	4/28 at 100.00	AA	15,860,111
23,390	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee Secured, Senior Lien Series 2016A, 0.000%, 11/15/49	No Opt. Call	Aa3	9,717,609
6,500	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee Secured, Subordinate Lien Series 2016B, 0.000%, 11/15/56	No Opt. Call	A2	1,987,570
	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Tender Option Bond Trust 2015-XF1027:
3,750	12.611%, 11/15/44, 144A (IF) (6)	11/21 at 100.00	A	4,799,025
2,500	12.611%, 11/15/44, 144A (IF) (6)	11/21 at 100.00	A	3,199,350
	New York Liberty Development Corporation, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Tender Option Bonds Trust 2016-XG0062:
3,750	13.555%, 12/15/41, 144A (IF) (6)	12/21 at 100.00	AA-	4,943,212
2,000	13.555%, 12/15/41, 144A (IF) (6)	12/21 at 100.00	AA-	2,636,380
2,170	16.426%, 12/15/41, 144A (IF) (6)	12/21 at 100.00	AA-	3,033,508
135,960	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	150,403,031
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014:
29,000	5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	32,596,580
39,835	5.375%, 11/15/40, 144A	11/24 at 100.00	N/R	44,835,886

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 109,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%, 11/15/44, 144A	11/24 at 100.00	N/R	$130,796,655
	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds, Bank of America Tower at One Bryant Park Project, Tender Option Bond Trust 2016-XG0018:
1,000	13.796%, 1/15/44 (Pre-refunded 1/15/20), 144A (IF) (6)	1/20 at 100.00	AA+ (7)	1,045,900
1,875	13.796%, 1/15/44 (Pre-refunded 1/15/20), 144A (IF) (6)	1/20 at 100.00	AA+ (7)	1,961,063
19,365	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose Group 2, Series 2017C, 4.000%, 3/15/44 (UB) (6)	9/27 at 100.00	AA+	21,761,225
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2017C:
3,440	4.000%, 3/15/43 (UB) (6)	9/27 at 100.00	AA+	3,870,654
20,265	4.000%, 3/15/45 (UB) (6)	9/27 at 100.00	AA+	22,749,489
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
4,990	5.000%, 7/01/46 – AGM Insured (AMT) (UB) (6)	7/24 at 100.00	A2	5,559,060
4,740	4.000%, 1/01/51 – AGM Insured (AMT) (UB)	7/24 at 100.00	BBB	4,997,761
17,000	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018A, 4.750%, 11/01/42, 144A (AMT)	7/23 at 100.00	B	18,015,240
3,155	Ogdensburg Bridge and Port Authority, New York, Revenue Bonds, Series 2017, 5.750%, 7/01/47, 144A (AMT)	7/27 at 100.00	N/R	3,304,831
1,500	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2015, 5.000%, 7/01/45	7/25 at 100.00	Baa2	1,685,145
1,720	Otsego County Capital Resource Corporation, New York, Revenue Bonds, Hartwick College Project, Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	Ba1	1,806,224
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eleventh Series 2018:
12,200	4.000%, 9/01/43 (UB) (6)	9/28 at 100.00	AA-	13,882,868
15,000	5.000%, 9/01/48 (UB) (6)	9/28 at 100.00	AA-	18,409,800
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Fouteen Series 2019:
1,000	4.000%, 9/01/39 (AMT) (UB) (6)	9/29 at 100.00	AA-	1,143,750
11,615	4.000%, 9/01/43 (AMT) (UB) (6)	9/29 at 100.00	AA-	13,168,042
1,050	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (AMT)	10/19 at 100.00	N/R	1,060,857
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2018A:
50,335	4.000%, 11/15/47 (UB) (6)	5/28 at 100.00	AA-	56,291,141
19,655	4.000%, 11/15/48 (UB) (6)	5/28 at 100.00	AA-	21,955,028
	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006:
29,500	5.000%, 6/01/45	6/27 at 100.00	B+	29,455,750
21,720	5.000%, 6/01/48	6/27 at 100.00	N/R	21,610,966

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 9,000	Westchester County Local Development Corporation, New York, Revenue Bond, Purchase Senior Learning Community, Inc Project, BAN Series 2018, 0.000%, 10/01/23	No Opt. Call	N/R	$9,000,000
1,735	Westchester County Local Development Corporation, New York, Revenue Bonds, Pace University, Series 2014A, 5.000%, 5/01/34	5/24 at 100.00	BBB-	1,938,897
875	Yonkers Industrial Development Agency, New York, Revenue Bonds, St John's Riverside Hospital, Series 2001A, 7.125%, 7/01/31	10/19 at 100.00	B-	874,755
1,384,690	Total New York			1,435,510,474
	North Carolina – 0.3%
1,565	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Tender Option Bond Trust 2016-XF2222, 14.174%, 1/15/42, 144A (IF)	1/21 at 100.00	AA-	1,843,883
1,183	Hillsborough, North Carolina, Special Assessement Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	1,230,344
1,600	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015, 5.375%, 3/01/40, 144A	3/25 at 100.00	N/R	1,638,736
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 2015-XF0147, 16.167%, 6/01/20, 144A (IF) (6)	No Opt. Call	AA	2,823,120
47,580	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant Health Obligated Group, Series 2019A, 4.000%, 11/01/52 (UB) (6)	11/29 at 100.00	AA-	52,973,669
2,720	North Carolina Medical Care Commission, Revenue Bonds, First Mortgage Galloway Ridge Project, Refunding Series 2014A, 5.250%, 1/01/41	1/24 at 100.00	N/R	2,863,371
7,366	Winston-Salem, North Carolina, Multifamily Housing Revenue Bonds, Rolling Hills Apartments, Series 2016, 4.400%, 11/01/56 (Mandatory Put 7/01/34)	7/33 at 100.00	N/R	7,753,332
64,014	Total North Carolina			71,126,455
	North Dakota – 0.1%
3,300	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36	12/26 at 100.00	N/R	3,531,198
6,370	North Dakota Public Finance Authority, Capital Financing Program Revenue Bonds, Series 2015C, 5.000%, 6/01/40 (UB) (6)	6/25 at 100.00	AA-	7,370,727
	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013:
3,070	6.250%, 9/01/23 (4)	No Opt. Call	N/R	1,350,800
14,230	7.750%, 9/01/38 (4)	9/23 at 100.00	N/R	6,261,200
26,970	Total North Dakota			18,513,925
	Ohio – 5.6%
2,500	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Tender Option Bond Trust 2015-XF2193, 12.872%, 5/01/42, 144A (IF) (6)	5/22 at 100.00	A2	3,196,075
607,650	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Capital Appreciation Turbo Term Series 2007B, 0.000%, 6/01/47	10/19 at 13.98	N/R	36,920,814
769,450	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Second Subordinate Capital Appreciation Turbo Term Series 2007C, 0.000%, 6/01/52	10/19 at 9.05	N/R	33,286,407

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
$ 945	5.125%, 6/01/24	10/19 at 100.00	Ca	$945,009
4,255	5.375%, 6/01/24	10/19 at 100.00	Ca	4,255,340
59,245	5.875%, 6/01/30	10/19 at 100.00	Ca	59,386,596
35,790	5.750%, 6/01/34	10/19 at 100.00	Ca	35,842,969
32,815	6.000%, 6/01/42	10/19 at 100.00	B-	33,033,548
162,750	5.875%, 6/01/47	10/19 at 100.00	B-	163,466,100
49,640	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	Caa3	50,900,360
	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
2,405	5.750%, 12/01/34	12/22 at 100.00	N/R	2,455,577
5,035	6.000%, 12/01/43	12/22 at 100.00	N/R	5,143,353
	Butler County Port Authority, Ohio, Revenue Bonds, StoryPoint Fairfield Project, Senior Series 2017A-1:
200	6.250%, 1/15/34, 144A	1/24 at 104.00	N/R	218,528
1,500	6.375%, 1/15/43, 144A	1/24 at 104.00	N/R	1,627,365
4,400	6.500%, 1/15/52, 144A	1/24 at 104.00	N/R	4,764,980
2,405	County of Greene, Ohio $6,260,000 Greene Town Center Improvement Revenue Bonds, Series 2009, 8.000%, 12/01/34	12/19 at 100.00	N/R	2,421,546
13,960	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ Hospital Project, Series 2012, 5.000%, 6/01/42 (UB) (6)	6/22 at 100.00	A-	14,786,990
3,800	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Tender Option Bond Trust 2015-XF1005, 13.020%, 2/01/44, 144A (IF) (6)	2/24 at 100.00	A	5,456,610
	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
270	5.000%, 12/01/22	10/19 at 100.00	N/R	270,346
3,250	5.000%, 12/01/32	10/19 at 100.00	N/R	3,251,268
6,330	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 6.250%, 12/01/33	6/23 at 100.00	N/R	6,576,364
5,040	Lorain County Port Authority, Ohio, Tax Increment Revenue Bonds, North Ridgeville- Riddell Public Improvement Project, Series 2017, 5.750%, 12/01/41, 144A	12/26 at 100.00	N/R	5,218,870
16,000	Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding Improvement Series 2019, 5.000%, 8/01/49 (UB) (6)	8/28 at 100.00	A2	18,951,040
2,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB-	2,553,775
11,160	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group, Series 2016, 4.000%, 8/01/47 (UB) (6)	8/26 at 100.00	A2	11,870,669

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
$ 1,860	5.000%, 2/15/27	2/23 at 100.00	Ba2	$2,029,260
8,685	5.000%, 2/15/33	2/23 at 100.00	Ba2	9,390,830
16,060	5.000%, 2/15/44	2/23 at 100.00	Ba2	17,215,838
7,000	5.000%, 2/15/48	2/23 at 100.00	Ba2	7,489,020
74,976	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (4)	No Opt. Call	N/R	62,042,309
80,000	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, 144A (AMT)	7/29 at 100.00	B3	88,440,800
17,020	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (4)	No Opt. Call	N/R	14,084,050
42,725	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/18 (4)	No Opt. Call	N/R	45,715,750
17,750	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory Put 9/15/21) (4)	No Opt. Call	N/R	19,125,625
29,738	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (4)	No Opt. Call	N/R	24,608,195
3,570	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (4)	No Opt. Call	N/R	2,954,175
16,985	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33 (Mandatory Put 6/01/20) (4)	No Opt. Call	N/R	14,055,088
	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B:
10,125	3.625%, 12/01/33 (Mandatory Put 6/01/20) (4)	No Opt. Call	N/R	8,378,438
5,950	3.125%, 1/01/34 (4)	No Opt. Call	N/R	4,923,625
3,560	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (4)	No Opt. Call	N/R	2,945,900
7,175	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory Put 5/01/20) (AMT) (4)	No Opt. Call	N/R	5,937,313
20,130	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (4)	No Opt. Call	N/R	21,690,075
11,940	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)	2/22 at 100.00	B-	12,321,602
	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017:
1,480	4.250%, 1/15/38 (AMT), 144A	1/28 at 100.00	N/R	1,602,352
4,900	4.500%, 1/15/48 (AMT), 144A	1/28 at 100.00	N/R	5,315,618

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 205	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	B3	$214,738
33,975	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory Put 7/01/21) (4)	No Opt. Call	N/R	28,114,312
47,355	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19 (4)	No Opt. Call	N/R	39,186,262
49,670	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (4)	No Opt. Call	N/R	41,101,925
10,800	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (4)	No Opt. Call	N/R	8,937,000
15,940	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory Put 5/01/20) (AMT) (4)	No Opt. Call	N/R	13,190,350
48,145	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (4)	No Opt. Call	N/R	51,876,237
24,315	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33 (Mandatory Put 7/01/20) (4)	No Opt. Call	N/R	20,120,662
14,545	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (4)	No Opt. Call	N/R	15,672,238
19,175	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33 (4)	No Opt. Call	N/R	15,867,312
8,525	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Development TIF Revenue Bonds, RBM Development - Phase 2A Project, Series 2016B, 5.000%, 12/01/46	12/26 at 100.00	N/R	8,895,070
17,320	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Development TIF Revenue Bonds, RBM Development - Phase 2B Project, Series 2018A, 6.000%, 12/01/50	12/28 at 100.00	N/R	19,020,131
	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc, Series 2014A:
1,500	6.500%, 7/01/34	7/24 at 100.00	N/R	1,573,875
3,000	6.750%, 7/01/43	7/24 at 100.00	N/R	3,165,990
5,000	7.000%, 7/01/49	7/24 at 100.00	N/R	5,315,500
1,200	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015, 5.500%, 12/01/43	12/24 at 100.00	BB-	1,303,260
	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,240	5.750%, 12/01/32	12/22 at 100.00	BB-	2,451,142
12,000	6.000%, 12/01/42	12/22 at 100.00	BB-	12,993,840

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Toledo Lucas County Port Authority, Ohio, Revenue Bonds, StoryPoint Waterville Project, Series 2016A-1:
$ 1,680	6.125%, 1/15/34, 144A	1/24 at 104.00	N/R	$1,827,202
3,240	6.250%, 1/15/43, 144A	1/24 at 104.00	N/R	3,490,614
3,390	6.375%, 1/15/51, 144A	1/24 at 104.00	N/R	3,647,843
27,585	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	29,483,951
	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc, Series 2007A:
11,750	6.100%, 7/01/17 (AMT) (4)	No Opt. Call	N/R	118
18,400	6.350%, 7/01/27 (AMT) (4)	11/19 at 100.00	N/R	184
5,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc, Series 2007B, 7.250%, 7/01/27 (AMT) (4)	11/19 at 100.00	N/R	50
2,570,879	Total Ohio			1,204,516,168
	Oklahoma – 0.5%
7,165	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26, 144A	8/21 at 100.00	N/R	7,956,446
27,040	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/52	8/28 at 100.00	BB+	32,350,115
	Payne County Economic Development Authority, Oklahoma, Revenue Bonds, Epworth Living at the Ranch, Series 2016A:
2,828	6.875%, 11/01/46 (4)	11/26 at 100.00	N/R	23,475
4,149	7.000%, 11/01/51 (4)	11/26 at 100.00	N/R	34,438
	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Refunding Series 2017:
1,000	5.250%, 11/15/37	11/25 at 102.00	BBB-	1,150,080
5,830	5.250%, 11/15/45	11/25 at 102.00	BBB-	6,623,696
	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Series 2010A:
7,510	7.250%, 11/01/40 (Pre-refunded 5/01/20)	5/20 at 100.00	N/R (7)	7,759,407
10,760	7.250%, 11/01/45 (Pre-refunded 5/01/20)	5/20 at 100.00	N/R (7)	11,117,340
29,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2000B, 5.500%, 6/01/35 (AMT)	6/23 at 100.00	N/R	31,732,960
5,350	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2001A, 5.500%, 12/01/35 (AMT)	6/23 at 100.00	N/R	5,856,431
10,705	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2001B, 5.500%, 12/01/35 (AMT)	6/23 at 100.00	N/R	11,718,335
111,337	Total Oklahoma			116,322,723
	Oregon – 0.1%
1,600	Oregon Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.375%, 9/01/40 (Pre-refunded 9/01/20), 144A	9/20 at 100.00	N/R (7)	1,672,304

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)
$ 815	Oregon Facilities Authority, Revenue Bonds, Howard Street Charter School Project, Series 2019A, 5.250%, 6/15/55, 144A	6/27 at 102.00	N/R	$841,846
8,590	Oregon Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2015C, 5.000%, 10/01/45 (UB) (6)	10/25 at 100.00	AA-	9,788,133
	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2015A:
550	5.500%, 6/15/35, 144A	6/25 at 100.00	N/R	579,332
1,650	5.750%, 6/15/46, 144A	6/25 at 100.00	N/R	1,743,258
3,625	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 5.250%, 6/15/51	6/25 at 100.00	N/R	3,721,642
	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, Oregon Coast Aquarium Project, Series 2005A:
250	4.850%, 10/01/20	10/19 at 100.00	N/R	250,000
130	5.000%, 10/01/21	10/19 at 100.00	N/R	129,858
725	5.350%, 10/01/31	10/19 at 100.00	N/R	706,128
3,125	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.375%, 7/01/45	7/25 at 100.00	N/R	3,239,469
	Port of Alsea, Lincoln County, Oregon, General Obligation Bonds, Series 2018:
385	4.000%, 6/15/38	6/28 at 100.00	N/R	415,273
800	4.375%, 6/15/43	6/28 at 100.00	N/R	866,064
2,480	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	10/19 at 100.00	N/R	2,517,398
8,000	Washington, Clackamas and Yamhill Counties School District 88J Sherwood, Oregon, General Obligation Bonds, Series 2017A, 0.000%, 6/15/47	6/27 at 39.49	AA+	2,529,120
32,725	Total Oregon			28,999,825
	Pennsylvania – 2.9%
	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
13,355	6.750%, 11/01/24	11/19 at 100.00	B3	13,399,205
12,225	6.875%, 5/01/30	11/19 at 100.00	B3	12,249,450
9,735	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.550%, 12/01/27	12/21 at 100.00	B3	10,233,724
12,775	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B3	13,221,486
	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011:
1,250	6.750%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	1,386,913
2,500	7.000%, 11/01/40 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	2,784,400
2,905	Allegheny County Industrial Development Authority, Pennsylvania, , Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 6.000%, 7/15/38	7/23 at 100.00	BB+	3,094,435

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Allentown Commercial and Industrial Development Authority, Pennsylvania, Revenue Bonds, Executive Education Academy Charter School, Series 2017:
$ 2,400	6.000%, 7/01/37, 144A	7/24 at 100.00	N/R	$2,455,320
11,015	6.250%, 7/01/47, 144A	7/24 at 100.00	N/R	11,271,870
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018:
3,890	5.125%, 5/01/32, 144A	5/28 at 100.00	N/R	4,354,894
15,420	5.375%, 5/01/42, 144A	5/28 at 100.00	N/R	17,315,581
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017:
2,425	5.000%, 5/01/32, 144A	5/27 at 100.00	Ba3	2,801,384
17,330	5.000%, 5/01/42, 144A	5/27 at 100.00	Ba3	19,402,148
42,855	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory Put 7/01/21) (4)	No Opt. Call	N/R	35,462,512
16,600	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 4.250%, 10/01/47 (Mandatory Put 4/01/21) (4)	No Opt. Call	N/R	17,948,750
	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A:
4,035	4.375%, 1/01/35 (Mandatory Put 7/01/22) (4)	No Opt. Call	N/R	4,332,581
35,695	3.500%, 4/01/41 (Mandatory Put 6/01/20) (4)	No Opt. Call	N/R	29,537,612
41,467	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory Put 6/01/20) (4)	No Opt. Call	N/R	34,313,942
46,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (4)	No Opt. Call	N/R	38,065,000
17,965	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017, 5.000%, 11/01/47 (UB)	11/27 at 100.00	Baa2	20,837,963
2,110	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical Center Project, Tender Option Bond Trust 2015-XF2049, 15.613%, 11/01/44, 144A (IF) (6)	5/22 at 100.00	Baa2	2,812,883
1,250	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, US Steel Corporation, Refunding Series 2011, 6.750%, 6/01/26	12/21 at 100.00	B3	1,319,963
	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A:
705	5.000%, 12/01/30	12/25 at 100.00	N/R	771,319
680	5.000%, 12/01/35	12/25 at 100.00	N/R	736,080
1,400	5.250%, 12/01/45	12/25 at 100.00	N/R	1,513,750
11,750	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2012A, 5.375%, 10/15/42	10/22 at 100.00	BB	12,258,657
6,000	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2017A, 5.250%, 10/15/47	4/27 at 100.00	BB	6,483,720

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014:
$ 1,600	5.000%, 10/01/39	10/24 at 100.00	BBB-	$1,754,688
785	5.000%, 10/01/44	10/24 at 100.00	BBB-	856,718
	Chester County Industrial Development Authority, Pennsylvania, Special Obligation Bonds, Woodlands at Greystone Project, Series 2018:
550	5.000%, 3/01/38, 144A	3/28 at 100.00	N/R	588,137
1,500	5.125%, 3/01/48, 144A	3/28 at 100.00	N/R	1,601,820
1,595	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/45	7/24 at 100.00	Baa3	1,669,295
3,000	Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn Highlands Healthcare, Series 2018, 4.000%, 7/15/43 (UB) (6)	1/28 at 100.00	A-	3,228,120
1,000	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/39	7/24 at 100.00	BBB-	1,085,080
3,540	Lehigh County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, West Hills Business Center Project, Series 2014, 6.500%, 7/01/32	7/23 at 100.00	N/R	3,790,136
6,164	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33, 144A	7/24 at 100.00	N/R	6,408,957
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019:
15,810	4.000%, 9/01/49 (UB) (6)	9/29 at 100.00	A	17,135,352
4,630	4.000%, 9/01/51 (UB)	9/29 at 100.00	A	5,009,706
1,440	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 2017-XF2454, 14.893%, 8/01/38 (Pre-refunded 8/01/20), 144A (IF) (6)	8/20 at 100.00	N/R (7)	1,637,064
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	Ba1	1,119,490
	Mount Lebanon School District, Allegheny County, Pennsylvania, General Obligation Bonds, Tender Option Bond Trust 2016-XG0063:
945	13.728%, 2/15/31, 144A (IF) (6)	8/23 at 100.00	Aa1	1,417,774
1,340	13.748%, 2/15/32, 144A (IF) (6)	8/23 at 100.00	Aa1	2,045,778
1,410	13.739%, 2/15/33, 144A (IF) (6)	8/23 at 100.00	Aa1	2,150,137
1,480	13.759%, 2/15/34, 144A (IF) (6)	8/23 at 100.00	Aa1	2,257,385
1,072	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 1.500%, 12/31/23	10/19 at 100.00	N/R	267,838
259	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 5.000%, 12/31/23 (cash 5.000%, PIK 5.000%)	No Opt. Call	N/R	64,761
4,835	Northampton County Industrial Development Authority, Pennsylvania, Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013, 7.000%, 7/01/32	7/23 at 100.00	N/R	5,460,407

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 20,520	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (Mandatory Put 7/01/20) (4)	No Opt. Call	N/R	$16,980,300
13,275	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (4)	No Opt. Call	N/R	10,985,062
59,070	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	B3	64,035,424
8,850	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009B, 5.000%, 12/01/38 (Mandatory Put 9/01/20)	No Opt. Call	B3	9,021,071
1,000	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	Baa3	1,009,580
	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, CarbonLITE P, LLC Project, Series 2019:
1,290	5.250%, 6/01/26 (AMT), 144A	No Opt. Call	N/R	1,342,529
4,195	5.750%, 6/01/36 (AMT), 144A	6/26 at 103.00	N/R	4,486,594
2,070	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US Airways Group Inc Project, Series 2010B, 8.000%, 5/01/29	5/20 at 100.00	B1	2,143,464
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Tender Option Bond Trust 2015-XF2189:
750	16.439%, 8/15/41 (Pre-refunded 8/15/21), 144A (IF) (6)	8/21 at 100.00	AA (7)	996,638
1,205	16.944%, 8/15/41 (Pre-refunded 8/15/21), 144A (IF) (6)	8/21 at 100.00	AA (7)	1,612,423
4,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A3	5,230,480
	Philadelphia Authority for Industrial Development Senior Living Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A:
1,445	5.000%, 7/01/37	7/27 at 100.00	BB	1,624,267
1,575	5.000%, 7/01/42	7/27 at 100.00	BB	1,749,825
3,605	5.000%, 7/01/49	7/27 at 100.00	BB	3,981,867
910	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown - Morrisville Project, Series 2005A, 5.625%, 7/01/35	10/19 at 100.00	Baa3	911,347
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Alliance for Progress Charter School, Series 2019A:
920	5.000%, 6/15/39	6/26 at 100.00	N/R	981,373
1,385	5.000%, 6/15/49	6/26 at 100.00	N/R	1,467,297
3,091	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36 (4)	10/19 at 100.00	N/R	30,912
2,050	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc - Esperanza Academy Charter School, Series 2013, 8.000%, 1/01/33	1/23 at 100.00	N/R	2,272,138

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006:
$ 855	6.050%, 5/01/23	10/19 at 100.00	N/R	$832,753
985	6.250%, 5/01/33	10/19 at 100.00	N/R	911,115
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Southwest Leadership Academy, Series 2017:
345	6.470%, 11/01/37	11/27 at 100.00	N/R	355,019
4,785	6.600%, 11/01/47	11/27 at 100.00	N/R	4,917,114
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Tacony Academy Charter School, Series of 2014:
1,000	6.875%, 6/15/33	6/23 at 100.00	BB+	1,117,290
6,070	7.375%, 6/15/43	6/23 at 100.00	BB+	6,810,237
3,380	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, University of the Arts, Series 2017, 5.000%, 3/15/45, 144A	3/28 at 100.00	BB+	3,607,846
	Philadelphia Hospitals and Higher Education Facilities Authoirty, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A:
1,000	5.625%, 7/01/36	7/22 at 100.00	Ba1	1,091,780
37,235	5.625%, 7/01/42	7/22 at 100.00	Ba1	40,423,433
875	Quakertown General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Pennsylvania, Series 2017C, 5.300%, 7/01/42	7/22 at 100.00	N/R	887,644
3,100	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/32	5/24 at 100.00	BB+	3,381,790
	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016:
2,000	5.000%, 6/01/36	6/26 at 100.00	BB+	2,137,600
5,145	5.000%, 6/01/46	6/26 at 100.00	BB+	5,409,299
23,970	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Series 2019A, 4.000%, 6/01/49 (UB) (6)	6/29 at 100.00	Aa3	26,687,719
	Southcentral Pennsylvania General Authority, Revenue Bonds, York Academy Regional Charter School Project, Series 2018A:
8,000	6.000%, 7/15/38, 144A	7/28 at 100.00	N/R	8,917,600
6,000	6.500%, 7/15/48, 144A	7/28 at 100.00	N/R	6,871,800
8,560	Wilkes-Barre Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series 2019, 4.000%, 4/15/54 – BAM Insured (UB) (6)	4/29 at 100.00	A2	9,413,004
634,203	Total Pennsylvania			634,549,819
	Puerto Rico – 5.9%
77,000	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 0.000%, 5/15/50	10/19 at 14.32	N/R	10,874,710
40,000	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2008A, 0.000%, 5/15/57	10/19 at 6.03	N/R	1,968,400

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Employees Retirement System of the Government of the Commonwealth of Puerto Rico, Senior Pension Funding Bonds, Series 2008B:
$ 30,000	0.000%, 7/01/28	10/19 at 57.93	D	$7,253,400
21,865	6.550%, 7/01/58 (4)	10/19 at 100.00	D	9,463,172
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
108,740	6.000%, 7/01/38	10/19 at 100.00	C	110,235,175
83,165	6.000%, 7/01/44	10/19 at 100.00	C	84,308,519
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
7,625	5.500%, 7/01/28	7/22 at 100.00	C	8,072,969
5,020	5.250%, 7/01/29	7/22 at 100.00	C	5,277,275
32,292	5.000%, 7/01/33	7/22 at 100.00	C	33,704,775
10,000	5.000%, 7/01/33	7/22 at 100.00	C	9,575,000
17,370	5.125%, 7/01/37	7/22 at 100.00	C	18,173,362
48,240	5.750%, 7/01/37	7/22 at 100.00	C	51,194,700
80,985	5.250%, 7/01/42	7/22 at 100.00	C	84,933,019
35,110	6.000%, 7/01/47	7/22 at 100.00	C	37,348,262
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY:
4	6.125%, 7/01/40 (4)	7/20 at 100.00	D	3,115
64,385	6.125%, 7/01/40 (4)	7/20 at 100.00	D	51,105,594
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2010DDD:
4,505	5.000%, 7/01/21 (4)	7/20 at 100.00	D	3,604,000
25	5.000%, 7/01/22 (4)	7/20 at 100.00	D	20,000
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A:
2,650	4.800%, 7/01/29 (4)	7/22 at 100.00	D	2,100,125
7,000	5.000%, 7/01/29 (4)	7/22 at 100.00	D	5,600,000
2	5.000%, 7/01/42 (4)	7/22 at 100.00	D	1,563
41,605	5.000%, 7/01/42 (4)	7/22 at 100.00	D	33,284,000
12,800	5.050%, 7/01/42 (4)	7/22 at 100.00	D	10,240,000
3	5.050%, 7/01/42 (4)	7/22 at 100.00	D	2,344
5,745	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.500%, 7/01/20 (4)	No Opt. Call	D	4,617,544

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT:
$ 7,110	5.000%, 7/01/20 (4)	10/19 at 100.00	D	$5,688,000
485	5.000%, 7/01/21 (4)	10/19 at 100.00	D	388,000
5,155	5.000%, 7/01/22 (4)	10/19 at 100.00	D	4,124,000
140	5.000%, 7/01/23 (4)	10/19 at 100.00	D	112,000
805	5.000%, 7/01/25 (4)	10/19 at 100.00	D	644,000
2,215	5.000%, 7/01/27 (4)	10/19 at 100.00	D	1,772,000
8,780	5.000%, 7/01/32 (4)	10/19 at 100.00	D	7,024,000
33,360	5.000%, 7/01/37 (4)	10/19 at 100.00	D	26,688,000
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV:
1,465	5.500%, 7/01/20 (4)	No Opt. Call	D	1,177,494
815	5.000%, 7/01/24 (4)	10/19 at 100.00	D	652,000
2,000	5.250%, 7/01/34 – NPFG Insured	No Opt. Call	D	2,169,760
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
1,600	5.250%, 7/01/21 (4)	7/20 at 100.00	D	1,284,000
2,420	5.250%, 7/01/23 (4)	7/20 at 100.00	D	1,942,050
525	5.250%, 7/01/25 (4)	7/20 at 100.00	D	411,469
845	5.250%, 7/01/26 (4)	7/20 at 100.00	D	678,113
610	5.250%, 7/01/27 (4)	7/20 at 100.00	D	489,525
1,165	5.250%, 7/01/28 (4)	7/20 at 100.00	D	934,913
280	5.250%, 7/01/29 (4)	7/20 at 100.00	D	224,700
170	5.250%, 7/01/30 (4)	7/20 at 100.00	D	136,425
2,750	5.250%, 7/01/31 (4)	7/20 at 100.00	D	2,206,875
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC:
280	5.000%, 7/01/21 (4)	7/20 at 100.00	D	224,000
185	5.000%, 7/01/22 (4)	7/20 at 100.00	D	148,000
1,510	4.250%, 7/01/23 (4)	7/20 at 100.00	D	1,196,675
3,225	5.000%, 7/01/24 (4)	7/20 at 100.00	D	2,580,000
2,000	4.625%, 7/01/25 (4)	10/19 at 100.00	D	1,590,000
625	5.000%, 7/01/25 (4)	10/19 at 100.00	D	500,000
30	4.750%, 7/01/26 (4)	7/20 at 100.00	D	23,850
190	5.250%, 7/01/26 (4)	10/19 at 100.00	D	152,475
3,000	5.250%, 7/01/26 (4)	10/19 at 100.00	D	2,351,250
280	5.000%, 7/01/27 (4)	7/20 at 100.00	D	224,000
8,625	5.250%, 7/01/27 (4)	7/20 at 100.00	D	6,921,562
140	5.000%, 7/01/28 (4)	7/20 at 100.00	D	112,000
2,800	5.250%, 7/01/28 (4)	7/20 at 100.00	D	2,247,000
1	5.400%, 7/01/28 (4)	10/19 at 100.00	D	775

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX:
$ 1,960	4.625%, 7/01/25 (4)	7/20 at 100.00	D	$1,558,200
215	4.750%, 7/01/26 (4)	7/20 at 100.00	D	170,925
555	5.250%, 7/01/26 (4)	7/20 at 100.00	D	445,388
135	4.875%, 7/01/27 (4)	7/20 at 100.00	D	107,325
260	5.250%, 7/01/27 (4)	7/20 at 100.00	D	208,650
4,195	5.250%, 7/01/35 (4)	10/19 at 100.00	D	3,366,487
805	5.750%, 7/01/36 (4)	7/20 at 100.00	D	648,025
43,560	5.250%, 7/01/40 (4)	7/20 at 100.00	D	34,956,900
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ:
475	5.000%, 7/01/18 (4)	No Opt. Call	N/R	369,906
1,150	5.250%, 7/01/18 (4)	No Opt. Call	N/R	897,000
135	5.000%, 7/01/19 (4)	No Opt. Call	D	105,131
125	5.000%, 7/01/20 (4)	No Opt. Call	D	100,000
590	5.250%, 7/01/20 (4)	No Opt. Call	D	473,475
60	5.250%, 7/01/21 (4)	7/20 at 100.00	D	48,150
3,350	5.250%, 7/01/22 (4)	7/20 at 100.00	D	2,688,375
1,620	5.250%, 7/01/23 (4)	7/20 at 100.00	D	1,300,050
205	5.000%, 7/01/24 (4)	7/20 at 100.00	D	164,000
10,410	5.250%, 7/01/24 (4)	7/20 at 100.00	D	8,354,025
16,800	5.250%, 7/01/25 (4)	7/20 at 100.00	D	13,482,000
210	5.000%, 7/01/26 (4)	10/19 at 100.00	D	168,000
8,915	5.250%, 7/01/26 (4)	7/20 at 100.00	D	7,154,287
215	5.000%, 7/01/28 (4)	10/19 at 100.00	D	172,000
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A:
7,975	7.000%, 7/01/33 (4)	7/23 at 100.00	D	6,579,375
3	6.750%, 7/01/36 (4)	7/23 at 100.00	Ca	2,426
6,320	6.750%, 7/01/36 (4)	7/23 at 100.00	D	5,198,200
4,555	7.000%, 7/01/40 (4)	7/23 at 100.00	D	3,757,875
2,450	7.000%, 7/01/43 (4)	7/23 at 100.00	D	2,021,250
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2016D-4-RSA-1, 7.500%, 7/01/20 (4)	No Opt. Call	N/R	835,000
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
105	5.500%, 7/01/20 (4)	10/19 at 100.00	D	84,394
2,895	5.500%, 7/01/21 (4)	10/19 at 100.00	D	2,326,856
25	5.375%, 7/01/23 (4)	10/19 at 100.00	D	20,063
510	5.375%, 7/01/24 (4)	10/19 at 100.00	D	409,275
1,755	5.250%, 7/01/25 (4)	10/19 at 100.00	D	1,408,387
3,485	5.000%, 7/01/28 (4)	10/19 at 100.00	D	2,788,000
13,315	5.250%, 7/01/33 (4)	10/19 at 100.00	D	10,685,287
28,635	5.500%, 7/01/38 (4)	10/19 at 100.00	D	23,015,381

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build America Bond Series 2010EE:
$ 3,035	5.950%, 7/01/30 (4)	7/20 at 100.00	D	$2,412,825
54,460	6.050%, 7/01/32 (4)	7/20 at 100.00	D	43,159,550
17,790	6.250%, 7/01/40 (4)	7/20 at 100.00	D	14,143,050
14,525	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Series 2010BBB, 5.400%, 7/01/28 (4)	10/19 at 100.00	D	11,456,594
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
86,904	0.000%, 7/01/46	7/28 at 41.38	N/R	23,153,857
35,242	4.750%, 7/01/53	7/28 at 100.00	N/R	36,651,934
139,419	5.000%, 7/01/58	7/28 at 100.00	N/R	147,326,846
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2018B-1:
11,648	0.000%, 7/01/46	7/28 at 41.38	N/R	3,103,377
50,220	0.000%, 7/01/51	7/28 at 30.01	N/R	9,797,420
5,619	4.750%, 7/01/53	7/28 at 100.00	N/R	5,843,760
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
99,075	4.329%, 7/01/40	7/28 at 100.00	N/R	100,806,831
22,201	4.329%, 7/01/40	7/28 at 100.00	N/R	22,533,571
5,120	4.784%, 7/01/58	7/28 at 100.00	N/R	5,325,261
	University of Puerto Rico, University System Revenue Bonds, Refunding Series 2006P:
3,265	5.000%, 6/01/20	10/19 at 100.00	C	3,273,162
3,065	5.000%, 6/01/21	10/19 at 100.00	C	3,072,662
1,930	5.000%, 6/01/22	10/19 at 100.00	C	1,932,412
830	5.000%, 6/01/23	10/19 at 100.00	C	830,000
6,955	5.000%, 6/01/24	10/19 at 100.00	C	6,946,306
7,045	5.000%, 6/01/25	10/19 at 100.00	C	7,027,387
1,865	5.000%, 6/01/26	10/19 at 100.00	C	1,858,006
8,835	5.000%, 6/01/30	10/19 at 100.00	C	8,790,825
	University of Puerto Rico, University System Revenue Bonds, Series 2006Q:
4,320	5.000%, 6/01/21	10/19 at 100.00	C	4,330,800
4,695	5.000%, 6/01/22	10/19 at 100.00	C	4,700,869
75	5.000%, 6/01/23	10/19 at 100.00	C	75,000
3,035	5.000%, 6/01/24	10/19 at 100.00	C	3,031,206
1,355	5.000%, 6/01/25	10/19 at 100.00	C	1,351,613
3,320	5.000%, 6/01/26	10/19 at 100.00	C	3,307,550
7,203	5.000%, 6/01/30	10/19 at 100.00	C	7,166,985
4,842	5.000%, 6/01/36	10/19 at 100.00	C	4,817,790
1,608,588	Total Puerto Rico			1,284,277,451

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Rhode Island – 0.2%
$ 6,050	Rhode Island Health & Educational Building Corporation, Health Facilities Revenue Bonds, Tockwotton Home, Series 2011, 8.375%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (7)	$6,572,901
	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A:
1,370	5.500%, 9/01/28 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R (7)	1,587,159
2,500	6.000%, 9/01/33 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R (7)	2,942,750
237,800	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	10/19 at 14.53	CCC+	32,131,536
247,720	Total Rhode Island			43,234,346
	South Carolina – 1.4%
	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Tender Option Bond Trust 2015-XF-0145:
510	15.697%, 5/30/22, 144A (IF) (6)	No Opt. Call	A-	839,853
500	15.804%, 5/30/22, 144A (IF) (6)	No Opt. Call	A-	821,665
1,000	15.804%, 5/30/22, 144A (IF) (6)	No Opt. Call	A-	1,591,820
	Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut Creek Improvement District, Series 2016A-2:
265	5.750%, 12/01/20, 144A	No Opt. Call	N/R	264,799
2,735	5.750%, 12/01/46, 144A	12/21 at 110.00	N/R	2,719,875
5,229	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007A, 7.750%, 11/01/39 (4)	10/19 at 100.00	N/R	1,098,090
14,058	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007B, 7.700%, 11/01/17 (4)	No Opt. Call	N/R	2,952,180
15	South Carolina Jobs Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Taxable Series 2014B, 8.000%, 11/15/19, 144A	No Opt. Call	N/R	15,015
15,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Custodial Receipts CR-086, 0.000%, 8/15/36, 144A	8/26 at 100.00	Baa1	16,900,200
8,340	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Custodial Receipts CR-087, 0.000%, 8/15/41, 144A	8/26 at 100.00	Baa1	9,294,430
2,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Series 2014, 7.750%, 11/15/45, 144A	11/24 at 100.00	N/R	2,268,720
4,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 5.250%, 8/15/46, 144A	2/25 at 100.00	BB	4,245,200
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A:
1,370	7.000%, 11/01/33	11/24 at 100.00	N/R	1,532,509
11,515	7.250%, 11/01/45	11/24 at 100.00	N/R	12,800,304
5,870	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, High Point Academy Project, Series 2018A, 5.750%, 6/15/49, 144A	12/26 at 100.00	Ba1	6,573,226
3,215	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Lowcountry Leadership Charter School Project, Series 2019A, 5.000%, 12/01/49, 144A	12/29 at 100.00	Baa3	3,654,362

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, Lutheran Homes of South Carolina Inc, Series 2013:
$ 750	5.000%, 5/01/43	5/23 at 100.00	N/R	$779,842
1,255	5.125%, 5/01/48	5/23 at 100.00	N/R	1,307,999
19,495	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Refunding & Improvement Series 2018, 4.000%, 11/01/48 (UB) (6)	5/28 at 100.00	AA-	21,388,744
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Prisma Health Obligated Group, Series 2018A:
9,985	5.000%, 5/01/43 (UB) (6)	5/28 at 100.00	A	11,772,315
8,560	5.000%, 5/01/48 (UB) (6)	5/28 at 100.00	A	10,012,546
15,055	South Carolina Jobs-Economic Development Authority, Solid Waste Recycling Facilites Revenue Bonds, Viva Recycling of South Carolina, LLC Project, Series 2012, 8.125%, 1/01/28 (AMT) (4)	1/22 at 100.00	N/R	1,957,150
	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B:
6,780	5.000%, 12/01/46 (UB) (6)	12/26 at 100.00	A-	7,941,956
7,770	5.000%, 12/01/56 (UB) (6)	12/26 at 100.00	A-	9,010,014
1,700	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Refunding Series 2012D, 5.000%, 12/01/43 (UB) (6)	6/22 at 100.00	A-	1,819,476
28,660	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50 (UB) (6)	6/25 at 100.00	A-	32,570,084
10,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/46 (UB) (6)	12/24 at 100.00	A-	11,316,100
2,185	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013E, 5.000%, 12/01/48 (UB) (6)	12/23 at 100.00	A-	2,425,809
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A:
2,575	5.000%, 12/01/49 (UB) (6)	6/24 at 100.00	A-	2,877,331
68,695	5.500%, 12/01/54 (UB) (6)	6/24 at 100.00	A-	78,269,709
4,970	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2015E, 5.250%, 12/01/55 (UB) (6)	12/25 at 100.00	A-	5,758,988
17,625	South Carolina State Ports Authority, Revenue Bonds, Series 2019B8, 4.000%, 7/01/49 (AMT) (UB) (WI/DD, Settling 10/02/19)	7/29 at 100.00	A+	19,146,919
1,500	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1, 5.000%, 12/01/37	12/23 at 100.00	N/R	1,565,700
7,990	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-2, 5.750%, 12/01/42	10/19 at 100.00	N/R	7,993,516
3,760	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-3, 5.330%, 12/01/41	10/19 at 100.00	N/R	3,761,654
294,932	Total South Carolina			299,248,100
	South Dakota – 0.1%
6,400	Lower Brule Sioux Tribe, South Dakota, Tribal Purpose Refunding Bonds, Series 2014C, 6.000%, 3/01/32, 144A	3/24 at 100.00	N/R	6,429,056

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Dakota (continued)
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Tender Option Bond Trust 2016-XG0096:
$ 2,905	14.297%, 11/01/40, 144A (IF) (6)	11/19 at 100.00	A2	$2,938,901
1,250	14.302%, 11/01/40, 144A (IF) (6)	11/19 at 100.00	A2	1,264,587
250	14.302%, 11/01/40, 144A (IF) (6)	11/19 at 100.00	A2	252,918
10,805	Total South Dakota			10,885,462
	Tennessee – 1.7%
2,000	Blount County Health and Educational Facilites Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc, Series 2016A, 5.000%, 1/01/47	1/25 at 102.00	N/R	2,109,180
	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B:
1,905	0.000%, 12/01/24, 144A	No Opt. Call	N/R	1,504,740
815	0.000%, 12/01/25, 144A	No Opt. Call	N/R	609,856
845	0.000%, 12/01/26, 144A	No Opt. Call	N/R	600,305
12,690	0.000%, 12/01/31, 144A	No Opt. Call	N/R	6,780,648
	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A:
6,650	5.000%, 12/01/35, 144A	12/26 at 100.00	N/R	6,875,967
7,220	5.125%, 12/01/42, 144A	12/26 at 100.00	N/R	7,414,723
	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1023:
2,545	14.117%, 1/01/40 (Pre-refunded 1/01/23), 144A (IF) (6)	1/23 at 100.00	BBB+ (7)	3,773,777
865	14.105%, 1/01/45 (Pre-refunded 1/01/23), 144A (IF) (6)	1/23 at 100.00	BBB+ (7)	1,282,233
2,500	14.122%, 1/01/45 (Pre-refunded 1/01/23), 144A (IF) (6)	1/23 at 100.00	BBB+ (7)	3,707,625
64,160	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 4.000%, 7/01/40 (UB) (6)	7/28 at 100.00	Baa1	69,061,183
2,000	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	Baa1	2,151,360
	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
7,230	5.250%, 5/01/25, 144A	11/24 at 100.00	N/R	6,635,477
57,375	6.000%, 5/01/34, 144A	11/24 at 100.00	N/R	50,970,803
4,485	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Serenity Towers Apartments, Series 2014A, 5.875%, 3/01/44	3/24 at 100.00	CCC	4,631,346
	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A:
3,530	5.500%, 7/01/37	7/27 at 100.00	N/R	3,929,243
4,750	5.625%, 1/01/46	7/27 at 100.00	N/R	5,259,533
13,790	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 5.625%, 6/15/47, 144A (4)	6/27 at 100.00	N/R	7,584,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$ 1,235	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017B, 6.750%, 6/15/22, 144A (4)	No Opt. Call	N/R	$679,250
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship Education Project, Series 2017E:
3,975	5.250%, 6/01/47, 144A	6/26 at 100.00	N/R	4,279,763
3,250	5.375%, 6/01/52, 144A	6/26 at 100.00	N/R	3,503,045
16,615	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46 (UB) (6)	7/26 at 100.00	A3	19,239,007
19,965	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2017A, 5.000%, 7/01/48 (UB) (6)	7/27 at 100.00	A3	23,250,041
1,450	Shelby County Health, Educational and Housing Facility Board, Tennessee, Fixed Rate Revenue Bonds, Trezevant Manor, Refunding Series 2013A, 5.375%, 9/01/41	9/23 at 100.00	N/R	1,489,774
	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A:
18,170	7.375%, 6/01/37, 144A	6/27 at 100.00	N/R	20,446,701
17,235	7.500%, 6/01/47, 144A	6/27 at 100.00	N/R	19,250,633
66,300	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	81,009,318
11,885	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place Inc Project, Series 2015A, 5.500%, 1/01/46	10/19 at 100.00	N/R	10,985,424
355,435	Total Tennessee			369,015,455
	Texas – 4.6%
4,000	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Area 1 Project, Series 2019, 6.500%, 9/01/48, 144A	9/29 at 100.00	N/R	4,208,600
3,000	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Major Improvement Area Project, Series 2019, 6.750%, 9/01/48, 144A	9/29 at 100.00	N/R	3,154,650
4,235	Anson Education Facilities Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2016A, 5.000%, 8/15/45	8/26 at 100.00	BBB-	4,729,140
	Argyle, Texas, Special Assessment Revenue Bonds, Highlands of Argyle Public Improvement District 1 Project, Series 2017:
750	5.000%, 9/01/37	9/27 at 100.00	N/R	777,743
1,470	5.250%, 9/01/47	9/27 at 100.00	N/R	1,524,831
	Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of Argyle Public Improvement District Project, Series 2018:
2,100	5.125%, 9/01/38, 144A	9/28 at 100.00	N/R	2,185,239
3,905	5.250%, 9/01/47, 144A	9/28 at 100.00	N/R	4,065,535
175	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2010A, 7.000%, 8/15/28 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (7)	183,311

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Leadership Prep School, Series 2016A:
$ 490	5.000%, 6/15/36	6/21 at 100.00	BB	$501,941
1,245	5.000%, 6/15/46	6/21 at 100.00	BB	1,269,962
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A:
1,000	5.000%, 8/15/38	8/27 at 100.00	N/R	1,060,660
1,800	5.000%, 8/15/48	8/27 at 100.00	N/R	1,885,734
900	5.000%, 8/15/53	8/27 at 100.00	N/R	939,807
2,720	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside Schools, Series 2016A, 4.625%, 8/15/46	8/21 at 100.00	BB+	2,763,928
6,250	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phase 1 Project, Series 2015, 7.250%, 9/01/45	9/23 at 103.00	N/R	6,687,687
	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2 Project, Series 2018:
1,000	5.750%, 9/01/33, 144A	9/23 at 103.00	N/R	1,051,090
3,775	6.125%, 9/01/45, 144A	9/23 at 103.00	N/R	3,967,600
5,340	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2-3 Major Improvements Project, Series 2015, 8.250%, 9/01/40	9/23 at 103.00	N/R	5,690,731
3,800	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn Ridge South Public Improvement District Project, Series 2017, 6.200%, 9/01/47, 144A	9/27 at 100.00	N/R	3,985,972
7,760	Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment Revenue Bonds, Estancia Hill Country Public Improvement District, Series 2013, 6.000%, 11/01/28	11/23 at 100.00	N/R	8,164,141
	Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment Revenue Bonds, Whisper Valley Public Improvement District Improvement Area 1, Series 2019:
1,405	4.625%, 11/01/39, 144A	11/29 at 100.00	N/R	1,460,652
2,615	4.750%, 11/01/48, 144A	11/29 at 100.00	N/R	2,716,854
	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phase 1 Project, Series 2018:
1,690	5.125%, 9/01/38, 144A	9/28 at 100.00	N/R	1,771,847
4,230	5.250%, 9/01/47, 144A	9/28 at 100.00	N/R	4,419,589
	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phases 2-7 Major Improvement Project, Series 2018:
4,230	5.500%, 9/01/38, 144A	9/28 at 100.00	N/R	4,439,385
7,480	5.625%, 9/01/48, 144A	9/28 at 100.00	N/R	7,829,017
3,065	Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-3 Project, Series 2019, 4.250%, 9/01/49, 144A (WI/DD, Settling 10/03/19)	9/29 at 100.00	N/R	3,034,135
	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014:
1,450	6.625%, 9/01/32	9/22 at 103.00	N/R	1,513,119
3,400	7.000%, 9/01/40	9/22 at 103.00	N/R	3,536,102

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 3,750	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1B Project, Series 2018, 5.250%, 9/01/44, 144A	9/28 at 100.00	N/R	$3,932,025
	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 & 3 Major improvement Project, Series 2014:
2,025	7.250%, 9/01/32	9/22 at 103.00	N/R	2,091,420
3,500	7.625%, 9/01/40	9/22 at 103.00	N/R	3,616,935
5,000	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 Project, Series 2018, 5.625%, 9/01/48, 144A	9/28 at 100.00	N/R	5,233,300
	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016:
575	4.800%, 9/01/37	9/26 at 100.00	N/R	593,061
1,000	5.250%, 9/01/46	9/26 at 100.00	N/R	1,031,510
	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1B, Series 2018:
325	5.375%, 9/01/38, 144A	9/28 at 100.00	N/R	347,032
415	5.500%, 9/01/46, 144A	9/28 at 100.00	N/R	442,979
	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Project, Series 2018:
1,120	5.625%, 9/01/38	9/28 at 100.00	N/R	1,195,107
1,700	5.750%, 9/01/47	9/28 at 100.00	N/R	1,813,390
1,100	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, Series 2015, 5.875%, 9/01/40	9/20 at 103.00	N/R	1,138,511
	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 2-9 Major improvement Project, Series 2015:
1,750	6.000%, 9/01/30	9/22 at 103.00	N/R	1,842,208
5,000	6.250%, 9/01/40	9/22 at 103.00	N/R	5,266,650
3,115	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 1 Project, Series 2017, 6.125%, 9/01/46	9/27 at 100.00	N/R	3,293,614
1,245	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 2 Major Improvement Project, Series 2017, 6.125%, 9/01/46	9/27 at 100.00	N/R	1,295,933
5,895	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45	3/23 at 103.00	N/R	6,170,532
10,455	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015, 8.250%, 9/01/40	3/23 at 103.00	N/R	10,925,161
	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 1 Project, Series 2016:
700	5.000%, 9/01/36, 144A	9/22 at 103.00	N/R	723,478
1,650	5.250%, 9/01/46, 144A	9/22 at 103.00	N/R	1,708,361
1,555	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 6.250%, 9/01/45	9/24 at 100.00	N/R	1,645,610
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2013, 5.000%, 1/01/42	1/23 at 100.00	Baa2	1,085,820

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010:
$ 2,225	0.000%, 1/01/28	No Opt. Call	Baa1	$1,838,050
4,000	0.000%, 1/01/29	No Opt. Call	Baa1	3,218,240
20,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.750%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (7)	21,320,400
6,000	City Of Celina, Collin and Denton Counties, Texas, Special Assessment Revenue Bonds, The Columns Public Improvement District Project, Series 2018, 6.250%, 9/01/48, 144A	9/28 at 100.00	N/R	6,270,420
	City of Shenandoah, Montgomery County, Texas, Special Assessment Revenue Bonds, Metropark Public Improvement District, Series 2018:
1,835	5.600%, 9/01/38	9/28 at 100.00	N/R	1,907,978
3,015	5.700%, 9/01/47	9/28 at 100.00	N/R	3,136,565
7,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc-Raul Yzaguirre School for Success, Refunding Series 2009A, 9.000%, 2/15/38	10/19 at 100.00	B	7,516,050
900	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A, 4.400%, 12/01/47	12/22 at 100.00	BBB-	928,440
3,065	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2014A, 4.600%, 12/01/49	12/24 at 100.00	BBB-	3,224,656
	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016:
1,490	6.250%, 9/01/35	9/23 at 103.00	N/R	1,558,689
3,500	6.500%, 9/01/46	9/23 at 103.00	N/R	3,652,880
1,200	Comal County, Texas, Special Assessment Revenue Bonds, Crossings Public Improvement District, Series 2017, 5.000%, 9/01/46	9/27 at 100.00	N/R	1,275,660
6,050	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H Wood Jr Public Charter District, Inspire Academies, Series 2013A, 6.500%, 8/15/43	8/23 at 100.00	BBB-	6,782,655
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
870	6.625%, 9/01/31	9/23 at 100.00	N/R	1,023,581
7,010	6.375%, 9/01/42	9/23 at 100.00	N/R	8,028,343
9,175	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BBB-	10,113,327
	Fate, Rockwall County, Texas, Special Assessment Revenue Bonds, Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series 2019:
1,000	4.000%, 8/15/39, 144A	8/27 at 100.00	N/R	1,010,740
1,825	4.250%, 8/15/49, 144A	8/27 at 100.00	N/R	1,844,400
	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Series 2014:
1,400	6.500%, 9/01/36	3/20 at 103.00	N/R	1,448,622
2,000	6.750%, 9/01/43	3/20 at 103.00	N/R	2,066,340
3,500	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc Project, Series 2012A RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa3	3,701,740
3,775	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc Project, Series 2012B, 4.750%, 11/01/42	11/22 at 100.00	Baa3	3,987,079

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 2,530	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (AMT)	10/19 at 100.00	B3	$2,544,370
	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase 13-16 Project, Refunding & Improvement Series 2017:
1,200	4.500%, 9/01/37	9/27 at 100.00	N/R	1,244,448
1,260	5.000%, 9/01/44	9/27 at 100.00	N/R	1,334,189
	Hackberry, Texas, Special Assessment Revenue Bonds, Rivendale by the Lake Public Improvement District 2 Phases 4-6, Series 2017:
1,530	4.625%, 9/01/37	9/27 at 100.00	N/R	1,599,952
2,345	5.000%, 9/01/47	9/27 at 100.00	N/R	2,478,196
2,500	Harris County Cultural Education Facilities Finance Corporation, Texas, First Mortgage Revenue Bonds, Brazos Presbyterian Homes, Inc Project, Series 2013B, 7.000%, 1/01/43 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB- (7)	2,939,350
600	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/53 – AGM Insured	11/31 at 33.96	A2	145,674
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
1,400	0.000%, 11/15/23 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	1,306,228
475	0.000%, 11/15/23 – NPFG Insured	No Opt. Call	BB+	432,222
2,270	0.000%, 11/15/25 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	2,040,412
13,760	0.000%, 11/15/25 – NPFG Insured	No Opt. Call	BB+	11,878,458
520	0.000%, 11/15/26 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	458,364
4,400	0.000%, 11/15/26	No Opt. Call	BB+	3,694,064
355	0.000%, 11/15/27 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	305,698
4,645	0.000%, 11/15/27	No Opt. Call	BB+	3,782,377
480	0.000%, 11/15/28 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	403,968
11,595	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	BB+	9,129,207
125	0.000%, 11/15/29 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	102,919
10,400	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	BB+	7,863,232
2,070	0.000%, 11/15/30 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	1,660,906
12,645	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	BB+	9,175,844
5,000	0.000%, 11/15/31 – NPFG Insured	No Opt. Call	BB+	3,480,700
1,910	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	BB+	1,265,184
2,075	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	BB+	1,212,236
35	0.000%, 11/15/35	11/31 at 78.18	BB+	19,204
4,160	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	BB+	2,141,942
1,525	0.000%, 11/15/37 – NPFG Insured	11/31 at 69.08	BB+	736,179
1,930	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	BB+	874,232
1,130	0.000%, 11/15/39 – NPFG Insured	11/31 at 60.98	BB+	479,662
10,045	0.000%, 11/15/40 – NPFG Insured	11/31 at 57.27	BB+	3,994,997
17,665	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	BB+	6,581,802
1,840	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G, 0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	A-	745,421

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3:
$ 100	0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	BB	$57,042
605	0.000%, 11/15/32 – NPFG Insured	11/24 at 62.71	BB	325,000
1,420	0.000%, 11/15/33 – NPFG Insured	11/24 at 59.10	BB	718,222
25	0.000%, 11/15/34 – NPFG Insured (Pre-refunded 11/15/24)	11/24 at 55.69	Baa2 (7)	12,748
190	0.000%, 11/15/34 – NPFG Insured	11/24 at 55.69	BB	90,467
555	0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	BB	248,718
3,535	0.000%, 11/15/38 – NPFG Insured (Pre-refunded 11/15/24)	11/24 at 43.83	Baa2 (7)	1,418,489
6,465	0.000%, 11/15/38 – NPFG Insured	11/24 at 43.83	BB	2,412,673
8,430	0.000%, 11/15/39 (Pre-refunded 11/15/24)	11/24 at 41.26	Baa2 (7)	3,184,517
9,245	0.000%, 11/15/39	11/24 at 41.26	BB	3,244,718
	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A:
1,180	0.000%, 11/15/34 – NPFG Insured	11/30 at 78.27	A2	724,508
27,155	0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	A2	12,950,491
10,750	0.000%, 11/15/40 – NPFG Insured	11/30 at 54.04	A2	4,509,195
	Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public Improvement District 5 Improvement Area 1 Project, Series 2019:
1,025	4.125%, 9/01/39, 144A	9/29 at 100.00	N/R	1,034,533
1,450	4.375%, 9/01/49, 144A	9/29 at 100.00	N/R	1,463,326
9,190	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 7.000%, 9/15/45	9/25 at 100.00	N/R	9,686,168
7,335	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	10/19 at 100.00	N/R	7,335,587
7,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc - Terminal Improvement Project, Refunding Series 2011, 6.625%, 7/15/38 (AMT)	7/21 at 100.00	Ba3	7,516,250
7,500	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/35 (AMT)	7/25 at 100.00	BB	8,405,025
2,650	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)	7/24 at 100.00	Ba3	2,971,047
35,720	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012, 8.250%, 7/01/32	7/22 at 100.00	N/R	36,966,271
	Justin, Denton County, Texas, Special Assessment Revenue Bonds, Timberbrook Public Improvement District 1 Improvement Area 1 Project, Series 2018:
1,315	5.000%, 9/01/38, 144A	9/28 at 100.00	N/R	1,375,569
1,175	5.375%, 9/01/38, 144A	9/28 at 100.00	N/R	1,228,251
1,930	5.125%, 9/01/47, 144A	9/28 at 100.00	N/R	2,019,861
1,770	5.500%, 9/01/47, 144A	9/28 at 100.00	N/R	1,851,084

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public Improvement District Improvement Area 1 Project, Series 2019:
$ 1,000	4.625%, 9/01/39, 144A	9/29 at 100.00	N/R	$1,034,550
1,180	4.750%, 9/01/44, 144A	9/29 at 100.00	N/R	1,220,521
1,000	Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public Improvement District 1 Improvement Area 1 Project, Series 2019, 4.875%, 9/01/44, 144A	9/29 at 100.00	N/R	1,018,470
	Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public Improvement District Area 1 Project, Series 2019:
1,015	4.250%, 9/15/39, 144A	9/29 at 100.00	N/R	1,006,880
1,570	4.500%, 9/15/49, 144A	9/29 at 100.00	N/R	1,567,394
1,270	Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public Improvement District Major Improvement Area Project, Series 2019, 5.000%, 9/15/49, 144A	9/29 at 100.00	N/R	1,268,006
2,765	Leander, Texas, Special Assessment Revenue Bonds, Crystal Springs Public Improvement District Project, Series 2018, 5.300%, 9/01/48, 144A	9/28 at 100.00	N/R	2,894,817
1,100	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Northern Improvement Area Major Improvement Project, Series 2017, 5.375%, 9/01/47, 144A	9/26 at 100.00	N/R	1,133,528
3,900	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Southern Improvement Area Project, Series 2017, 5.000%, 9/01/47, 144A	9/26 at 100.00	N/R	4,009,941
	Leander, Texas, Special Assessment Revenue Bonds, Oak Creek Public Improvement District, Series 2014:
775	5.750%, 9/01/38	10/19 at 103.00	N/R	787,183
750	5.875%, 9/01/44	10/19 at 103.00	N/R	762,270
	Liberty Hill, Williamson County, Texas, Special Assessment Revenue Bonds, Liberty Parke Public Improvement District Master Improvement Area Project, Series 2017:
505	5.125%, 9/01/27, 144A	No Opt. Call	N/R	517,726
2,165	6.000%, 9/01/46, 144A	9/27 at 100.00	N/R	2,271,799
1,125	Liberty Hill, Williamson County, Texas, Special Assessment Revenue Bonds, Liberty Parke Public Improvement District Neighborhood Improvement Area 1 Project, Series 2017, 5.375%, 9/01/46, 144A	9/26 at 100.00	N/R	1,178,123
	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Phase I, Refunding & Improvement Series 2018:
95	0.000%, 9/01/22, 144A	No Opt. Call	N/R	85,472
6,655	5.250%, 9/01/44, 144A	9/28 at 100.00	N/R	6,997,932
5,175	Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe Public Improvement District 2 Phase 1-1A Project, Series 2017, 6.000%, 9/01/47, 144A	9/27 at 100.00	N/R	5,396,231
	Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe Public Improvement District 2 Phase 2-3 Project, Series 2018:
725	5.750%, 9/01/38, 144A	9/28 at 100.00	N/R	773,901
1,350	5.875%, 9/01/47, 144A	9/28 at 100.00	N/R	1,440,558
1,500	Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside Estates Public Improvement District 2 Project, Series 2017, 5.000%, 9/01/47, 144A	9/27 at 100.00	N/R	1,549,410

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Little Elm,Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Improvement Area 2 Project, Refunding & Improvement Series 2018:
$ 70	0.000%, 9/01/20, 144A	No Opt. Call	N/R	$67,506
70	0.000%, 9/01/21, 144A	No Opt. Call	N/R	64,720
70	0.000%, 9/01/22, 144A	No Opt. Call	N/R	61,962
70	0.000%, 9/01/23, 144A	No Opt. Call	N/R	59,195
12,350	5.750%, 9/01/48, 144A	9/28 at 100.00	N/R	13,018,135
	Little Elm,Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Major Improvement Area Project, Refunding Series 2018:
125	0.000%, 9/01/20, 144A	No Opt. Call	N/R	120,223
125	0.000%, 9/01/21, 144A	No Opt. Call	N/R	114,924
125	0.000%, 9/01/22, 144A	No Opt. Call	N/R	109,704
125	0.000%, 9/01/23, 144A	No Opt. Call	N/R	104,498
125	0.000%, 9/01/24, 144A	No Opt. Call	N/R	99,440
125	0.000%, 9/01/25, 144A	No Opt. Call	N/R	94,370
6,300	6.750%, 9/01/48, 144A	9/28 at 100.00	N/R	6,626,529
1,755	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Gregg Ranch Public Improvement District Major Improvement Area Project, Series 2019, 5.750%, 9/01/49, 144A	9/29 at 100.00	N/R	1,796,172
1,670	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Gregg Ranch Public Improvement District Neighborhood Improvement Area 1 Project, Series 2019, 5.250%, 9/01/49, 144A	9/29 at 100.00	N/R	1,710,113
	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Public Improvement District Phase 1, Series 2015:
500	5.375%, 9/15/35	9/20 at 103.00	N/R	519,740
395	5.500%, 9/15/40	9/20 at 103.00	N/R	410,445
	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma Public Improvement District Improvement Area 2 Project, Series 2019:
1,170	4.250%, 9/15/39, 144A	9/29 at 100.00	N/R	1,200,572
1,860	4.375%, 9/15/49, 144A	9/29 at 100.00	N/R	1,899,897
	Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public Improvement District Phase 1 Project, Series 2018:
850	5.250%, 9/01/38, 144A	9/28 at 100.00	N/R	900,193
1,595	5.375%, 9/01/48, 144A	9/28 at 100.00	N/R	1,678,530
1,510	5.625%, 9/01/48, 144A	9/28 at 100.00	N/R	1,579,898
	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District Project, Series 2019:
1,000	5.750%, 9/15/39, 144A	9/29 at 100.00	N/R	1,023,550
2,300	6.000%, 9/15/49, 144A	9/29 at 100.00	N/R	2,353,544
15,235	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	16,551,913
19,595	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, CarbonLITE Recycling, LLC Project, Series 2016, 6.500%, 12/01/33, 144A (AMT)	12/23 at 103.00	N/R	20,314,136

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 17,430	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45, 144A (AMT) (4)	1/26 at 102.00	N/R	$15,687,000
	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2018A:
1,595	5.625%, 8/15/39, 144A	8/24 at 100.00	N/R	1,746,956
3,340	5.750%, 8/15/49, 144A	8/24 at 100.00	N/R	3,647,046
	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2019A:
470	5.000%, 8/15/39, 144A	8/24 at 100.00	N/R	499,563
1,020	5.000%, 8/15/49, 144A	8/24 at 100.00	N/R	1,075,294
	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Compass Academy Charter School Inc, Series 2016A:
2,095	5.000%, 8/01/36, 144A	8/21 at 100.00	BB+	2,159,924
6,005	5.000%, 8/01/46, 144A	8/21 at 100.00	BB+	6,160,950
8,500	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2016A, 5.000%, 8/15/46, 144A	8/21 at 100.00	BB	8,692,780
	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2017A:
1,975	5.000%, 8/15/37, 144A	8/21 at 100.00	BB	2,028,443
3,085	5.125%, 8/15/47, 144A	8/21 at 100.00	BB	3,161,323
4,305	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series 2018, 5.500%, 7/01/54	7/24 at 103.00	N/R	4,557,660
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communites Senior Living Langford Project, Series 2016:
670	5.375%, 11/15/36	11/26 at 100.00	N/R	720,538
1,000	5.500%, 11/15/46	11/26 at 100.00	N/R	1,064,040
2,000	5.500%, 11/15/52	11/26 at 100.00	N/R	2,120,580
7,260	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, LLC-Texas A&M University-Corpus Christi Project, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	BBB-	7,109,573
1,490	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - San Antonio 1, LLC - Texas A&M University - San Antonio Project,, 5.000%, 4/01/48	4/26 at 100.00	BBB-	1,572,486
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A:
1,840	5.000%, 7/01/24	No Opt. Call	CCC	1,725,920
13,600	5.000%, 7/01/35	7/25 at 100.00	CCC	12,751,496
115,200	5.000%, 7/01/47	7/25 at 100.00	CCC	108,004,608
1,800	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015B, 4.375%, 7/01/21	No Opt. Call	CCC	1,713,024

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 9,965	New Hope Cultural Educational Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Children's Health Systems of Texas Project, Series 2017A, 4.000%, 8/15/40 (UB) (6)	8/27 at 100.00	Aa2	$11,023,682
	Newark Higher Education Finance Corporation, Texas, Education Revenue Bonds, Austin Achieve Public Schools, Inc, Series 2017A:
1,000	5.000%, 6/15/37	6/22 at 100.00	N/R	1,036,740
1,950	5.000%, 6/15/42	6/22 at 100.00	N/R	2,011,990
3,000	5.250%, 6/15/48	6/22 at 100.00	N/R	3,108,990
43,310	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Refunding Series 2019, 4.000%, 12/15/58 (UB) (WI/DD, Settling 10/02/19)	12/29 at 100.00	A+	48,184,107
1,475	Oak Point, Denton County, Texas, Special Assessment Revenue Bonds, Wildridge Public Imporvement District 1 Improvement Area 2 Project, Series 2018, 4.500%, 9/01/48, 144A	9/25 at 100.00	N/R	1,522,864
	Ponder, Texas, Special Assessment Revenue Bonds, Public Improvement District 1 Estates at Remington Park, Series 2017:
500	5.000%, 9/01/45	9/27 at 100.00	N/R	531,175
865	5.000%, 9/01/47	9/27 at 100.00	N/R	917,730
	Pottsboro Higher Education Finance Corporation, Texas, Education Revenue Bonds, Imagine International Academy of North Texas, LLC, Series 2016A:
655	5.000%, 8/15/36	8/26 at 100.00	N/R	707,859
1,000	5.000%, 8/15/46	8/26 at 100.00	N/R	1,063,210
	Princeton, Texas, Special Assessment Revenue Bonds, Arcadia Farms Public Improvement District Phase 8 & 9 Project, Series 2019:
540	4.250%, 9/01/39, 144A	9/29 at 100.00	N/R	554,504
704	4.375%, 9/01/49, 144A	9/29 at 100.00	N/R	721,354
	Princeton, Texas, Special Assessment Revenue Bonds, Brookside Public Improvement District Phase 1 Project, Series 2019:
655	4.875%, 9/01/39	9/29 at 100.00	N/R	683,774
1,000	5.000%, 9/01/49	9/29 at 100.00	N/R	1,043,660
6,705	Princeton, Texas, Special Assessment Revenue Bonds, Crossroads Public Improvement District Major improvement Project, Series 2018, 6.500%, 9/01/48, 144A	9/28 at 100.00	N/R	7,065,796
	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 1 Project, Series 2019:
1,500	4.500%, 9/01/39, 144A	9/29 at 100.00	N/R	1,492,140
2,080	4.750%, 9/01/49, 144A	9/29 at 100.00	N/R	2,066,771
	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 2-6 Major Improvement Project, Series 2019:
1,000	5.500%, 9/01/39, 144A	9/29 at 100.00	N/R	995,160
2,000	5.750%, 9/01/49, 144A	9/29 at 100.00	N/R	1,988,580
3,605	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.125%, 2/01/39	2/24 at 100.00	Ba1	3,819,461

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc, Series 2012:
$ 6,280	7.000%, 12/15/32 (4)	12/21 at 100.00	N/R	$4,160,500
3,800	7.250%, 12/15/42 (4)	12/21 at 100.00	N/R	2,517,500
14,375	7.250%, 12/15/47 (4)	12/21 at 100.00	N/R	9,523,437
4,290	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crestview Project, Series 2011A, 8.000%, 11/15/46 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (7)	4,878,159
3,300	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 7.750%, 11/15/44	11/24 at 100.00	N/R	3,912,843
485	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016, 6.000%, 9/15/46	3/24 at 102.00	N/R	490,922
	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Parkside Village Publifc improvement District Project, Series 2019:
1,425	4.125%, 9/15/39, 144A	9/29 at 100.00	N/R	1,420,169
2,160	4.375%, 9/15/49, 144A	9/29 at 100.00	N/R	2,151,014
2,700	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Publifc improvement District Improvement Area 1 Project, Series 2017, 5.000%, 9/15/48, 144A	9/27 at 100.00	N/R	2,820,555
4,200	Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Publifc improvement District Major Improvement Area Project, Series 2017, 5.250%, 9/15/48, 144A	9/27 at 100.00	N/R	4,337,634
	San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special Assessment Revenue Bonds, San Marcos Trace Public Improvement District Series 2019:
3,800	5.750%, 9/01/39, 144A	9/28 at 100.00	N/R	4,217,924
5,000	5.750%, 9/01/48, 144A	9/28 at 100.00	N/R	5,263,150
100	Sanger Industrial Development Corporation, Texas, Industrial Development Revenue Bonds, Texas Pellets Inc Project, Refunding Series 2012B, 8.000%, 7/01/38 (AMT) (4)	7/22 at 100.00	N/R	25,000
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, Series 2017A:
240	6.625%, 11/15/37	5/27 at 100.00	N/R	278,789
5,875	6.750%, 11/15/47	5/27 at 100.00	N/R	6,772,524
5,865	6.750%, 11/15/52	5/27 at 100.00	N/R	6,740,527
1,755	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, MRC Methodist Retirement Communities Stevenson Oaks Project, Series 2018, 10.000%, 3/15/23, 144A	10/19 at 100.00	N/R	1,755,246
4,500	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2007, 5.750%, 11/15/37 (4)	10/19 at 100.00	D	3,150,000
3,140	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2014, 5.625%, 11/15/41 (4)	11/24 at 100.00	D	2,198,000

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2015A:
$ 705	5.250%, 11/15/35 (4)	11/25 at 100.00	D	$493,500
4,025	5.500%, 11/15/45 (4)	11/25 at 100.00	D	2,817,500
2,075	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, CC Young Memorial Home Project, Series 2009A, 8.000%, 2/15/38	2/20 at 100.00	N/R	2,106,996
	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, CC Young Memorial Home Project, Series 2016A:
1,000	6.375%, 2/15/48	2/27 at 100.00	N/R	1,117,100
1,000	6.375%, 2/15/52	2/27 at 100.00	N/R	1,114,440
2,995	Texas City Industrial Development Corporation, Texas, Industrial Development Revenue Bonds, NRG Energy, inc Project, Fixed Rate Series 2012, 4.125%, 12/01/45	2/25 at 100.00	Baa3	3,111,146
100	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/22	No Opt. Call	A-	110,677
1,900	Texas Private Activity Bond Surface Transporation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39	12/19 at 100.00	BBB-	1,926,961
	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility, Series 2013:
6,665	7.000%, 12/31/38 (AMT)	9/23 at 100.00	Baa3	7,852,770
3,660	6.750%, 6/30/43 (AMT)	9/23 at 100.00	Baa3	4,263,205
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
8,550	7.500%, 6/30/32	6/20 at 100.00	Baa3	8,970,916
2,715	7.500%, 6/30/33	6/20 at 100.00	Baa3	2,847,601
10,400	7.000%, 6/30/40	6/20 at 100.00	Baa3	10,844,496
3,040	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	10/19 at 100.00	BB-	3,047,934
12,578	Texas State Affordable Housing Corporation Multifamily Housing Revenue Bonds, Peoples El Shaddai Village and St James Manor Apartments Project, Series 2016, 4.850%, 12/01/56, 144A	1/34 at 100.00	N/R	13,588,643
3,470	Town Of Hickory Creek, Denton County, Texas, Special Assessment Revenue Bonds, Hickory Creek Public Improvement District, Series 2018, 5.625%, 9/01/47	9/28 at 100.00	N/R	3,645,929
5,500	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.125%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	BBB+ (7)	5,834,565
1,653	Viridian Municipal Management District, Texas, Assessment Revenue Bonds, Series 2017, 4.250%, 12/01/44	12/25 at 100.00	N/R	1,691,482
4,000	Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds, Tessera on Lake Travis Public Improvement District Improvement Area #2 Project, Series 2018, 5.000%, 9/01/47	9/27 at 100.00	N/R	4,126,400

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015:
$ 3,025	6.125%, 9/01/35	9/25 at 100.00	N/R	$3,136,138
2,755	6.250%, 9/01/40	9/25 at 100.00	N/R	2,859,359
7,045	6.375%, 9/01/45	9/25 at 100.00	N/R	7,355,825
1,046,695	Total Texas			984,178,739
	Utah – 0.3%
11,315	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, 144A (AMT)	12/27 at 100.00	N/R	11,342,609
900	Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds, Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23 (AMT)	No Opt. Call	N/R	975,384
2,000	Utah Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012, 6.550%, 7/15/42	7/22 at 100.00	BBB-	2,151,340
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A:
1,730	6.500%, 10/15/33	10/19 at 100.00	BB+	1,735,052
2,650	6.750%, 10/15/43	10/19 at 100.00	BB+	2,657,287
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Leadership Learning Academy Project, Series 2019A:
1,705	5.000%, 6/15/39, 144A (WI/DD, Settling 10/07/19)	6/29 at 102.00	N/R	1,825,884
1,670	5.000%, 6/15/50, 144A (WI/DD, Settling 10/07/19)	6/29 at 102.00	N/R	1,754,302
5,145	Utah Charter School Finance Authority, Charter School Revenue Bonds, Summit Academy High School, Series 2011A, 8.500%, 5/15/41 (Pre-refunded 5/15/21)	5/21 at 100.00	N/R (7)	5,718,050
5,180	Utah Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Refunding Series 2017A, 5.250%, 7/15/38, 144A	7/27 at 100.00	BB	5,652,675
	Utah Charter School Finance Authority, Revenue Bonds, Ronald Eilson Reagan Academy Project, Refunding Series 2016A:
815	5.000%, 2/15/36, 144A	2/26 at 100.00	BB	875,554
1,705	5.000%, 2/15/46, 144A	2/26 at 100.00	BB	1,803,890
2,580	Utah Charter School Finance Authority, Utah, Charter School Revenue Bonds, Spectrum Academy Project, Series 2015, 6.000%, 4/15/45, 144A	4/20 at 100.00	BB+	2,608,148
11,315	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2016B, 4.000%, 5/15/47 (UB) (6)	5/24 at 100.00	AA+	12,051,041
3,000	Utah Infrastructure Agency, Telecommunications and Franchise Tax Revenue, Series 2017A, 5.000%, 10/15/40	10/27 at 100.00	BBB-	3,247,260
51,710	Total Utah			54,398,476
	Virgin Islands – 1.2%
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A:
600	4.000%, 10/01/22	No Opt. Call	N/R	591,000
5,185	5.000%, 10/01/32	10/22 at 100.00	N/R	5,172,038

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virgin Islands (continued)
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C:
$ 3,835	5.000%, 10/01/19	No Opt. Call	N/R	$3,835,000
2,500	5.000%, 10/01/20	No Opt. Call	N/R	2,506,125
16,050	5.000%, 10/01/24	No Opt. Call	N/R	16,130,250
8,250	5.000%, 10/01/30	10/24 at 100.00	N/R	8,250,000
40,815	5.000%, 10/01/39	10/24 at 100.00	N/R	40,432,155
500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2012C, 5.000%, 10/01/42	10/22 at 100.00	N/R	492,500
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A:
7,625	5.000%, 10/01/24	No Opt. Call	N/R	7,663,125
1,200	5.000%, 10/01/29	10/24 at 100.00	N/R	1,201,500
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2009A-1:
15	5.000%, 10/01/24	10/19 at 100.00	Caa2	15,038
225	5.000%, 10/01/29	10/19 at 100.00	Caa2	225,281
525	5.000%, 10/01/39	10/19 at 100.00	Caa2	525,331
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A:
16,100	5.000%, 10/01/25	10/20 at 100.00	Caa2	16,160,375
11,845	5.000%, 10/01/29	10/20 at 100.00	Caa2	11,896,881
4,746	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24	No Opt. Call	Caa2	4,798,396
2,971	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	10/19 at 100.00	Caa2	2,976,585
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A:
2,545	5.000%, 10/01/27	10/22 at 100.00	Caa2	2,554,544
17,870	5.000%, 10/01/32	10/22 at 100.00	Caa2	17,937,012
7,585	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39	10/19 at 100.00	Caa3	7,585,000
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B:
12,620	5.000%, 10/01/25	10/20 at 100.00	Caa3	12,620,000
20,780	5.250%, 10/01/29	10/20 at 100.00	Caa3	20,883,900
1,520	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22	10/19 at 100.00	Caa3	1,523,800
	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A:
2,600	6.750%, 10/01/19	No Opt. Call	Caa3	2,600,000
11,870	6.625%, 10/01/29	10/19 at 100.00	Caa3	11,929,943
36,185	6.750%, 10/01/37	10/19 at 100.00	Caa3	36,279,081

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virgin Islands (continued)
$ 20,000	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, BANS Series 2018B, 7.000%, 7/01/20, 144A	No Opt. Call	N/R	$20,015,600
	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A:
65	5.000%, 7/01/22	10/19 at 100.00	Caa3	63,685
20	5.000%, 7/01/25	10/19 at 100.00	Caa3	19,100
975	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	10/19 at 100.00	Caa3	904,313
257,622	Total Virgin Islands			257,787,558
	Virginia – 1.3%
24,250	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B, 6.350%, 11/01/44	11/24 at 100.00	N/R	22,640,042
	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B:
2,133	6.250%, 3/01/18 (4)	No Opt. Call	N/R	1,279,800
5,307	6.600%, 3/01/25 (4)	10/19 at 100.00	N/R	3,184,200
9,572	6.750%, 3/01/34 (4)	10/19 at 100.00	N/R	5,743,200
1,074	Celebrate Virginia South Community Development Authority, Special Assessment Revenue Bonds, Celebrate Virginia South Project, Series 2006, 6.250%, 3/01/37 (4)	3/20 at 100.00	N/R	724,950
	Cherry Hill Community Development Authority, Virginia, Special Assesment Bonds, Potomac Shores Project, Series 2015:
1,100	5.150%, 3/01/35, 144A	3/25 at 100.00	N/R	1,161,545
1,865	5.400%, 3/01/45, 144A	3/25 at 100.00	N/R	1,970,447
11,230	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2013, 7.250%, 3/01/43	3/23 at 100.00	N/R	12,163,438
6,675	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, 144A	3/25 at 100.00	N/R	6,981,649
	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Revenue Bonds, Vinson Hall LLC, Series 2013A:
5,600	5.000%, 12/01/42	12/23 at 100.00	BBB+	6,078,520
5,265	5.000%, 12/01/47	12/23 at 100.00	BBB+	5,704,154
28,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48 (UB) (6)	5/28 at 100.00	Aa2	31,019,800
20,000	Industrial Development Authority of the City of Newport News, Virginia, Health System Revenue Bonds, Riverside Health System, Series 2017A, 5.000%, 7/01/46, 144A	7/27 at 100.00	N/R	22,225,600
5,825	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A	3/25 at 100.00	N/R	6,036,972
	Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra Health Obligated Group, Refunding Series 2017A:
9,065	4.000%, 1/01/47 (UB) (6)	1/27 at 100.00	A3	9,660,752
5,000	5.000%, 1/01/47 (UB) (6)	1/27 at 100.00	A3	5,847,450

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B:
$ 2,450	0.000%, 10/01/27 – AGC Insured	No Opt. Call	A3	$2,032,054
4,810	0.000%, 10/01/32 – AGC Insured	No Opt. Call	A3	3,342,661
9,400	0.000%, 10/01/38 – AGC Insured	No Opt. Call	BBB+	5,117,172
4,600	0.000%, 10/01/39 – AGC Insured	No Opt. Call	BBB+	2,410,768
7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44	10/28 at 100.00	BBB+	9,379,300
55,695	Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B, 4.000%, 11/01/48 (UB) (6)	11/28 at 100.00	AA	61,952,333
1,000	Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk Retirement Community, Inc, Harbor's Edge Project, Series 2019A, 5.000%, 1/01/49	1/24 at 104.00	N/R	1,087,750
	Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds, Fort Norfolk Retirement Community, Inc - Harbor's Edge Project, Refunding Series 2014:
5,000	5.000%, 1/01/46	1/25 at 100.00	N/R	5,331,700
5,250	5.375%, 1/01/46	1/25 at 100.00	N/R	5,717,827
3,320	Richmond Redevelopment and Housing Authority, Virginia, Multi-Family Housing Revenue Bonds, American Tobacco Apartments, Series 2017, 5.550%, 1/01/37, 144A	1/27 at 100.00	N/R	3,520,661
11,065	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	10/19 at 100.00	B-	11,100,187
2,400	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A	7/25 at 100.00	Ba2	2,574,192
10,585	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45, 144A	7/25 at 100.00	Ba2	11,353,259
8,220	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A	4/28 at 112.76	N/R	9,808,762
1,655	Virginia Small Business Financing Authority, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48 (Mandatory Put 7/01/38), 144A (AMT)	7/23 at 100.00	B	1,766,564
274,411	Total Virginia			278,917,709
	Washington – 1.6%
1,050	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	1,094,152
	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A:
2,225	5.000%, 12/01/30	12/25 at 100.00	N/R	2,371,983
5,795	5.000%, 12/01/38	12/25 at 100.00	N/R	6,056,354
	King County Public Hospital District 4, Washington, Hospital Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A:
1,500	6.000%, 12/01/35	12/25 at 100.00	N/R	1,597,890
5,500	6.250%, 12/01/45	12/25 at 100.00	N/R	5,843,805

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
$ 1,060	5.500%, 6/01/27 (AMT)	10/19 at 100.00	N/R	$1,061,749
3,660	5.600%, 6/01/37 (AMT)	10/19 at 100.00	N/R	3,664,721
600	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	743,400
21,950	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A, 4.000%, 5/01/43 (AMT) (UB) (6)	5/27 at 100.00	A+	24,014,617
5,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019, 4.000%, 4/01/44 (AMT) (UB) (6)	4/29 at 100.00	A+	5,545,850
21,525	Port of Tacoma, Washington, Revenue Bonds, Refunding Series 2016B, 5.000%, 12/01/43 (AMT) (UB) (6)	12/26 at 100.00	AA-	25,288,216
4,830	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	10/19 at 100.00	N/R	4,852,894
71,700	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32, 144A (AMT)	1/28 at 100.00	N/R	73,815,867
12,040	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2018, 7.250%, 1/01/32, 144A (AMT)	1/28 at 100.00	N/R	12,193,390
	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2019A:
34,710	7.500%, 1/01/32 (AMT), 144A	1/28 at 100.00	N/R	35,677,021
8,095	7.650%, 1/01/32 (AMT), 144A (WI/DD, Settling 10/03/19)	1/28 at 100.00	N/R	8,391,682
11,000	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Series 2017B, 4.000%, 8/15/41 (UB) (6)	2/28 at 100.00	AA-	12,086,470
	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bonds Trust 2015-XF1018:
500	13.884%, 8/15/40, 144A (IF) (6)	8/25 at 100.00	AA-	824,195
2,125	13.884%, 8/15/45, 144A (IF) (6)	8/25 at 100.00	AA-	3,448,620
13,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2014D, 5.000%, 10/01/38 (UB) (6)	10/24 at 100.00	AA-	14,887,990
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0132:
1,640	15.918%, 10/01/41, 144A (IF) (6)	10/24 at 100.00	AA-	2,767,320
1,060	15.918%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA-	1,772,935
600	15.918%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA-	1,003,548
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0148:
3,740	13.321%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA-	5,750,325
2,500	13.332%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA-	3,845,150
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0150:
630	13.332%, 10/01/42, 144A (IF) (6)	10/22 at 100.00	AA-	853,430
1,510	13.359%, 10/01/42, 144A (IF) (6)	10/22 at 100.00	AA-	2,045,068
785	13.578%, 10/01/42, 144A (IF) (6)	10/22 at 100.00	AA-	1,062,066

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$ 13,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2017A, 5.000%, 10/01/47 (UB) (6)	10/27 at 100.00	Aa2	$15,534,610
	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Childrens Hospital, Tender Option Bond Trust 2015-XF0153:
2,500	13.147%, 10/01/40, 144A (IF) (6)	10/20 at 100.00	Aa2	2,806,800
3,685	13.242%, 10/01/40, 144A (IF) (6)	10/20 at 100.00	Aa2	4,137,076
1,750	13.245%, 10/01/40, 144A (IF) (6)	10/20 at 100.00	Aa2	1,964,760
945	13.133%, 10/01/42, 144A (IF) (6)	10/22 at 100.00	Aa2	1,275,098
935	13.445%, 10/01/42, 144A (IF) (6)	10/22 at 100.00	Aa2	1,262,035
1,125	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bond Trust 2016-XG0051, 13.459%, 8/15/42, 144A (IF) (6)	8/22 at 100.00	AA-	1,465,560
	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health & Services Project, Tender Option Bond Trust 2016-XF0392:
1,520	14.312%, 10/01/39 (Pre-refunded 4/01/20), 144A (IF) (6)	4/20 at 100.00	AA- (7)	1,625,108
1,875	14.426%, 10/01/39, 144A (IF)	4/20 at 100.00	AA-	2,004,769
13,394	Washington State Housing Finance Commission, Multifamily Revenue Bonds, Greentree Village Homes Project, Series 2008, 5.264%, 2/01/26, 144A	No Opt. Call	N/R	13,998,599
1,705	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45, 144A	7/25 at 100.00	N/R	1,840,684
	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A:
2,085	6.500%, 10/01/32, 144A	10/22 at 100.00	N/R	2,239,394
18,225	6.750%, 10/01/47, 144A	10/22 at 100.00	N/R	19,627,414
1,000	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct, Refunding Series 2016A, 5.000%, 1/01/31, 144A	1/25 at 102.00	BB	1,132,850
2,660	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	1/23 at 100.00	BBB-	2,799,703
1,500	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, Series 2014A, 7.500%, 1/01/49, 144A	1/24 at 100.00	N/R	1,724,550
308,234	Total Washington			337,999,718
	West Virginia – 0.3%
7,368	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44	12/23 at 100.00	N/R	7,710,686
	Glenville State College, West Virginia, Revenue Bonds, Refunding & Improvement Series 2017:
2,500	5.000%, 6/01/37	6/27 at 100.00	N/R	2,631,425
5,500	5.250%, 6/01/47	6/27 at 100.00	N/R	5,808,330
3,325	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc, Series 2013, 6.500%, 7/01/33	7/23 at 100.00	Ba3	3,633,128

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	West Virginia (continued)
	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A:
$ 4,745	5.500%, 6/01/37, 144A	6/27 at 100.00	N/R	$5,233,545
12,885	5.750%, 6/01/43, 144A	6/27 at 100.00	N/R	14,243,594
	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc, Series 2008:
13,180	6.500%, 10/01/38 (4)	10/19 at 100.00	N/R	8,303,400
22,445	6.750%, 10/01/43 (4)	10/19 at 100.00	N/R	14,140,350
71,948	Total West Virginia			61,704,458
	Wisconsin – 6.2%
15,700	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32	12/27 at 100.00	N/R	15,953,712
7,135	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Chattahoochee Hills Project, Series 2017A, 5.875%, 6/15/47, 144A	6/27 at 100.00	N/R	7,354,687
205	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Chattahoochee Hills Project, Taxable Series 2017B, 5.750%, 6/15/21, 144A	No Opt. Call	N/R	205,767
5,195	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 5.125%, 2/01/46, 144A	2/26 at 100.00	N/R	5,395,008
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2017A:
1,000	5.000%, 6/15/37, 144A	6/24 at 100.00	N/R	1,032,890
1,630	5.125%, 6/15/47, 144A	6/24 at 100.00	N/R	1,683,105
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A:
1,090	5.125%, 5/01/36, 144A	5/26 at 100.00	N/R	1,114,056
3,445	5.250%, 5/01/46, 144A	5/26 at 100.00	N/R	3,504,220
3,030	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 6.000%, 7/15/42	7/22 at 100.00	BBB-	3,262,189
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Mallard Creek STEM Academy, North Carolina, Series 2019:
3,780	5.125%, 6/15/39, 144A	6/26 at 100.00	N/R	3,886,520
6,280	5.250%, 6/15/49, 144A	6/26 at 100.00	N/R	6,452,574
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Mountain Island Charter School, North Carolina, Series 2017B:
1,000	5.000%, 7/01/47	7/24 at 100.00	BBB-	1,082,700
1,000	5.000%, 7/01/52	7/24 at 100.00	BBB-	1,077,550
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A:
13,455	5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	13,568,291
40,715	5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	39,987,016

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Phoenix Academy Charter School, North Carolina, Series 2017A:
$ 3,320	5.625%, 6/15/37, 144A	6/24 at 100.00	N/R	$3,376,540
17,350	5.875%, 6/15/47, 144A	6/24 at 100.00	N/R	17,629,161
3,010	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Pine Lake Preparatory, North Carolina, Series 2015, 5.500%, 3/01/45, 144A	3/25 at 100.00	BB+	3,262,750
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A:
1,000	5.375%, 7/01/35, 144A	7/25 at 100.00	N/R	1,051,560
1,590	5.625%, 7/01/45, 144A	7/25 at 100.00	N/R	1,667,274
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Thomas Jefferson Classical Academy of Mooresboro, North Carolina, Series 2011:
660	7.000%, 7/01/31	10/19 at 100.00	BBB-	661,069
500	7.125%, 7/01/42	10/19 at 100.00	BBB-	500,740
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A:
2,875	5.500%, 6/15/37, 144A	6/27 at 100.00	N/R	2,935,318
6,225	5.625%, 6/15/47, 144A	6/27 at 100.00	N/R	6,347,072
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc of North Carolina, Series 2012A:
1,100	6.000%, 10/01/32	10/22 at 100.00	Baa3	1,207,844
4,275	6.200%, 10/01/42	10/22 at 100.00	Baa3	4,672,019
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc of North Carolina Project, Series 2014A:
1,740	5.000%, 10/01/34	10/22 at 100.00	Baa3	1,848,767
1,085	5.125%, 10/01/45	10/22 at 100.00	Baa3	1,146,389

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
$ 393	0.000%, 1/01/47, 144A	No Opt. Call	N/R	$13,841
343	0.000%, 1/01/48, 144A	No Opt. Call	N/R	12,009
338	0.000%, 1/01/49, 144A	No Opt. Call	N/R	11,736
327	0.000%, 1/01/50, 144A	No Opt. Call	N/R	11,282
322	0.000%, 1/01/51, 144A	No Opt. Call	N/R	11,025
418	0.000%, 1/01/52, 144A	No Opt. Call	N/R	14,240
412	0.000%, 1/01/53, 144A	No Opt. Call	N/R	13,974
398	0.000%, 1/01/54, 144A	No Opt. Call	N/R	13,437
390	0.000%, 1/01/55, 144A	No Opt. Call	N/R	13,092
382	0.000%, 1/01/56, 144A	No Opt. Call	N/R	12,755
18,942	5.500%, 7/01/56, 144A	3/28 at 100.00	N/R	18,438,055
423	0.000%, 1/01/57, 144A	No Opt. Call	N/R	14,063
412	0.000%, 1/01/58, 144A	No Opt. Call	N/R	13,636
401	0.000%, 1/01/59, 144A	No Opt. Call	N/R	13,217
393	0.000%, 1/01/60, 144A	No Opt. Call	N/R	12,894
387	0.000%, 1/01/61, 144A	No Opt. Call	N/R	12,659
376	0.000%, 1/01/62, 144A	No Opt. Call	N/R	12,255
368	0.000%, 1/01/63, 144A	No Opt. Call	N/R	11,943
360	0.000%, 1/01/64, 144A	No Opt. Call	N/R	11,632
354	0.000%, 1/01/65, 144A	No Opt. Call	N/R	11,415
382	0.000%, 1/01/66, 144A	No Opt. Call	N/R	12,258
4,599	0.000%, 1/01/67, 144A	No Opt. Call	N/R	147,123

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$ 177	0.000%, 1/01/46, 144A	No Opt. Call	N/R	$6,269
174	0.000%, 1/01/47, 144A	No Opt. Call	N/R	6,134
173	0.000%, 1/01/48, 144A	No Opt. Call	N/R	6,045
172	0.000%, 1/01/49, 144A	No Opt. Call	N/R	5,961
169	0.000%, 1/01/50, 144A	No Opt. Call	N/R	5,837
185	0.000%, 1/01/51, 144A	No Opt. Call	N/R	6,356
4,826	3.750%, 7/01/51, 144A	3/28 at 100.00	N/R	4,346,700
184	0.000%, 1/01/52, 144A	No Opt. Call	N/R	6,277
182	0.000%, 1/01/53, 144A	No Opt. Call	N/R	6,157
180	0.000%, 1/01/54, 144A	No Opt. Call	N/R	6,083
178	0.000%, 1/01/55, 144A	No Opt. Call	N/R	5,969
175	0.000%, 1/01/56, 144A	No Opt. Call	N/R	5,857
174	0.000%, 1/01/57, 144A	No Opt. Call	N/R	5,788
172	0.000%, 1/01/58, 144A	No Opt. Call	N/R	5,679
170	0.000%, 1/01/59, 144A	No Opt. Call	N/R	5,614
169	0.000%, 1/01/60, 144A	No Opt. Call	N/R	5,551
167	0.000%, 1/01/61, 144A	No Opt. Call	N/R	5,446
165	0.000%, 1/01/62, 144A	No Opt. Call	N/R	5,386
163	0.000%, 1/01/63, 144A	No Opt. Call	N/R	5,285
162	0.000%, 1/01/64, 144A	No Opt. Call	N/R	5,225
161	0.000%, 1/01/65, 144A	No Opt. Call	N/R	5,168
158	0.000%, 1/01/66, 144A	No Opt. Call	N/R	5,070
2,057	0.000%, 1/01/67, 144A	No Opt. Call	N/R	65,806
30,000	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public Improvement District Project, Series 2017, 7.000%, 3/01/47, 144A	3/27 at 100.00	N/R	30,851,400
	Public Finance Authority of Wisconsin, Education Revenue Bonds, Carolina International School, Series 2018A:
1,030	5.250%, 8/01/38, 144A	8/28 at 100.00	BB+	1,134,597
1,240	5.500%, 8/01/48, 144A	8/28 at 100.00	BB+	1,368,427
	Public Finance Authority of Wisconsin, Education Revenue Bonds, North Carolina Leadership Academy, Series 2019A:
540	5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	573,075
455	5.000%, 6/15/54, 144A	6/26 at 100.00	N/R	479,443
1,945	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Capitol Encore Academy, Series 2019A, 5.500%, 6/01/49, 144A	6/27 at 102.00	N/R	1,952,080
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2016A:
1,000	5.000%, 8/01/36, 144A	8/26 at 100.00	N/R	1,048,840
3,000	5.125%, 8/01/46, 144A	8/26 at 100.00	N/R	3,128,730

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 1,900	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, The ASK Academy Project, Series 2015A, 6.000%, 2/01/45	2/25 at 100.00	N/R	$1,944,973
11,685	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (AMT)	11/24 at 100.00	N/R	12,926,648
5,270	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)	8/26 at 100.00	N/R	5,490,497
1,725	Public Finance Authority of Wisconsin, Healthcare Facility Expansion Revenue Bonds, Church Homes of Hartford Inc Project, Refunding Series 2015A, 5.000%, 9/01/38, 144A	9/24 at 100.00	BB	1,856,980
	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A:
8,500	6.250%, 8/01/27, 144A	No Opt. Call	N/R	9,719,070
52,400	6.750%, 8/01/31, 144A	No Opt. Call	N/R	62,586,560
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
49,365	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	59,255,771
58,500	6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	69,427,800
298,150	7.000%, 12/01/50, 144A	12/27 at 100.00	N/R	358,063,242
16,910	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A, 6.500%, 9/01/48	9/28 at 100.00	N/R	17,675,854
3,400	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Taxable Series 2018B, 6.750%, 9/01/29	9/28 at 100.00	N/R	3,559,528
	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A:
3,100	6.250%, 10/01/31, 144A	10/27 at 100.00	N/R	3,444,813
10,000	6.850%, 10/01/47, 144A	10/27 at 100.00	N/R	11,085,400
4,700	7.000%, 10/01/47, 144A	10/27 at 100.00	N/R	5,259,112
1,000	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A	10/27 at 100.00	N/R	1,060,240
3,000	Public Finance Authority of Wisconsin, Revenue Bonds, Delray Beach Radiation Therapy Center, Subordinate Series 2017B, 8.500%, 11/01/46, 144A	11/26 at 100.00	N/R	2,850,000
	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc, Series 2017A:
4,795	5.000%, 12/01/27	No Opt. Call	BBB-	5,312,285
4,590	5.200%, 12/01/37	12/27 at 100.00	BBB-	5,366,582
7,940	5.350%, 12/01/45	12/27 at 100.00	BBB-	9,253,514
	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A:
25,790	6.950%, 7/01/38, 144A	7/28 at 100.00	N/R	28,301,688
44,880	7.000%, 7/01/48, 144A	7/28 at 100.00	N/R	48,665,628
	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012:
4,475	5.500%, 4/01/32	4/22 at 100.00	BB	4,736,698
4,250	5.750%, 4/01/42	4/22 at 100.00	BB	4,483,028

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 4,410	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.875%, 4/01/45	4/25 at 100.00	BB	$4,924,956
	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Refunding Series 2017A:
8,800	5.200%, 6/01/37	6/23 at 104.00	N/R	9,225,920
19,410	5.300%, 6/01/47	6/23 at 104.00	N/R	20,345,950
7,895	5.375%, 6/01/52	6/23 at 104.00	N/R	8,287,460
7,000	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2016, 6.000%, 6/01/49, 144A	6/22 at 104.00	N/R	7,495,110
	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary's Woods at Marylhurst Inc, Series 2017A:
1,015	5.250%, 5/15/42, 144A	5/25 at 102.00	BB	1,140,424
1,335	5.250%, 5/15/47, 144A	5/25 at 102.00	BB	1,494,826
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1:
4,105	6.125%, 1/01/33, 144A	1/28 at 100.00	N/R	4,360,372
19,230	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	20,326,110
68,670	6.375%, 1/01/48, 144A	1/28 at 100.00	N/R	72,700,242
21,625	Public Finance Authority of Wisconsin, Taxable Revenue Bonds, Vonore Fiber Products Sustainable Packaging Project, Green Bonds, Series 2019, 0.000%, 6/01/29, 144A	7/22 at 100.00	N/R	21,759,724
500	Public Finance Authority, Educational Revenue Bonds, Wisconsin, Wilson Preparatory Academy, Series 2019A, 5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	525,810
15,410	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 5.000%, 6/15/48, 144A	6/26 at 100.00	BBB-	17,054,401
31,340	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine - COCA Escrow Fund, Taxable Series 2019, 1.792%, 12/01/26, 144A	12/25 at 100.00	N/R	17,750,976
16,250	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine, Senior Series 2019A-1, 5.500%, 12/01/48, 144A	12/28 at 100.00	CC	16,065,238
5,000	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine, Subordinate Series 2019B, 0.000%, 12/01/48, 144A	12/24 at 103.00	N/R	2,883,450
2,500	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine, Taxable Senior Series 2019A-2, 7.250%, 12/01/48, 144A	12/28 at 100.00	CC	2,476,375
14,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2013B-1, 4.000%, 11/15/43 (UB)	11/28 at 100.00	Aa2	15,516,480
3,955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust 2015-XF2044, 13.168%, 11/15/41 (Pre-refunded 11/15/21), 144A (IF) (6)	11/21 at 100.00	Aa2 (7)	5,050,970
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc, Tender Option Bond Trust 2016-XG0072, 13.703%, 4/15/35 (Pre-refunded 4/15/23), 144A (IF) (6)	4/23 at 100.00	Aa3 (7)	3,868,200
1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (7)	1,263,673
2,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc, Tender Option Bond Trust 2016-XL0008, 14.756%, 8/15/37 (Pre-refunded 2/15/20), 144A (IF) (6)	2/20 at 100.00	N/R (7)	2,913,625

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Tender Option Bond Trust 2015-XF1028:
$ 2,500	13.336%, 11/15/44, 144A (IF) (6)	11/22 at 100.00	A1	$3,235,450
380	13.336%, 11/15/44, 144A (IF) (6)	11/22 at 100.00	A1	491,788
750	13.336%, 11/15/44, 144A (IF) (6)	11/22 at 100.00	A1	970,635
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc, Series 2011A:
1,000	5.750%, 5/01/35 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (7)	1,069,060
3,925	6.000%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (7)	4,210,701
2,130	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rocket Education Obligated Group, Series 2017C, 5.250%, 6/01/40, 144A	6/26 at 100.00	N/R	2,301,103
8,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Agnesian HealthCare, Inc, Series 2017, 4.000%, 7/01/47 (UB) (6)	7/27 at 100.00	A+	9,118,885
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Refunding Series 2017:
1,850	5.000%, 8/01/37	8/24 at 103.00	N/R	2,003,624
1,900	5.000%, 8/01/39	8/24 at 103.00	N/R	2,050,708
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Children's Hospital of Wisconsin, Inc, Series 2017:
10,000	4.000%, 8/15/42 (UB) (6)	8/27 at 100.00	Aa3	10,925,200
10,000	4.000%, 8/15/47 (UB) (6)	8/27 at 100.00	Aa3	10,861,600
9,990	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/42 (UB) (6)	2/26 at 100.00	A-	11,315,573
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc, Series 2014:
1,650	5.500%, 5/01/34	5/24 at 100.00	N/R	1,790,465
2,635	5.750%, 5/01/39	5/24 at 100.00	N/R	2,876,313
10,115	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2018A, 4.300%, 11/01/53 (UB) (6)	11/27 at 100.00	Aa3	11,046,693
	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012A:
2,545	8.375%, 6/01/37 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (7)	3,003,558
42,870	8.625%, 6/01/47 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (7)	51,034,591
1,228,203	Total Wisconsin			1,333,837,734
$ 28,849,891	Total Municipal Bonds (cost $23,593,296,773)			25,187,000,102

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.8%
	Commercial Services & Supplies – 0.0%
$ 2,981	EWM P1 LLC (cash 13.750%, PIK 1.250%) (4), (8)	15.000%	9/01/28	N/R	$1,775,407
1,523	EWM P1 LLC (4), (8)	15.000%	9/01/28	N/R	753,510
4,504	Total Commercial Services & Supplies				2,528,917
	Electric Utilities – 0.1%
11,125	Talen Energy Supply LLC	6.500%	6/01/25	B3	8,455,000
3,760	Talen Energy Supply LLC	7.250%	5/15/27	Ba3	3,821,288
14,300	Talen Energy Supply LLC	6.625%	1/15/28	Ba3	14,049,750
29,185	Total Electric Utilities				26,326,038
	Metals & Mining – 0.5%
13,045	AK Steel Corporation	7.625%	10/01/21	B-	12,849,325
25,400	AK Steel Corporation	7.500%	7/15/23	B1	25,527,000
14,250	AK Steel Corporation	6.375%	10/15/25	B-	12,148,125
76,759	AK Steel Corporation	7.000%	3/15/27	B-	65,724,894
1,000	United States Steel Corp	6.250%	3/15/26	B3	840,000
130,454	Total Metals & Mining				117,089,344
	Non-US Agency – 0.0%
5,000	Mashantucket Western Pequot Tribe (cash 6.350%, PIK 1.000%) (4)	7.350%	7/01/26	N/R	775,000
	Real Estate Management & Development – 0.2%
2,400	Zilkha Biomass Selma LLC	5.000%	8/01/28	N/R	2,551,257
26,000	Zilkha Biomass Selma LLC	10.000%	8/01/38	N/R	28,156,566
28,400	Total Real Estate Management & Development				30,707,823
$ 197,543	Total Corporate Bonds (cost $177,104,477)				177,427,122

Shares	Description (1)	Value
	COMMON STOCKS – 0.4%
	Airlines – 0.4%
3,000,000	American Airlines Group Inc (10)	$ 80,910,000
	Chemicals – 0.0%
3,839	Ingevity Corporation (11), (12)	325,701
	Containers & Packaging – 0.0%
23,041	Westrock Co (13)	839,844
	Total Common Stocks (cost $43,592,165)	82,075,545
	Total Long-Term Investments (cost $23,813,993,415)	25,446,502,769

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.7%
	MUNICIPAL BONDS – 0.7%
	National – 0.3%
$ 60,000	JPMorgan Chase Putters / Drivers Trust Various States, Minnesota, Variable Rate Demand Obligations, Series 5027, 1.840%, 6/01/21 (AMT) (Mandatory Put 11/14/19), 144A (14)	No Opt. Call	F1+	$ 60,000,000
	Georgia – 0.0%
238	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Variable Rate Demand Obligations, Series 2016, 6.500%, 3/31/17 (4), (8)	No Opt. Call	N/R	262,232
	Massachusetts – 0.0%
6,830	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Variable Rate Demand Obligations, Series 2008U-6C, 1.250%, 10/01/42 (Mandatory Put 11/14/19) (14)	11/19 at 100.00	VMIG-1	6,830,000
	New York – 0.2%
50,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Variable Rate Demand Obligations, Series 2008BB-1, 1.420%, 6/15/39 (Mandatory Put 11/14/19) (14)	11/19 at 100.00	A-1	50,000,000
	Ohio – 0.1%
10,415	Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Variable Rate Demand Obligations, Series 2013-B1, 1.370%, 1/01/39 (Mandatory Put 11/14/19) (14)	11/19 at 100.00	A-1	10,415,000
	Texas – 0.1%
23,880	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, Methodist Hospital System, Variable Rate Demand Obligations, Series 2008A-1, 1.400%, 12/01/41 (Mandatory Put 11/14/19) (14)	11/19 at 100.00	A-1+	23,880,000
	Vermont – 0.0%
2,000	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc Project, Variable Rate Demand Obligations, Series 2013, 4.625%, 4/01/36 (AMT) (Mandatory Put 4/03/28), 144A (14)	No Opt. Call	B	2,279,340
$ 153,363	Total Short-Term Investments (cost $153,363,215)			153,666,572
	Total Investments (cost $23,967,356,630) – 118.3%			25,600,169,341
	Floating Rate Obligations – (20.0)%			(4,334,018,000)
	Other Assets Less Liabilities – 1.7% (15)			372,008,223
	Net Assets – 100%			$21,638,159,564

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	Short	(9,713)	12/19	$(1,165,157,056)	$(1,157,288,778)	$ 7,868,278	$455,297
U.S. Treasury 10-Year Note	Short	(9,484)	12/19	(1,250,876,057)	(1,235,883,750)	14,992,307	740,937
Total				$(2,416,033,113)	$(2,393,172,528)	$22,860,585	$1,196,234

Total receivable for variation margin on futures contracts	$1,196,234
Total payable for variation margin on futures contracts	$( —)

Credit Default Swaps - OTC Uncleared
Counterparty	Referenced Entity	Buy/Sell Protection (16)	Current Credit Spread (17)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.	City of Chicago	Sell	1.32%	$90,000,000	1.000%	Quarterly	6/21/21	$(450,126)	$(3,542,678)	$3,092,552
Citigroup Global Markets Inc.	City of Chicago	Sell	1.61	5,000,000	1.000	Quarterly	6/20/22	(74,019)	(217,151)	143,132
Citigroup Global Markets Inc.	City of Chicago	Sell	2.36	5,000,000	1.000	Quarterly	6/20/24	(251,135)	(339,048)	87,913
Citigroup Global Markets Inc.	City of Chicago	Sell	2.50	5,000,000	1.000	Quarterly	12/20/24	(296,097)	(313,255)	17,158
Citigroup Global Markets Inc.	City of Chicago	Sell	3.02	10,000,000	1.000	Quarterly	12/20/27	(1,001,919)	(978,503)	(23,416)
Citigroup Global Markets Inc.	City of Chicago	Sell	3.07	60,000,000	1.000	Quarterly	6/20/28	(6,313,508)	(6,453,905)	140,397
Total				$175,000,000				$(8,386,804)	$(11,844,540)	$3,457,736
Total credit default swaps premiums paid									$ —	—
Total credit default swaps premiums received									$(11,844,540)	—
Total unrealized appreciation on credit default swaps									—	$3,481,152
Total unrealized depreciation on credit default swaps									—	$(23,416)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 3 - Investment Valuation and Fair Value Measurements for more information.
(9)	Principal Amount (000) rounds to less than $1,000.
(10)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(11)	Common Stock received as part of spin-off from WestRock Company.
(12)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(13)	Common Stock received as part of the bankruptcy settlement for Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, coupon 7.450%, Maturity 3/01/24.
(14)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(15)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
(16)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(17)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives. Inverse Floating Rate Securities for more information.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Short Duration High Yield Municipal Bond Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TEM INVESTMENTS – 100.6%
	MUNICIPAL BONDS – 99.4%
	Alabama – 1.4%
$ 10,170	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co Project, Series 1993, 6.450%, 12/01/23 (AMT)	10/19 at 100.00	B1	$10,323,364
4,445	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co Project, Series 1994, 6.450%, 12/01/23 (AMT)	10/19 at 100.00	B1	4,512,031
2,445	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 5.350%, 9/01/27, 144A	9/25 at 100.00	N/R	2,660,160
23,140	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018B-1, 2.094%, 12/01/48 (Mandatory Put 12/02/19) (UB) (4)	9/23 at 100.00	A3	22,908,831
5,750	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013A, 5.500%, 10/01/53 – AGM Insured	10/23 at 102.00	BB+	6,628,887
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 5.000%, 10/01/22	No Opt. Call	BB	1,095,400
1,345	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/31	No Opt. Call	A3	1,708,553
7,665	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	8,084,659
6,500	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Refunding Bonds, MeadWestvaco Coated Board Project, Series 2012A, 4.125%, 5/15/35 (AMT)	11/22 at 100.00	BBB	6,680,050
15,000	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Libor Index Rate Series 2018B, 2.094%, 4/01/49 (Mandatory Put 12/02/19) (UB) (4)	1/24 at 100.00	A3	14,951,850
6,645	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	7,434,227
84,105	Total Alabama			86,988,012
	Alaska – 0.1%
1,880	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, 4.000%, 1/01/28 (AMT)	7/25 at 100.00	Baa2	1,971,405
3,320	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	10/19 at 100.00	B3	3,325,279
5,200	Total Alaska			5,296,684
	Arizona – 2.8%
	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 2015-XF2050:
1,500	2.647%, 1/01/37, 144A (IF) (4)	12/19 at 100.00	AA-	1,400,550
3,000	2.682%, 1/01/37, 144A (IF) (4)	12/19 at 100.00	AA-	2,801,100
1,500	2.682%, 1/01/37, 144A (IF) (4)	12/19 at 100.00	AA-	1,400,550
3,000	2.682%, 1/01/37, 144A (IF) (4)	12/19 at 100.00	AA-	2,801,100

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017A:
$ 350	4.000%, 7/01/21, 144A	No Opt. Call	BB	$357,581
500	5.000%, 7/01/26, 144A	No Opt. Call	BB	564,885
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017D:
1,000	4.000%, 7/01/27, 144A	No Opt. Call	BB	1,072,210
500	5.000%, 7/01/37, 144A	7/27 at 100.00	BB	552,985
1,030	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017G, 5.000%, 7/01/37, 144A	7/27 at 100.00	BB	1,139,149
1,545	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Pinecrest Academy of Nevada-Sloan Canyon Project, Refunding Series 2018A, 5.500%, 9/15/28, 144A	9/23 at 105.00	BB+	1,656,611
1,100	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2017B, 4.000%, 3/01/27, 144A	No Opt. Call	BB+	1,161,963
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2018B:
750	4.500%, 7/01/24, 144A	No Opt. Call	BB	784,155
1,000	5.000%, 7/01/29, 144A	1/27 at 100.00	BB	1,096,570
3,025	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Southwest Las Vegas Nevada Campus, Series 2018, 5.250%, 7/01/22, 144A	10/19 at 101.00	N/R	3,037,312
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence - Parker Colorado Campus Project, Series 2019A:
765	4.500%, 7/01/29, 144A (WI/DD, Settling 10/01/19)	7/26 at 101.00	N/R	793,068
2,635	5.000%, 7/01/39, 144A (WI/DD, Settling 10/01/19)	7/26 at 101.00	N/R	2,738,266
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence Projects, Series 2017A:
1,000	4.375%, 7/01/29, 144A	7/22 at 101.00	N/R	1,028,590
750	5.000%, 7/01/32, 144A	7/22 at 101.00	N/R	778,192
375	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Mater Academy of Nevada - Mountain Vista Campus Project, Series 2018A, 4.750%, 12/15/28, 144A	12/26 at 100.00	BB	409,088
1,575	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada ? Horizon, Inspirada, and St Rose Campus Projects, Series 2018A, 5.000%, 7/15/28, 144A	7/26 at 100.00	BB+	1,759,102
2,520	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus Academy Project, Series 2018A, 5.850%, 6/01/29, 144A	6/28 at 100.00	N/R	2,668,932
2,025	Arizona Industrial Development Authority, Multifamily Housing Revenue Bonds, Bridgewater Avondale Project, Series 2017, 4.750%, 1/01/28	7/25 at 101.00	N/R	2,048,105
515	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014, 5.000%, 7/15/24, 144A	No Opt. Call	N/R	574,668
1,230	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2015, 4.000%, 7/15/25, 144A	No Opt. Call	N/R	1,266,556

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$ 223	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 4.375%, 7/01/25, 144A	7/24 at 100.00	N/R	$231,753
1,600	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Benjamin Franklin Charter School Projects, Series 2018A, 4.800%, 7/01/28, 144A	No Opt. Call	Ba2	1,780,992
2,465	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016, 3.500%, 7/01/26, 144A	No Opt. Call	BB+	2,568,801
9,000	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019C, 1.890%, 9/01/48 (Mandatory Put 11/14/19) (SIFMA reference rate + 0.80% spread) (5)	9/23 at 100.00	A2	9,032,130
6,400	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019B, 1.470%, 1/01/35 (Mandatory Put 11/14/19) (SIFMA reference rate + 0.38% spread) (5)	4/22 at 100.00	AA-	6,413,312
6,915	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2016A, 4.000%, 7/01/25, 144A	No Opt. Call	BB	7,356,246
345	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Candeo Schools, Inc Project, Series 2013, 6.000%, 7/01/23	No Opt. Call	BBB-	373,252
1,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Eagle College Prep Project, Series 2013A, 5.000%, 7/01/33	7/22 at 100.00	BB+	1,041,840
140	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 5.200%, 7/01/22 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (6)	147,139
4,465	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools East Mesa and Cadence, Nevada Campuses, Series 2017A, 4.000%, 7/01/22, 144A	10/19 at 101.00	N/R	4,467,858
3,190	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Phoenix/East Mesa and Cadence, Nevada Campuses, Series 2017B, 4.000%, 7/01/22, 144A	10/19 at 101.00	N/R	3,190,797
1,250	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A, 5.750%, 7/01/24, 144A	No Opt. Call	Ba1	1,346,637
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015:
4,445	4.000%, 7/01/25, 144A	No Opt. Call	Ba1	4,593,063
1,360	5.000%, 7/01/45, 144A	7/25 at 100.00	Ba1	1,446,360
850	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leman Academy of Excellence - Oro Valley Project, Series 2018A, 4.625%, 7/01/28, 144A	7/22 at 101.00	N/R	880,940
205	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leman Academy of Excellence - Oro Valley Project, Series 2019A, 5.000%, 7/01/39, 144A	7/22 at 101.00	N/R	211,191
14,260	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc Project, Series 2014, 5.000%, 2/01/24	No Opt. Call	B+	14,555,325
2,270	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42	6/22 at 100.00	A3	2,420,773
395	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014, 6.000%, 5/01/24	No Opt. Call	N/R	418,925

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$ 1,870	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 4.375%, 7/01/26	No Opt. Call	BB-	$1,844,979
730	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014, 6.250%, 3/01/24	No Opt. Call	N/R	755,703
1,605	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leading Edge Academy Maricopa Charter School Project, Series 2013, 7.750%, 12/01/43	12/25 at 100.00	N/R	1,815,865
980	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A, 7.500%, 2/01/25	2/24 at 100.00	N/R	1,061,075
1,600	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.125%, 2/01/28, 144A	No Opt. Call	N/R	1,742,896
540	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019, 4.125%, 7/01/29	7/25 at 100.00	N/R	548,262
725	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2013Q, 4.500%, 7/01/20	No Opt. Call	Baa3	737,543
	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2016R:
4,515	4.000%, 7/01/26	No Opt. Call	Baa3	4,837,822
5,510	5.000%, 7/01/31	7/26 at 100.00	Baa3	6,333,965
1,505	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools ? Mesa Project, Series 2015A, 4.000%, 12/15/24, 144A	No Opt. Call	BB	1,544,085
100	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	BBB+	134,900
650	Show Low Bluff Community Facilities District, Show Low, Arizona, Special Assessment Bonds, Area One, Series 2007, 5.600%, 7/01/31, 144A	10/19 at 100.00	N/R	616,694
369	Southside Community Facilities District 1, Prescott Valley, Arizona, Special Assessment Revenue Bonds, Series 2008, 7.250%, 7/01/32	10/19 at 100.00	N/R	226,201
1,500	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A, 5.500%, 10/01/27, 144A	No Opt. Call	N/R	1,705,695
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017B:
42,000	4.700%, 10/01/24, 144A	4/21 at 100.00	N/R	43,081,080
9,000	5.350%, 10/01/25, 144A	10/21 at 100.00	N/R	9,408,780
408	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 5.750%, 7/01/22	10/19 at 100.00	N/R	408,098
655	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Refunding Series 2015A, 3.900%, 9/01/24, 144A	No Opt. Call	BB+	669,443
500	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2013A, 5.000%, 8/01/20	No Opt. Call	A2	515,015
168,730	Total Arizona			174,356,723
	Arkansas – 0.1%
6,195	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	B	6,666,935

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arkansas (continued)
$ 1,400	Arkansas Development Finance Authority, Revenue Bonds, Baptist Memorial Health Care, Refunding Series 2015B3, 2.640%, 9/01/44 (Mandatory Put 11/14/19) (SIFMA reference rate + 1.55% spread) (5)	3/22 at 100.00	BBB+	$ 1,420,650
7,595	Total Arkansas			8,087,585
	California – 7.6%
2,120	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (6)	2,264,308
	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A:
2,440	5.000%, 3/01/21	No Opt. Call	Ba3	2,501,439
6,395	5.000%, 3/01/26	No Opt. Call	Ba3	7,043,389
7,215	5.000%, 3/01/31	3/26 at 100.00	Ba3	7,966,081
7,565	5.250%, 3/01/36	3/26 at 100.00	Ba3	8,354,710
1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2016-XG0019, 3.611%, 10/01/31, 144A (IF) (4)	10/26 at 100.00	AA	1,184,500
1,700	Blythe Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Refunding Series 2015, 5.000%, 5/01/25	No Opt. Call	N/R	1,955,408
3,000	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	3,434,460
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
6,240	5.250%, 6/01/21	10/19 at 100.00	A2	6,342,523
20,060	5.450%, 6/01/28	10/19 at 100.00	B2	20,417,269
2,575	5.600%, 6/01/36	10/19 at 100.00	B2	2,596,553
	California Educational Facilities Authority, Revenue Bonds, Loma Linda University Series 2017A:
625	5.000%, 4/01/28	4/27 at 100.00	Baa1	778,694
475	5.000%, 4/01/29	4/27 at 100.00	Baa1	590,249
1,000	5.000%, 4/01/31	4/27 at 100.00	Baa1	1,227,690
	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A:
385	5.000%, 8/15/30	8/27 at 100.00	Baa2	470,597
310	5.000%, 8/15/32	8/27 at 100.00	Baa2	376,287
225	4.000%, 8/15/34	8/27 at 100.00	Baa2	250,583
245	5.000%, 8/15/35	8/27 at 100.00	Baa2	295,225
360	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A, 6.000%, 8/01/23	No Opt. Call	BB-	384,181
1,485	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies - El Dorado Hills Project, Series 2018A, 5.000%, 10/01/28, 144A	10/22 at 105.00	N/R	1,543,509
505	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2015A, 4.500%, 10/01/25	10/22 at 102.00	BB	526,811
270	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A, 4.500%, 6/01/28, 144A	6/26 at 100.00	BB	296,857

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 425	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%, 6/01/28, 144A	No Opt. Call	Ba1	$491,725
550	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Literacy First Project, Series 2010A, 5.500%, 9/01/22	9/20 at 100.00	BBB-	565,510
	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A:
1,670	4.000%, 6/15/26, 144A	No Opt. Call	BB	1,811,148
1,850	5.000%, 6/15/36, 144A	6/26 at 100.00	BB	2,045,841
460	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa Academy Project, Series 2015, 4.375%, 7/01/25, 144A	No Opt. Call	BB+	486,818
870	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2014A, 4.150%, 10/01/24	10/22 at 102.00	BB	890,410
5,885	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 4.000%, 7/01/26, 144A	No Opt. Call	BB	6,173,542
	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2018A:
1,400	3.875%, 7/01/28, 144A	No Opt. Call	BB	1,478,190
1,100	5.000%, 7/01/38, 144A	7/28 at 100.00	BB	1,250,161
1,000	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A, 4.750%, 8/01/22	No Opt. Call	BB	1,055,750
1,225	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A, 6.000%, 6/01/23	6/22 at 102.00	N/R	1,303,388
840	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Foundation Project, Series 2016A, 5.000%, 6/01/36	6/26 at 100.00	BBB-	969,730
1,480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.250%, 8/15/30	8/24 at 100.00	N/R	1,583,467
165	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013, 5.000%, 10/01/22	No Opt. Call	Baa1	182,013
2,355	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A, 4.000%, 11/01/26, 144A	No Opt. Call	N/R	2,577,547
	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2017A:
2,520	5.000%, 2/01/31	2/27 at 100.00	A-	3,052,728
2,070	5.000%, 2/01/32	2/27 at 100.00	A-	2,496,068
1,250	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project Pinewood & Oakwood Schools, Series 2016B, 4.000%, 11/01/26, 144A	No Opt. Call	N/R	1,308,062
	California Municipal Finance Authority, Revenue Bonds, Emerson College, Series 2011:
1,230	5.000%, 1/01/28 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (6)	1,337,896
270	5.000%, 1/01/28	1/22 at 100.00	Baa2	290,736
2,275	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 4.250%, 1/01/25	No Opt. Call	N/R	2,298,205

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015:
$ 200	5.000%, 11/01/23	No Opt. Call	BBB-	$225,036
300	5.000%, 11/01/24	No Opt. Call	BBB-	345,399
350	5.000%, 11/01/27	11/24 at 100.00	BBB-	398,755
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,475	5.000%, 11/01/26	No Opt. Call	BBB-	1,765,826
2,320	5.000%, 11/01/27	11/26 at 100.00	BBB-	2,744,560
1,425	5.000%, 11/01/28	11/26 at 100.00	BBB-	1,680,474
1,500	5.250%, 11/01/29	11/26 at 100.00	BBB-	1,786,545
850	5.000%, 11/01/30	11/26 at 100.00	BBB-	992,953
1,000	5.250%, 11/01/31	11/26 at 100.00	BBB-	1,182,460
6,165	5.250%, 11/01/41	11/26 at 100.00	BBB-	7,154,482
1,100	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services Southern California, LLC Project, Subordinate Series 2017, 8.000%, 12/01/27, 144A (AMT)	No Opt. Call	N/R	330,000
3,310	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC, Series 2016, 7.000%, 12/01/27, 144A (AMT)	12/23 at 102.00	N/R	1,655,000
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
2,240	5.000%, 7/01/37 (AMT), 144A	7/22 at 100.00	Baa3	2,407,574
7,775	5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	Baa3	8,311,475
540	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017A, 5.250%, 6/15/27	No Opt. Call	N/R	564,295
	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017:
1,165	5.000%, 10/15/30	10/26 at 100.00	BBB-	1,361,652
1,000	5.000%, 10/15/32	10/26 at 100.00	BBB-	1,161,710
22,905	California Public Finance Authority, Revenue Bonds, Verity Health System, Series 2015B, 7.250%, 6/10/20 (7)	No Opt. Call	N/R	23,048,156
2,090	California Public Finance Authority, Revenue Bonds, Verity Health System, Taxable Note Series 2015C, 9.500%, 6/10/19 (7)	No Opt. Call	N/R	2,100,450
2,010	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development - Claremont Properties LLC Claremont Colleges Project, Series 2017A, 5.000%, 7/01/32, 144A	7/27 at 100.00	B1	2,195,402
1,325	California School Finance Authority Charter School Revenue Bonds, California, ACE Charter Schools, Obligated Group, Series 2016A, 4.500%, 6/01/29, 144A	6/26 at 100.00	N/R	1,390,495
1,000	California School Finance Authority Charter School Revenue Bonds, Ednovate Obligated Group, Series 2018, 5.000%, 6/01/37, 144A	6/27 at 100.00	N/R	1,088,100
2,390	California School Finance Authority Charter, School Revenue Bonds, Rocketship Education, Mateo Sheedy Project, Series 2015A, 4.250%, 3/01/28, 144A	6/25 at 100.00	N/R	2,517,698
1,195	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A	No Opt. Call	N/R	1,198,274

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 3,920	California School Finance Authority, California, Revenue Anticipation Notes, Encore Education Corporation, Series 2019, 4.000%, 8/15/20, 144A	No Opt. Call	N/R	$3,932,701
1,155	California School Finance Authority, Charter School Revenue Bonds, CIty Charter School Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A	No Opt. Call	N/R	1,249,283
	California School Finance Authority, Charter School Revenue Bonds, Classical Academies Project, Series 2017A:
2,000	4.000%, 10/01/27, 144A	No Opt. Call	BB+	2,156,440
2,155	5.000%, 10/01/32, 144A	10/27 at 100.00	BB+	2,475,944
	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016:
1,000	4.000%, 6/01/26, 144A	No Opt. Call	N/R	1,047,590
1,000	4.500%, 6/01/31, 144A	6/26 at 100.00	N/R	1,078,670
1,375	California School Finance Authority, Charter School Revenue Bonds, Escuela Popular Charter School, Series 2017, 5.500%, 7/01/27, 144A	No Opt. Call	N/R	1,420,375
785	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A	6/25 at 100.00	N/R	864,897
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2017A:
630	4.500%, 6/01/27, 144A	6/26 at 100.00	N/R	682,712
975	5.000%, 6/01/34, 144A	6/26 at 100.00	N/R	1,058,782
315	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools Obligated Group, Series 2017G, 5.000%, 6/01/30, 144A	6/27 at 100.00	N/R	349,187
735	California School Finance Authority, Educational Facilities Revenue Bonds, New Designs Charter School Project, Series 2014A, 4.750%, 6/01/24, 144A	No Opt. Call	BB+	783,958
500	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 5.500%, 6/01/22 (7)	6/20 at 102.00	N/R	10,000
1,330	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014, 5.350%, 8/01/24, 144A	2/24 at 100.00	BB	1,421,743
275	California School finance Authority, School Facility Revenue Bonds, ICEF - View Park Elementary and Middle Schools, Series 2014A, 4.750%, 10/01/24	No Opt. Call	BB	291,462
380	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 5.750%, 11/01/24, 144A	No Opt. Call	N/R	407,250
325	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 4.125%, 7/01/24	No Opt. Call	BBB	343,993
660	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013, 5.900%, 7/01/23	No Opt. Call	BB+	711,599
	California Statewide Communities Development Authority Revenue Bonds, California Baptist University, Refunding Series 2017A:
4,985	3.500%, 11/01/27, 144A	No Opt. Call	N/R	5,394,717
145	5.000%, 11/01/32, 144A	11/27 at 100.00	N/R	171,954

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
$ 3,000	5.250%, 12/01/29	12/24 at 100.00	BB-	$3,443,490
700	5.250%, 12/01/34	12/24 at 100.00	BB-	791,357
4,580	5.250%, 12/01/44	12/24 at 100.00	BB-	5,092,685
9,750	5.500%, 12/01/54	12/24 at 100.00	BB-	10,903,620
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
1,735	5.000%, 12/01/26, 144A	6/26 at 100.00	BB-	2,025,942
10,500	5.000%, 12/01/36, 144A	6/26 at 100.00	BB-	11,962,125
1,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.250%, 12/01/38, 144A	6/28 at 100.00	BB-	1,187,970
460	California Statewide Communities Development Authority, Charter School Revenue Bonds, Green Dot Public Schools, Animo Inglewood Charter High School Project, Series 2011A, 6.900%, 8/01/31	8/21 at 100.00	BB+	501,869
850	California Statewide Communities Development Authority, College Housing Revenue Bonds, National Campus Community Development - Hooper Street LLC Project, Series 2019, 5.000%, 7/01/29, 144A	No Opt. Call	BB+	991,355
1,000	California Statewide Communities Development Authority, Revenue Bonds, 899 Charleston Project, Refunding Series 2014A, 5.000%, 11/01/24, 144A	No Opt. Call	N/R	1,091,570
3,000	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A, 4.000%, 6/01/26, 144A	No Opt. Call	N/R	3,220,920
845	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 15-2 Rio Bravo, Series 2015A, 4.375%, 9/01/25	No Opt. Call	N/R	871,972
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
1,005	5.000%, 9/02/25	No Opt. Call	N/R	1,132,354
1,045	5.000%, 9/02/26	9/25 at 100.00	N/R	1,169,533
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018A:
4,190	4.000%, 9/02/28	No Opt. Call	N/R	4,583,441
2,150	5.000%, 9/02/38	9/28 at 100.00	N/R	2,557,726
4,440	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018B, 4.000%, 9/02/28	No Opt. Call	N/R	4,860,335
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
3,010	5.750%, 7/01/24	10/19 at 100.00	CC	3,002,505
6,670	5.750%, 7/01/30	10/19 at 100.00	CC	6,669,466
460	5.750%, 7/01/35	10/19 at 100.00	CC	459,949
1,200	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22	10/19 at 100.00	CC	1,197,048
2,455	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25	10/19 at 100.00	CC	2,450,556

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
$ 715	5.000%, 9/01/22 – AMBAC Insured	10/19 at 100.00	N/R	$716,966
500	5.250%, 9/01/27 – AMBAC Insured	10/19 at 100.00	N/R	501,250
540	Fontana, California, Special Tax Bonds, Sierra Hills South Community Facilities District 22, Refunding Series 2014, 5.000%, 9/01/23	No Opt. Call	N/R	606,679
9,110	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B3	9,481,324
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1:
11,405	5.000%, 6/01/33	6/28 at 100.00	BBB	13,603,542
740	5.000%, 6/01/35	6/28 at 100.00	BBB	877,581
	Hesperia, California, Special Tax Bonds, Community Facilities District 2005-1 Belgate Development Restructuring Series 2014:
255	5.000%, 9/01/20	No Opt. Call	N/R	263,208
200	5.000%, 9/01/23	No Opt. Call	N/R	224,240
250	5.000%, 9/01/24	No Opt. Call	N/R	286,950
320	5.000%, 9/01/25	9/24 at 100.00	N/R	366,323
195	5.000%, 9/01/26	9/24 at 100.00	N/R	222,442
855	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1 Huntington Center, Refunding Series 2013, 4.000%, 9/01/20	No Opt. Call	N/R	874,161
3,230	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/25	No Opt. Call	N/R	3,530,551
245	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Pillar Ridge, Refunding Series 2014A, 3.000%, 5/15/20	No Opt. Call	BBB	245,919
	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015:
530	5.000%, 9/01/23	No Opt. Call	N/R	593,187
685	5.000%, 9/01/24	No Opt. Call	N/R	785,585
425	5.000%, 9/01/25	No Opt. Call	N/R	496,736
755	5.000%, 9/01/26	9/25 at 100.00	N/R	879,454
790	5.000%, 9/01/27	9/25 at 100.00	N/R	916,898
830	5.000%, 9/01/28	9/25 at 100.00	N/R	958,426
100	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%, 9/01/22	No Opt. Call	N/R	109,946
	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
500	5.000%, 9/01/23	No Opt. Call	N/R	560,200
595	5.000%, 9/01/24	No Opt. Call	N/R	683,548
2,315	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/35	9/25 at 100.00	N/R	2,651,832

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015:
$ 285	3.000%, 9/02/20	No Opt. Call	N/R	$288,745
1,580	4.000%, 9/02/25	No Opt. Call	N/R	1,692,575
	Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1, Central Lathrop Specific Plan Improvement Areas 1-5 Special Tax Bonds, Series 2019:
5	3.350%, 9/01/20	No Opt. Call	N/R	4,996
5	3.350%, 9/01/20	No Opt. Call	N/R	4,996
5	3.350%, 9/01/20	No Opt. Call	N/R	4,996
5	3.350%, 9/01/20	No Opt. Call	N/R	4,996
20	3.650%, 9/01/21	No Opt. Call	N/R	20,080
15	3.650%, 9/01/21	No Opt. Call	N/R	15,060
25	3.650%, 9/01/21	No Opt. Call	N/R	25,100
10	3.650%, 9/01/21	No Opt. Call	N/R	10,040
5	3.900%, 9/01/21	No Opt. Call	N/R	5,018
35	3.800%, 9/01/22	No Opt. Call	N/R	35,329
25	3.800%, 9/01/22	No Opt. Call	N/R	25,235
45	3.800%, 9/01/22	No Opt. Call	N/R	45,423
15	3.800%, 9/01/22	No Opt. Call	N/R	15,141
10	4.050%, 9/01/22	No Opt. Call	N/R	10,096
50	3.900%, 9/01/23	No Opt. Call	N/R	50,743
35	3.900%, 9/01/23	No Opt. Call	N/R	35,520
65	3.900%, 9/01/23	No Opt. Call	N/R	65,965
20	3.900%, 9/01/23	No Opt. Call	N/R	20,282
10	4.150%, 9/01/23	No Opt. Call	N/R	10,151
70	4.100%, 9/01/24	No Opt. Call	N/R	71,502
45	4.100%, 9/01/24	No Opt. Call	N/R	45,966
85	4.100%, 9/01/24	No Opt. Call	N/R	86,824
30	4.100%, 9/01/24	No Opt. Call	N/R	30,644
20	4.350%, 9/01/24	No Opt. Call	N/R	20,425
85	4.200%, 9/01/25	No Opt. Call	N/R	87,327
55	4.200%, 9/01/25	No Opt. Call	N/R	56,506
110	4.200%, 9/01/25	No Opt. Call	N/R	113,012
40	4.200%, 9/01/25	No Opt. Call	N/R	41,095
25	4.450%, 9/01/25	No Opt. Call	N/R	25,638
105	4.350%, 9/01/26	No Opt. Call	N/R	108,546
65	4.350%, 9/01/26	No Opt. Call	N/R	67,195
130	4.350%, 9/01/26	No Opt. Call	N/R	134,390
45	4.350%, 9/01/26	No Opt. Call	N/R	46,520
30	4.600%, 9/01/26	No Opt. Call	N/R	30,947

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1, Central Lathrop Specific Plan Improvement Areas 1-5 Special Tax Bonds, Series 2019:
$ 125	4.400%, 9/01/27	9/26 at 103.00	N/R	$129,875
80	4.400%, 9/01/27	9/26 at 103.00	N/R	83,120
155	4.400%, 9/01/27	9/26 at 103.00	N/R	161,045
55	4.400%, 9/01/27	9/26 at 103.00	N/R	57,145
35	4.650%, 9/01/27	9/26 at 103.00	N/R	36,276
145	4.500%, 9/01/28	9/26 at 103.00	N/R	151,474
95	4.500%, 9/01/28	9/26 at 103.00	N/R	99,242
180	4.500%, 9/01/28	9/26 at 103.00	N/R	188,037
65	4.500%, 9/01/28	9/26 at 103.00	N/R	67,902
45	4.750%, 9/01/28	9/26 at 103.00	N/R	46,880
1,120	5.100%, 9/01/33	9/26 at 103.00	N/R	1,181,566
695	5.100%, 9/01/33	9/26 at 103.00	N/R	733,204
1,390	5.100%, 9/01/33	9/26 at 103.00	N/R	1,466,408
495	5.100%, 9/01/33	9/26 at 103.00	N/R	522,210
335	5.350%, 9/01/33	9/26 at 103.00	N/R	353,157
1,880	5.850%, 9/01/49	9/26 at 103.00	N/R	1,988,438
495	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.000%, 9/01/20	No Opt. Call	N/R	510,751
105	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37	No Opt. Call	A-	148,783
	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007B:
2,650	2.876%, 11/15/26 (3-Month LIBOR * 67% reference rate + 1.43% spread) (5)	No Opt. Call	A-	2,688,690
2,125	2.896%, 11/15/27 (3-Month LIBOR * 67% reference rate + 1.45% spread) (5)	No Opt. Call	A-	2,155,621
445	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A	491,538
	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
295	4.000%, 1/01/21 (ETM)	No Opt. Call	N/R (6)	305,564
520	4.000%, 1/01/22 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	538,621
145	5.250%, 1/01/23 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	152,431
395	4.500%, 1/01/26 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	411,586
15	5.250%, 1/01/27 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	15,769
180	5.250%, 1/01/28 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	189,225
10	5.000%, 1/01/29 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	10,482
855	5.000%, 1/01/30 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	896,177
1,185	5.000%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	1,242,070
1,055	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Redevelopment Project 2, Series 2003A, 0.000%, 12/01/23 – AMBAC Insured	No Opt. Call	N/R	973,322

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 22,550	Modesto Irrigation District Financing Authority, California, Domestic Water Project Revenue Bonds, Index Rate Series 2007, 2.060%, 9/01/37 – NPFG Insured (3-Month LIBOR * 67% reference rate + 0.63% spread) (5)	10/19 at 100.00	Baa2	$22,113,432
	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B:
430	4.750%, 9/01/23	No Opt. Call	N/R	459,133
655	5.200%, 9/01/28	9/24 at 100.00	N/R	748,331
250	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A (6)	276,645
1,000	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2013, 5.000%, 12/01/29	12/23 at 100.00	BB-	1,062,990
	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A:
665	5.000%, 8/15/25	No Opt. Call	N/R	782,200
745	5.000%, 8/15/27	8/25 at 100.00	N/R	871,866
240	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 5.500%, 11/01/19 (ETM)	No Opt. Call	N/R (6)	240,821
475	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1 (6)	488,580
	Palomar Pomerado Health System, California, Revenue Bonds, Refunding Series 2016:
7,200	5.000%, 11/01/36	11/26 at 100.00	Ba1	8,322,120
15,000	5.000%, 11/01/39	11/26 at 100.00	Ba1	17,178,600
	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2001-1 May Farms Improvement Area 6 &7, Refunding Series 2014E:
420	4.000%, 9/01/20	No Opt. Call	N/R	429,916
470	4.000%, 9/01/23	No Opt. Call	N/R	507,976
490	4.000%, 9/01/24	No Opt. Call	N/R	536,604
510	5.000%, 9/01/25	9/24 at 100.00	N/R	584,771
530	5.000%, 9/01/26	9/24 at 100.00	N/R	606,368
2,475	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Refunding Series 2014A, 4.375%, 9/01/24	9/23 at 100.00	N/R	2,710,843
100	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 15 Del Sur East Improvement Area C, Series 2016, 5.000%, 9/01/26	No Opt. Call	N/R	120,210

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014:
$ 70	3.050%, 10/01/19	No Opt. Call	N/R	$70,000
85	3.450%, 10/01/20	10/19 at 100.00	N/R	85,128
105	3.850%, 10/01/21	10/19 at 100.00	N/R	105,188
135	4.150%, 10/01/22	10/19 at 100.00	N/R	135,263
155	4.400%, 10/01/23	10/19 at 100.00	N/R	155,321
175	4.550%, 10/01/24	10/19 at 100.00	N/R	175,366
205	4.650%, 10/01/25	10/19 at 100.00	N/R	205,422
230	4.800%, 10/01/26	10/19 at 100.00	N/R	230,485
260	4.900%, 10/01/27	10/19 at 100.00	N/R	260,554
290	5.050%, 10/01/28	10/19 at 100.00	N/R	290,684
325	5.100%, 10/01/29	10/19 at 100.00	N/R	325,757
360	5.200%, 10/01/30	10/19 at 100.00	N/R	360,850
395	5.250%, 10/01/31	10/19 at 100.00	N/R	395,924
440	5.350%, 10/01/32	10/19 at 100.00	N/R	441,052
480	5.400%, 10/01/33	10/19 at 100.00	N/R	481,147
500	Richmond Community Development Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 9/01/25 – BAM Insured	9/24 at 100.00	AA	579,415
345	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/29 – AGM Insured	10/24 at 100.00	AA	404,688
	Riverside County, California, Special Tax Bonds, Community Facilities District 03-1 Newport Road, Series 2014:
500	4.125%, 9/01/23	No Opt. Call	N/R	543,145
500	4.250%, 9/01/24	No Opt. Call	N/R	553,630
750	5.000%, 9/01/25	9/24 at 100.00	N/R	860,850
55	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 4.000%, 9/01/21	No Opt. Call	N/R	57,000
	Romoland School District, California, Special Tax Bonds, Community Facilities District 2004-1 Heritage Lake Improvement Area 1 & 2, Refunding Series 2015:
1,515	5.000%, 9/01/25	No Opt. Call	N/R	1,781,140
1,655	5.000%, 9/01/26	9/25 at 100.00	N/R	1,945,469
805	5.000%, 9/01/27	9/25 at 100.00	N/R	942,969
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Parkard Campus Oaks, Series 2016:
1,015	4.000%, 9/01/26	No Opt. Call	N/R	1,130,883
365	5.000%, 9/01/31	9/26 at 100.00	N/R	423,221
1,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015, 5.000%, 9/01/27	9/25 at 100.00	N/R	1,175,030
	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2002-1 Kaiser Commerce Center, Refunding Series 2014:
400	5.000%, 9/01/23	No Opt. Call	N/R	448,964
655	5.000%, 9/01/26	9/24 at 100.00	N/R	750,486

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
$ 2,500	6.500%, 12/01/22	12/21 at 100.00	BB	$2,741,875
4,000	7.000%, 12/01/26	12/21 at 100.00	BB	4,419,240
385	8.000%, 12/01/31	12/21 at 100.00	BB	433,375
2,030	7.500%, 12/01/41	12/21 at 100.00	BB	2,254,132
	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015:
190	4.000%, 9/01/23	No Opt. Call	N/R	204,383
95	5.000%, 9/01/24	No Opt. Call	N/R	109,374
485	5.000%, 9/01/25	No Opt. Call	N/R	570,792
295	5.000%, 9/01/26	9/25 at 100.00	N/R	346,699
490	5.000%, 9/01/27	9/25 at 100.00	N/R	574,030
490	5.000%, 9/01/29	9/25 at 100.00	N/R	570,046
675	San Diego Tobacco Settlement Revenue Funding Corporation, California, Tobacco Settlement Bonds, Subordinate Series 2018C, 4.000%, 6/01/32	6/28 at 100.00	BBB	724,012
	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A:
360	5.000%, 8/01/23	No Opt. Call	A-	409,889
400	5.000%, 8/01/24	No Opt. Call	A-	469,248
350	5.000%, 8/01/25	8/24 at 100.00	A-	410,053
	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D:
5,500	0.000%, 8/01/23, 144A	8/21 at 91.48	N/R	4,760,690
750	0.000%, 8/01/26, 144A	8/21 at 79.08	N/R	559,913
1,255	San Jacinto, California, Special Tax Bonds, Community Facilities District 2002-1 Rancho San Jacinto Phase 2, Series 2016, 5.000%, 9/01/30	9/26 at 100.00	N/R	1,480,097
250	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2002-1, Refunding Series 2013, 5.000%, 9/01/21	No Opt. Call	N/R	265,663
22,605	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 2.980%, 11/01/38 (3-Month LIBOR * 67% reference rate + 1.47% spread) (5)	No Opt. Call	BBB+	21,781,500
125	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Refunding Series 2011, 5.000%, 7/01/21 – AGM Insured	No Opt. Call	A1	133,344
155	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 5.500%, 9/01/27, 144A	No Opt. Call	N/R	162,753
4,695	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	10/19 at 100.00	BB+	4,721,198
4,870	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A, 5.000%, 6/01/37	10/19 at 100.00	B2	4,896,201

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Tustin, California, Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy/Standard Pacific, Refunding Series 2015A:
$ 250	5.000%, 9/01/26	9/25 at 100.00	N/R	$293,878
225	5.000%, 9/01/28	9/25 at 100.00	N/R	262,739
3,265	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.000%, 1/01/26 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa3 (6)	3,460,051
275	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2015-1 Arambel-KDN, Refunding Series 2015, 5.000%, 9/01/25	No Opt. Call	N/R	299,305
9,175	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.000%, 9/01/25	9/22 at 102.00	N/R	10,176,084
	William S Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015-1, Series 2017:
400	5.000%, 9/01/28	9/26 at 100.00	N/R	476,540
350	5.000%, 9/01/30	9/26 at 100.00	N/R	413,270
442,935	Total California			471,605,466
	Colorado – 3.4%
2,610	Adonea Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Refunding Limited Tax Convertible to Unlimited Tax Series 2018A, 4.500%, 12/01/28	12/23 at 103.00	N/R	2,586,667
2,655	Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2018A, 4.375%, 12/01/28	12/23 at 103.00	N/R	2,845,390
500	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.875%, 10/01/26 – SYNCORA GTY Insured (ETM)	No Opt. Call	BBB (6)	603,180
535	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A, 4.000%, 12/01/29	9/24 at 103.00	N/R	552,484
515	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 4.000%, 12/01/27	12/22 at 103.00	N/R	531,377
735	Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.000%, 12/01/35	6/24 at 103.00	N/R	783,561
2,100	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.000%, 12/01/37	12/22 at 103.00	N/R	2,221,464
415	Cathedral Pines Metropolitan District, El Paso County, Colorado, General Obligation Bonds, Refunding Series 2016, 4.000%, 12/01/26	No Opt. Call	Ba2	430,397
10,135	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	10,963,942
2,095	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Refunding & Improvement Series 2017A, 4.375%, 12/01/32	12/22 at 103.00	N/R	2,179,240
275	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc K-8 Facility Project, Series 2013, 5.000%, 6/01/23	No Opt. Call	A+	304,835
2,410	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017, 4.625%, 10/01/27	No Opt. Call	N/R	2,490,542

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 515	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 4.125%, 7/01/26, 144A	7/25 at 100.00	BB	$537,140
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Eagle Ridge Academy Project, Refunding & Improvement Series 2016, 5.000%, 11/01/36, 144A	11/21 at 100.00	BB+	514,505
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014A, 5.000%, 1/15/29	1/24 at 100.00	A+	559,830
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc High School Project, Series 2010, 5.000%, 12/01/29	12/19 at 100.00	AA-	1,003,960
205	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Science Technology Engineering and Math School Project, Refunding Series 2014, 4.000%, 11/01/24	No Opt. Call	BB+	209,465
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014:
1,005	4.125%, 7/01/24, 144A	No Opt. Call	BB	1,032,648
500	5.125%, 7/01/34, 144A	7/24 at 100.00	BB	531,405
600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Union Colony School Project, Series 2018, 5.000%, 4/01/38	4/28 at 100.00	Aa3	715,140
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015:
545	4.000%, 12/15/25	No Opt. Call	BBB-	576,599
1,160	5.000%, 12/15/28	12/25 at 100.00	BBB-	1,277,717
1,125	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy Project, Refunding & Development Series 2016, 3.875%, 9/01/26, 144A	9/21 at 100.00	N/R	1,133,752
685	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 6.375%, 8/01/24	No Opt. Call	N/R	751,623
995	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 5.000%, 2/01/27, 144A	2/26 at 100.00	N/R	1,008,423
3,155	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.250%, 2/01/33 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (6)	3,315,810
3,680	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (6)	4,130,653
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Communities Project, Series 2012, 5.250%, 1/01/37	1/22 at 100.00	N/R	1,053,180
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
5,000	5.000%, 8/01/37	8/29 at 100.00	BBB+	6,070,250
5,000	5.000%, 8/01/38	8/29 at 100.00	BBB+	6,043,800
3,225	5.000%, 8/01/39	8/29 at 100.00	BBB+	3,888,705
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc, Refunding Series 2012B:
2,000	5.000%, 12/01/25	12/22 at 100.00	A-	2,192,820
530	4.000%, 12/01/26	12/22 at 100.00	A-	561,938

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 535	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc, Refunding Series 2012C, 5.000%, 12/01/21	No Opt. Call	A-	$573,071
3,520	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A, 5.000%, 6/01/25 (ETM)	No Opt. Call	N/R (6)	4,209,744
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A:
400	5.000%, 5/15/27	No Opt. Call	BB+	471,404
250	5.250%, 5/15/28	5/27 at 100.00	BB+	297,230
2,275	5.250%, 5/15/30	5/27 at 100.00	BB+	2,680,610
550	5.250%, 5/15/32	5/27 at 100.00	BB+	643,099
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A:
700	5.000%, 12/01/25, 144A	No Opt. Call	N/R	728,469
750	5.500%, 12/01/30, 144A	12/25 at 100.00	N/R	794,903
500	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.625%, 12/01/32	12/23 at 103.00	N/R	546,205
630	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016, 4.625%, 12/01/31	12/21 at 103.00	N/R	647,583
	Colorado Science and Technology Park Metropolitan District No1, Special Revenue Improvement Bonds, Refunding Series 2018:
3,545	4.375%, 12/01/26	12/23 at 103.00	N/R	3,742,208
2,140	5.000%, 12/01/33	12/23 at 103.00	N/R	2,290,035
520	Colorado Springs Urban Renewal Authority, Colorado, Subordinate Tax Increment Revenue Bonds, University Village Colorado Project, Refunding Series 2016, 6.750%, 12/15/30	12/21 at 103.00	N/R	510,328
1,000	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.250%, 12/01/30	12/20 at 103.00	N/R	1,049,020
924	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 4.500%, 12/01/26	12/25 at 100.00	N/R	964,092
2,165	Cundall Farms Metropolitan District, In the City of Thornton, Colorado, General Obligation Limited Tax Convertbile to Unlimited Tax, Refunding Series 2017A, 4.625%, 12/01/32	12/22 at 103.00	N/R	2,216,765
9,605	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)	10/23 at 100.00	BB	10,524,583
1,360	Denver Gateway Center Metropolitan District, In the City and County of Denver, Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.500%, 12/01/38	12/23 at 103.00	N/R	1,451,922
375	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2009A, 6.250%, 12/01/33	12/19 at 100.00	BBB	378,000
485	Denver International Business Center Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2010, 5.000%, 12/01/30	12/20 at 100.00	BBB-	498,090

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A:
$ 1,735	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	$1,857,994
1,100	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	1,177,979
	DIATC Metropolitan District, Commerce City, Adams County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2019:
590	3.250%, 12/01/29, 144A	9/24 at 103.00	N/R	586,950
740	5.000%, 12/01/39, 144A	9/24 at 103.00	N/R	797,542
	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015:
200	5.000%, 12/01/19	No Opt. Call	N/R	200,946
430	5.000%, 12/01/20	No Opt. Call	N/R	444,151
850	5.000%, 12/01/24	12/22 at 100.00	N/R	909,679
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
5,880	5.250%, 12/01/24	No Opt. Call	N/R	6,216,689
1,500	5.750%, 12/01/30	12/24 at 100.00	N/R	1,589,685
2,300	6.000%, 12/01/38	12/24 at 100.00	N/R	2,430,111
580	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Series 2016A, 4.000%, 12/01/26	12/21 at 100.00	N/R	587,215
950	Harmony Technology Park Metropolitan District 2, Fort Collins, Colorado, General Obligaiton Bonds, Limited Tax Convertible to Unlimited Tax Series 2017, 4.500%, 12/01/32	12/22 at 103.00	N/R	980,922
1,575	Hawthorn Metropolitan District No 2, Jefferson County, Colorado, General Obligation, Refunding Series 2017A, 4.500%, 12/01/32	12/22 at 103.00	N/R	1,609,792
1,395	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.000%, 12/01/28	12/24 at 100.00	N/R	1,464,806
3,034	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2015, 4.750%, 12/01/26	12/20 at 103.00	N/R	3,111,610
1,735	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2017, 5.625%, 12/01/34	12/20 at 103.00	N/R	1,796,922
4,325	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.125%, 12/01/31	12/21 at 103.00	N/R	4,418,247
500	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A, 4.625%, 12/01/27	12/23 at 103.00	N/R	528,140
3,000	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 12/15/25	12/23 at 100.00	N/R	3,102,360
500	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/39	9/24 at 103.00	N/R	531,175
	Leyden Rock Metropolitan District No 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A:
1,675	4.000%, 12/01/25	12/21 at 103.00	N/R	1,746,154
1,500	4.375%, 12/01/33	12/21 at 103.00	N/R	1,579,815

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 740	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26	12/25 at 100.00	N/R	$766,795
1,245	North Park Metropolitan District 1, in the City of Broomfiled, Colorado, Special Revenue Bonds, Series 2018A-1, 5.375%, 12/01/34	12/23 at 103.00	N/R	1,330,693
	North Park Metropolitan District 1, in the City of Broomfiled, Colorado, Special Revenue Bonds, Series 2018A-2:
5,270	5.125%, 12/01/28	12/23 at 103.00	N/R	5,639,638
1,540	5.500%, 12/01/34	12/23 at 103.00	N/R	1,653,098
885	One Horse Business Improvement District, Lakewood, Colorado, Sales Tax Sharing Revenue Bonds, Refunding Series 2004, 6.000%, 6/01/24	10/19 at 100.00	N/R	886,575
1,405	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax and Revenue Bonds, Series 2016, 4.375%, 12/01/31	12/21 at 103.00	N/R	1,434,519
1,000	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45 – NPFG Insured	12/25 at 100.00	Baa2	1,150,250
1,180	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2017A, 5.000%, 12/01/46	12/25 at 100.00	A	1,348,740
1,565	Parker Homestead Metropolitan District, Parker, Douglas County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2016, 4.500%, 12/01/30	12/21 at 103.00	N/R	1,602,576
3,245	Prairie Center Metopolitan District No 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A, 4.125%, 12/15/27, 144A	12/26 at 100.00	N/R	3,353,448
3,000	Promenade at Castle Rock Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Series 2015A, 5.125%, 12/01/25	12/20 at 103.00	N/R	3,156,330
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
2,195	6.125%, 11/15/23	No Opt. Call	A-	2,414,456
440	6.250%, 11/15/28	No Opt. Call	A-	564,678
	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015:
200	4.250%, 12/01/28	12/24 at 100.00	N/R	208,270
335	4.375%, 12/01/30	12/24 at 100.00	N/R	346,480
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
215	5.375%, 1/15/25	7/20 at 100.00	Baa3	220,250
2,500	6.500%, 1/15/30	7/20 at 100.00	Baa3	2,583,025
1,000	6.000%, 1/15/41	7/20 at 100.00	Baa3	1,029,340
555	Serenity Ridge Metropolitan District No 2, In the City of Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding and Improvement Bonds Series 2018A, 4.500%, 12/01/28	12/23 at 103.00	N/R	574,547
1,735	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 4.500%, 12/01/31	12/21 at 103.00	N/R	1,783,181
1,248	Solaris Metropolitan District 3, Vail, Colorado, Limited Tax General Obligation Bonds, Refunding Convertible to Unlimited Tax Series 2016A, 3.750%, 12/01/26	12/21 at 103.00	N/R	1,276,542

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 2,755	South Maryland Creek Ranch Metropolitan District, Summitt County, Colorado, Limited Tax General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2018A, 5.350%, 12/01/33	12/23 at 103.00	N/R	$2,857,596
	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016:
8,555	3.500%, 12/01/26	12/21 at 103.00	N/R	8,700,521
4,905	5.000%, 12/01/30	12/21 at 103.00	N/R	5,223,187
400	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2017A-1, 3.500%, 12/01/27	No Opt. Call	Ba1	420,572
	St Vrain Lakes Metropolitan District No 2, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2017A:
2,510	5.000%, 12/01/37	12/22 at 103.00	N/R	2,644,385
500	5.125%, 12/01/47	12/22 at 103.00	N/R	522,650
500	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/38	12/19 at 103.00	N/R	516,055
500	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2015A, 5.500%, 12/01/35	12/20 at 103.00	N/R	523,680
2,475	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2017A, 5.000%, 12/01/30	12/22 at 102.00	N/R	2,610,382
520	Thompson Crossing Metropolitan District 4, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2019, 3.500%, 12/01/29	9/24 at 103.00	N/R	522,491
	Todd Creek Village Metropolitan District, Colorado, Water Activity Entrprise Revenue Bonds, Refunding Series 2018A:
1,200	5.000%, 12/01/28	No Opt. Call	BBB	1,436,532
1,350	5.250%, 12/01/33	12/28 at 100.00	BBB	1,629,571
620	Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 4.375%, 12/01/30	9/24 at 103.00	N/R	631,613
	Velocity Metropolitan District No 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019:
10,000	5.125%, 12/01/34	12/23 at 103.00	N/R	10,665,400
630	5.375%, 12/01/39	12/23 at 103.00	N/R	672,853
1,510	Windsor Highlands Metropolitan District 9, Windsor, Larimer County, Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/39	9/24 at 103.00	N/R	1,566,867
196,656	Total Colorado			210,956,473
	Connecticut – 0.4%
8,660	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc, Series 2004, 7.950%, 4/01/26 (AMT)	10/19 at 100.00	Caa1	8,647,010
3,000	Connecticut State, General Obligation Bonds, Securities Industry & Financial Markets Association Index Series 2013A, 2.530%, 3/01/24 (SIFMA reference rate + 0.95% spread) (5)	No Opt. Call	A	3,029,730
10,000	Connecticut State, General Obligation Bonds, Securities Industry & Financial Markets Association Index Series 2015C, 2.370%, 6/15/24 (UB) (4)	No Opt. Call	A	10,231,900

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$ 2,235	Connecticut State, General Obligation Bonds, Series 2005B, 3.653%, 6/01/20 – AMBAC Insured	No Opt. Call	A	$ 2,256,590
23,895	Total Connecticut			24,165,230
	Delaware – 0.1%
2,500	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	2,584,100
1,730	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc Project, Series 2015A, 6.250%, 9/01/25, 144A	3/25 at 100.00	N/R	1,857,934
830	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013, 5.000%, 7/01/21	No Opt. Call	BBB	869,981
5,060	Total Delaware			5,312,015
	District of Columbia – 0.2%
	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A:
645	4.125%, 7/01/27	7/24 at 103.00	N/R	679,391
270	5.000%, 7/01/32	7/24 at 103.00	N/R	295,553
725	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2013A, 5.000%, 7/01/23 (ETM)	No Opt. Call	N/R (6)	785,103
9,300	District of Columbia, Revenue Bonds, The Freedom Forum, Series 2002A, 5.500%, 8/01/37 – NPFG Insured	10/19 at 100.00	Baa2	9,451,125
1,255	District of Columbia, Revenue Bonds, The Methodist Home of the District of Columbia, Series 1999, 4.500%, 1/01/25	No Opt. Call	N/R	1,269,106
12,195	Total District of Columbia			12,480,278
	Florida – 11.1%
660	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.250%, 11/01/25	No Opt. Call	N/R	666,118
355	AH at Turnpike South Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Phase One Project, Series 2015, 5.500%, 11/01/25	No Opt. Call	N/R	375,402
28,635	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Shands Healthcare Project, Series 2007A, 2.302%, 12/01/37 (3-Month LIBOR * 67% reference rate + 0.87% spread) (5)	10/19 at 100.00	A3	27,639,075
	Alta Lakes Community Development District, Florida, Special Assessment Bonds, Series 2019:
465	3.500%, 5/01/24	No Opt. Call	N/R	467,441
555	3.750%, 5/01/29	No Opt. Call	N/R	564,230
	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-A Series 2018A:
625	4.000%, 11/01/24	No Opt. Call	N/R	631,994
775	4.750%, 11/01/29	11/28 at 100.00	N/R	810,185
	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-B Series 2018A:
690	4.375%, 11/01/24, 144A	No Opt. Call	N/R	704,842
860	4.750%, 11/01/29, 144A	No Opt. Call	N/R	901,211

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area A-2 Series 2016:
$ 110	4.250%, 11/01/21	No Opt. Call	N/R	$110,828
655	5.500%, 11/01/30	11/26 at 100.00	N/R	687,030
725	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2, 4.625%, 5/01/28	No Opt. Call	N/R	753,725
	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017A:
290	3.625%, 11/01/23, 144A	No Opt. Call	N/R	292,717
430	4.500%, 11/01/28, 144A	11/27 at 100.00	N/R	443,816
170	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017B, 5.250%, 11/01/29, 144A	No Opt. Call	N/R	178,509
	Avalon Community Improvements Agency, California, Special Assessment Bonds, Area 1 Project, Series 2019:
175	3.350%, 11/01/24	No Opt. Call	N/R	176,038
205	3.700%, 11/01/29	No Opt. Call	N/R	208,604
195	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2017, 5.000%, 5/01/28	No Opt. Call	N/R	200,522
555	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-1, 5.375%, 5/01/28	No Opt. Call	N/R	570,063
11,085	Ave Maria Stewardship Community District, Florida, Bond Anticipation Notes, Phase 3 Master Improvements Project, Series 2016, 4.625%, 11/01/21	11/19 at 100.00	N/R	11,091,540
725	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 3 Project, Series 2018, 4.900%, 5/01/29	No Opt. Call	N/R	744,198
990	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 5.250%, 11/01/24	No Opt. Call	N/R	1,055,568
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 2B, Series 2018:
165	4.000%, 11/01/24, 144A	No Opt. Call	N/R	168,084
200	4.500%, 11/01/29, 144A	No Opt. Call	N/R	211,170
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 3A, Series 2018:
590	4.000%, 11/01/24, 144A	No Opt. Call	N/R	601,859
1,165	4.500%, 11/01/29, 144A	No Opt. Call	N/R	1,221,770
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 4, Series 2018:
140	4.000%, 11/01/24, 144A	No Opt. Call	N/R	142,205
175	4.500%, 11/01/29, 144A	No Opt. Call	N/R	183,512
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2015:
315	4.250%, 11/01/21	No Opt. Call	N/R	321,917
770	4.750%, 11/01/26	11/25 at 100.00	N/R	815,792
1,135	5.000%, 11/01/31	11/25 at 100.00	N/R	1,207,027

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 365	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2018, 4.500%, 11/01/28, 144A	No Opt. Call	N/R	$376,373
645	Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014, 5.000%, 11/01/28	11/25 at 100.00	N/R	676,057
1,000	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.500%, 11/01/25	No Opt. Call	N/R	1,044,640
130	Bartram Park Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2015A-2, 4.000%, 5/01/20	No Opt. Call	N/R	131,167
370	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2016, 3.625%, 9/01/26	9/23 at 100.00	BBB	382,713
	Bay Laurel Center Community Development District, Marion County, Florida, Special Assessment Bonds, Refunding Indigo Series 2016:
25	3.500%, 5/01/20	No Opt. Call	N/R	25,113
45	3.500%, 5/01/21	No Opt. Call	N/R	45,441
40	3.500%, 5/01/22	No Opt. Call	N/R	40,453
45	3.500%, 5/01/23	No Opt. Call	N/R	45,505
50	3.750%, 5/01/24	No Opt. Call	N/R	51,124
30	3.750%, 5/01/25	No Opt. Call	N/R	30,588
	Beach Road Golf Estates Community Development District, Bonita Springs, Florida, Special Assessment Bonds Series 2015:
3,225	4.000%, 11/01/25	No Opt. Call	N/R	3,325,878
3,105	4.700%, 11/01/29	11/25 at 100.00	N/R	3,286,456
	Beaumont Communit Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1:
485	4.250%, 11/01/24, 144A	No Opt. Call	N/R	495,752
600	4.750%, 11/01/29, 144A	No Opt. Call	N/R	634,044
825	Beaumont Communit Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-2, 5.625%, 11/01/32, 144A	No Opt. Call	N/R	893,442
600	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	No Opt. Call	BBB	686,880
490	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2016, 3.750%, 11/01/31	11/26 at 100.00	BBB	522,649
	Bellalago Educational Facilities Benefit District, Florida, Capital Improvement Bonds, Refunding Series 2014:
1,125	3.875%, 5/01/24	No Opt. Call	A2	1,219,511
1,165	4.000%, 5/01/25	5/24 at 100.00	A2	1,274,522
1,220	4.125%, 5/01/26	5/24 at 100.00	A2	1,340,402
1,070	4.250%, 5/01/27	5/24 at 100.00	A2	1,179,654
740	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A, 4.750%, 11/01/27	No Opt. Call	N/R	781,114
500	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.100%, 5/01/26	No Opt. Call	N/R	519,870

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Blue Lake Community Development District, Lee County, Colorado, Special Assessment Bonds, 2019 Project Series 2019:
$ 500	3.500%, 6/15/24	No Opt. Call	N/R	$504,855
1,010	4.000%, 6/15/32	6/29 at 100.00	N/R	1,044,451
	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project, Series 2009:
3,595	6.500%, 11/01/29	11/19 at 100.00	BB+	3,604,922
3,000	6.750%, 11/01/39	11/19 at 100.00	BB+	3,008,070
750	Brookstone Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2018, 4.625%, 11/01/28, 144A	No Opt. Call	N/R	779,138
2,300	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc, Series 2000, 7.500%, 11/01/20 (AMT)	10/19 at 100.00	Caa1	2,301,978
	Bullfrog Creek Community Development District, Florida, Hillsborough County, Special Assessment Bonds, Series 2017:
130	4.000%, 11/01/22	No Opt. Call	N/R	131,544
250	4.750%, 11/01/28	11/27 at 100.00	N/R	261,073
	Campo Bello Community Development District, Florida, Special Assessment Bonds, 2019 Project Series 2019:
250	3.250%, 12/15/24 (WI/DD, Settling 10/10/19)	No Opt. Call	N/R	249,755
765	3.500%, 12/15/30 (WI/DD, Settling 10/10/19)	12/29 at 100.00	N/R	762,866
1,500	4.000%, 12/15/39 (WI/DD, Settling 10/10/19)	12/29 at 100.00	N/R	1,513,695
	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc Project, Series 2015:
500	4.000%, 7/01/20, 144A	No Opt. Call	N/R	503,390
580	4.250%, 7/01/21, 144A	No Opt. Call	N/R	590,939
550	4.500%, 7/01/22, 144A	No Opt. Call	N/R	568,783
1,230	4.750%, 7/01/24, 144A	No Opt. Call	N/R	1,299,962
735	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2014A, 6.500%, 1/01/24 (7)	1/21 at 103.00	N/R	470,400
280	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2016A, 5.750%, 1/01/50 (7)	10/19 at 100.00	N/R	280,000
6,030	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29	7/20 at 100.00	Baa3	6,165,615
	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018:
900	5.900%, 8/15/28, 144A	No Opt. Call	N/R	945,549
515	6.100%, 8/15/38, 144A	8/28 at 100.00	N/R	541,214
2,415	Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School Project, Series 2017A, 4.750%, 7/01/27, 144A	No Opt. Call	BB	2,549,902
	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018:
6,985	7.000%, 6/01/28, 144A	No Opt. Call	N/R	7,616,025
14,560	7.250%, 6/01/33, 144A	6/28 at 100.00	N/R	16,065,067

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,745	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A, 4.375%, 6/15/27, 144A	No Opt. Call	N/R	$1,826,334
1,915	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A, 4.000%, 6/15/29, 144A	6/26 at 100.00	N/R	1,982,121
665	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A, 4.000%, 10/15/29, 144A	10/27 at 100.00	Ba2	693,795
	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc Project, Series 2017:
1,645	5.000%, 8/01/27, 144A	8/24 at 103.00	N/R	1,705,092
490	5.375%, 8/01/32, 144A	8/24 at 103.00	N/R	514,373
845	Carlton Lakes Community Developement District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2015, 5.125%, 11/01/29	11/26 at 100.00	N/R	888,534
	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014:
900	4.750%, 5/01/24	No Opt. Call	N/R	953,460
3,120	5.000%, 5/01/34	5/24 at 100.00	N/R	3,300,149
	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2017:
380	4.000%, 5/01/22, 144A	No Opt. Call	N/R	387,657
1,400	5.000%, 5/01/32, 144A	5/27 at 100.00	N/R	1,530,480
	Centre Lake Community Development District, Miami Lakes, Florida, Special Assessment Bonds, Series 2016:
375	4.125%, 12/15/27	12/26 at 100.00	N/R	394,545
500	4.500%, 12/15/32	12/26 at 100.00	N/R	536,835
	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019:
2,075	5.000%, 10/01/29 (AMT), 144A	10/27 at 100.00	N/R	2,294,244
2,500	5.000%, 10/01/34 (AMT), 144A	10/27 at 100.00	N/R	2,770,550
	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Expansion Area Project, Series 2019:
230	3.625%, 6/15/24, 144A	No Opt. Call	N/R	234,858
300	4.000%, 6/15/29, 144A	No Opt. Call	N/R	314,505
	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
3,140	4.500%, 6/01/23	No Opt. Call	BBB-	3,241,045
500	5.250%, 6/01/28	6/23 at 100.00	BBB-	533,855
1,000	5.625%, 6/01/33	6/23 at 100.00	BBB-	1,073,190
4,710	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A, 7.000%, 5/15/24, 144A	No Opt. Call	N/R	4,499,793
810	Collier County Industrial Development Authority, Florida, Facilities Revenue Bonds, Gulf Coast Charter Academy, Series 2017A, 4.100%, 12/01/27, 144A	No Opt. Call	N/R	843,639
430	Concord Station Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.125%, 5/01/26	No Opt. Call	N/R	439,615

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 185	Connerton West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2 Phase 2, 4.625%, 5/01/28	No Opt. Call	N/R	$190,084
	Copper Creek Community Development District, Port Saint Lucie, Florida, Special Assessment Bonds, Series 2019:
220	3.875%, 11/01/24, 144A	No Opt. Call	N/R	224,789
270	4.000%, 11/01/29, 144A	No Opt. Call	N/R	283,397
	Copperspring Community Development District, Pasco County, Florida, Special Assessment Bonds, Series 2019:
215	3.200%, 12/15/24	No Opt. Call	N/R	216,324
250	3.500%, 12/15/29	No Opt. Call	N/R	253,223
100	4.000%, 12/15/39	12/29 at 100.00	N/R	101,844
1,925	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area One Project, Series 2016, 4.250%, 11/01/27	No Opt. Call	N/R	1,989,872
	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
1,085	3.750%, 11/01/23, 144A	No Opt. Call	N/R	1,098,801
1,195	4.500%, 11/01/28, 144A	No Opt. Call	N/R	1,248,536
	Creek Preserve Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019:
750	3.875%, 11/01/24, 144A	No Opt. Call	N/R	758,205
1,200	4.250%, 11/01/30, 144A	11/29 at 100.00	N/R	1,236,936
630	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1, 4.625%, 11/01/27	No Opt. Call	N/R	656,662
	Cross Creek North Community Development District, Clay County, Florida, Special Assessment Bonds, Series 2018:
530	4.375%, 11/01/24, 144A	No Opt. Call	N/R	543,107
795	4.750%, 11/01/29, 144A	No Opt. Call	N/R	837,890
2,105	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Senior Lien Series 2014A-1, 4.000%, 5/01/24	No Opt. Call	BBB	2,213,155
800	Cypress Creek Community Development District, Hillborough County, Florida, Capital Improvement Bonds, Subordinate Lien, Series 2017A, 6.000%, 5/01/29	10/19 at 101.00	N/R	808,200
	Downden West Community Development District, Florida, Revenue Bonds Series 2018:
385	4.350%, 5/01/23, 144A	No Opt. Call	N/R	391,245
720	4.850%, 5/01/29, 144A	No Opt. Call	N/R	760,385
3,120	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Assessment Area One, Series 2018A, 4.600%, 5/01/28, 144A	No Opt. Call	N/R	3,216,252
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Assessment Area Two, Series 2018:
595	3.875%, 12/15/23, 144A	No Opt. Call	N/R	603,342
1,160	4.250%, 12/15/28, 144A	No Opt. Call	N/R	1,204,103

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
$ 675	4.500%, 5/01/25	No Opt. Call	N/R	$698,180
1,300	4.625%, 5/01/26	No Opt. Call	N/R	1,352,741
2,575	Durbin Crossing Community Development District, Florida, Special Assessment Bonds, Senior Refunding Series 2017A-1, 5.000%, 5/01/32 – AGM Insured	5/27 at 100.00	AA	3,129,681
345	East Bonita Beach Road Community Development District, Bonita Springs, Florida, Special Assessment Bonds, Area 1 Series 2018, 4.375%, 11/01/29, 144A	11/28 at 100.00	N/R	360,666
2,750	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015, 4.250%, 5/01/25	5/22 at 100.00	N/R	2,831,922
1,250	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 4.125%, 11/01/23	No Opt. Call	N/R	1,281,025
	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019:
215	3.750%, 11/01/24	No Opt. Call	N/R	220,493
280	4.125%, 11/01/29	No Opt. Call	N/R	296,296
	East Nassau Stewardship District, Florida, Special Assessment Revenue Bonds, Series 2018:
455	4.250%, 5/01/24	No Opt. Call	N/R	463,604
570	4.600%, 5/01/29	No Opt. Call	N/R	600,843
	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-1:
895	4.500%, 11/01/23, 144A	No Opt. Call	N/R	913,016
1,690	5.000%, 11/01/29, 144A	No Opt. Call	N/R	1,778,252
1,000	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-2, 5.600%, 11/01/29, 144A	No Opt. Call	N/R	1,059,290
690	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/28	11/27 at 100.00	N/R	709,016
835	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-2, 5.250%, 11/01/29	No Opt. Call	N/R	868,784
	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2018A:
500	4.250%, 5/01/24, 144A	No Opt. Call	N/R	508,350
775	5.500%, 11/01/29, 144A	No Opt. Call	N/R	821,175
280	5.000%, 5/01/30, 144A	5/29 at 100.00	N/R	294,843
325	Escambia County Health Facilities Authority, Florida, Health Facility Revenue Bonds, Baptist Hospital, Inc Project, Series 2010A, 5.750%, 8/15/29	8/20 at 100.00	A3	335,875
900	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 6.375%, 11/01/26	No Opt. Call	N/R	1,007,883
220	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.000%, 11/01/22	No Opt. Call	N/R	222,928

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Evergreen Community Development District, Florida, Special Assessment Bonds, Series 2019:
$ 335	4.125%, 11/01/24, 144A	No Opt. Call	N/R	$339,747
500	4.250%, 11/01/29, 144A	No Opt. Call	N/R	518,485
535	Fiddlers Creek Community Development District 1, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/21	No Opt. Call	N/R	538,055
4,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.625%, 12/15/31	12/21 at 101.00	N/R	4,301,360
300	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%, 6/15/27, 144A	6/26 at 100.00	N/R	293,973
275	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2018A, 5.000%, 6/15/28, 144A	6/26 at 100.00	N/R	265,584
1,490	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 5.750%, 7/01/24	No Opt. Call	N/R	1,556,573
1,035	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017A, 5.000%, 7/01/27, 144A	No Opt. Call	N/R	1,085,715
4,040	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C, 5.150%, 7/01/27, 144A	No Opt. Call	N/R	4,191,136
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc Projects, Series 2016A:
2,450	5.125%, 6/15/26, 144A	No Opt. Call	N/R	2,609,764
4,590	4.000%, 7/15/26, 144A	No Opt. Call	N/R	4,704,520
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
430	5.000%, 6/15/24, 144A	No Opt. Call	N/R	426,779
3,750	5.625%, 6/15/29, 144A	6/24 at 100.00	N/R	3,721,912
2,360	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 5.000%, 6/15/25, 144A	No Opt. Call	N/R	2,488,384
625	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2011A, 6.500%, 6/15/21	No Opt. Call	B+	648,613
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2012A:
875	5.500%, 6/15/22, 144A	No Opt. Call	N/R	892,719
2,000	6.000%, 6/15/32, 144A	6/22 at 100.00	N/R	2,075,140
2,230	6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	2,295,896
5,855	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2013A, 6.375%, 12/15/25	6/23 at 100.00	N/R	6,377,090
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2014A:
1,750	5.750%, 6/15/29	6/24 at 100.00	N/R	1,904,227
1,510	6.000%, 6/15/34	6/24 at 100.00	N/R	1,642,925
1,990	Florida Development Finance Corporation, Florida, Solid Waste Disposal Revenue Bonds, Waste Pro USA, Inc Project, Series 2019, 5.000%, 5/01/29, 144A (AMT)	5/22 at 105.00	N/R	2,198,293

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
$ 38,165	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	No Opt. Call	N/R	$35,588,862
53,665	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	1/25 at 105.00	N/R	49,908,450
30,745	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	1/25 at 105.00	N/R	28,592,850
14,100	Florida Development Finance Corporation, Healthcare Facilties Revenue Bonds, UF Health - Jacksonville Project, Series 2013A, 6.000%, 2/01/33	8/23 at 100.00	Baa3	15,700,773
6,810	Florida Development Finance Corporation, Student Housing Revenue Bonds, Midtown Campus Properties LLC Project, Series 2019, 6.875%, 12/01/38, 144A	12/23 at 105.00	N/R	6,837,512
2,190	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1, 4.500%, 6/01/33, 144A	6/28 at 100.00	N/R	2,393,451
	Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series 2015A:
1,250	5.000%, 10/01/25	No Opt. Call	BBB+	1,469,075
2,000	5.000%, 10/01/26	10/25 at 100.00	BBB+	2,341,740
715	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 5 Project, Series 2016, 4.350%, 11/01/27	11/26 at 100.00	N/R	740,526
	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 7 & 8 Project, Series 2019:
400	3.350%, 11/01/24	No Opt. Call	N/R	402,368
625	3.700%, 11/01/29	No Opt. Call	N/R	636,000
925	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	11/24 at 100.00	N/R	1,017,250
460	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	471,086
145	Forest Brooke Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Project 2019 Series 2019A-2, 3.375%, 11/01/29	No Opt. Call	N/R	144,752
525	Forest Brooke Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2017, 4.500%, 12/15/27	No Opt. Call	N/R	548,294
460	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.250%, 5/01/23	No Opt. Call	N/R	479,785
85	Glen St Johns Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38	10/19 at 100.00	N/R	85,161
545	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area Project, Improvement Series 2014A-1, 4.000%, 5/01/25	5/24 at 100.00	N/R	548,074
620	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area, Refunding Series 2014A-2, 4.000%, 5/01/25	5/24 at 100.00	N/R	623,491
840	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	872,374
1,210	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Phase 1 Project, Series 2014A-1, 5.250%, 5/01/28	5/24 at 100.00	N/R	1,271,141

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,545	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 5.875%, 5/01/28	5/24 at 100.00	N/R	$1,679,909
	Grand Oaks Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2019A:
400	3.750%, 11/01/24	No Opt. Call	N/R	406,656
600	4.125%, 11/01/29	No Opt. Call	N/R	622,734
855	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017A, 5.000%, 11/01/28	No Opt. Call	N/R	892,141
110	Gulfstream Polo Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Phase 1 Project, Series 2017, 4.000%, 11/01/27	No Opt. Call	N/R	114,382
	Gulfstream Polo Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Phase 2 Project, Series 2019:
300	3.000%, 11/01/24	No Opt. Call	N/R	300,618
500	3.500%, 11/01/30	11/29 at 100.00	N/R	504,090
	Hacienda Lakes Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2016:
550	3.875%, 5/01/26	No Opt. Call	N/R	559,581
270	4.500%, 5/01/36	5/26 at 100.00	N/R	280,052
	Harbor Bay Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2019A-2:
225	3.100%, 5/01/24	No Opt. Call	N/R	224,044
700	3.100%, 5/01/24	No Opt. Call	N/R	697,025
265	3.300%, 5/01/29	No Opt. Call	N/R	262,416
750	3.300%, 5/01/29	No Opt. Call	N/R	742,688
	Harbor Bay Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2019A-1:
500	3.100%, 5/01/24	No Opt. Call	N/R	497,875
600	3.300%, 5/01/29	No Opt. Call	N/R	594,150
4,195	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.000%, 5/01/25	5/24 at 100.00	N/R	4,348,789
	Harmony West Community Development District, Osceloa County, Florida, Special Asssessment Revenue Bonds, Assessment Area One, Series 2018:
370	4.125%, 5/01/24, 144A	No Opt. Call	N/R	376,479
455	4.750%, 5/01/29, 144A	No Opt. Call	N/R	476,735
	Hawkstone Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019:
125	3.250%, 11/01/24	No Opt. Call	N/R	124,591
485	3.500%, 11/01/30	11/29 at 100.00	N/R	482,342
150	Hawkstone Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 2, Series 2019, 3.625%, 11/01/30	11/29 at 100.00	N/R	149,184

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2017:
$ 1,510	3.500%, 1/01/24	No Opt. Call	N/R	$1,529,192
1,740	4.000%, 1/01/28	1/27 at 100.00	N/R	1,785,797
655	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2018, 4.500%, 1/01/28	No Opt. Call	N/R	687,010
310	Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase Two Project, Series 2014, 4.625%, 11/01/24	No Opt. Call	N/R	319,957
695	Heritage Harbour North Community Development District, Florida, Capital Improvement Revenue Bond, Refunding Series 2017A-1, 5.000%, 5/01/27 – AGM Insured	No Opt. Call	AA	831,630
590	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Four, Series 2019A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	618,279
420	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Three, Series 2019A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	440,131
	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Three, Series 2019A-1:
365	4.125%, 11/01/24, 144A	No Opt. Call	N/R	372,285
450	4.500%, 11/01/29, 144A	No Opt. Call	N/R	469,719
535	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Two, Series 2016A-2, 6.250%, 11/01/29	No Opt. Call	N/R	581,390
	Highland Meadows II Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Area 4B/C Project, Series 2017:
220	3.500%, 11/01/23	No Opt. Call	N/R	221,949
375	4.125%, 11/01/28	11/27 at 100.00	N/R	385,406
	Highland Meadows West Community Development District, Haines City, Florida, Special Assessment Bonds, Series 2019:
375	4.000%, 11/01/24, 144A	No Opt. Call	N/R	380,453
695	4.125%, 11/01/29, 144A	No Opt. Call	N/R	721,341
300	Highlands Community Development District, Hillborough County, Florida, Special Assessment Bonds, Assessment Area 3A Project, Series 2016, 4.000%, 5/01/23	No Opt. Call	N/R	304,479
	Highlands Community Development District, Hillborough County, Florida, Special Assessment Bonds, Assessment Area 4 Project, Series 2018:
295	4.250%, 6/15/24, 144A	No Opt. Call	N/R	300,104
360	4.750%, 6/15/29, 144A	No Opt. Call	N/R	378,659
250	Hunter's Ridge Community Development District 1, Flagler County, Florida, Special Assessment Bonds, Assessment Area 1, Series 2019, 4.250%, 11/01/29, 144A	No Opt. Call	N/R	262,205
88	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Expanded Area Project, Series 2014, 4.750%, 5/01/25	5/24 at 100.00	N/R	91,262
	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Refunding Series 2013:
390	3.000%, 5/01/20	No Opt. Call	A-	393,615
405	3.250%, 5/01/21	No Opt. Call	A-	415,469
790	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2015, 4.375%, 11/01/25	No Opt. Call	N/R	809,363

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 275	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2017, 4.000%, 11/01/27	No Opt. Call	N/R	$282,095
185	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	188,437
490	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.000%, 5/01/26	No Opt. Call	N/R	502,970
685	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2017, 4.000%, 5/01/27	No Opt. Call	N/R	696,624
1,495	Lake Ashton Community Development District, Polk County, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/25	No Opt. Call	N/R	1,561,453
	Lake County, Florida, Educational Facilities Revenue Bonds, Imagine South Lake Charter School Project, Series 2019A:
500	5.000%, 1/15/29, 144A	No Opt. Call	N/R	568,340
550	5.000%, 1/15/39, 144A	7/29 at 100.00	N/R	600,666
75	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special Assessment Revenue Refunding Bonds, Series 2012, 5.250%, 11/01/22	No Opt. Call	N/R	77,835
2,945	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.125%, 5/01/24	No Opt. Call	N/R	3,129,180
650	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.750%, 5/01/25	No Opt. Call	N/R	667,206
	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2018:
365	4.000%, 5/01/23	No Opt. Call	N/R	368,555
550	4.600%, 5/01/28	No Opt. Call	N/R	567,501
	Lakeside Preserve Community Development District, Lakeland, Florida, Special Assessment Bonds, Series 2019:
305	3.875%, 5/01/24	No Opt. Call	N/R	308,687
375	4.250%, 5/01/29	No Opt. Call	N/R	387,874
515	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Del Webb Project, Series 2017, 4.300%, 5/01/27, 144A	No Opt. Call	N/R	538,427
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Indigo Expansion Area Project, Series 2019:
245	2.900%, 5/01/24, 144A	No Opt. Call	N/R	243,748
285	3.200%, 5/01/29, 144A	No Opt. Call	N/R	283,829
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Isles Lakewood Ranch Project, Series 2019:
230	3.500%, 5/01/24	No Opt. Call	N/R	232,675
275	3.875%, 5/01/29	No Opt. Call	N/R	285,643
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015:
600	4.250%, 5/01/25	No Opt. Call	N/R	621,618
710	4.875%, 5/01/35	5/25 at 100.00	N/R	752,288
1,475	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Ranch South Project, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	1,541,168

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northeast Sector Project, Phase 1A, Series 2018:
$ 355	3.900%, 5/01/23	No Opt. Call	N/R	$360,943
535	4.250%, 5/01/28	No Opt. Call	N/R	558,663
560	Landings at Miami Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2018, 4.125%, 11/01/28, 144A	No Opt. Call	N/R	576,968
	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
5,310	5.250%, 6/15/27	10/19 at 100.00	BB-	5,313,186
5,000	5.375%, 6/15/37	10/19 at 100.00	BB-	5,001,050
	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A:
325	5.000%, 12/01/27, 144A	12/22 at 105.00	N/R	343,025
210	5.375%, 12/01/32, 144A	12/22 at 105.00	N/R	223,902
	Lucerne Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019:
245	3.800%, 5/01/24	No Opt. Call	N/R	247,227
435	4.000%, 5/01/29	No Opt. Call	N/R	443,918
	Magic Place Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2019:
1,005	3.625%, 5/01/24	No Opt. Call	N/R	1,002,457
2,385	3.875%, 5/01/30	No Opt. Call	N/R	2,376,748
750	Majorca Isles Community Development District, Miami Gardens, Florida, Special Assessment Bonds, Series 2015, 5.000%, 5/01/25	No Opt. Call	N/R	803,025
10,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 4.200%, 12/15/25, 144A (AMT)	6/20 at 100.00	Baa2	10,146,300
305	Mediterra South Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 4.200%, 5/01/20	No Opt. Call	A	309,792
	Mediterranea Community Development District, Riviera Beach, Florida, Special Assessment Bonds, Area 2 Project, Refunding & Improvement Series 2017:
430	3.500%, 5/01/23	No Opt. Call	N/R	436,656
900	4.250%, 5/01/29	5/28 at 100.00	N/R	942,156
2,435	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017, 5.250%, 7/01/27, 144A	No Opt. Call	N/R	2,519,348
335	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014, 5.000%, 10/01/24	No Opt. Call	BBB+	386,828

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc Project, Series 2017:
$ 1,000	5.000%, 7/01/28	7/27 at 100.00	BBB	$1,174,670
1,000	5.000%, 7/01/29	7/27 at 100.00	BBB	1,171,110
1,315	5.000%, 7/01/30	7/27 at 100.00	BBB	1,532,909
1,605	5.000%, 7/01/31	7/27 at 100.00	BBB	1,866,182
695	5.000%, 7/01/32	7/27 at 100.00	BBB	805,581
	Miami World Center Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2017:
2,650	4.000%, 11/01/23	No Opt. Call	N/R	2,734,031
3,145	4.750%, 11/01/27	No Opt. Call	N/R	3,418,678
12,835	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2005D, 2.831%, 7/01/33 – AMBAC Insured (UB) (4)	12/19 at 100.00	A3	12,849,247
12,830	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2005E, 2.831%, 7/01/34 – AMBAC Insured (UB) (4)	12/19 at 100.00	A3	12,845,396
750	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, PInecrest Academy Project, Series 2014, 5.000%, 9/15/24	No Opt. Call	BBB	807,923
800	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 5.000%, 9/15/25, 144A	No Opt. Call	N/R	840,256
1,000	Miami-Dade County Industrual Development Authority, Florida, Revenue Bonds, Doral Academy, Series 2018, 5.000%, 1/15/32	1/28 at 100.00	BBB-	1,123,220
1,880	Miami-Dade County, Florida, General Obligation Bonds, Public Health Trust Program Series 2018A, 5.000%, 7/01/21	No Opt. Call	AA	2,000,414
	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastrusture Project, Refunding Series 2014B:
3,995	4.250%, 5/01/24	5/23 at 100.00	N/R	4,177,092
2,630	5.000%, 5/01/29	5/23 at 100.00	N/R	2,794,375
	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A:
2,670	4.250%, 5/01/24	5/23 at 100.00	N/R	2,791,699
4,500	5.000%, 5/01/29	5/23 at 100.00	N/R	4,781,250
2,010	5.000%, 5/01/37	5/23 at 100.00	N/R	2,122,359
1,605	Mirada Community Development District, Florida, Capital Improvement Bonds, Assessment Area 2 Series 2018A-2, 5.375%, 11/01/29	No Opt. Call	N/R	1,681,398
2,110	Mirada Community Development District, Pasco County, Florida, Bond Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24	11/20 at 100.00	N/R	2,106,898
290	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	301,267
3,105	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2015, 5.000%, 5/01/28	5/25 at 100.00	N/R	3,339,272
795	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014, 4.750%, 11/01/25	11/24 at 100.00	N/R	827,659

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2018:
$ 205	4.000%, 11/01/23, 144A	No Opt. Call	N/R	$207,587
535	4.625%, 11/01/29, 144A	11/28 at 100.00	N/R	556,989
	North Boulevard Community Development District, Haines, Polk County, Florida, Special Assessment Bonds, Series 2019:
205	4.250%, 11/01/24	No Opt. Call	N/R	209,729
440	4.750%, 11/01/29	No Opt. Call	N/R	466,536
	North Park Isle Community Development District, Plant City, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019:
445	3.625%, 5/01/24	No Opt. Call	N/R	448,133
810	4.000%, 5/01/30	5/29 at 100.00	N/R	823,576
	North Springs Improvement District, Browaard County, Florida, Special Assessment Bonds, Area C, Series 2017:
1,240	3.500%, 5/01/23	No Opt. Call	N/R	1,250,329
1,850	4.000%, 5/01/28	No Opt. Call	N/R	1,895,639
	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Parkland Bay Unit Area, Series 2018:
980	3.875%, 5/01/23, 144A	No Opt. Call	N/R	991,691
1,465	4.250%, 5/01/28, 144A	No Opt. Call	N/R	1,521,329
355	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 16, Refunding Series 2012, 5.125%, 8/01/22	No Opt. Call	N/R	363,761
2,500	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2014, 4.500%, 8/01/24	No Opt. Call	N/R	2,604,825
2,885	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 4.650%, 8/01/25	No Opt. Call	N/R	3,042,781
	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2018A:
865	4.500%, 8/01/24	No Opt. Call	N/R	885,890
1,100	4.875%, 8/01/29	No Opt. Call	N/R	1,167,067
375	Oaks Shady Creek Community Development District, Florida, Special Assessment Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	382,706
500	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012, 4.500%, 6/01/27	6/21 at 100.00	BBB	518,615
935	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015, 4.500%, 5/01/25	No Opt. Call	N/R	964,873
775	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Lifespace Community Inc, Series 2015C, 5.000%, 5/15/27	5/25 at 100.00	BBB	881,857
2,560	Palm Beach County, Florida, First Mortgage Revenue Bonds, Tuscan Gardens of Delray Beach Project, Series 2018A, 4.750%, 10/01/47 (Mandatory Put 10/01/29)	10/23 at 103.00	N/R	2,508,800
1,000	Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/29, 144A	No Opt. Call	Ba1	1,139,500
1,120	Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding Series 2017, 4.000%, 5/01/27	No Opt. Call	BBB-	1,174,611

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Parkland Preserve Community Development District, St Johns County, Florida, Special Assessment Revenue Bonds, Series 2019A:
$ 250	4.500%, 5/01/24	No Opt. Call	N/R	$252,100
880	4.750%, 5/01/30	No Opt. Call	N/R	897,934
255	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	259,786
	Pinellas County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc, Project, Series 2019:
1,100	5.000%, 7/01/29	No Opt. Call	N/R	1,319,417
225	5.000%, 7/01/39	7/29 at 100.00	N/R	262,571
565	Poinciana West Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Series 2016-2, 5.375%, 5/01/30	5/27 at 100.00	N/R	604,211
630	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	645,901
	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A:
435	4.000%, 5/01/20	No Opt. Call	N/R	439,916
3,815	5.000%, 5/01/25	No Opt. Call	N/R	4,041,954
995	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement Series 2015, 4.250%, 5/01/25	No Opt. Call	N/R	1,014,671
975	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 4.375%, 11/01/28	11/26 at 100.00	N/R	1,016,418
	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 4 Project, Series 2017:
355	3.500%, 11/01/22, 144A	No Opt. Call	N/R	358,067
1,040	4.250%, 11/01/28, 144A	11/27 at 100.00	N/R	1,083,066
	Reunion West Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 5 Project, Series 2019:
260	3.750%, 5/01/24	No Opt. Call	N/R	263,214
500	4.000%, 5/01/30	5/29 at 100.00	N/R	512,995
	Rhodine Road North Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019:
200	3.500%, 5/01/24	No Opt. Call	N/R	201,412
500	4.000%, 5/01/30	5/29 at 100.00	N/R	510,150
775	Rivers Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2, 4.375%, 5/01/28	No Opt. Call	N/R	798,886
435	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.125%, 5/01/26	No Opt. Call	N/R	431,990
	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016:
815	4.500%, 11/01/22	No Opt. Call	N/R	835,603
1,885	5.250%, 11/01/28	11/27 at 100.00	N/R	2,086,016

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2018:
$ 370	4.375%, 11/01/23, 144A	No Opt. Call	N/R	$380,678
640	4.875%, 11/01/28, 144A	No Opt. Call	N/R	688,870
240	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2014, 6.125%, 11/01/27	11/24 at 100.00	N/R	268,334
265	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2016, 4.000%, 11/01/22	No Opt. Call	N/R	270,308
	Sabal Palm Community Development District, Florida, Special Assessment Bonds, South Parcel Series 2017:
205	3.500%, 11/01/22, 144A	No Opt. Call	N/R	206,712
500	4.250%, 11/01/28, 144A	11/27 at 100.00	N/R	517,435
2,000	Saint Johns County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Westminster Pines, Series 2017A, 4.125%, 8/01/47 (Mandatory Put 8/01/24)	8/22 at 101.00	N/R	2,041,640
	San Simeon Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, 2019 Project Series 2019:
500	3.375%, 6/15/24, 144A	No Opt. Call	N/R	503,150
1,055	3.750%, 6/15/31, 144A	6/29 at 100.00	N/R	1,078,948
1,340	Seminole County Industrial Development Authority, Florida, Revenue Bonds, Legacy Pointe at UCF Project, Anticipation Notes Series 2016A, 10.000%, 12/28/21, 144A	10/19 at 100.00	N/R	1,735,032
	Shell Point Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Refunding Series 2019:
400	4.000%, 11/01/24, 144A	No Opt. Call	N/R	407,228
745	4.500%, 11/01/29, 144A	No Opt. Call	N/R	780,775
	Sherwood Manor Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Area One, Series 2018:
250	4.000%, 11/01/23, 144A	No Opt. Call	N/R	254,185
540	4.625%, 11/01/29, 144A	No Opt. Call	N/R	562,172
	Shingle Creek Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2015:
325	3.625%, 11/01/20	No Opt. Call	N/R	326,570
2,000	4.500%, 11/01/25	No Opt. Call	N/R	2,081,560
355	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1A, Series 2018A-1, 5.000%, 11/01/28, 144A	No Opt. Call	N/R	368,110
110	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/27, 144A	No Opt. Call	N/R	114,312
485	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015, 4.375%, 5/01/25	5/24 at 101.00	N/R	495,685
	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017A:
755	3.625%, 11/01/23	No Opt. Call	N/R	764,928
1,125	4.500%, 11/01/28	11/27 at 100.00	N/R	1,169,685

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 640	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2016, 4.750%, 11/01/28	11/27 at 100.00	N/R	$668,371
	Solterra Resort Community Development District, Polk County, Florida, Special Assessment Bonds, Series 2018:
610	4.000%, 5/01/23	No Opt. Call	N/R	619,418
1,145	4.750%, 5/01/29	No Opt. Call	N/R	1,204,964
1,000	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016, 5.000%, 5/01/29	5/27 at 100.00	N/R	1,065,780
	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2018:
480	4.000%, 5/01/24	No Opt. Call	N/R	487,987
595	4.625%, 5/01/29	5/28 at 100.00	N/R	625,369
350	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2, 4.350%, 5/01/26	No Opt. Call	N/R	359,373
1,925	Southeast Overtown/Park West Community Redevelopement Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%, 3/01/24, 144A	No Opt. Call	BBB+	2,175,000
	Spencer Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019:
350	3.750%, 5/01/24	No Opt. Call	N/R	354,939
430	4.375%, 5/01/29	No Opt. Call	N/R	450,524
595	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	616,004
	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
700	3.750%, 11/01/22, 144A	No Opt. Call	N/R	708,246
1,290	4.500%, 11/01/28, 144A	11/27 at 100.00	N/R	1,354,732
990	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/25	5/23 at 100.00	N/R	1,018,858
	Stoneybrook South at Championsgate Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, 2019 Assessment Area Series 2019NM:
405	3.500%, 6/15/24	No Opt. Call	N/R	410,220
1,000	4.000%, 6/15/30	6/29 at 100.00	N/R	1,038,720
	Stoneybrook South at Championsgate Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Parcel K Assessment Area, Series 2017:
330	3.500%, 12/15/23	No Opt. Call	N/R	333,782
550	4.000%, 12/15/28	No Opt. Call	N/R	573,821
660	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 5.500%, 5/01/24	5/23 at 100.00	N/R	721,855
420	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-1, 5.000%, 11/01/27	No Opt. Call	N/R	427,153
720	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-2, 5.750%, 11/01/29	No Opt. Call	N/R	748,548
730	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-3, 5.875%, 11/01/29	10/19 at 101.00	N/R	737,570

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,550	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	$1,634,382
	Storey Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2015:
175	4.000%, 11/01/20	No Opt. Call	N/R	176,629
1,215	4.500%, 11/01/26	11/25 at 100.00	N/R	1,268,338
460	Storey Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Assessment Area Three Project, Series 2019, 3.750%, 6/15/29, 144A	No Opt. Call	N/R	471,219
	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-1:
295	4.000%, 11/01/23, 144A	No Opt. Call	N/R	299,213
450	5.000%, 11/01/29, 144A	11/28 at 100.00	N/R	477,473
245	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	262,211
500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/25	1/24 at 100.00	A-	566,625
475	Talis Park Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2013, 4.250%, 11/01/24	11/23 at 100.00	N/R	491,996
390	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	408,736
	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019A-1:
1,140	3.875%, 5/01/24	No Opt. Call	N/R	1,139,259
1,705	4.125%, 5/01/29	No Opt. Call	N/R	1,708,819
4,775	4.500%, 5/01/39	5/29 at 100.00	N/R	4,768,649
	Timber Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
225	4.125%, 11/01/24, 144A	No Opt. Call	N/R	228,580
405	4.625%, 11/01/29, 144A	No Opt. Call	N/R	425,363
	Tolomato Community Development District, Florida, Special Assessment Bonds, Expansion Parcel Project, Series 2018:
135	3.850%, 5/01/23, 144A	No Opt. Call	N/R	136,515
210	4.350%, 5/01/28, 144A	No Opt. Call	N/R	217,350
1,800	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Senior Lien Series 2018A-2, 5.200%, 5/01/28, 144A	No Opt. Call	N/R	1,892,448
1,070	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2018B-2, 4.625%, 5/01/28	No Opt. Call	N/R	1,106,594
	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2019A-2:
650	3.500%, 5/01/24	No Opt. Call	N/R	654,030
700	3.850%, 5/01/29	No Opt. Call	N/R	713,678
1,045	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014, 5.750%, 11/01/27	11/26 at 102.00	N/R	1,152,207

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 2B Project, Series 2018:
$ 110	4.000%, 5/01/23	No Opt. Call	N/R	$111,861
295	5.000%, 5/01/28	No Opt. Call	N/R	311,027
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3A Project, Series 2018:
650	4.000%, 5/01/23	No Opt. Call	N/R	660,959
1,000	5.000%, 5/01/28	No Opt. Call	N/R	1,054,480
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3B Project, Series 2019:
135	3.500%, 5/01/24	No Opt. Call	N/R	135,473
365	4.000%, 5/01/30	No Opt. Call	N/R	371,110
165	Towne Park Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.000%, 11/01/28	11/26 at 100.00	N/R	174,126
1,020	Tradition Community Development District 1, Port Saint Lucie, Florida, Irrigation System Revenue Bonds, Existing System Series 2017, 4.000%, 10/01/27	No Opt. Call	N/R	1,040,808
	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1:
165	4.250%, 11/01/20	No Opt. Call	N/R	166,275
250	5.000%, 11/01/26	No Opt. Call	N/R	264,640
420	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area One - Phase 2 Project, Series 2018, 4.750%, 11/01/29, 144A	No Opt. Call	N/R	445,376
	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019A:
250	3.875%, 5/01/24	No Opt. Call	N/R	251,828
500	4.125%, 5/01/29	No Opt. Call	N/R	508,690
540	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.875%, 5/01/25	No Opt. Call	N/R	564,181
	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2018:
250	4.500%, 5/01/23	No Opt. Call	N/R	254,375
400	5.000%, 5/01/28	No Opt. Call	N/R	422,496
	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels A, B & C, Series 2018:
250	4.000%, 11/01/24	No Opt. Call	N/R	255,058
500	4.500%, 11/01/29	No Opt. Call	N/R	526,145
1,415	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels D, E & F, Series 2017, 4.125%, 11/01/28, 144A	11/27 at 100.00	N/R	1,458,752
530	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 1 Project, Series 2015, 4.375%, 11/01/25	No Opt. Call	N/R	546,547
170	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 4 Project, Series 2015A, 4.250%, 11/01/21	No Opt. Call	N/R	172,562

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 370	Turtle Run Community Development District, Florida, Special Assessment Benefit Tax Bonds, Series 2017-2, 4.000%, 5/01/28	No Opt. Call	A2	$387,653
	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1:
1,545	5.000%, 11/01/23	No Opt. Call	N/R	1,568,160
1,995	5.750%, 11/01/28	No Opt. Call	N/R	2,112,685
	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2:
700	5.000%, 11/01/23	No Opt. Call	N/R	710,430
1,630	6.000%, 11/01/31	No Opt. Call	N/R	1,755,494
260	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.200%, 5/01/26	No Opt. Call	N/R	265,603
	Two Lakes Community Development District, Hialeah, Florida, Special Assessment Bonds, Expansion Area Project, Series 2019:
500	3.000%, 12/15/24	No Opt. Call	N/R	497,365
1,510	3.375%, 12/15/30	12/29 at 100.00	N/R	1,508,550
3,000	3.750%, 12/15/39	12/29 at 100.00	N/R	2,995,650
350	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1, 4.750%, 11/01/27	No Opt. Call	N/R	366,289
910	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-1, 5.000%, 11/01/27, 144A	No Opt. Call	N/R	935,717
260	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-2, 5.500%, 11/01/29, 144A	No Opt. Call	N/R	275,275
	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2019A-1:
455	4.125%, 11/01/24, 144A	No Opt. Call	N/R	461,461
695	4.500%, 11/01/30, 144A	11/29 at 100.00	N/R	719,269
970	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2019A-2, 5.250%, 11/01/32, 144A	No Opt. Call	N/R	1,015,842
505	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.000%, 11/01/27	No Opt. Call	N/R	571,731
	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area One-Gardens East Project, Series 2018A:
325	4.000%, 11/01/24	No Opt. Call	N/R	330,489
305	4.000%, 11/01/24	No Opt. Call	N/R	310,133
390	4.500%, 11/01/29	No Opt. Call	N/R	410,108
375	4.500%, 11/01/29	No Opt. Call	N/R	394,358
405	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area Three, Four and Five, Series 2018B, 5.875%, 11/01/32	12/19 at 101.00	N/R	409,244
585	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod A Project, Series 2017, 4.250%, 11/01/28	11/27 at 100.00	N/R	599,836
460	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod B Project, Series 2017, 4.250%, 11/01/28	11/27 at 100.00	N/R	471,689

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 680	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod C Project, Series 2017, 4.500%, 11/01/28	11/27 at 100.00	N/R	$699,271
850	Village Community Development District 10, Sumter County, Florida, Special Assessment Revenue Bonds, Series 2012, 4.500%, 5/01/23	5/22 at 100.00	N/R	897,455
1,590	Villages of Glen Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2018A-2, 5.500%, 11/01/29, 144A	No Opt. Call	N/R	1,689,152
	Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Series 2019:
170	3.750%, 5/01/24	No Opt. Call	N/R	171,044
250	4.000%, 5/01/29	No Opt. Call	N/R	253,448
1,780	Waterset Central Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018, 4.625%, 11/01/29, 144A	11/28 at 100.00	N/R	1,856,273
1,285	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014, 4.750%, 11/01/25	11/24 at 100.00	N/R	1,346,307
	Wesbridge Community Development District, Pasco County, Florida, Special Assessment Bonds, 2019 Project, Series 2019:
305	3.250%, 11/01/24	No Opt. Call	N/R	306,717
400	3.625%, 11/01/29	No Opt. Call	N/R	406,772
1,910	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 1, Series 2017, 3.500%, 5/01/22	No Opt. Call	N/R	1,914,431
	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 3, Refunding Series 2017:
1,825	3.500%, 5/01/22	No Opt. Call	N/R	1,831,752
3,545	4.000%, 5/01/27	No Opt. Call	N/R	3,604,060
	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 4, Series 2016:
1,000	4.250%, 11/01/26	No Opt. Call	N/R	1,028,200
210	4.625%, 11/01/31	11/26 at 100.00	N/R	218,274
	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 7 Master Infrastructure, Series 2019:
500	4.000%, 5/01/24	No Opt. Call	N/R	507,045
1,000	4.250%, 5/01/29	No Opt. Call	N/R	1,034,360
135	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 7 Village B Parcel, Series 2019, 4.250%, 5/01/29, 144A	No Opt. Call	N/R	139,651
	Westside Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2019:
680	3.500%, 5/01/24, 144A	No Opt. Call	N/R	679,415
810	3.750%, 5/01/29, 144A	No Opt. Call	N/R	811,580
	Wildblue Community Development District, Florida, Special Assessment Bonds, Series 2019:
610	3.500%, 6/15/24, 144A	No Opt. Call	N/R	614,642
2,000	3.750%, 6/15/30, 144A	6/29 at 100.00	N/R	2,048,780

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Willow Hammock Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2017:
$ 520	3.500%, 11/01/23, 144A	No Opt. Call	N/R	$524,274
725	4.000%, 11/01/28, 144A	11/27 at 100.00	N/R	745,880
	Willow Walk Community Development District, Florida, Special Assessment Revenue Bonds, North Parcel Area Project, Series 2017:
220	3.500%, 5/01/23	No Opt. Call	N/R	222,268
330	4.000%, 5/01/28	No Opt. Call	N/R	338,923
	Willow Walk Community Development District, Florida, Special Assessment Revenue Bonds, North Parcel Area Project, Series 2019:
210	3.800%, 5/01/24	No Opt. Call	N/R	212,155
315	4.000%, 5/01/29	No Opt. Call	N/R	323,360
	Willows Community Development District, Florida, Special Assessment Bonds, Series 2019:
425	3.875%, 5/01/24	No Opt. Call	N/R	431,252
510	4.370%, 5/01/29	No Opt. Call	N/R	528,125
	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series 2015:
65	4.000%, 11/01/20	No Opt. Call	N/R	65,411
400	4.375%, 11/01/25	No Opt. Call	N/R	422,376
	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2019:
135	3.750%, 11/01/24	No Opt. Call	N/R	137,739
185	4.250%, 11/01/29	No Opt. Call	N/R	193,958
245	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 1 Project, Series 2015, 4.000%, 11/01/22	No Opt. Call	N/R	250,010
1,005	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 4.125%, 11/01/27	No Opt. Call	N/R	1,056,084
560	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016, 4.375%, 5/01/26	No Opt. Call	N/R	576,430
	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
270	4.000%, 5/01/22	No Opt. Call	N/R	272,892
905	5.000%, 5/01/29	5/28 at 100.00	N/R	950,060
	Zephyr Lakes Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2019:
525	4.375%, 11/01/24, 144A	No Opt. Call	N/R	537,091
660	4.750%, 11/01/29, 144A	No Opt. Call	N/R	698,465
671,323	Total Florida			684,419,544

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia – 1.4%
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
$ 2,455	6.000%, 1/01/23	No Opt. Call	N/R	$2,509,084
9,250	6.500%, 1/01/29	1/28 at 100.00	N/R	9,979,362
2,540	6.750%, 1/01/35	1/28 at 100.00	N/R	2,728,798
	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, Kennesaw State University Real Estate Foundations Projects, Refunding Series 2014C:
985	5.000%, 7/15/22	No Opt. Call	Baa2	1,060,490
1,040	5.000%, 7/15/23	No Opt. Call	Baa2	1,144,385
750	5.000%, 7/15/24	No Opt. Call	Baa2	842,310
1,000	5.000%, 7/15/26	7/24 at 100.00	Baa2	1,123,060
1,000	5.000%, 7/15/27	7/24 at 100.00	Baa2	1,121,540
1,000	5.000%, 7/15/29	7/24 at 100.00	Baa2	1,118,140
750	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 5.750%, 10/01/24	10/23 at 100.00	N/R	801,180
560	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 5.250%, 4/01/23	No Opt. Call	N/R	576,369
2,000	Fulton County Residential Care Facilities for the Elderly Authority, Georgia, Revenue Bonds, Lenbrook Square Foundation, Inc Project, Refunding Series 2016, 5.000%, 7/01/31	7/23 at 103.00	BBB	2,217,000
700	Gainesville and Hall County Development Authority, Georgia, Educational Facilities Revenue Bonds, Riverside Military Academy, Refunding Series 2017, 5.000%, 3/01/27	No Opt. Call	BBB-	762,622
376	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association, Series 1998A, 4.750%, 6/01/28 – NPFG Insured	No Opt. Call	Baa2	433,532
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
406	5.500%, 7/15/23	7/21 at 100.00	N/R	407,851
958	5.500%, 7/15/30	7/21 at 100.00	N/R	963,144
1,052	5.500%, 1/15/36	7/21 at 100.00	N/R	1,057,544
500	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for Classical Education, Series 2017, 5.000%, 6/15/27, 144A	No Opt. Call	N/R	525,055
	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2006B:
330	5.000%, 3/15/21	No Opt. Call	A-	345,220
830	5.000%, 3/15/22	No Opt. Call	A-	893,877
	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019A:
5,000	5.000%, 5/15/33	5/29 at 100.00	A3	6,121,500
3,280	5.000%, 5/15/34	5/29 at 100.00	A3	4,000,813
2,000	5.000%, 5/15/35	No Opt. Call	A3	2,632,800
2,000	5.000%, 5/15/36	No Opt. Call	A3	2,650,700
2,750	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company - Scherer Plant, First Series 1995, 2.250%, 7/01/25	6/24 at 100.00	Baa1	2,791,800

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
	Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds, Series 2019A:
$ 6,000	5.000%, 1/01/34	7/28 at 100.00	Baa3	$7,177,620
12,500	5.000%, 1/01/39	7/28 at 100.00	Baa3	14,742,750
125	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.000%, 10/01/19	No Opt. Call	Baa1	125,000
12,235	Rockdale County Development Authority, Georgia, Revenue Bonds, Pratt Paper, LLC Project, Refunding Series 2018, 4.000%, 1/01/38, 144A (AMT)	1/28 at 100.00	N/R	13,021,343
74,372	Total Georgia			83,874,889
	Guam – 0.8%
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
4,825	5.000%, 11/15/27	11/25 at 100.00	BB	5,544,890
4,305	5.000%, 11/15/33	11/25 at 100.00	BB	4,859,053
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,000	5.000%, 1/01/31	1/22 at 100.00	BB	1,053,770
1,875	5.250%, 1/01/36	1/22 at 100.00	BB	1,981,144
3,530	5.125%, 1/01/42	1/22 at 100.00	BB	3,700,005
	Guam Government Department of Education, Certificates of Participation, John F Kennedy High School Project, Series 2010A:
3,000	6.625%, 12/01/30	12/20 at 100.00	B+	3,075,480
895	6.875%, 12/01/40	12/20 at 100.00	B+	920,892
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A:
400	5.000%, 7/01/22	No Opt. Call	BBB-	432,580
250	5.000%, 7/01/23	No Opt. Call	BBB-	277,228
2,200	5.000%, 7/01/24	No Opt. Call	BBB-	2,496,296
1,000	5.000%, 7/01/35	7/24 at 100.00	BBB-	1,107,480
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
350	5.250%, 7/01/20	No Opt. Call	BBB-	358,621
1,500	5.500%, 7/01/43	7/23 at 100.00	BBB-	1,649,955
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016:
255	5.000%, 7/01/24	No Opt. Call	BBB-	289,343
525	5.000%, 7/01/25	No Opt. Call	BBB-	608,496
	Guam Government, General Obligation Bonds, 2009 Series A:
325	6.000%, 11/15/19	No Opt. Call	BB-	326,635
5,525	6.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (6)	5,561,299
2,185	Guam Government, General Obligation Bonds, Series 2019, 5.000%, 11/15/31 (AMT)	5/29 at 100.00	BB-	2,569,123
2,010	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.375%, 12/01/24 (Pre-refunded 12/01/19)	12/19 at 100.00	N/R (6)	2,023,688

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Guam (continued)
$ 1,500	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A, 5.000%, 12/01/46	12/26 at 100.00	BB	$1,683,510
2,075	Guam International Airport Authority, Revenue Bonds, Series 2013C, 5.000%, 10/01/21 – AGM Insured (AMT)	No Opt. Call	A2	2,137,624
2,580	Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/28	10/27 at 100.00	BBB-	3,081,526
750	Guam Power Authority, Revenue Bonds, Series 2010A, 5.500%, 10/01/40 (Pre-refunded 10/01/20)	10/20 at 100.00	BBB- (6)	781,185
1,000	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/25	10/24 at 100.00	BBB-	1,127,040
43,860	Total Guam			47,646,863
	Hawaii – 0.4%
	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
490	5.000%, 7/01/20	No Opt. Call	BB	493,900
1,555	5.750%, 7/01/23	No Opt. Call	BB	1,628,474
1,575	6.250%, 7/01/27	7/23 at 100.00	BB	1,693,094
19,940	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A	7/27 at 100.00	N/R	21,140,388
125	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22	No Opt. Call	A-	127,710
230	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012, 5.250%, 5/15/28	5/22 at 100.00	N/R	234,547
23,915	Total Hawaii			25,318,113
	Idaho – 0.1%
825	Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health Project, Series 2014, 4.375%, 7/01/34, 144A	7/24 at 100.00	A	884,631
	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016:
1,985	5.000%, 9/01/25	No Opt. Call	BB+	2,280,487
2,085	5.000%, 9/01/26	No Opt. Call	BB+	2,440,910
1,000	5.000%, 9/01/37	9/26 at 100.00	BB+	1,121,280
1,170	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Compass Public Charter School, Inc Project, Series 2010A, 5.500%, 7/01/30	7/20 at 100.00	BB	1,188,872
7,065	Total Idaho			7,916,180
	Illinois – 13.6%
1,335	Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment Revenue Bonds, East River Area TIF 6, Refunding Series 2018A, 5.000%, 12/30/27	No Opt. Call	N/R	1,387,919
1,000	Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment Revenue Bonds, River City TIF 3, Refunding Series 2018B, 4.500%, 12/30/23	No Opt. Call	N/R	1,020,060
2,080	Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev Project, Senior Lien Series 2016, 4.000%, 1/01/24	1/22 at 100.00	N/R	2,083,890
2,125	Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway Redevelopment Project, Series 2007A, 5.000%, 5/01/26	10/19 at 100.00	N/R	2,125,127
3,345	Berwyn, Cook County, Illinois, General Obligation Bonds, Series 2016A, 5.000%, 12/01/29	12/26 at 100.00	BBB	3,785,938

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 4,680	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	10/19 at 100.00	N/R	$4,634,042
1,645	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2019, 5.000%, 3/01/33	3/28 at 100.00	N/R	1,748,191
10,150	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A Certificates, 4.000%, 6/15/23 (Mandatory Put 12/15/22), 144A	No Opt. Call	N/R	10,302,148
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016:
24,265	5.750%, 4/01/33	4/27 at 100.00	A	29,419,371
20,835	5.750%, 4/01/34	4/27 at 100.00	A	25,199,516
2,985	5.750%, 4/01/35	4/27 at 100.00	A	3,600,776
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017:
300	5.000%, 4/01/33	4/27 at 100.00	A	345,192
1,370	5.000%, 4/01/34	4/27 at 100.00	A	1,572,486
2,000	5.000%, 4/01/35	4/27 at 100.00	A	2,289,440
2,320	5.000%, 4/01/36	4/27 at 100.00	A	2,649,324
2,320	5.000%, 4/01/37	4/27 at 100.00	A	2,642,434
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2018:
1,240	5.000%, 4/01/33	4/28 at 100.00	A	1,448,928
1,535	5.000%, 4/01/34	4/28 at 100.00	A	1,788,705
1,610	5.000%, 4/01/35	4/28 at 100.00	A	1,870,514
1,270	5.000%, 4/01/36	4/28 at 100.00	A	1,471,524
4,170	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%, 12/01/32	12/24 at 100.00	BB-	4,632,536
1,420	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.500%, 12/01/39	12/21 at 100.00	B2	1,493,357
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
225	5.000%, 12/01/19 (ETM)	No Opt. Call	N/R (6)	226,346
870	5.000%, 12/01/19	No Opt. Call	B2	874,028
1,230	5.000%, 12/01/20	No Opt. Call	B2	1,270,332
8,075	5.000%, 12/01/31	12/20 at 100.00	B2	8,279,217
13,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A	12/27 at 100.00	BB-	16,886,220
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
16,570	5.000%, 12/01/30	12/27 at 100.00	BB-	19,224,845
11,810	5.000%, 12/01/34	12/27 at 100.00	BB-	13,533,551
7,400	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31	12/27 at 100.00	BB-	8,547,592

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017F:
$ 8,855	5.000%, 12/01/23	No Opt. Call	BB-	$9,799,474
5,000	5.000%, 12/01/24	No Opt. Call	BB-	5,627,750
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A:
3,120	5.000%, 12/01/29 – AGM Insured	12/28 at 100.00	BB	3,799,442
2,500	5.000%, 12/01/30 – AGM Insured	12/28 at 100.00	BB	3,030,075
1,850	5.000%, 12/01/33 – AGM Insured	12/28 at 100.00	BB	2,220,721
4,300	5.000%, 12/01/34 – AGM Insured	12/28 at 100.00	BB	5,145,509
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C:
1,900	5.000%, 12/01/24	No Opt. Call	BB-	2,135,182
5,000	5.000%, 12/01/25	No Opt. Call	BB-	5,699,750
4,000	5.000%, 12/01/26	No Opt. Call	BB-	4,622,240
20,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/26	12/25 at 100.00	BB-	25,237,600
2,500	Chicago Board of Education, Illinois, General Obligation Bonds, Refunding Series 2005A, 5.500%, 12/01/30 – AMBAC Insured	No Opt. Call	B2	3,135,750
	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A:
9,160	0.000%, 12/01/24 – NPFG Insured	No Opt. Call	BB-	8,010,054
8,150	0.000%, 12/01/29 – NPFG Insured	No Opt. Call	BB-	6,030,837
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
5,000	0.000%, 12/01/22 – FGIC Insured	No Opt. Call	BB-	4,614,400
3,780	0.000%, 12/01/25 – FGIC Insured	No Opt. Call	BB-	3,210,278
3,295	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/25 – NPFG Insured	No Opt. Call	BB-	2,798,378
1,000	Chicago Park District, Illinois, General Obligation Bonds, Limited Tax Park Series 2016A, 5.000%, 1/01/40	1/26 at 100.00	AA-	1,122,490
2,100	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	2,134,314
1,282	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Note, North Pullman Chicago Neighborhood Initiative, IncRedevelopement Project-Whole Foods Warehouse & Distribution, 5.000%, 3/15/34, 144A	7/21 at 100.00	N/R	1,297,805
2,000	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/34 – FGIC Insured	No Opt. Call	BBB-	1,261,900
	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B:
1,000	5.250%, 1/01/23	No Opt. Call	Ba1	1,086,440
2,650	5.000%, 1/01/25	No Opt. Call	Ba1	2,974,519
795	5.000%, 1/01/26	1/25 at 100.00	Ba1	894,526
2,025	5.250%, 1/01/29	1/25 at 100.00	Ba1	2,282,884

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A:
$ 215	5.000%, 1/01/27	1/24 at 100.00	Ba1	$236,623
10,000	5.250%, 1/01/30	1/24 at 100.00	Ba1	11,026,000
10,100	5.250%, 1/01/32	1/24 at 100.00	Ba1	11,076,973
715	5.000%, 1/01/35	1/24 at 100.00	Ba1	771,592
6,860	5.000%, 1/01/36	1/24 at 100.00	Ba1	7,393,502
	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A:
20,500	5.625%, 1/01/31	1/27 at 100.00	BBB-	24,414,475
2,890	5.750%, 1/01/34	1/27 at 100.00	BBB-	3,438,811
5,870	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.000%, 1/01/23	No Opt. Call	Ba1	6,331,852
1,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D, 5.500%, 1/01/34	1/25 at 100.00	Ba1	1,125,350
	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
6,000	0.000%, 1/01/27	No Opt. Call	Ba1	4,767,780
415	5.000%, 1/01/34	10/19 at 100.00	Ba1	416,091
	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
845	4.625%, 1/01/32	1/21 at 100.00	Ba1	858,334
26,085	5.000%, 1/01/40	1/21 at 100.00	Ba1	26,668,261
	Chicago, Illinois, General Obligation Bonds, Project Series 2012A:
7,000	5.000%, 1/01/33	1/22 at 100.00	Ba1	7,324,380
14,120	5.000%, 1/01/34	1/22 at 100.00	Ba1	14,762,036
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2009A:
1,870	5.000%, 1/01/22 (Pre-refunded 1/01/20)	1/20 at 100.00	Ba1 (6)	1,886,419
1,170	5.000%, 1/01/25	1/20 at 100.00	Ba1	1,178,178
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C:
10	5.000%, 1/01/21	No Opt. Call	Ba1	10,447
5,835	5.000%, 1/01/23	1/22 at 100.00	Ba1	6,164,969
1,500	5.000%, 1/01/25	1/22 at 100.00	Ba1	1,584,150
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
3,530	5.000%, 1/01/24	No Opt. Call	BBB-	3,888,860
1,065	5.000%, 1/01/25	No Opt. Call	BBB-	1,195,420
2,560	5.000%, 1/01/26	No Opt. Call	BBB-	2,924,237
1,065	5.000%, 1/01/28	1/26 at 100.00	BBB-	1,212,204
12,415	5.000%, 1/01/38	1/26 at 100.00	BBB-	13,730,866
	Chicago, Illinois, General Obligation Bonds, Series 2015A:
30	5.000%, 1/01/24	No Opt. Call	BBB-	33,050
6,565	5.000%, 1/01/26	1/25 at 100.00	BBB-	7,386,872
5,000	5.250%, 1/01/27	1/25 at 100.00	BBB-	5,669,600
1,535	5.500%, 1/01/35	1/25 at 100.00	BBB-	1,724,173
360	5.500%, 1/01/39	1/25 at 100.00	BBB-	401,170

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago, Illinois, General Obligation Bonds, Series 2019A:
$ 2,000	5.000%, 1/01/31	1/29 at 100.00	BBB-	$2,351,900
5,000	5.500%, 1/01/49	1/29 at 100.00	BBB-	5,853,600
900	Chicago, Illinois, Special Assessment Bonds, Lakeshore East Project, Series 2003, 6.750%, 12/01/32	10/19 at 100.00	N/R	905,409
1,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.250%, 12/01/26	12/23 at 100.00	BBB	1,097,160
1,260	Cook County, Illinois, General Obligation Bonds, Refunding Series 2018, 5.000%, 11/15/34	11/26 at 100.00	A2	1,469,450
880	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	B1	911,574
2,390	Gilberts Village, Kane County, Illinois, Special Tax Bonds, Special Service Area 15, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	3/24 at 100.00	AA	2,683,468
3,249	Gilberts Village, Kane County, Illinois, Tax Increment Revenue Note, Prairie Buisness Park-Industrial Property, Series 2018A, 5.000%, 11/15/34	No Opt. Call	N/R	3,529,226
300	Governors State University Board of Trustees, Illinois, Certificates of Participation, Capital Improvement Projects, Series 2008, 4.125%, 1/01/21	10/19 at 100.00	A3	300,873
1,390	Governors State University Board of Trustees, Illinois, Certificates of Participation, Capital Improvement Projects, Series 2018, 5.000%, 7/01/28 – BAM Insured	7/27 at 100.00	AA	1,655,420
	Hillside, Cook County, Illinois, Tax Increment Revenue Bonds, Refunding Series 2018:
1,475	5.000%, 1/01/24	No Opt. Call	N/R	1,534,059
2,690	5.000%, 1/01/30	1/27 at 100.00	N/R	2,878,596
	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A:
160	4.500%, 12/01/20, 144A	No Opt. Call	N/R	161,402
815	5.250%, 12/01/25, 144A	No Opt. Call	N/R	869,662
1,815	5.500%, 12/01/30, 144A	12/25 at 100.00	N/R	1,932,739
	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A:
1,960	6.875%, 10/01/31	10/21 at 100.00	BB+	2,100,650
455	7.125%, 10/01/41	10/21 at 100.00	BB+	486,095
1,620	Illinois Finance Authority, Education Revenue Bonds, Noble Network of Charter Schools, Series 2013, 6.000%, 9/01/32	9/23 at 100.00	BBB	1,819,422
1,000	Illinois Finance Authority, Education Revenue Bonds, Noble Network of Charter Schools, Series 2015, 5.000%, 9/01/32	9/24 at 100.00	BBB	1,092,340
2,000	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	B1	2,071,760
5,575	Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project, Refunding Series 2017, 5.000%, 5/15/33	5/24 at 103.00	N/R	5,900,245

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
$ 4,000	5.000%, 2/15/26	No Opt. Call	Aa2	$4,876,560
8,000	5.000%, 2/15/27	No Opt. Call	Aa2	9,963,280
3,535	5.000%, 2/15/28	2/27 at 100.00	Aa2	4,380,112
500	5.000%, 2/15/29	2/27 at 100.00	Aa2	617,250
10,000	5.000%, 2/15/31	2/27 at 100.00	Aa2	12,207,100
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
360	5.000%, 9/01/22	No Opt. Call	AA+	397,631
800	5.000%, 9/01/23	No Opt. Call	AA+	910,552
1,495	5.000%, 9/01/25	9/24 at 100.00	AA+	1,748,642
1,000	5.000%, 9/01/26	9/24 at 100.00	AA+	1,168,620
1,400	5.000%, 9/01/27	9/24 at 100.00	AA+	1,632,806
800	5.000%, 9/01/29	9/24 at 100.00	AA+	929,680
	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc, Refunding Series 2010:
130	6.125%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (6)	133,790
225	6.125%, 5/15/27	5/20 at 100.00	BBB-	229,961
	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
1,000	5.000%, 4/01/26	10/19 at 100.00	BB	1,000,750
1,500	5.000%, 4/01/31	10/19 at 100.00	BB	1,504,770
955	5.000%, 4/01/36	10/19 at 100.00	BB	957,999
500	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding Series 2016, 5.000%, 9/01/27	9/26 at 100.00	Baa1	592,545
150	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB-	155,291
195	Illinois Finance Authority, Revenue Bonds, Provena Health Series 2010A, 6.250%, 5/01/22 (Pre-refunded 5/01/20)	5/20 at 100.00	AA+ (6)	200,528
1,000	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 5.000%, 7/01/23	No Opt. Call	A-	1,116,980
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
165	5.000%, 8/15/24	No Opt. Call	Baa1	188,006
375	5.000%, 8/15/25	No Opt. Call	Baa1	437,156
1,000	5.000%, 8/15/27	8/25 at 100.00	Baa1	1,161,930
6,500	Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital, Series 2016A, 5.250%, 8/15/31	8/26 at 100.00	BBB	7,689,955

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Student Housing & Academic Facility Revenue Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University of Illinois at Chicago Project, Series 2017A:
$ 500	5.000%, 2/15/30	8/27 at 100.00	BBB-	$585,730
500	5.000%, 2/15/31	8/27 at 100.00	BBB-	583,740
500	5.000%, 2/15/32	8/27 at 100.00	BBB-	581,710
1,000	5.000%, 2/15/37	8/27 at 100.00	BBB-	1,147,310
	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001:
5,165	0.000%, 6/15/23 – AMBAC Insured	No Opt. Call	BBB-	4,744,001
3,235	0.000%, 6/15/25 – AMBAC Insured	No Opt. Call	BBB-	2,807,462
	Illinois State, General Obligation Bonds, December Series 2017A:
15,000	5.000%, 12/01/25	No Opt. Call	BBB-	16,984,500
6,100	5.125%, 12/01/29	12/27 at 100.00	BBB-	7,082,588
	Illinois State, General Obligation Bonds, December Series 2017B:
9,500	5.000%, 12/01/26	No Opt. Call	BBB-	10,925,285
9,365	5.000%, 12/01/27	No Opt. Call	BBB-	10,838,583
4,840	Illinois State, General Obligation Bonds, June Series 2016, 5.000%, 6/01/26	No Opt. Call	BBB-	5,524,570
1,925	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/33	5/24 at 100.00	BBB-	2,095,786
5,500	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	BBB-	6,318,015
	Illinois State, General Obligation Bonds, November Series 2017D:
10,000	5.000%, 11/01/27	No Opt. Call	BBB-	11,452,500
27,030	5.000%, 11/01/28	11/27 at 100.00	BBB-	30,889,614
	Illinois State, General Obligation Bonds, October Series 2016:
7,500	5.000%, 2/01/23	No Opt. Call	BBB-	8,119,200
3,835	5.000%, 2/01/26	No Opt. Call	BBB-	4,354,144
	Illinois State, General Obligation Bonds, Refunding September Series 2018B:
6,975	5.000%, 10/01/31	10/28 at 100.00	BBB-	8,052,707
5,000	5.000%, 10/01/32	10/28 at 100.00	BBB-	5,753,700
8,130	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/24	1/20 at 100.00	BBB-	8,181,625
335	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/23	No Opt. Call	BBB-	366,544
6,040	Illinois State, General Obligation Bonds, Series 2006, 5.500%, 1/01/31	No Opt. Call	BBB-	7,483,802
	Illinois State, General Obligation Bonds, Series 2013:
1,480	5.250%, 7/01/29	7/23 at 100.00	BBB-	1,612,401
1,050	5.250%, 7/01/31	7/23 at 100.00	BBB-	1,139,260
200	5.500%, 7/01/33	7/23 at 100.00	BBB-	218,172
5,855	5.500%, 7/01/38	7/23 at 100.00	BBB-	6,372,231
740	Illinois State, General Obligation Bonds, Series 2013A, 5.000%, 4/01/38	4/23 at 100.00	BBB-	785,976
	Illinois State, Sales Tax Revenue Bonds, First Series 2002:
2,160	6.000%, 6/15/26 – NPFG Insured	No Opt. Call	BBB	2,633,040
2,060	6.000%, 6/15/27 – NPFG Insured	No Opt. Call	BBB	2,552,484

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 8,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BBB-	$8,953,560
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
6,445	5.000%, 12/15/26	6/22 at 100.00	BBB-	6,926,828
1,355	5.000%, 12/15/28	6/22 at 100.00	BBB-	1,451,503
610	5.000%, 6/15/52	6/22 at 100.00	BBB-	640,256
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
1,155	5.000%, 12/15/28	12/27 at 100.00	BBB-	1,342,052
300	5.000%, 12/15/31	12/27 at 100.00	BBB-	342,948
745	5.000%, 12/15/33	12/27 at 100.00	BBB-	846,387
500	5.000%, 12/15/34	12/27 at 100.00	BBB-	566,095
7,770	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2010A, 5.500%, 6/15/50	6/20 at 100.00	Ba1	7,897,195
4,710	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1998A, 5.500%, 6/15/29 – NPFG Insured	No Opt. Call	BBB	5,749,261
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2:
2,770	5.000%, 6/15/50	6/20 at 100.00	Ba1	2,805,788
795	5.200%, 6/15/50	6/20 at 100.00	Ba1	806,369
43,790	5.250%, 6/15/50	6/20 at 100.00	Ba1	44,431,086
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
1,755	0.000%, 6/15/31 – BAM Insured	No Opt. Call	Baa2	1,280,957
2,860	0.000%, 12/15/34 – BAM Insured	No Opt. Call	Baa2	1,846,616
2,016	Minooka, Illinois, Special Assessment Bonds, Refunding Improvement Series 2014, 5.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	2,249,090
500	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019, 4.250%, 1/01/29	1/26 at 100.00	N/R	500,515
560	North Pullman Chicago Neighborhood Initiatives, Inc Redevelopment Project, Gotham Greens Greenhouse Facility, Illinois, Certificates of Participation, Series 2018A, 6.000%, 3/15/34, 144A	8/21 at 100.00	N/R	565,107
4,100	Plano, Illinois, Special Tax Bonds, Special Service Area 3 & 4 Lakewood Springs Project, Refunding Series 2015, 4.000%, 3/01/35	3/25 at 100.00	N/R	4,164,452
2,700	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	2,819,070
520	Romeoville, Illinois, Revenue Bonds, Lewis University Project, Series 2015, 5.000%, 10/01/24	No Opt. Call	BBB+	583,232
750	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018A, 5.000%, 1/01/35	1/28 at 100.00	AA-	876,217
4,470	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018C, 5.500%, 1/01/32	1/29 at 100.00	AA-	5,558,937

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	South Barrington, Cook County, Illinois, Special Tax Bonds, Special Service Area 3, Refunding Series 2019A:
$ 320	4.000%, 12/01/25 (WI/DD, Settling 10/02/19)	No Opt. Call	N/R	$338,835
330	4.000%, 12/01/26 (WI/DD, Settling 10/02/19)	No Opt. Call	N/R	349,952
345	4.000%, 12/01/27 (WI/DD, Settling 10/02/19)	No Opt. Call	N/R	366,017
355	4.000%, 12/01/28 (WI/DD, Settling 10/02/19)	No Opt. Call	N/R	375,910
370	4.000%, 12/01/29 (WI/DD, Settling 10/02/19)	12/28 at 100.00	N/R	390,480
385	4.000%, 12/01/30 (WI/DD, Settling 10/02/19)	12/28 at 100.00	N/R	403,126
400	4.000%, 12/01/31 (WI/DD, Settling 10/02/19)	12/28 at 100.00	N/R	417,372
420	4.000%, 12/01/32 (WI/DD, Settling 10/02/19)	12/28 at 100.00	N/R	434,843
435	4.000%, 12/01/33 (WI/DD, Settling 10/02/19)	12/28 at 100.00	N/R	448,629
450	4.000%, 12/01/34 (WI/DD, Settling 10/02/19)	12/28 at 100.00	N/R	462,623
2,725	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B3	2,820,239
780	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc, Series 2013, 5.750%, 11/01/19 (ETM)	No Opt. Call	N/R (6)	782,761
2,410	Wauconda, Illinois, Special Service Area 1 Secial Tax Bonds, Liberty Lake Project, Refunding Series 2015, 5.000%, 3/01/33 – BAM Insured	3/25 at 100.00	AA	2,748,412
2,310	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 Woods Creek, Refunding Series 2015, 4.500%, 3/01/34	3/25 at 100.00	N/R	2,349,663
1,340	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 5 Wooded Shores, Refunding Series 2015, 4.250%, 3/01/29	3/25 at 100.00	N/R	1,358,251
620	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 7 Deep Spring Woods, Refunding Series 2015, 4.250%, 3/01/29	3/25 at 100.00	N/R	628,444
227	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 4.000%, 3/01/20	No Opt. Call	N/R	227,499
760,504	Total Illinois			838,228,743
	Indiana – 1.1%
700	Allen County, Indiana, Economic Development Revenue Bonds, Fort Wayne Project, Senior Series 2017A-1, 6.625%, 1/15/34, 144A	1/24 at 104.00	N/R	774,935
	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A:
1,140	6.000%, 11/15/22 (7)	No Opt. Call	N/R	68,400
1,550	7.000%, 11/15/27 (7)	11/22 at 100.00	N/R	93,000
190	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2017, 5.125%, 1/01/32	1/23 at 105.00	N/R	200,346
1,155	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2018, 5.300%, 1/01/32, 144A	1/24 at 105.00	N/R	1,224,797
55	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (AMT)	No Opt. Call	N/R	58,501
775	Evansville, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Evansville Projects, Series 2017, 4.800%, 1/01/28	1/23 at 105.00	N/R	799,699
1,315	Gary, Indiana, Revenue Anticipation Notes, Series 2019, 5.000%, 2/25/20	No Opt. Call	N/R	1,307,347

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$ 3,095	Indiana Finance Authority, Educational Facilities Revenue Bonds, Avondale Meadows Academy Project, Series 2017, 5.000%, 7/01/27	No Opt. Call	BB	$3,333,253
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc, Series 2009A:
110	6.000%, 10/01/21	10/19 at 100.00	B	110,157
1,500	6.625%, 10/01/29	10/19 at 100.00	B	1,502,550
895	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc Project, Series 2016, 6.250%, 12/01/24, 144A	No Opt. Call	N/R	936,591
1,205	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc Project, Series 2016, 6.250%, 12/01/24, 144A	No Opt. Call	N/R	1,260,996
19,620	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	B3	19,981,008
9,310	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.000%, 12/01/19	No Opt. Call	B3	9,371,353
	Indiana Finance Authority, Health Facilities Revenue Bonds, Good Samaritan Hospital Project, Series 2016A:
2,330	5.500%, 4/01/33	4/26 at 100.00	Ba1	2,653,264
1,275	5.500%, 4/01/34	4/26 at 100.00	Ba1	1,450,657
2,500	5.000%, 4/01/37	4/26 at 100.00	Ba1	2,749,875
1,225	Indiana Finance Authority, Hospital Revenue Bonds, King's Daughters' Hospital and Health Services, Series 2010, 5.125%, 8/15/27	8/20 at 100.00	Baa2	1,259,986
	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
250	5.000%, 10/01/22	No Opt. Call	Baa3	272,853
325	5.000%, 10/01/23	No Opt. Call	Baa3	363,035
550	5.000%, 10/01/24	10/23 at 100.00	Baa3	616,165
1,400	5.000%, 10/01/29	10/23 at 100.00	Baa3	1,559,194
15	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A, 5.000%, 5/01/29	5/22 at 100.00	AA-	16,225
	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,000	5.000%, 4/01/28	4/22 at 100.00	Ba1	1,055,240
2,245	5.000%, 4/01/42	4/22 at 100.00	Ba1	2,309,723
600	Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series 2016, 5.050%, 4/01/26	4/24 at 102.00	N/R	596,394
4,500	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (AMT)	2/22 at 100.00	B-	4,630,455
3,250	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%, 12/01/28 (AMT)	No Opt. Call	N/R	3,349,482
220	Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Terre Haute Project, Series 2017, 5.100%, 1/01/32	1/23 at 105.00	N/R	225,502
1,605	Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC Project, Series 2013, 5.875%, 1/01/24 (AMT)	No Opt. Call	N/R	1,754,233

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$ 4,175	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2016, 3.500%, 7/15/26	1/23 at 100.00	N/R	$ 4,183,851
70,080	Total Indiana			70,069,067
	Iowa – 2.0%
10,805	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba2	11,284,094
3,260	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	12/20 at 103.00	B-	3,307,596
24,325	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B-	26,550,981
16,565	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	10/19 at 105.00	B-	17,414,619
27,575	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/25 at 103.00	B+	29,523,725
3,860	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/27 at 105.00	B+	4,187,946
	Iowa Finance Authority, Senior Housing Revenue Bonds, PHS Council Bluffs, Inc Project, Series 2018:
500	3.950%, 8/01/23	No Opt. Call	N/R	510,275
750	4.450%, 8/01/28	8/23 at 102.00	N/R	789,682
500	5.000%, 8/01/33	8/23 at 102.00	N/R	534,280
300	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Senior Lien Series 2018A, 3.750%, 12/01/33 (AMT)	12/26 at 100.00	A	314,889
7,155	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.375%, 6/01/38	10/19 at 100.00	B3	7,156,574
21,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	10/19 at 100.00	B3	21,029,400
116,595	Total Iowa			122,604,061
	Kansas – 0.6%
1,600	Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B, 5.000%, 6/01/27, 144A	6/25 at 100.00	BBB-	1,871,968
	Kansas Development Finance Authority Revenue Bonds, Village Shalom Project, Series 2018A:
750	5.250%, 11/15/33	11/23 at 103.75	N/R	813,653
1,790	5.500%, 11/15/38	11/23 at 103.75	N/R	1,940,092
2,500	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.250%, 1/01/32 – AMBAC Insured	10/19 at 100.00	Ba3	2,504,525
	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B:
20	5.125%, 1/01/22 – AMBAC Insured	10/19 at 100.00	B1	20,034
7,900	5.125%, 1/01/32 – AMBAC Insured	10/19 at 100.00	B1	7,913,114

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)
	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No 1 Project, Series 2012B:
$ 1,100	5.250%, 12/15/29	12/22 at 100.00	N/R	$715,000
1,750	6.100%, 12/15/34	12/22 at 100.00	N/R	1,137,500
	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012:
7,485	4.375%, 12/15/23	12/22 at 100.00	N/R	3,592,800
5,500	5.250%, 12/15/29	12/22 at 100.00	N/R	2,640,000
2,145	6.000%, 12/15/32	12/22 at 100.00	N/R	1,029,600
960	Wyandotte County/Kansas City Unified Government, Kansas, Community Improvement District Sales Tax Revenue Bonds, Legends Appartments Garage & West Lawn Project, Series 2018, 4.500%, 6/01/40	12/26 at 100.00	N/R	1,004,822
11,650	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.000%, 9/01/27	9/25 at 100.00	N/R	12,690,811
45,150	Total Kansas			37,873,919
	Kentucky – 2.6%
	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King's Daughters Medical Center Project, Series 2016A:
1,000	5.000%, 2/01/29	2/26 at 100.00	BBB-	1,141,740
705	5.000%, 2/01/30	2/26 at 100.00	BBB-	801,148
2,065	Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 2016, 5.000%, 2/01/26	No Opt. Call	BB+	2,275,341
3,455	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.400%, 10/01/24	No Opt. Call	N/R	3,434,512
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
2,000	5.000%, 6/01/31	6/27 at 100.00	BB+	2,338,140
3,500	5.000%, 6/01/32	6/27 at 100.00	BB+	4,078,830
1,330	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015, 5.000%, 11/15/25	No Opt. Call	N/R	1,400,091
44,715	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Series 2011B, 2.490%, 2/01/46 (Mandatory Put 11/14/19) (SIFMA reference rate + 1.40% spread) (5)	8/24 at 100.00	BBB+	45,375,888
1,065	Kentucky Economic Development Finance Authority, Revenue Bonds, Masonic Home Independent Living II, Inc, TEMPS 85 Series 2016B-1, 3.250%, 5/15/22	10/19 at 100.00	N/R	1,065,106

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
$ 585	5.000%, 7/01/22	No Opt. Call	Baa2	$627,904
1,500	5.000%, 7/01/25	No Opt. Call	Baa2	1,719,045
3,450	5.000%, 7/01/26	7/25 at 100.00	Baa2	3,974,158
3,560	5.000%, 7/01/27	7/25 at 100.00	Baa2	4,096,599
3,335	5.000%, 7/01/28	7/25 at 100.00	Baa2	3,829,113
2,080	5.000%, 7/01/30	7/25 at 100.00	Baa2	2,377,690
6,450	5.000%, 7/01/32	7/25 at 100.00	Baa2	7,337,133
8,345	5.000%, 7/01/33	7/25 at 100.00	Baa2	9,467,736
40,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-2, 2.494%, 12/01/49 (Mandatory Put 6/01/25) (1-Month LIBOR * 67% reference rate + 1.30% spread) (5)	3/25 at 100.00	A3	40,252,400
25,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2019A-2, 2.314%, 12/01/49 (Mandatory Put 6/01/25) (1-Month LIBOR * 67% reference rate + 1.12% spread) (5)	3/25 at 100.00	A3	24,927,750
154,140	Total Kentucky			160,520,324
	Louisiana – 1.0%
2,250	Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade Corporation Project, Series 2002, 6.800%, 2/01/27	10/19 at 100.00	B1	2,283,930
	Jefferson Parish Economic Development and Port District, Louisiana, Kenner Discovery Health Sciences Academy Project, Series 2018A:
2,000	4.800%, 6/15/29, 144A	6/28 at 100.00	N/R	2,137,740
500	5.500%, 6/15/38, 144A	6/28 at 100.00	N/R	534,525
	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011:
2,540	6.250%, 7/01/31	7/21 at 100.00	Caa1	2,613,101
3,480	6.375%, 7/01/41	7/21 at 100.00	Caa1	3,565,747
470	Louisiana Local Government Environmental Facilities and Community Development Authority, Terrebonne Parish GOMESA Project Revenue Bonds, Series 2018, 5.375%, 11/01/38, 144A	11/28 at 100.00	N/R	524,473
345	Louisiana Local Government Environmental Facilities and Community Development Authority, Multifamily Housing Revenue Bonds, Cove at Nola Apartments, Series 2017A, 4.000%, 12/01/27	12/22 at 105.00	A	369,995
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	1,065,040
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westside Habilitation Center Project, Refunding Series 2017A, 5.750%, 2/01/32, 144A	2/27 at 100.00	N/R	1,066,960
6,945	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, 144A (AMT)	7/23 at 100.00	N/R	7,665,127

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017:
$ 500	5.000%, 7/01/27	No Opt. Call	Baa1	$593,300
1,680	5.000%, 7/01/29	7/27 at 100.00	Baa1	1,975,210
1,000	5.000%, 7/01/32	7/27 at 100.00	Baa1	1,162,910
410	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB-	429,295
5,575	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2011, 5.000%, 10/01/41	10/21 at 100.00	BBB	5,839,478
5,185	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017, 0.000%, 10/01/30 (8)	No Opt. Call	BBB	5,248,724
1,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/32	5/27 at 100.00	A3	1,789,275
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015:
430	5.000%, 5/15/25	No Opt. Call	A3	502,962
400	5.000%, 5/15/26	5/25 at 100.00	A3	469,100
475	5.000%, 5/15/27	5/25 at 100.00	A3	555,470
	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A:
1,140	6.625%, 12/15/23	No Opt. Call	N/R	1,185,976
770	8.375%, 12/15/43	12/23 at 100.00	N/R	819,911
735	Louisiana Public Facilities Authority, Revenuve Bonds, Young Audiences Charter School, Series 2019A, 5.000%, 4/01/30, 144A	4/27 at 100.00	N/R	793,565
4,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24, 144A (AMT)	No Opt. Call	N/R	40
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B:
980	5.000%, 1/01/27 (AMT)	No Opt. Call	A-	1,182,733
750	5.000%, 1/01/28 (AMT)	1/27 at 100.00	A-	902,197
750	5.000%, 1/01/29 (AMT)	1/27 at 100.00	A-	900,202
900	5.000%, 1/01/30 (AMT)	1/27 at 100.00	A-	1,075,914
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
500	5.000%, 6/01/24	No Opt. Call	A-	573,925
500	5.000%, 6/01/25	6/24 at 100.00	A-	573,655
835	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/26	12/24 at 100.00	A-	966,922
9,000	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37 (Mandatory Put 7/01/26) (WI/DD, Settling 10/01/19)	No Opt. Call	Baa3	9,074,250
1,250	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.000%, 11/15/24	No Opt. Call	N/R	1,346,450
1,905	Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, North Oaks Medical Center Project, Refunding Series 2003A, 5.000%, 2/01/30	10/19 at 100.00	BB+	1,906,943
61,700	Total Louisiana			61,695,045

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maine – 0.9%
$ 2,465	Maine Educational Loan Authority, Student Loan Revenue Bonds, Supplemental Education Loan Program, Class A Series 2012A-1, 5.050%, 12/01/27 (AMT)	12/22 at 100.00	A2	$2,673,983
6,800	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc Project, Series 2015, 5.125%, 8/01/35 (Mandatory Put 8/01/25), 144A (AMT)	No Opt. Call	B	7,762,608
13,135	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2017, 5.375%, 12/15/33, 144A (AMT)	12/26 at 100.00	N/R	13,997,050
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013:
1,000	5.000%, 7/01/26	7/23 at 100.00	Ba1	1,099,760
500	5.000%, 7/01/27	7/23 at 100.00	Ba1	549,115
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
100	5.250%, 7/01/21	No Opt. Call	Ba3	104,733
10,500	7.500%, 7/01/32	7/21 at 100.00	Ba3	11,515,140
4,725	6.750%, 7/01/41	7/21 at 100.00	Ba3	5,083,627
2,235	6.950%, 7/01/41	7/21 at 100.00	Ba3	2,415,052
9,050	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (AMT)	10/19 at 100.00	B1	9,186,474
50,510	Total Maine			54,387,542
	Maryland – 0.9%
625	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two Rivers Projects, Series 2014, 4.200%, 7/01/24	No Opt. Call	N/R	638,188
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
1,705	5.000%, 9/01/30	9/27 at 100.00	BBB-	2,029,189
810	5.000%, 9/01/31	9/27 at 100.00	BBB-	958,351
1,500	5.000%, 9/01/33	9/27 at 100.00	BBB-	1,754,130
	Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax Increment Financing, Series 2015:
375	5.000%, 6/15/23	No Opt. Call	BBB+	423,116
260	5.000%, 6/15/24	No Opt. Call	BBB+	300,911
275	5.000%, 6/15/25	6/24 at 100.00	BBB+	316,767
385	5.000%, 6/15/26	6/24 at 100.00	BBB+	441,252
345	5.000%, 6/15/27	6/24 at 100.00	BBB+	393,576
550	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A, 4.000%, 9/01/27	No Opt. Call	N/R	588,902
	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016:
2,120	4.250%, 6/01/26	No Opt. Call	N/R	2,247,327
2,100	4.750%, 6/01/31	6/26 at 100.00	N/R	2,229,066
600	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A, 4.000%, 2/15/28, 144A	2/26 at 100.00	N/R	641,868
2,500	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2016, 5.000%, 7/01/27	7/25 at 100.00	N/R	2,672,025

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$ 15,795	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	BB-	$16,209,777
	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
3,360	5.000%, 12/01/16 (7)	No Opt. Call	N/R	2,129,400
6,000	5.000%, 12/01/31 (7)	10/19 at 100.00	N/R	3,802,500
1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31 (7)	10/19 at 100.00	N/R	633,750
	Maryland Economic Development Corporation, Senior Student Housing Revenue Bonds, Towson University Project, Refunding Series 2017:
270	5.000%, 7/01/27	No Opt. Call	BBB	323,768
190	5.000%, 7/01/29	7/27 at 100.00	BBB	226,634
325	5.000%, 7/01/30	7/27 at 100.00	BBB	386,126
375	5.000%, 7/01/31	7/27 at 100.00	BBB	443,801
530	5.000%, 7/01/37	7/21 at 100.00	BBB	556,007
3,740	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017, 3.750%, 7/01/27	1/27 at 100.00	N/R	3,908,936
	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
750	5.000%, 7/01/23	No Opt. Call	BBB	842,955
2,000	5.000%, 7/01/25	No Opt. Call	BBB	2,365,680
1,000	5.000%, 7/01/27	7/25 at 100.00	BBB	1,179,890
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/31	7/27 at 100.00	Baa3	4,090,905
400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street Academy, Series 2017A, 5.000%, 7/01/27, 144A	No Opt. Call	N/R	438,680
1,600	Prince George's County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 4.375%, 7/01/30, 144A	1/26 at 100.00	N/R	1,689,616
600	Prince George's County, Maryland, Special Obligation Bonds, Westphalia Town Center Project, Series 2018, 5.000%, 7/01/30, 144A	7/28 at 100.00	N/R	683,652
55,585	Total Maryland			55,546,745
	Massachusetts – 0.3%
860	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Retirement Community Lennox, Series 2015, 5.000%, 7/01/25	No Opt. Call	A+	974,113
	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A:
1,015	4.250%, 1/01/21	No Opt. Call	BBB	1,042,659
1,040	4.500%, 1/01/22	No Opt. Call	BBB	1,095,224
1,080	4.700%, 1/01/23	No Opt. Call	BBB	1,165,417
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2014, 5.000%, 7/01/24	No Opt. Call	BBB-	1,093,640

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2014F:
$ 300	5.000%, 7/15/21	No Opt. Call	Ba2	$313,374
335	5.000%, 7/15/22	No Opt. Call	Ba2	358,045
325	5.000%, 7/15/23	No Opt. Call	Ba2	355,023
315	5.000%, 7/15/24	7/23 at 100.00	Ba2	342,427
	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2013:
1,665	4.375%, 7/01/23 (AMT)	7/22 at 100.00	AA	1,748,699
3,105	5.000%, 7/01/25 (AMT)	7/22 at 100.00	AA	3,307,881
3,685	5.250%, 7/01/29 (AMT)	7/22 at 100.00	AA	3,943,024
125	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010A, 5.500%, 1/01/22	1/20 at 100.00	A	126,399
4,600	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2014, 5.000%, 1/01/26 (AMT)	1/25 at 100.00	A	5,318,842
470	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2007A, 2.080%, 5/01/37 – NPFG Insured (3-Month LIBOR * 67% reference rate + 0.57% spread) (5)	10/19 at 100.00	AA	463,002
19,920	Total Massachusetts			21,647,769
	Michigan – 0.5%
455	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007, 5.000%, 11/01/26	10/19 at 100.00	B	443,074
	County of Calhoun Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series 2016:
1,915	5.000%, 2/15/30	2/27 at 100.00	Ba1	2,193,958
2,010	5.000%, 2/15/31	2/27 at 100.00	Ba1	2,288,264
1,500	Detroit Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%, 7/01/48 – AGM Insured	7/24 at 100.00	AA	1,671,285
750	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Senior Lien Series 1997C, 6.850%, 5/01/21	10/19 at 100.00	B-	752,805
	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A:
30	5.500%, 5/01/21 – ACA Insured	10/19 at 100.00	B-	30,093
95	5.500%, 5/01/21	10/19 at 100.00	B-	94,438
16,045	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Senior Lien Floating Libor Notes Series 2006D, 2.154%, 7/01/32 – AGM Insured (3-Month LIBOR * 67% reference rate + 0.60% spread) (5)	1/20 at 100.00	A2	15,781,701
5	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/36 – NPFG Insured	10/19 at 100.00	A3	5,014
700	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Series 2015D-1, 5.000%, 7/01/30	7/25 at 100.00	A2	825,874

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-7:
$ 1,200	5.000%, 7/01/23 – NPFG Insured	No Opt. Call	A3	$1,347,336
2,895	5.000%, 7/01/24 – NPFG Insured	No Opt. Call	A3	3,331,653
160	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 5.250%, 12/01/20	No Opt. Call	BB-	161,155
1,360	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017 Private Placement of 2017, 5.900%, 7/15/46, 144A	7/27 at 100.00	N/R	1,117,879
240	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	B	233,290
840	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2018, 7.000%, 12/01/30, 144A (AMT)	12/23 at 100.00	N/R	953,644
900	Oakland County Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Archdiocese of Detriot, Refunding Series 2011, 6.500%, 12/01/20	No Opt. Call	N/R	912,465
750	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB+	793,455
31,850	Total Michigan			32,937,383
	Minnesota – 1.0%
	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A:
320	3.500%, 8/01/26	No Opt. Call	BB+	333,222
400	3.500%, 8/01/27	8/26 at 100.00	BB+	414,512
270	4.000%, 8/01/28	8/26 at 100.00	BB+	285,871
415	4.000%, 8/01/29	8/26 at 100.00	BB+	436,775
260	4.000%, 8/01/30	8/26 at 100.00	BB+	272,826
300	4.000%, 8/01/31	8/26 at 100.00	BB+	313,485
820	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	869,725
	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A:
85	4.000%, 7/01/20	No Opt. Call	N/R	85,389
770	4.750%, 7/01/25	No Opt. Call	N/R	803,957
630	5.250%, 7/01/30	7/25 at 100.00	N/R	678,749
1,470	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 4.000%, 3/01/22	No Opt. Call	BB-	1,478,702
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A:
375	4.000%, 7/01/28	7/24 at 102.00	N/R	387,990
540	5.000%, 7/01/31	7/24 at 102.00	N/R	581,315
1,675	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A, 5.000%, 7/01/25	No Opt. Call	B-	1,588,972
125	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A, 4.400%, 7/01/25	No Opt. Call	BB+	131,856

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
$ 300	4.000%, 7/01/20	No Opt. Call	BB+	$303,303
500	4.000%, 7/01/23	No Opt. Call	BB+	522,455
420	4.000%, 7/01/24	No Opt. Call	BB+	441,861
500	5.000%, 7/01/29	7/24 at 100.00	BB+	537,040
2,660	International Falls, Minnesota, Pollution Control Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1997, 5.650%, 12/01/22	10/19 at 100.00	N/R	2,700,113
550	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (AMT)	10/19 at 100.00	B1	558,294
1,880	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen?Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	10/19 at 100.00	N/R	1,883,346
	Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds, Haven Homes, Inc Project, Series 2019:
500	4.250%, 7/01/39	7/25 at 102.00	N/R	513,265
500	5.000%, 7/01/39	7/25 at 102.00	N/R	538,745
875	Minneapolis & Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Series 1998A, Allina Health System, Tranche I PARS, 2.850%, 8/01/28 – NPFG Insured	10/19 at 100.00	AA-	875,000
1,760	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 4.000%, 7/01/26	7/24 at 102.00	N/R	1,828,658
585	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero Academy Project, Series 2017A, 5.500%, 7/01/27, 144A	No Opt. Call	N/R	606,973
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A:
1,525	3.750%, 12/01/22, 144A	No Opt. Call	N/R	1,537,642
1,840	4.250%, 12/01/27, 144A	No Opt. Call	N/R	1,900,186
460	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BB+	482,135
	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St Anthony Falls Project, Refunding Series 2015:
500	4.000%, 3/01/22	No Opt. Call	N/R	515,555
335	4.000%, 3/01/24	3/23 at 100.00	N/R	345,898
325	4.000%, 3/01/27	3/23 at 100.00	N/R	329,550
	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A:
880	4.150%, 9/01/24	No Opt. Call	BB-	899,175
1,100	5.000%, 9/01/34	9/24 at 100.00	BB-	1,160,137
2,285	Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen?Second Century & Owatonna Senior Living Project, Refunding Series 2014B, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	10/19 at 100.00	N/R	2,288,610
1,130	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A, 5.000%, 12/01/23	12/21 at 100.00	BBB-	1,195,133

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$ 7,825	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck Saint Mary's School Project, Series 2015, 5.000%, 8/01/22, 144A	No Opt. Call	BB+	$8,243,638
1,400	Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester Math & Science Academy Project, Series 2018A, 4.500%, 9/01/26	No Opt. Call	N/R	1,459,920
1,000	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 3.750%, 4/01/26	No Opt. Call	N/R	683,230
4,580	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.000%, 7/01/28, 144A	7/26 at 100.00	N/R	4,939,438
250	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 4.750%, 7/01/29, 144A	7/27 at 100.00	N/R	267,875
1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.000%, 9/01/27	9/20 at 101.00	BB+	1,027,880
	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A:
1,190	4.000%, 12/01/24	No Opt. Call	BB	1,243,598
700	4.500%, 12/01/29	12/24 at 100.00	BB	738,535
	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A:
345	3.625%, 10/01/21	No Opt. Call	N/R	342,999
1,425	4.000%, 10/01/26	No Opt. Call	N/R	1,421,552
1,115	4.750%, 10/01/31	10/26 at 100.00	N/R	1,139,630
	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A:
4,260	5.000%, 11/15/24 (ETM)	No Opt. Call	N/R (6)	5,017,343
4,825	5.000%, 11/15/26 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (6)	5,021,571
200	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016, 3.750%, 6/01/26	6/24 at 100.00	N/R	198,826
	Woodbury Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Saint Therese of Woodbury, Series 2014:
200	4.000%, 12/01/23	No Opt. Call	N/R	211,058
400	4.000%, 12/01/24	No Opt. Call	N/R	423,904
60,580	Total Minnesota			63,007,417
	Mississippi – 0.2%
1,270	Lowndes County, Mississippi, Solid Waste Disposal and Pollution Control Refunding Revenue Bonds (Weyerhaeuser Company Project), Series 1992A, 6.800%, 4/01/22	No Opt. Call	BBB	1,401,432
2,000	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King Edward Mixed-Use Project, Refunding Series 2019A, 4.000%, 10/15/30, 144A	10/26 at 100.00	N/R	2,003,180
2,700	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King Edward Mixed-Use Project, Refunding Subordinate Series 2019B, 4.000%, 10/15/49 (Mandatory Put 4/15/29), 144A	10/26 at 100.00	N/R	2,662,713
7,310	Mississippi Business Finance Corporation, Pollution Control Revenue, Mississippi Power, Series 2002, 3.200%, 9/01/28	3/24 at 100.00	Baa2	7,499,183
13,280	Total Mississippi			13,566,508

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri – 0.8%
	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016:
$ 1,515	5.000%, 8/01/24	No Opt. Call	Ba1	$1,608,112
1,910	5.000%, 8/01/27	8/26 at 100.00	Ba1	2,060,393
1,000	4.000%, 8/01/38	8/26 at 100.00	Ba1	949,580
	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A:
650	4.000%, 11/01/26	11/25 at 100.00	N/R	678,516
1,000	4.000%, 11/01/27	11/25 at 100.00	N/R	1,039,380
2,160	3.900%, 11/01/29	11/25 at 100.00	N/R	2,232,036
725	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	BBB-	832,909
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A:
875	5.000%, 3/01/27	No Opt. Call	BBB-	1,036,805
1,400	5.000%, 3/01/28	3/27 at 100.00	BBB-	1,652,616
700	5.000%, 3/01/30	3/27 at 100.00	BBB-	823,403
200	5.000%, 3/01/31	3/27 at 100.00	BBB-	233,468
3,525	5.000%, 3/01/36	3/27 at 100.00	BBB-	4,055,407
1,000	Kansas City Industrial Development Authority, Missouri, Revenue Bonds, Platte Purchase Project A, Series 2019, 5.000%, 7/01/40, 144A	9/24 at 103.00	N/R	1,015,630
	Kansas City Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Plaza Library Project, Refunding Series 2014:
1,125	3.375%, 3/01/20	No Opt. Call	N/R	1,129,838
1,150	3.750%, 3/01/21	No Opt. Call	N/R	1,170,309
	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A:
1,000	5.000%, 5/15/25	No Opt. Call	BB	1,125,810
1,075	5.000%, 5/15/26	No Opt. Call	BB	1,228,822
1,080	5.000%, 5/15/27	No Opt. Call	BB	1,252,422
1,150	5.250%, 5/15/28	5/27 at 100.00	BB	1,347,248
2,645	5.250%, 5/15/31	5/27 at 100.00	BB	3,059,286
1,500	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project - TIF Financing, Series 2018B, 4.375%, 2/01/31, 144A	2/28 at 100.00	N/R	1,625,655
2,000	Lee's Summit, Missouri, Special Obligation Tax Increment and Special District Improvement Bonds, Summit Fair Project, Refunding Series 2017, 4.000%, 11/01/27, 144A	No Opt. Call	N/R	2,039,700
1,555	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A, 5.125%, 6/01/25, 144A	No Opt. Call	N/R	1,588,199
985	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Project, Series 2006, 5.000%, 5/01/23	10/19 at 100.00	N/R	975,120
1,895	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015, 5.000%, 5/01/30	5/21 at 100.00	N/R	1,921,037

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A:
$ 235	4.000%, 5/01/20	No Opt. Call	N/R	$236,379
1,135	5.000%, 5/01/24	5/23 at 100.00	N/R	1,173,851
2,555	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Nazareth Living Center, Series 2015A, 5.000%, 8/15/25	No Opt. Call	N/R	2,838,222
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
895	5.000%, 11/15/27	11/25 at 100.00	N/R	1,028,328
990	5.000%, 11/15/29	11/25 at 100.00	N/R	1,129,610
1,095	5.000%, 11/15/31	11/25 at 100.00	N/R	1,240,109
1,045	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.000%, 12/01/25	No Opt. Call	N/R	1,125,298
1,150	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.250%, 6/15/25	10/19 at 100.00	N/R	1,150,426
1,500	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual Appropriation Revenue Bonds, Contructual Payments of St Louis City Scottrade Center Project, Series 2018A, 5.000%, 4/01/38	4/27 at 100.00	A	1,796,715
605	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	BBB-	691,721
2,025	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 3.875%, 11/15/29	11/26 at 100.00	N/R	2,199,312
500	The Industrial Development Authority of the County of St Louis, Missouri, Transportation Development Refunding Revenue Bonds, Series 2019B, 4.375%, 3/01/33, 144A	3/27 at 100.00	N/R	528,170
47,550	Total Missouri			51,819,842
	Montana – 0.0%
	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A:
1,000	5.000%, 5/15/27	5/25 at 102.00	N/R	1,104,780
1,180	5.250%, 5/15/30	5/25 at 102.00	N/R	1,305,163
435	5.250%, 5/15/32	5/25 at 102.00	N/R	479,261
2,615	Total Montana			2,889,204
	Nebraska – 0.1%
	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A:
150	5.250%, 12/01/19	No Opt. Call	BBB+	150,853
815	5.250%, 12/01/21	No Opt. Call	BBB+	875,147
2,100	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 4.000%, 5/15/33	5/24 at 100.00	BBB+	2,223,627
3,065	Total Nebraska			3,249,627
	Nevada – 0.8%
835	City of Henderson, Nevada, Local Improvement District No T-20 Rainbow Canyon, Local Improvement Bonds, Series 2018, 5.000%, 9/01/38	9/28 at 100.00	N/R	887,521

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 142 Mountain's Edge, Refunding 2012:
$ 650	5.000%, 8/01/21	No Opt. Call	A	$684,723
1,255	4.000%, 8/01/22	No Opt. Call	A	1,317,336
1,770	4.000%, 8/01/23	8/22 at 100.00	A	1,856,394
660	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 151 Summerlin-Mesa, Refunding Series 2015, 4.500%, 8/01/24	No Opt. Call	N/R	709,104
1,290	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/28	8/25 at 100.00	N/R	1,435,035
1,170	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2017B, 5.125%, 12/15/37, 144A (AMT)	12/27 at 100.00	N/R	1,273,147
3,030	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2018, 6.950%, 2/15/38, 144A (AMT)	8/28 at 100.00	N/R	3,491,105
	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017:
13,900	5.875%, 12/15/27 (AMT), 144A	No Opt. Call	N/R	15,501,280
2,935	6.250%, 12/15/37 (AMT), 144A	12/27 at 100.00	N/R	3,423,325
1,450	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2015, 4.000%, 12/15/25, 144A	No Opt. Call	BB	1,506,782
580	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 4.500%, 12/15/29, 144A	12/25 at 100.00	BB	630,251
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,565	4.000%, 9/01/32	9/26 at 100.00	N/R	1,611,684
675	4.000%, 9/01/35	9/26 at 100.00	N/R	689,202
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 808 & 810 Summerlin Village 23B, Refunding Series 2014:
450	4.000%, 6/01/21	No Opt. Call	N/R	462,362
580	5.000%, 6/01/23	No Opt. Call	N/R	628,813
540	5.000%, 6/01/24	No Opt. Call	N/R	593,050
885	5.000%, 6/01/25	6/24 at 100.00	N/R	966,995
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015:
500	5.000%, 12/01/26	12/25 at 100.00	N/R	560,355
1,565	5.000%, 12/01/28	12/25 at 100.00	N/R	1,745,476
335	Neveda State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A, 5.000%, 7/15/27, 144A	7/25 at 100.00	BB+	373,344
	North Las Vegas, Nevada, General Obligation Bonds, Refunding Series 2011:
500	5.000%, 6/01/33	6/21 at 100.00	BB	518,745
500	5.000%, 6/01/36	6/21 at 100.00	BB	517,810

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 64 Valley Vista, Series 2019:
$ 700	4.250%, 6/01/34	12/28 at 100.00	N/R	$738,577
850	4.500%, 6/01/39	12/28 at 100.00	N/R	901,051
	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65 Northern Beltway Commercial Area, Series 2017:
945	4.000%, 12/01/27, 144A	No Opt. Call	N/R	987,194
940	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	1,026,950
3,950	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Senior Lien, Refunding Series 2007B, 5.000%, 6/01/27	10/19 at 100.00	BB-	3,915,556
2,010	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	10/19 at 100.00	N/R	2,001,176
400	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018B, 5.000%, 6/01/38 – AGM Insured	12/28 at 100.00	A2	481,928
	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A:
100	6.500%, 6/15/20	10/19 at 100.00	Ba2	102,361
250	6.750%, 6/15/28	10/19 at 100.00	Ba2	255,908
47,765	Total Nevada			51,794,540
	New Hampshire – 0.1%
3,000	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018A, 4.000%, 11/01/27, 144A (AMT)	7/23 at 100.00	B	3,178,680
	New Jersey – 5.7%
3,960	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT)	No Opt. Call	Ba1	4,316,321
	New Jersey Building Authority, State Building Revenue Bonds, Refunding Series 2016A:
445	4.000%, 6/15/30 (Pre-refunded 6/15/26)	6/26 at 100.00	N/R (6)	519,391
1,070	4.000%, 6/15/30	6/26 at 100.00	BBB+	1,154,102
240	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A, 4.750%, 8/01/24, 144A	No Opt. Call	N/R	250,178
900	New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017, 5.000%, 7/15/32	7/27 at 100.00	BBB-	1,052,676
	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A:
125	3.500%, 9/01/22, 144A	No Opt. Call	BB	126,558
210	4.250%, 9/01/27, 144A	No Opt. Call	BB	226,115
830	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/29	6/22 at 100.00	BBB+	888,839
1,000	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014, 4.375%, 1/01/24	No Opt. Call	N/R	1,023,390
860	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project, Refunding Series 2015A, 4.125%, 6/15/26	6/25 at 100.00	BBB+	937,675

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 5,000	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Health Department & Taxation Division Office Project, Series 2018A, 5.000%, 6/15/42	12/27 at 100.00	BBB+	$5,689,500
	New Jersey Economic Development Authority, Lease Revenue Bonds, State House Project, Series 2017B:
6,680	4.000%, 6/15/29	12/28 at 100.00	BBB+	7,389,416
8,780	5.000%, 6/15/35	12/28 at 100.00	BBB+	10,308,071
1,120	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.000%, 1/01/23 (AMT)	No Opt. Call	BBB	1,239,571
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A:
10,500	4.000%, 7/01/32	7/27 at 100.00	Baa2	11,327,085
7,775	5.000%, 7/01/33	7/27 at 100.00	Baa2	9,010,758
650	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Rowan Properties LLC - Rowan University Student Housing Project, Series 2015A, 5.000%, 1/01/25	No Opt. Call	BBB-	728,546
2,460	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A, 4.000%, 7/01/24	No Opt. Call	BBB-	2,576,014
270	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	282,034
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX:
5,000	5.000%, 6/15/21	No Opt. Call	BBB+	5,281,700
5,000	5.000%, 6/15/22	No Opt. Call	BBB+	5,431,200
6,900	5.000%, 6/15/25	No Opt. Call	BBB+	7,969,500
10,000	5.000%, 6/15/26	6/25 at 100.00	BBB+	11,475,700
1,530	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 4.750%, 6/15/31	12/26 at 100.00	BBB+	1,727,737
5,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, 5.250%, 6/15/29	6/25 at 100.00	BBB+	5,775,500
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013-I:
19,735	2.670%, 9/01/27 (UB) (4)	3/23 at 100.00	BBB+	19,804,270
2,200	2.720%, 3/01/28 (UB) (4)	3/23 at 100.00	BBB+	2,208,580
3,000	3.180%, 3/01/28 (SIFMA reference rate + 1.60% spread) (5)	3/23 at 100.00	BBB+	3,011,700
5,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013NN, 5.000%, 3/01/25	3/23 at 100.00	BBB+	5,484,250
8,385	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2014PP, 4.000%, 6/15/28	6/24 at 100.00	BBB+	8,961,133
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 2016-XF2340:
250	3.075%, 9/01/25, 144A (IF) (4)	3/25 at 100.00	BBB+	249,558
1,000	4.263%, 9/01/27, 144A (IF) (4)	3/23 at 100.00	BBB+	1,014,040

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 100	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc Project; Series 2014A, 5.125%, 10/01/24, 144A	No Opt. Call	BB-	$106,541
4,740	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Refunding Series 2012, 5.750%, 9/15/27 (AMT)	9/22 at 100.00	Ba3	5,236,989
530	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1998, 5.500%, 4/01/28 (AMT)	10/19 at 100.00	Ba3	531,431
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999:
7,720	5.125%, 9/15/23 (AMT)	8/22 at 101.00	Ba3	8,309,885
8,000	5.250%, 9/15/29 (AMT)	8/22 at 101.00	Ba3	8,773,760
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B:
3,340	5.625%, 11/15/30 (AMT)	3/24 at 101.00	Ba3	3,852,389
425	5.625%, 11/15/30 (AMT)	3/24 at 101.00	Ba3	490,199
1,680	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/27 (AMT)	No Opt. Call	Ba1	2,028,365
5,000	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	BBB+	5,834,050
	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund Issue, Series 2014A:
10,885	4.000%, 9/01/30	9/24 at 100.00	BBB+	11,592,634
11,330	4.000%, 9/01/31	9/24 at 100.00	BBB+	12,035,179
	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
3,335	5.000%, 7/01/20	No Opt. Call	BB+	3,393,463
525	5.000%, 7/01/21	No Opt. Call	BB+	546,431
6,750	6.000%, 7/01/26	7/21 at 100.00	BB+	7,169,040
1,000	6.250%, 7/01/35	7/21 at 100.00	BB+	1,064,400
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016:
1,050	5.000%, 7/01/26	No Opt. Call	BBB-	1,244,933
1,075	4.000%, 7/01/34	7/26 at 100.00	BBB-	1,176,620
2,800	New Jersey Higher Education Assistance Authority, Senior Student Loan Revenue Bonds, Refunding Series 2018A, 4.000%, 12/01/33 (AMT)	6/28 at 100.00	AA	3,098,788
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
2,515	5.000%, 6/15/27	6/26 at 100.00	Baa1	2,994,912
9,410	5.000%, 6/15/28	6/26 at 100.00	Baa1	11,124,596
5,525	5.000%, 6/15/29	6/26 at 100.00	Baa1	6,518,284
1,000	5.000%, 6/15/30	6/26 at 100.00	Baa1	1,174,990

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
$ 1,910	5.000%, 6/15/29	6/26 at 100.00	Baa1	$2,253,380
1,630	5.000%, 6/15/30	6/26 at 100.00	Baa1	1,915,234
1,710	5.000%, 6/15/31	6/26 at 100.00	Baa1	2,002,324
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
30,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	BBB+	22,289,100
8,375	0.000%, 12/15/31 – FGIC Insured	No Opt. Call	BBB+	5,976,232
4,035	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009C, 5.250%, 6/15/32	12/24 at 100.00	BBB+	4,592,718
1,410	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/38	6/22 at 100.00	BBB+	1,503,892
5,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A, 5.000%, 12/15/33	12/28 at 100.00	BBB+	6,028,608
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA:
5,000	4.000%, 6/15/36	12/28 at 100.00	BBB+	5,356,450
5,000	5.000%, 6/15/37	12/28 at 100.00	BBB+	5,824,850
5,000	5.000%, 6/15/38	12/28 at 100.00	BBB+	5,804,150
1,500	4.125%, 6/15/39	12/28 at 100.00	BBB+	1,603,815
11,855	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Libor Index Series 2017D-1, 1.947%, 1/01/24 (UB) (4)	No Opt. Call	A2	11,919,136
16,330	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	Baa3	17,665,304
1,000	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2016S, 5.000%, 1/01/34	1/26 at 100.00	BBB-	1,146,300
	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate Series 2017B:
1,000	5.000%, 1/01/29 (AMT)	1/28 at 100.00	Baa1	1,199,620
1,300	5.000%, 1/01/30 (AMT)	1/28 at 100.00	Baa1	1,553,617
850	5.000%, 1/01/32 (AMT)	1/28 at 100.00	Baa1	1,008,381
1,220	5.000%, 1/01/33 (AMT)	1/28 at 100.00	Baa1	1,444,297
1,250	5.000%, 1/01/34 (AMT)	1/28 at 100.00	Baa1	1,477,587
1,000	5.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa1	1,176,500
1,705	5.000%, 1/01/42 (AMT)	1/28 at 100.00	Baa1	1,981,653
7,195	5.000%, 1/01/48 (AMT)	1/28 at 100.00	Baa1	8,290,655
1,850	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/37	6/28 at 100.00	A-	2,197,060
331,835	Total New Jersey			351,949,850
	New Mexico – 0.2%
1,630	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (AMT)	10/19 at 100.00	N/R	1,631,646

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Mexico (continued)
	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015:
$ 40	4.000%, 10/01/20	No Opt. Call	N/R	$40,120
240	4.875%, 10/01/25	No Opt. Call	N/R	245,446
1,355	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010A, 5.200%, 6/01/40 (Mandatory Put 6/01/20)	No Opt. Call	Baa2	1,386,599
2,765	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015B, 5.900%, 9/01/32	9/25 at 100.00	N/R	2,850,964
360	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 5.750%, 10/01/23	No Opt. Call	N/R	376,524
2,335	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, FHA/HFA Risk Sharing Program: Sandpiper Apartments Project, Series 2002A, 6.050%, 7/01/28 (AMT)	10/19 at 100.00	AA-	2,342,845
665	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 5.750%, 10/01/23	No Opt. Call	N/R	678,526
1,785	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 5.250%, 5/01/25, 144A	5/20 at 103.00	N/R	1,815,755
11,175	Total New Mexico			11,368,425
	New York – 3.9%
180	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc Project, Series 2015, 5.000%, 7/01/28	7/25 at 100.00	BBB	213,417
1,000	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Charter School for Applied Technologies, Series 2017A, 4.500%, 6/01/27	6/24 at 103.00	BBB-	1,111,220
20	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 6.000%, 12/01/19	No Opt. Call	B+	20,053
	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
805	5.000%, 11/01/21	No Opt. Call	BB	840,372
845	5.000%, 11/01/22	No Opt. Call	BB	897,424
700	5.250%, 11/01/34	11/24 at 100.00	BB	757,225
3,000	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc Project, Series 2014, 4.500%, 1/01/25, 144A (AMT)	No Opt. Call	N/R	3,312,540
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
5	4.000%, 5/01/22 (ETM)	No Opt. Call	N/R (6)	5,372
15	5.000%, 5/01/23 (ETM)	No Opt. Call	N/R (6)	17,060
715	5.000%, 5/01/23	No Opt. Call	BBB-	797,204
3,245	5.000%, 5/01/24	5/23 at 100.00	BBB-	3,610,776
85	5.000%, 5/01/24 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (6)	96,350
2,830	5.000%, 5/01/26	5/23 at 100.00	BBB-	3,134,649
65	5.000%, 5/01/26 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (6)	73,679
1,815	5.000%, 5/01/27	5/23 at 100.00	BBB-	2,005,992
20	5.000%, 5/01/27 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (6)	22,671

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 2,955	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and University System, Series 2014A, 5.250%, 1/01/34	7/24 at 100.00	BBB-	$3,290,067
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015:
300	5.000%, 12/01/26, 144A	6/25 at 100.00	BBB-	349,122
1,200	5.000%, 12/01/28, 144A	6/25 at 100.00	BBB-	1,391,064
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
2,000	5.000%, 12/01/26, 144A	No Opt. Call	BBB-	2,401,000
1,800	5.000%, 12/01/28, 144A	6/27 at 100.00	BBB-	2,168,946
2,500	5.000%, 12/01/31, 144A	6/27 at 100.00	BBB-	2,978,925
2,600	Dormitory Authority of the State of New York, Revenue Bonds, Saint Joseph's College, Series 2010, 5.250%, 7/01/35	7/20 at 100.00	Ba1	2,634,658
	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A:
3,350	5.000%, 12/01/21, 144A	No Opt. Call	BB-	3,422,661
6,470	5.000%, 12/01/26, 144A	No Opt. Call	BB-	7,063,105
6,410	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc Project, Series 2016B, 4.000%, 7/01/34	7/26 at 100.00	A-	7,116,895
1,000	Genesee County Industrial Development Agency, New York, Civic Facility Revenue Bonds, United Memorial Medical Center Project, Series 2007, 5.000%, 12/01/32	10/19 at 100.00	N/R	1,001,660
1,695	Green Island Power Authority, New York, Power System Revenue Bonds, Subordinante Series 2000, 6.000%, 12/15/25 (AMT)	12/19 at 100.00	Ba1	1,705,695
1,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 5.890%, 2/01/32	2/27 at 100.00	N/R	1,102,020
1,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2018A, 6.470%, 2/01/33	2/28 at 100.00	N/R	1,165,660
1,000	Madison County Capital Resource Corporation, New York, Revenue Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/22	6/22 at 100.00	N/R	997,820
400	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B, 5.000%, 7/01/29	7/24 at 100.00	Baa1	455,412
5,520	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	10/19 at 100.00	B-	5,519,724
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
210	5.000%, 7/01/27	7/25 at 100.00	BBB	241,933
375	5.000%, 7/01/28	7/25 at 100.00	BBB	431,494
825	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007, 5.750%, 10/01/27 (7)	10/19 at 100.00	N/R	540,375
2,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/39 – AMBAC Insured	10/19 at 100.00	BBB	2,036,720
7,000	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 2.691%, 3/01/26 – FGIC Insured	No Opt. Call	BBB	7,126,420

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 10,820	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series Series 2016A-1, 5.625%, 6/01/35	No Opt. Call	BBB	$11,731,369
21,805	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	24,121,345
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014:
18,715	5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	21,036,034
10,750	5.375%, 11/15/40, 144A	11/24 at 100.00	N/R	12,099,555
7,000	New York State Environmental Facilities Corporation, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc Project, Series 2014R-2, 3.125%, 12/01/44 (Mandatory Put 6/01/26), 144A (AMT)	No Opt. Call	B	7,197,400
3,825	New York State Mortgage Agency, Mortgage Revenue Bonds, Fifty First Series 2015, 3.400%, 10/01/30	10/24 at 100.00	Aaa	4,039,659
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
4,850	5.000%, 8/01/20 (AMT)	No Opt. Call	BB-	4,967,515
15,065	5.000%, 8/01/26 (AMT)	8/21 at 100.00	BB-	15,839,040
8,535	5.000%, 8/01/31 (AMT)	8/21 at 100.00	BB-	8,958,677
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
4,410	5.000%, 1/01/32 (AMT)	1/28 at 100.00	Baa3	5,308,273
7,450	5.000%, 1/01/33 (AMT)	1/28 at 100.00	Baa3	8,942,533
1,120	5.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa3	1,336,933
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
4,500	4.000%, 7/01/31 (AMT)	7/24 at 100.00	Baa3	4,808,340
3,500	5.250%, 1/01/50 (AMT)	7/24 at 100.00	Baa3	3,906,770
6,000	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018B, 3.500%, 11/01/24, 144A	7/23 at 100.00	B	6,278,940
60	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (AMT)	10/19 at 100.00	BBB+	62,888
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A:
4,180	5.000%, 1/01/32 (AMT)	1/26 at 100.00	Ba2	4,626,048
4,685	5.000%, 1/01/34 (AMT)	1/26 at 100.00	Ba2	5,150,502
2,100	5.000%, 1/01/36 (AMT)	1/26 at 100.00	Ba2	2,282,637
	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B:
1,400	5.000%, 6/01/23	No Opt. Call	B+	1,496,908
2,850	5.000%, 6/01/24	No Opt. Call	B+	3,066,657
3,850	5.000%, 6/01/25	No Opt. Call	B+	4,191,649
2,650	Westchester County Local Development Corporation, New York, Revenue Bond, Purchase Senior Learning Community, Inc Project, BAN Series 2018, 0.000%, 10/01/23	No Opt. Call	N/R	2,650,000

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016:
$ 685	5.000%, 11/01/27	11/25 at 100.00	BBB-	$801,457
830	5.000%, 11/01/28	11/25 at 100.00	BBB-	967,390
218,590	Total New York			237,925,899
	North Carolina – 0.1%
665	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015, 4.375%, 3/01/25, 144A	No Opt. Call	N/R	671,184
3,100	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 12/31/37 (AMT)	6/25 at 100.00	BBB-	3,471,070
310	Public Finance Authority of Wisconsin, Education Revenue Bonds, Carolina International School, Series 2013A, 6.000%, 8/01/23, 144A	No Opt. Call	BB+	335,358
4,075	Total North Carolina			4,477,612
	North Dakota – 0.1%
490	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/22 (ETM)	No Opt. Call	N/R (6)	537,089
	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
165	5.000%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (6)	175,303
1,200	5.000%, 7/01/24 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (6)	1,274,928
1,070	5.000%, 7/01/25 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (6)	1,136,811
1,460	5.000%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (6)	1,551,162
2,005	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C, 5.000%, 6/01/31	6/28 at 100.00	BBB-	2,366,481
6,390	Total North Dakota			7,041,774
	Ohio – 4.8%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
34,160	5.875%, 6/01/30	10/19 at 100.00	Ca	34,241,642
52,605	5.750%, 6/01/34	10/19 at 100.00	Ca	52,682,855
10,635	5.875%, 6/01/47	10/19 at 100.00	B-	10,681,794
	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
1,765	5.000%, 12/01/24	12/22 at 100.00	N/R	1,807,890
2,170	5.750%, 12/01/34	12/22 at 100.00	N/R	2,215,635
400	Butler County Port Authority, Ohio, Revenue Bonds, StoryPoint Fairfield Project, Senior Series 2017A-1, 6.250%, 1/15/34, 144A	1/24 at 104.00	N/R	437,056
465	County of Greene, Ohio $6,260,000 Greene Town Center Improvement Revenue Bonds, Series 2009, 8.000%, 12/01/34	12/19 at 100.00	N/R	468,199
4,295	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/43	6/23 at 100.00	Ba2	4,468,776

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Franklin County, Ohio, Health Care Facilities Revenue Bonds, Friendship Village of Dublin, Ohio, Inc, Refunding &Improvement Series 2014:
$ 150	5.000%, 11/15/23	No Opt. Call	BBB+	$168,312
205	5.000%, 11/15/24	No Opt. Call	BBB+	235,164
200	5.000%, 11/15/25	11/24 at 100.00	BBB+	228,978
500	5.000%, 11/15/26	11/24 at 100.00	BBB+	571,030
	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ Hospital Project, Series 2012:
1,650	5.000%, 6/01/21	No Opt. Call	A-	1,744,232
5,000	5.250%, 6/01/26	6/22 at 100.00	A-	5,468,550
	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
230	5.000%, 12/01/22	10/19 at 100.00	N/R	230,294
525	5.000%, 12/01/32	10/19 at 100.00	N/R	525,205
1,580	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 5.375%, 12/01/23	6/23 at 100.00	N/R	1,645,064
1,315	Licking County, Ohio, Health Care Facilities Revenue Bonds, Kendal at Granville Obligated Group, Refunding Series 2015A, 5.100%, 7/01/25	No Opt. Call	N/R	1,385,773
60	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.000%, 4/01/20	No Opt. Call	BBB-	61,193
	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2009B:
905	5.250%, 5/01/29 (Pre-refunded 11/12/23)	11/23 at 100.00	N/R (6)	1,041,936
1,685	5.250%, 5/01/29 (Pre-refunded 11/13/23)	11/23 at 100.00	BBB+ (6)	1,939,957
	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
1,250	5.000%, 2/15/20	No Opt. Call	Ba2	1,262,625
1,000	5.000%, 2/15/21	No Opt. Call	Ba2	1,037,250
2,250	5.000%, 2/15/27	2/23 at 100.00	Ba2	2,454,750
2,000	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern Power Company Project, Series 2009B, 5.800%, 12/01/38	12/19 at 100.00	A-	2,012,680
7,515	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (7)	No Opt. Call	N/R	6,218,662
365	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23	No Opt. Call	N/R	302,038
13,410	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/18 (7)	No Opt. Call	N/R	14,348,700
20,775	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory Put 9/15/21) (7)	No Opt. Call	N/R	22,385,062
25,640	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (7)	No Opt. Call	N/R	21,217,100

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 2,065	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (7)	No Opt. Call	N/R	$1,708,788
3,105	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33 (Mandatory Put 6/01/20) (7)	No Opt. Call	N/R	2,569,387
	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B:
1,500	3.625%, 12/01/33 (Mandatory Put 6/01/20) (7)	No Opt. Call	N/R	1,241,250
215	3.125%, 1/01/34 (7)	No Opt. Call	N/R	177,913
1,730	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (7)	No Opt. Call	N/R	1,431,575
3,900	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory Put 5/01/20) (AMT) (7)	No Opt. Call	N/R	3,227,250
1,115	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (7)	No Opt. Call	N/R	1,201,413
11,485	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)	2/22 at 100.00	B-	11,852,061
3,335	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Company Project, Refunding Series 2014A, 2.400%, 12/01/38 (Mandatory Put 10/01/29)	10/24 at 100.00	Baa1	3,358,212
8,230	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, 144A (AMT)	No Opt. Call	N/R	8,931,196
720	Ohio Housing Finance Agency, Multifamily Housing Revenue Bonds, Sanctuary at Springboro Project, Series 20017, 5.125%, 1/01/32, 144A	10/25 at 101.00	N/R	757,058
1,775	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	B3	1,859,313
8,610	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory Put 7/01/21) (7)	No Opt. Call	N/R	7,124,775
12,190	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19 (7)	No Opt. Call	N/R	10,087,225
14,995	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (7)	No Opt. Call	N/R	12,408,362
2,905	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (7)	No Opt. Call	N/R	2,403,888
5,075	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory Put 5/01/20) (AMT) (7)	No Opt. Call	N/R	4,199,562
3,580	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33 (Mandatory Put 7/01/20) (7)	No Opt. Call	N/R	2,962,450

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 5,230	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33 (7)	No Opt. Call	N/R	$4,327,825
250	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc, Series 2014A, 5.625%, 7/01/25	7/24 at 100.00	N/R	261,448
	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015:
430	5.000%, 12/01/23	No Opt. Call	BB-	468,077
595	5.000%, 12/01/24	No Opt. Call	BB-	659,778
415	5.000%, 12/01/25	12/24 at 100.00	BB-	463,289
2,670	5.500%, 12/01/29	12/24 at 100.00	BB-	3,042,518
	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,240	5.750%, 12/01/32	12/22 at 100.00	BB-	2,451,142
1,920	6.000%, 12/01/42	12/22 at 100.00	BB-	2,079,014
	Toledo-Lucas County Port Authority, Ohio, Student Housing Revenue Bonds, CHF-Toledo, LLC - The University of Toledo Project, Series 2014A:
1,485	5.000%, 7/01/24	No Opt. Call	BBB-	1,632,193
2,250	5.000%, 7/01/29	7/24 at 100.00	BBB-	2,482,065
7,630	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	8,133,504
306,350	Total Ohio			296,990,933
	Oklahoma – 0.9%
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
6,030	5.000%, 8/15/33	8/28 at 100.00	BB+	7,262,532
6,585	5.000%, 8/15/38	8/28 at 100.00	BB+	7,810,666
	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Refunding Series 2017:
500	5.000%, 11/15/26	11/25 at 102.00	BBB-	587,220
600	5.000%, 11/15/28	11/25 at 102.00	BBB-	699,024
400	5.000%, 11/15/29	11/25 at 102.00	BBB-	464,272
1,780	5.000%, 11/15/30	11/25 at 102.00	BBB-	2,058,285
730	5.000%, 11/15/32	11/25 at 102.00	BBB-	836,492
9,875	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2001B, 5.500%, 12/01/35 (AMT)	6/23 at 100.00	N/R	10,809,768
22,375	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2015, 5.000%, 6/01/35 (Mandatory Put 6/01/25) (AMT)	6/25 at 100.00	BB-	25,266,074
48,875	Total Oklahoma			55,794,333
	Oregon – 0.1%
750	Clackamas County Hospital Facility Authority, Oregon, Senior Living Revenue Bonds, Willamette View Project, Series 2017A, 5.000%, 11/15/32	11/25 at 102.00	N/R	875,497

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)
$ 145	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/19	No Opt. Call	N/R	$145,000
840	Oregon Facilities Authority, Revenue Bonds, College Housing Northwest Projects, Refunding Series 2013, 4.000%, 10/01/21	No Opt. Call	BBB-	870,761
430	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 4.500%, 6/15/28	6/25 at 100.00	N/R	440,845
75	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Series 2012B, 3.700%, 7/01/32 (AMT)	7/22 at 100.00	Aaa	75,318
550	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.000%, 7/01/25	No Opt. Call	N/R	593,775
405	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	10/19 at 100.00	N/R	411,107
3,195	Total Oregon			3,412,303
	Pennsylvania – 6.7%
	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
10,500	6.750%, 11/01/24	11/19 at 100.00	B3	10,534,755
1,370	6.875%, 5/01/30	11/19 at 100.00	B3	1,372,740
5,045	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.750%, 12/01/27	12/21 at 100.00	B3	5,324,140
5,955	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2007A-1, 2.330%, 2/01/37 (3-Month LIBOR * 67% reference rate + 0.82% spread) (5)	11/19 at 100.00	A+	5,855,849
475	Allegheny County Industrial Development Authority, Pennsylvania, , Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 5.250%, 7/15/23	No Opt. Call	BB+	495,734
7,200	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	10/19 at 100.00	N/R	7,156,152
2,000	Allentown Commercial and Industrial Development Authority, Pennsylvania, Revenue Bonds, Executive Education Academy Charter School, Series 2017, 5.875%, 7/01/32, 144A	7/24 at 100.00	N/R	2,042,480
2,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/32	5/22 at 100.00	Baa3	2,120,480
1,625	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/28, 144A	No Opt. Call	Ba3	1,920,734
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018:
16,240	5.000%, 5/01/28, 144A	No Opt. Call	N/R	18,326,840
1,685	5.125%, 5/01/32, 144A	5/28 at 100.00	N/R	1,886,374
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017:
3,750	5.000%, 5/01/27, 144A	No Opt. Call	Ba3	4,371,150
12,075	5.000%, 5/01/32, 144A	5/27 at 100.00	Ba3	13,949,161

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 6,755	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory Put 7/01/21) (7)	No Opt. Call	N/R	$5,589,763
4,225	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 4.250%, 10/01/47 (Mandatory Put 4/01/21) (7)	No Opt. Call	N/R	4,568,281
8,195	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41 (Mandatory Put 6/01/20) (7)	No Opt. Call	N/R	6,781,363
18,995	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory Put 6/01/20) (7)	No Opt. Call	N/R	15,718,362
8,470	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (7)	No Opt. Call	N/R	7,008,925
3,210	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, US Steel Corporation, Refunding Series 2011, 6.750%, 6/01/26	12/21 at 100.00	B3	3,389,664
3,130	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016, 5.000%, 3/15/26	No Opt. Call	BBB-	3,476,741
4,990	Butler County General Authority, Pennsylvania, School Revenue Bonds, Butler Area School District Project, Series 2007, 2.254%, 10/01/34 (3-Month LIBOR * 67% reference rate + 0.70% spread) (5)	10/19 at 100.00	A2	4,783,015
2,890	Butler County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, AK Steel Corporation Project, Series 2012-A, 6.250%, 6/01/20 (AMT)	No Opt. Call	B-	2,914,363
	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A:
905	5.000%, 12/01/21	No Opt. Call	N/R	947,073
295	5.000%, 12/01/30	12/25 at 100.00	N/R	322,751
1,645	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2017A, 4.000%, 12/15/27	No Opt. Call	BBB-	1,747,204
1,245	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2012A, 5.000%, 10/15/22	No Opt. Call	BB	1,280,034
2,790	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2017A, 5.000%, 10/15/27	4/27 at 100.00	BB	3,061,160
595	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014, 3.750%, 10/01/24	No Opt. Call	BBB-	614,373
275	Chester County Industrial Development Authority, Pennsylvania, Special Obligation Bonds, Woodlands at Greystone Project, Series 2018, 4.375%, 3/01/28, 144A	No Opt. Call	N/R	287,551
1,000	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	Baa3	1,062,590

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014:
$ 655	5.000%, 5/01/23	No Opt. Call	Baa3	$716,911
500	5.000%, 5/01/24	No Opt. Call	Baa3	558,395
2,500	5.000%, 5/01/37	5/24 at 100.00	Baa3	2,704,225
	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2007C:
32,620	2.078%, 6/01/27 (3-Month LIBOR * 67% reference rate + 0.65% spread) (5)	10/19 at 100.00	A+	32,086,989
8,000	2.180%, 6/01/37 (3-Month LIBOR * 67% reference rate + 0.75% spread) (5)	10/19 at 100.00	A+	7,376,640
60,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2018E, 2.074%, 9/01/48 (Mandatory Put 12/02/19) (UB) (4)	9/24 at 100.00	A+	60,207,600
515	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/22	No Opt. Call	Ba1	555,943
870	East Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2018A, 4.125%, 10/01/39 – BAM Insured	10/22 at 100.00	A2	900,198
	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2014:
870	5.000%, 7/01/22	No Opt. Call	BBB-	937,469
405	5.000%, 7/01/24	No Opt. Call	BBB-	455,443
1,000	5.000%, 7/01/29	7/24 at 100.00	BBB-	1,112,100
1,625	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A, 6.000%, 6/01/39	6/23 at 100.00	Ba2	1,780,041
2,000	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35	5/25 at 100.00	A	2,258,740
1,000	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne's Retirement Community, Inc, Series 2012, 5.000%, 4/01/27	4/22 at 100.00	BB+	1,048,020
	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, United Zion Retirement Community, Series 2017A:
2,190	4.500%, 12/01/29	6/27 at 100.00	N/R	2,325,802
500	5.000%, 12/01/32	6/27 at 100.00	N/R	547,545
	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village Project, Series 2013:
1,000	5.000%, 5/01/20	No Opt. Call	BBB	1,016,050
1,000	5.000%, 5/01/22	No Opt. Call	BBB	1,063,390
3,148	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33, 144A	7/24 at 100.00	N/R	3,273,102
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Holy Redeemer Health System Inc, Refunding Series 2014A:
1,165	5.000%, 10/01/24	No Opt. Call	Ba1	1,309,006
1,200	5.000%, 10/01/25	10/24 at 100.00	Ba1	1,350,036
2,030	5.000%, 10/01/26	10/24 at 100.00	Ba1	2,281,679
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30	1/25 at 100.00	N/R	1,038,690

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 1,755	Northampton County Industrial Development Authority, Pennsylvania, Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013, 7.000%, 7/01/32	7/23 at 100.00	N/R	$1,982,009
635	Northeastern Pennsylvania Hospital and Education Authority, University Revenue Bonds, Wilkes University Project, Refunding Series 2016A, 5.000%, 3/01/27	3/26 at 100.00	BBB	721,068
8,585	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (Mandatory Put 7/01/20) (7)	No Opt. Call	N/R	7,104,088
140	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (7)	No Opt. Call	N/R	115,850
1,650	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	B3	1,788,699
11,900	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009B, 5.000%, 12/01/38 (Mandatory Put 9/01/20)	No Opt. Call	B3	12,130,027
44,695	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009C, 5.000%, 12/01/37 (Mandatory Put 9/01/20)	No Opt. Call	B3	45,558,954
	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
350	5.000%, 6/30/24 (AMT)	No Opt. Call	BBB	395,252
750	5.000%, 12/31/26 (AMT)	6/26 at 100.00	BBB	881,588
745	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, CarbonLITE P, LLC Project, Series 2019, 5.250%, 6/01/26, 144A (AMT)	No Opt. Call	N/R	775,336
120	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (6)	124,027
1,000	Pennsylvania State, General Obligation Bonds, Second Series 2016, 5.000%, 9/15/21	No Opt. Call	A+	1,070,910
	Philadelphia Authority for Industrial Development Senior Living Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A:
200	5.000%, 7/01/31	7/27 at 100.00	BB	228,648
500	5.000%, 7/01/32	7/27 at 100.00	BB	569,760
7,000	Philadelphia Authority for Industrial Development Senior Living Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Taxable Series 2017B, 6.250%, 7/01/31	No Opt. Call	BB	7,492,800
1,855	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc - Esperanza Academy Charter School, Series 2013, 6.375%, 1/01/23	No Opt. Call	N/R	1,935,080
875	Quakertown General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Pennsylvania, Series 2017C, 5.300%, 7/01/42	7/22 at 100.00	N/R	887,644
3,190	Saint Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2007F, 2.276%, 11/15/34 (3-Month LIBOR * 67% reference rate + 0.83% spread) (5)	10/19 at 100.00	AA-	3,182,886

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Scranton, Lackawanna County, Pennsylvania, General Obligation Bonds, Refunding Series 2017:
$ 1,745	5.000%, 9/01/24, 144A	No Opt. Call	BB+	$1,938,503
405	5.000%, 9/01/25, 144A	No Opt. Call	BB+	456,686
420	5.000%, 9/01/26, 144A	No Opt. Call	BB+	479,014
440	5.000%, 9/01/27, 144A	No Opt. Call	BB+	506,972
1,585	5.000%, 9/01/28, 144A	9/27 at 100.00	BB+	1,838,267
3,650	5.000%, 9/01/29, 144A	9/27 at 100.00	BB+	4,219,181
	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016:
2,175	5.000%, 11/15/26	5/24 at 100.00	BB+	2,407,616
9,265	5.000%, 11/15/32	5/24 at 100.00	BB+	10,107,188
5,000	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 5.000%, 6/01/36	6/26 at 100.00	BB+	5,344,000
115	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley Memorial Hospital, Series 2010, 5.000%, 7/01/20 (ETM)	No Opt. Call	N/R (6)	118,090
	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017:
4,140	5.000%, 7/01/29	7/27 at 100.00	Ba1	4,902,712
2,950	5.000%, 7/01/30	7/27 at 100.00	Ba1	3,484,186
7,370	5.000%, 7/01/33	7/27 at 100.00	Ba1	8,631,228
6,890	5.000%, 7/01/34	7/27 at 100.00	Ba1	8,048,553
	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017:
4,850	5.000%, 7/01/31	7/27 at 100.00	Ba1	5,713,543
2,500	5.000%, 7/01/32	7/27 at 100.00	Ba1	2,935,950
700	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2018, 4.000%, 7/01/23	No Opt. Call	BB	710,472
405,468	Total Pennsylvania			414,600,603
	Puerto Rico – 5.3%
48,500	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 0.000%, 5/15/50	10/19 at 14.32	N/R	6,849,655
12,000	Employees Retirement System of the Government of the Commonwealth of Puerto Rico, Senior Pension Funding Bonds, Series 2008B, 0.000%, 7/01/28	10/19 at 57.93	D	2,901,360
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
955	6.125%, 7/01/24	No Opt. Call	C	1,031,400
20,840	6.000%, 7/01/38	10/19 at 100.00	C	21,126,550
13,319	6.000%, 7/01/44	10/19 at 100.00	C	13,502,136

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
$ 11,920	5.000%, 7/01/21	No Opt. Call	C	$12,426,600
6,875	5.500%, 7/01/28	7/22 at 100.00	C	7,278,906
4,440	5.000%, 7/01/33	7/22 at 100.00	C	4,634,250
4,570	5.125%, 7/01/37	7/22 at 100.00	C	4,781,362
6,000	5.750%, 7/01/37	7/22 at 100.00	C	6,367,500
1,380	5.250%, 7/01/42	7/22 at 100.00	C	1,447,275
7,865	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY, 6.125%, 7/01/40 (7)	7/20 at 100.00	D	6,242,844
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2005SS:
635	4.625%, 7/01/30 (7)	10/19 at 100.00	D	503,238
500	5.000%, 7/01/30 – AGM Insured	10/19 at 100.00	D	512,640
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2010DDD, 5.000%, 7/01/21 (7)	7/20 at 100.00	D	800,000
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A:
3,000	5.000%, 7/01/29 (7)	7/22 at 100.00	D	2,400,000
3	5.000%, 7/01/42 (7)	7/22 at 100.00	D	2,344
4,010	5.000%, 7/01/42 (7)	7/22 at 100.00	D	3,208,000
470	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.500%, 7/01/20 (7)	No Opt. Call	D	377,763
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT:
200	5.000%, 7/01/17 (7)	No Opt. Call	N/R	155,750
5,000	5.000%, 7/01/22 (7)	10/19 at 100.00	D	4,000,000
450	5.000%, 7/01/23 (7)	10/19 at 100.00	D	360,000
115	5.000%, 7/01/27 (7)	10/19 at 100.00	D	92,000
2	5.000%, 7/01/32 (7)	10/19 at 100.00	D	1,563
1,230	5.000%, 7/01/32 (7)	10/19 at 100.00	D	984,000
2,045	5.000%, 7/01/37 (7)	10/19 at 100.00	D	1,636,000
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV:
1,100	5.500%, 7/01/20 (7)	No Opt. Call	D	884,125
2,115	5.000%, 7/01/24 (7)	10/19 at 100.00	D	1,692,000
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
950	5.250%, 7/01/23 (7)	7/20 at 100.00	D	762,375
2,000	5.250%, 7/01/24 (7)	7/20 at 100.00	D	1,605,000
2,140	5.250%, 7/01/27 (7)	7/20 at 100.00	D	1,717,350
310	5.250%, 7/01/28 (7)	7/20 at 100.00	D	248,775

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC:
$ 2,100	5.000%, 7/01/24 (7)	7/20 at 100.00	D	$1,680,000
400	4.625%, 7/01/25 (7)	10/19 at 100.00	D	318,000
50	5.000%, 7/01/25 (7)	10/19 at 100.00	D	40,000
1,995	5.250%, 7/01/27 (7)	7/20 at 100.00	D	1,600,988
490	5.000%, 7/01/28 (7)	7/20 at 100.00	D	392,000
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX:
645	4.625%, 7/01/25 (7)	7/20 at 100.00	D	512,775
3,460	5.250%, 7/01/40 (7)	7/20 at 100.00	D	2,776,650
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ:
1,145	5.250%, 7/01/21 (7)	7/20 at 100.00	D	918,863
7,620	5.250%, 7/01/22 (7)	7/20 at 100.00	D	6,115,050
10,655	5.250%, 7/01/22 (7)	7/20 at 100.00	D	8,350,856
350	5.000%, 7/01/24 (7)	7/20 at 100.00	D	280,000
1,260	5.250%, 7/01/24 (7)	7/20 at 100.00	D	1,011,150
1,000	5.250%, 7/01/25 (7)	7/20 at 100.00	D	802,500
1,090	5.000%, 7/01/28 (7)	10/19 at 100.00	D	872,000
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A:
730	7.000%, 7/01/33 (7)	7/23 at 100.00	D	602,250
3,415	6.750%, 7/01/36 (7)	7/23 at 100.00	D	2,808,837
745	7.000%, 7/01/43 (7)	7/23 at 100.00	D	614,625
500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2016D-4-RSA-1, 7.500%, 7/01/20 (7)	No Opt. Call	N/R	417,500
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
280	5.500%, 7/01/21 (7)	10/19 at 100.00	D	225,050
1,000	5.250%, 7/01/33 (7)	10/19 at 100.00	D	802,500
3,990	5.500%, 7/01/38 (7)	10/19 at 100.00	D	3,206,962
7,530	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build America Bond Series 2010EE, 6.050%, 7/01/32 (7)	7/20 at 100.00	D	5,967,525
4,950	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Series 2010BBB, 5.400%, 7/01/28 (7)	10/19 at 100.00	D	3,904,312
2,630	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 2.117%, 7/01/27	No Opt. Call	C	2,445,900
785	Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 – AGM Insured	10/19 at 100.00	A2	806,540

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
$ 4,177	0.000%, 7/01/24	No Opt. Call	N/R	$3,650,197
15,637	0.000%, 7/01/27	No Opt. Call	N/R	12,463,471
11,725	0.000%, 7/01/29	7/28 at 98.64	N/R	8,716,599
41,063	0.000%, 7/01/31	7/28 at 91.88	N/R	28,303,494
33,623	0.000%, 7/01/33	7/28 at 86.06	N/R	21,208,380
33,900	4.500%, 7/01/34	7/25 at 100.00	N/R	36,298,086
13,770	4.750%, 7/01/53	7/28 at 100.00	N/R	14,320,800
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
30,000	4.329%, 7/01/40	7/28 at 100.00	N/R	30,524,400
1,380	4.329%, 7/01/40	7/28 at 100.00	N/R	1,400,672
	University of Puerto Rico, University System Revenue Bonds, Refunding Series 2006P:
560	5.000%, 6/01/20	10/19 at 100.00	C	561,400
7,800	5.000%, 6/01/21	10/19 at 100.00	C	7,819,500
505	5.000%, 6/01/22	10/19 at 100.00	C	505,631
250	5.000%, 6/01/24	10/19 at 100.00	C	249,688
275	5.000%, 6/01/30	10/19 at 100.00	C	273,625
	University of Puerto Rico, University System Revenue Bonds, Series 2006Q:
230	5.000%, 6/01/21	10/19 at 100.00	C	230,575
375	5.000%, 6/01/22	10/19 at 100.00	C	375,469
420,024	Total Puerto Rico			324,907,581
	Rhode Island – 0.0%
1,115	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.000%, 9/01/23 (ETM)	No Opt. Call	N/R (6)	1,270,542
	South Carolina – 0.2%
750	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2014A, 3.875%, 4/01/23 (AMT)	No Opt. Call	BBB	795,525
30	South Carolina Jobs-Economic Authority, Student Housing Revenue Bonds, Coastal Housing Foundation, LLC Project, Series 2009A, 5.500%, 4/01/20 (ETM)	No Opt. Call	N/R (6)	30,627
400	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 4.500%, 8/15/25, 144A	2/25 at 100.00	BB	417,452
510	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A, 5.750%, 11/01/23	No Opt. Call	N/R	528,778
1,560	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, High Point Academy Project, Series 2018A, 5.000%, 6/15/29, 144A	12/26 at 100.00	Ba1	1,748,885
	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, Lutheran Homes of South Carolina Inc, Series 2013:
1,870	5.000%, 5/01/21	No Opt. Call	N/R	1,938,423
1,170	5.000%, 5/01/22	No Opt. Call	N/R	1,237,216
1,000	5.000%, 5/01/23	No Opt. Call	N/R	1,077,270

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$ 400	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A, 5.250%, 8/01/24 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (6)	$458,364
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A:
540	5.000%, 12/01/27	6/26 at 100.00	A-	653,422
125	5.000%, 12/01/28	6/26 at 100.00	A-	150,959
830	5.000%, 12/01/29	6/26 at 100.00	A-	999,254
	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1:
425	3.125%, 12/01/22	No Opt. Call	N/R	431,723
1,310	5.000%, 12/01/26	12/23 at 100.00	N/R	1,399,604
10,920	Total South Carolina			11,867,502
	South Dakota – 0.0%
160	Rapid City, South Dakota, Airport Revenue Bonds, Passenger Facility Charge Supported, Refunding Series 2011A, 5.000%, 12/01/20	12/19 at 100.00	Baa2	160,952
	Tennessee – 1.2%
500	Blount County Health and Educational Facilites Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc, Series 2016A, 5.000%, 1/01/31	1/25 at 102.00	N/R	541,965
	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B:
1,205	0.000%, 12/01/19, 144A	No Opt. Call	N/R	1,197,059
1,180	0.000%, 12/01/20, 144A	No Opt. Call	N/R	1,124,398
2,350	0.000%, 12/01/21, 144A	No Opt. Call	N/R	2,142,871
2,535	0.000%, 12/01/22, 144A	No Opt. Call	N/R	2,206,160
3,670	0.000%, 12/01/23, 144A	No Opt. Call	N/R	3,046,761
1,905	0.000%, 12/01/24, 144A	No Opt. Call	N/R	1,504,740
3,135	0.000%, 12/01/25, 144A	No Opt. Call	N/R	2,345,889
3,245	0.000%, 12/01/26, 144A	No Opt. Call	N/R	2,305,313
3,310	0.000%, 12/01/31, 144A	No Opt. Call	N/R	1,768,632
1,850	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A, 5.000%, 12/01/35, 144A	12/26 at 100.00	N/R	1,912,863
1,500	Bristol Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Pinnacle Project, Series 2016, 5.000%, 6/01/27	6/26 at 100.00	N/R	1,562,025
	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A:
700	5.000%, 10/01/24	No Opt. Call	Baa2	800,009
1,135	5.000%, 10/01/25	10/24 at 100.00	Baa2	1,299,961
815	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Appalachian Christian Village Project, Refunding & Improvement Series 2013, 4.000%, 2/15/23	No Opt. Call	BB-	813,443
1,190	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2017, 5.000%, 4/01/36	4/27 at 100.00	BBB	1,384,660

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
$ 17,710	5.250%, 5/01/25, 144A	11/24 at 100.00	N/R	$16,253,707
3,685	6.000%, 5/01/34, 144A	11/24 at 100.00	N/R	3,273,680
995	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 4.750%, 7/01/27	No Opt. Call	N/R	1,091,445
1,860	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 0.000%, 6/15/27, 144A (7)	No Opt. Call	N/R	1,023,000
	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A:
4,000	6.500%, 6/01/27, 144A	No Opt. Call	N/R	4,225,040
12,635	7.125%, 6/01/32, 144A	6/27 at 100.00	N/R	14,159,286
850	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	BBB+	905,752
5,456	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	6,666,468
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
925	5.000%, 2/01/20	No Opt. Call	Baa2	934,870
40	5.000%, 2/01/24	No Opt. Call	Baa2	44,978
190	5.000%, 2/01/25	No Opt. Call	Baa2	218,092
78,571	Total Tennessee			74,753,067
	Texas – 5.6%
935	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Area 1 Project, Series 2019, 5.750%, 9/01/29, 144A	No Opt. Call	N/R	967,790
535	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Major Improvement Area Project, Series 2019, 6.000%, 9/01/29, 144A	No Opt. Call	N/R	554,576
470	Argyle, Texas, Special Assessment Revenue Bonds, Highlands of Argyle Public Improvement District 1 Project, Series 2017, 4.250%, 9/01/27	No Opt. Call	N/R	478,498
1,000	Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of Argyle Public Improvement District Project, Series 2018, 4.625%, 9/01/28, 144A	No Opt. Call	N/R	1,028,330
150	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2010A, 7.000%, 8/15/28 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (6)	157,124
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Leadership Prep School, Series 2016A:
530	4.000%, 6/15/26	6/21 at 100.00	BB	539,243
210	5.000%, 6/15/36	6/21 at 100.00	BB	215,118
730	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A, 4.550%, 8/15/28	8/27 at 100.00	N/R	777,647
700	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside Schools, Series 2016A, 3.800%, 8/15/26	8/21 at 100.00	BB+	711,620

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2 Project, Series 2018:
$ 600	5.000%, 9/01/23, 144A	No Opt. Call	N/R	$610,896
530	5.500%, 9/01/28, 144A	9/23 at 103.00	N/R	555,716
1,150	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn Ridge South Public Improvement District Project, Series 2017, 5.500%, 9/01/27, 144A	No Opt. Call	N/R	1,182,384
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
165	5.000%, 1/01/30	1/27 at 100.00	BBB+	194,575
1,800	5.000%, 1/01/31	1/27 at 100.00	BBB+	2,117,124
1,700	5.000%, 1/01/32	1/27 at 100.00	BBB+	1,995,239
985	5.000%, 1/01/33	1/27 at 100.00	BBB+	1,152,470
580	5.000%, 1/01/34	1/27 at 100.00	BBB+	676,860
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding Second Tier Series 2017B:
575	5.000%, 1/01/27	No Opt. Call	BBB-	665,706
390	5.000%, 1/01/28	1/27 at 100.00	BBB-	452,845
725	5.000%, 1/01/29	1/27 at 100.00	BBB-	839,985
700	5.000%, 1/01/30	1/27 at 100.00	BBB-	809,284
480	Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment Revenue Bonds, Whisper Valley Public Improvement District Improvement Area 1, Series 2019, 4.000%, 11/01/29, 144A	No Opt. Call	N/R	493,147
	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phase 1 Project, Series 2018:
545	4.125%, 9/01/23, 144A	No Opt. Call	N/R	552,919
1,090	4.625%, 9/01/28, 144A	No Opt. Call	N/R	1,127,921
	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phases 2-7 Major Improvement Project, Series 2018:
690	4.375%, 9/01/23, 144A	No Opt. Call	N/R	699,977
1,395	5.000%, 9/01/28, 144A	No Opt. Call	N/R	1,445,067
245	Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-3 Project, Series 2019, 4.125%, 9/01/39, 144A (WI/DD, Settling 10/03/19)	9/29 at 100.00	N/R	244,662
2,250	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014, 6.375%, 9/01/28	9/22 at 103.00	N/R	2,332,777
800	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 & 3 Major improvement Project, Series 2014, 6.750%, 9/01/24	9/22 at 103.00	N/R	812,336
300	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 Project, Series 2018, 5.125%, 9/01/28, 144A	No Opt. Call	N/R	308,655
305	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016, 4.200%, 9/01/27	9/26 at 100.00	N/R	310,859
205	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1B, Series 2018, 4.750%, 9/01/28, 144A	No Opt. Call	N/R	215,371

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Project, Series 2018:
$ 245	4.625%, 9/01/23	No Opt. Call	N/R	$249,454
375	5.000%, 9/01/28	No Opt. Call	N/R	393,765
550	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, Series 2015, 5.375%, 9/01/28	9/20 at 103.00	N/R	570,465
1,025	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 2-9 Major improvement Project, Series 2015, 5.500%, 9/01/24	9/22 at 103.00	N/R	1,053,116
1,290	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 1 Project, Series 2017, 5.750%, 9/01/32	9/27 at 100.00	N/R	1,347,392
520	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 2 Major Improvement Project, Series 2017, 6.125%, 9/01/32	9/27 at 100.00	N/R	547,066
	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 1 Project, Series 2016:
310	4.375%, 9/01/26, 144A	9/22 at 103.00	N/R	320,184
100	5.000%, 9/01/36, 144A	9/22 at 103.00	N/R	103,354
10,070	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/40	7/25 at 100.00	Baa1	11,505,277
780	City of Shenandoah, Montgomery County, Texas, Special Assessment Revenue Bonds, Metropark Public Improvement District, Series 2018, 5.000%, 9/01/28	No Opt. Call	N/R	801,856
700	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2016B, 5.000%, 8/15/26	No Opt. Call	BBB+	831,530
790	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016, 5.750%, 9/01/28	9/23 at 103.00	N/R	817,516
300	Comal County, Texas, Special Assessment Revenue Bonds, Crossings Public Improvement District, Series 2017, 4.000%, 9/01/27	No Opt. Call	N/R	308,367
1,103	Dallas County Schools, Texas, Public Property Finance Contructual Obligations, Series 2014, 5.000%, 6/01/22 (7)	No Opt. Call	B3	1,092,446
645	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H Wood Jr Public Charter District, Inspire Academies, Series 2013A, 5.250%, 8/15/23	No Opt. Call	BBB-	684,726
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A:
255	5.000%, 9/01/21	No Opt. Call	BBB-	268,505
230	5.000%, 9/01/22	No Opt. Call	BBB-	248,481
325	5.000%, 9/01/23	No Opt. Call	BBB-	359,431
305	5.000%, 9/01/24	No Opt. Call	BBB-	343,927
1,785	5.250%, 9/01/29	9/24 at 100.00	BBB-	2,029,206
	Fate, Rockwall County, Texas, Special Assessment Revenue Bonds, Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series 2019:
320	3.125%, 8/15/24, 144A	No Opt. Call	N/R	320,790
510	3.500%, 8/15/29, 144A	8/27 at 100.00	N/R	514,886
110	4.000%, 8/15/39, 144A	8/27 at 100.00	N/R	111,181

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 1,070	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Series 2014, 6.125%, 9/01/28	3/20 at 103.00	N/R	$1,107,386
11,080	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)	10/22 at 100.00	B3	11,326,087
785	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (AMT)	10/19 at 100.00	B3	789,459
	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvement District 2, Series 2017:
280	4.000%, 9/01/23	No Opt. Call	BBB-	301,286
295	4.000%, 9/01/24	No Opt. Call	BBB-	321,438
310	4.000%, 9/01/25	No Opt. Call	BBB-	340,715
335	4.000%, 9/01/27	No Opt. Call	BBB-	373,967
560	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase 13-16 Project, Refunding & Improvement Series 2017, 4.500%, 9/01/27	No Opt. Call	N/R	591,220
425	Hackberry, Texas, Special Assessment Revenue Bonds, Rivendale by the Lake Public Improvement District 2 Phases 4-6, Series 2017, 4.125%, 9/01/27	No Opt. Call	N/R	437,554
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men's Christian Association of the Greater Houston Area, Series 2013A:
915	5.000%, 6/01/23	No Opt. Call	Baa2	993,287
1,400	5.000%, 6/01/28	6/23 at 100.00	Baa2	1,507,884
2,565	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	BB	1,149,479
5,500	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (6)	5,657,960
	Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public Improvement District 5 Improvement Area 1 Project, Series 2019:
230	3.250%, 9/01/24, 144A	No Opt. Call	N/R	230,754
435	3.625%, 9/01/29, 144A	No Opt. Call	N/R	439,211
150	4.125%, 9/01/39, 144A	9/29 at 100.00	N/R	151,395
2,000	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 6.250%, 9/15/27	9/25 at 100.00	N/R	2,088,600
4,580	Hemphill County Hospital District, Texas, General Obligation Bonds, Series 2019, 5.250%, 2/01/32	2/29 at 100.00	N/R	4,970,079
1,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc - Terminal Improvement Project, Refunding Series 2011, 6.500%, 7/15/30 (AMT)	7/21 at 100.00	Ba3	1,345,775
5,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (AMT)	No Opt. Call	BB	5,106,400
9,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Airport Improvement Projects, Series 2018C, 5.000%, 7/15/28 (AMT)	No Opt. Call	BB	10,806,930
3,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Technical Operations Center Project, Series 2018, 5.000%, 7/15/28 (AMT)	No Opt. Call	BB	3,602,310

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2014:
$ 9,250	4.500%, 7/01/20 (AMT)	No Opt. Call	Ba3	$9,440,550
13,775	4.750%, 7/01/24 (AMT)	No Opt. Call	Ba3	14,979,348
3,250	Irving Hospital Authority, Texas, Hospital Revenue Bonds, Baylor Scott & White Medical Center-Irving, Series 2017A, 2.190%, 10/15/44 (Mandatory Put 11/14/19) (SIFMA reference rate + 1.10% spread) (5)	4/23 at 100.00	Baa2	3,281,362
1,000	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%, 8/15/25	No Opt. Call	A-	1,178,490
925	Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public Improvement District Improvement Area 1 Project, Series 2019, 4.125%, 9/01/29, 144A	No Opt. Call	N/R	951,039
425	Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public Improvement District 1 Improvement Area 1 Project, Series 2019, 4.250%, 9/01/29, 144A	No Opt. Call	N/R	431,673
	Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public Improvement District Area 1 Project, Series 2019:
255	3.500%, 9/15/24, 144A	No Opt. Call	N/R	254,536
375	3.750%, 9/15/29, 144A	No Opt. Call	N/R	374,378
305	Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public Improvement District Major Improvement Area Project, Series 2019, 4.375%, 9/15/29, 144A	No Opt. Call	N/R	304,506
1,375	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Southern Improvement Area Project, Series 2017, 4.125%, 9/01/28, 144A	9/26 at 100.00	N/R	1,398,416
600	Leander, Texas, Special Assessment Revenue Bonds, Oak Creek Public Improvement District, Series 2014, 5.375%, 9/01/28	10/19 at 103.00	N/R	608,928
565	Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe Public Improvement District 2 Phase 1-1A Project, Series 2017, 5.250%, 9/01/27, 144A	No Opt. Call	N/R	580,458
425	Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside Estates Public Improvement District 2 Project, Series 2017, 4.500%, 9/01/27, 144A	No Opt. Call	N/R	431,392
1,500	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2010B, 5.000%, 5/15/21	5/20 at 100.00	A	1,534,290
345	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Gregg Ranch Public Improvement District Major Improvement Area Project, Series 2019, 5.000%, 9/01/29, 144A	No Opt. Call	N/R	350,316
355	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Gregg Ranch Public Improvement District Neighborhood Improvement Area 1 Project, Series 2019, 4.500%, 9/01/29, 144A	No Opt. Call	N/R	360,503
5,850	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (AMT)	No Opt. Call	A	7,351,695
50	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1, 4.000%, 6/01/30	6/23 at 100.00	Baa1	53,545
500	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Public Improvement District Phase 1, Series 2015, 5.125%, 9/15/28	9/20 at 103.00	N/R	519,790

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma Public Improvement District Improvement Area 2 Project, Series 2019:
$ 270	3.500%, 9/15/24, 144A	No Opt. Call	N/R	$272,219
420	3.750%, 9/15/29, 144A	No Opt. Call	N/R	428,765
315	Mesquite Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Christian Care Centers Inc, Series 2014, 5.000%, 2/15/24	No Opt. Call	BB+	323,555
	Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public Improvement District Phase 1 Project, Series 2018:
290	4.375%, 9/01/23, 144A	No Opt. Call	N/R	294,985
290	4.750%, 9/01/28, 144A	No Opt. Call	N/R	301,394
325	5.125%, 9/01/28, 144A	No Opt. Call	N/R	334,568
	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District Project, Series 2019:
290	5.000%, 9/15/24, 144A	No Opt. Call	N/R	292,497
600	5.250%, 9/15/29, 144A	No Opt. Call	N/R	611,418
31,830	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	34,581,385
6,530	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, CarbonLITE Recycling, LLC Project, Series 2016, 6.500%, 12/01/33, 144A (AMT)	12/23 at 103.00	N/R	6,769,651
5,865	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 6.500%, 1/01/26, 144A (AMT) (7)	No Opt. Call	N/R	5,278,500
	Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds, Senior Lien Series 2018:
715	5.000%, 9/15/33	9/25 at 100.00	BBB-	813,842
1,590	5.000%, 9/15/35	9/25 at 100.00	BBB-	1,801,343
1,110	5.000%, 9/15/36	9/25 at 100.00	BBB-	1,255,266
1,745	5.000%, 9/15/37	9/25 at 100.00	BBB-	1,966,004
635	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2018A, 5.125%, 8/15/29, 144A	8/24 at 100.00	N/R	694,480
	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2019A:
505	3.375%, 8/15/29, 144A	8/24 at 100.00	N/R	510,191
80	5.000%, 8/15/39, 144A	8/24 at 100.00	N/R	85,032
1,290	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Compass Academy Charter School Inc, Series 2016A, 4.000%, 8/01/28, 144A	8/21 at 100.00	BB+	1,317,400
	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2017A:
380	3.625%, 8/15/22, 144A	8/21 at 100.00	BB	385,316
610	4.250%, 8/15/27, 144A	8/21 at 100.00	BB	624,189
1,805	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc Project, Series 2014, 5.000%, 1/01/24	No Opt. Call	N/R	1,892,019

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, LLC-Texas A&M University-Corpus Christi Project, Series 2014A:
$ 465	4.000%, 4/01/20	No Opt. Call	BBB-	$464,772
540	5.000%, 4/01/21	No Opt. Call	BBB-	546,529
655	5.000%, 4/01/23	No Opt. Call	BBB-	670,451
690	5.000%, 4/01/24	No Opt. Call	BBB-	708,485
300	5.000%, 4/01/25	4/24 at 100.00	BBB-	307,410
3,280	5.000%, 4/01/29	4/24 at 100.00	BBB-	3,332,972
355	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, LLC-Texas A&M University-Corpus Christi Project, Series 2016A, 5.000%, 4/01/36	4/26 at 100.00	B2	371,003
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - College Station I LLC - Texas A&M University Project, Series 2014A:
450	4.000%, 4/01/24 – AGM Insured	No Opt. Call	A2	491,202
2,250	5.000%, 4/01/29	4/24 at 100.00	BBB-	2,468,925
725	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Stephenville II, LLC - Tarleton State University Project, Series 2014A, 5.000%, 4/01/29	4/24 at 100.00	BBB-	795,542
430	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Stephenville III, LLC - Tarleton State University Project, Series 2015A, 5.000%, 4/01/24	No Opt. Call	BBB-	476,466
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A:
305	5.000%, 4/01/24	No Opt. Call	Baa3	325,612
2,345	5.000%, 4/01/29	4/24 at 100.00	Baa3	2,494,376
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A:
1,250	3.000%, 7/01/22	No Opt. Call	CCC	1,172,725
480	5.000%, 7/01/24	No Opt. Call	CCC	450,240
13,500	5.000%, 7/01/30	7/25 at 100.00	CCC	12,658,815
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015B:
2,800	4.125%, 7/01/20	No Opt. Call	CCC	2,722,132
2,140	4.375%, 7/01/21	No Opt. Call	CCC	2,036,595
1,350	4.625%, 7/01/22	No Opt. Call	CCC	1,256,485
1,000	Newark Higher Education Finance Corporation, Texas, Education Revenue Bonds, Austin Achieve Public Schools, Inc, Series 2017A, 5.000%, 6/15/32	6/22 at 100.00	N/R	1,042,780

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Newark Higher Education Finance Corporation, Texas, Education Revenue Bonds, Austin Achieve Public Schools, Inc, Series 2018:
$ 250	4.250%, 6/15/28	6/22 at 100.00	N/R	$257,585
500	5.000%, 6/15/33	6/22 at 100.00	N/R	520,730
160	Ponder, Texas, Special Assessment Revenue Bonds, Public Improvement District 1 Estates at Remington Park, Series 2017, 4.000%, 9/01/27	No Opt. Call	N/R	163,074
	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 1 Project, Series 2019:
280	3.750%, 9/01/24, 144A	No Opt. Call	N/R	279,247
540	4.000%, 9/01/29, 144A	No Opt. Call	N/R	538,234
585	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 2-6 Major Improvement Project, Series 2019, 5.000%, 9/01/29, 144A	No Opt. Call	N/R	583,163
1,970	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.000%, 2/01/29	2/24 at 100.00	Ba1	2,122,182
500	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc, Series 2012, 5.625%, 12/15/22 (7)	12/21 at 100.00	N/R	331,250
	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016:
175	4.900%, 9/15/24	3/24 at 102.00	N/R	172,456
400	5.375%, 9/15/30	3/24 at 102.00	N/R	403,568
	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Parkside Village Publifc improvement District Project, Series 2019:
360	3.250%, 9/15/24, 144A	No Opt. Call	N/R	359,831
530	3.625%, 9/15/29, 144A	No Opt. Call	N/R	530,546
615	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Publifc improvement District Improvement Area 1 Project, Series 2017, 4.250%, 9/15/28, 144A	9/27 at 100.00	N/R	637,078
900	Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Publifc improvement District Major Improvement Area Project, Series 2017, 4.750%, 9/15/28, 144A	9/27 at 100.00	N/R	949,878
	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007:
770	5.500%, 8/01/22	No Opt. Call	BBB+	846,908
450	5.500%, 8/01/27	No Opt. Call	BBB+	556,461
	San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special Assessment Revenue Bonds, San Marcos Trace Public Improvement District Series 2019:
1,005	4.500%, 9/01/24, 144A	No Opt. Call	N/R	1,037,602
1,270	5.000%, 9/01/29, 144A	9/28 at 100.00	N/R	1,351,648
3,270	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, Series 2017A, 6.000%, 11/15/27	5/27 at 100.00	N/R	3,756,707
5,250	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, TEMPS 50 Series 2017B-3, 3.875%, 11/15/22	10/19 at 100.00	N/R	5,253,412

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 6,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, TEMPS 65 Series 2017B-2, 4.500%, 11/15/23	11/19 at 100.00	N/R	$6,510,660
8,750	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, TEMPS 80 Series 2017B-1, 5.625%, 11/15/24	11/19 at 100.00	N/R	8,774,850
1,155	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Northwest Senior Housing-Edgemere Project, Series 2015A, 5.000%, 11/15/22	No Opt. Call	BB-	1,211,306
1,000	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2007, 5.500%, 11/15/22 (7)	10/19 at 100.00	D	700,000
1,845	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2015A, 5.000%, 11/15/25 (7)	No Opt. Call	D	1,291,500
4,665	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2015B-1, 4.500%, 11/15/21 (7)	10/19 at 100.00	D	3,265,500
460	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006B, 2.119%, 12/15/26 (3-Month LIBOR * 67% reference rate + 0.70% spread) (5)	No Opt. Call	A-	458,477
35,280	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006C, 2.869%, 12/15/26 (3-Month LIBOR * 67% reference rate + 1.45% spread) (5)	No Opt. Call	N/R	34,983,295
12,470	Texas State Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds, East Texas Pines Apartments, Custodial Receipts CR-021-2006, 5.800%, 10/01/46 (Mandatory Put 4/01/24), 144A (AMT)	4/24 at 100.00	N/R	13,678,343
725	Town Of Hickory Creek, Denton County, Texas, Special Assessment Revenue Bonds, Hickory Creek Public Improvement District, Series 2018, 5.125%, 9/01/28	No Opt. Call	N/R	747,656
	Travis County Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Longhorn Village Project, Refunding Series 2012A:
250	6.000%, 1/01/22 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	264,227
455	6.000%, 1/01/22	1/21 at 100.00	N/R	468,186
	Viridian Municipal Management District, Texas, Assessment Revenue Bonds, Series 2015:
269	4.000%, 12/01/21	No Opt. Call	N/R	277,958
549	4.000%, 12/01/27	12/24 at 100.00	N/R	565,794
2,060	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Utility Improvement Series 2018, 4.000%, 12/01/38 – AGM Insured	12/23 at 100.00	AA	2,153,833
675	Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds, Tessera on Lake Travis Public Improvement District Improvement Area #2 Project, Series 2018, 4.500%, 9/01/27	No Opt. Call	N/R	692,611

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015:
$ 2,375	5.500%, 9/01/25	No Opt. Call	N/R	$2,429,672
1,840	6.125%, 9/01/35	9/25 at 100.00	N/R	1,907,602
2,025	6.250%, 9/01/40	9/25 at 100.00	N/R	2,101,707
334,326	Total Texas			346,836,306
	Utah – 0.4%
2,100	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, 144A (AMT)	12/27 at 100.00	N/R	2,105,124
500	Utah Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A, 6.500%, 10/15/33	10/19 at 100.00	BB+	501,460
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Leadership Learning Academy Project, Series 2019A:
1,175	3.500%, 6/15/24, 144A (WI/DD, Settling 10/07/19)	No Opt. Call	N/R	1,175,963
1,660	5.000%, 6/15/29, 144A (WI/DD, Settling 10/07/19)	6/27 at 102.00	N/R	1,839,446
2,115	5.000%, 6/15/34, 144A (WI/DD, Settling 10/07/19)	6/27 at 102.00	N/R	2,306,238
2,500	Utah Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Refunding Series 2017A, 4.500%, 7/15/27, 144A	No Opt. Call	BB	2,630,200
500	Utah Charter School Finance Authority, Utah, Charter School Revenue Bonds, Spectrum Academy Project, Series 2015, 4.300%, 4/15/25, 144A	4/20 at 100.00	BB+	503,160
11,610	Utah Infrastructure Agency, Telecommunications and Franchise Tax Revenue, Series 2017A, 5.000%, 10/15/29	10/27 at 100.00	BBB-	12,906,489
22,160	Total Utah			23,968,080
	Vermont – 0.4%
2,190	Burlington, Vermont, Airport Revenue Bonds, Refunding Series 2012A, 4.000%, 7/01/28	7/22 at 100.00	Baa2	2,313,385
	Burlington, Vermont, Electric System Revenue Bonds, Series 2011A:
265	5.500%, 7/01/29 (Pre-refunded 7/01/21)	7/21 at 100.00	A3 (6)	283,587
315	5.625%, 7/01/30 (Pre-refunded 7/01/21)	7/21 at 100.00	A3 (6)	337,771
460	5.750%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	A3 (6)	494,242
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Champlain College Project, Series 2016A:
695	5.000%, 10/15/26	No Opt. Call	BBB	823,818
875	5.000%, 10/15/28	10/26 at 100.00	BBB	1,031,100
1,000	5.000%, 10/15/30	10/26 at 100.00	BBB	1,171,630
1,000	5.000%, 10/15/31	10/26 at 100.00	BBB	1,164,770
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Saint Michael's College Project, Series 2012:
170	5.000%, 10/01/24	10/22 at 100.00	BBB	184,491
555	5.000%, 10/01/25	10/22 at 100.00	BBB	601,776
805	5.000%, 10/01/27	10/22 at 100.00	BBB	870,213

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Vermont (continued)
$ 12,493	Vermont Student Assistance Corporation, Education Loan Revenue Bonds, LIBOR Floating Rate Notes Series 2012B, 5.127%, 12/03/35 (AMT) (3-Month LIBOR reference rate + 3.00% spread) (5)	No Opt. Call	AAA	$ 13,005,098
20,823	Total Vermont			22,281,881
	Virgin Islands – 0.9%
475	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	N/R	473,813
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C:
955	5.000%, 10/01/19	No Opt. Call	N/R	955,000
660	5.000%, 10/01/24	No Opt. Call	N/R	663,300
450	5.000%, 10/01/30	10/24 at 100.00	N/R	450,000
2,160	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A, 5.000%, 10/01/24	No Opt. Call	N/R	2,170,800
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A:
5,060	5.000%, 10/01/25	10/20 at 100.00	Caa2	5,078,975
2,710	5.000%, 10/01/29	10/20 at 100.00	Caa2	2,721,870
2,280	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24	No Opt. Call	Caa2	2,305,171
1,391	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	10/19 at 100.00	Caa2	1,393,615
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A:
355	5.000%, 10/01/27	10/22 at 100.00	Caa2	356,331
4,680	5.000%, 10/01/32	10/22 at 100.00	Caa2	4,697,550
500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39	10/19 at 100.00	Caa3	500,000
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B:
6,680	5.000%, 10/01/25	10/20 at 100.00	Caa3	6,680,000
275	5.250%, 10/01/29	10/20 at 100.00	Caa3	276,375
9,335	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22	10/19 at 100.00	Caa3	9,358,337
	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A:
2,000	6.625%, 10/01/29	10/19 at 100.00	Caa3	2,010,100
1,780	6.750%, 10/01/37	10/19 at 100.00	Caa3	1,784,628
5,555	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, BANS Series 2018B, 7.000%, 7/01/20, 144A	No Opt. Call	N/R	5,559,333
1,760	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2012A, 4.000%, 7/01/21	No Opt. Call	Caa2	1,706,549
3,610	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2003, 4.500%, 7/01/28 – AMBAC Insured	10/19 at 100.00	Caa2	3,614,512

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virgin Islands (continued)
$ 1,000	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	10/19 at 100.00	Caa3	$ 927,500
53,671	Total Virgin Islands			53,683,759
	Virginia – 0.4%
	Ballston Quarter Community Development Authority, Arlington County, Virginia, Revenue Bonds, Series 2016A:
1,000	5.000%, 3/01/26	No Opt. Call	N/R	1,051,590
2,000	5.125%, 3/01/31	3/27 at 100.00	N/R	2,143,060
2,730	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B, 5.000%, 11/01/29	11/24 at 100.00	N/R	2,558,938
895	Cherry Hill Community Development Authority, Virginia, Special Assesment Bonds, Potomac Shores Project, Series 2015, 4.500%, 3/01/25, 144A	No Opt. Call	N/R	927,739
960	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/20	No Opt. Call	A3	983,885
	Fredericksburg Economic Development Authority, Virginia, Revenue Bonds,Mary Washington Healthcare Obligated Group, Refunding Series 2014:
1,000	5.000%, 6/15/26	6/24 at 100.00	A3	1,154,910
2,000	5.000%, 6/15/27	6/24 at 100.00	A3	2,305,960
1,760	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 4.000%, 3/01/25, 144A	No Opt. Call	N/R	1,791,275
405	Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds, Fort Norfolk Retirement Community, Inc - Harbor's Edge Project, Refunding Series 2014, 4.000%, 1/01/24	No Opt. Call	N/R	427,648
2,790	Richmond Redevelopment and Housing Authority, Virginia, Multi-Family Housing Revenue Bonds, American Tobacco Apartments, Series 2017, 3.125%, 7/01/20, 144A	10/19 at 100.00	N/R	2,790,307
	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B:
1,480	5.000%, 7/01/23, 144A	No Opt. Call	Ba2	1,607,635
1,550	5.000%, 7/01/24, 144A	No Opt. Call	Ba2	1,712,874
1,635	5.000%, 7/01/25, 144A	No Opt. Call	Ba2	1,833,881
1,615	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds,Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A, 8.500%, 4/01/28, 144A	No Opt. Call	N/R	1,881,992
100	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/47 (AMT)	6/27 at 100.00	Baa3	115,745
345	Virginia Small Business Financing Authority, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48 (Mandatory Put 7/01/38), 144A (AMT)	7/23 at 100.00	B	368,257
22,265	Total Virginia			23,655,696
	Washington – 1.2%
1,140	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A, 4.250%, 12/01/25	No Opt. Call	N/R	1,188,507

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
$ 1,960	5.500%, 6/01/27 (AMT)	10/19 at 100.00	N/R	$1,963,234
1,500	5.600%, 6/01/37 (AMT)	10/19 at 100.00	N/R	1,501,935
	Port of Pasco, Washington, Airport and General Port Revenue Bonds, Series 2014A:
1,110	5.000%, 12/01/23 (AMT)	No Opt. Call	A-	1,247,840
1,165	5.000%, 12/01/24 (AMT)	6/24 at 100.00	A-	1,333,296
1,000	Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc Project, Series 2012, 5.000%, 4/01/30 (AMT)	4/23 at 100.00	BBB-	1,097,080
	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016:
3,975	5.000%, 12/01/29	12/26 at 100.00	Baa2	4,658,581
2,145	5.000%, 12/01/31	12/26 at 100.00	Baa2	2,488,114
265	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	10/19 at 100.00	N/R	266,256
440	Tukwila, Washington, Special Assessment Bonds, Local Improvement District 33 Series 2013, 4.500%, 1/15/23	1/20 at 100.00	BBB	443,410
12,495	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32, 144A (AMT)	1/28 at 100.00	N/R	12,863,727
1,190	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2018, 7.250%, 1/01/32, 144A (AMT)	1/28 at 100.00	N/R	1,205,161
6,085	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2019A, 7.500%, 1/01/32, 144A (AMT)	1/28 at 100.00	N/R	6,254,528
20,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Series 2013B, 2.490%, 1/01/35 (Mandatory Put 11/14/19) (SIFMA reference rate + 1.40% spread) (5)	7/24 at 100.00	BBB+	20,335,200
5,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Tender Option Bond Trust 2015-XF1017, 3.942%, 1/01/35, 144A (IF) (4)	7/24 at 100.00	BBB+	5,335,300
45	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	10/19 at 100.00	Baa1	45,076
1,000	Washington State Higher Education Facilities Authority Revenue Bonds, Whitworth University Project, Series 2012, 5.000%, 10/01/27	4/22 at 100.00	Baa1	1,072,410
735	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Bayview Manor Senior Project, Refunding Series 2016A, 4.000%, 7/01/26, 144A	7/24 at 102.00	N/R	773,176
1,350	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 6.000%, 7/01/25, 144A	No Opt. Call	N/R	1,465,668
100	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A, 6.000%, 10/01/22, 144A	No Opt. Call	N/R	105,316
1,000	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct, Refunding Series 2016A, 5.000%, 1/01/31, 144A	1/25 at 102.00	BB	1,132,850

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2013A:
$ 100	5.000%, 1/01/23 (ETM)	No Opt. Call	N/R (6)	$106,003
110	5.000%, 1/01/23, 144A	No Opt. Call	N/R	115,482
	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016:
2,910	5.000%, 7/01/31, 144A	7/26 at 100.00	N/R	3,210,603
2,000	5.000%, 7/01/36, 144A	7/26 at 100.00	N/R	2,175,040
	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, Series 2014A:
1,915	6.000%, 1/01/24, 144A	No Opt. Call	N/R	2,048,246
1,500	7.500%, 1/01/49, 144A	1/24 at 100.00	N/R	1,724,550
72,235	Total Washington			76,156,589
	West Virginia – 0.2%
	Glenville State College, West Virginia, Revenue Bonds, Refunding & Improvement Series 2017:
2,500	4.000%, 6/01/27	No Opt. Call	N/R	2,553,950
1,500	4.500%, 6/01/32	6/27 at 100.00	N/R	1,555,035
1,610	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc, Series 2013, 5.750%, 7/01/23	No Opt. Call	Ba3	1,695,395
1,340	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A, 4.500%, 6/01/27, 144A	No Opt. Call	N/R	1,423,375
	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell Huntington Hospital, Inc Project, Refunding & Improvement Series 2018A:
1,000	5.000%, 1/01/33	1/29 at 100.00	BBB+	1,221,220
1,180	5.000%, 1/01/34	1/29 at 100.00	BBB+	1,434,266
1,000	5.000%, 1/01/36	1/29 at 100.00	BBB+	1,202,740
4,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc, Series 2008, 6.750%, 10/01/43 (7)	10/19 at 100.00	N/R	2,520,000
14,130	Total West Virginia			13,605,981
	Wisconsin – 4.6%
390	Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A, 4.250%, 6/01/23	No Opt. Call	N/R	395,717
3,075	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32	12/27 at 100.00	N/R	3,124,692
	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2017:
300	5.000%, 11/15/31	11/26 at 100.00	A	360,519
190	5.000%, 11/15/33	11/26 at 100.00	A	226,624
135	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 4.250%, 2/01/26, 144A	No Opt. Call	N/R	140,700

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 1,000	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2017A, 4.250%, 6/15/29, 144A	6/24 at 100.00	N/R	$1,037,050
800	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A, 4.125%, 5/01/26, 144A	No Opt. Call	N/R	819,208
1,535	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 5.750%, 7/15/32	7/22 at 100.00	BBB-	1,658,460
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A:
7,875	4.100%, 6/15/26, 144A	No Opt. Call	N/R	7,877,284
3,010	5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	3,035,344
3,585	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Phoenix Academy Charter School, North Carolina, Series 2017A, 5.000%, 6/15/27, 144A	6/24 at 100.00	N/R	3,663,010
2,120	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Pine Lake Preparatory, North Carolina, Series 2015, 4.350%, 3/01/25, 144A	No Opt. Call	BB+	2,204,397
425	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A, 4.375%, 7/01/25, 144A	No Opt. Call	N/R	436,836
1,745	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A, 4.500%, 6/15/29, 144A	6/27 at 100.00	N/R	1,790,614
300	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc of North Carolina, Series 2012A, 5.500%, 10/01/22	No Opt. Call	Baa3	314,043
180	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc of North Carolina Project, Series 2014A, 4.125%, 10/01/24	10/22 at 100.00	Baa3	187,524
	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public Improvement District Project, Series 2017:
3,460	6.000%, 3/01/22, 144A	No Opt. Call	N/R	3,494,531
3,280	6.750%, 3/01/27, 144A	No Opt. Call	N/R	3,364,165
	Public Finance Authority of Wisconsin, Education Revenue Bonds, North Carolina Leadership Academy, Series 2019A:
355	4.000%, 6/15/29, 144A	6/26 at 100.00	N/R	371,561
440	5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	470,558
250	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Capitol Encore Academy, Series 2019A, 4.750%, 6/01/29, 144A	6/27 at 102.00	N/R	250,948
495	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2016A, 4.250%, 8/01/26, 144A	No Opt. Call	N/R	512,186
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, The ASK Academy Project, Series 2015A:
670	5.250%, 2/01/25	No Opt. Call	N/R	688,425
1,380	5.750%, 2/01/35	2/25 at 100.00	N/R	1,408,400
6,780	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (AMT)	11/24 at 100.00	N/R	7,500,443
1,210	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)	8/26 at 100.00	N/R	1,260,626

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Healthcare Facility Expansion Revenue Bonds, Church Homes of Hartford Inc Project, Refunding Series 2015A:
$ 200	4.000%, 9/01/20, 144A	No Opt. Call	BB	$203,054
1,250	5.000%, 9/01/25, 144A	No Opt. Call	BB	1,417,100
40,265	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A, 6.250%, 8/01/27, 144A	No Opt. Call	N/R	46,039,806
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
18,700	5.000%, 12/01/27, 144A	No Opt. Call	N/R	21,143,716
14,885	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	17,867,359
1,700	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A, 6.250%, 10/01/31, 144A	10/27 at 100.00	N/R	1,889,091
7,500	Public Finance Authority of Wisconsin, Revenue Bonds, Denver international Airport Great Hall Project, Series 2017, 5.000%, 9/30/37 (AMT)	9/27 at 100.00	BBB-	7,731,375
4,655	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc, Series 2017A, 5.000%, 12/01/27	No Opt. Call	BBB-	5,157,181
15,330	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A, 6.625%, 7/01/28, 144A	No Opt. Call	N/R	16,955,900
2,345	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.000%, 4/01/25	No Opt. Call	BB	2,509,853
4,400	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Refunding Series 2017A, 4.250%, 6/01/27	6/23 at 104.00	N/R	4,586,736
5,465	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Series 2017B, 4.125%, 6/01/24	6/23 at 104.00	N/R	5,573,316
2,650	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (AMT)	No Opt. Call	BBB+	2,784,673
	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary's Woods at Marylhurst Inc, Series 2017A:
1,910	5.000%, 5/15/26, 144A	5/25 at 102.00	BB	2,207,349
1,215	5.000%, 5/15/31, 144A	5/25 at 102.00	BB	1,379,985
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1:
21,920	6.125%, 1/01/33, 144A	1/28 at 100.00	N/R	23,283,643
9,515	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	10,057,355
	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing Foundation - Cullowhee LLC - Western California University Project, Series 2015A:
140	5.000%, 7/01/22	No Opt. Call	BBB-	149,771
540	5.000%, 7/01/23	No Opt. Call	BBB-	589,000
17,930	Public Finance Authority of Wisconsin, Taxable Revenue Bonds, Vonore Fiber Products Sustainable Packaging Project, Green Bonds, Series 2019, 0.000%, 6/01/29, 144A	7/22 at 100.00	N/R	18,041,704
25,000	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine - COCA Escrow Fund, Taxable Series 2019, 1.792%, 12/01/26, 144A	12/25 at 100.00	N/R	14,160,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Refunding Series 2017:
$ 1,530	3.500%, 8/01/22	No Opt. Call	N/R	$1,548,666
3,815	5.000%, 8/01/27	8/24 at 103.00	N/R	4,236,367
4,015	5.000%, 8/01/32	8/24 at 103.00	N/R	4,397,308
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Clement Manor, Inc, Series 2019:
1,000	4.250%, 8/01/34	8/26 at 103.00	N/R	994,510
2,300	4.500%, 8/01/39	8/26 at 103.00	N/R	2,299,862
1,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project Series 2014, 4.250%, 10/01/24	10/22 at 102.00	N/R	1,600,035
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014:
1,485	5.000%, 5/01/24	No Opt. Call	BBB+	1,679,832
350	5.000%, 5/01/25	5/24 at 100.00	BBB+	394,923
800	5.000%, 5/01/26	5/24 at 100.00	BBB+	901,664
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc, Series 2014:
645	5.000%, 5/01/23	No Opt. Call	N/R	690,789
1,250	5.000%, 5/01/26	5/24 at 100.00	N/R	1,354,175
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc, Series 2014A:
385	5.000%, 7/01/25	7/24 at 100.00	A	443,235
670	5.000%, 7/01/26	7/24 at 100.00	A	770,734
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc, Series 2015B:
100	4.000%, 9/15/22	No Opt. Call	BBB-	104,913
100	4.000%, 9/15/23	9/22 at 100.00	BBB-	104,738
100	4.000%, 9/15/24	9/22 at 100.00	BBB-	104,388
100	4.000%, 9/15/25	9/22 at 100.00	BBB-	104,214
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013:
200	5.000%, 8/15/21	No Opt. Call	A	214,428
200	5.000%, 8/15/22	No Opt. Call	A	221,728
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Vernon Memorial Healthcare Inc, Series 2014:
945	5.000%, 3/01/24	No Opt. Call	BB	1,012,983
525	5.000%, 3/01/25	3/24 at 100.00	BB	561,860
820	5.000%, 3/01/26	3/24 at 100.00	BB	877,031
1,095	5.000%, 3/01/27	3/24 at 100.00	BB	1,169,219
1,130	5.000%, 3/01/28	3/24 at 100.00	BB	1,204,682

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 4,020	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%, 12/01/29	12/22 at 102.00	N/R	$ 4,368,454
271,580	Total Wisconsin			281,682,570
	Wyoming – 0.1%
	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A:
1,230	5.000%, 9/01/23	No Opt. Call	BB+	1,339,544
1,045	5.000%, 9/01/24	9/23 at 100.00	BB+	1,134,003
1,360	5.000%, 9/01/25	9/23 at 100.00	BB+	1,480,496
1,310	5.000%, 9/01/30	9/23 at 100.00	BB+	1,411,446
1,100	Wyoming Community Development Authority, Student Housing Revenue Bonds, CHF-Wyoming, LLC - University of Wyoming Project, Series 2011, 6.250%, 7/01/31	7/21 at 100.00	Baa3	1,160,720
6,045	Total Wyoming			6,526,209
$ 5,974,773	Total Municipal Bonds (cost $5,867,328,647)			6,138,358,918

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 1.2%
	Commercial Services & Supplies – 0.0%
$ 1,003	EWM P1 LLC (cash 13.750%, PIK 1.250%) (7), (9)	15.000%	9/01/28	N/R	$597,402
513	EWM P1 LLC (7), (9)	15.000%	9/01/28	N/R	253,547
1,516	Total Commercial Services & Supplies				850,949
	Electric Utilities – 0.1%
2,875	Talen Energy Supply LLC	6.500%	6/01/25	B3	2,185,000
3,240	Talen Energy Supply LLC	7.250%	5/15/27	Ba3	3,292,812
700	Talen Energy Supply LLC	6.625%	1/15/28	Ba3	687,750
6,815	Total Electric Utilities				6,165,562
	Metals & Mining – 0.6%
3,955	AK Steel Corporation	7.625%	10/01/21	B-	3,895,675
6,600	AK Steel Corporation	7.500%	7/15/23	B1	6,633,000
11,635	AK Steel Corporation	6.375%	10/15/25	B-	9,918,837
23,335	AK Steel Corporation	7.000%	3/15/27	B-	19,980,594
45,525	Total Metals & Mining				40,428,106
	Real Estate Management & Development – 0.5%
2,300	Zilkha Biomass Selma LLC	5.000%	8/01/28	N/R	2,444,954
25,300	Zilkha Biomass Selma LLC	10.000%	8/01/38	N/R	27,398,505
27,600	Total Real Estate Management & Development				29,843,459
$ 81,456	Total Corporate Bonds (cost $75,743,687)				77,288,076
	Total Long-Term Investments (cost $5,943,072,334)				6,215,646,994

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.3%
	MUNICIPAL BONDS – 0.3%
	Iowa – 0.0%
$ 975	Cedar Rapids, Iowa, Hospital Reveenue Bonds, Mercy Medical Center Project, Variable Rate Demand Obligations, Series 2003 ARCs, 2.854%, 8/15/32 – AMBAC Insured (Mandatory Put 12/13/19) (10)	No Opt. Call	A-	$ 975,000
	Missouri – 0.3%
15,710	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Variable Rate Demand Obligations, SSM Health Care, Series 2019, 1.530%, 6/01/45 (Mandatory Put 11/14/19), 144A (10)	12/20 at 100.00	N/R	15,710,000
$ 16,685	Total Short-Term Investments (cost $16,685,000)			16,685,000
	Total Investments (cost $5,959,757,334) – 100.9%			6,232,331,994
	Floating Rate Obligations – (2.0)%			(126,145,000)
	Other Assets Less Liabilities – 1.1% (11)			68,869,414
	Net Assets – 100%			$ 6,175,056,408

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	Short	(2,052)	12/19	$(246,154,873)	$(244,492,595)	$1,662,278	$96,188
U.S. Treasury 10-Year Note	Short	(1,482)	12/19	(195,465,871)	(193,123,125)	2,342,746	115,781
Total				$(441,620,744)	$(437,615,720)	$4,005,024	$211,969

Total receivable for variation margin on futures contracts	$211,969
Total payable for variation margin on futures contracts	$( —)

Credit Default Swaps - OTC Uncleared
Counterparty	Referenced Entity	Buy/Sell Protection (12)	Current Credit Spread (13)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.	City of Chicago	Sell	1.31%	$10,000,000	1.000%	Quarterly	6/21/21	$(50,014)	$(404,308)	$354,294
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 3 - Investment Valuation and Fair Value Measurements for more information.
(10)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
(12)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(13)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA	Securities Industry and Financial Market Association
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives. Inverse Floating Rate Securities for more information.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Strategic Municipal Opportunities Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TEM INVESTMENTS – 100.5%
	MUNICIPAL BONDS – 100.4%
	Alabama – 1.9%
$ 2,000	Alabama Federal Aid Highway Finance Authority, Special Obligation Revenue Bonds, Series 2017A, 5.000%, 6/01/37	9/27 at 100.00	Aa1	$2,458,780
1,110	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016, 4.000%, 7/01/46 (Mandatory Put 6/01/21)	No Opt. Call	Aa2	1,153,057
250	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	267,715
2,760	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Fixed Rate Series 2018A, 4.000%, 4/01/49 (Mandatory Put 4/01/24)	No Opt. Call	A3	2,988,224
1,995	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	5/24 at 100.29	A3	2,172,236
8,115	Total Alabama			9,040,012
	Arizona – 1.1%
100	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Southwest Las Vegas Nevada Campus, Series 2018, 5.250%, 7/01/22, 144A	10/19 at 101.00	N/R	100,407
40	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence Projects, Series 2017A, 5.250%, 7/01/47, 144A	7/22 at 101.00	N/R	41,338
1,000	Arizona State, State Lottery Revenue Bonds, Refunding Series 2019, 5.000%, 7/01/28 (WI/DD, Settling 10/03/19)	No Opt. Call	Aa3	1,286,280
510	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	528,783
1,880	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	No Opt. Call	A+	2,158,259
725	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/36	9/28 at 100.00	A2	881,274
100	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools East Mesa and Cadence, Nevada Campuses, Series 2017A, 4.000%, 7/01/22, 144A	10/19 at 101.00	N/R	100,064
100	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	101,616
100	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%, 7/01/36	7/26 at 100.00	BB-	95,151
25	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019, 5.125%, 7/01/39	7/25 at 100.00	N/R	25,265
4,580	Total Arizona			5,318,437

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arkansas – 0.7%
$ 3,000	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	B	$ 3,228,540
	California – 23.4%
	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Election 2014 Series 2019C:
1,000	3.000%, 8/01/35	8/27 at 100.00	AA	1,054,870
1,500	3.000%, 8/01/36	8/27 at 100.00	AA	1,578,420
1,500	3.000%, 8/01/37	8/27 at 100.00	AA	1,572,960
1,000	3.000%, 8/01/38	8/27 at 100.00	AA	1,044,650
1,000	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.250%, 3/01/36	3/26 at 100.00	Ba3	1,104,390
2,585	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/38	4/27 at 100.00	A1	2,899,052
2,650	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A	4/29 at 100.00	N/R	2,957,479
2,360	California Educational Facilities Authority, Revenue Bonds, Mount Saint Mary's University, Green Series 2018A, 5.000%, 10/01/46	10/28 at 100.00	A	2,849,511
1,000	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Refunding Series 2016, 5.000%, 10/01/49	4/26 at 100.00	Aa3	1,177,500
4,100	California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical Center, Series 2019, 4.000%, 11/15/45	11/29 at 100.00	A+	4,633,205
100	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project Pinewood & Oakwood Schools, Series 2016B, 4.000%, 11/01/36, 144A	11/26 at 100.00	N/R	103,809
1,000	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A, 5.000%, 7/01/25	No Opt. Call	BBB-	1,181,040
2,395	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 5.000%, 12/31/43 (AMT)	6/28 at 100.00	BBB+	2,842,673
840	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A	1/29 at 100.00	Baa3	1,018,576
400	California Public Finance Authority, Charter School Lease Revenue Bonds, Laverne Elementary Preparatory Academy Project, Series 2019A, 5.000%, 6/15/49, 144A	6/23 at 100.00	N/R	411,672
300	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/31, 144A	6/25 at 100.00	N/R	324,528
500	California School Finance Authority, Educational Facility Revenue Bonds, River Springs Charter School Project, Series 2017A, 5.000%, 7/01/47, 144A	7/27 at 100.00	Ba1	545,870
	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Refunding Series 2019B:
1,000	5.000%, 5/01/31 (WI/DD, Settling 10/01/19)	No Opt. Call	A+	1,340,390
1,000	5.000%, 5/01/32 (WI/DD, Settling 10/01/19)	No Opt. Call	A+	1,359,960
2,500	California State University, Systemwide Revenue Bonds, Series 2018A, 5.000%, 11/01/48	11/28 at 100.00	AA-	3,093,575
	California State, General Obligation Bonds, Refunding Various Purpose Series 2019:
3,000	5.000%, 10/01/32	10/29 at 100.00	AA-	3,906,720
1,925	3.000%, 10/01/35	10/29 at 100.00	AA-	2,039,711

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 870	California Statewide Community Development Authority, Certificates of Participation, Methodist Hospital of Southern California, Series 2018, 5.000%, 1/01/24	No Opt. Call	BBB+	$986,928
500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39	10/19 at 100.00	CC	499,965
	Chaffey Community College District, San Bernardino County, California, General Obligation Bonds, Election 2018 Series 2019A:
6,415	3.000%, 6/01/36	6/28 at 100.00	AA	6,718,686
4,000	3.000%, 6/01/37	6/28 at 100.00	AA	4,174,480
1,000	Compton, California, Sewer Revenue Bonds, Series 2009, 6.000%, 9/01/39	10/19 at 100.00	N/R	1,001,760
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1:
1,500	5.000%, 6/01/35	6/28 at 100.00	BBB	1,778,880
1,000	5.250%, 6/01/47	6/22 at 100.00	N/R	1,030,210
12,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	10/19 at 20.06	CCC+	2,123,250
1,360	Irvine Ranch Water District, California, Certificates of Participation, Series 2016, 5.250%, 2/01/41	8/26 at 100.00	AAA	1,664,381
1,500	Lammersville Schools Finance Authority, California, Lease Revenue Bonds, Cordes Elementary School, Series 2019, 3.000%, 10/01/49 – BAM Insured	10/27 at 100.00	A2	1,509,945
3,500	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2019F, 3.000%, 8/01/47	8/29 at 100.00	AA-	3,580,045
3,330	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series 2019A, 5.000%, 7/01/44	7/28 at 100.00	Aa2	4,135,993
3,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A, 5.000%, 7/01/47 (UB) (4)	1/27 at 100.00	AA	3,599,460
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018D:
2,500	5.000%, 7/01/43	7/28 at 100.00	AA	3,088,400
1,500	5.000%, 7/01/48	7/28 at 100.00	AA	1,842,225
1,500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2019A, 5.250%, 7/01/49	1/29 at 100.00	AA	1,893,375
	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2018B-1:
2,000	5.000%, 7/01/34 – BAM Insured	1/28 at 100.00	Aa3	2,507,580
2,500	5.000%, 7/01/38	1/28 at 100.00	Aa3	3,087,025
2,500	5.250%, 7/01/42	1/28 at 100.00	Aa3	3,109,525
1,205	Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Series 2018A, 5.000%, 6/01/43	6/28 at 100.00	AA	1,491,742
5,000	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Election 2012, Series 2019A, 3.000%, 8/01/40 – AGM Insured	8/27 at 100.00	A1	5,111,300
1,040	Sacramento County, California, Airport System Revenue Bonds, Refunding Senior Series 2018C, 5.000%, 7/01/37 (AMT)	7/28 at 100.00	A2	1,267,521
875	Sacramento, California, Wastewater Revenue Bonds, Series 2019, 5.000%, 9/01/39	9/29 at 100.00	AA	1,123,167

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 2,500	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017A, 5.000%, 5/01/42 (AMT)	5/27 at 100.00	A+	$2,953,500
7,435	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A, 5.000%, 5/01/44 (AMT)	5/29 at 100.00	A+	9,051,518
3,770	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/43, 144A	8/21 at 33.74	N/R	1,188,606
1,000	San Rafael Elementary School District, Marin County, California, General Obligation Bonds, Series 2005C, 0.000%, 8/01/30 – NPFG Insured	No Opt. Call	Baa2	794,340
109,455	Total California			110,354,368
	Colorado – 6.0%
1,700	Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A, 6.500%, 12/01/47	12/22 at 103.00	N/R	1,782,263
400	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017, 5.375%, 10/01/37	10/27 at 100.00	N/R	413,516
2,940	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43	11/29 at 100.00	AA	3,286,185
1,525	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	1,652,002
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A, 5.750%, 12/01/35, 144A	12/25 at 100.00	N/R	530,520
2,315	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2018N, 5.000%, 3/15/38	3/28 at 100.00	AA-	2,842,542
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
1,000	5.000%, 12/01/26 (AMT)	No Opt. Call	A	1,213,900
1,000	5.000%, 12/01/34 (AMT)	12/28 at 100.00	A	1,228,700
3,000	5.000%, 12/01/35 (AMT)	12/28 at 100.00	A	3,675,690
970	Flying Horse Metropolitan District 3, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2019, 6.000%, 12/01/49, 144A	9/24 at 103.00	N/R	986,170
1,050	Independence Metropolitan District 3, Elbert County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49	6/24 at 103.00	N/R	1,101,293
1,000	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A, 5.250%, 12/01/47	12/23 at 103.00	N/R	1,066,890
500	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/39	9/24 at 103.00	N/R	531,175
100	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44	12/20 at 100.00	N/R	101,109
500	Littleton Village Metropolitan District No 2, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45	12/20 at 103.00	N/R	520,400
500	Palisade Park West Metropolitan District, Broomfield County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax, Series 2019A, 5.125%, 12/01/49	6/24 at 103.00	N/R	510,445
1,305	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30, 144A	12/22 at 100.00	N/R	1,355,216

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,865	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Series 2016A, 5.000%, 11/01/46	11/26 at 100.00	Aa2	$2,224,255
495	Sorrel Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.750%, 12/01/36	10/19 at 100.00	N/R	486,342
500	Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/39	9/24 at 103.00	N/R	522,215
1,500	Velocity Metropolitan District No 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019, 5.375%, 12/01/39	12/23 at 103.00	N/R	1,602,030
500	Windsor Highlands Metropolitan District 9, Windsor, Larimer County, Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/39	9/24 at 103.00	N/R	518,830
25,165	Total Colorado			28,151,688
	Connecticut – 0.3%
200	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc, Series 2004, 7.950%, 4/01/26 (AMT)	10/19 at 100.00	Caa1	199,700
100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc Project, Series 2016A, 5.000%, 9/01/46, 144A	9/26 at 100.00	BB	109,138
1,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017, 5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	1,130,310
1,300	Total Connecticut			1,439,148
	Delaware – 0.0%
35	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation - Dover LLC Delaware State University Project, Series 2018A, 5.000%, 7/01/48	1/28 at 100.00	BB+	38,678
	District of Columbia – 0.1%
125	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	143,085
415	Metropolitan Washington DC Airports Authority, District of Columbia, Airport System Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/26 (AMT)	No Opt. Call	AA-	506,653
540	Total District of Columbia			649,738
	Florida – 6.8%
3,000	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Shands Healthcare Project, Series 2007A, 2.302%, 12/01/37 (3-Month LIBOR * 67% reference rate + 0.87% spread) (5)	10/19 at 100.00	A3	2,895,660
345	Bay Laurel Center Community Development District, Marion County, Florida, Special Assessment Bonds, Refunding Indigo Series 2016, 4.125%, 5/01/31	5/27 at 100.00	N/R	355,122
1,000	Beaumont Community Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1, 5.625%, 11/01/49, 144A	11/29 at 100.00	N/R	1,070,650
240	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc Project, Series 2015, 5.750%, 7/01/30, 144A	7/25 at 100.00	N/R	265,510
1,000	Capital Trust Agency, Educational Facilities Revenue Bonds, Florida, Pineapple Cove Classical Academy, Series 2019A, 5.250%, 7/01/49, 144A	1/29 at 100.00	N/R	1,054,600
100	Capital Trust Agency, Educational Facilities Revenue Bonds, The Florida Charter Educational Foundation, Inc Projects, Series 2018A, 5.375%, 6/15/48, 144A	6/28 at 100.00	N/R	110,480

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 50	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018, 6.100%, 8/15/38, 144A	8/28 at 100.00	N/R	$52,545
2,160	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A	6/28 at 100.00	N/R	2,367,619
100	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A, 4.375%, 6/15/27, 144A	No Opt. Call	N/R	104,661
500	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A, 5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	528,815
100	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A, 5.000%, 10/15/47, 144A	10/27 at 100.00	Ba2	106,248
500	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%, 10/01/49, 144A (AMT)	10/27 at 100.00	N/R	546,220
150	Copperspring Community Development District, Pasco County, Florida, Special Assessment Bonds, Series 2019, 4.000%, 12/15/39	12/29 at 100.00	N/R	152,766
1,000	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Assessment Area One, Series 2018A, 5.100%, 5/01/48, 144A	5/28 at 100.00	N/R	1,054,940
100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc Projects, Series 2016A, 4.750%, 7/15/36, 144A	7/26 at 100.00	N/R	102,381
500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2012A, 6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	514,775
1,510	Florida Development Finance Corporation, Florida, Solid Waste Disposal Revenue Bonds, Waste Pro USA, Inc Project, Series 2019, 5.000%, 5/01/29, 144A (AMT)	5/22 at 105.00	N/R	1,668,052
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
1,800	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	No Opt. Call	N/R	1,678,500
1,800	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	1/25 at 105.00	N/R	1,674,000
2,800	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	1/25 at 105.00	N/R	2,604,000
500	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Three, Series 2019A-1, 5.250%, 11/01/39, 144A	11/29 at 100.00	N/R	529,270
2,000	Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A, 5.250%, 10/01/42	10/27 at 100.00	A3	2,435,240
4,000	JEA, Florida, Electric System Revenue Bonds, Subordinate Lien Series 2013C, 5.000%, 10/01/37	10/22 at 100.00	A3	4,392,080
180	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Ranch South Project, Series 2016, 5.000%, 5/01/36	5/26 at 100.00	N/R	191,376
1,000	Magic Place Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2019, 4.500%, 5/01/51	5/30 at 100.00	N/R	993,290
1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 4.200%, 12/15/25, 144A (AMT)	6/20 at 100.00	Baa2	1,014,630
100	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017, 5.875%, 7/01/37, 144A	7/27 at 100.00	N/R	103,477
145	Mirada Community Development District, Pasco County, Florida, Bond Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24	11/20 at 100.00	N/R	144,787

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 160	North Park Isle Community Development District, Plant City, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019, 4.500%, 5/01/40	5/29 at 100.00	N/R	$162,611
100	Pinellas County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc, Project, Series 2019, 5.000%, 7/01/29	No Opt. Call	N/R	119,947
1,090	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperatice, Inc Project, Refunding Series 2018B, 5.000%, 3/15/42	5/28 at 100.00	A-	1,301,253
200	Rhodine Road North Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019, 4.750%, 5/01/50	5/29 at 100.00	N/R	204,788
500	Spencer Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019, 5.250%, 5/01/49	5/29 at 100.00	N/R	529,705
500	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3B Project, Series 2019, 4.625%, 5/01/50	5/30 at 100.00	N/R	510,905
	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019A:
100	4.625%, 5/01/39	5/29 at 100.00	N/R	102,211
200	4.750%, 5/01/50	5/29 at 100.00	N/R	203,382
100	Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Series 2019, 4.625%, 5/01/39	5/29 at 100.00	N/R	102,566
30,630	Total Florida			31,949,062
	Georgia – 2.4%
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
1,500	6.750%, 1/01/35	1/28 at 100.00	N/R	1,611,495
500	7.000%, 1/01/40	1/28 at 100.00	N/R	537,985
1,000	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/39 (AMT)	7/29 at 100.00	AA-	1,125,360
200	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A, 5.000%, 1/01/36	7/28 at 100.00	BBB+	239,108
500	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019A, 5.000%, 5/15/43	5/29 at 100.00	A3	594,310
1,500	Municipal Electric Authority of Georgia, General Resolution Projects Subordinated Bonds, Series 20188HH, 5.000%, 1/01/29	1/28 at 100.00	A-	1,847,505
1,500	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2016A, 5.000%, 1/01/28	7/26 at 100.00	BBB+	1,781,625
3,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	A3	3,381,150
9,700	Total Georgia			11,118,538
	Guam – 0.5%
1,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/27	11/25 at 100.00	BB	1,149,200
1,100	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	BB	1,159,147
100	Guam Government, General Obligation Bonds, Series 2019, 5.000%, 11/15/31 (AMT)	5/29 at 100.00	BB-	117,580
2,200	Total Guam			2,425,927

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho – 0.3%
$ 1,000	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2018A, 5.000%, 3/01/36	9/28 at 100.00	A-	$ 1,200,150
	Illinois – 0.9%
500	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2019, 5.250%, 3/01/41	3/28 at 100.00	N/R	525,650
1,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	1,200,530
100	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	101,634
485	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A, 5.750%, 12/01/35, 144A	12/25 at 100.00	N/R	516,748
250	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A, 5.000%, 10/01/46 (UB) (4)	10/25 at 100.00	AA-	289,423
1,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	BBB-	1,078,190
430	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39	1/26 at 100.00	N/R	436,183
3,765	Total Illinois			4,148,358
	Indiana – 2.9%
100	Allen County, Indiana, Economic Development Revenue Bonds, Fort Wayne Project, Senior Series 2017A-1, 6.875%, 1/15/52, 144A	1/24 at 104.00	N/R	109,888
15	Chesterton, Indiana, Economic Development Revenue Bonds, Storypoint Chesterton Project, Series 2016, 6.125%, 1/15/34, 144A	1/24 at 104.00	N/R	16,314
1,000	Gary, Indiana, Revenue Anticipation Notes, Series 2019, 5.000%, 2/25/20	No Opt. Call	N/R	994,180
2,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose Hulman Institute Of Technology Project, Series 2018, 4.000%, 6/01/44	12/28 at 100.00	A1	2,170,480
1,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014, 5.000%, 10/01/39	10/24 at 100.00	A3	1,121,390
110	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B3	113,844
560	Indiana Finance Authority, Hospital Revenue Bonds, King's Daughters' Hospital and Health Services, Series 2010, 5.125%, 8/15/27	8/20 at 100.00	Baa2	575,994
2,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/40	10/24 at 100.00	A+	2,294,480
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Community Justice Campus Bonds, Courthouse & Jail Project, Series 2019A, 5.000%, 2/01/49	2/29 at 100.00	Aa1	6,157,700
11,785	Total Indiana			13,554,270
	Iowa – 0.6%
1,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health, Series 2016E, 4.000%, 8/15/46	2/26 at 100.00	A1	1,063,630
235	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	12/20 at 103.00	B-	238,431

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
$ 1,250	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/25 at 103.00	B+	$ 1,338,337
2,485	Total Iowa			2,640,398
	Kentucky – 1.3%
2,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011, 5.000%, 8/15/42	8/21 at 100.00	Baa1	2,100,180
1,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 7/01/30	7/25 at 100.00	Baa2	1,143,120
2,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 119, Series 2018, 5.000%, 5/01/27	No Opt. Call	A-	2,435,300
315	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 2.550%, 11/01/27 (Mandatory Put 5/03/21) (AMT)	No Opt. Call	A	320,512
5,315	Total Kentucky			5,999,112
	Louisiana – 0.2%
280	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A	11/28 at 100.00	N/R	286,152
500	Louisiana Public Facilities Authority, Revenue Bonds, Young Audiences Charter School, Series 2019A, 5.000%, 4/01/57, 144A	4/27 at 100.00	N/R	514,475
780	Total Louisiana			800,627
	Maryland – 0.8%
500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31 (6)	10/19 at 100.00	N/R	316,875
1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31 (6)	10/19 at 100.00	N/R	633,750
2,555	Maryland Stadium Authority, Lease Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2016, 5.000%, 5/01/41	5/26 at 100.00	AA-	3,003,735
4,055	Total Maryland			3,954,360
	Massachusetts – 1.5%
	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017:
165	5.000%, 10/01/47, 144A	10/22 at 105.00	BB+	181,989
1,000	5.000%, 10/01/57, 144A	10/22 at 105.00	BB+	1,099,890
185	Massachusetts Development Finance Agency, Revenue Bonds, Beth Israel Lahey Health Issue, Series 2019K, 5.000%, 7/01/31	7/29 at 100.00	A3	233,529
1,500	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2016A, 5.000%, 1/01/47	1/27 at 100.00	Baa2	1,724,130
2,000	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A, 5.000%, 10/01/43	10/26 at 100.00	Baa2	2,287,020
1,375	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A, 5.000%, 7/01/44	1/29 at 100.00	BBB+	1,638,010
6,225	Total Massachusetts			7,164,568

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan – 1.5%
$ 1,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured	No Opt. Call	AA	$1,260,060
4,165	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2019A, 4.000%, 2/15/47	8/29 at 100.00	A1	4,579,626
1,000	Michigan Finance Authority, Senior Lien Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Series 2018, 5.000%, 11/01/43	11/28 at 100.00	Aa3	1,216,090
6,165	Total Michigan			7,055,776
	Minnesota – 2.1%
495	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	525,017
1,400	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A, 5.750%, 7/01/46	7/25 at 100.00	N/R	1,504,482
50	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A, 5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	50,868
3,000	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 6.125%, 7/01/48	7/23 at 100.00	BB+	3,251,070
2,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A, 5.000%, 11/15/44	11/25 at 100.00	A2	2,316,620
1,135	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016, 5.000%, 12/01/40	12/25 at 100.00	Baa1	1,265,026
30	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/46	4/26 at 100.00	N/R	20,320
1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.750%, 7/01/47, 144A	7/26 at 100.00	N/R	1,084,070
9,110	Total Minnesota			10,017,473
	Mississippi – 0.5%
1,000	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King Edward Mixed-Use Project, Refunding Series 2019A, 4.250%, 10/15/49 (Mandatory Put 10/15/39), 144A	10/26 at 100.00	N/R	996,400
1,140	University of Mississippi Educational Building Corporation, Revenue Bonds, Facilities Refinancing Project, Series 2019A, 3.000%, 10/01/34 (WI/DD, Settling 10/30/19)	10/29 at 100.00	Aa2	1,195,871
2,140	Total Mississippi			2,192,271
	Missouri – 0.2%
1,000	Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm Project, Special Districts Refunding & Improvement Series 2015A, 5.250%, 6/01/39	6/24 at 100.00	N/R	1,030,330
	Nevada – 0.6%
	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017:
250	5.875%, 12/15/27 (AMT), 144A	No Opt. Call	N/R	278,800
165	6.250%, 12/15/37 (AMT), 144A	12/27 at 100.00	N/R	192,453
1,000	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, 5.750%, 2/15/38, 144A (AMT)	8/29 at 100.00	N/R	1,013,450

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$ 225	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 5.000%, 12/15/38, 144A	12/25 at 100.00	BB	$245,758
100	Nevada State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A, 5.000%, 7/15/47, 144A	7/25 at 100.00	BB+	107,087
850	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 64 Valley Vista, Series 2019, 4.625%, 6/01/49	12/28 at 100.00	N/R	895,611
2,590	Total Nevada			2,733,159
	New Hampshire – 0.2%
1,000	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42, 144A (AMT)	7/23 at 100.00	B	1,064,120
50	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%, 8/01/34	2/28 at 100.00	A	60,970
1,050	Total New Hampshire			1,125,090
	New Jersey – 1.4%
725	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.125%, 7/01/29	7/27 at 100.00	Baa2	734,759
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A:
1,490	5.000%, 12/15/32	12/28 at 100.00	BBB+	1,765,456
1,000	5.000%, 12/15/33	12/28 at 100.00	BBB+	1,182,080
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 5.250%, 6/15/43	12/28 at 100.00	BBB+	1,173,030
1,800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB, 4.000%, 6/15/37 (WI/DD, Settling 10/03/19)	12/28 at 100.00	BBB+	1,921,248
6,015	Total New Jersey			6,776,573
	New York – 12.3%
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health System Obligated Group Series 2019A, 4.000%, 7/01/45	7/29 at 100.00	BBB+	1,100,950
2,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018A, 5.000%, 3/15/41	3/28 at 100.00	AA+	2,443,280
1,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	A	1,810,965
4,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2019 Series DD-2, 5.250%, 6/15/49	6/28 at 100.00	AA+	4,949,920
2,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/36	7/25 at 100.00	AA	2,355,440
2,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43	1/26 at 100.00	AA	2,350,380
3,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2020 Subseries A-3, 3.000%, 5/01/45	5/29 at 100.00	Aa1	3,068,880
	New York City, New York, General Obligation Bonds, Fiscal 2019 Series D-1:
1,200	5.000%, 12/01/40	12/28 at 100.00	AA	1,483,860
2,050	5.000%, 12/01/44	12/28 at 100.00	AA	2,518,343

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 3,000	New York City, New York, General Obligation Bonds, Fiscal 2019 Series E, 5.000%, 8/01/22	No Opt. Call	AA	$3,312,720
5,000	New York City, New York, General Obligation Bonds, Fiscal 2020 Series A-1, 4.000%, 8/01/44	8/29 at 100.00	AA	5,685,250
1,500	New York City, New York, General Obligation Bonds, Series 2016A-1, 5.000%, 8/01/37 (UB)	8/26 at 100.00	AA	1,792,605
2,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	2,212,460
1,085	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 2, 2.625%, 9/15/69 (WI/DD, Settling 10/22/19)	3/29 at 100.00	A2	1,103,065
1,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69 (WI/DD, Settling 10/22/19)	3/29 at 100.00	Baa2	1,017,770
2,000	New York State Clean Water And Drinking Water Revenue Subordinated Revolving Fds New York City Municipal Water, Series 2019, 3.000%, 6/15/38 (WI/DD, Settling 10/08/19)	6/29 at 100.00	N/R	2,096,280
1,600	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds, 5.000%, 6/15/33 (WI/DD, Settling 10/08/19)	6/29 at 100.00	AAA	2,069,696
1,500	New York State Urban Development Corporation Revenue State Personal Income Tax, Series 2013A-1, 5.000%, 3/15/32	3/23 at 100.00	Aa1	1,682,700
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
1,000	5.000%, 1/01/24 (AMT)	No Opt. Call	Baa3	1,125,220
1,300	5.000%, 1/01/27 (AMT)	No Opt. Call	Baa3	1,561,144
1,300	5.000%, 1/01/28 (AMT)	No Opt. Call	Baa3	1,589,588
55	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, LP Project, Series 2015, 5.000%, 1/01/22 (AMT)	No Opt. Call	Baa1	58,847
755	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/41 (AMT)	7/24 at 100.00	Baa3	839,651
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Second Series 2017, 5.000%, 10/15/36 (AMT)	4/27 at 100.00	AA-	1,204,600
2,145	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Sixteen Series 2019, 4.000%, 9/01/49	9/29 at 100.00	AA-	2,439,037
4,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%, 11/15/37	5/27 at 100.00	AA-	4,882,160
1,200	Westchester County Health Care Corporation, New York, Revenue Bonds, Senior Lien, Series 2000A, 5.000%, 11/01/30	11/21 at 100.00	BBB-	1,272,168
50,190	Total New York			58,026,979
	North Carolina – 1.5%
2,500	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Refunding Series 2016B, 5.000%, 10/01/40	10/26 at 100.00	AA+	3,016,875

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Series 2018:
$ 1,000	5.000%, 1/01/32 – AGM Insured	1/29 at 100.00	BBB-	$1,252,430
1,000	5.000%, 1/01/33 – AGM Insured	1/29 at 100.00	BBB-	1,248,570
1,305	5.000%, 1/01/34 – AGM Insured	1/29 at 100.00	BBB-	1,625,417
5,805	Total North Carolina			7,143,292
	Ohio – 4.2%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
2,750	5.125%, 6/01/24	10/19 at 100.00	Ca	2,750,027
4,615	5.750%, 6/01/34	10/19 at 100.00	Ca	4,621,830
	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
1,000	5.750%, 12/01/34	12/22 at 100.00	N/R	1,021,030
1,000	6.000%, 12/01/43	12/22 at 100.00	N/R	1,021,520
300	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (6)	No Opt. Call	N/R	248,250
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (6)	No Opt. Call	N/R	827,500
3,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory Put 5/01/20) (AMT) (6)	No Opt. Call	N/R	2,482,500
1,025	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)	2/22 at 100.00	B-	1,057,759
3,085	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19 (6)	No Opt. Call	N/R	2,552,838
2,765	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (6)	No Opt. Call	N/R	2,288,038
1,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (6)	No Opt. Call	N/R	1,077,500
21,540	Total Ohio			19,948,792
	Oklahoma – 0.5%
2,000	Oklahoma City Airport Trust, Oklahoma, Revenue Bonds, Thirty-Third Series 2018, 5.000%, 7/01/47 (AMT)	7/28 at 100.00	A2	2,374,760
	Pennsylvania – 3.1%
180	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/33, 144A	5/28 at 100.00	Ba3	210,465
175	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018, 5.125%, 5/01/32, 144A	5/28 at 100.00	N/R	195,914

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 1,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/42, 144A	5/27 at 100.00	Ba3	$1,119,570
240	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2019B, 5.000%, 7/01/31	7/29 at 100.00	A	310,332
735	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/40	1/29 at 100.00	A2	912,936
200	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A, 5.000%, 6/01/22	No Opt. Call	Ba2	211,742
605	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A, 5.000%, 9/01/43	9/28 at 100.00	A	726,732
1,000	Pennsylvania Economic Development Financing Authority, Governmental Lease Revenue Bonds, Forum Place Project, Series 2012, 5.000%, 3/01/34	3/22 at 100.00	A	1,069,950
3,000	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 12/31/38 (AMT)	6/26 at 100.00	BBB	3,431,790
2,375	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Refunding Series 2017, 5.000%, 5/01/33	11/27 at 100.00	A3	2,869,428
1,500	Philadelphia Authority for Industrial Development, Pennsylvania, City Service Agreement Revenue Bonds, Series 2018, 5.000%, 5/01/38	5/28 at 100.00	A-	1,817,115
1,560	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/32	7/27 at 100.00	Ba1	1,832,033
12,570	Total Pennsylvania			14,708,007
	Puerto Rico – 3.0%
1,000	Employees Retirement System of the Government of the Commonwealth of Puerto Rico, Senior Pension Funding Bonds, Series 2008B, 6.550%, 7/01/58 (6)	10/19 at 100.00	D	432,800
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
1,160	6.125%, 7/01/24	No Opt. Call	C	1,252,800
600	6.000%, 7/01/38	10/19 at 100.00	C	608,250
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
2,000	5.000%, 7/01/21	No Opt. Call	C	2,085,000
2,500	5.000%, 7/01/22	No Opt. Call	C	2,625,000
1,300	5.250%, 7/01/42	7/22 at 100.00	C	1,363,375
30	6.000%, 7/01/47	7/22 at 100.00	C	31,913
2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY, 6.125%, 7/01/40 (6)	7/20 at 100.00	D	1,587,500
175	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 5.000%, 7/01/27 (6)	10/19 at 100.00	D	140,000
500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA, 5.250%, 7/01/24 (6)	7/20 at 100.00	D	401,250
1,375	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ, 4.250%, 7/01/20 (6)	No Opt. Call	D	1,089,687

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
$ 100	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A, 7.000%, 7/01/43 (6)	7/23 at 100.00	D	$82,500
2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build America Bond Series 2010EE, 6.050%, 7/01/32 (6)	7/20 at 100.00	D	1,585,000
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Series 2010BBB, 5.400%, 7/01/28 (6)	10/19 at 100.00	D	788,750
15,740	Total Puerto Rico			14,073,825
	South Carolina – 3.7%
700	Columbia, South Carolina, Stormwater System Revenue Bonds, City Stormwater Improvements, Green Series 2018, 5.000%, 2/01/48	2/28 at 100.00	Aa2	848,981
4,390	Florence, South Carolina, Combined Waterworks and Sewerage System Revenue Bonds, Refunding & Capital Improvement Series 2019, 3.000%, 9/01/37 (WI/DD, Settling 10/03/19)	9/29 at 100.00	AA-	4,565,381
2,000	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory Put 2/01/24)	1/24 at 100.30	Aa2	2,178,600
1,000	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2014A, 3.875%, 4/01/23 (AMT)	No Opt. Call	BBB	1,060,700
1,000	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Lowcountry Leadership Charter School Project, Series 2019A, 5.000%, 12/01/49, 144A	12/29 at 100.00	Baa3	1,136,660
1,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A-	1,159,590
1,500	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Refunding Series 2012D, 5.000%, 12/01/43	6/22 at 100.00	A-	1,605,420
1,730	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014B, 5.000%, 12/01/34	6/24 at 100.00	A-	1,964,363
1,500	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013E, 5.000%, 12/01/48	12/23 at 100.00	A-	1,665,315
1,000	South Carolina State Ports Authority, Revenue Bonds, Series 2018, 5.000%, 7/01/29 (AMT)	7/28 at 100.00	A+	1,244,950
250	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1, 5.000%, 12/01/31	12/23 at 100.00	N/R	262,915
16,070	Total South Carolina			17,692,875
	Tennessee – 0.6%
1,000	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/33	7/23 at 100.00	Baa1	1,110,820
100	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 5.625%, 6/15/47, 144A (6)	6/27 at 100.00	N/R	55,000
1,450	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 4.000%, 5/01/48 (Mandatory Put 5/01/23)	No Opt. Call	A3	1,551,021
2,550	Total Tennessee			2,716,841

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas – 6.6%
	Austin, Texas, Airport System Revenue Bonds, Series 2019B:
$ 1,500	5.000%, 11/15/44 (AMT)	11/29 at 100.00	A	$1,835,100
2,740	5.000%, 11/15/48 (AMT)	11/29 at 100.00	A	3,337,210
3,000	Bexar County, Texas, Certificates of Obligation, Combination Tax & Revenue Series 2018, 4.000%, 6/15/45	6/28 at 100.00	AAA	3,377,940
1,500	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series 2017B, 2.500%, 8/15/43	8/20 at 100.00	AAA	1,499,340
50	Fate, Rockwall County, Texas, Special Assessment Revenue Bonds, Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series 2019, 4.250%, 8/15/49, 144A	8/27 at 100.00	N/R	50,532
100	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 7.000%, 9/15/45	9/25 at 100.00	N/R	105,399
2,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/35 (AMT)	7/25 at 100.00	BB	2,241,340
225	Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public Improvement District 1 Improvement Area 1 Project, Series 2019, 4.875%, 9/01/44, 144A	9/29 at 100.00	N/R	229,156
2,000	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2018, 5.000%, 5/15/48	5/28 at 100.00	A	2,417,320
	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District Project, Series 2019:
500	5.750%, 9/15/39, 144A	9/29 at 100.00	N/R	511,775
500	6.000%, 9/15/49, 144A	9/29 at 100.00	N/R	511,640
1,000	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	1,086,440
655	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, CarbonLITE Recycling, LLC Project, Series 2016, 6.500%, 12/01/33, 144A (AMT)	12/23 at 103.00	N/R	679,039
275	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45, 144A (AMT) (6)	1/26 at 102.00	N/R	247,500
25	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series 2018, 5.500%, 7/01/54	7/24 at 103.00	N/R	26,467
145	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	CCC	135,943
2,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A, 5.000%, 1/01/38	1/29 at 100.00	A+	2,480,660
100	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%, 9/01/49, 144A	9/29 at 100.00	N/R	99,364
100	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 2-6 Major Improvement Project, Series 2019, 5.500%, 9/01/39, 144A	9/29 at 100.00	N/R	99,516
1,490	Stephen F Austin State University, Texas, Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 10/15/42	10/28 at 100.00	A1	1,816,399
2,500	Tarrant County Cultural Education Facilities Finance Corporation Revenue Bonds, Texas, Christus Health, Refunding Series 2018B, 5.000%, 7/01/35	1/29 at 100.00	A+	3,073,575

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 1,000	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2015A, 5.500%, 11/15/45 (6)	11/25 at 100.00	D	$700,000
4,500	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2019A, 3.000%, 10/15/35 (WI/DD, Settling 10/10/19)	10/29 at 100.00	AAA	4,743,225
27,905	Total Texas			31,304,880
	Utah – 1.2%
250	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, 144A (AMT)	12/27 at 100.00	N/R	250,610
	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A:
1,000	5.000%, 7/01/43 (AMT)	7/28 at 100.00	A2	1,199,890
1,000	5.250%, 7/01/48 (AMT)	7/28 at 100.00	A2	1,217,690
500	Utah Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A, 6.500%, 10/15/33	10/19 at 100.00	BB+	501,460
2,500	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2018B-1, 5.000%, 5/15/56 (Mandatory Put 8/01/22)	5/22 at 100.00	AA+	2,723,350
5,250	Total Utah			5,893,000
	Virgin Islands – 0.1%
500	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	Caa3	502,525
	Virginia – 1.2%
250	Cherry Hill Community Development Authority, Virginia, Special Assesment Bonds, Potomac Shores Project, Series 2015, 5.400%, 3/01/45, 144A	3/25 at 100.00	N/R	264,135
3,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	BBB+	3,215,400
100	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Refunding Series 2018, 5.000%, 9/01/37, 144A	9/27 at 100.00	N/R	112,487
1,570	Virginia Port Authority, General Fund Revenue Bonds, Series 2015, 5.000%, 7/01/40 (AMT)	7/25 at 100.00	AA+	1,826,318
100	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A	4/28 at 112.76	N/R	119,328
5,020	Total Virginia			5,537,668
	Washington – 1.4%
1,615	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A, 5.000%, 5/01/30 (AMT)	5/27 at 100.00	A+	1,967,991
2,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019, 5.000%, 4/01/44 (AMT)	4/29 at 100.00	A+	2,397,960
1,070	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds, Series 2015, 5.000%, 12/01/45	12/25 at 100.00	AA-	1,247,459
500	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32, 144A (AMT)	1/28 at 100.00	N/R	514,755

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$ 245	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2019A, 7.500%, 1/01/32, 144A (AMT)	1/28 at 100.00	N/R	$251,826
200	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45, 144A	7/25 at 100.00	N/R	215,916
5,630	Total Washington			6,595,907
	West Virginia – 0.3%
100	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A, 5.500%, 6/01/37, 144A	6/27 at 100.00	N/R	110,296
1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell Huntington Hospital, Inc Project, Refunding & Improvement Series 2018A, 5.000%, 1/01/43	1/29 at 100.00	BBB+	1,181,160
1,100	Total West Virginia			1,291,456
	Wisconsin – 2.5%
135	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2017A, 4.250%, 6/15/29, 144A	6/24 at 100.00	N/R	140,002
250	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A, 5.625%, 7/01/45, 144A	7/25 at 100.00	N/R	262,150
100	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A, 5.500%, 6/15/37, 144A	6/27 at 100.00	N/R	102,098

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
$ 3	0.000%, 1/01/47, 144A	No Opt. Call	N/R	$106
3	0.000%, 1/01/48, 144A	No Opt. Call	N/R	92
3	0.000%, 1/01/49, 144A	No Opt. Call	N/R	90
2	0.000%, 1/01/50, 144A	No Opt. Call	N/R	87
2	0.000%, 1/01/51, 144A	No Opt. Call	N/R	85
3	0.000%, 1/01/52, 144A	No Opt. Call	N/R	109
3	0.000%, 1/01/53, 144A	No Opt. Call	N/R	107
3	0.000%, 1/01/54, 144A	No Opt. Call	N/R	103
3	0.000%, 1/01/55, 144A	No Opt. Call	N/R	101
3	0.000%, 1/01/56, 144A	No Opt. Call	N/R	98
146	5.500%, 7/01/56, 144A	3/28 at 100.00	N/R	141,670
3	0.000%, 1/01/57, 144A	No Opt. Call	N/R	108
3	0.000%, 1/01/58, 144A	No Opt. Call	N/R	105
3	0.000%, 1/01/59, 144A	No Opt. Call	N/R	102
3	0.000%, 1/01/60, 144A	No Opt. Call	N/R	99
3	0.000%, 1/01/61, 144A	No Opt. Call	N/R	97
3	0.000%, 1/01/62, 144A	No Opt. Call	N/R	94
3	0.000%, 1/01/63, 144A	No Opt. Call	N/R	92
3	0.000%, 1/01/64, 144A	No Opt. Call	N/R	89
3	0.000%, 1/01/65, 144A	No Opt. Call	N/R	88
3	0.000%, 1/01/66, 144A	No Opt. Call	N/R	94
35	0.000%, 1/01/67, 144A	No Opt. Call	N/R	1,130
750	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Capitol Encore Academy, Series 2019A, 5.250%, 6/01/39, 144A	6/27 at 102.00	N/R	752,768
1,000	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)	8/26 at 100.00	N/R	1,041,840
2,000	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, WakeMed, Series 2019A, 4.000%, 10/01/49	4/29 at 100.00	A2	2,173,460
2,000	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	2,373,600
105	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A, 6.500%, 9/01/48	9/28 at 100.00	N/R	109,756
500	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A, 6.950%, 7/01/38, 144A	7/28 at 100.00	N/R	548,695
1,100	Public Finance Authority, Educational Revenue Bonds, Wisconsin, Wilson Preparatory Academy, Series 2019A, 5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	1,148,587
3,500	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine - COCA Escrow Fund, Taxable Series 2019, 1.792%, 12/01/26, 144A	12/25 at 100.00	N/R	1,982,400

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 1,000	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine, Senior Series 2019A-1, 5.500%, 12/01/48, 144A	12/28 at 100.00	CC	$ 988,629
12,679	Total Wisconsin			11,768,731
$ 442,749	Total Municipal Bonds (cost $451,557,845)			473,686,189

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.1%
	Commercial Services & Supplies – 0.0%
$ 47	EWM P1 LLC (cash 13.750%, PIK 1.250%) (6), (7)	15.000%	9/01/28	N/R	$28,008
24	EWM P1 LLC (6), (7)	15.000%	9/01/28	N/R	11,889
71	Total Commercial Services & Supplies				39,897
	Real Estate Management & Development – 0.1%
300	Zilkha Biomass Selma LLC	10.000%	8/01/38	N/R	324,883
$ 371	Total Corporate Bonds (cost $371,067)				364,780
	Total Long-Term Investments (cost $451,928,912)				474,050,969
	Floating Rate Obligations – (0.8)%				(3,800,000)
	Other Assets Less Liabilities – 0.3% (8)				1,496,969
	Net Assets – 100%				$ 471,747,938

Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(97)	12/19	$(12,793,650)	$(12,640,312)	$153,338	$7,578

Total receivable for variation margin on futures contracts	$7,578
Total payable for variation margin on futures contracts	$( —)

Credit Default Swaps - OTC Uncleared
Counterparty	Referenced Entity	Buy/Sell Protection (9)	Current Credit Spread (10)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.	City of Chicago	Sell	1.31%	$2,500,000	1.000%	Quarterly	6/21/21	$(12,504)	$(100,264)	$87,760
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 3 - Investment Valuation and Fair Value Measurements for more information.
(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
(9)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(10)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
LIBOR	London Inter-Bank Offered Rate
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives. Inverse Floating Rate Securities for more information.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Statement of Assets and Liabilities
September 30, 2019
(Unaudited)
	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Assets
Long-term investments, at value (cost $23,813,993,415, $5,943,072,334 and $451,928,912, respectively)	$25,446,502,769	$6,215,646,994	$474,050,969
Short-term investments, at value (cost $153,363,215, $16,685,000 and $—, respectively)	153,666,572	16,685,000	—
Cash	33,621,034	6,503,435	10,159,321
Cash collateral at brokers for investments in futures contracts(1)	20,170,012	3,567,913	135,000
Cash collateral at brokers for investments in swaps(1)	9,400,000	—	—
Unrealized appreciation on credit default swaps	3,481,152	354,294	87,760
Receivable for:
Interest	415,414,903	81,387,565	5,411,267
Investments sold	40,945,859	14,190,307	7,230,696
Shares sold	91,213,729	13,367,138	5,802,957
Variation margin on futures contracts	1,196,234	211,969	7,578
Other assets	1,760,313	314,275	44,603
Total assets	26,217,372,577	6,352,228,890	502,930,151
Liabilities
Floating rate obligations	4,334,018,000	126,145,000	3,800,000
Credit default swaps premiums received	11,844,540	404,308	100,264
Unrealized depreciation on credit default swaps	23,416	—	—
Payable for:
Dividends	20,268,241	4,855,981	1,508
Interest	52,378,869	1,062,254	34,169
Investments purchased	91,621,237	28,375,993	25,617,579
Shares redeemed	52,301,945	11,939,157	1,292,369
Accrued expenses:
Management fees	8,361,195	2,533,017	175,180
Trustees fees	1,258,983	196,901	2,313
12b-1 distribution and service fees	2,801,382	374,047	26,634
Other	4,335,205	1,285,824	132,197
Total liabilities	4,579,213,013	177,172,482	31,182,213
Net assets	$21,638,159,564	$6,175,056,408	$471,747,938

See accompanying notes to financial statements.

Statement of Assets and Liabilities (Unaudited) (continued)
	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Class A Shares
Net assets	$ 7,555,428,135	$1,309,704,398	$107,514,103
Shares outstanding	420,331,270	124,498,067	9,626,712
Net asset value ("NAV") per share	$ 17.97	$ 10.52	$ 11.17
Offering price per share (NAV per share plus maximum sales charge of 4.20%, 2.50% and 3.00%, respectively, of offering price)	$ 18.76	$ 10.79	$ 11.52
Class C Shares
Net assets	$ 1,490,676,182	$ 178,436,154	$ 13,237,208
Shares outstanding	83,017,128	16,961,138	1,185,812
NAV and offering price per share	$ 17.96	$ 10.52	$ 11.16
Class C2 Shares
Net assets	$ 572,166,398	$ 24,998,740	$ —
Shares outstanding	31,849,843	2,376,919	—
NAV and offering price per share	$ 17.96	$ 10.52	$ —
Class R6 Shares
Net assets	$ 704,458,616	$ —	$ —
Shares outstanding	39,159,024	—	—
NAV and offering price per share	$ 17.99	$ —	$ —
Class I Shares
Net assets	$11,315,430,233	$4,661,917,116	$350,996,627
Shares outstanding	629,476,271	442,452,670	31,391,227
NAV and offering price per share	$ 17.98	$ 10.54	$ 11.18
Fund level net assets consist of:
Capital paid-in	$20,400,180,750	$5,930,824,583	$449,790,591
Total distributable earnings	1,237,978,814	244,231,825	21,957,347
Fund level net assets	$21,638,159,564	$6,175,056,408	$471,747,938
Authorized shares - per class	Unlimited	Unlimited	Unlimited
Par value per share	$ 0.01	$ 0.01	$ 0.01

(1)	Cash pledged to collateralize the net payment obligations for investments in derivatives.
See accompanying notes to financial statements.

Statement of Operations
Six Months Ended September 30, 2019
(Unaudited)
	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Investment Income	$ 608,300,844	$127,693,252	$ 5,646,265
Expenses
Management fees	48,097,788	14,520,537	888,616
12b-1 service fees - Class A Shares	7,069,041	1,230,256	81,809
12b-1 distibution and service fees - Class C Shares	6,819,250	845,156	49,258
12b-1 distibution and service fees - Class C2 Shares	2,326,390	97,546	—
Shareholder servicing agent fees	3,493,196	1,025,685	69,167
Interest expense	42,613,063	1,392,153	62,990
Custodian fees	868,260	327,545	34,036
Professional fees	263,576	88,804	18,936
Trustees fees	235,614	70,436	4,306
Shareholder reporting expenses	428,486	121,468	15,788
Federal and state registration fees	737,352	225,392	77,994
Other	86,889	31,812	3,044
Total expenses before fee waiver/expense reimbursement	113,038,905	19,976,790	1,305,944
Fee waiver/expense reimbursement	—	—	(46,354)
Net expenses	113,038,905	19,976,790	1,259,590
Net investment income (loss)	495,261,939	107,716,462	4,386,675
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	29,472,033	(890,156)	1,676,195
Futures contracts	(133,034,521)	(22,880,098)	(1,762,789)
Swaps	2,460,824	(1,241,344)	41,948
Change in net unrealized appreciation (depreciation) of:
Investments	655,338,105	110,719,801	10,377,967
Futures contracts	51,622,895	8,240,080	168,262
Swaps	(565,534)	1,558,058	(50,432)
Net realized and unrealized gain (loss)	605,293,802	95,506,341	10,451,151
Net increase (decrease) in net assets from operations	$1,100,555,741	$203,222,803	$14,837,826
See accompanying notes to financial statements.

Statement of Changes in Net Assets
(Unaudited)
	High Yield		Short Duration High Yield
	Six Months Ended 9/30/19	Year Ended 3/31/19	Six Months Ended 9/30/19	Year Ended 3/31/19
Operations
Net investment income (loss)	$ 495,261,939	$ 889,406,905	$ 107,716,462	$ 178,440,260
Net realized gain (loss) from:
Investments	29,472,033	3,595,121	(890,156)	10,386,486
Futures contracts	(133,034,521)	(51,400,935)	(22,880,098)	(3,116,022)
Swaps	2,460,824	4,852,479	(1,241,344)	1,985,229
Change in net unrealized appreciation (depreciation) of:
Investments	655,338,105	381,023,172	110,719,801	123,863,483
Futures contracts	51,622,895	(21,415,479)	8,240,080	(3,896,561)
Swaps	(565,534)	(2,966,802)	1,558,058	(5,228,974)
Net increase (decrease) in net assets from operations	1,100,555,741	1,203,094,461	203,222,803	302,433,901
Distributions to Shareholders
Dividends:
Class A Shares	(169,098,624)	(294,092,824)	(21,807,588)	(34,791,430)
Class C Shares	(27,348,476)	(49,208,991)	(2,321,818)	(4,013,808)
Class C2 Shares	(13,201,089)	(34,927,806)	(388,835)	(932,452)
Class R6 Shares	(14,934,420)	(851,813)	—	—
Class I Shares	(262,411,086)	(504,753,799)	(82,367,750)	(134,012,982)
Decrease in net assets from distributions to shareholders	(486,993,695)	(883,835,233)	(106,885,991)	(173,750,672)
Fund Share Transactions
Proceeds from sale of shares	5,243,266,402	7,449,424,552	1,248,699,368	2,735,525,697
Proceeds from shares issued to shareholders due to reinvestment of distributions	370,949,843	679,499,575	78,661,501	126,228,811
	5,614,216,245	8,128,924,127	1,327,360,869	2,861,754,508
Cost of shares redeemed	(3,009,482,891)	(6,137,026,147)	(751,902,186)	(1,461,245,684)
Net increase (decrease) in net assets from Fund share transactions	2,604,733,354	1,991,897,980	575,458,683	1,400,508,824
Net increase (decrease) in net assets	3,218,295,400	2,311,157,208	671,795,495	1,529,192,053
Net assets at the beginning of period	18,419,864,164	16,108,706,956	5,503,260,913	3,974,068,860
Net assets at the end of period	$21,638,159,564	$18,419,864,164	$6,175,056,408	$ 5,503,260,913

See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited) (continued)
	Strategic Municipal Opportunities
	Six Months Ended 9/30/19	Year Ended 3/31/19
Operations
Net investment income (loss)	$ 4,386,675	$ 5,650,673
Net realized gain (loss) from:
Investments	1,676,195	(1,002,824)
Futures contracts	(1,762,789)	124,222
Swaps	41,948	83,529
Change in net unrealized appreciation (depreciation) of:
Investments	10,377,967	11,931,903
Futures contracts	168,262	68,040
Swaps	(50,432)	(53,204)
Net increase (decrease) in net assets from operations	14,837,826	16,802,339
Distributions to Shareholders
Dividends:
Class A Shares	(1,052,806)	(906,308)
Class C Shares	(88,535)	(81,512)
Class C2 Shares	—	—
Class R6 Shares	—	—
Class I Shares	(3,708,352)	(3,608,854)
Decrease in net assets from distributions to shareholders	(4,849,693)	(4,596,674)
Fund Share Transactions
Proceeds from sale of shares	224,659,800	204,649,313
Proceeds from shares issued to shareholders due to reinvestment of distributions	4,842,777	4,175,314
	229,502,577	208,824,627
Cost of shares redeemed	(41,489,156)	(64,595,995)
Net increase (decrease) in net assets from Fund share transactions	188,013,421	144,228,632
Net increase (decrease) in net assets	198,001,554	156,434,297
Net assets at the beginning of period	273,746,384	117,312,087
Net assets at the end of period	$471,747,938	$273,746,384
See accompanying notes to financial statements.

Statement of Cash Flows
Six Months Ended September 30, 2019
(Unaudited)
High Yield
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets from Operations	$ 1,100,555,741
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments	(4,080,335,544)
Proceeds from sales and maturities of investments	523,877,121
Proceeds from (Purchases of) short-term investments, net	(151,125,000)
Payment-in-kind distributions	(707,454)
Premiums received (paid) for credit default swaps	(1,567,239)
Amortization (Accretion) of premiums and discounts, net	(32,121,732)
(Increase) Decrease in:
Receivable for interest	(107,740,457)
Receivable for investments sold	418,548,980
Receivable for variation margin on futures contracts	4,280,022
Other assets	(330,873)
Increase (Decrease) in:
Payable for interest	52,378,869
Payable for investments purchased	(55,054,931)
Accrued management fees	1,069,976
Accrued Trustees fees	151,892
Accrued 12b-1 distribution and service fees	310,987
Accrued other expenses	525,743
Net realized (gain) loss from:
Investments	(29,472,033)
Paydowns	6,480,092
Change in net unrealized appreciation (depreciation) of:
Investments	(655,338,105)
Swaps	565,534
Net cash provided by (used in) operating activities	(3,005,048,411)
Cash Flows from Financing Activities:
Proceeds from floating rate obligations	842,236,000
Repayments of floating rate obligations	(20,907,000)
Cash distributions paid to shareholders	(113,656,893)
Proceeds from sale of shares	5,236,474,239
Cost of shares redeemed	(3,000,241,952)
Net cash provided by (used in) financing activities	2,943,904,394
Net Increase (Decrease) in Cash and Cash Collateral at Brokers	(61,144,017)
Cash and cash collateral at brokers at the beginning of period	124,335,063
Cash and cash collateral at brokers at the end of period	$ 63,191,046
Supplemental Disclosure of Cash Flow Information	High Yield
Cash paid for interest (excluding borrowing costs)	$ 41,044,928
Non-cash financing activities not included herein consists of reinvestments of share distributions	370,949,843
See accompanying notes to financial statements.

Financial Highlights
(Unaudited)
High Yield
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date)	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (6/99)
March 31, 2020(e)	$17.42	$0.43	$ 0.55	$ 0.98	$(0.43)	$ —	$(0.43)	$17.97
March 31, 2019	17.10	0.89	0.31	1.20	(0.88)	—	(0.88)	17.42
March 31, 2018	16.73	0.88	0.39	1.27	(0.90)	—	(0.90)	17.10
March 31, 2017(f)	17.54	0.83	(0.79)	0.04	(0.85)	—	(0.85)	16.73
April 30, 2016	17.16	0.97	0.35	1.32	(0.94)	—	(0.94)	17.54
April 30, 2015	16.45	0.96	0.70	1.66	(0.95)	—	(0.95)	17.16
April 30, 2014	17.41	1.00	(0.97)	0.03	(0.99)	—	(0.99)	16.45
Class C (2/14)
March 31, 2020(e)	17.41	0.36	0.55	0.91	(0.36)	—	(0.36)	17.96
March 31, 2019	17.09	0.75	0.31	1.06	(0.74)	—	(0.74)	17.41
March 31, 2018	16.71	0.75	0.39	1.14	(0.76)	—	(0.76)	17.09
March 31, 2017(f)	17.52	0.71	(0.79)	(0.08)	(0.73)	—	(0.73)	16.71
April 30, 2016	17.14	0.82	0.36	1.18	(0.80)	—	(0.80)	17.52
April 30, 2015	16.43	0.82	0.71	1.53	(0.82)	—	(0.82)	17.14
April 30, 2014(g)	15.91	0.10	0.61	0.71	(0.19)	—	(0.19)	16.43
Class C2 (6/99)(h)
March 31, 2020(e)	17.41	0.38	0.55	0.93	(0.38)	—	(0.38)	17.96
March 31, 2019	17.09	0.79	0.32	1.11	(0.79)	—	(0.79)	17.41
March 31, 2018	16.71	0.79	0.39	1.18	(0.80)	—	(0.80)	17.09
March 31, 2017(f)	17.52	0.75	(0.79)	(0.04)	(0.77)	—	(0.77)	16.71
April 30, 2016	17.15	0.88	0.33	1.21	(0.84)	—	(0.84)	17.52
April 30, 2015	16.43	0.87	0.71	1.58	(0.86)	—	(0.86)	17.15
April 30, 2014	17.39	0.92	(0.98)	(0.06)	(0.90)	—	(0.90)	16.43
Class R6 (6/16)
March 31, 2020(e)	17.44	0.46	0.54	1.00	(0.45)	—	(0.45)	17.99
March 31, 2019	17.11	0.93	0.32	1.25	(0.92)	—	(0.92)	17.44
March 31, 2018	16.72	0.92	0.40	1.32	(0.93)	—	(0.93)	17.11
March 31, 2017(i)	17.95	0.72	(1.22)	(0.50)	(0.73)	—	(0.73)	16.72
Class I (6/99)
March 31, 2020(e)	17.42	0.45	0.55	1.00	(0.44)	—	(0.44)	17.98
March 31, 2019	17.10	0.92	0.32	1.24	(0.92)	—	(0.92)	17.42
March 31, 2018	16.73	0.92	0.38	1.30	(0.93)	—	(0.93)	17.10
March 31, 2017(f)	17.54	0.86	(0.78)	0.08	(0.89)	—	(0.89)	16.73
April 30, 2016	17.16	1.00	0.35	1.35	(0.97)	—	(0.97)	17.54
April 30, 2015	16.45	1.00	0.70	1.70	(0.99)	—	(0.99)	17.16
April 30, 2014	17.41	1.03	(0.97)	0.06	(1.02)	—	(1.02)	16.45

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

5.65%	$ 7,555,428	1.16%*	0.74%*	4.87%*	2%
7.25	6,402,945	1.12	0.75	5.20	20
7.68	5,256,581	0.98	0.76	5.14	17
0.21	4,261,316	0.88*	0.76*	5.25*	21
7.95	4,295,385	0.83	0.77	5.66	14
10.29	3,569,746	0.83	0.78	5.63	15
0.56	3,017,069	0.85	0.79	6.29	30

5.24	1,490,676	1.96*	1.54*	4.07*	2
6.40	1,231,745	1.92	1.55	4.40	20
6.88	1,071,845	1.78	1.56	4.35	17
(0.53)	859,108	1.68*	1.56*	4.47*	21
7.09	687,487	1.62	1.56	4.84	14
9.42	402,338	1.63	1.58	4.81	15
4.45	73,770	1.60*	1.54*	4.84*	30

5.37	572,166	1.71*	1.29*	4.32*	2
6.66	657,653	1.68	1.31	4.64	20
7.15	917,882	1.53	1.31	4.60	17
(0.30)	1,057,592	1.43*	1.31*	4.71*	21
7.29	1,241,540	1.38	1.32	5.13	14
9.75	1,345,260	1.38	1.33	5.11	15
(0.01)	1,420,874	1.41	1.35	5.76	30

5.77	704,459	0.93*	0.51*	5.13*	2
7.54	26,045	0.89	0.52	5.45	20
8.00	9,771	0.74	0.52	5.35	17
(2.81)	37,275	0.66*	0.54*	5.58*	21

5.81	11,315,430	0.96*	0.54*	5.07*	2
7.48	10,101,476	0.92	0.55	5.40	20
7.87	8,852,628	0.78	0.56	5.35	17
0.40	6,896,385	0.68*	0.56*	5.44*	21
8.17	6,773,058	0.63	0.57	5.86	14
10.50	5,653,789	0.63	0.58	5.85	15
0.75	3,905,060	0.65	0.59	6.48	30
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities and the interest expense and fees paid on borrowings, as described in Note 8 - Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives, Investment Transactions) divided by the average long-term market value during the period.
(e)	For the six months ended September 30, 2019.
(f)	For the eleven months ended March 31, 2017.
(g)	For the period February 10, 2014 (commencement of operations) through April 30, 2014.
(h)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
(i)	For the period June 30, 2016 (commencement of operations) through March 31, 2017.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)
Short Duration High Yield
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date)	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (2/13)
March 31, 2020(f)	$10.34	$0.19	$ 0.18	$ 0.37	$(0.19)	$ —	$(0.19)	$10.52
March 31, 2019	10.09	0.38	0.24	0.62	(0.37)	—	(0.37)	10.34
March 31, 2018	9.87	0.39	0.20	0.59	(0.37)	—	(0.37)	10.09
March 31, 2017(g)	10.26	0.33	(0.41)	(0.08)	(0.31)	—	(0.31)	9.87
April 30, 2016	10.16	0.35	0.09	0.44	(0.34)	—	(0.34)	10.26
April 30, 2015	9.89	0.35	0.28	0.63	(0.36)	—	(0.36)	10.16
April 30, 2014	10.12	0.37	(0.27)	0.10	(0.33)	—	(0.33)	9.89
Class C (2/14)
March 31, 2020(f)	10.35	0.14	0.17	0.31	(0.14)	—	(0.14)	10.52
March 31, 2019	10.08	0.30	0.26	0.56	(0.29)	—	(0.29)	10.35
March 31, 2018	9.87	0.31	0.19	0.50	(0.29)	—	(0.29)	10.08
March 31, 2017(g)	10.25	0.26	(0.41)	(0.15)	(0.23)	—	(0.23)	9.87
April 30, 2016	10.15	0.27	0.08	0.35	(0.25)	—	(0.25)	10.25
April 30, 2015	9.88	0.27	0.28	0.55	(0.28)	—	(0.28)	10.15
April 30, 2014(h)	9.71	0.06	0.17	0.23	(0.06)	—	(0.06)	9.88
Class C2 (2/13)(i)
March 31, 2020(f)	10.34	0.16	0.18	0.34	(0.16)	—	(0.16)	10.52
March 31, 2019	10.09	0.32	0.25	0.57	(0.32)	—	(0.32)	10.34
March 31, 2018	9.87	0.33	0.21	0.54	(0.32)	—	(0.32)	10.09
March 31, 2017(g)	10.26	0.28	(0.41)	(0.13)	(0.26)	—	(0.26)	9.87
April 30, 2016	10.16	0.29	0.09	0.38	(0.28)	—	(0.28)	10.26
April 30, 2015	9.89	0.30	0.27	0.57	(0.30)	—	(0.30)	10.16
April 30, 2014	10.12	0.33	(0.29)	0.04	(0.27)	—	(0.27)	9.89
Class I (2/13)
March 31, 2020(f)	10.36	0.20	0.18	0.38	(0.20)	—	(0.20)	10.54
March 31, 2019	10.10	0.40	0.25	0.65	(0.39)	—	(0.39)	10.36
March 31, 2018	9.88	0.41	0.20	0.61	(0.39)	—	(0.39)	10.10
March 31, 2017(g)	10.27	0.35	(0.41)	(0.06)	(0.33)	—	(0.33)	9.88
April 30, 2016	10.16	0.37	0.09	0.46	(0.35)	—	(0.35)	10.27
April 30, 2015	9.89	0.37	0.28	0.65	(0.38)	—	(0.38)	10.16
April 30, 2014	10.12	0.40	(0.29)	0.11	(0.34)	—	(0.34)	9.89

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement			Ratios to Average Net Assets After Waiver/Reimbursement(c)
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(d)	Expenses Excluding Interest	Net Investment Income (Loss)	Expenses Including Interest(d)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(e)

3.56%	$1,309,704	0.81%*	0.76%*	3.55%*	0.81%*	0.76%*	3.55%*	3%
6.29	1,110,838	0.82	0.77	3.73	0.82	0.77	3.73	20
6.05	812,332	0.81	0.77	3.85	0.81	0.77	3.85	30
(0.80)	725,411	0.81*	0.77*	3.57*	0.81*	0.77*	3.57*	42
4.38	796,301	0.83	0.79	3.46	0.83	0.79	3.46	28
6.42	661,919	0.80	0.79	3.49	0.80	0.79	3.49	17
1.06	354,642	0.86	0.86	3.80	0.82	0.82	3.84	28

3.05	178,436	1.61*	1.56*	2.75*	1.61*	1.56*	2.75*	3
5.62	161,518	1.62	1.57	2.94	1.62	1.57	2.94	20
5.07	129,908	1.61	1.57	3.05	1.61	1.57	3.05	30
(1.46)	120,770	1.62*	1.58*	2.78*	1.62*	1.58*	2.78*	42
3.53	110,390	1.63	1.59	2.66	1.63	1.59	2.66	28
5.59	75,883	1.60	1.59	2.64	1.60	1.59	2.64	17
2.35	11,279	1.62*	1.62*	3.29*	1.62*	1.62*	3.29*	28

3.27	24,999	1.36*	1.31*	3.00*	1.36*	1.31*	3.00*	3
5.73	27,275	1.37	1.32	3.18	1.37	1.32	3.18	20
5.49	33,269	1.36	1.32	3.31	1.36	1.32	3.31	30
(1.32)	34,518	1.37*	1.33*	3.03*	1.37*	1.33*	3.03*	42
3.83	40,295	1.38	1.34	2.92	1.38	1.34	2.92	28
5.85	42,974	1.35	1.34	2.99	1.35	1.34	2.99	17
0.50	43,627	1.41	1.41	3.32	1.37	1.37	3.37	28

3.64	4,661,917	0.61*	0.56*	3.75*	0.61*	0.56*	3.75*	3
6.57	4,203,630	0.62	0.57	3.94	0.62	0.57	3.94	20
6.23	2,998,560	0.61	0.57	4.05	0.61	0.57	4.05	30
(0.64)	2,449,596	0.62*	0.58*	3.77*	0.62*	0.58*	3.77*	42
4.67	2,518,596	0.63	0.59	3.66	0.63	0.59	3.66	28
6.61	2,150,389	0.60	0.59	3.69	0.60	0.59	3.69	17
1.24	801,695	0.66	0.66	4.07	0.62	0.62	4.12	28

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Note 7 – Management Fees and Other Transactions with Affiliates, Management Fees for more information.
(d)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities and the interest expense and fees paid on borrowings, as described in Note 8 - Borrowing Arrangements.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives, Investment Transactions) divided by the average long-term market value during the period.
(f)	For the six months ended September 30, 2019.
(g)	For the eleven months ended March 31, 2017.
(h)	For the period February 10, 2014 (commencement of operations) through April 30, 2014.
(i)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)
Strategic Municipal Opportunities
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date)	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (12/14)
March 31, 2020(f)	$10.83	$0.13	$ 0.35	$ 0.48	$(0.14)	$ —	$(0.14)	$11.17
March 31, 2019	10.23	0.35	0.54	0.89	(0.29)	—	(0.29)	10.83
March 31, 2018	9.98	0.31	0.27	0.58	(0.33)	—	(0.33)	10.23
March 31, 2017(g)	10.52	0.29	(0.47)	(0.18)	(0.26)	(0.10)	(0.36)	9.98
April 30, 2016	10.07	0.28	0.44	0.72	(0.27)	—	(0.27)	10.52
April 30, 2015(h)	10.00	0.10	0.03	0.13	(0.06)	—	(0.06)	10.07
Class C (12/14)
March 31, 2020(f)	10.82	0.08	0.36	0.44	(0.10)	—	(0.10)	11.16
March 31, 2019	10.22	0.27	0.53	0.80	(0.20)	—	(0.20)	10.82
March 31, 2018	9.97	0.22	0.28	0.50	(0.25)	—	(0.25)	10.22
March 31, 2017(g)	10.52	0.21	(0.47)	(0.26)	(0.19)	(0.10)	(0.29)	9.97
April 30, 2016	10.06	0.20	0.45	0.65	(0.19)	—	(0.19)	10.52
April 30, 2015(h)	10.00	0.06	0.04	0.10	(0.04)	—	(0.04)	10.06
Class I (12/14)
March 31, 2020(f)	10.84	0.14	0.35	0.49	(0.15)	—	(0.15)	11.18
March 31, 2019	10.23	0.37	0.55	0.92	(0.31)	—	(0.31)	10.84
March 31, 2018	9.98	0.33	0.27	0.60	(0.35)	—	(0.35)	10.23
March 31, 2017(g)	10.53	0.30	(0.47)	(0.17)	(0.28)	(0.10)	(0.38)	9.98
April 30, 2016	10.08	0.30	0.44	0.74	(0.29)	—	(0.29)	10.53
April 30, 2015(h)	10.00	0.10	0.05	0.15	(0.07)	—	(0.07)	10.08

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement			Ratios to Average Net Assets After Waiver/Reimbursement(c)
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(d)	Expenses Excluding Interest	Net Investment Income (Loss)	Expenses Including Interest(d)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(e)

4.47%	$107,514	0.86%*	0.82%*	2.30%*	0.83%*	0.79%*	2.33%*	10%
8.82	66,541	0.91	0.88	3.28	0.83	0.80	3.37	50
5.86	14,215	0.99	0.95	2.81	0.83	0.79	2.97	73
(1.74)	8,379	0.99*	0.96*	2.94*	0.83*	0.80*	3.09*	58
7.27	2,301	1.29	1.28	2.45	0.92	0.91	2.82	59
1.33	608	1.55*	1.55*	2.08*	0.92*	0.92*	2.70*	12

4.07	13,237	1.66*	1.62*	1.49*	1.63*	1.59*	1.52*	10
7.95	6,859	1.71	1.68	2.46	1.63	1.60	2.55	50
5.00	2,931	1.79	1.75	2.00	1.63	1.59	2.16	73
(2.56)	1,737	1.79*	1.76*	2.10*	1.63*	1.60*	2.26*	58
6.49	618	1.99	1.98	1.70	1.72	1.71	1.96	59
1.02	84	2.36*	2.36*	1.02*	1.72*	1.72*	1.67*	12

4.57	350,997	0.66*	0.62*	2.49*	0.63*	0.59*	2.52*	10
9.10	200,355	0.71	0.68	3.46	0.63	0.60	3.55	50
6.04	100,166	0.80	0.76	3.00	0.63	0.59	3.17	73
(1.68)	74,276	0.79*	0.76*	3.07*	0.64*	0.61*	3.22*	58
7.45	56,699	0.97	0.96	2.66	0.72	0.71	2.90	59
1.47	13,198	1.38*	1.38*	2.03*	0.72*	0.72*	2.69*	12

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Note 7 – Management Fees and Other Transactions with Affiliates, Management Fees for more information.
(d)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities and the interest expense and fees paid on borrowings, as described in Note 8 - Borrowing Arrangements.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives, Investment Transactions) divided by the average long-term market value during the period.
(f)	For the six months ended September 30, 2019.
(g)	For the eleven months ended March 31, 2017.
(h)	For the period December 16, 2014 (commencement of operations) through April 30, 2015.
*	Annualized.
See accompanying notes to financial statements.

Notes to Financial Statements
(Unaudited)
1.  General Information
Trust and Fund Information
The Nuveen Municipal Trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen High Yield Municipal Bond Fund (“High Yield”), Nuveen Short Duration High Yield Municipal Bond Fund (“Short Duration High Yield”) and Nuveen Strategic Municipal Opportunities Fund (“Strategic Municipal Opportunities”) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.
The end of the reporting period for the Funds is September 30, 2019, and the period covered by these Notes to Financial Statements is the six months ended September 30, 2019 (the "current fiscal period”).
Investment Adviser
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolios, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge and incur a 0.20% annual 12b-1 service fee. Class A Share purchases of $500,000 or more for High Yield and $250,000 or more for Short Duration High Yield and Strategic Municipal Opportunities are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% for High Yield and Strategic Municipal Opportunities and 0.70% for Short Duration High Yield if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. The Funds will issue class C2 Shares upon the exchange of Class C2 Shares from another Nuveen municipal bond fund or for the purposes of dividend reinvestment, but Class C2 Shares are not available for new accounts or for additional investment into existing accounts. Class C2 Shares incur a 0.55% annual 12b-1 distribution fee and a 0.20% annual 12b-1 service fee. Class C and C2 Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Class R6 Shares and Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.
2.  Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of dividend income and interest income. Dividend income is recorded on the ex-dividend date. Non-cash dividends received the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also reflects payment-in-kind ("PIK") interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. Currently, the only expenses that are allocated on a class-specific basis are 12b-1 distribution and service fees.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
FASB Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities
The FASB has issued ASU 2017-08, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. During the current fiscal period, ASU 2017-08 became effective for the Funds and it did not have a material impact on the Funds' financial statements.
Fair Value Measurement: Disclosure Framework
During August 2018, the FASB issued ASU 2018-13 (“ASU 2018-13”), Fair Value Measurement: Disclosure Framework  –  Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 modifies the disclosures required by Topic 820, Fair Value Measurements. The amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has early implemented this guidance and it did not have a material impact on the Funds’ financial statements.
3.  Investment Valuation and Fair Value Measurements
The fair valuation input levels as described below are for fair value measurement purposes.
The Funds' investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Notes to Financial Statements (Unaudited) (continued)
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1. Securities primarily traded on the Nasdaq National Market (“Nasdaq”) are valued at the Nasdaq Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or Nasdaq for which there were no transactions on a given day or securities not listed on a securities exchange or Nasdaq are valued at the quoted bid price and are generally classified as Level 2.
Prices of fixed income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.
Prices of swap contracts are also provided by a pricing service approved by the Board using the same methods as described above and are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, that last traded price and are generally classified as Level 1.
Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
High Yield	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$25,185,958,212	$1,041,890**	$25,187,000,102
Corporate Bonds	—	174,898,205	2,528,917**	177,427,122
Common Stocks	82,075,545	—	—	82,075,545
Short-Term Investments*:
Municipal Bonds	—	153,404,340	262,232**	153,666,572
Investments in Derivatives:
Futures Contracts***	22,860,585	—	—	22,860,585
Credit Default Swap***	—	3,457,736	—	3,457,736
Total	$104,936,130	$25,517,718,493	$3,833,039	$25,626,487,662

Short Duration High Yield	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$6,138,358,918	$ —	$6,138,358,918
Corporate Bonds	—	76,437,127	850,949**	77,288,076
Short-Term Investments*:
Municipal Bonds	—	16,685,000	—	16,685,000
Investments in Derivatives:
Futures Contracts***	4,005,024	—	—	4,005,024
Credit Default Swap***	—	354,294	—	354,294
Total	$4,005,024	$6,231,835,339	$850,949	$6,236,691,312

Strategic Municipal Opportunities	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$473,686,189	$ —	$473,686,189
Corporate Bonds	—	324,883	39,897**	364,780
Investments in Derivatives:
Futures Contracts***	153,338	—	—	153,338
Credit Default Swap***	—	87,760	—	87,760
Total	$153,338	$474,098,832	$39,897	$474,292,067

*	Refer to the Fund's Portfolio of Investments for state and or/industry classifications, where applicable.
**	Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
***	Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments.
4.  Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB)  –  Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment In-

Notes to Financial Statements (Unaudited) (continued)
come” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF)  –  Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Floating Rate Obligations Outstanding	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Floating rate obligations: self-deposited Inverse Floaters	$4,334,018,000	$126,145,000	$3,800,000
Floating rate obligations: externally-deposited Inverse Floaters	1,537,800,000	42,750,000	—
Total	$5,871,818,000	$168,895,000	$3,800,000
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Self-Deposited Inverse Floaters	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Average floating rate obligations outstanding	$3,955,946,536	$109,672,869	$3,800,000
Average annual interest rate and fees	2.08%	2.16%	2.00%
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, High Yield and Short Duration High Yield had outstanding borrowings under such liquidity facilities in the amount of $19,899,418 and $300,000, respectively, which are recognized as a component of "Floating rate obligations" on the Statement of Assets and Liabilities. There were no loans outstanding under such facilities for Strategic Municipal Opportunities as of the end of the reporting period.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

As of the end of the reporting period, each Fund’s maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Floating Rate Obligations - Recourse Trusts	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$4,280,878,000	$126,145,000	$2,600,000
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	1,485,780,000	42,750,000	—
Total	$5,766,658,000	$168,895,000	$2,600,000
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities but excluding derivative transactions, where applicable) during the current fiscal period were as follows:
	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Purchases	$4,080,335,544	$877,117,264	$223,317,119
Sales and maturities	523,877,121	176,880,272	37,732,962
Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.
As of the end of the reporting period, the Funds' outstanding when-issued/delayed delivery purchase commitments were as follows:
	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Outstanding when-issued/delayed delivery purchase commitments	$53,593,839	$24,540,934	$22,564,392
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Futures Contracts
Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of Assets and Liabilities. Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days “mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to- market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.

Notes to Financial Statements (Unaudited) (continued)
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
During the current fiscal period, the Funds managed the duration of their respective portfolios by shorting interest rate futures contracts.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Average notional amount of futures contracts outstanding*	$2,478,603,094	$429,907,816	$19,916,217

*	The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the the end of each fiscal quarter within the current fiscal period.
The following table presents the fair value of all futures contracts held by the Funds as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.
	Location on the Statement of Assets and Liabilities
		Asset Derivatives		(Liability) Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
High Yield
Interest rate	Futures contracts	Receivable for variation margin on futures contracts*	$22,860,585	—	$ —
Short Duration High Yield
Interest rate	Futures contracts	Receivable for variation margin on futures contracts*	$4,005,024	—	$ —
Strategic Municipal Opportunities
Interest rate	Futures contracts	Receivable for variation margin on futures contracts*	$153,338	—	$ —
* Value represents unrealized appreciation (depreciation) of futures contracts as reported on the Fund's Portfolio of Investments and not the asset and/or liability derivatives location as described in the table above.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Fund	Underlying Risk Exposure	Derivative Instrument	Net Realized Gain (Loss) from Futures Contracts	Change in net Unrealized Appreciation (Depreciation) of Futures Contracts
High Yield	Interest rate	Futures contracts	$(133,034,521)	$51,622,895
Short Duration High Yield	Interest rate	Futures contracts	(22,880,098)	8,240,080
Strategic Municipal Opportunities	Interest rate	Futures contracts	(1,762,789)	168,262
Interest Rate Swap Contracts
Interest rate swap contracts involve a Fund’s agreement with the counterparty to pay or receive a fixed rate payment in exchange for the counterparty receiving or paying a variable rate payment. Forward interest rate swap contracts involve a Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which begin at a specified date in the future (the “effective date”).
The amount of the payment obligation for an interest rate swap is based on the notional amount and the termination date of the contract. Interest rate swap contracts do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the net amount of interest payments that the Fund is to receive.
Interest rate swap contracts are valued daily. Upon entering into an interest rate swap contract (and beginning on the effective date for a forward interest rate swap contract), the Fund accrues the fixed rate payment expected to be paid or received and the variable rate payment expected to be received or paid on the interest rate swap contracts on a daily basis, and recognizes the daily change in the fair value of the Fund’s contractual rights and obligations under the contracts. For an over-the-counter (“OTC”) swap that is not cleared through a clearing house (“OTC Uncleared”), the amount recorded on these transactions is recognized on the Statement of Assets and Liabilities as a component of “Unrealized appreciation or depreciation on interest rate swaps.”

Upon the execution of an OTC swap cleared through a clearing house (“OTC Cleared”), the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash deposited by the Fund to cover initial margin requirements on open swap contracts, if any, is recognized as a component of “Cash collateral at brokers for investments in swaps” on the Statement of Assets and Liabilities. Investments in OTC Cleared swaps obligate the Fund and the clearing broker to settle monies on a daily basis representing changes in the prior day’s “mark-to-market” of the swap contract. If the Fund has unrealized appreciation, the clearing broker will credit the Fund’s account with an amount equal to the appreciation. Conversely, if the Fund has unrealized depreciation, the clearing broker will debit the Fund’s account with an amount equal to the depreciation. These daily cash settlements are also known as “variation margin.” Variation margin for OTC Cleared swaps is recognized as a receivable and/or payable for “Variation margin on swap contracts” on the Statement of Assets and Liabilities. Upon the execution of an OTC Uncleared swap, neither the Fund nor the counterparty is required to deposit initial margin as the trades are recorded bilaterally between both parties to the swap contract, and the terms of the variation margin are subject to a predetermined threshold negotiated by the Fund and the counterparty. Variation margin for OTC Uncleared swaps is recognized as a component of “Unrealized appreciation or depreciation on interest rate swaps” as described in the preceding paragraph.
The net amount of periodic payments settled in cash are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations, in addition to the net realized gain or loss recorded upon the termination of the swap contract. For tax purposes, payments expected to be received or paid on the swap contracts are treated as ordinary income or expense, respectively. Changes in the value of the swap contracts during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” on the Statement of Operations. In certain instances, payments are made or received upon entering into the swap contract to compensate for differences between the stated terms of the swap agreements and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Payments received or made at the beginning of the measurement period, if any, are recognized as “Interest rate swaps premiums received and/or paid” on the Statement of Assets and Liabilities.
During the current fiscal period, Short Duration High Yield continued to invest in forward interest rate swap contracts to reduce the duration of its portfolio.
The average notional amount of interest rate swap contracts outstanding during the current fiscal period was as follows:
Short Duration High Yield
Average notional amount of interest rate swap contracts outstanding*	$15,000,000

*	The average notional amount is calculated based on the outstanding notional at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Credit Default Swaps Contracts
A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return if/when there is a credit event by a third party. Generally, a credit event means bankruptcy, failure to pay, or restructuring. The specific credit events applicable for each credit default swap are stated in the terms of the particular swap agreement. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) deliver (receive) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The difference between the value of the security received (delivered) and the notional amount delivered (received) is recorded as a realized gain or loss. Payments paid (received) at the beginning of the measurement period are recognized as a component of “Credit default swaps premiums paid and/or received” on the Statement of Assets and Liabilities, when applicable.
Credit default swap contracts are valued daily. Changes in the value of a credit default swap during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” and realized gains and losses are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations.
For OTC swaps not cleared through a clearing house (“OTC Uncleared”), the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as components of “Unrealized appreciation or depreciation on credit default swaps” on the Statement of Assets and Liabilities.
Upon the execution of an OTC swap cleared through a clearing house (“OTC Cleared”), a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open swap contracts, if any, is recognized as “Cash collateral at brokers for investments in swaps” on the Statement of Assets and Liabilities. Investments in OTC Cleared swaps obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior day’s “mark-to-market” of the swap. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to the appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit a Fund’s account with an amount equal to the depreciation. These daily cash settlements are also known as “variation margin.” Variation margin for OTC Cleared swaps is recog-

Notes to Financial Statements (Unaudited) (continued)
nized as a receivable and/or payable for “Variation margin on swap contracts” on the Statement of Assets and Liabilities. Upon the execution of an OTC Uncleared swap, neither the Fund nor the counterparty is required to deposit initial margin as the trades are recorded bilaterally between both parties to the swap contract, and the terms of the variation margin are subject to a predetermined threshold negotiated by the Fund and the counterparty. Variation margin for OTC Uncleared swaps is recognized as a component of “Unrealized appreciation or depreciation on credit default swaps” as described in the preceding paragraph. The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
During the current reporting period, the Funds used credit default swap contracts to purchase credit protection on certain credits, or to take on credit risk on other credits and earn a commensurate credit spread.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:
	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Average notional amount of credit default swap contracts outstanding*	$175,000,000	$10,000,000	$2,500,000

*	The average notional amount is calculated based on the outstanding notional at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
The following table presents the fair value of all swap contracts held by the Funds as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.
	Location on the Statement of Assets and Liabilities
		Asset Derivatives		(Liability) Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
High Yield
Credit	Swaps (OTC Uncleared)	Unrealized appreciation on credit default swaps**	$3,481,152	Unrealized depreciation on credit default swaps**	$(23,416)
Short Duration High Yield
Credit	Swaps (OTC Uncleared)	Unrealized appreciation on credit default swaps**	$354,294	—	$ —
Strategic Municipal Opportunities
Credit	Swaps (OTC Uncleared)	Unrealized appreciation on credit default swaps**	$87,760	—	$ —
** Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities and is not reflected in the cumulative unrealized appreciation (depreciation) presented above.
The following table presents the Funds’ swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of the end of the reporting period.
	Gross Amounts Not Offset on the Statements of Assets and Liabilities
Fund	Counterparty	Gross Unrealized Appreciation on Credit Default Swaps***	Gross Unrealized (Depreciation) on Credit Default Swaps***	Net Unrealized Appreciation (Depreciation) on Credit Default Swaps	Credit Default Swaps Premium Paid (Received)	Financial Instruments****	Collateral Pledged to (from) Counterparty	Net Exposure
High Yield	Citigroup Global Markets Inc.	$3,481,152	$(23,416)	$3,457,736	$(11,844,540)	$ —	$8,386,804	$ —
Short Duration High Yield	Citigroup Global Markets Inc.	$354,294	$ —	$354,294	$(404,308)	$ —	$ —	$(50,014)
Strategic Municipal Opportunities	Citigroup Global Markets Inc.	$87,760	$ —	$87,760	$(100,264)	$ —	$ —	$(12,504)
*** Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund’s Portfolio of Investments.
**** Represents inverse floating rate securities available for offset.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on swap contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.

Fund	Underlying Risk Exposure	Derivative Instrument	Net Realized Gain (Loss) from Swaps	Change in Net Unrealized Appreciation (Depreciation) of Swaps
High Yield	Credit	Swaps	$ 2,460,824	$ (565,534)
Short Duration High Yield	Credit	Swaps	$ 168,738	$ (202,673)
	Interest rate	Swaps	(1,410,082)	1,760,731
Total			$(1,241,344)	$1,588,058
Strategic Municipal Opportunities	Credit	Swaps	$ 41,948	$ (50,432)
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
5.  Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
	Six Months Ended 9/30/19		Year Ended 3/31/19
High Yield	Shares	Amount	Shares	Amount
Shares sold:
Class A	83,882,478	$ 1,489,126,204	146,579,017	$ 2,504,374,124
Class A – automatic conversion of Class C Shares	2,778	49,290	7,150	123,263
Class A – automatic conversion of Class C2 Shares	50,154	888,623	278,275	4,792,746
Class C	16,289,742	289,228,961	18,736,026	319,920,196
Class C2	119,107	2,108,176	256,195	4,372,223
Class R6	42,522,627	744,676,343	1,191,473	20,451,039
Class I	152,953,262	2,717,188,805	269,277,242	4,595,390,961
Shares issued to shareholders due to reinvestment of distributions:
Class A	8,255,279	147,173,715	14,870,294	254,144,313
Class C	1,294,504	23,059,459	2,431,043	41,504,834
Class C2	603,443	10,742,175	1,693,254	28,929,885
Class R6	44,770	799,648	42,941	733,430
Class I	10,609,652	189,174,846	20,719,825	354,187,113
	316,627,796	5,614,216,245	476,082,735	8,128,924,127
Shares redeemed:
Class A	(39,347,073)	(700,252,848)	(101,618,069)	(1,731,239,953)
Class C	(5,321,807)	(94,451,932)	(13,137,669)	(223,625,895)
Class C – automatic conversion to Class A Shares	(2,778)	(49,290)	(7,150)	(123,263)
Class C2	(6,587,019)	(117,175,000)	(17,613,837)	(301,621,755)
Class C2 – automatic conversion to Class A Shares	(50,154)	(888,623)	(278,275)	(4,792,746)
Class R6	(4,902,079)	(87,831,655)	(311,717)	(5,318,703)
Class I	(113,822,286)	(2,008,833,543)	(227,829,129)	(3,870,303,832)
	(170,033,196)	(3,009,482,891)	(360,795,846)	(6,137,026,147)
Net increase (decrease)	146,594,600	$ 2,604,733,354	115,286,889	$ 1,991,897,980

Notes to Financial Statements (Unaudited) (continued)
	Six Months Ended 9/30/19		Year Ended 3/31/19
Short Duration High Yield	Shares	Amount	Shares	Amount
Shares sold:
Class A	30,312,442	$ 317,114,566	58,894,482	$ 598,401,999
Class A – automatic conversion of Class C2 Shares	—	—	1,077	10,964
Class C	2,376,996	24,915,988	5,149,655	52,328,868
Class C2	36,449	384,382	105,584	1,068,762
Class I	86,429,467	906,284,432	204,743,479	2,083,715,104
Shares issued to shareholders due to reinvestment of distributions:
Class A	1,539,913	16,149,255	2,501,509	25,461,464
Class C	169,525	1,777,680	304,740	3,101,494
Class C2	29,741	311,770	74,796	760,785
Class I	5,751,136	60,422,796	9,509,014	96,905,068
	126,645,669	1,327,360,869	281,284,336	2,861,754,508
Shares redeemed:
Class A	(14,736,365)	(154,334,267)	(34,561,738)	(351,315,751)
Class C	(1,198,245)	(12,546,142)	(2,724,698)	(27,692,928)
Class C2	(326,583)	(3,415,924)	(840,793)	(8,543,300)
Class C2 – automatic conversion to Class A Shares	—	—	(1,077)	(10,964)
Class I	(55,500,969)	(581,605,853)	(105,441,933)	(1,073,682,741)
	(71,762,162)	(751,902,186)	(143,570,239)	(1,461,245,684)
Net increase (decrease)	54,883,507	$ 575,458,683	137,714,097	$ 1,400,508,824

	Six Months Ended 9/30/19		Year Ended 3/31/19
Strategic Municipal Opportunities	Shares	Amount	Shares	Amount
Shares sold:
Class A	4,354,402	$ 48,276,906	5,706,201	$ 59,466,029
Class C	567,890	6,287,652	446,740	4,662,324
Class I	15,335,578	170,095,242	13,455,329	140,520,960
Shares issued to shareholders due to reinvestment of distributions:
Class A	94,787	1,052,706	86,210	903,468
Class C	7,770	86,306	7,667	80,106
Class I	332,978	3,703,765	304,660	3,191,740
	20,693,405	229,502,577	20,006,807	208,824,627
Shares redeemed:
Class A	(968,812)	(10,663,651)	(1,036,150)	(10,804,413)
Class C	(22,837)	(250,009)	(108,145)	(1,127,528)
Class I	(2,762,614)	(30,575,496)	(5,062,008)	(52,664,054)
	(3,754,263)	(41,489,156)	(6,206,303)	(64,595,995)
Net increase (decrease)	16,939,142	$188,013,421	13,800,504	$144,228,632
6.  Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

The tables below present the cost and unrealized appreciation (depreciation) of each Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2019.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.
	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Tax cost of investments	$19,587,424,737	$5,820,956,684	$447,658,166
Gross unrealized:
Appreciation	$ 2,100,196,611	$ 325,985,374	$ 23,624,095
Depreciation	(421,468,476)	(40,755,334)	(1,031,309)
Net unrealized appreciation (depreciation) of investments	$ 1,678,728,135	$ 285,230,040	$ 22,592,786

	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Tax cost of futures contracts	$22,860,585	$4,005,024	$153,338
Net unrealized appreciation (depreciation) of futures contracts	—	—	—

	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Tax cost of swaps	$(11,844,540)	$(404,308)	$(100,264)
Net unrealized appreciation (depreciation) of swaps	3,457,736	354,294	87,760
Permanent differences, primarily due to federal taxes paid, expiration of capital loss carryforwards, taxable market discount, paydowns, distressed PIK bond adjustments and treatment of notional principal contracts, resulted in reclassifications among the Funds’ components of net assets as of March 31, 2019, the Funds' last tax year end.
The tax components of undistributed net ordinary income and net long-term capital gains as of March 31, 2019, the Funds' last tax year end, were as follows:
	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Undistributed net tax-exempt income[1]	$33,880,273	$27,247,206	$693,774
Undistributed net ordinary income[2]	4,805,102	3,251,318	41,867
Undistributed net long-term capital gains	—	—	—

[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period period March 1, 2019 through March 31, 2019 and paid on April 1, 2019.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
The tax character of distributions paid during the Funds' last tax year ended March 31, 2019 was designated for purposes of the dividends paid deduction as follows:
	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Distributions from net tax-exempt income	$853,061,370	$166,345,525	$4,203,137
Distributions from net ordinary income[2]	22,688,343	2,893,916	143,814
Distributions from net long-term capital gains	—	—	—

[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
As of March 31, 2019, the Funds’ last tax year end, the Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.

Notes to Financial Statements (Unaudited) (continued)
	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Not subject to expiration:
Short-term	$241,698,459	$37,731,570	$1,177,378
Long-term	118,361,954	—	—
Total	$360,060,413	$37,731,570	$1,177,378
During the Funds’ last tax year ended March 31, 2019, Short Duration High Yield utilized $5,206,714 of its capital loss carryforward.
As of March 31, 2019, the Funds’ last tax year end, $36,220,059 of High Yield’s capital loss carryforward expired.
7.  Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components  –  a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Average Daily Net Assets	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
For the first $125 million	0.4000%	0.4000%	0.3500%
For the next $125 million	0.3875	0.3875	0.3375
For the next $250 million	0.3750	0.3750	0.3250
For the next $500 million	0.3625	0.3625	0.3125
For the next $1 billion	0.3500	0.3500	0.3000
For the next $3 billion	–	–	0.2750
For the next $5 billion	–	–	0.2500
For net assets over $10 billion	–	–	0.2375
For the next $8 billion	0.3250	0.3250	–
For the next $5 billion	0.3125	0.3125	–
For the next $5 billion	0.3000	0.3000	–
For net assets over $20 billion	0.2875	0.2875	–

The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*     The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of September 30, 2019, the complex-level fee for each Fund was 0.1570%.
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. The expense limitation expiring July 31, 2021, may be terminated or modified prior to that date only with the approval of the Board.
Fund	Expense Cap	Expense Cap Expiration Date
Short Duration High Yield	0.65%	July 31, 2021
Strategic Municipal Opportunities	0.64	July 31, 2021
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds managed by the Sub-Adviser (“inter-fund trade”) under specified conditions outlined in procedures adopted by the Board. These procedures have been designed to ensure that any inter-fund trade of securities by the Fund from or to another fund that is, or could be, considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each inter-fund trade is effected at the current market price as provided by an independent pricing service. Unsettled inter-fund trades as of the end of the reporting period are recognized as a component of “Receivable for investments sold” and/or “Payable for investments purchased” on the Statement of Assets and Liabilities, when applicable.
During the current fiscal period, the Funds engaged in inter-fund trades pursuant to these procedures as follows:
Inter-Fund Trades	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Purchases	$19,939,437	$ —	$ —
Sales	—	589,613	3,228,540
During the current fiscal period, Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

Notes to Financial Statements (Unaudited) (continued)
	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Sales charges collected	$12,468,240	$1,473,592	$382,590
Paid to financial intermediaries	11,503,717	1,426,078	369,935
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Commission advances	$8,697,950	$1,460,045	$379,337
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C and Class C2 Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
12b-1 fees retained	$1,760,152	$189,232	$26,007
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
CDSC retained	$340,439	$82,150	$36,078
8.  Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.65 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2020 unless extended or renewed.
The credit facility has the following terms: a fee of 0.15% per annum on unused commitment amounts, and interest at a rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Fund utilized this facility. The Fund's maximum outstanding balance during the utilization period was a follows:
High Yield
Maximum outstanding balance	$62,900,000

During the Fund's utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
High Yield
Utilization period (days outstanding)	18
Average daily balance outstanding	$37,305,556
Average annual interest rate	3.46%
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities, where applicable.

Additional Fund Information
Fund Manager
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787

Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC's website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request by calling Nuveen toll-free at (800) 257-8787 or Nuveen's website at www.nuveen.com and (ii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Corporate-Backed Municipal Bond: A municipal bond issued by a state or local government agency and backed by a corporate entity.
Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage (Effective Leverage Ratio): Effective leverage is investment exposure created either through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Industrial Development Revenue Bond (IDR): A unique type of revenue bond issued by a state or local government agency on behalf of a private sector company and intended to build or acquire factories or other heavy equipment and tools.
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Lipper General & Insured Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper General & Insured Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.

Glossary of Terms Used in this Report (continued)
Lipper High Yield Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper High Yield Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refundings: Pre-Refundings, also known as advance refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often result in lower borrowing costs for bond issuers.
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Yield Index: Comprises all of the bonds in the S&P Municipal Bond Index that are non-rated or rated BB+ by S&P and/or Ba1 or lower by Moody’s. The index does not contain bonds that are pre-refunded or escrowed to maturity. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Short Duration Municipal Yield Index: An index that consists of bonds maturing in 1 to 12 years and is structured so that 70% of the market value of the index consists of bonds that are either non-rated or are rated below investment grade, and 20% are rated BBB/Baa, and 10% are rated single A. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Annual Investment Management Agreement Approval Process
(Unaudited)
At a meeting held on May 21-23, 2019 (the “May Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of the Funds, including the Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. Following an initial two-year period, the Board, including the Independent Board Members, is required under the 1940 Act to review and approve each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser.”
In response to a request on behalf of the Independent Board Members by independent legal counsel, the Board received and reviewed prior to the May Meeting extensive materials specifically prepared for the annual review of Advisory Agreements by the Adviser as well as by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials provided in connection with the annual review covered a breadth of subject matter including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of the Sub-Adviser and investment team; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued during the year for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the Sub-Adviser; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the Nuveen funds. The Board Members held an in-person meeting on April 17-18, 2019 (the “April Meeting”), in part, to review and discuss the performance of the Nuveen funds and the Adviser’s evaluation of the various sub-advisers to the Nuveen funds. The Independent Board Members asked questions and requested additional information that was provided for the May Meeting.
The information prepared specifically for the annual review of the Advisory Agreements supplemented the information provided to the Board and its committees throughout the year. The Board and its committees met regularly during the year and the information provided and topics discussed were relevant to the review of the Advisory Agreements. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Nuveen funds; strategic plans of the Adviser which may impact the services it provides to the Nuveen funds; the review of the Nuveen funds and applicable investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees; and overall market and regulatory developments. The Board further continued its practice of seeking to meet periodically with the various sub-advisers to the Nuveen funds and their investment teams, when feasible. The Independent Board Members considered the review of the Advisory Agreements to be an ongoing process and employed the accumulated information, knowledge, and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Fund Advisers in their review of the Advisory Agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements.

Annual Investment Management Agreement Approval Process (Unaudited) (continued)
In deciding to renew the Advisory Agreements, the Independent Board Members did not identify a particular factor or information as determinative or controlling, but rather the decision reflected the comprehensive consideration of all the information provided, and each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process. The following summarizes the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements and its conclusions.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Board recognized that the Adviser provides a comprehensive set of services necessary to operate the Nuveen funds in a highly regulated industry and noted that the scope of such services has expanded over the years as a result of regulatory, market and other developments, such as the development of the liquidity management program and expanded compliance programs. Some of the functions the Adviser is responsible for include, but are not limited to: product management (such as analyzing a fund’s position in the marketplace, setting dividends, preparing shareholder and intermediary communications and other due diligence support); investment oversight (such as analyzing fund performance, sub-advisers and investment teams and analyzing trade executions of portfolio transactions, soft dollar practices and securities lending activities); securities valuation services (such as executing the daily valuation process for portfolio securities and developing and recommending changes to valuation policies and procedures); risk management (such as overseeing operational and investment risks, including stress testing); fund administration (such as preparing fund tax returns and other tax compliance services, overseeing the Nuveen funds’ independent public accountants and other service providers; managing fund budgets and expenses; and helping to fulfill the funds’ regulatory filing requirements); oversight of shareholder services and transfer agency functions (such as oversight and liaison of transfer agent service providers which include registered shareholder customer service and transaction processing); Board relations services (such as organizing and administering Board and committee meetings, preparing various reports to the Board and committees and providing other support services); compliance and regulatory oversight services (such as developing and maintaining a compliance program to ensure compliance with applicable laws and regulations, monitoring compliance with applicable fund policies and procedures and adherence to investment restrictions, and evaluating the compliance programs of the Nuveen fund sub-advisers and certain other service providers); and legal support and oversight of outside law firms (such as with respect to filing and updating registration statements; maintaining various regulatory registrations; and providing legal interpretations regarding fund activities, applicable regulations and implementation of policies and procedures). In reviewing the scope and quality of services, the Board recognized the continued efforts and resources the Adviser and its affiliates have employed to continue to enhance their services for the benefit of the complex as well as particular Nuveen funds over recent years. Such service enhancements have included, but are not limited to:
•	Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to enhance the shareholder outcomes through, among other things, repositioning funds, merging funds, introducing additional share classes, reviewing and updating investment policies and benchmarks, modifying the composition of certain portfolio management teams and analyzing various data to help devise such improvements;
•	Capital Initiatives – continuing to invest capital to support new funds with initial capital as well as to facilitate modifications to the strategies or structure of existing funds;
•	Compliance Program Initiatives – continuing efforts to enhance the compliance program through, among other things, internally integrating various portfolio management teams and aligning compliance support accordingly, completing a comprehensive review of existing policies and procedures and revising such policies and procedures as appropriate, enhancing compliance-related technologies and workflows, and optimizing compliance shared services across the organization and affiliates;
•	Risk Management and Valuation Services - continuing efforts to strengthen the risk management functions, including through, among other things, enhancing the interaction and reporting between the investment risk management team and various affiliates, increasing the efficiency of risk monitoring performed on the Nuveen funds through improved reporting, continuing to implement risk programs designed to provide a more disciplined and consistent approach to identifying and mitigating operational risks, continuing progress on implementing a liquidity program that complies with the new liquidity regulatory requirements and continuing to oversee the daily valuation process;
•	Additional Compliance Services – continuing investment of time and resources necessary to develop the compliance policies and procedures and other related tools necessary to meet the various new regulatory requirements affecting the Nuveen funds that have been adopted over recent years;
•	Government Relations – continuing efforts of various Nuveen teams and affiliates to advocate and communicate their positions with lawmakers and other regulatory bodies on issues that will impact the Nuveen funds;

•	Business Continuity, Disaster Recovery and Information Services – establishing an information security program to help identify and manage information security risks, periodically testing disaster recovery plans, maintaining and updating business continuity plans and providing reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, incident tracking and other relevant information technology risk-related reports; and
•	Expanded Dividend Management Services – continuing to expand the services necessary to manage the dividends among the varying types of Nuveen funds that have developed as the Nuveen complex has grown in size and scope.
In addition to the services provided by the Adviser, the Board also considered the risks borne by the Adviser and its affiliates in managing the Nuveen funds, including entrepreneurial, operational, reputational, regulatory and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio. The Board noted that the Adviser oversees the Sub-Adviser and considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the Sub-Adviser’s assets under management and changes thereto, a summary of the investment team and changes thereto, the investment approach of the team and the performance of the funds sub-advised by the Sub-Adviser over various periods. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance program and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered the investment performance of the Nuveen funds they advise. In this regard, the Board reviewed Fund performance over the quarter, one- , three- and five- year periods ending December 31, 2018 (or for shorter periods available in the case of Nuveen Strategic Municipal Opportunities Fund (the “Strategic Fund”), which was not in existence for part of the foregoing timeframe), as well as performance data for the first quarter of 2019 ending March 29, 2019. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. Unless otherwise indicated, the performance data referenced below reflects the periods ended December 31, 2018. The Board considered the Adviser’s analysis of each fund’s performance, with particular focus on funds that were considered performance outliers and the factors contributing to their performance. The Board also noted that it received performance data of the Nuveen funds during its quarterly meetings throughout the year and took into account the discussions that occurred at these Board meetings regarding fund performance. In this regard, in its evaluation of Nuveen fund performance at meetings throughout the year, the Board considered performance information for the funds for different time periods, both absolute and relative to appropriate benchmarks and peers, with particular attention to information indicating underperformance of the respective funds and discussed with the Adviser the reasons for such underperformance.
The Board reviewed both absolute and relative fund performance during the annual review. With respect to the latter, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the Nuveen funds compared to the respective Performance Peer Group and/or benchmark(s) (such as differences in the use of leverage) will necessarily contribute to differences in performance results and limit the value of the comparative information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the funds as low, medium or high. Depending on the facts and circumstances, however, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below its benchmark or peer group for certain periods. In addition, the performance data may vary significantly depending on the end date selected, and shareholders may evaluate fund performance based on their own holding period which may differ from the performance periods reviewed by the Board leading to different results. Further, the Board considered a fund’s performance in light of the overall financial market conditions during the respective periods. As noted above, the Board reviewed, among other things, Nuveen fund performance over various periods ended December 31, 2018, and the Board was aware of the market decline in the fourth quarter of 2018 and considered performance from the first quarter of 2019 as well. The Board also noted that a shorter period of underperformance may significantly impact longer term performance.
In their review of performance, the Independent Board Members focused, in particular, on the Adviser’s analysis of Nuveen funds determined to be underperforming performance outliers. The Board recognized that some periods of underperformance may only be temporary while other periods of underperformance may indicate a broader issue that may require a corrective action. Accordingly, with respect to any Nuveen funds for which the Board had identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any efforts undertaken.
The Board’s determinations with respect to each Fund are summarized below.

Annual Investment Management Agreement Approval Process (Unaudited) (continued)
For Nuveen High Yield Municipal Bond Fund (the “High Yield Fund”), the Board noted that the Fund ranked in the second quartile of its Performance Peer Group for the one-year period and first quartile for the three- and five-year periods. In addition, although the Fund’s performance was below the performance of its benchmark for the one-year period, the Fund outperformed its benchmark for the three- and five-year periods. The Board was satisfied with the Fund’s overall performance.
For the Strategic Fund, the Board noted that the Fund ranked in the first quartile of its Performance Peer Group and outperformed its benchmark for the one- and three-year periods. In its review, the Board, however, noted that the Performance Peer Group was classified as low for relevancy. The Board was satisfied with the Fund’s overall performance.
For Nuveen Short Duration High Yield Municipal Bond Fund (the “Short Duration Fund”), the Board noted that although the Fund ranked in the fourth quartile of its Performance Peer Group for the five-year period, the Fund ranked in the first quartile for the one-year period and second quartile for the three-year period. In its review, the Board, however, noted that the Performance Peer Group was classified as low for relevancy. In addition, although the Fund’s performance was below the performance of its benchmark for the one- and three-year periods, the Fund outperformed its benchmark for the five-year period. The Board was satisfied with the Fund’s overall performance.
C. Fees, Expenses and Profitability
1. Fees and Expenses
In its annual review, the Board considered the fees paid to the Fund Advisers and the total operating expense ratio of each Nuveen fund, before and after any undertaking by Nuveen to limit the fund’s total annual operating expenses to certain levels. More specifically, the Independent Board Members reviewed, among other things, each fund’s gross and net management fee rates (i.e., before and after expense reimbursements and/or fee waivers, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and to a more focused subset of comparable funds (the “Peer Group”) established by Broadridge. The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer Universe and Peer Group and recognized that differences between the applicable fund and its respective Peer Universe and/or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by $51.5 million and fund-level breakpoints reduced fees by $55.1 million in 2018. Further, fee caps and waivers for all applicable Nuveen funds saved an additional $15 million in fees for shareholders in 2018.
With respect to the Sub-Adviser, the Board considered the sub-advisory fee paid to the Sub-Adviser, including any breakpoint schedule, and as described below, comparative data of the fees the Sub-Adviser charges to other clients, if any.
The Independent Board Members noted that (a) the High Yield Fund and the Short Duration Fund each had a net management fee that was in line with the respective peer average and a net expense ratio that was below the respective peer average and (b) the Strategic Fund had a net management fee and a net expense ratio that were below the respective peer averages. Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also reviewed information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the Sub-Adviser, such other clients may include retail and institutional managed accounts, passively managed exchange-traded funds sub-advised by the Sub-Adviser but that are offered by another fund complex and municipal managed accounts offered by an unaffiliated adviser. With respect to the Sub-Adviser, the Board reviewed, among other things, the fee range and average fee of municipal retail wrap accounts and municipal institutional accounts.
In addition to the comparative fee data, the Board also reviewed, among other things, a description of the different levels of services provided to certain other clients compared to the services provided to the Nuveen funds as well as the differences in portfolio investment policies, investor profiles, account sizes and regulatory requirements, all of which contribute to the variations in the fee schedules. The Board noted, among other things, the wide range of services in addition to investment management services provided to the Nuveen funds when the Adviser is principally responsible for all aspects of operating the funds, including the increased regulatory requirements that must be met in managing the funds, the larger account sizes of managed accounts and the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
In conjunction with their review of fees, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2018 and 2017. The Board reviewed, among other things, Nuveen’s net margins (pre-tax) (both including and excluding distribution expenses); gross and net revenue margins (pre- and post-tax); revenues, expenses, and net income (pre-tax and after-tax and before distribution) of Nuveen for fund advisory services; and comparative profitability data comparing the adjusted margins of Nuveen compared to the adjusted margins of certain peers with publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board also reviewed the revenues and expenses the Adviser derived from its exchange-traded fund product line that was launched in 2016. The Independent Board Members noted that Nuveen’s net margins were higher in 2018 than the previous year and considered the key drivers behind the revenue and expense changes that impacted Nuveen’s net margins between the years. The Board considered the costs of investments in the Nuveen business, including the investment of seed capital in certain Nuveen funds and additional investments in infrastructure and technology. The Independent Board Members also noted that Nuveen’s adjusted margins from its relationships with the Nuveen funds were on the low range compared to the adjusted margins of the peers; however, the Independent Board Members recognized the inherent limitations of the comparative data of other publicly traded peers given that the calculation of profitability is rather subjective and numerous factors (such as types of funds, business mix, cost of capital, methodology to allocate expenses and other factors) can have a significant impact on the results.
The Independent Board Members also reviewed a description of the expense allocation methodology employed to develop the financial information and a summary of the history of changes to the methodology over the ten-year period from 2008 to 2018, and recognized that other reasonable allocation methodologies could be employed and lead to significantly different results. The Board noted that two Independent Board Members, along with independent counsel, serve as the Board’s liaisons to review profitability and discuss any proposed changes to the methodology prior to the full Board’s review.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). As such, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2018 and 2017 calendar years to consider the financial strength of TIAA having recognized the importance of having an adviser with significant resources.
In addition to Nuveen, the Independent Board Members also considered the profitability of the Sub-Adviser from its relationships with the Nuveen funds. In this regard, the Independent Board Members reviewed the Sub-Adviser’s revenues, expenses and revenue margins (pre- and post-tax) for its advisory activities for the calendar year ended December 31, 2018. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar year ending December 31, 2018 and the pre- and post-tax revenue margin from 2018 and 2017.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
With respect to economies of scale, the Independent Board Members noted that although economies of scale are difficult to measure, the Adviser shares the benefits of economies of scale in various ways including breakpoints in the management fee schedule (subject to limited exceptions), fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in its business which can enhance the services provided to the funds for the fees paid. With respect to breakpoint schedules, because the Board had previously recognized that economies of scale may occur not only when the assets of a particular Nuveen fund grow but also when the assets in the complex grow, the Nuveen funds generally pay the Adviser a management fee comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. In general terms, the breakpoint schedule at the fund-level reduces fees as assets in the particular fund pass certain thresholds and the breakpoint schedule at the complex level reduces fees on the Nuveen funds as the eligible assets in the complex pass certain thresholds. The

Annual Investment Management Agreement Approval Process (Unaudited) (continued)
Independent Board Members reviewed, among other things, the fund-level and complex-level fee schedules and the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2017 and 2018), including the temporary expense caps applicable to the Short Duration Fund and the Strategic Fund. The Independent Board Members noted that as a result of fund-level management fee changes implemented in June 2017, none of the Nuveen open-end funds were above their top level fee breakpoint.
In addition, the Independent Board Members recognized the Adviser’s continued reinvestment in its business through, among other things, investments in its business infrastructure and information technology, portfolio accounting system as well as other systems and platforms that will, among other things, support growth, simplify and enhance information sharing, and enhance the investment process to the benefit of all of the Nuveen funds.
Based on its review, the Board concluded that the current fee arrangements together with the Adviser’s reinvestment in its business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds. The Independent Board Members further noted that the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party broker-dealers, the Board reviewed the amount retained by the Adviser’s affiliate as a result of serving as principal underwriter. In addition, the Independent Board Members also noted that the Sub-Adviser engages in soft dollar transactions pursuant to which it may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds.
The Board, however, noted that the benefits for the Sub-Adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions. Further, the Board noted that although the Sub-Adviser may benefit from the receipt of research and other services that it may otherwise have to pay for out of its own resources, the research may also benefit the Nuveen funds to the extent it enhances the ability of the Sub-Adviser to manage such funds or is acquired through the commissions paid on portfolio transactions of other clients.
Based on their review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, concluded that the terms of each Advisory Agreement were fair and reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Notes

Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/mutual-funds
Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive | Chicago, IL 60606 | www.nuveen.com    MSA-HYM-0919D1000798-INV-B-11/20

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust

By	(Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher Vice President and Secretary

Date: December 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer Chief Administrative Officer (principal executive officer)

Date: December 5, 2019

By	(Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: December 5, 2019